UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22027

                                                 FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                             Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                               Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

C WorldWide International Equities Fund
of
FundVantage Trust
Class I
SEMI-ANNUAL REPORT
March 31, 2022
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Fund Expense Disclosure
March 31, 2022
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any), and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2021 through March 31, 2022 and held for the entire period.
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period*
C WorldWide International Equities Fund
Class I
Actual	$1,000.00	$ 980.00	$0.48
Hypothetical (5% return before expenses)	1,000.00	1,022.19	2.77

*	Expenses are equal to an annualized expense ratio for the period beginning February 28, 2022, commencement of operations, to March 31, 2022 of 0.55% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (32), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of the table is based on the actual six-month total returns for the Fund of (2.00)% for Class I shares. For comparative purposes, the Hypothetical expenses are as if the Class I shares had been in existence from October 1, 2021, and are equal to the Class I shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 365 to reflect the period.
1

C WorldWide International Equities Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Semiconductors	12.7%	$124,500
Pharmaceuticals	10.1	99,167
Banks	8.2	80,658
Machinery-Diversified	7.4	72,582
Food	6.8	66,687
Electronics	6.8	66,605
Electric	4.9	48,001
Agriculture	4.8	47,384
Distribution/Wholesale	4.4	43,218
Home Furnishings	4.2	41,150
Miscellaneous Manufacturing	3.8	36,832
Building Materials	3.7	36,321
Apparel	3.7	35,690
Insurance	3.2	31,326
Software	3.0	29,702
Diversified Financial Services	3.0	29,342
Cosmetics/Personal Care	2.6	25,084
Engineering & Construction	2.0	19,413
Real Estate	1.8	17,992
Commercial Services	1.0	9,904
Total Common Stocks	98.1	961,558
Other Assets in Excess of Liabilities	1.9%	18,574
NET ASSETS	100.0%	$980,132

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
2

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.1%
Denmark — 6.0%
Novo Nordisk A/S, Class B	533	$ 59,118
France — 5.6%
LVMH Moet Hennessy Louis Vuitton SE	50	35,690
Vinci SA	190	19,413
		55,103
Germany — 11.6%
Deutsche Boerse AG	163	29,342
SAP SE	268	29,702
Siemens AG	266	36,832
Vonovia SE	386	17,992
		113,868
Hong Kong — 3.2%
AIA Group Ltd.	3,000	31,326
India — 5.1%
HDFC Bank Ltd., ADR	819	50,229
Indonesia — 3.1%
Bank Central Asia Tbk PT	54,800	30,429
Ireland — 2.9%
Kerry Group PLC, Class A	251	28,072
Japan — 16.1%
Daikin Industries Ltd.	200	36,321
Hoya Corp.	300	34,188
Keyence Corp.	100	46,370
Sony Group Corp.	400	41,150
		158,029
Netherlands — 6.9%
Adyen NV*	5	9,904
ASML Holding NV	86	57,467
		67,371
South Korea — 3.3%
Samsung Electronics Co. Ltd., GDR	23	32,419
	Number of Shares	Value
COMMON STOCKS — (Continued)
Spain — 1.8%
Iberdrola SA	1,580	$ 17,269
Sweden — 10.8%
Assa Abloy AB, Class B	1,206	32,417
Atlas Copco AB, Class A	505	26,212
Swedish Match AB	6,301	47,384
		106,013
Switzerland — 4.0%
Nestle SA	297	38,615
Taiwan — 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., SP ADR	332	34,614
United Kingdom — 14.2%
AstraZeneca PLC	302	40,049
Ferguson PLC	319	43,218
SSE PLC	1,345	30,732
Unilever PLC	555	25,084
		139,083
TOTAL COMMON STOCKS (Cost $982,626)		961,558
TOTAL INVESTMENTS - 98.1% (Cost $982,626)		961,558
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		18,574
NET ASSETS - 100.0%		$ 980,132

*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.
3

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Statement of Assets and Liabilities
March 31, 2022
(Unaudited)
Assets
Investments, at value (Cost $982,626)	$961,558
Cash and cash equivalents	10,575
Foreign currency, at value (Cost $1,762)	1,770
Receivables:
Dividends	1,162
Investment adviser	11,103
Prepaid expenses and other assets	70
Total Assets	986,238
Liabilities
Payables:
Audit fees	2,224
Administration and accounting fees	1,443
Custodian fees	721
Legal fees	711
Transfer agent fees	552
Shareholder reporting fees	438
Accrued expenses	17
Total Liabilities	6,106
Net Assets	$980,132
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 1,000
Paid-in capital	999,000
Total distributable earnings	(19,868)
Net Assets	$980,132
Class I Shares:
Net assets	$980,132
Shares outstanding	100,000
Net asset value, offering and redemption price per share	$ 9.80
The accompanying notes are an integral part of the financial statements.
4

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Statement of Operations
For the period ended March 31, 2022*
(Unaudited)
Investment income
Dividends	$ 1,778
Less: foreign taxes withheld	(219)
Total investment income	1,559
Expenses
Administration and accounting fees (Note 2)	11,942
Transfer agent fees (Note 2)	4,152
Trustees’ and officers’ fees(Note 2)	3,134
Custodian fees(Note 2)	2,971
Legal fees	2,937
Audit fees	2,224
Advisory fees (Note 2)	657
Shareholder reporting fees	438
Other expenses	105
Total expenses before waivers and reimbursements	28,560
Less: waivers and reimbursements(Note 2)	(28,109)
Net expenses after waivers and reimbursements	451
Net investment income	1,108
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(3,509)
Net realized gain from foreign currency transactions	3,593
Net change in unrealized depreciation on investments	(21,068)
Net change in unrealized appreciation on foreign currency translations	8
Net realized and unrealized loss on investments	(20,976)
Net decrease in net assets resulting from operations	$(19,868)

*	The C WorldWide International Equities Fund commenced operations on February 28, 2022.
The accompanying notes are an integral part of the financial statements.
5

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Statement of Changes in Net Assets
For the Period from February 28, 2022* to March 31, 2022 (Unaudited)
Net increase/(decrease) in net assets from operations:
Net investment income	$ 1,108
Net realized gains from investments and foreign currency transactions	84
Net change in unrealized depreciation on investments and foreign currency translations	(21,060)
Net decrease in net assets resulting from operations	(19,868)
Increase in net assets derived from capital share transactions (Note 4)	1,000,000
Total increase in net assets	980,132
Net assets
Beginning of period	—
End of period	$ 980,132

*	Commencement of operations.
The accompanying notes are an integral part of the financial statements.
6

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class I
For the Period from February 28, 2022* to March 31, 2022 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income(1)	0.01
Net realized and unrealized gain/(loss) on investments	(0.21)
Total from investment operations	(0.20)
Net asset value, end of period	$ 9.80
Total investment return(2)	(2.00)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 980
Ratio of expenses to average net assets	0.55% (3)
Ratio of expenses to average net assets without waivers and reimbursements(4)	34.78% (3)
Ratio of net investment income to average net assets	1.35% (3)
Portfolio turnover rate	3% (5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
7

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements March 31, 2022
(Unaudited)
1. Organization and Significant Accounting Policies
The C WorldWide International Equities Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on February 28, 2022. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A and Class I Shares. As of March 31, 2022, Class A shares have not been issued.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation  — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of  the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of  the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
8

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund's investments carried at fair value:
	Total Value at 03/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Denmark	$ 59,118	$ —	$ 59,118	$ —
France	55,103	—	55,103	—
Germany	113,868	—	113,868	—
Hong Kong	31,326	—	31,326	—
India	50,229	50,229	—	—
Indonesia	30,429	30,429	—	—
Ireland	28,072	28,072	—	—
Japan	158,029	—	158,029	—
Netherlands	67,371	—	67,371	—
South Korea	32,419	—	32,419	—
Spain	17,269	—	17,269	—
Sweden	106,013	—	106,013	—
Switzerland	38,615	—	38,615	—
Taiwan	34,614	34,614	—	—
United Kingdom	139,083	—	139,083	—
Total Assets	$ 961,558	$ 143,344	$ 818,214	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that
9

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period from February 28, 2022 to March 31, 2022, there were no transfers in or out of Level 3 for the Fund.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Foreign Currency Translation—Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholder which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse
10

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. Management is continuing to monitor this development and evaluate its impact on the Fund. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruption.
Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
Emerging Markets Risk — The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
2. Transactions with Related Parties and Other Service Providers
C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide” or the “Adviser”) serves as investment adviser to the Fund. For its services, the Adviser is paid a monthly fee at the annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.55% (on an annual basis) of the Fund's average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place for a period of one year from February 1, 2022 and for an indefinite period of time thereafter, unless the Board of Trustees of the Trust approves its earlier termination.
For the period ended March 31, 2022, the Adviser earned advisory fees of  $657 and waived fees and reimbursed expenses of $11,760.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended March 31, 2022, BNY Mellon
11

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
accrued administration and accounting fees totaling $11,942 and waived fees totaling $10,499. For the period ended March 31, 2022, BNY Mellon accrued custodian fees totaling $2,971 and waived fees totaling $2,250.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended March 31, 2022, BNY Mellon waived transfer agent fees totaling $3,600.
BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of March 31, 2022, the amount of potential recovery was $16,349. The ability to recover such amounts previously waived expires on February 28, 2025.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer Agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Foreside Consulting LLC ("Foreside") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Foreside are compensated for their services provided to the Trust.
3. Investment in Securities
From February 28, 2022, commencement of operations, to March 31, 2022, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$1,010,756	$24,621
12

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to Financial Statements (Concluded) March 31, 2022
(Unaudited)
4. Capital Share Transactions
From February 28, 2022, commencement of operations, to March 31, 2022, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Period Ended March 31, 2022 (Unaudited)
	Shares	Amount
Class I
Sales	100,001	$1,000,005
Reinvestments	—	—
Redemptions	(1)	(5)
Net increase	100,000	$1,000,000
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year.The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
As of the March 31, 2022, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:
Federal Tax Cost*	$982,626
Unrealized Appreciation	12,354
Unrealized Depreciation	(33,422)
Net Unrealized Depreciation	$ (21,068)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
13

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 996-0797 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Consideration of Investment Advisory Agreement
At a meeting held on June 22, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved an investment advisory agreement between C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”) and the Trust (the “Agreement”) on behalf of the C Worldwide International Equities Fund (the “New C WorldWide Fund”). At the Meeting, the Board considered the approval of the Agreement for an initial two year period.
In determining whether to approve the Agreement for an initial two-year period, the Trustees, including the Independent Trustees, considered information provided in the C WorldWide 15(c) Response regarding: (i) services to be performed for the New C WorldWide Fund, (ii) the size and qualifications of C WorldWide’s portfolio management staff, (iii) any potential or actual material conflicts of interest that may arise in connection with a portfolio manager’s management of the New C WorldWide Fund, (iv) the financial condition of C WorldWide, (v) brokerage selection procedures (including soft dollar arrangements, if any), (vi) the procedures for allocating investment opportunities between the New C WorldWide Fund and other clients, (vii) results of any regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding that may have a material impact on C WorldWide’s ability to service the New C WorldWide Fund, and (ix) compliance with federal securities laws and other regulatory requirements.
With respect to the New C WorldWide Fund, the Trustees considered that the proposed strategy for the fund was new, and therefore did not have historical performance. However, they noted that they had received gross performance information for a composite of separately managed accounts managed in a manner similar to the proposed New C WorldWide Fund. The Trustees were satisfied that C WorldWide could execute the strategy of the New C WorldWide Fund.
The Board discussed C WorldWide’s business continuity plan, and its potential ability to manage the New C WorldWide Fund effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.
The Trustees also noted that C WorldWide had provided information regarding its proposed advisory fee of 0.80% and an analysis of the fee in relation to the delivery of services to the New C WorldWide Fund and any other ancillary benefit resulting from C WorldWide’s relationship with the New C WorldWide Fund. The Trustees reviewed information regarding the fees C WorldWide charges to the other accounts advised by C WorldWide that use a similar investment process, and evaluated the explanations provided by C WorldWide as to differences in fees charged to the New C WorldWide Fund and similarly managed accounts.
The Trustees evaluated explanations provided by C WorldWide regarding its belief that the proposed advisory fee for the New C WorldWide Fund is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services proposed to be provided by C WorldWide are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the New C WorldWide Fund.
14

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Other Information (Continued)
(Unaudited)
The Board considered C WorldWide’s personnel who would provide investment management services to the New C WorldWide Fund. Based on the C WorldWide 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by C WorldWide are appropriate and consistent with the terms of the Agreement, (ii) the quality of those services were consistent with industry norms, (iii) the New C WorldWide Fund is likely to benefit from the provision of those services, (iv) C WorldWide has sufficient personnel, with the appropriate skills and experience, to serve the New C WorldWide Fund effectively and C WorldWide has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services to be provided to the New C WorldWide Fund and its shareholders is likely to occur under the Agreement.
The Trustees considered the costs of the services to be provided by C WorldWide, the compensation and benefits to be received by C WorldWide in providing services to the New C WorldWide Fund, its profitability and certain additional information related to C WorldWide’s financial condition.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the New C WorldWide Fund is expected to grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. Because the New C WorldWide Fund had not yet commenced operations and in light of anticipated asset growth upon launch, the Board concluded that economies of scale were not a necessary consideration at the present time.
After consideration of all the factors, taking into consideration the information presented at the Board Meeting, the entire Board, including the Independent Trustees, unanimously approved the Agreement for an initial two year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
15

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (833) 996-0797.
16

Investment Adviser
C WorldWide Asset Management Fondsmaeglerselskab A/S
Dampfaergevej 26
DK-2100 Copenhagen, Denmark
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Grant Thornton LLP
171 North Clark, Suite 200
Chicago, IL 60601
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
CWW-0322

GOTHAM FUNDS
of
FundVantage Trust
Gotham Absolute Return Fund
Gotham Enhanced Return Fund
Gotham Neutral Fund
Gotham Index Plus Fund
Gotham Large Value Fund
Gotham Enhanced S&P 500 Index Fund
Gotham Hedged Core Fund
SEMI-ANNUAL REPORT
March 31, 2022
(Unaudited)

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

GOTHAM FUNDS
SEMI-ANNUAL REPORT
AS OF MARCH 31, 2022

[THIS PAGE INTENTIONALLY LEFT BLANK.]

GOTHAM FUNDS
Important Information
The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.
Each Gotham Fund covered by this report (each a "Fund") compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.
Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Large Value Fund and Gotham Enhanced S&P 500 Index Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund, except Gotham Large Value Fund and Gotham Enhanced S&P 500 Index Fund, will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund and Gotham Index Plus Fund utilize one or more swap agreements in their investment programs. The use of derivatives, such as swaps, exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than a Fund’s initial investments. Certain Funds may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.
A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

GOTHAM FUNDS
Gotham Absolute Return Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	8.01%	14.59%	7.15%	5.85%	7.26% **
HFRX Equity Hedge Index	2.35%	8.92%	6.91%	4.66%	3.97% ***

*	Not annualized.
**	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” are 1.77% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s "Other Expenses" (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). Gotham’s aggregate direct and indirect compensation from the Fund and any other investment companies advised or sub-advised by Gotham, does not exceed 1.50%, of the annual investment advisory fee, prior to February 1, 2021. The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index ("HFRX"). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS
Gotham Enhanced Return Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	10.27%	20.32%	10.46%	9.50%	10.30% **
S&P 500® Total Return Index	5.92%	15.65%	18.92%	15.99%	14.46% ***

*	Not annualized.
**	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” are 1.79% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s "Other Expenses" (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). Gotham’s aggregate direct and indirect compensation from the Fund and any other investment companies advised or sub-advised by Gotham, does not exceed 1.50%, of the annual investment advisory fee, prior to February 1, 2021. The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Neutral Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	10.30%	14.22%	0.23%	-0.15%	0.70% **
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.06%	0.81%	1.13%	0.72% ***

*	Not annualized.
**	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” are 2.07% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “BofA Index”). The BofA Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS
Gotham Index Plus Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	9.41%	18.33%	16.09%	13.86%	13.21% **
Investor Class Shares	9.27%	18.03%	15.77%	13.57%	11.46% **
S&P 500® Total Return Index	5.92%	15.65%	18.92%	15.99%	14.01% ***

*	Not annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Index Plus Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.24% and 1.15% for Institutional Class shares, respectively, and 1.49% and 1.40% for Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s "Other Expenses" (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.15% with respect to Institutional Class shares (on an annual basis) and 0.15% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). Gotham’s aggregate direct and indirect compensation from the Fund and any other investment companies advised or sub-advised by Gotham, does not exceed 1.00%, the annual investment advisory fee, prior to February 1, 2021. The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Large Value Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	9.12%	15.04%	14.33%	13.24%	13.72% **
S&P 500® Total Return Index	5.92%	15.65%	18.92%	15.99%	15.74% ***

*	Not annualized.
**	The Gotham Large Value Fund (the “Fund”) commenced operations on December 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” are 1.05% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Enhanced S&P 500 Index Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	7.49%	15.86%	16.89%	15.86%	16.40% **
S&P 500® Total Return Index	5.92%	15.65%	18.92%	15.99%	16.49% ***

*	Not annualized.
**	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” are 0.65% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). Gotham’s aggregate direct and indirect compensation from the Fund and any other investment companies advised or sub-advised by Gotham, does not exceed 0.50%, the annual investment advisory fee, prior to February 1, 2021. The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Hedged Core Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	7.83%	14.03%	11.12%	9.67%	10.33% **
HFRX Equity Hedge Index	2.35%	8.92%	6.91%	4.66%	4.89% ***

*	Not annualized.
**	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are both 1.66% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index ("HFRX"). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS
Fund Expense Disclosure
March 31, 2022
(Unaudited)
As a shareholder of a Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2021 through March 31, 2022.
Actual Expenses
The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute Return Fund
Institutional Class
Actual	$1,000.00	$1,080.10	1.50%	$7.78
Hypothetical (5% return before expenses)	1,000.00	1,017.45	1.50%	7.54
Gotham Enhanced Return Fund
Institutional Class
Actual	$1,000.00	$1,102.70	1.50%	$7.86
Hypothetical (5% return before expenses)	1,000.00	1,017.45	1.50%	7.54
Gotham Neutral Fund
Institutional Class
Actual	$1,000.00	$1,103.00	1.50%	$7.86
Hypothetical (5% return before expenses)	1,000.00	1,017.45	1.50%	7.54

GOTHAM FUNDS
Fund Expense Disclosure (Concluded)
March 31, 2022
(Unaudited)
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,094.10	0.99%	$5.17
Hypothetical (5% return before expenses)	1,000.00	1,020.00	0.99%	4.99
Investor Class
Actual	$1,000.00	$1,092.70	1.24%	$6.47
Hypothetical (5% return before expenses)	1,000.00	1,018.75	1.24%	6.24
Gotham Large Value Fund
Institutional Class
Actual	$1,000.00	$1,091.20	0.75%	$3.91
Hypothetical (5% return before expenses)	1,000.00	1,021.19	0.75%	3.78
Gotham Enhanced S&P 500 Index Fund
Institutional Class
Actual	$1,000.00	$1,074.90	0.50%	$2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50%	2.52
Gotham Hedged Core Fund
Institutional Class
Actual	$1,000.00	$1,078.30	1.73%	$8.96
Hypothetical (5% return before expenses)	1,000.00	1,016.31	1.73%	8.70

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for Gotham Large Value Fund and Gotham Enhanced S&P 500 Index Fund, which do not short securities or use leverage.
**	Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2022, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

Gotham Absolute Return Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Software & Services	13.5%	$ 77,981,619
Capital Goods	8.1	46,700,403
Health Care Equipment & Services	7.1	40,897,536
Media & Entertainment	6.8	39,020,575
Semiconductors & Semiconductor Equipment	6.5	37,306,375
Retailing	6.3	36,694,578
Energy	6.2	36,103,089
Technology Hardware & Equipment	6.1	35,181,824
Pharmaceuticals, Biotechnology & Life Sciences	6.0	34,526,744
Materials	5.2	30,045,743
Food, Beverage & Tobacco	3.7	21,337,893
Diversified Financials	2.6	14,865,469
Transportation	2.4	13,816,472
Consumer Durables & Apparel	2.3	13,067,820
Commercial & Professional Services	2.2	12,595,548
Consumer Services	2.0	11,527,403
Utilities	1.8	10,479,346
Household & Personal Products	1.6	9,501,274
Automobiles & Components	1.4	8,318,225
Food & Staples Retailing	1.4	8,221,780
Telecommunication Services	1.4	8,185,928
Total Common Stocks	94.6	546,375,644
Other Assets in Excess of Liabilities	5.4	31,360,375
NET ASSETS	100.0%	$577,736,019

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Enhanced Return Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Software & Services	13.6%	$ 34,389,345
Capital Goods	7.9	20,094,437
Health Care Equipment & Services	7.1	17,968,386
Media & Entertainment	6.8	17,304,604
Semiconductors & Semiconductor Equipment	6.6	16,734,317
Pharmaceuticals, Biotechnology & Life Sciences	6.3	16,074,118
Retailing	6.3	15,851,952
Energy	6.1	15,445,583
Technology Hardware & Equipment	5.8	14,596,873
Materials	4.7	11,921,498
Food, Beverage & Tobacco	3.6	9,048,492
Diversified Financials	3.5	8,741,176
Transportation	2.5	6,365,867
Consumer Services	2.2	5,457,186
Consumer Durables & Apparel	2.1	5,400,929
Commercial & Professional Services	2.0	5,039,086
Utilities	1.9	4,786,622
Automobiles & Components	1.6	4,170,177
Household & Personal Products	1.6	3,990,463
Telecommunication Services	1.5	3,782,300
Food & Staples Retailing	1.4	3,569,134
Total Common Stocks	95.1	240,732,545
Other Assets in Excess of Liabilities	4.9	12,466,611
NET ASSETS	100.0%	$253,199,156

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Neutral Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Software & Services	12.0%	$ 5,888,205
Capital Goods	8.8	4,329,941
Health Care Equipment & Services	7.5	3,679,630
Energy	7.0	3,456,704
Semiconductors & Semiconductor Equipment	6.5	3,198,220
Materials	6.4	3,123,686
Retailing	6.3	3,074,572
Technology Hardware & Equipment	5.4	2,658,776
Pharmaceuticals, Biotechnology & Life Sciences	5.3	2,627,436
Media & Entertainment	4.9	2,391,155
Food, Beverage & Tobacco	3.9	1,927,038
Consumer Durables & Apparel	2.9	1,420,917
Commercial & Professional Services	2.9	1,411,655
Transportation	2.5	1,241,852
Consumer Services	2.4	1,168,450
Diversified Financials	2.3	1,118,463
Utilities	2.1	1,023,951
Household & Personal Products	1.7	833,715
Automobiles & Components	1.2	570,798
Telecommunication Services	1.1	566,020
Food & Staples Retailing	1.0	493,883
Total Common Stocks	94.1	46,205,067
Other Assets in Excess of Liabilities	5.9	2,871,006
NET ASSETS	100.0%	$49,076,073

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Index Plus Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	4.4%	$ 22,525,599
Software & Services	4.1	20,917,287
Health Care Equipment & Services	3.1	16,018,866
Energy	3.1	15,987,717
Pharmaceuticals, Biotechnology & Life Sciences	3.0	15,323,269
Food, Beverage & Tobacco	2.7	14,112,642
Materials	2.7	13,912,639
Utilities	2.7	13,772,395
Diversified Financials	2.6	13,324,928
Retailing	2.5	12,726,504
Semiconductors & Semiconductor Equipment	2.4	12,377,285
Real Estate	1.9	9,993,258
Media & Entertainment	1.7	8,845,660
Transportation	1.5	7,989,954
Consumer Services	1.5	7,818,984
Insurance	1.4	7,295,894
Banks	1.4	6,964,834
Technology Hardware & Equipment	1.3	6,706,990
Household & Personal Products	1.0	5,257,365
Commercial & Professional Services	1.0	5,010,830
Consumer Durables & Apparel	0.9	4,859,777
Telecommunication Services	0.7	3,755,261
Food & Staples Retailing	0.4	2,288,687
Automobiles & Components	0.3	1,457,960
Exchange Traded Funds	0.3	1,624,097
Affiliated Equity Registered Investment Company	45.3	234,069,406
Total Investments	93.9	484,938,088
Other Assets in Excess of Liabilities	6.1	31,682,899
NET ASSETS	100.0%	$516,620,987

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Large Value Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Semiconductors & Semiconductor Equipment	11.9%	$ 7,324,117
Capital Goods	9.1	5,600,428
Energy	8.2	5,030,307
Software & Services	6.7	4,105,444
Retailing	6.4	3,923,724
Media & Entertainment	6.3	3,857,012
Health Care Equipment & Services	6.2	3,839,112
Materials	6.1	3,786,392
Technology Hardware & Equipment	6.0	3,702,893
Pharmaceuticals, Biotechnology & Life Sciences	5.3	3,279,623
Diversified Financials	4.4	2,732,774
Banks	4.0	2,463,990
Food, Beverage & Tobacco	3.3	2,065,127
Insurance	2.6	1,620,626
Real Estate	2.4	1,498,334
Transportation	2.3	1,426,484
Automobiles & Components	1.9	1,157,078
Consumer Services	1.8	1,103,608
Telecommunication Services	1.3	792,088
Consumer Durables & Apparel	1.3	785,246
Utilities	0.8	501,151
Commercial & Professional Services	0.7	421,425
Food & Staples Retailing	0.3	194,123
Household & Personal Products	0.0	2,723
Total Common Stocks	99.3	61,213,829
Other Assets in Excess of Liabilities	0.7	421,366
NET ASSETS	100.0%	$61,635,195

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Enhanced S&P 500 Index Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Software & Services	14.0%	$ 2,388,452
Media & Entertainment	12.2	2,082,223
Pharmaceuticals, Biotechnology & Life Sciences	10.2	1,740,360
Technology Hardware & Equipment	9.6	1,646,700
Retailing	8.3	1,424,887
Capital Goods	5.6	964,438
Health Care Equipment & Services	5.2	883,727
Semiconductors & Semiconductor Equipment	4.6	779,320
Food, Beverage & Tobacco	4.6	778,574
Energy	4.5	776,788
Diversified Financials	3.8	645,361
Materials	3.0	504,416
Automobiles & Components	2.4	415,594
Telecommunication Services	2.3	390,634
Transportation	1.8	311,498
Insurance	1.6	279,949
Real Estate	1.4	231,563
Consumer Services	1.0	166,437
Consumer Durables & Apparel	0.9	148,392
Utilities	0.8	132,132
Household & Personal Products	0.5	89,290
Banks	0.5	84,114
Food & Staples Retailing	0.3	43,316
Commercial & Professional Services	0.2	37,287
Total Common Stocks	99.3	16,945,452
Other Assets in Excess of Liabilities	0.7	117,964
NET ASSETS	100.0%	$17,063,416

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Hedged Core Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	15.5%	$ 1,307,627
Media & Entertainment	14.9	1,251,173
Pharmaceuticals, Biotechnology & Life Sciences	12.9	1,082,960
Software & Services	11.9	999,874
Food, Beverage & Tobacco	11.0	929,466
Technology Hardware & Equipment	10.1	853,659
Real Estate	9.1	766,166
Retailing	8.5	714,699
Capital Goods	5.8	492,456
Utilities	5.7	481,683
Diversified Financials	5.5	459,540
Semiconductors & Semiconductor Equipment	4.9	410,510
Insurance	4.4	373,926
Household & Personal Products	3.8	317,535
Transportation	3.3	279,418
Consumer Services	2.9	240,115
Telecommunication Services	2.6	215,018
Energy	2.3	195,764
Food & Staples Retailing	1.0	80,929
Materials	0.9	77,313
Commercial & Professional Services	0.7	61,086
Consumer Durables & Apparel	0.6	54,315
Total Long Positions	138.3	11,645,232
	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Energy	(0.0)%	$ (1,519)
Food, Beverage & Tobacco	(0.0)	(2,037)
Commercial & Professional Services	(0.2)	(14,434)
Technology Hardware & Equipment	(0.5)	(38,343)
Transportation	(0.5)	(45,476)
Consumer Durables & Apparel	(0.6)	(53,424)
Automobiles & Components	(0.7)	(57,704)
Real Estate	(0.9)	(78,357)
Insurance	(1.1)	(91,399)
Consumer Services	(1.1)	(95,166)
Media & Entertainment	(1.2)	(102,775)
Pharmaceuticals, Biotechnology & Life Sciences	(1.9)	(157,960)
Software & Services	(2.1)	(172,337)
Retailing	(2.1)	(174,701)
Semiconductors & Semiconductor Equipment	(2.3)	(189,946)
Materials	(2.3)	(190,077)
Diversified Financials	(2.6)	(218,378)
Banks	(3.9)	(332,109)
Capital Goods	(4.3)	(362,905)
Health Care Equipment & Services	(5.5)	(463,815)
Utilities	(5.9)	(495,987)
Total Short Positions	(39.7)	(3,338,849)
Other Assets in Excess of Liabilities	1.4	114,613
NET ASSETS	100.0%	$ 8,420,996

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.6%
Automobiles & Components — 1.4%
American Axle & Manufacturing Holdings, Inc.*	15,198	$ 117,937
Ford Motor Co.(a)	175,716	2,971,358
General Motors Co.(a)*	67,451	2,950,307
Gentherm, Inc.*	1,961	143,231
Lear Corp.	1,036	147,723
Magna International, Inc. (Canada)	7,314	470,363
Tenneco, Inc., Class A*	19,795	362,644
Thor Industries, Inc.	7,468	587,732
Visteon Corp.*	5,195	566,930
		8,318,225
Capital Goods — 8.1%
3M Co.(a)	10,990	1,636,191
A.O. Smith Corp.	15,883	1,014,765
AECOM	10,338	794,062
Aerojet Rocketdyne Holdings, Inc.*	11,798	464,251
Albany International Corp., Class A	2,765	233,145
Apogee Enterprises, Inc.	3,111	147,648
Armstrong World Industries, Inc.	1,451	130,605
Atkore, Inc.*	15,316	1,507,707
Barnes Group, Inc.	2,102	84,479
Boise Cascade Co.	16,425	1,141,045
Builders FirstSource, Inc.*	34,663	2,237,150
Carrier Global Corp.	12,132	556,495
Crane Co.	3,617	391,649
CSW Industrials, Inc.	114	13,405
Cummins, Inc.	6,013	1,233,326
Deere & Co.(a)	3,681	1,529,308
Dover Corp.	740	116,106
Dycom Industries, Inc.*	5,972	568,893
Eaton Corp. PLC (Ireland)	16,259	2,467,466
Encore Wire Corp.	13,646	1,556,599
Enerpac Tool Group Corp.	226	4,947
Fastenal Co.	11,038	655,657
Fortune Brands Home & Security, Inc.	4,710	349,859
General Dynamics Corp.(a)	12,358	2,980,502
General Electric Co.	15,944	1,458,876
Graco, Inc.	1,472	102,628
Herc Holdings, Inc.	467	78,031
Honeywell International, Inc.	3,240	630,439
Howmet Aerospace, Inc.	11,018	395,987
Hubbell, Inc.	1,145	210,417
Ingersoll Rand, Inc.	20,111	1,012,589
ITT, Inc.	7,271	546,852
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Johnson Controls International PLC (Ireland)	12,350	$ 809,789
Kadant, Inc.	43	8,350
Kennametal, Inc.	16,885	483,080
L3Harris Technologies, Inc.	2,285	567,754
Lockheed Martin Corp.(a)	6,781	2,993,133
Masco Corp.	14,848	757,248
Mueller Industries, Inc.	11,577	627,126
Nordson Corp.	3,261	740,508
NOW, Inc.*	32,453	357,957
nVent Electric PLC (Ireland)	6,766	235,321
Otis Worldwide Corp.	19,451	1,496,754
Owens Corning	1,153	105,499
Parker-Hannifin Corp.	1,561	442,949
Pentair PLC (Ireland)	13,717	743,599
Quanta Services, Inc.	3,485	458,661
Raytheon Technologies Corp.	4,005	396,775
Resideo Technologies, Inc.*	22,202	529,074
Roper Technologies, Inc.	824	389,118
Shyft Group, Inc. (The)	3,916	141,407
SiteOne Landscape Supply, Inc.*	96	15,522
Snap-on, Inc.	3,354	689,180
Spirit AeroSystems Holdings, Inc., Class A	44,279	2,164,800
SPX Corp.*	2,948	145,661
SPX FLOW, Inc.*	1,083	93,376
Standex International Corp.	47	4,696
Textron, Inc.	2,576	191,603
Timken Co. (The)	75	4,553
Trane Technologies PLC (Ireland)	3,699	564,837
Trex Co., Inc.*	14,853	970,346
UFP Industries, Inc.	5,067	390,970
Veritiv Corp.*	2,901	387,545
Watts Water Technologies, Inc., Class A	884	123,398
Westinghouse Air Brake Technologies Corp.	8,316	799,750
WW Grainger, Inc.	513	264,600
Xylem, Inc.	361	30,779
Zurn Water Solutions Corp.	37,390	1,323,606
		46,700,403
Commercial & Professional Services — 2.2%
ACV Auctions, Inc., Class A*	1,797	26,614
Brink's Co. (The)	2,145	145,860
Cintas Corp.	3,264	1,388,473
Clean Harbors, Inc.*	66	7,368

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Copart, Inc.*	11,998	$ 1,505,389
Huron Consulting Group, Inc.*	846	38,755
Jacobs Engineering Group, Inc.	11,224	1,546,779
KBR, Inc.	4,260	233,150
Kelly Services, Inc., Class A	35	759
Kforce, Inc.	2,192	162,142
Korn Ferry	12,348	801,879
Nielsen Holdings PLC (United Kingdom)	52,106	1,419,367
Republic Services, Inc.	6,176	818,320
Ritchie Bros Auctioneers, Inc. (Canada)	6,426	379,327
Robert Half International, Inc.	7,442	849,728
Tetra Tech, Inc.	9,848	1,624,329
Thomson Reuters Corp. (Canada)	67	7,293
TriNet Group, Inc.*	4,857	477,735
Waste Management, Inc.	7,333	1,162,281
		12,595,548
Consumer Durables & Apparel — 2.3%
Acushnet Holdings Corp.	6,956	280,049
BRP, Inc., sub-voting shares (Canada)	236	19,302
Cavco Industries, Inc.*	509	122,593
Crocs, Inc.*	5,112	390,557
DR Horton, Inc.	13,784	1,027,046
G-III Apparel Group Ltd.*	3,318	89,752
GoPro, Inc., Class A*	69,112	589,525
Hasbro, Inc.	4,558	373,391
Levi Strauss & Co., Class A	4,832	95,480
Mattel, Inc.*	37,219	826,634
Mohawk Industries, Inc.*	5,629	699,122
Movado Group, Inc.	57	2,226
Newell Brands, Inc.	15,806	338,407
NIKE, Inc., Class B	18,633	2,507,257
PVH Corp.	2,233	171,070
Ralph Lauren Corp.	4,124	467,827
Skyline Champion Corp.*	24,272	1,332,047
Smith & Wesson Brands, Inc.	15,461	233,925
Sonos, Inc.*	13,685	386,191
Steven Madden Ltd.	14,403	556,532
Sturm Ruger & Co., Inc.	4,418	307,581
Tapestry, Inc.	3,636	135,077
Tempur Sealy International, Inc.	10,358	289,195
Under Armour, Inc., Class C*	24,295	378,030
VF Corp.	762	43,327
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Vista Outdoor, Inc.*	16,676	$ 595,166
Whirlpool Corp.	4,691	810,511
		13,067,820
Consumer Services — 2.0%
Accel Entertainment, Inc.*	408	4,970
Airbnb, Inc., Class A*	2,032	349,016
Bloomin' Brands, Inc.	20,061	440,138
Booking Holdings, Inc.*	625	1,467,781
Boyd Gaming Corp.	2,773	182,408
Caesars Entertainment, Inc.*	3,141	242,988
Cheesecake Factory, Inc. (The)*	14,050	559,050
Choice Hotels International, Inc.	1,354	191,943
Cracker Barrel Old Country Store, Inc.	4,108	487,743
Darden Restaurants, Inc.	690	91,736
Dine Brands Global, Inc.	7,534	587,275
Domino's Pizza, Inc.	241	98,090
European Wax Center, Inc., Class A*	228	6,740
Golden Entertainment, Inc.*	2,775	161,144
Houghton Mifflin Harcourt Co.*	29,222	613,954
McDonald's Corp.	6,718	1,661,227
MGM Resorts International	7,919	332,123
Monarch Casino & Resort, Inc.*	58	5,059
Penn National Gaming, Inc.*	11,910	505,222
Red Rock Resorts, Inc., Class A	6,883	334,239
Service Corp. International	3,711	244,258
Six Flags Entertainment Corp.*	2,528	109,968
Starbucks Corp.	12,694	1,154,773
Strategic Education, Inc.	1,690	112,182
WW International, Inc.*	10,570	108,131
Wyndham Hotels & Resorts, Inc.	4,977	421,502
Wynn Resorts Ltd.*	1,937	154,456
Yum! Brands, Inc.	7,587	899,287
		11,527,403
Diversified Financials — 2.6%
Affiliated Managers Group, Inc.	2,737	385,780
Berkshire Hathaway, Inc., Class B*	5,020	1,771,608
BlackRock, Inc.	2,917	2,229,084
Cboe Global Markets, Inc.	1,689	193,255
CME Group, Inc.	4,373	1,040,162
Donnelley Financial Solutions, Inc.*	6,880	228,829
Franklin Resources, Inc.	50,255	1,403,120
Intercontinental Exchange, Inc.	3,849	508,530
Invesco Ltd. (Bermuda)	24,960	575,578
Moody's Corp.	3,437	1,159,678

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
MSCI, Inc.	1,385	$ 696,489
Nasdaq, Inc.	8,747	1,558,715
Open Lending Corp., Class A*	272	5,144
S&P Global, Inc.	2,269	930,698
T Rowe Price Group, Inc.(a)	14,411	2,178,799
		14,865,469
Energy — 6.2%
Antero Resources Corp.*	2,376	72,539
APA Corp.(a)	30,866	1,275,692
Arch Resources, Inc.	411	56,463
Baker Hughes Co.	32,718	1,191,262
Canadian Natural Resources Ltd. (Canada)	22,809	1,413,702
Centennial Resource Development, Inc., Class A*	93,830	757,208
ChampionX Corp.	9,225	225,828
Cheniere Energy, Inc.	9,682	1,342,409
Chevron Corp.(a)	16,617	2,705,746
Comstock Resources, Inc.*	11,301	147,478
Continental Resources, Inc.	8,661	531,179
Denbury, Inc.*	8,578	673,973
Dril-Quip, Inc.*	4,076	152,239
DT Midstream, Inc.	759	41,183
EOG Resources, Inc.(a)	22,577	2,691,856
Exxon Mobil Corp.(a)	36,288	2,997,026
Gulfport Energy Corp.*	306	27,485
Halliburton Co.	33,974	1,286,595
Helmerich & Payne, Inc.	13,693	585,787
Imperial Oil Ltd. (Canada)	5,527	267,065
Marathon Oil Corp.	86,763	2,178,619
Marathon Petroleum Corp.(a)	52,358	4,476,609
Murphy Oil Corp.	14,932	603,103
Oasis Petroleum, Inc.	3,923	573,935
Occidental Petroleum Corp.	25,080	1,423,039
Oceaneering International, Inc.*	37,599	570,001
ONEOK, Inc.	25,568	1,805,868
Ovintiv, Inc.	16,295	881,071
PDC Energy, Inc.	13,467	978,782
Pembina Pipeline Corp. (Canada)	13,673	514,105
Phillips 66	10,131	875,217
Schlumberger NV (Curacao)	6,433	265,747
Suncor Energy, Inc. (Canada)	11,985	390,591
Talos Energy, Inc.*	17,592	277,778
Valero Energy Corp.	5,650	573,701
Vermilion Energy, Inc. (Canada)	39,107	822,029
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Weatherford International PLC (Ireland)*	36	$ 1,199
Whiting Petroleum Corp.	3,565	290,583
Williams Cos., Inc. (The)	4,741	158,397
		36,103,089
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	4,563	2,627,604
Ingles Markets, Inc., Class A	308	27,427
Kroger Co. (The)	9,657	554,022
Sysco Corp.	7,683	627,317
United Natural Foods, Inc.*	3,134	129,591
Walgreens Boots Alliance, Inc.	14,559	651,806
Walmart, Inc.(a)	24,201	3,604,013
		8,221,780
Food, Beverage & Tobacco — 3.7%
Altria Group, Inc.	21,344	1,115,224
Archer-Daniels-Midland Co.	16,227	1,464,649
Brown-Forman Corp., Class B	4,970	333,089
Bunge Ltd. (Bermuda)	149	16,511
Coca-Cola Co. (The)(a)	32,063	1,987,906
Coca-Cola Consolidated, Inc.	659	327,424
Constellation Brands, Inc., Class A	4,670	1,075,594
Darling Ingredients, Inc.*	3,556	285,831
General Mills, Inc.	15,478	1,048,170
Hain Celestial Group, Inc. (The)*	6,325	217,580
Hormel Foods Corp.	15,542	801,035
Kraft Heinz Co. (The)(a)	19,498	768,026
Molson Coors Beverage Co., Class B	4,776	254,943
Mondelez International, Inc., Class A	21,439	1,345,941
Monster Beverage Corp.*	17,457	1,394,814
PepsiCo, Inc.	10,731	1,796,155
Philip Morris International, Inc.	26,459	2,485,559
Sanderson Farms, Inc.	9,998	1,874,525
TreeHouse Foods, Inc.*	3,203	103,329
Tyson Foods, Inc., Class A	26,560	2,380,573
Vector Group Ltd.	21,679	261,015
		21,337,893
Health Care Equipment & Services — 7.1%
Abbott Laboratories(a)	26,476	3,133,699
ABIOMED, Inc.*	32	10,600
Acadia Healthcare Co., Inc.*	15,094	989,110
Addus HomeCare Corp.*	1,541	143,760
Align Technology, Inc.*	2,732	1,191,152
Allscripts Healthcare Solutions, Inc.*	22,572	508,321

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Amedisys, Inc.*	2,328	$ 401,091
AMN Healthcare Services, Inc.*	1,811	188,942
Anthem, Inc.(a)	6,960	3,418,891
Apollo Medical Holdings, Inc.*	17,920	868,582
Avanos Medical, Inc.*	12,031	403,038
Axonics, Inc.*	738	46,199
Centene Corp.*	3,152	265,367
Cerner Corp.	16,220	1,517,543
Chemed Corp.	237	120,052
Cigna Corp.	1,937	464,125
CVS Health Corp.	4,542	459,696
DaVita, Inc.*	4,388	496,327
Dexcom, Inc.*	3,926	2,008,542
Doximity, Inc., Class A*	2,280	118,765
Edwards Lifesciences Corp.*	8,803	1,036,289
Envista Holdings Corp.*	7,684	374,288
Evolent Health, Inc., Class A*	1,325	42,798
Fulgent Genetics, Inc.*	18,105	1,129,933
HCA Healthcare, Inc.	5,152	1,291,194
Hologic, Inc.(a)*	15,830	1,216,061
ICU Medical, Inc.*	1,831	407,654
IDEXX Laboratories, Inc.*	660	361,060
Integra LifeSciences Holdings Corp.*	8,801	565,552
Intuitive Surgical, Inc.*	416	125,499
Laboratory Corp. of America Holdings*	4,798	1,265,041
LivaNova PLC (United Kingdom)*	15,154	1,240,052
Masimo Corp.*	2,921	425,122
McKesson Corp.(a)	6,576	2,013,111
MEDNAX, Inc.*	12,169	285,728
Medtronic PLC (Ireland)	21,741	2,412,164
Merit Medical Systems, Inc.*	4,898	325,815
ModivCare, Inc.*	245	28,271
Molina Healthcare, Inc.*	1,938	646,497
Natus Medical, Inc.*	151	3,968
Omnicell, Inc.*	2,619	339,134
Ortho Clinical Diagnostics Holdings PLC (United Kingdom)*	24,362	454,595
Quest Diagnostics, Inc.	7,861	1,075,856
Select Medical Holdings Corp.	17,914	429,757
STAAR Surgical Co.*	8,284	661,974
Tandem Diabetes Care, Inc.*	1,196	139,083
Teleflex, Inc.	6,281	2,228,687
Tivity Health, Inc.*	9,812	315,652
UnitedHealth Group, Inc.(a)	4,922	2,510,072
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	2,091	$ 303,090
Varex Imaging Corp.*	9,062	192,930
Veeva Systems, Inc., Class A*	1,397	296,807
		40,897,536
Household & Personal Products — 1.6%
Church & Dwight Co., Inc.	2,089	207,605
Colgate-Palmolive Co.(a)	31,503	2,388,872
Coty, Inc., Class A*	68,416	615,060
Estee Lauder Cos., Inc. (The), Class A	8,268	2,251,542
Kimberly-Clark Corp.	8,965	1,104,129
Procter & Gamble Co. (The)(a)	19,202	2,934,066
		9,501,274
Materials — 5.2%
AdvanSix, Inc.	5,430	277,419
Alcoa Corp.	4,029	362,731
Avery Dennison Corp.	1,450	252,257
Avient Corp.	4,737	227,376
Balchem Corp.	1,655	226,239
Ball Corp.	1,616	145,440
Celanese Corp.	1,718	245,451
CF Industries Holdings, Inc.	17,128	1,765,212
Chemours Co. (The)	5,504	173,266
Corteva, Inc.	21,503	1,235,992
Dow, Inc.	9,982	636,053
DuPont de Nemours, Inc.(a)	39,312	2,892,577
Eagle Materials, Inc.	7,361	944,858
Eastman Chemical Co.	6,425	719,985
ERO Copper Corp. (Canada)*	38	556
Ferro Corp.*	17,762	386,146
FMC Corp.	9,717	1,278,466
Franco-Nevada Corp. (Canada)	739	117,885
Freeport-McMoRan, Inc.(a)	21,777	1,083,188
Hecla Mining Co.	17,499	114,968
Huntsman Corp.	6,643	249,179
Ingevity Corp.*	2,621	167,927
Innospec, Inc.	1,123	103,934
International Paper Co.	39,490	1,822,463
Intrepid Potash, Inc.*	420	34,499
Kronos Worldwide, Inc.	337	5,230
Linde PLC (Ireland)	7,744	2,473,666
Louisiana-Pacific Corp.	2,505	155,611
LyondellBasell Industries NV, Class A (Netherlands)	8,367	860,295

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Methanex Corp. (Canada)	3,608	$ 196,852
New Gold, Inc. (Canada)*	162,582	292,648
Newmont Corp.	731	58,078
Nucor Corp.	15,406	2,290,102
Nutrien Ltd. (Canada)	7,880	819,441
O-I Glass, Inc.*	33,324	439,210
Olin Corp.	15,611	816,143
Pan American Silver Corp. (Canada)	17,633	481,381
PPG Industries, Inc.	4,634	607,378
Reliance Steel & Aluminum Co.	1,795	329,113
Royal Gold, Inc.	1,309	184,936
Sealed Air Corp.	15,025	1,006,074
Sensient Technologies Corp.	4,123	346,126
Silgan Holdings, Inc.	2,572	118,904
SSR Mining, Inc. (Canada)	43,237	940,405
Sylvamo Corp.*	4,201	139,809
TriMas Corp.	336	10,782
Tronox Holdings PLC, Class A (United Kingdom)	4,822	95,427
United States Steel Corp.	2,872	108,389
Warrior Met Coal, Inc.	13,527	501,987
Yamana Gold, Inc. (Canada)	233,636	1,303,689
		30,045,743
Media & Entertainment — 6.8%
Activision Blizzard, Inc.	15,857	1,270,304
Alphabet, Inc., Class A(a)*	2,809	7,812,812
AMC Entertainment Holdings, Inc., Class A*	39,522	973,822
AMC Networks, Inc., Class A*	3,547	144,115
Bumble, Inc., Class A*	35,014	1,014,706
Cars.com, Inc.*	83	1,198
Charter Communications, Inc., Class A(a)*	5,420	2,956,718
Clear Channel Outdoor Holdings, Inc.*	21,197	73,342
Comcast Corp., Class A	28,792	1,348,042
Discovery, Inc., Class A*	90,835	2,263,608
Fox Corp., Class A	6,462	254,926
Interpublic Group of Cos., Inc. (The)	27,512	975,300
Live Nation Entertainment, Inc.*	485	57,055
Match Group, Inc.*	21,596	2,348,349
Meta Platforms, Inc., Class A(a)*	38,574	8,577,315
Netflix, Inc.(a)*	8,426	3,156,295
News Corp., Class A(a)	40,381	894,439
PubMatic, Inc., Class A*	17,532	457,936
Scholastic Corp.	30	1,208
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Take-Two Interactive Software, Inc.*	715	$ 109,924
Thryv Holdings, Inc.*	3,448	96,958
TripAdvisor, Inc.*	9,959	270,088
Twitter, Inc.(a)*	56,957	2,203,666
Walt Disney Co. (The)*	8,669	1,189,040
Yelp, Inc.*	115	3,923
Ziff Davis, Inc.*	5,843	565,486
		39,020,575
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
Agilent Technologies, Inc.(a)	14,176	1,875,910
Alnylam Pharmaceuticals, Inc.*	185	30,209
Amphastar Pharmaceuticals, Inc.*	1,201	43,116
Avantor, Inc.*	7,369	249,220
Biogen, Inc.*	5,745	1,209,897
Bio-Rad Laboratories, Inc., Class A*	2,325	1,309,510
Bio-Techne Corp.	781	338,204
Bristol-Myers Squibb Co.	23,777	1,736,434
Charles River Laboratories International, Inc.*	4,896	1,390,317
Corcept Therapeutics, Inc.*	9,984	224,840
Cronos Group, Inc. (Canada)*	7,093	27,592
Danaher Corp.(a)	3,248	952,736
Dynavax Technologies Corp.*	26,970	292,355
Elanco Animal Health, Inc.*	34,066	888,782
Gilead Sciences, Inc.	14,494	861,668
Halozyme Therapeutics, Inc.*	2,547	101,574
Horizon Therapeutics PLC (Ireland)*	2,719	286,066
Innoviva, Inc.*	10,318	199,653
Ionis Pharmaceuticals, Inc.*	6,245	231,315
IQVIA Holdings, Inc.*	973	224,967
Ironwood Pharmaceuticals, Inc.*	21,238	267,174
iTeos Therapeutics, Inc.*	1,365	43,926
Johnson & Johnson(a)	13,000	2,303,990
Merck & Co., Inc.(a)	36,900	3,027,645
Mettler-Toledo International, Inc.*	1,141	1,566,810
Moderna, Inc.(a)*	20,570	3,543,388
Organogenesis Holdings, Inc.*	2,912	22,189
Organon & Co.	14,220	496,705
PerkinElmer, Inc.	2,762	481,859
Pfizer, Inc.(a)	55,730	2,885,142
Prestige Consumer Healthcare, Inc.*	3,680	194,819
Prothena Corp. PLC (Ireland)*	5,278	193,016
QIAGEN NV (Netherlands)*	2,596	127,204
Regeneron Pharmaceuticals, Inc.(a)*	1,715	1,197,790
REGENXBIO, Inc.*	2,900	96,251
Sarepta Therapeutics, Inc.*	4,550	355,446

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Sundial Growers, Inc. (Canada)*	686,894	$ 480,826
Syndax Pharmaceuticals, Inc.*	226	3,928
Thermo Fisher Scientific, Inc.	1,399	826,319
Vertex Pharmaceuticals, Inc.*	1,291	336,912
Viatris, Inc.	42,717	464,761
Waters Corp.*	2,694	836,191
West Pharmaceutical Services, Inc.	1,220	501,066
Xencor, Inc.*	1,310	34,951
Zoetis, Inc.	9,354	1,764,071
		34,526,744
Retailing — 6.3%
Academy Sports & Outdoors, Inc.	5,497	216,582
Advance Auto Parts, Inc.	3,108	643,232
Amazon.com, Inc.(a)*	2,605	8,492,170
AutoNation, Inc.*	4,073	405,589
AutoZone, Inc.*	1,197	2,447,362
Bath & Body Works, Inc.(a)	49,298	2,356,444
Best Buy Co., Inc.	1,973	179,346
Buckle, Inc. (The)	5,943	196,357
Burlington Stores, Inc.*	587	106,934
Dick's Sporting Goods, Inc.	1,351	135,127
Dillard's, Inc., Class A	805	216,054
Dollar General Corp.	4,619	1,028,328
eBay, Inc.(a)	44,703	2,559,694
Etsy, Inc.(a)*	9,179	1,140,766
Genesco, Inc.*	606	38,548
Genuine Parts Co.	850	107,117
Guess?, Inc.	15,162	331,290
Home Depot, Inc. (The)(a)	5,066	1,516,406
LKQ Corp.	24,166	1,097,378
Lowe's Cos., Inc.(a)	15,547	3,143,448
Macy's, Inc.	19	463
MarineMax, Inc.*	11,705	471,243
ODP Corp. (The)*	4,013	183,916
O'Reilly Automotive, Inc.*	1,846	1,264,436
Overstock.com, Inc.*	34,339	1,511,088
Penske Automotive Group, Inc.	1,040	97,469
RH *	1,923	627,071
Ross Stores, Inc.	11,304	1,022,560
Shoe Carnival, Inc.	5,463	159,301
Shutterstock, Inc.	1,516	141,109
Signet Jewelers Ltd. (Bermuda)	10,225	743,357
Sonic Automotive, Inc., Class A	4,132	175,651
Target Corp.(a)	12,307	2,611,791
Ulta Beauty, Inc.*	2,056	818,740
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Victoria's Secret & Co.*	6,479	$ 332,761
Williams-Sonoma, Inc.	1,210	175,450
		36,694,578
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc.(a)*	38,825	4,245,126
Allegro MicroSystems, Inc.*	12,589	357,528
Alpha & Omega Semiconductor Ltd. (Bermuda)*	16,670	911,016
Amkor Technology, Inc.	434	9,426
Applied Materials, Inc.(a)	9,324	1,228,903
Axcelis Technologies, Inc.*	14,027	1,059,459
Broadcom, Inc.(a)	4,002	2,519,979
CEVA, Inc.*	963	39,146
Cohu, Inc.*	10,068	298,013
Diodes, Inc.*	6,370	554,126
KLA Corp.(a)	4,715	1,725,973
Lam Research Corp.	1,405	755,342
Lattice Semiconductor Corp.*	20,199	1,231,129
Microchip Technology, Inc.	2,294	172,371
Micron Technology, Inc.(a)	59,100	4,603,299
NVIDIA Corp.(a)	9,463	2,582,074
NXP Semiconductors NV (Netherlands)	6,423	1,188,769
ON Semiconductor Corp.*	15,857	992,807
Onto Innovation, Inc.*	8,652	751,772
Photronics, Inc.*	8,197	139,103
Power Integrations, Inc.	7,037	652,189
Qorvo, Inc.*	1,644	204,020
QUALCOMM, Inc.(a)	38,850	5,937,057
Rambus, Inc.*	24,767	789,820
Semtech Corp.*	9,084	629,885
Silicon Laboratories, Inc.*	4,609	692,272
Skyworks Solutions, Inc.	7,678	1,023,324
Synaptics, Inc.*	3,207	639,797
Teradyne, Inc.	11,610	1,372,650
		37,306,375
Software & Services — 13.5%
A10 Networks, Inc.	8,018	111,851
Accenture PLC, Class A (Ireland)	8,399	2,832,395
Adobe, Inc.(a)*	6,634	3,022,583
Agilysys, Inc.*	253	10,090
Akamai Technologies, Inc.*	4,846	578,564
Alkami Technology, Inc.*	68	973
Appian Corp.*	3,162	192,313
Autodesk, Inc.*	8,754	1,876,420

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Automatic Data Processing, Inc.(a)	12,227	$ 2,782,132
Bentley Systems, Inc., Class B	7,019	310,099
Bread Financial Holdings, Inc.	564	31,669
Cadence Design Systems, Inc.(a)*	3,975	653,729
CGI, Inc. (Canada)*	2,357	188,159
Concentrix Corp.	961	160,064
Crowdstrike Holdings, Inc., Class A*	4,432	1,006,419
Datadog, Inc., Class A*	13,105	1,985,014
Descartes Systems Group, Inc. (The) (Canada)*	214	15,678
DigitalOcean Holdings, Inc.*	10,143	586,773
Dropbox, Inc., Class A*	12,825	298,181
DXC Technology Co.*	30,244	986,862
Euronet Worldwide, Inc.*	1,143	148,761
Fair Isaac Corp.*	3,559	1,660,131
Fidelity National Information Services, Inc.	1,095	109,960
Fiserv, Inc.*	10,746	1,089,644
FleetCor Technologies, Inc.*	3,591	894,374
Fortinet, Inc.(a)*	9,283	3,172,372
Gartner, Inc.*	6,466	1,923,376
Global Payments, Inc.	3,448	471,824
Globant S.A. (Luxembourg)*	2,067	541,699
GoDaddy, Inc., Class A*	10,386	869,308
HubSpot, Inc.*	4,843	2,300,134
InterDigital, Inc.	4,648	296,542
International Business Machines Corp.	14,189	1,844,854
Intuit, Inc.(a)	4,512	2,169,550
Manhattan Associates, Inc.*	4,605	638,760
Mastercard, Inc., Class A	370	132,231
Microsoft Corp.(a)	24,286	7,487,617
MongoDB, Inc.*	5,211	2,311,548
NortonLifeLock, Inc.	63,767	1,691,101
Open Text Corp. (Canada)	3,786	160,526
Oracle Corp.(a)	77,045	6,373,933
Paychex, Inc.(a)	19,373	2,643,833
Paycom Software, Inc.*	6,100	2,112,918
PayPal Holdings, Inc.(a)*	47,082	5,445,033
Progress Software Corp.	3,285	154,691
Sailpoint Technologies Holdings, Inc.*	1,799	92,073
Salesforce, Inc.*	4,626	982,192
ServiceNow, Inc.(a)*	10,498	5,846,231
Splunk, Inc.*	866	128,696
SPS Commerce, Inc.*	1,893	248,362
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SS&C Technologies Holdings, Inc.	2,381	$ 178,623
Synopsys, Inc.(a)*	6,587	2,195,249
Teradata Corp.*	5,880	289,825
Trade Desk, Inc. (The), Class A*	16,392	1,135,146
TTEC Holdings, Inc.	103	8,500
Varonis Systems, Inc.*	3,351	159,307
Verint Systems, Inc.*	3,559	184,000
VeriSign, Inc.*	4,527	1,007,076
Visa, Inc., Class A	1,155	256,144
Western Union Co. (The)	28,711	538,044
Zendesk, Inc.*	3,803	457,463
		77,981,619
Technology Hardware & Equipment — 6.1%
3D Systems Corp.*	31,938	532,726
Amphenol Corp., Class A	4,220	317,977
Apple, Inc.(a)	47,735	8,335,008
Badger Meter, Inc.	2,691	268,320
Belden, Inc.	2,037	112,850
CDW Corp.	1,241	222,002
Celestica, Inc. (Canada)*	88	1,048
Ciena Corp.*	2,598	157,517
Cisco Systems, Inc.(a)	82,434	4,596,520
Coherent, Inc.*	1,904	520,477
Corning, Inc.	60,222	2,222,794
CTS Corp.	21	742
Dell Technologies, Inc., Class C	4,929	247,387
Extreme Networks, Inc.*	63,236	772,112
Hewlett Packard Enterprise Co.	60,997	1,019,260
HP, Inc.(a)	63,511	2,305,449
Infinera Corp.*	14,349	124,406
Itron, Inc.*	3,275	172,527
Jabil, Inc.	18,756	1,157,808
Juniper Networks, Inc.	5,546	206,089
Keysight Technologies, Inc.*	9,211	1,455,062
Knowles Corp.*	10,665	229,617
Lumentum Holdings, Inc.*	1,534	149,718
Motorola Solutions, Inc.	6,220	1,506,484
NetApp, Inc.	16,584	1,376,472
NetScout Systems, Inc.*	9,372	300,654
PC Connection, Inc.	203	10,635
Pure Storage, Inc., Class A*	28,460	1,004,923
Sanmina Corp.*	3,538	143,006
Seagate Technology Holdings PLC (Ireland)	27,808	2,499,939
TE Connectivity Ltd. (Switzerland)	4,356	570,549
Trimble, Inc.*	5,026	362,576

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Vishay Intertechnology, Inc.	27,360	$ 536,256
Western Digital Corp.*	21,414	1,063,205
Zebra Technologies Corp., Class A*	1,643	679,709
		35,181,824
Telecommunication Services — 1.4%
AT&T, Inc.	87,813	2,075,021
EchoStar Corp., Class A*	11,984	291,690
Gogo, Inc.*	8,315	158,484
Iridium Communications, Inc.*	8,127	327,681
Lumen Technologies, Inc.	53,027	597,614
TELUS Corp. (Canada)	197	5,150
T-Mobile US, Inc.*	23,534	3,020,589
Verizon Communications, Inc.	33,563	1,709,699
		8,185,928
Transportation — 2.4%
Alaska Air Group, Inc.*	8,336	483,571
ArcBest Corp.	11,812	950,866
Atlas Air Worldwide Holdings, Inc.*	6,841	590,857
CSX Corp.(a)	46,349	1,735,770
Expeditors International of Washington, Inc.	12,660	1,306,006
FedEx Corp.	11,522	2,666,076
Forward Air Corp.	27	2,640
Heartland Express, Inc.	49	689
Hub Group, Inc., Class A*	1,962	151,486
Matson, Inc.	5,838	704,180
Norfolk Southern Corp.	1,785	509,118
Old Dominion Freight Line, Inc.	4,508	1,346,449
Union Pacific Corp.	5,649	1,543,363
United Airlines Holdings, Inc.*	1,707	79,137
United Parcel Service, Inc., Class B	7,111	1,525,025
XPO Logistics, Inc.*	3,039	221,239
		13,816,472
Utilities — 1.8%
AES Corp. (The)	23,550	605,941
American Electric Power Co., Inc.	20,995	2,094,671
American Water Works Co., Inc.	2,720	450,242
Consolidated Edison, Inc.	9,910	938,279
Constellation Energy Corp.(a)	16,795	944,719
DTE Energy Co.(a)	13,588	1,796,469
Edison International	53	3,715
Exelon Corp.	5,604	266,919
FirstEnergy Corp.	4,203	192,750
NextEra Energy, Inc.	225	19,060
NRG Energy, Inc.	15,867	608,658
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Otter Tail Corp.	1,864	$ 116,500
PPL Corp.(a)	53,309	1,522,505
Sempra Energy	69	11,600
Southern Co. (The)	12,513	907,318
		10,479,346
TOTAL COMMON STOCKS (Cost $502,694,033)		546,375,644
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		31,360,375
NET ASSETS - 100.0%		$ 577,736,019

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of March 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 23, 2025 and January 7, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (35.0)% of net assets as of March 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	262	$ 1,749	$ 2,033	$ 284
Ford Motor Co.	Morgan Stanley	66,379	732,384	1,122,469	400,917
General Motors Co.	Morgan Stanley	31,153	1,454,445	1,362,632	(91,701)
Gentherm, Inc.	Morgan Stanley	524	36,457	38,273	1,819
Lear Corp.	Morgan Stanley	290	48,223	41,351	(6,595)
Magna International, Inc. (Canada)	Morgan Stanley	1,919	113,211	123,411	10,923
Tenneco, Inc., Class A	Morgan Stanley	1,594	16,625	29,202	12,849
Thor Industries, Inc.	Morgan Stanley	1,959	165,090	154,173	(10,904)
Visteon Corp.	Morgan Stanley	1,372	152,487	149,726	(2,789)
		105,452	2,720,671	3,023,270	314,803
Capital Goods
3M Co.	Morgan Stanley	5,882	969,615	875,712	(48,251)
A O Smith Corp.	Morgan Stanley	9,372	553,594	598,777	54,273
AECOM	Morgan Stanley	2,905	209,615	223,133	13,535
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	3,287	128,343	129,343	1,010
Albany International Corp., Class A	Morgan Stanley	730	62,579	61,554	(909)
Apogee Enterprises, Inc.	Morgan Stanley	2,370	58,604	112,480	57,246
Armstrong World Industries, Inc.	Morgan Stanley	378	36,432	34,024	(2,450)
Atkore, Inc.	Morgan Stanley	3,205	177,666	315,500	137,848
Barnes Group, Inc.	Morgan Stanley	589	25,442	23,672	(1,761)
Boise Cascade Co.	Morgan Stanley	2,559	141,687	177,774	45,744
Builders FirstSource, Inc.	Morgan Stanley	9,092	655,850	586,798	(69,002)
Carrier Global Corp.	Morgan Stanley	3,570	159,885	163,756	4,005
Crane Co.	Morgan Stanley	913	86,130	98,860	14,469
CSW Industrials, Inc.	Morgan Stanley	28	3,289	3,293	4
Cummins, Inc.	Morgan Stanley	1,578	326,432	323,664	(2,303)
Deere & Co.	Morgan Stanley	169	57,702	70,213	13,132
Dover Corp.	Morgan Stanley	206	30,398	32,321	2,991
Dycom Industries, Inc.	Morgan Stanley	1,572	150,060	149,749	(300)
Eaton Corp. PLC (Ireland)	Morgan Stanley	4,297	705,162	652,113	(47,603)
Encore Wire Corp.	Morgan Stanley	3,615	448,358	412,363	(35,862)
Enerpac Tool Group Corp.	Morgan Stanley	61	1,335	1,335	—
Fastenal Co.	Morgan Stanley	2,904	151,415	172,498	21,094
Fortune Brands Home & Security, Inc.	Morgan Stanley	1,257	103,751	93,370	(10,298)
General Dynamics Corp.	Morgan Stanley	3,255	664,698	785,041	157,346
General Electric Co.	Morgan Stanley	4,245	387,641	388,418	1,103
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Graco, Inc.	Morgan Stanley	385	$ 26,781	$ 26,842	$ 64
Herc Holdings, Inc.	Morgan Stanley	103	9,694	17,210	7,628
Honeywell International, Inc.	Morgan Stanley	967	177,118	188,159	12,168
Howmet Aerospace, Inc.	Morgan Stanley	3,016	87,605	108,395	22,184
Hubbell, Inc.	Morgan Stanley	362	64,664	66,525	2,069
Ingersoll Rand, Inc.	Morgan Stanley	3,992	199,953	200,997	182
ITT, Inc.	Morgan Stanley	1,914	157,654	143,952	(13,481)
Johnson Controls International PLC (Ireland)	Morgan Stanley	3,179	184,711	208,447	29,619
Kadant, Inc.	Morgan Stanley	11	2,162	2,136	(25)
Kennametal, Inc.	Morgan Stanley	4,406	154,798	126,056	(28,088)
L3Harris Technologies, Inc.	Morgan Stanley	600	150,294	149,082	(1,200)
Lockheed Martin Corp.	Morgan Stanley	1,994	767,198	880,152	122,699
Masco Corp.	Morgan Stanley	3,904	256,322	199,104	(55,855)
Mueller Industries, Inc.	Morgan Stanley	3,061	172,271	165,814	(5,652)
Nordson Corp.	Morgan Stanley	838	187,804	190,293	3,086
NOW, Inc.	Morgan Stanley	5,586	38,275	61,614	23,341
nVent Electric PLC (Ireland)	Morgan Stanley	1,983	67,484	68,969	1,495
Otis Worldwide Corp.	Morgan Stanley	5,126	407,283	394,446	(11,877)
Owens Corning	Morgan Stanley	339	28,956	31,019	2,814
Parker-Hannifin Corp.	Morgan Stanley	415	120,217	117,760	(2,067)
Pentair PLC (Ireland)	Morgan Stanley	3,371	169,164	182,742	17,252
Quanta Services, Inc.	Morgan Stanley	915	96,298	120,423	24,138
Raytheon Technologies Corp.	Morgan Stanley	1,625	152,481	160,989	7,089
Resideo Technologies, Inc.	Morgan Stanley	5,944	156,037	141,646	(14,380)
Roper Technologies, Inc.	Morgan Stanley	216	95,715	102,002	6,294
Shyft Group, Inc. (The)	Morgan Stanley	1,052	48,385	37,988	(10,684)
SiteOne Landscape Supply, Inc.	Morgan Stanley	25	4,083	4,042	(40)
Snap-on, Inc.	Morgan Stanley	1,953	294,456	401,302	123,522
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	11,626	553,271	568,395	15,225
SPX Corp.	Morgan Stanley	774	43,713	38,243	(5,679)
SPX FLOW, Inc.	Morgan Stanley	191	12,655	16,468	3,882
Standex International Corp.	Morgan Stanley	11	1,134	1,099	(34)
Textron, Inc.	Morgan Stanley	736	48,456	54,744	6,346
Timken Co. (The)	Morgan Stanley	20	1,234	1,214	170
Trane Technologies PLC	Morgan Stanley	968	162,160	147,814	(13,520)
Trex Co., Inc.	Morgan Stanley	3,948	407,587	257,923	(149,632)
UFP Industries, Inc.	Morgan Stanley	1,395	117,066	107,638	(9,331)
Veritiv Corp.	Morgan Stanley	769	81,352	102,731	21,489
Watts Water Technologies, Inc., Class A	Morgan Stanley	240	36,019	33,502	(2,452)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	2,207	202,315	212,247	10,225
WW Grainger, Inc.	Morgan Stanley	137	56,444	70,663	14,629
Xylem, Inc.	Morgan Stanley	95	8,343	8,100	(1,555)
Zurn Water Solutions Corp.	Morgan Stanley	9,979	342,123	353,257	11,495
		158,417	12,647,418	12,957,905	468,614
Commercial & Professional Services
ACV Auctions, Inc., Class A	Morgan Stanley	661	9,908	9,789	(118)
Brink's Co. (The)	Morgan Stanley	491	31,361	33,388	2,211
Cintas Corp.	Morgan Stanley	858	357,175	364,985	7,845
Clean Harbors, Inc.	Morgan Stanley	13	1,147	1,451	305
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Copart, Inc.	Morgan Stanley	3,190	$ 423,440	$ 400,249	$ (25,705)
Huron Consulting Group, Inc.	Morgan Stanley	216	10,010	9,895	(114)
Jacobs Engineering Group, Inc.	Morgan Stanley	3,147	389,968	433,688	49,785
KBR, Inc.	Morgan Stanley	1,186	63,809	64,910	1,106
Kelly Services, Inc., Class A	Morgan Stanley	10	218	217	(1)
Kforce, Inc.	Morgan Stanley	581	41,063	42,977	2,054
Korn Ferry	Morgan Stanley	3,248	228,978	210,925	(17,473)
Nielsen Holdings PLC	Morgan Stanley	9,870	196,117	268,859	82,669
Republic Services, Inc.	Morgan Stanley	1,997	171,780	264,603	114,661
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	1,693	101,455	99,938	(1,354)
Robert Half International, Inc.	Morgan Stanley	1,909	183,255	217,970	37,172
Tetra Tech, Inc.	Morgan Stanley	2,612	396,054	430,823	35,221
Thomson Reuters Corp.	Morgan Stanley	18	1,975	1,959	(15)
TriNet Group, Inc.	Morgan Stanley	1,284	114,163	126,294	12,557
Waste Management, Inc.	Morgan Stanley	1,944	279,429	308,124	30,078
		34,928	3,001,305	3,291,044	330,884
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	1,834	88,306	73,837	(14,002)
BRP, Inc. (Canada)	Morgan Stanley	63	5,067	5,153	114
Cavco Industries, Inc.	Morgan Stanley	134	34,780	32,274	(2,503)
Crocs, Inc.	Morgan Stanley	1,612	144,984	123,157	(21,816)
DR Horton, Inc.	Morgan Stanley	1,351	122,012	100,663	(20,678)
G-III Apparel Group Ltd.	Morgan Stanley	3,450	34,063	93,323	59,262
GoPro, Inc., Class A	Morgan Stanley	15,545	144,475	132,599	(12,875)
Hasbro, Inc.	Morgan Stanley	1,204	107,990	98,632	(8,086)
Levi Strauss & Co., Class A	Morgan Stanley	1,325	30,736	26,182	(4,399)
Mattel, Inc.	Morgan Stanley	9,900	237,438	219,879	(17,541)
Mohawk Industries, Inc.	Morgan Stanley	729	93,686	90,542	(3,137)
Movado Group, Inc.	Morgan Stanley	14	560	547	(13)
Newell Brands, Inc.	Morgan Stanley	5,556	123,703	118,954	(115)
NIKE, Inc., Class B	Morgan Stanley	5,120	741,049	688,947	(52,035)
PVH Corp.	Morgan Stanley	592	55,068	45,353	(9,697)
Ralph Lauren Corp.	Morgan Stanley	1,107	130,719	125,578	(4,710)
Skyline Champion Corp.	Morgan Stanley	6,123	379,219	336,030	(43,159)
Smith & Wesson Brands, Inc.	Morgan Stanley	4,875	77,233	73,759	(1,504)
Sonos, Inc.	Morgan Stanley	3,610	88,530	101,874	14,294
Steven Madden Ltd.	Morgan Stanley	3,848	167,503	148,687	(18,082)
Sturm Ruger & Co., Inc.	Morgan Stanley	1,335	84,530	92,943	14,441
Tapestry, Inc.	Morgan Stanley	1,095	41,343	40,679	(219)
Tempur Sealy International, Inc.	Morgan Stanley	2,748	102,589	76,724	(25,385)
Under Armour, Inc., Class C	Morgan Stanley	6,452	116,965	100,393	(19,323)
VF Corp.	Morgan Stanley	243	13,583	13,817	352
Vista Outdoor, Inc.	Morgan Stanley	4,383	169,540	156,429	(13,358)
Whirlpool Corp.	Morgan Stanley	1,258	247,150	217,357	(20,206)
		85,506	3,582,821	3,334,312	(224,380)
Consumer Services
Accel Entertainment, Inc.	Morgan Stanley	148	1,918	1,803	(115)
Airbnb, Inc., Class A	Morgan Stanley	824	120,965	141,530	20,575
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Bloomin' Brands, Inc.	Morgan Stanley	1,777	$ 36,939	$ 38,987	$ 2,108
Booking Holdings, Inc.	Morgan Stanley	166	336,617	389,843	53,252
Boyd Gaming Corp.	Morgan Stanley	778	46,890	51,177	4,397
Caesars Entertainment, Inc.	Morgan Stanley	826	64,916	63,899	(1,012)
Cheesecake Factory, Inc. (The)	Morgan Stanley	3,778	146,507	150,327	3,831
Choice Hotels International, Inc.	Morgan Stanley	327	37,752	46,356	8,836
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	1,091	137,025	129,534	(6,686)
Darden Restaurants, Inc.	Morgan Stanley	180	23,898	23,931	831
Dine Brands Global, Inc.	Morgan Stanley	830	59,571	64,699	5,680
Domino's Pizza, Inc.	Morgan Stanley	66	27,845	26,863	(908)
European Wax Center, Inc., Class A	Morgan Stanley	60	1,822	1,774	(48)
Golden Entertainment, Inc.	Morgan Stanley	472	20,563	27,409	6,848
Houghton Mifflin Harcourt Co.	Morgan Stanley	7,782	122,574	163,500	40,935
McDonald's Corp.	Morgan Stanley	1,645	384,618	406,776	37,093
MGM Resorts International	Morgan Stanley	2,078	88,358	87,151	(1,585)
Monarch Casino & Resort, Inc.	Morgan Stanley	15	1,289	1,308	20
Penn National Gaming, Inc.	Morgan Stanley	3,271	207,482	138,756	(68,710)
Red Rock Resorts, Inc., Class A	Morgan Stanley	1,792	79,694	87,020	7,989
Service Corp. International	Morgan Stanley	782	41,015	51,471	11,682
Six Flags Entertainment Corp.	Morgan Stanley	680	28,661	29,580	921
Starbucks Corp.	Morgan Stanley	3,432	301,505	312,209	11,447
Strategic Education, Inc.	Morgan Stanley	446	26,962	29,605	2,680
WW International, Inc.	Morgan Stanley	2,850	38,090	29,156	(9,281)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	1,348	100,553	114,162	14,126
Wynn Resorts Ltd.	Morgan Stanley	536	43,191	42,741	(1,787)
Yum! Brands, Inc.	Morgan Stanley	5,626	530,608	666,850	156,849
		43,606	3,057,828	3,318,417	299,968
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	638	95,048	89,926	(5,381)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	13,737	3,111,529	4,847,925	1,743,181
BlackRock, Inc.	Morgan Stanley	809	588,022	618,214	39,196
Cboe Global Markets, Inc.	Morgan Stanley	441	50,461	50,459	3
CME Group, Inc.	Morgan Stanley	1,175	281,252	279,486	(1,203)
Donnelley Financial Solutions, Inc.	Morgan Stanley	1,809	74,637	60,167	(14,464)
Franklin Resources, Inc.	Morgan Stanley	9,914	310,613	276,799	(30,015)
Intercontinental Exchange, Inc.	Morgan Stanley	1,011	132,444	133,573	2,147
Invesco Ltd. (Bermuda)	Morgan Stanley	6,675	161,994	153,926	(5,983)
Moody's Corp.	Morgan Stanley	841	300,707	283,762	(15,929)
MSCI, Inc.	Morgan Stanley	368	176,028	185,060	9,093
Nasdaq, Inc.	Morgan Stanley	2,811	392,663	500,920	115,577
Open Lending Corp., Class A	Morgan Stanley	71	1,358	1,343	(15)
S&P Global, Inc.	Morgan Stanley	594	232,602	243,647	13,018
T Rowe Price Group, Inc.	Morgan Stanley	3,889	662,778	587,978	(52,956)
		44,783	6,572,136	8,313,185	1,796,269
Energy
Antero Resources Corp.	Morgan Stanley	638	13,113	19,478	22,335
APA Corp.	Morgan Stanley	7,983	189,271	329,937	141,850
Arch Resources, Inc.	Morgan Stanley	108	15,101	14,837	(262)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Baker Hughes Co.	Morgan Stanley	9,570	$ 256,796	$ 348,444	$ 93,464
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	5,804	310,539	359,732	51,986
Centennial Resource Development, Inc., Class A	Morgan Stanley	24,640	204,893	198,845	(6,033)
ChampionX Corp.	Morgan Stanley	2,438	50,191	59,682	11,135
Cheniere Energy, Inc.	Morgan Stanley	2,551	332,285	353,696	21,877
Chevron Corp.	Morgan Stanley	4,509	590,180	734,200	149,485
Comstock Resources, Inc.	Morgan Stanley	3,099	23,854	40,442	16,895
Continental Resources, Inc.	Morgan Stanley	1,094	35,031	67,095	32,662
Denbury, Inc.	Morgan Stanley	2,308	160,474	181,340	21,741
Dril-Quip, Inc.	Morgan Stanley	1,075	38,877	40,151	1,278
DT Midstream, Inc.	Morgan Stanley	199	10,791	10,798	7
EOG Resources, Inc.	Morgan Stanley	6,100	526,164	727,303	232,098
Exxon Mobil Corp.	Morgan Stanley	9,628	554,869	795,177	270,163
Gulfport Energy Corp.	Morgan Stanley	81	6,740	7,275	536
Halliburton Co.	Morgan Stanley	8,966	228,480	339,542	113,013
Helmerich & Payne, Inc.	Morgan Stanley	3,655	85,175	156,361	72,106
Imperial Oil Ltd. (Canada)	Morgan Stanley	1,022	34,486	49,383	15,425
Marathon Oil Corp.	Morgan Stanley	24,578	301,058	617,154	351,840
Marathon Petroleum Corp.	Morgan Stanley	14,026	964,818	1,199,223	252,126
Murphy Oil Corp.	Morgan Stanley	4,000	107,340	161,560	54,881
Oasis Petroleum, Inc.	Morgan Stanley	1,047	133,041	153,176	20,491
Occidental Petroleum Corp.	Morgan Stanley	9,956	236,615	564,903	339,643
Oceaneering International, Inc.	Morgan Stanley	9,557	120,768	144,884	24,126
ONEOK, Inc.	Morgan Stanley	6,725	357,864	474,987	130,288
Ovintiv, Inc.	Morgan Stanley	4,133	104,948	223,471	120,955
PDC Energy, Inc.	Morgan Stanley	3,553	210,514	258,232	49,279
Pembina Pipeline Corp.	Morgan Stanley	3,594	130,453	135,134	5,087
Phillips 66	Morgan Stanley	2,802	217,691	242,065	27,476
Schlumberger NV	Morgan Stanley	1,888	58,387	77,993	19,967
Suncor Energy, Inc. (Canada)	Morgan Stanley	3,239	78,679	105,559	28,590
Talos Energy, Inc.	Morgan Stanley	4,608	74,046	72,760	(1,280)
Valero Energy Corp.	Morgan Stanley	1,483	103,440	150,584	50,562
Vermilion Energy, Inc. (Canada)	Morgan Stanley	10,414	149,976	218,902	69,335
Weatherford International PLC (Ireland)	Morgan Stanley	13	432	433	26
Whiting Petroleum Corp.	Morgan Stanley	941	39,065	76,701	37,837
Williams Cos., Inc. (The)	Morgan Stanley	1,245	40,474	41,595	1,124
		203,270	7,096,919	9,753,034	2,844,114
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	1,200	620,684	691,020	70,967
Ingles Markets, Inc., Class A	Morgan Stanley	81	7,352	7,213	(139)
Kroger Co. (The)	Morgan Stanley	2,533	116,685	145,318	30,503
Sysco Corp.	Morgan Stanley	2,014	163,638	164,443	1,813
United Natural Foods, Inc.	Morgan Stanley	899	37,873	37,174	(1,595)
Walgreens Boots Alliance, Inc.	Morgan Stanley	3,998	159,956	178,990	28,772
Walmart, Inc.	Morgan Stanley	2,508	343,271	373,491	40,167
		13,233	1,449,459	1,597,649	170,488
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	5,610	282,919	293,123	16,887
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Archer-Daniels-Midland Co.	Morgan Stanley	2,376	$ 144,643	$ 214,458	$ 84,148
Brown-Forman Corp., Class B	Morgan Stanley	1,301	84,664	87,193	2,535
Bunge Ltd.	Morgan Stanley	39	4,179	4,322	143
Coca-Cola Co. (The)	Morgan Stanley	7,635	413,761	473,370	71,760
Coca-Cola Consolidated, Inc.	Morgan Stanley	165	76,018	81,980	6,002
Constellation Brands, Inc., Class A	Morgan Stanley	1,133	250,621	260,953	11,499
Darling Ingredients, Inc.	Morgan Stanley	929	69,888	74,673	4,791
General Mills, Inc.	Morgan Stanley	4,519	295,896	306,027	13,195
Hain Celestial Group, Inc. (The)	Morgan Stanley	1,655	58,479	56,932	(1,542)
Hormel Foods Corp.	Morgan Stanley	4,082	206,517	210,386	3,885
Kraft Heinz Co. (The)	Morgan Stanley	7,840	238,038	308,818	89,606
Molson Coors Beverage Co., Class B	Morgan Stanley	9,689	363,687	517,199	163,860
Mondelez International, Inc., Class A	Morgan Stanley	5,826	334,813	365,756	38,146
Monster Beverage Corp.	Morgan Stanley	4,602	365,994	367,700	1,734
PepsiCo, Inc.	Morgan Stanley	2,614	403,062	437,531	43,238
Philip Morris International, Inc.	Morgan Stanley	6,975	663,969	655,232	12,322
Sanderson Farms, Inc.	Morgan Stanley	2,663	495,344	499,286	5,720
TreeHouse Foods, Inc.	Morgan Stanley	841	27,104	27,131	29
Tyson Foods, Inc., Class A	Morgan Stanley	7,001	572,730	627,500	61,623
Vector Group Ltd.	Morgan Stanley	5,879	63,971	70,783	8,503
		83,374	5,416,297	5,940,353	638,084
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	8,678	1,046,205	1,027,128	(16,001)
ABIOMED, Inc.	Morgan Stanley	9	3,045	2,981	1,066
Acadia Healthcare Co., Inc.	Morgan Stanley	2,374	137,260	155,568	18,319
Addus HomeCare Corp.	Morgan Stanley	407	32,413	37,969	5,578
Align Technology, Inc.	Morgan Stanley	1,263	612,538	550,668	(61,823)
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	6,363	115,299	143,295	28,249
Amedisys, Inc.	Morgan Stanley	635	83,872	109,404	29,661
AMN Healthcare Services, Inc.	Morgan Stanley	481	48,092	50,183	2,095
Anthem, Inc.	Morgan Stanley	1,515	593,566	744,198	157,465
Apollo Medical Holdings, Inc.	Morgan Stanley	4,838	336,195	234,498	(107,521)
Avanos Medical, Inc.	Morgan Stanley	3,197	102,076	107,100	5,032
Axonics, Inc.	Morgan Stanley	195	12,150	12,207	58
Centene Corp.	Morgan Stanley	987	82,344	83,096	758
Cerner Corp.	Morgan Stanley	4,266	332,263	399,127	68,962
Chemed Corp.	Morgan Stanley	66	31,203	33,432	2,367
Cigna Corp.	Morgan Stanley	526	120,710	126,035	5,832
CVS Health Corp.	Morgan Stanley	1,262	120,203	127,727	10,844
Danaher Corp.	Morgan Stanley	750	199,048	219,998	24,946
DaVita, Inc.	Morgan Stanley	1,155	131,586	130,642	(934)
Dexcom, Inc.	Morgan Stanley	1,032	510,766	527,971	14,962
Doximity, Inc., Class A	Morgan Stanley	625	42,848	32,556	(10,288)
Edwards Lifesciences Corp.	Morgan Stanley	2,383	257,707	280,527	22,840
Envista Holdings Corp.	Morgan Stanley	1,905	76,828	92,793	15,971
Evolent Health, Inc., Class A	Morgan Stanley	344	10,698	11,111	414
Fulgent Genetics, Inc.	Morgan Stanley	4,783	358,779	298,507	(60,245)
HCA Healthcare, Inc.	Morgan Stanley	665	137,153	166,662	32,547
Hologic, Inc.	Morgan Stanley	2,036	144,007	156,406	12,410
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
ICU Medical, Inc.	Morgan Stanley	505	$ 109,581	$ 112,433	$ 2,861
IDEXX Laboratories, Inc.	Morgan Stanley	177	87,064	96,830	9,772
Integra LifeSciences Holdings Corp.	Morgan Stanley	2,209	147,412	141,950	(5,525)
Intuitive Surgical, Inc.	Morgan Stanley	108	29,353	32,581	3,231
Laboratory Corp. of America Holdings	Morgan Stanley	2,270	511,487	598,508	87,060
LivaNova PLC (United Kingdom)	Morgan Stanley	3,640	287,717	297,861	10,095
Masimo Corp.	Morgan Stanley	787	125,432	114,540	(13,800)
McKesson Corp.	Morgan Stanley	1,665	368,197	509,706	144,146
MEDNAX, Inc.	Morgan Stanley	2,580	75,766	60,578	(15,340)
Medtronic PLC (Ireland)	Morgan Stanley	5,777	591,642	640,958	54,243
Merit Medical Systems, Inc.	Morgan Stanley	1,642	90,963	109,226	18,515
ModivCare, Inc.	Morgan Stanley	66	7,505	7,616	112
Molina Healthcare, Inc.	Morgan Stanley	526	159,123	175,468	16,357
Natus Medical, Inc.	Morgan Stanley	39	1,017	1,025	8
Omnicell, Inc.	Morgan Stanley	693	89,385	89,737	359
Ortho Clinical Diagnostics Holdings PLC	Morgan Stanley	6,460	111,588	120,544	9,120
Quest Diagnostics, Inc.	Morgan Stanley	2,661	358,128	364,184	9,304
Select Medical Holdings Corp.	Morgan Stanley	2,708	64,596	64,965	150
STAAR Surgical Co.	Morgan Stanley	2,218	240,359	177,240	(64,024)
Tandem Diabetes Care, Inc.	Morgan Stanley	346	36,814	40,236	3,450
Teleflex, Inc.	Morgan Stanley	1,655	550,465	587,244	37,312
Tivity Health, Inc.	Morgan Stanley	278	6,820	8,943	2,124
UnitedHealth Group, Inc.	Morgan Stanley	1,484	615,222	756,795	163,346
Universal Health Services, Inc., Class B	Morgan Stanley	550	80,838	79,723	(1,319)
Varex Imaging Corp.	Morgan Stanley	2,387	65,774	50,819	(15,218)
Veeva Systems, Inc., Class A	Morgan Stanley	388	68,640	82,434	19,336
West Pharmaceutical Services, Inc.	Morgan Stanley	321	120,932	131,838	11,407
		96,880	10,680,674	11,315,771	690,646
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	587	51,584	58,336	7,059
Colgate-Palmolive Co.	Morgan Stanley	6,371	488,191	483,113	4,617
Coty, Inc., Class A	Morgan Stanley	18,125	150,100	162,944	12,533
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	2,130	605,986	580,042	(27,225)
Kimberly-Clark Corp.	Morgan Stanley	2,411	313,530	296,939	(15,731)
Procter & Gamble Co. (The)	Morgan Stanley	5,072	717,476	775,002	65,021
		34,696	2,326,867	2,356,376	46,274
Materials
AdvanSix, Inc.	Morgan Stanley	1,391	57,298	71,066	14,270
Alcoa Corp.	Morgan Stanley	2,272	105,086	204,548	99,844
Avery Dennison Corp.	Morgan Stanley	290	56,923	50,451	(6,768)
Avient Corp.	Morgan Stanley	1,249	64,598	59,952	(4,423)
Balchem Corp.	Morgan Stanley	436	60,411	59,601	(805)
Ball Corp.	Morgan Stanley	429	38,119	38,610	494
Celanese Corp.	Morgan Stanley	487	75,094	69,578	(5,179)
CF Industries Holdings, Inc.	Morgan Stanley	4,427	283,571	456,247	177,249
Chemours Co. (The)	Morgan Stanley	1,461	41,931	45,992	5,452
Corteva, Inc.	Morgan Stanley	6,368	285,935	366,033	81,552
Dow, Inc.	Morgan Stanley	2,977	168,627	189,694	26,661
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
DuPont de Nemours, Inc.	Morgan Stanley	10,327	$ 791,051	$ 759,861	$ (27,149)
Eagle Materials, Inc.	Morgan Stanley	1,839	254,164	236,054	(17,365)
Eastman Chemical Co.	Morgan Stanley	1,669	184,646	187,028	3,700
ERO Copper Corp.	Morgan Stanley	18	253	264	11
Ferro Corp.	Morgan Stanley	3,974	82,552	86,395	3,849
FMC Corp.	Morgan Stanley	2,637	294,267	346,950	54,644
Franco-Nevada Corp. (Canada)	Morgan Stanley	192	30,164	30,628	466
Freeport-McMoRan, Inc.	Morgan Stanley	4,295	150,896	213,633	63,710
Hecla Mining Co.	Morgan Stanley	4,598	30,132	30,209	80
Huntsman Corp.	Morgan Stanley	1,757	69,053	65,905	(3,142)
Ingevity Corp.	Morgan Stanley	13	829	833	5
Innospec, Inc.	Morgan Stanley	303	28,795	28,043	(713)
International Paper Co.	Morgan Stanley	11,867	544,963	547,662	9,267
Intrepid Potash, Inc.	Morgan Stanley	111	9,125	9,118	(7)
Kronos Worldwide, Inc.	Morgan Stanley	90	1,397	1,397	3
Linde PLC (Ireland)	Morgan Stanley	1,036	302,627	330,929	31,667
Louisiana-Pacific Corp.	Morgan Stanley	841	47,767	52,243	5,518
LyondellBasell Industries N.V., Class A	Morgan Stanley	2,228	214,684	229,083	18,863
Methanex Corp.	Morgan Stanley	948	46,027	51,723	5,790
New Gold, Inc. (Canada)	Morgan Stanley	43,013	76,357	77,423	1,073
Newmont Corp.	Morgan Stanley	195	15,672	15,493	(178)
Nucor Corp.	Morgan Stanley	3,382	311,891	502,734	195,233
Nutrien Ltd. (Canada)	Morgan Stanley	2,273	189,274	236,369	47,995
O-I Glass, Inc.	Morgan Stanley	3,461	45,496	45,616	123
Olin Corp.	Morgan Stanley	4,072	189,877	212,884	25,304
Pan American Silver Corp. (Canada)	Morgan Stanley	4,974	109,763	135,790	30,524
PPG Industries, Inc.	Morgan Stanley	1,218	152,843	159,643	7,088
Reliance Steel & Aluminum Co.	Morgan Stanley	519	93,249	95,159	2,280
Royal Gold, Inc.	Morgan Stanley	362	46,061	51,143	5,232
Sealed Air Corp.	Morgan Stanley	4,072	245,435	272,661	29,107
Sensient Technologies Corp.	Morgan Stanley	1,094	100,367	91,841	(8,601)
Silgan Holdings, Inc.	Morgan Stanley	701	30,093	32,407	2,343
SSR Mining, Inc. (Canada)	Morgan Stanley	11,661	201,205	253,627	53,073
Sylvamo Corp.	Morgan Stanley	1,099	39,304	36,575	(2,726)
TriMas Corp.	Morgan Stanley	85	2,735	2,728	(7)
Tronox Holdings PLC, Class A	Morgan Stanley	1,274	24,379	25,212	693
United States Steel Corp.	Morgan Stanley	755	14,025	28,494	14,507
Warrior Met Coal, Inc.	Morgan Stanley	3,551	136,353	131,778	(4,565)
Yamana Gold, Inc. (Canada)	Morgan Stanley	61,369	336,711	342,439	7,160
		219,660	6,682,075	7,569,746	943,202
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	5,786	416,122	463,516	48,697
Alphabet, Inc., Class A	Morgan Stanley	728	1,908,799	2,024,823	116,170
AMC Entertainment Holdings, Inc., Class A	Morgan Stanley	10,374	269,205	255,615	(13,569)
AMC Networks, Inc., Class A	Morgan Stanley	946	33,999	38,436	5,424
Bumble, Inc., Class A	Morgan Stanley	9,196	245,848	266,500	20,671
Cars.com, Inc.	Morgan Stanley	20	292	289	(4)
Charter Communications, Inc., Class A	Morgan Stanley	1,100	625,402	600,072	(26,924)
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	5,519	20,215	19,096	(1,118)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Comcast Corp., Class A	Morgan Stanley	7,852	$ 378,633	$ 367,631	$ (10,631)
Discovery, Inc., Class A	Morgan Stanley	24,425	622,212	608,671	(13,493)
Fox Corp., Class A	Morgan Stanley	1,115	40,093	43,987	5,376
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	5,281	167,557	187,211	29,965
Live Nation Entertainment, Inc.	Morgan Stanley	128	15,051	15,058	8
Match Group, Inc.	Morgan Stanley	5,669	688,556	616,447	(77,804)
Meta Platforms, Inc., Class A	Morgan Stanley	6,583	1,668,094	1,463,796	(204,170)
Netflix, Inc.	Morgan Stanley	2,326	1,059,328	871,296	(187,950)
News Corp., Class A	Morgan Stanley	1,561	34,556	34,576	180
PubMatic, Inc., Class A	Morgan Stanley	4,633	118,391	121,014	1,137
Scholastic Corp.	Morgan Stanley	10	412	403	(9)
Take-Two Interactive Software, Inc.	Morgan Stanley	203	28,713	31,209	3,413
Thryv Holdings, Inc.	Morgan Stanley	903	28,028	25,392	(2,634)
TripAdvisor, Inc.	Morgan Stanley	2,648	70,607	71,814	1,212
Twitter, Inc.	Morgan Stanley	3,908	170,387	151,201	(19,173)
Walt Disney Co. (The)	Morgan Stanley	2,433	350,582	333,710	(16,845)
Yelp, Inc.	Morgan Stanley	30	1,043	1,023	(19)
Ziff Davis, Inc.	Morgan Stanley	1,563	156,269	151,267	(4,989)
		104,940	9,118,394	8,764,053	(347,079)
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	4,005	566,019	529,982	(34,633)
Alnylam Pharmaceuticals, Inc.	Morgan Stanley	48	7,948	7,838	(109)
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	306	10,716	10,985	271
Avantor, Inc.	Morgan Stanley	1,936	65,665	65,476	(185)
Biogen, Inc.	Morgan Stanley	1,532	326,462	322,639	(3,798)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	761	470,044	428,618	(43,763)
Bio-Techne Corp.	Morgan Stanley	203	81,540	87,907	8,482
Bristol-Myers Squibb Co.	Morgan Stanley	7,023	458,599	512,890	58,118
Charles River Laboratories International, Inc.	Morgan Stanley	1,324	371,996	375,976	4,009
Corcept Therapeutics, Inc.	Morgan Stanley	2,624	46,347	59,092	13,413
Cronos Group, Inc.	Morgan Stanley	1,843	6,989	7,169	181
Dynavax Technologies Corp.	Morgan Stanley	7,054	78,470	76,465	(1,998)
Elanco Animal Health, Inc.	Morgan Stanley	8,986	246,815	234,445	(12,352)
Gilead Sciences, Inc.	Morgan Stanley	3,865	227,601	229,774	2,363
Halozyme Therapeutics, Inc.	Morgan Stanley	671	21,683	26,759	6,600
Horizon Therapeutics PLC	Morgan Stanley	714	75,765	75,120	(639)
Innoviva, Inc.	Morgan Stanley	2,841	42,765	54,973	13,076
Ionis Pharmaceuticals, Inc.	Morgan Stanley	1,623	57,953	60,116	2,167
IQVIA Holdings, Inc.	Morgan Stanley	255	57,469	58,959	1,913
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	5,061	55,441	63,667	8,231
iTeos Therapeutics, Inc.	Morgan Stanley	359	11,808	11,553	(254)
Johnson & Johnson	Morgan Stanley	2,946	471,993	522,120	65,281
Merck & Co., Inc.	Morgan Stanley	10,519	770,220	863,084	117,288
Mettler-Toledo International, Inc.	Morgan Stanley	302	436,890	414,703	(25,193)
Moderna, Inc.	Morgan Stanley	5,764	844,597	992,907	148,375
Organogenesis Holdings, Inc.	Morgan Stanley	770	5,801	5,867	67
Organon & Co.	Morgan Stanley	3,920	127,457	136,926	11,514
PerkinElmer, Inc.	Morgan Stanley	753	127,275	131,368	4,143
Pfizer, Inc.	Morgan Stanley	14,558	600,787	753,668	170,692
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Prestige Consumer Healthcare, Inc.	Morgan Stanley	1,080	$ 48,156	$ 57,175	$ 9,023
Prothena Corp. PLC (Ireland)	Morgan Stanley	1,364	41,840	49,881	7,129
QIAGEN NV	Morgan Stanley	685	30,080	33,565	3,858
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	464	281,950	324,067	44,122
REGENXBIO, Inc.	Morgan Stanley	760	22,860	25,224	2,366
Sarepta Therapeutics, Inc.	Morgan Stanley	1,193	95,230	93,197	(2,025)
Sundial Growers, Inc. (Canada)	Morgan Stanley	188,031	119,462	131,622	12,169
Syndax Pharmaceuticals, Inc.	Morgan Stanley	59	1,034	1,025	180
Thermo Fisher Scientific, Inc.	Morgan Stanley	366	210,041	216,178	6,226
Vertex Pharmaceuticals, Inc.	Morgan Stanley	338	85,180	88,208	3,034
Viatris, Inc.	Morgan Stanley	11,228	116,839	122,161	5,331
Waters Corp.	Morgan Stanley	710	204,163	220,377	16,229
Xencor, Inc.	Morgan Stanley	326	9,238	8,698	(539)
Zoetis, Inc.	Morgan Stanley	2,455	478,634	462,988	(14,874)
		301,625	8,417,822	8,955,412	605,489
Retailing
Academy Sports & Outdoors, Inc.	Morgan Stanley	1,616	55,483	63,670	8,384
Advance Auto Parts, Inc.	Morgan Stanley	1,838	337,408	380,392	58,671
Amazon.com, Inc.	Morgan Stanley	386	1,153,607	1,258,341	104,822
AutoNation, Inc.	Morgan Stanley	846	86,966	84,245	(2,715)
AutoZone, Inc.	Morgan Stanley	306	556,421	625,641	72,215
Bath & Body Works, Inc.	Morgan Stanley	12,793	721,959	611,505	(107,659)
Best Buy Co., Inc.	Morgan Stanley	108	10,224	9,817	(321)
Buckle, Inc. (The)	Morgan Stanley	1,551	57,265	51,245	(5,702)
Burlington Stores, Inc.	Morgan Stanley	159	34,363	28,965	(6,710)
Dick's Sporting Goods, Inc.	Morgan Stanley	355	36,235	35,507	(725)
Dillard's, Inc., Class A	Morgan Stanley	234	57,530	62,803	5,563
Dollar General Corp.	Morgan Stanley	1,245	277,153	277,174	(104)
eBay, Inc.	Morgan Stanley	11,083	645,636	634,613	(13,288)
Etsy, Inc.	Morgan Stanley	3,248	450,313	403,661	(46,617)
Genesco, Inc.	Morgan Stanley	163	11,119	10,368	(749)
Genuine Parts Co.	Morgan Stanley	484	48,507	60,994	18,707
Guess?, Inc.	Morgan Stanley	1,739	36,267	37,997	2,321
Home Depot, Inc. (The)	Morgan Stanley	974	313,906	291,547	(18,648)
LKQ Corp.	Morgan Stanley	3,334	159,293	151,397	(6,217)
Lowe's Cos., Inc.	Morgan Stanley	1,736	379,482	351,002	(27,871)
Macy's, Inc.	Morgan Stanley	4	99	97	(1)
MarineMax, Inc.	Morgan Stanley	2,560	125,279	103,066	(22,203)
ODP Corp. (The)	Morgan Stanley	1,076	41,202	49,313	8,332
O'Reilly Automotive, Inc.	Morgan Stanley	503	322,260	344,535	22,300
Overstock.com, Inc.	Morgan Stanley	9,222	474,166	405,814	(68,315)
Penske Automotive Group, Inc.	Morgan Stanley	280	23,876	26,242	2,723
RH	Morgan Stanley	513	191,096	167,284	(28,910)
Ross Stores, Inc.	Morgan Stanley	3,018	314,056	273,008	(39,891)
Shoe Carnival, Inc.	Morgan Stanley	1,451	50,913	42,311	(8,804)
Shutterstock, Inc.	Morgan Stanley	1,068	71,792	99,409	36,607
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	2,747	195,031	199,707	4,810
Target Corp.	Morgan Stanley	3,235	707,542	686,532	(15,013)
Ulta Beauty, Inc.	Morgan Stanley	552	207,461	219,817	12,727
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Victoria's Secret & Co.	Morgan Stanley	1,796	$ 88,871	$ 92,243	$ 3,358
Williams-Sonoma, Inc.	Morgan Stanley	318	47,353	46,110	(1,235)
		72,541	8,290,134	8,186,372	(60,158)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	10,372	1,143,410	1,134,074	(2,835)
Allegro MicroSystems, Inc.	Morgan Stanley	3,380	93,512	95,992	2,487
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	4,463	221,466	243,903	22,454
Amkor Technology, Inc.	Morgan Stanley	112	2,496	2,433	(317)
Applied Materials, Inc.	Morgan Stanley	2,423	313,025	319,351	7,037
Axcelis Technologies, Inc.	Morgan Stanley	5,276	294,327	398,496	112,643
Broadcom, Inc.	Morgan Stanley	1,092	625,501	687,611	105,107
CEVA, Inc.	Morgan Stanley	248	9,829	10,081	253
Cohu, Inc.	Morgan Stanley	2,682	85,273	79,387	(6,031)
Diodes, Inc.	Morgan Stanley	1,688	161,049	146,839	(14,453)
KLA Corp.	Morgan Stanley	1,229	429,174	449,888	23,445
Lam Research Corp.	Morgan Stanley	393	210,138	211,281	1,482
Lattice Semiconductor Corp.	Morgan Stanley	5,306	309,491	323,401	13,934
Microchip Technology, Inc.	Morgan Stanley	602	46,430	45,234	(1,135)
Micron Technology, Inc.	Morgan Stanley	15,527	1,155,962	1,209,398	53,671
NVIDIA Corp.	Morgan Stanley	2,627	676,999	716,803	39,956
NXP Semiconductors N.V.	Morgan Stanley	1,725	324,828	319,263	(2,480)
ON Semiconductor Corp.	Morgan Stanley	4,274	201,352	267,595	69,368
Onto Innovation, Inc.	Morgan Stanley	2,332	190,718	202,627	11,925
Photronics, Inc.	Morgan Stanley	2,154	38,048	36,553	(1,492)
Power Integrations, Inc.	Morgan Stanley	1,876	169,504	173,868	4,342
Qorvo, Inc.	Morgan Stanley	433	55,551	53,735	(1,811)
QUALCOMM, Inc.	Morgan Stanley	10,526	1,577,054	1,608,583	38,417
Rambus, Inc.	Morgan Stanley	6,546	158,819	208,752	49,945
Semtech Corp.	Morgan Stanley	2,389	187,916	165,653	(22,249)
Silicon Laboratories, Inc.	Morgan Stanley	1,219	226,771	183,094	(45,129)
Skyworks Solutions, Inc.	Morgan Stanley	2,067	280,390	275,490	(4,171)
Synaptics, Inc.	Morgan Stanley	915	170,474	182,543	12,082
Teradyne, Inc.	Morgan Stanley	3,056	413,217	361,311	(51,304)
		96,932	9,772,724	10,113,239	415,141
Software & Services
A10 Networks, Inc.	Morgan Stanley	2,193	30,807	30,592	(129)
Accenture PLC, Class A (Ireland)	Morgan Stanley	1,840	576,626	620,503	46,236
Adobe, Inc.	Morgan Stanley	1,586	718,618	722,613	245
Agilysys, Inc.	Morgan Stanley	67	2,725	2,672	(53)
Akamai Technologies, Inc.	Morgan Stanley	1,307	133,035	156,043	23,018
Alkami Technology, Inc.	Morgan Stanley	18	256	258	1
Alliance Data Systems Corp.	Morgan Stanley	147	8,435	8,254	399
Appian Corp.	Morgan Stanley	866	47,805	52,670	4,869
Autodesk, Inc.	Morgan Stanley	2,352	487,608	504,151	16,576
Automatic Data Processing, Inc.	Morgan Stanley	1,067	209,314	242,785	41,207
Bentley Systems, Inc., Class B	Morgan Stanley	1,873	76,691	82,749	5,866
Cadence Design Systems, Inc.	Morgan Stanley	1,025	144,411	168,572	30,249
CGI, Inc. (Canada)	Morgan Stanley	1,009	70,826	80,548	9,728
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Concentrix Corp.	Morgan Stanley	266	$ 43,825	$ 44,305	$ 550
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	1,161	250,362	263,640	13,297
Datadog, Inc., Class A	Morgan Stanley	3,441	505,494	521,208	15,753
Descartes Systems Group Inc (The) (Canada)	Morgan Stanley	57	4,249	4,176	(73)
DigitalOcean Holdings, Inc.	Morgan Stanley	2,779	178,951	160,765	(18,172)
Dropbox, Inc., Class A	Morgan Stanley	3,378	71,134	78,539	8,041
DXC Technology Co.	Morgan Stanley	4,390	160,355	143,246	(17,097)
Euronet Worldwide, Inc.	Morgan Stanley	304	33,772	39,566	5,796
Fair Isaac Corp.	Morgan Stanley	934	446,351	435,674	(10,643)
Fidelity National Information Services, Inc.	Morgan Stanley	292	28,582	29,323	743
Fiserv, Inc.	Morgan Stanley	2,857	273,614	289,700	16,106
FleetCor Technologies, Inc.	Morgan Stanley	940	207,906	234,116	26,227
Fortinet, Inc.	Morgan Stanley	1,845	450,109	630,510	180,436
Gartner, Inc.	Morgan Stanley	992	283,346	295,080	11,756
Global Payments, Inc.	Morgan Stanley	909	123,008	124,388	1,389
Globant S.A. (Luxembourg)	Morgan Stanley	591	142,906	154,883	11,989
GoDaddy, Inc., Class A	Morgan Stanley	2,803	221,948	234,611	13,018
HubSpot, Inc.	Morgan Stanley	1,307	621,622	620,747	(827)
InterDigital, Inc.	Morgan Stanley	1,222	82,919	77,964	(4,714)
International Business Machines Corp.	Morgan Stanley	4,066	531,034	528,661	4,281
Intuit, Inc.	Morgan Stanley	634	293,397	304,853	11,816
Manhattan Associates, Inc.	Morgan Stanley	1,209	173,554	167,700	(6,426)
Mastercard, Inc., Class A	Morgan Stanley	144	45,044	51,463	25,539
Microsoft Corp.	Morgan Stanley	3,511	949,244	1,082,476	159,308
MongoDB, Inc.	Morgan Stanley	1,370	565,798	607,718	41,963
NortonLifeLock, Inc.	Morgan Stanley	8,721	228,236	231,281	4,881
Open Text Corp. (Canada)	Morgan Stanley	1,532	62,109	64,957	4,850
Oracle Corp.	Morgan Stanley	18,838	1,479,179	1,558,468	87,804
Paychex, Inc.	Morgan Stanley	3,059	364,718	417,462	55,492
Paycom Software, Inc.	Morgan Stanley	1,608	558,392	556,979	(5,660)
PayPal Holdings, Inc.	Morgan Stanley	11,213	1,317,761	1,296,783	(20,876)
Progress Software Corp.	Morgan Stanley	877	40,830	41,298	632
Sailpoint Technologies Holdings, Inc.	Morgan Stanley	471	23,324	24,106	784
salesforce.com, Inc.	Morgan Stanley	1,333	284,956	283,023	(1,912)
ServiceNow, Inc.	Morgan Stanley	1,471	797,430	819,185	21,816
Splunk, Inc.	Morgan Stanley	228	32,490	33,883	1,396
SPS Commerce, Inc.	Morgan Stanley	493	55,039	64,682	9,647
SS&C Technologies Holdings, Inc.	Morgan Stanley	650	47,397	48,763	1,681
Synopsys, Inc.	Morgan Stanley	1,761	513,160	586,888	79,619
Teradata Corp.	Morgan Stanley	1,389	47,352	68,464	24,539
Trade Desk, Inc. (The), Class A	Morgan Stanley	4,464	264,953	309,132	50,170
TTEC Holdings, Inc.	Morgan Stanley	26	2,189	2,146	(44)
Varonis Systems, Inc.	Morgan Stanley	878	41,313	41,740	431
Verint Systems, Inc.	Morgan Stanley	934	40,612	48,288	7,715
VeriSign, Inc.	Morgan Stanley	891	180,213	198,212	18,440
Visa, Inc., Class A	Morgan Stanley	447	85,613	99,131	13,550
Western Union Co. (The)	Morgan Stanley	7,841	139,742	146,940	7,289
Zendesk, Inc.	Morgan Stanley	1,000	119,283	120,290	1,016
		126,877	15,921,972	16,859,823	1,031,528
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	9,239	$ 216,685	$ 154,107	$ (62,561)
Amphenol Corp., Class A	Morgan Stanley	1,213	92,770	91,400	(1,138)
Apple, Inc.	Morgan Stanley	8,618	1,321,289	1,504,789	185,701
Badger Meter, Inc.	Morgan Stanley	720	71,316	71,791	545
Belden, Inc.	Morgan Stanley	551	30,701	30,525	(145)
CDW Corp.	Morgan Stanley	367	62,214	65,653	3,576
Celestica, Inc.	Morgan Stanley	23	275	274	—
Ciena Corp.	Morgan Stanley	735	46,856	44,563	(3,441)
Cisco Systems, Inc.	Morgan Stanley	21,973	1,194,192	1,225,214	39,384
Coherent, Inc.	Morgan Stanley	383	97,088	104,697	7,616
Corning, Inc.	Morgan Stanley	14,070	547,388	519,324	(22,094)
CTS Corp.	Morgan Stanley	7	248	247	—
Dell Technologies, Inc., Class C	Morgan Stanley	1,469	75,395	73,729	(1,660)
EchoStar Corp., Class A	Morgan Stanley	12,579	330,555	306,173	(24,453)
Extreme Networks, Inc.	Morgan Stanley	12,884	144,682	157,314	12,643
Hewlett Packard Enterprise Co.	Morgan Stanley	16,096	269,151	268,964	1,588
HP, Inc.	Morgan Stanley	2,426	68,944	88,064	74,826
Infinera Corp.	Morgan Stanley	4,017	32,940	34,827	1,948
Itron, Inc.	Morgan Stanley	902	49,104	47,517	(1,643)
Jabil, Inc.	Morgan Stanley	4,954	301,504	305,810	4,372
Juniper Networks, Inc.	Morgan Stanley	1,508	48,651	56,037	7,724
Keysight Technologies, Inc.	Morgan Stanley	2,402	389,486	379,444	(10,012)
Knowles Corp.	Morgan Stanley	2,536	51,858	54,600	2,932
Lumentum Holdings, Inc.	Morgan Stanley	475	43,124	46,360	3,591
Motorola Solutions, Inc.	Morgan Stanley	1,628	381,834	394,302	13,400
NetApp, Inc.	Morgan Stanley	3,503	235,694	290,749	64,632
NetScout Systems, Inc.	Morgan Stanley	2,442	76,447	78,339	1,898
PC Connection, Inc.	Morgan Stanley	47	2,373	2,462	90
Pure Storage, Inc., Class A	Morgan Stanley	7,474	246,011	263,907	17,915
Sanmina Corp.	Morgan Stanley	194	5,776	7,841	2,066
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	6,698	606,018	602,150	4,216
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1,172	161,091	153,509	(5,877)
Trimble, Inc.	Morgan Stanley	1,409	98,569	101,645	2,998
Vishay Intertechnology, Inc.	Morgan Stanley	7,223	150,186	141,571	(7,128)
Western Digital Corp.	Morgan Stanley	5,616	334,819	278,834	(55,959)
Zebra Technologies Corp., Class A	Morgan Stanley	399	185,817	165,066	(20,736)
		157,952	7,971,051	8,111,798	236,814
Telecommunication Services
AT&T, Inc.	Morgan Stanley	17,114	434,728	404,404	(14,907)
Gogo, Inc.	Morgan Stanley	1,695	17,558	32,307	14,750
Iridium Communications, Inc.	Morgan Stanley	2,176	80,110	87,736	7,732
Lumen Technologies, Inc.	Morgan Stanley	16,075	199,161	181,165	(5,500)
TELUS Corp.	Morgan Stanley	56	1,450	1,464	15
T-Mobile U.S., Inc.	Morgan Stanley	5,957	692,740	764,581	71,894
Verizon Communications, Inc.	Morgan Stanley	7,019	373,328	357,548	(12,235)
		50,092	1,799,075	1,829,205	61,749
Transportation
Alaska Air Group, Inc.	Morgan Stanley	5,614	237,861	325,668	90,171
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
ArcBest Corp.	Morgan Stanley	6,200	$ 296,004	$ 499,100	$ 206,221
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	3,485	232,892	300,999	68,125
CSX Corp.	Morgan Stanley	10,042	323,343	376,073	57,245
Expeditors International of Washington, Inc.	Morgan Stanley	7,001	657,553	722,223	70,726
FedEx Corp.	Morgan Stanley	3,093	686,516	715,689	29,837
Forward Air Corp.	Morgan Stanley	7	687	684	(2)
Heartland Express, Inc.	Morgan Stanley	12	170	169	(1)
Hub Group, Inc., Class A	Morgan Stanley	509	40,690	39,300	(1,387)
Matson, Inc.	Morgan Stanley	1,540	133,117	185,755	53,100
Norfolk Southern Corp.	Morgan Stanley	494	131,591	140,899	9,696
Old Dominion Freight Line, Inc.	Morgan Stanley	948	272,901	283,149	10,752
Union Pacific Corp.	Morgan Stanley	1,497	330,278	408,995	83,533
United Airlines Holdings, Inc.	Morgan Stanley	448	20,521	20,769	250
United Parcel Service, Inc., Class B	Morgan Stanley	1,907	373,889	408,975	46,459
XPO Logistics, Inc.	Morgan Stanley	868	63,508	63,190	(312)
		43,665	3,801,521	4,491,637	724,413
Utilities
AES Corp. (The)	Morgan Stanley	6,186	136,634	159,166	22,808
American Electric Power Co., Inc.	Morgan Stanley	5,681	538,582	566,793	28,474
American Water Works Co., Inc.	Morgan Stanley	547	92,358	90,545	(1,259)
Consolidated Edison, Inc.	Morgan Stanley	2,601	235,458	246,263	10,823
Constellation Energy Corp.	Morgan Stanley	5,904	213,826	332,100	119,089
DTE Energy Co.	Morgan Stanley	3,718	424,614	491,557	72,837
Edison International	Morgan Stanley	15	1,050	1,052	(6,331)
Exelon Corp.	Morgan Stanley	1,255	40,268	59,776	24,740
FirstEnergy Corp.	Morgan Stanley	1,111	48,468	50,950	2,638
NextEra Energy, Inc.	Morgan Stanley	59	5,062	4,998	(63)
NRG Energy, Inc.	Morgan Stanley	17,056	593,883	654,268	92,705
Otter Tail Corp.	Morgan Stanley	484	29,956	30,250	297
PPL Corp.	Morgan Stanley	14,781	423,687	422,145	8,774
Sempra Energy	Morgan Stanley	18	3,044	3,026	29
Southern Co. (The)	Morgan Stanley	3,285	228,035	238,195	10,178
		62,701	3,014,925	3,351,084	385,739

Total Reference Entity — Long			133,342,088	143,433,685	11,372,602
Short
Automobiles & Components
Adient PLC	Morgan Stanley	(16,785)	(781,200)	(684,324)	95,907
BorgWarner, Inc.	Morgan Stanley	(1,818)	(87,479)	(70,720)	15,092
Dana, Inc.	Morgan Stanley	(41,377)	(943,980)	(726,994)	212,781
Fox Factory Holding Corp.	Morgan Stanley	(4,916)	(565,479)	(481,522)	83,165
Gentex Corp.	Morgan Stanley	(12,673)	(396,352)	(369,671)	26,336
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(25,821)	(430,312)	(368,982)	60,796
LCI Industries	Morgan Stanley	(12,966)	(1,792,158)	(1,346,000)	408,964
Patrick Industries, Inc.	Morgan Stanley	(6,875)	(588,946)	(414,563)	169,480
Rivian Automotive, Inc., Class A	Morgan Stanley	(39,789)	(1,524,791)	(1,998,999)	(509,250)
Winnebago Industries, Inc.	Morgan Stanley	(1,738)	(95,933)	(93,904)	1,959
		(164,758)	(7,206,630)	(6,555,679)	565,230
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods
AAON, Inc.	Morgan Stanley	(5,097)	$ (279,081)	$ (284,056)	$ (5,321)
Acuity Brands, Inc.	Morgan Stanley	(1,049)	(220,848)	(198,576)	22,235
Advanced Drainage Systems, Inc.	Morgan Stanley	(12,394)	(1,500,927)	(1,472,531)	24,446
AeroVironment, Inc.	Morgan Stanley	(10,475)	(785,951)	(986,117)	(202,935)
AGCO Corp.	Morgan Stanley	(1,735)	(217,913)	(253,362)	(36,391)
Allison Transmission Holdings, Inc.	Morgan Stanley	(5,161)	(209,102)	(202,621)	3,415
American Woodmark Corp.	Morgan Stanley	(8,988)	(586,304)	(439,963)	145,618
Arcosa, Inc.	Morgan Stanley	(16,690)	(928,117)	(955,503)	(32,302)
Array Technologies, Inc.	Morgan Stanley	(14,018)	(303,798)	(157,983)	145,439
Astec Industries, Inc.	Morgan Stanley	(1,370)	(61,215)	(58,910)	2,230
Axon Enterprise, Inc.	Morgan Stanley	(1,230)	(154,994)	(169,408)	(14,606)
AZEK Co., Inc. (The)	Morgan Stanley	(69,472)	(2,346,950)	(1,725,684)	618,354
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(78,775)	(1,233,351)	(916,941)	316,195
Beacon Roofing Supply, Inc.	Morgan Stanley	(2,873)	(173,994)	(170,311)	3,466
Bloom Energy Corp., Class A	Morgan Stanley	(827)	(21,370)	(19,972)	1,514
Boeing Co. (The)	Morgan Stanley	(9,618)	(1,886,909)	(1,841,847)	42,722
BWX Technologies, Inc.	Morgan Stanley	(15,162)	(970,933)	(816,625)	142,360
CAE, Inc. (Canada)	Morgan Stanley	(5,065)	(133,513)	(132,095)	1,003
Chart Industries, Inc.	Morgan Stanley	(3,463)	(577,040)	(594,840)	(18,515)
Columbus McKinnon Corp.	Morgan Stanley	(5,490)	(254,717)	(232,776)	21,389
Comfort Systems USA, Inc.	Morgan Stanley	(1,556)	(141,034)	(138,500)	2,375
Construction Partners, Inc., Class A	Morgan Stanley	(24,549)	(698,276)	(642,693)	54,094
Cornerstone Building Brands, Inc.	Morgan Stanley	(57,840)	(1,219,012)	(1,406,669)	(189,169)
Donaldson Co., Inc.	Morgan Stanley	(6,780)	(397,452)	(352,085)	44,790
Energy Recovery, Inc.	Morgan Stanley	(14,565)	(307,881)	(293,339)	14,024
EnerSys	Morgan Stanley	(21,491)	(1,647,128)	(1,602,584)	36,915
EnPro Industries, Inc.	Morgan Stanley	(1,980)	(208,405)	(193,505)	14,399
ESCO Technologies, Inc.	Morgan Stanley	(2,447)	(173,526)	(171,094)	2,217
Federal Signal Corp.	Morgan Stanley	(2,563)	(87,227)	(86,501)	531
Flowserve Corp.	Morgan Stanley	(19,535)	(653,869)	(701,307)	(51,446)
Franklin Electric Co., Inc.	Morgan Stanley	(5,319)	(466,844)	(441,690)	22,761
GATX Corp.	Morgan Stanley	(4,594)	(446,245)	(566,578)	(133,199)
Gibraltar Industries, Inc.	Morgan Stanley	(7,653)	(529,080)	(328,696)	200,623
Global Industrial Co.	Morgan Stanley	(509)	(16,259)	(16,405)	(188)
GMS, Inc.	Morgan Stanley	(14,717)	(781,191)	(732,465)	47,045
Granite Construction, Inc.	Morgan Stanley	(3,668)	(116,780)	(120,310)	(4,066)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(16,627)	(246,124)	(233,277)	12,542
Greenbrier Cos., Inc. (The)	Morgan Stanley	(3,539)	(150,448)	(182,294)	(32,988)
Griffon Corp.	Morgan Stanley	(12,891)	(312,496)	(258,207)	52,336
Huntington Ingalls Industries, Inc.	Morgan Stanley	(8,460)	(1,608,273)	(1,687,262)	(96,663)
JELD-WEN Holding, Inc.	Morgan Stanley	(17,394)	(420,845)	(352,750)	67,520
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(33,447)	(706,539)	(684,995)	20,668
Lennox International, Inc.	Morgan Stanley	(1,759)	(480,350)	(453,576)	24,631
Lincoln Electric Holdings, Inc.	Morgan Stanley	(257)	(35,616)	(35,417)	155
Lindsay Corp.	Morgan Stanley	(2,551)	(387,313)	(400,533)	(15,410)
Masonite International Corp.	Morgan Stanley	(2,023)	(191,224)	(179,926)	10,873
MasTec, Inc.	Morgan Stanley	(10,587)	(856,397)	(922,128)	(66,793)
MDU Resources Group, Inc.	Morgan Stanley	(41,089)	(1,177,512)	(1,095,022)	72,470
Mercury Systems, Inc.	Morgan Stanley	(38,331)	(2,364,316)	(2,470,433)	(109,050)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Meritor, Inc.	Morgan Stanley	(15,546)	$ (456,146)	$ (552,971)	$ (97,953)
Middleby Corp. (The)	Morgan Stanley	(10,975)	(1,859,372)	(1,799,241)	57,823
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(7,925)	(691,630)	(675,289)	3,189
PGT Innovations, Inc.	Morgan Stanley	(31,953)	(613,477)	(574,515)	37,905
Primoris Services Corp.	Morgan Stanley	(33,018)	(843,674)	(786,489)	52,486
Proto Labs, Inc.	Morgan Stanley	(20,570)	(2,231,166)	(1,088,153)	1,139,343
RBC Bearings, Inc.	Morgan Stanley	(2,792)	(544,140)	(541,313)	2,152
Regal Rexnord Corp.	Morgan Stanley	(5,094)	(789,106)	(757,885)	28,701
Rockwell Automation, Inc.	Morgan Stanley	(2,781)	(802,839)	(778,763)	20,045
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(16,990)	(1,034,453)	(863,942)	173,558
Shoals Technologies Group, Inc., Class A	Morgan Stanley	(12,008)	(300,463)	(204,616)	95,474
Simpson Manufacturing Co., Inc.	Morgan Stanley	(2,191)	(296,121)	(238,907)	60,793
Stanley Black & Decker, Inc.	Morgan Stanley	(25,861)	(4,221,705)	(3,615,109)	584,290
Sunrun, Inc.	Morgan Stanley	(18,540)	(1,115,831)	(563,060)	549,092
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(19,914)	(671,625)	(758,126)	(97,457)
Toro Co. (The)	Morgan Stanley	(4,828)	(412,869)	(412,746)	(348)
United Rentals, Inc.	Morgan Stanley	(3,233)	(1,237,735)	(1,148,394)	81,922
Valmont Industries, Inc.	Morgan Stanley	(3,183)	(762,478)	(759,464)	(2,008)
Vertiv Holdings Co.	Morgan Stanley	(56,494)	(691,970)	(790,916)	(99,804)
Vicor Corp.	Morgan Stanley	(3,479)	(260,746)	(245,443)	14,934
Welbilt, Inc.	Morgan Stanley	(12,198)	(289,012)	(289,703)	(1,117)
WESCO International, Inc.	Morgan Stanley	(1,025)	(134,548)	(133,394)	987
		(958,271)	(49,935,795)	(45,958,801)	3,786,320
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	(2,763)	(121,489)	(127,209)	(5,545)
ADT, Inc.	Morgan Stanley	(172,302)	(1,555,394)	(1,307,772)	224,283
Alight, Inc., Class A	Morgan Stanley	(17,373)	(163,188)	(172,861)	(9,876)
ASGN, Inc.	Morgan Stanley	(2,225)	(256,116)	(259,680)	(3,881)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(20,026)	(1,555,637)	(1,759,084)	(205,376)
Brady Corp., Class A	Morgan Stanley	(581)	(27,399)	(26,883)	482
CACI International, Inc., Class A	Morgan Stanley	(2,541)	(666,204)	(765,502)	(103,069)
Clarivate PLC (Jersey)	Morgan Stanley	(17,709)	(417,567)	(296,803)	117,856
CoreCivic, Inc.	Morgan Stanley	(1,175)	(11,834)	(13,125)	(1,305)
CoStar Group, Inc.	Morgan Stanley	(3,133)	(297,449)	(208,689)	88,391
Deluxe Corp.	Morgan Stanley	(3,489)	(139,248)	(105,507)	32,086
Driven Brands Holdings, Inc.	Morgan Stanley	(21,967)	(665,660)	(577,293)	87,542
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(62,054)	(1,207,042)	(1,087,186)	119,783
GFL Environmental, Inc. (Canada)	Morgan Stanley	(14,709)	(570,473)	(478,631)	91,765
Harsco Corp.	Morgan Stanley	(24,687)	(412,963)	(302,169)	111,433
Healthcare Services Group, Inc.	Morgan Stanley	(15,333)	(257,836)	(284,734)	(27,968)
IAA, Inc.	Morgan Stanley	(3,677)	(141,437)	(140,645)	617
ICF International, Inc.	Morgan Stanley	(1,314)	(118,575)	(123,700)	(5,385)
Insperity, Inc.	Morgan Stanley	(4,302)	(474,781)	(432,007)	28,270
Leidos Holdings, Inc.	Morgan Stanley	(9,094)	(874,366)	(982,334)	(120,194)
ManTech International Corp., Class A	Morgan Stanley	(7,132)	(597,711)	(614,707)	(21,432)
MillerKnoll, Inc.	Morgan Stanley	(22,708)	(867,284)	(784,788)	75,776
Pitney Bowes, Inc.	Morgan Stanley	(81,349)	(698,386)	(423,015)	262,445
Steelcase, Inc., Class A	Morgan Stanley	(2,301)	(26,650)	(27,497)	(875)
Stericycle, Inc.	Morgan Stanley	(755)	(44,181)	(44,485)	(358)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
TransUnion	Morgan Stanley	(3,498)	$ (359,373)	$ (361,483)	$ (2,556)
TrueBlue, Inc.	Morgan Stanley	(5,831)	(160,625)	(168,458)	(8,031)
U.S. Ecology, Inc.	Morgan Stanley	(12,431)	(455,502)	(595,196)	(141,010)
UniFirst Corp.	Morgan Stanley	(2,270)	(447,724)	(418,316)	28,206
Upwork, Inc.	Morgan Stanley	(83,280)	(2,622,735)	(1,935,427)	679,800
Viad Corp.	Morgan Stanley	(6,776)	(291,746)	(241,497)	50,196
Waste Connections, Inc.	Morgan Stanley	(2,267)	(273,835)	(316,700)	(47,439)
		(631,052)	(16,780,410)	(15,383,383)	1,294,631
Consumer Durables & Apparel
Allbirds, Inc., Class A	Morgan Stanley	(5,103)	(31,689)	(30,669)	981
Brunswick Corp.	Morgan Stanley	(13,327)	(1,247,675)	(1,078,021)	164,681
Callaway Golf Co.	Morgan Stanley	(60,470)	(1,506,561)	(1,416,207)	88,485
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(18,296)	(722,033)	(481,734)	239,404
Carter's, Inc.	Morgan Stanley	(2,576)	(279,205)	(236,966)	41,408
Deckers Outdoor Corp.	Morgan Stanley	(2,355)	(726,586)	(644,728)	82,537
Garmin Ltd.	Morgan Stanley	(13,520)	(1,514,782)	(1,603,607)	(93,117)
Hanesbrands, Inc.	Morgan Stanley	(28,985)	(460,879)	(431,587)	24,206
Helen of Troy Ltd.	Morgan Stanley	(6,414)	(1,444,977)	(1,256,118)	187,067
Installed Building Products, Inc.	Morgan Stanley	(4,386)	(543,500)	(370,573)	171,899
iRobot Corp.	Morgan Stanley	(7,287)	(507,144)	(461,996)	44,520
La-Z-Boy, Inc.	Morgan Stanley	(11,727)	(386,317)	(309,241)	74,757
Leggett & Platt, Inc.	Morgan Stanley	(14,370)	(623,669)	(500,076)	117,855
Malibu Boats, Inc., Class A	Morgan Stanley	(1,856)	(159,980)	(107,667)	53,153
Oxford Industries, Inc.	Morgan Stanley	(2,170)	(174,532)	(196,385)	(26,098)
Peloton Interactive, Inc., Class A	Morgan Stanley	(30,246)	(3,280,066)	(799,099)	2,476,897
Polaris, Inc.	Morgan Stanley	(8,492)	(1,044,668)	(894,377)	140,610
Skechers USA, Inc., Class A	Morgan Stanley	(36,289)	(1,646,520)	(1,479,140)	162,684
TopBuild Corp.	Morgan Stanley	(7,979)	(1,662,455)	(1,447,311)	213,082
Traeger, Inc.	Morgan Stanley	(645)	(4,869)	(4,799)	18
Wolverine World Wide, Inc.	Morgan Stanley	(22,944)	(651,766)	(517,617)	129,657
YETI Holdings, Inc.	Morgan Stanley	(6,810)	(585,289)	(408,464)	176,099
		(306,247)	(19,205,162)	(14,676,382)	4,470,785
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	(5,427)	(152,489)	(161,236)	(8,936)
Aramark	Morgan Stanley	(3,993)	(155,312)	(150,137)	2,558
Bally's Corp.	Morgan Stanley	(17,099)	(1,033,530)	(525,623)	507,293
Carnival Corp. (Panama)	Morgan Stanley	(5,698)	(121,441)	(115,214)	6,077
Churchill Downs, Inc.	Morgan Stanley	(634)	(150,337)	(140,609)	9,394
Denny's Corp.	Morgan Stanley	(23,663)	(408,837)	(338,618)	69,756
DraftKings, Inc., Class A	Morgan Stanley	(35,959)	(1,531,206)	(700,122)	829,185
Frontdoor, Inc.	Morgan Stanley	(265)	(14,971)	(7,910)	7,042
Graham Holdings Co., Class B	Morgan Stanley	(374)	(223,843)	(228,690)	(5,109)
International Game Technology PLC	Morgan Stanley	(13,929)	(343,996)	(343,768)	(2,726)
Life Time Group Holdings, Inc.	Morgan Stanley	(8,794)	(118,118)	(127,865)	(9,893)
Mister Car Wash, Inc.	Morgan Stanley	(1,966)	(30,151)	(29,077)	1,036
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(9,543)	(276,730)	(208,801)	64,935
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(5,381)	(478,091)	(450,820)	26,678
Shake Shack, Inc., Class A	Morgan Stanley	(8,832)	(823,261)	(599,693)	222,140
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Services — (continued)
Stride, Inc.	Morgan Stanley	(13,148)	$ (609,147)	$ (477,667)	$ 132,624
Terminix Global Holdings, Inc.	Morgan Stanley	(11,418)	(512,621)	(521,003)	(9,619)
Wendy's Co. (The)	Morgan Stanley	(88,737)	(1,986,490)	(1,949,552)	27,132
Wingstop, Inc.	Morgan Stanley	(11,174)	(1,940,098)	(1,311,269)	577,742
		(266,034)	(10,910,669)	(8,387,674)	2,447,309
Diversified Financials
Blucora, Inc.	Morgan Stanley	(6,670)	(128,811)	(130,399)	(1,747)
Coinbase Global, Inc., Class A	Morgan Stanley	(5,451)	(1,088,571)	(1,034,927)	52,293
FactSet Research Systems, Inc.	Morgan Stanley	(132)	(58,246)	(57,308)	866
MarketAxess Holdings, Inc.	Morgan Stanley	(1,451)	(525,598)	(493,630)	31,316
State Street Corp.	Morgan Stanley	(2,543)	(227,318)	(221,546)	3,923
		(16,247)	(2,028,544)	(1,937,810)	86,651
Energy
Antero Midstream Corp.	Morgan Stanley	(45,063)	(456,918)	(489,835)	(33,483)
Cactus, Inc., Class A	Morgan Stanley	(2,339)	(114,636)	(132,715)	(18,608)
California Resources Corp.	Morgan Stanley	(7,821)	(337,424)	(349,833)	(13,264)
Chesapeake Energy Corp.	Morgan Stanley	(2,124)	(187,491)	(184,788)	2,470
Civitas Resources, Inc.	Morgan Stanley	(29,575)	(1,580,914)	(1,765,923)	(211,442)
CNX Resources Corp.	Morgan Stanley	(15,980)	(303,378)	(331,106)	(28,104)
Core Laboratories N.V.	Morgan Stanley	(33,782)	(934,616)	(1,068,525)	(135,511)
Coterra Energy, Inc.	Morgan Stanley	(136,196)	(3,449,073)	(3,673,206)	(251,903)
Crescent Point Energy Corp. (Canada)	Morgan Stanley	(38,667)	(182,384)	(280,336)	(130,654)
Delek U.S. Holdings, Inc.	Morgan Stanley	(57,799)	(1,054,072)	(1,226,495)	(186,694)
Enbridge, Inc. (Canada)	Morgan Stanley	(31,072)	(1,327,804)	(1,432,108)	(134,350)
EQT Corp.	Morgan Stanley	(32,079)	(689,263)	(1,103,838)	(419,749)
Equitrans Midstream Corp.	Morgan Stanley	(52,487)	(429,978)	(442,990)	(13,546)
Green Plains, Inc.	Morgan Stanley	(6,232)	(190,448)	(193,254)	(3,042)
Hess Corp.	Morgan Stanley	(4,803)	(440,480)	(514,113)	(76,325)
HF Sinclair Corp.	Morgan Stanley	(68,952)	(2,408,895)	(2,747,737)	(341,831)
Kinder Morgan, Inc.	Morgan Stanley	(26,048)	(463,460)	(492,568)	(46,249)
Kosmos Energy Ltd. (Ghana)	Morgan Stanley	(274,762)	(1,380,844)	(1,975,539)	(596,408)
Laredo Petroleum, Inc.	Morgan Stanley	(7,462)	(511,928)	(590,543)	(95,221)
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(56,524)	(618,121)	(837,686)	(224,852)
New Fortress Energy, Inc.	Morgan Stanley	(13,504)	(393,199)	(575,405)	(201,412)
Northern Oil and Gas, Inc.	Morgan Stanley	(8,105)	(164,104)	(228,480)	(68,089)
NOV, Inc.	Morgan Stanley	(16,069)	(287,845)	(315,113)	(31,364)
Par Pacific Holdings, Inc.	Morgan Stanley	(18,290)	(287,078)	(238,136)	48,900
Patterson-UTI Energy, Inc.	Morgan Stanley	(44,822)	(388,906)	(693,845)	(307,731)
Ranger Oil Corp., Class A	Morgan Stanley	(1,346)	(47,729)	(46,477)	1,192
Renewable Energy Group, Inc.	Morgan Stanley	(33,282)	(1,767,464)	(2,018,553)	(282,513)
RPC, Inc.	Morgan Stanley	(40,116)	(139,679)	(428,038)	(298,180)
Southwestern Energy Co.	Morgan Stanley	(381,542)	(1,954,827)	(2,735,656)	(825,831)
TC Energy Corp. (Canada)	Morgan Stanley	(41,633)	(2,102,550)	(2,348,934)	(314,855)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(114,387)	(919,297)	(886,499)	26,921
Tellurian, Inc.	Morgan Stanley	(127,134)	(382,229)	(673,810)	(325,746)
Uranium Energy Corp.	Morgan Stanley	(14,977)	(71,556)	(68,744)	2,723
		(1,784,974)	(25,968,590)	(31,090,828)	(5,534,751)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food & Staples Retailing
Albertsons Cos., Inc., Class A	Morgan Stanley	(7,670)	$ (274,447)	$ (255,028)	$ 20,002
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(5,973)	(385,273)	(403,835)	(19,039)
Casey's General Stores, Inc.	Morgan Stanley	(11,123)	(2,183,559)	(2,204,245)	(34,696)
Grocery Outlet Holding Corp.	Morgan Stanley	(13,492)	(509,722)	(442,268)	66,822
Performance Food Group Co.	Morgan Stanley	(4,696)	(228,674)	(239,073)	(11,492)
U.S. Foods Holding Corp.	Morgan Stanley	(9,952)	(382,548)	(374,494)	7,579
		(52,906)	(3,964,223)	(3,918,943)	29,176
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(17,984)	(587,931)	(485,208)	58,535
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(1,479)	(557,974)	(574,547)	(17,266)
Celsius Holdings, Inc.	Morgan Stanley	(40,141)	(2,843,247)	(2,214,980)	622,143
Dole PLC	Morgan Stanley	(5,418)	(71,304)	(67,183)	3,723
Flowers Foods, Inc.	Morgan Stanley	(4,009)	(102,767)	(103,071)	(285)
Freshpet, Inc.	Morgan Stanley	(14,216)	(1,808,178)	(1,459,130)	342,527
Ingredion, Inc.	Morgan Stanley	(3,155)	(304,573)	(274,958)	21,474
J & J Snack Foods Corp.	Morgan Stanley	(1,368)	(213,073)	(212,177)	(344)
J M Smucker Co. (The)	Morgan Stanley	(13,024)	(1,708,097)	(1,763,580)	(56,367)
John B Sanfilippo & Son, Inc.	Morgan Stanley	(631)	(50,862)	(52,651)	(1,852)
Lamb Weston Holdings, Inc.	Morgan Stanley	(2,070)	(173,740)	(124,014)	47,967
Lancaster Colony Corp.	Morgan Stanley	(6,877)	(1,131,386)	(1,025,705)	101,421
MGP Ingredients, Inc.	Morgan Stanley	(4,981)	(256,726)	(426,324)	(172,855)
Mission Produce, Inc.	Morgan Stanley	(2,550)	(40,710)	(32,258)	8,402
National Beverage Corp.	Morgan Stanley	(2,107)	(88,751)	(91,655)	(3,014)
Pilgrim's Pride Corp.	Morgan Stanley	(5,754)	(138,028)	(144,425)	(6,627)
Post Holdings, Inc.	Morgan Stanley	(2,192)	(173,078)	(151,818)	21,046
Primo Water Corp.	Morgan Stanley	(10,711)	(152,178)	(152,632)	(1,087)
Simply Good Foods Co. (The)	Morgan Stanley	(14,312)	(540,334)	(543,140)	(3,476)
Universal Corp	Morgan Stanley	(3,399)	(185,458)	(197,380)	(12,152)
Utz Brands, Inc.	Morgan Stanley	(33,387)	(689,839)	(493,460)	192,374
		(189,765)	(11,818,234)	(10,590,296)	1,144,287
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(50,566)	(1,096,931)	(560,271)	533,574
Accolade, Inc.	Morgan Stanley	(14,794)	(595,870)	(259,783)	335,485
AdaptHealth Corp.	Morgan Stanley	(43,165)	(937,122)	(691,935)	244,025
Agiliti, Inc.	Morgan Stanley	(190)	(3,928)	(4,009)	(86)
Alphatec Holdings, Inc.	Morgan Stanley	(54,076)	(669,195)	(621,874)	46,490
American Well Corp., Class A	Morgan Stanley	(23,291)	(328,101)	(98,055)	229,639
Baxter International, Inc.	Morgan Stanley	(25,280)	(2,115,586)	(1,960,211)	152,306
BioLife Solutions, Inc.	Morgan Stanley	(30,015)	(999,554)	(682,241)	316,073
Brookdale Senior Living, Inc.	Morgan Stanley	(17,280)	(121,352)	(121,824)	(1,426)
Cardiovascular Systems, Inc.	Morgan Stanley	(8,286)	(317,519)	(187,264)	131,349
Castle Biosciences, Inc.	Morgan Stanley	(16,656)	(1,016,914)	(747,188)	267,054
Certara, Inc.	Morgan Stanley	(6,305)	(171,268)	(135,431)	35,965
Change Healthcare, Inc.	Morgan Stanley	(51,415)	(1,069,050)	(1,120,847)	(55,436)
CONMED Corp.	Morgan Stanley	(1,607)	(250,848)	(238,720)	11,348
Covetrus, Inc.	Morgan Stanley	(22,715)	(718,229)	(381,385)	336,693
Encompass Health Corp.	Morgan Stanley	(25,441)	(1,611,239)	(1,809,110)	(207,210)
Globus Medical, Inc., Class A	Morgan Stanley	(278)	(20,743)	(20,511)	207
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(6,626)	$ (258,340)	$ (128,081)	$ 129,939
Guardant Health, Inc.	Morgan Stanley	(25,470)	(2,590,513)	(1,687,133)	903,609
Haemonetics Corp.	Morgan Stanley	(2,034)	(237,498)	(128,589)	118,241
Health Catalyst, Inc.	Morgan Stanley	(18,902)	(716,047)	(493,909)	220,868
HealthEquity, Inc.	Morgan Stanley	(27,067)	(1,405,263)	(1,825,398)	(430,511)
Inari Medical, Inc.	Morgan Stanley	(7,581)	(697,148)	(687,142)	8,167
Innovage Holding Corp.	Morgan Stanley	(172)	(1,150)	(1,104)	45
Insulet Corp.	Morgan Stanley	(4,332)	(1,263,718)	(1,154,001)	112,567
Integer Holdings Corp.	Morgan Stanley	(3,586)	(291,150)	(288,924)	1,865
Lantheus Holdings, Inc.	Morgan Stanley	(7,529)	(200,136)	(416,429)	(238,293)
LHC Group, Inc.	Morgan Stanley	(4,278)	(622,913)	(721,271)	(99,131)
LifeStance Health Group, Inc.	Morgan Stanley	(9,683)	(88,542)	(97,895)	(9,463)
Mesa Laboratories, Inc.	Morgan Stanley	(1,166)	(299,593)	(297,190)	1,437
Nevro Corp.	Morgan Stanley	(5,924)	(517,472)	(428,483)	86,645
Novocure Ltd. (Jersey)	Morgan Stanley	(10,406)	(994,369)	(862,137)	125,888
NuVasive, Inc.	Morgan Stanley	(11,492)	(631,405)	(651,596)	(21,331)
Oak Street Health, Inc.	Morgan Stanley	(46,822)	(2,303,197)	(1,258,575)	1,041,764
OrthoPediatrics Corp.	Morgan Stanley	(2,588)	(140,205)	(139,726)	49
Outset Medical, Inc.	Morgan Stanley	(10,906)	(479,097)	(495,132)	(18,348)
Patterson Cos., Inc.	Morgan Stanley	(6,793)	(202,732)	(219,889)	(17,405)
Penumbra, Inc.	Morgan Stanley	(1,269)	(353,380)	(281,883)	71,059
Phreesia, Inc.	Morgan Stanley	(17,322)	(644,189)	(456,608)	186,782
Progyny, Inc.	Morgan Stanley	(17,374)	(1,019,007)	(893,024)	123,212
Pulmonx Corp.	Morgan Stanley	(177)	(4,395)	(4,391)	(549)
Quidel Corp.	Morgan Stanley	(5,488)	(795,402)	(617,180)	177,235
RadNet, Inc.	Morgan Stanley	(18,840)	(379,821)	(421,451)	(43,293)
Schrodinger, Inc.	Morgan Stanley	(28,474)	(1,508,491)	(971,533)	525,219
Silk Road Medical, Inc.	Morgan Stanley	(17,835)	(839,921)	(736,407)	97,844
Simulations Plus, Inc.	Morgan Stanley	(2,348)	(186,512)	(119,701)	66,043
STERIS PLC (Ireland)	Morgan Stanley	(3,720)	(827,163)	(899,384)	(85,139)
Surgery Partners, Inc.	Morgan Stanley	(20,689)	(1,022,269)	(1,138,929)	(119,025)
Teladoc Health, Inc.	Morgan Stanley	(2,117)	(330,002)	(152,699)	176,893
US Physical Therapy, Inc.	Morgan Stanley	(29)	(2,880)	(2,884)	(223)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(15,748)	(1,898,637)	(2,014,169)	(121,001)
		(756,147)	(35,796,006)	(30,333,506)	5,347,709
Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(7,143)	(313,505)	(291,292)	21,825
Clorox Co. (The)	Morgan Stanley	(3,890)	(712,648)	(540,827)	162,313
Energizer Holdings, Inc.	Morgan Stanley	(24,983)	(904,007)	(768,477)	124,074
Inter Parfums, Inc.	Morgan Stanley	(1,526)	(129,454)	(134,364)	(5,071)
Olaplex Holdings, Inc.	Morgan Stanley	(10,210)	(249,297)	(159,582)	89,406
Reynolds Consumer Products, Inc.	Morgan Stanley	(12,902)	(380,117)	(378,545)	(4,946)
WD-40 Co.	Morgan Stanley	(777)	(188,220)	(142,370)	48,734
		(61,431)	(2,877,248)	(2,415,457)	436,335
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(38,147)	(2,176,147)	(2,336,122)	(182,670)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(173,253)	(1,362,256)	(1,458,790)	(99,643)
Alpha Metallurgical Resources, Inc.	Morgan Stanley	(1,245)	(159,432)	(164,290)	(5,056)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Amyris, Inc.	Morgan Stanley	(128,312)	$ (902,557)	$ (559,440)	$ 341,103
AptarGroup, Inc.	Morgan Stanley	(3,804)	(475,747)	(446,970)	27,000
Arconic Corp.	Morgan Stanley	(11,011)	(292,240)	(282,102)	9,776
Axalta Coating Systems Ltd.	Morgan Stanley	(24,007)	(795,132)	(590,092)	217,665
Berry Global Group, Inc.	Morgan Stanley	(24,530)	(1,503,365)	(1,421,759)	79,741
Coeur Mining, Inc.	Morgan Stanley	(404,975)	(2,236,498)	(1,802,139)	431,585
Commercial Metals Co.	Morgan Stanley	(6,413)	(232,781)	(266,909)	(44,442)
Compass Minerals International, Inc.	Morgan Stanley	(3,100)	(183,327)	(194,649)	(11,792)
Ecolab, Inc.	Morgan Stanley	(659)	(118,605)	(116,353)	1,877
Element Solutions, Inc.	Morgan Stanley	(24,277)	(606,176)	(531,666)	72,286
Equinox Gold Corp. (Canada)	Morgan Stanley	(158,812)	(1,515,939)	(1,313,375)	199,568
First Majestic Silver Corp.	Morgan Stanley	(71,174)	(909,998)	(936,650)	(31,012)
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(256,938)	(930,391)	(978,934)	(49,697)
GCP Applied Technologies, Inc.	Morgan Stanley	(14,935)	(476,627)	(469,258)	6,962
Graphic Packaging Holding Co.	Morgan Stanley	(63,495)	(1,281,715)	(1,272,440)	140
HB Fuller Co.	Morgan Stanley	(7,221)	(494,979)	(477,091)	16,297
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(23,663)	(167,840)	(185,755)	(20,387)
IAMGOLD Corp. (Canada)	Morgan Stanley	(295,302)	(898,209)	(1,027,651)	(130,556)
International Flavors & Fragrances, Inc.	Morgan Stanley	(2,671)	(396,198)	(350,782)	37,503
Kaiser Aluminum Corp.	Morgan Stanley	(3,471)	(340,331)	(326,829)	11,897
Martin Marietta Materials, Inc.	Morgan Stanley	(3,688)	(1,411,356)	(1,419,474)	(10,991)
MP Materials Corp.	Morgan Stanley	(2,680)	(151,818)	(153,671)	(2,042)
NewMarket Corp.	Morgan Stanley	(2,550)	(854,581)	(827,169)	19,076
Novagold Resources, Inc. (Canada)	Morgan Stanley	(15,689)	(175,616)	(121,276)	56,470
Pactiv Evergreen, Inc.	Morgan Stanley	(1,630)	(15,620)	(16,398)	(815)
PureCycle Technologies, Inc.	Morgan Stanley	(375)	(3,025)	(3,000)	(977)
Quaker Chemical Corp.	Morgan Stanley	(2,759)	(681,024)	(476,783)	200,834
Ranpak Holdings Corp.	Morgan Stanley	(9,844)	(214,787)	(201,113)	13,408
RPM International, Inc.	Morgan Stanley	(12,217)	(1,081,486)	(994,952)	78,467
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(9,919)	(463,739)	(515,193)	(52,029)
Schweitzer-Mauduit International, Inc.	Morgan Stanley	(8,096)	(260,587)	(222,640)	33,167
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(18,748)	(2,651,800)	(2,305,254)	329,876
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(14,259)	(269,682)	(263,792)	5,430
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(1,733)	(16,122)	(15,441)	661
Sonoco Products Co.	Morgan Stanley	(8,425)	(493,259)	(527,068)	(36,592)
Stepan Co.	Morgan Stanley	(4,412)	(528,588)	(435,950)	88,228
Trinseo PLC (Ireland)	Morgan Stanley	(17,539)	(984,701)	(840,469)	141,391
Vulcan Materials Co.	Morgan Stanley	(5,689)	(1,154,178)	(1,045,069)	105,737
West Fraser Timber Co. Ltd. (Canada)	Morgan Stanley	(2,830)	(274,181)	(233,277)	40,030
Wheaton Precious Metals Corp. (Brazil)	Morgan Stanley	(2,093)	(101,258)	(99,585)	1,547
Worthington Industries, Inc.	Morgan Stanley	(11,996)	(662,292)	(616,714)	41,902
		(1,898,586)	(30,906,190)	(28,844,334)	1,930,923
Media & Entertainment
Advantage Solutions, Inc.	Morgan Stanley	(180)	(1,157)	(1,148)	8
Angi, Inc.	Morgan Stanley	(142,179)	(1,663,758)	(806,155)	855,539
Cable One, Inc.	Morgan Stanley	(905)	(1,762,938)	(1,325,137)	430,880
Cardlytics, Inc.	Morgan Stanley	(2,049)	(137,849)	(112,654)	23,690
Cargurus, Inc.	Morgan Stanley	(30,824)	(1,218,776)	(1,308,787)	(91,523)
DISH Network Corp., Class A	Morgan Stanley	(15,471)	(478,349)	(489,657)	(14,068)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
fuboTV, Inc.	Morgan Stanley	(86,995)	$ (1,238,320)	$ (571,557)	$ 663,502
Gray Television, Inc.	Morgan Stanley	(19,251)	(430,420)	(424,870)	5,174
IAC/InterActiveCorp.	Morgan Stanley	(13,471)	(1,425,121)	(1,350,872)	72,482
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	(41,791)	(567,663)	(628,119)	(61,160)
Madison Square Garden Entertainment Corp.	Morgan Stanley	(3,965)	(396,905)	(330,324)	66,190
Madison Square Garden Sports Corp.	Morgan Stanley	(1,138)	(196,536)	(204,112)	(8,293)
Magnite, Inc.	Morgan Stanley	(69,383)	(1,306,420)	(916,549)	389,496
Paramount Global, Class B	Morgan Stanley	(30,703)	(1,154,551)	(1,160,880)	(7,762)
ROBLOX Corp., Class A	Morgan Stanley	(7,276)	(330,112)	(336,442)	(28,283)
Roku, Inc.	Morgan Stanley	(11,963)	(1,597,015)	(1,498,605)	96,429
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(9,969)	(270,971)	(279,331)	(9,562)
Skillz, Inc.	Morgan Stanley	(111,636)	(293,864)	(334,908)	(41,409)
Snap, Inc., Class A	Morgan Stanley	(11,041)	(624,202)	(397,366)	226,063
TechTarget, Inc.	Morgan Stanley	(5,043)	(386,508)	(409,895)	(23,867)
TEGNA, Inc.	Morgan Stanley	(5,798)	(129,682)	(129,875)	(354)
Warner Music Group Corp., Class A	Morgan Stanley	(7,539)	(310,203)	(285,351)	23,756
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(2,706)	(159,205)	(168,963)	(10,237)
ZoomInfo Technologies, Inc.	Morgan Stanley	(34,104)	(1,794,226)	(2,037,373)	(260,316)
		(665,380)	(17,874,751)	(15,508,930)	2,296,375
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(19,194)	(1,687,531)	(1,460,088)	221,226
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	(16,218)	(152,440)	(158,126)	(5,874)
Adaptive Biotechnologies Corp.	Morgan Stanley	(35,436)	(1,108,821)	(491,852)	615,064
Amneal Pharmaceuticals, Inc.	Morgan Stanley	(5,462)	(22,300)	(22,777)	(504)
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(1,856)	(120,720)	(94,303)	26,267
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(2,000)	(98,778)	(91,980)	5,903
Arvinas, Inc.	Morgan Stanley	(9,727)	(795,156)	(654,627)	139,166
Aurinia Pharmaceuticals, Inc.	Morgan Stanley	(46,494)	(522,908)	(575,596)	(53,336)
Avid Bioservices, Inc.	Morgan Stanley	(11,011)	(301,753)	(224,294)	76,756
Axsome Therapeutics, Inc.	Morgan Stanley	(14,137)	(611,146)	(585,130)	14,996
Bridgebio Pharma, Inc.	Morgan Stanley	(13,966)	(333,526)	(141,755)	190,843
C4 Therapeutics, Inc.	Morgan Stanley	(465)	(17,045)	(11,281)	5,743
CareDx, Inc.	Morgan Stanley	(7,040)	(314,883)	(260,410)	56,102
Catalent, Inc.	Morgan Stanley	(12,767)	(1,560,080)	(1,415,860)	140,170
Catalyst Pharmaceutical, Inc.	Morgan Stanley	(113)	(958)	(937)	20
ChemoCentryx, Inc.	Morgan Stanley	(20,600)	(507,650)	(516,442)	(9,422)
Coherus Biosciences, Inc.	Morgan Stanley	(7,130)	(86,632)	(92,048)	(5,524)
Denali Therapeutics, Inc.	Morgan Stanley	(1,694)	(53,091)	(54,496)	(1,790)
Eli Lilly & Co.	Morgan Stanley	(2,726)	(790,167)	(780,645)	(1,225)
Emergent BioSolutions, Inc.	Morgan Stanley	(10,542)	(504,785)	(432,855)	74,551
Exact Sciences Corp.	Morgan Stanley	(6,019)	(420,867)	(420,848)	(6,504)
FibroGen, Inc.	Morgan Stanley	(6,159)	(78,887)	(74,031)	4,759
Invitae Corp.	Morgan Stanley	(36,883)	(387,454)	(293,958)	91,508
Jazz Pharmaceuticals PLC	Morgan Stanley	(4,518)	(686,915)	(703,317)	(23,000)
Ligand Pharmaceuticals, Inc.	Morgan Stanley	(268)	(30,483)	(30,147)	298
MannKind Corp.	Morgan Stanley	(10,308)	(37,136)	(37,933)	(843)
Mirati Therapeutics, Inc.	Morgan Stanley	(33)	(2,753)	(2,713)	37
NanoString Technologies, Inc.	Morgan Stanley	(24,697)	(993,211)	(858,221)	133,004
Nektar Therapeutics	Morgan Stanley	(21,491)	(268,652)	(115,836)	152,482
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
NeoGenomics, Inc.	Morgan Stanley	(43,837)	$ (1,334,663)	$ (532,620)	$ 800,387
Novavax, Inc.	Morgan Stanley	(3,742)	(665,685)	(275,598)	389,261
OPKO Health, Inc.	Morgan Stanley	(21,413)	(67,565)	(73,661)	(6,870)
Pacira BioSciences, Inc.	Morgan Stanley	(4,529)	(327,256)	(345,653)	(18,803)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(36,124)	(1,653,354)	(1,388,245)	246,011
Quanterix Corp.	Morgan Stanley	(3,191)	(87,022)	(93,145)	(6,231)
Revance Therapeutics, Inc.	Morgan Stanley	(1,871)	(53,630)	(36,485)	20,697
Sana Biotechnology, Inc.	Morgan Stanley	(2,915)	(43,487)	(24,078)	20,443
Seagen, Inc.	Morgan Stanley	(7,762)	(988,820)	(1,118,116)	(130,523)
Sotera Health Co.	Morgan Stanley	(11,464)	(258,965)	(248,310)	10,295
SpringWorks Therapeutics, Inc.	Morgan Stanley	(3,139)	(176,818)	(177,165)	(567)
Travere Therapeutics, Inc.	Morgan Stanley	(300)	(7,605)	(7,731)	(138)
Turning Point Therapeutics, Inc.	Morgan Stanley	(93)	(2,586)	(2,497)	86
Twist Bioscience Corp.	Morgan Stanley	(2,517)	(225,664)	(124,289)	101,095
Xenon Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(8,995)	(260,443)	(274,977)	(15,510)
		(500,846)	(18,650,291)	(15,325,076)	3,250,506
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(10,995)	(348,628)	(140,296)	207,899
Abercrombie & Fitch Co., Class A	Morgan Stanley	(3,148)	(103,668)	(100,705)	2,835
American Eagle Outfitters, Inc.	Morgan Stanley	(34,332)	(616,567)	(576,778)	36,806
Asbury Automotive Group, Inc.	Morgan Stanley	(3,992)	(725,851)	(639,518)	85,432
Bed Bath & Beyond, Inc.	Morgan Stanley	(35,381)	(566,320)	(797,134)	(243,630)
Big Lots, Inc.	Morgan Stanley	(5,716)	(215,018)	(197,774)	16,784
Boot Barn Holdings, Inc.	Morgan Stanley	(1,519)	(151,511)	(143,986)	7,337
CarMax, Inc.	Morgan Stanley	(36,511)	(4,779,339)	(3,522,581)	1,254,229
Carvana Co.	Morgan Stanley	(4,518)	(929,990)	(538,952)	393,201
Chewy, Inc., Class A	Morgan Stanley	(32,835)	(1,881,507)	(1,339,011)	540,161
Designer Brands, Inc., Class A	Morgan Stanley	(3,050)	(52,574)	(41,206)	14,313
Dollar Tree, Inc.	Morgan Stanley	(12,630)	(1,906,593)	(2,022,694)	(118,467)
Five Below, Inc.	Morgan Stanley	(5,316)	(1,021,617)	(841,895)	178,455
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(18,266)	(1,960,602)	(1,479,546)	478,624
Foot Locker, Inc.	Morgan Stanley	(23,696)	(801,793)	(702,823)	97,285
Franchise Group, Inc.	Morgan Stanley	(6,274)	(249,454)	(259,932)	(17,007)
Group 1 Automotive, Inc.	Morgan Stanley	(1,765)	(326,711)	(296,220)	29,558
Kohl's Corp.	Morgan Stanley	(4,505)	(272,157)	(272,372)	(4,281)
Leslie's, Inc.	Morgan Stanley	(29,008)	(834,360)	(561,595)	276,617
Monro, Inc.	Morgan Stanley	(1,042)	(64,502)	(46,202)	18,751
Murphy U.S.A., Inc.	Morgan Stanley	(1,940)	(316,946)	(387,922)	(76,085)
National Vision Holdings, Inc.	Morgan Stanley	(16,646)	(690,849)	(725,266)	(35,274)
Nordstrom, Inc.	Morgan Stanley	(11)	(419)	(298)	119
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	(13,337)	(650,658)	(572,958)	76,893
Petco Health & Wellness Co., Inc.	Morgan Stanley	(86,362)	(1,685,229)	(1,690,104)	(6,966)
Pool Corp.	Morgan Stanley	(1,151)	(521,177)	(486,700)	30,487
Poshmark, Inc., Class A	Morgan Stanley	(31,672)	(570,777)	(400,968)	168,004
Qurate Retail, Inc.	Morgan Stanley	(173,653)	(1,394,676)	(826,588)	562,404
Rent-A-Center, Inc.	Morgan Stanley	(388)	(10,012)	(9,774)	226
Sleep Number Corp.	Morgan Stanley	(3,636)	(229,332)	(184,382)	46,232
Stitch Fix, Inc., Class A	Morgan Stanley	(33,803)	(376,074)	(340,396)	35,212
Tractor Supply Co.	Morgan Stanley	(8,229)	(1,844,896)	(1,920,402)	(87,130)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Retailing — (continued)
Urban Outfitters, Inc.	Morgan Stanley	(11,064)	$ (361,744)	$ (277,817)	$ 93,221
Wayfair, Inc., Class A	Morgan Stanley	(4,677)	(624,500)	(518,118)	102,438
		(661,068)	(27,086,051)	(22,862,913)	4,164,683
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(36,300)	(1,038,607)	(751,047)	285,818
Ambarella, Inc.	Morgan Stanley	(6,465)	(583,920)	(678,308)	(106,185)
Azenta, Inc.	Morgan Stanley	(14,583)	(1,632,512)	(1,208,639)	420,501
Cirrus Logic, Inc.	Morgan Stanley	(24,540)	(2,103,433)	(2,080,747)	20,077
Enphase Energy, Inc.	Morgan Stanley	(4,483)	(707,922)	(904,580)	(227,787)
Entegris, Inc.	Morgan Stanley	(4,207)	(553,080)	(552,211)	(2,383)
First Solar, Inc.	Morgan Stanley	(6,449)	(516,228)	(540,039)	(24,452)
FormFactor, Inc.	Morgan Stanley	(18,965)	(744,317)	(797,099)	(54,988)
Ichor Holdings Ltd.	Morgan Stanley	(1,149)	(41,623)	(40,927)	644
Impinj, Inc.	Morgan Stanley	(3,118)	(184,716)	(198,118)	(14,321)
MaxLinear, Inc.	Morgan Stanley	(1,939)	(117,135)	(113,141)	3,849
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(43,692)	(1,178,278)	(1,128,564)	48,252
Texas Instruments, Inc.	Morgan Stanley	(1,160)	(215,940)	(212,837)	3,553
Wolfspeed, Inc.	Morgan Stanley	(11,044)	(1,049,981)	(1,257,470)	(272,474)
		(178,094)	(10,667,692)	(10,463,727)	80,104
Software & Services
8x8, Inc.	Morgan Stanley	(20,096)	(422,495)	(253,009)	169,489
Alteryx, Inc., Class A	Morgan Stanley	(12,586)	(1,521,237)	(900,277)	682,534
Amdocs Ltd.	Morgan Stanley	(12,415)	(961,628)	(1,020,637)	(67,781)
Appfolio, Inc., Class A	Morgan Stanley	(5,798)	(782,737)	(656,392)	125,374
AppLovin Corp., Class A	Morgan Stanley	(7,411)	(407,303)	(408,124)	(1,326)
Asana, Inc., Class A	Morgan Stanley	(19,023)	(1,266,586)	(760,349)	504,665
Aspen Technology, Inc.	Morgan Stanley	(5,891)	(879,032)	(974,195)	(96,253)
Avalara, Inc.	Morgan Stanley	(10,381)	(1,493,566)	(1,033,013)	466,651
Avaya Holdings Corp.	Morgan Stanley	(68,025)	(1,055,245)	(861,877)	192,059
BigCommerce Holdings, Inc.	Morgan Stanley	(16,458)	(342,106)	(360,595)	(18,913)
Blackbaud, Inc.	Morgan Stanley	(7,346)	(446,318)	(439,805)	5,934
Blackline, Inc.	Morgan Stanley	(4,016)	(294,918)	(294,052)	280
Bottomline Technologies DE, Inc.	Morgan Stanley	(8,198)	(343,941)	(464,663)	(136,482)
Ceridian HCM Holding, Inc.	Morgan Stanley	(1,014)	(101,721)	(69,317)	32,278
Citrix Systems, Inc.	Morgan Stanley	(12,118)	(1,421,453)	(1,222,706)	184,920
Clearwater Analytics Holdings, Inc., Class A	Morgan Stanley	(1,775)	(37,185)	(37,275)	(136)
CommVault Systems, Inc.	Morgan Stanley	(2,190)	(151,717)	(145,307)	6,504
Confluent, Inc., Class A	Morgan Stanley	(25,212)	(941,614)	(1,033,692)	(111,281)
Coupa Software, Inc.	Morgan Stanley	(15,248)	(2,540,408)	(1,549,654)	983,119
Datto Holding Corp.	Morgan Stanley	(1,131)	(29,785)	(30,220)	(472)
Digital Turbine, Inc.	Morgan Stanley	(5,051)	(380,062)	(221,284)	158,307
Domo, Inc., Class B	Morgan Stanley	(8,233)	(379,227)	(416,343)	(39,756)
Duck Creek Technologies, Inc.	Morgan Stanley	(6,890)	(181,830)	(152,407)	29,197
Envestnet, Inc.	Morgan Stanley	(4,358)	(320,707)	(324,410)	(4,461)
Everbridge, Inc.	Morgan Stanley	(20,339)	(1,235,688)	(887,594)	341,084
Evo Payments, Inc., Class A	Morgan Stanley	(1,972)	(58,476)	(45,533)	14,066
Expensify, Inc.	Morgan Stanley	(150)	(2,463)	(2,634)	(174)
Fastly, Inc., Class A	Morgan Stanley	(41,646)	(1,505,962)	(723,807)	780,257
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Five9, Inc.	Morgan Stanley	(5,153)	$ (528,912)	$ (568,891)	$ (53,922)
Guidewire Software, Inc.	Morgan Stanley	(8,894)	(1,022,826)	(841,550)	183,971
Hive Blockchain Technologies Ltd. (Canada)	Morgan Stanley	(101,748)	(338,602)	(216,723)	121,165
Jack Henry & Associates, Inc.	Morgan Stanley	(274)	(54,423)	(53,992)	364
Jamf Holding Corp.	Morgan Stanley	(27,891)	(933,175)	(970,886)	(41,506)
JFrog Ltd. (Israel)	Morgan Stanley	(15,432)	(499,126)	(415,892)	82,541
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(33,792)	(1,587,229)	(1,029,642)	547,450
LivePerson, Inc.	Morgan Stanley	(23,835)	(747,979)	(582,051)	165,001
LiveRamp Holdings, Inc.	Morgan Stanley	(16,469)	(703,936)	(615,776)	87,287
Mandiant, Inc.	Morgan Stanley	(7,307)	(136,280)	(163,019)	(40,973)
Model N, Inc.	Morgan Stanley	(10,397)	(335,553)	(279,679)	55,362
nCino, Inc.	Morgan Stanley	(15,617)	(829,813)	(639,985)	187,914
New Relic, Inc.	Morgan Stanley	(5,855)	(370,990)	(391,582)	(21,053)
Okta, Inc.	Morgan Stanley	(15,596)	(2,493,114)	(2,354,372)	135,649
Paymentus Holdings, Inc., Class A	Morgan Stanley	(2,717)	(55,875)	(57,274)	(1,469)
Perficient, Inc.	Morgan Stanley	(1,713)	(218,148)	(188,584)	29,293
Ping Identity Holding Corp.	Morgan Stanley	(18,134)	(619,516)	(497,416)	129,428
PROS Holdings, Inc.	Morgan Stanley	(9,807)	(413,122)	(326,671)	88,258
Q2 Holdings, Inc.	Morgan Stanley	(5,079)	(608,822)	(313,120)	301,531
Qualtrics International, Inc., Class A	Morgan Stanley	(6,254)	(178,975)	(178,552)	22
Qualys, Inc.	Morgan Stanley	(535)	(75,661)	(76,189)	(622)
Rackspace Technology, Inc.	Morgan Stanley	(30,422)	(739,155)	(339,510)	407,292
RingCentral, Inc., Class A	Morgan Stanley	(17,639)	(2,601,681)	(2,067,467)	530,986
Riot Blockchain, Inc.	Morgan Stanley	(32,902)	(777,356)	(696,535)	50,423
Sabre Corp.	Morgan Stanley	(25,174)	(350,486)	(287,739)	62,312
SecureWorks Corp., Class A	Morgan Stanley	(74)	(986)	(981)	5
Shift4 Payments, Inc., Class A	Morgan Stanley	(11,602)	(821,612)	(718,512)	101,452
Smartsheet, Inc., Class A	Morgan Stanley	(10,680)	(601,596)	(585,050)	15,799
SolarWinds Corp.	Morgan Stanley	(23,221)	(466,589)	(309,072)	123,799
Sumo Logic, Inc.	Morgan Stanley	(25,255)	(407,832)	(294,726)	112,344
Switch, Inc., Class A	Morgan Stanley	(32,186)	(820,041)	(991,973)	(193,945)
Toast, Inc., Class A	Morgan Stanley	(19,759)	(366,146)	(429,363)	(80,196)
Tucows, Inc., Class A	Morgan Stanley	(2,888)	(182,551)	(197,250)	(14,988)
Twilio, Inc., Class A	Morgan Stanley	(9,595)	(2,825,976)	(1,581,352)	1,241,118
Tyler Technologies, Inc.	Morgan Stanley	(802)	(387,711)	(356,802)	30,711
Verra Mobility Corp.	Morgan Stanley	(21,500)	(314,413)	(350,020)	(38,285)
VMware, Inc., Class A	Morgan Stanley	(11,925)	(1,394,363)	(1,357,900)	26,218
Vonage Holdings Corp.	Morgan Stanley	(17,853)	(359,352)	(362,237)	(4,104)
WEX, Inc.	Morgan Stanley	(10,110)	(2,018,930)	(1,804,129)	212,295
Xperi Holding Corp.	Morgan Stanley	(9,189)	(155,244)	(159,153)	(4,323)
		(990,246)	(47,849,507)	(38,940,788)	8,734,287
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	Morgan Stanley	(7,352)	(656,924)	(632,860)	22,357
Avid Technology, Inc.	Morgan Stanley	(83)	(2,928)	(2,894)	324
Avnet, Inc.	Morgan Stanley	(23,411)	(954,788)	(950,252)	(11,615)
Benchmark Electronics, Inc.	Morgan Stanley	(974)	(25,252)	(24,389)	694
Calix, Inc.	Morgan Stanley	(7,665)	(476,055)	(328,905)	146,559
Cognex Corp.	Morgan Stanley	(2,088)	(160,784)	(161,089)	(490)
CommScope Holding Co., Inc.	Morgan Stanley	(159,992)	(1,879,234)	(1,260,737)	625,463
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Technology Hardware & Equipment — (continued)
Corsair Gaming, Inc.	Morgan Stanley	(16,786)	$ (397,922)	$ (355,192)	$ 42,236
Dolby Laboratories, Inc., Class A	Morgan Stanley	(6,383)	(488,527)	(499,278)	(11,358)
Fabrinet (Cayman Islands)	Morgan Stanley	(2,721)	(255,039)	(286,059)	(31,336)
Harmonic, Inc.	Morgan Stanley	(5,098)	(47,622)	(47,360)	202
Insight Enterprises, Inc.	Morgan Stanley	(3,191)	(310,330)	(342,458)	(36,500)
IPG Photonics Corp.	Morgan Stanley	(277)	(64,701)	(30,404)	34,217
Littelfuse, Inc.	Morgan Stanley	(3,322)	(846,913)	(828,540)	16,440
Methode Electronics, Inc.	Morgan Stanley	(2,762)	(117,694)	(119,457)	(1,908)
National Instruments Corp.	Morgan Stanley	(24,197)	(1,008,997)	(982,156)	14,209
nLight, Inc.	Morgan Stanley	(3,001)	(83,480)	(52,037)	31,339
OSI Systems, Inc.	Morgan Stanley	(6,155)	(534,893)	(523,914)	10,315
PAR Technology Corp.	Morgan Stanley	(3,395)	(130,114)	(136,954)	(7,014)
Plantronics, Inc.	Morgan Stanley	(6,116)	(168,690)	(240,970)	(72,490)
Plexus Corp.	Morgan Stanley	(7,279)	(623,759)	(595,495)	27,490
Rogers Corp.	Morgan Stanley	(2,025)	(552,422)	(550,193)	1,532
ScanSource, Inc.	Morgan Stanley	(645)	(22,376)	(22,440)	(91)
Super Micro Computer, Inc.	Morgan Stanley	(14,188)	(537,895)	(540,137)	(2,909)
TD SYNNEX Corp.	Morgan Stanley	(4,270)	(455,817)	(440,707)	14,623
Teledyne Technologies, Inc.	Morgan Stanley	(1,280)	(587,770)	(604,966)	(18,276)
TTM Technologies, Inc.	Morgan Stanley	(5,389)	(79,050)	(79,865)	(913)
Ubiquiti, Inc.	Morgan Stanley	(2,011)	(551,196)	(585,523)	(35,010)
Viasat, Inc.	Morgan Stanley	(28,698)	(1,319,757)	(1,400,462)	(82,343)
Viavi Solutions, Inc.	Morgan Stanley	(9,954)	(169,989)	(160,060)	10,025
		(360,708)	(13,510,918)	(12,785,753)	685,772
Telecommunication Services
Bandwidth, Inc., Class A	Morgan Stanley	(8,542)	(748,652)	(276,675)	471,048
Frontier Communications Parent, Inc.	Morgan Stanley	(5,988)	(157,191)	(165,688)	(8,692)
Globalstar, Inc.	Morgan Stanley	(521,583)	(795,161)	(766,727)	24,212
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(8,100)	(114,639)	(115,668)	(1,171)
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(2,605)	(133,907)	(147,834)	(15,643)
Shenandoah Telecommunications Co.	Morgan Stanley	(7,605)	(258,724)	(179,326)	19,244
United States Cellular Corp.	Morgan Stanley	(4,543)	(150,979)	(137,335)	13,457
		(558,966)	(2,359,253)	(1,789,253)	502,455
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(19,653)	(478,380)	(657,393)	(183,096)
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	(11,757)	(920,929)	(970,423)	(52,247)
CH Robinson Worldwide, Inc.	Morgan Stanley	(39,210)	(3,835,065)	(4,223,309)	(428,940)
Genco Shipping & Trading Ltd.	Morgan Stanley	(710)	(16,660)	(16,770)	(130)
Hawaiian Holdings, Inc.	Morgan Stanley	(4,135)	(103,176)	(81,460)	21,589
JB Hunt Transport Services, Inc.	Morgan Stanley	(5,587)	(1,119,716)	(1,121,814)	(8,803)
Kirby Corp.	Morgan Stanley	(2,347)	(148,526)	(169,430)	(29,762)
Schneider National, Inc., Class B	Morgan Stanley	(5,994)	(155,497)	(152,847)	1,947
SkyWest, Inc.	Morgan Stanley	(6,379)	(173,775)	(184,034)	(10,474)
TFI International, Inc. (Canada)	Morgan Stanley	(3,223)	(359,559)	(343,282)	13,381
Werner Enterprises, Inc.	Morgan Stanley	(33,525)	(1,556,926)	(1,374,525)	177,470
		(132,520)	(8,868,209)	(9,295,287)	(499,065)
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(68,176)	(1,064,734)	(1,058,092)	(35,300)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
ALLETE, Inc.	Morgan Stanley	(6,123)	$ (365,154)	$ (410,119)	$ (73,596)
Ameren Corp.	Morgan Stanley	(3,596)	(302,227)	(337,161)	(45,160)
Avangrid, Inc.	Morgan Stanley	(10,246)	(514,316)	(478,898)	16,565
Avista Corp.	Morgan Stanley	(18,627)	(775,591)	(841,009)	(75,248)
Black Hills Corp.	Morgan Stanley	(13,294)	(904,269)	(1,023,904)	(142,943)
Clearway Energy, Inc., Class A	Morgan Stanley	(11,189)	(285,386)	(372,817)	(107,169)
Dominion Energy, Inc.	Morgan Stanley	(5,692)	(472,186)	(483,649)	(9,493)
Duke Energy Corp.	Morgan Stanley	(4,237)	(437,350)	(473,103)	(54,671)
Entergy Corp.	Morgan Stanley	(6,827)	(751,639)	(797,052)	(69,671)
Essential Utilities, Inc.	Morgan Stanley	(5,379)	(254,820)	(275,028)	(20,524)
Evergy, Inc.	Morgan Stanley	(16,103)	(1,050,317)	(1,100,479)	(59,481)
Eversource Energy	Morgan Stanley	(11,690)	(1,035,211)	(1,030,941)	(13,518)
Fortis, Inc. (Canada)	Morgan Stanley	(10,131)	(462,186)	(501,485)	(44,915)
MGE Energy, Inc.	Morgan Stanley	(185)	(14,754)	(14,761)	(26)
New Jersey Resources Corp.	Morgan Stanley	(6,510)	(256,542)	(298,549)	(45,972)
Northwest Natural Holding Co.	Morgan Stanley	(9,382)	(476,482)	(485,237)	(28,390)
NorthWestern Corp.	Morgan Stanley	(6,534)	(411,997)	(395,242)	(1,827)
OGE Energy Corp.	Morgan Stanley	(12,500)	(471,569)	(509,750)	(42,814)
ONE Gas, Inc.	Morgan Stanley	(5,365)	(408,967)	(473,408)	(67,581)
Ormat Technologies, Inc.	Morgan Stanley	(3,528)	(303,334)	(288,696)	9,632
Pinnacle West Capital Corp.	Morgan Stanley	(22,042)	(1,735,516)	(1,721,480)	(32,384)
PNM Resources, Inc.	Morgan Stanley	(4,977)	(241,025)	(237,254)	(815)
Portland General Electric Co.	Morgan Stanley	(8,181)	(408,293)	(451,182)	(56,825)
Public Service Enterprise Group, Inc.	Morgan Stanley	(2,184)	(145,884)	(152,880)	(8,356)
SJW Group	Morgan Stanley	(4,778)	(321,572)	(332,453)	(20,052)
South Jersey Industries, Inc.	Morgan Stanley	(28,621)	(753,372)	(988,856)	(285,561)
Southwest Gas Holdings, Inc.	Morgan Stanley	(12,358)	(851,331)	(967,508)	(146,638)
Spire, Inc.	Morgan Stanley	(12,653)	(869,294)	(907,979)	(58,982)
Sunnova Energy International, Inc.	Morgan Stanley	(9,833)	(238,295)	(226,749)	3,325
Vistra Corp.	Morgan Stanley	(22,339)	(422,411)	(519,382)	(113,376)
WEC Energy Group, Inc.	Morgan Stanley	(3,045)	(262,975)	(303,921)	(51,535)
Xcel Energy, Inc.	Morgan Stanley	(5,166)	(360,678)	(372,830)	(19,845)
		(371,491)	(17,629,677)	(18,831,854)	(1,703,146)

Total Reference Entity — Short			(381,894,050)	(345,896,674)	33,516,576
Net Value of Reference Entity			$(248,551,962)	$(202,462,989)	$44,889,178

*	Includes $(1,199,795) related to open trades, dividends receivables/payables and swap receivables/payables activities.
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.1%
Automobiles & Components — 1.6%
American Axle & Manufacturing Holdings, Inc.*	10,548	$ 81,852
BorgWarner, Inc.	5,723	222,625
Ford Motor Co.(a)	89,415	1,512,008
General Motors Co.(a)*	37,522	1,641,212
Gentherm, Inc.*	718	52,443
Lear Corp.	331	47,197
Magna International, Inc. (Canada)	2,743	176,402
Thor Industries, Inc.	2,904	228,545
Visteon Corp.*	1,905	207,893
		4,170,177
Capital Goods — 7.9%
3M Co.(a)	6,392	951,641
A.O. Smith Corp.	7,740	494,509
AAR Corp.*	1,551	75,115
AECOM	4,093	314,383
Aerojet Rocketdyne Holdings, Inc.*	4,795	188,683
Albany International Corp., Class A	867	73,105
Apogee Enterprises, Inc.	2,344	111,246
Armstrong World Industries, Inc.	551	49,596
Atkore, Inc.*	5,575	548,803
Barnes Group, Inc.	737	29,620
Boise Cascade Co.	5,692	395,423
Builders FirstSource, Inc.*	12,680	818,367
Carrier Global Corp.	4,179	191,691
Crane Co.	1,482	160,471
CSW Industrials, Inc.	37	4,351
Cummins, Inc.	3,035	622,509
Curtiss-Wright Corp.	235	35,288
Deere & Co.	1,391	577,905
Dover Corp.	515	80,803
Dycom Industries, Inc.*	1,837	174,993
Eaton Corp. PLC (Ireland)	7,552	1,146,092
Encore Wire Corp.	5,189	591,909
Enerpac Tool Group Corp.	80	1,751
Fastenal Co.	4,919	292,189
Fortune Brands Home & Security, Inc.	2,103	156,211
General Dynamics Corp.(a)	5,879	1,417,897
General Electric Co.	7,390	676,185
Graco, Inc.	611	42,599
Herc Holdings, Inc.	321	53,636
Hillenbrand, Inc.	1,769	78,137
Honeywell International, Inc.	1,532	298,097
Ingersoll Rand, Inc.	8,030	404,310
ITT, Inc.	2,833	213,070
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Johnson Controls International PLC (Ireland)	4,504	$ 295,327
Kadant, Inc.	16	3,107
Kennametal, Inc.	6,075	173,806
L3Harris Technologies, Inc.	1,163	288,971
Lockheed Martin Corp.(a)	3,319	1,465,007
Masco Corp.	6,722	342,822
Mueller Industries, Inc.	4,035	218,576
MYR Group, Inc.*	505	47,490
Nordson Corp.	1,403	318,593
NOW, Inc.*	7,815	86,199
nVent Electric PLC (Ireland)	2,594	90,219
Otis Worldwide Corp.	9,526	733,026
Owens Corning	631	57,736
Parker-Hannifin Corp.	557	158,054
Pentair PLC (Ireland)	5,448	295,336
Quanta Services, Inc.	1,311	172,541
Raytheon Technologies Corp.	1,727	171,094
Resideo Technologies, Inc.*	6,862	163,521
Roper Technologies, Inc.	295	139,308
Shyft Group, Inc. (The)	1,374	49,615
SiteOne Landscape Supply, Inc.*	343	55,460
Snap-on, Inc.	1,799	369,659
Spirit AeroSystems Holdings, Inc., Class A	16,687	815,827
SPX Corp.*	976	48,224
SPX FLOW, Inc.*	511	44,058
Standex International Corp.	13	1,299
Terex Corp.	1,614	57,555
Textron, Inc.	1,261	93,793
Timken Co. (The)	555	33,688
Trane Technologies PLC (Ireland)	1,630	248,901
TransDigm Group, Inc.*	48	31,274
Trex Co., Inc.*	5,642	368,592
UFP Industries, Inc.	1,837	141,743
Veritiv Corp.*	971	129,716
Watts Water Technologies, Inc., Class A	642	89,617
Westinghouse Air Brake Technologies Corp.	3,491	335,729
WillScot Mobile Mini Holdings Corp.*	1,313	51,378
WW Grainger, Inc.	259	133,590
Xylem, Inc.	67	5,712
Zurn Water Solutions Corp.	14,059	497,689
		20,094,437

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 2.0%
ACV Auctions, Inc., Class A*	776	$ 11,493
Brink's Co. (The)	553	37,604
Cintas Corp.	1,254	533,439
Clean Harbors, Inc.*	43	4,801
Copart, Inc.*	4,938	619,571
Exponent, Inc.	377	40,735
Huron Consulting Group, Inc.*	258	11,819
Jacobs Engineering Group, Inc.	4,979	686,156
KBR, Inc.	1,738	95,121
Kelly Services, Inc., Class A	10	217
Kforce, Inc.	707	52,297
Korn Ferry	4,758	308,984
Nielsen Holdings PLC (United Kingdom)	19,818	539,842
Republic Services, Inc.	2,653	351,522
Ritchie Bros Auctioneers, Inc. (Canada)	2,290	135,179
Robert Half International, Inc.	2,732	311,940
Tetra Tech, Inc.	3,769	621,659
Thomson Reuters Corp. (Canada)	27	2,939
TriNet Group, Inc.*	1,882	185,113
Waste Management, Inc.	3,083	488,655
		5,039,086
Consumer Durables & Apparel — 2.1%
Acushnet Holdings Corp.	2,253	90,706
BRP, Inc., sub-voting shares (Canada)	76	6,216
Cavco Industries, Inc.*	260	62,621
Crocs, Inc.*	2,132	162,885
DR Horton, Inc.	3,559	265,181
GoPro, Inc., Class A*	25,601	218,377
Hasbro, Inc.	2,598	212,828
Levi Strauss & Co., Class A	2,654	52,443
Mattel, Inc.*	14,619	324,688
Mohawk Industries, Inc.*	2,040	253,368
Movado Group, Inc.	14	547
Newell Brands, Inc.	6,871	147,108
NIKE, Inc., Class B(a)	8,461	1,138,512
PVH Corp.	1,568	120,124
Ralph Lauren Corp.	1,858	210,772
Skyline Champion Corp.*	9,558	524,543
Smith & Wesson Brands, Inc.	6,993	105,804
Sonos, Inc.*	5,179	146,151
Steven Madden Ltd.	5,469	211,322
Sturm Ruger & Co., Inc.	1,674	116,544
Tapestry, Inc.	2,587	96,107
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tempur Sealy International, Inc.	4,136	$ 115,477
Under Armour, Inc., Class C*	13,830	215,195
VF Corp.	1,299	73,861
Vista Outdoor, Inc.*	6,380	227,702
Whirlpool Corp.	1,747	301,847
		5,400,929
Consumer Services — 2.2%
Accel Entertainment, Inc.*	163	1,985
Airbnb, Inc., Class A*	819	140,671
Bloomin' Brands, Inc.	5,398	118,432
Booking Holdings, Inc.*	322	756,201
Boyd Gaming Corp.	1,240	81,567
Caesars Entertainment, Inc.*	1,798	139,093
Cheesecake Factory, Inc. (The)*	5,234	208,261
Choice Hotels International, Inc.	430	60,957
Cracker Barrel Old Country Store, Inc.	1,529	181,538
Darden Restaurants, Inc.	253	33,636
Dine Brands Global, Inc.	2,973	231,745
Domino's Pizza, Inc.	110	44,771
European Wax Center, Inc., Class A*	70	2,069
Golden Entertainment, Inc.*	953	55,341
Houghton Mifflin Harcourt Co.*	11,495	241,510
McDonald's Corp.(a)	3,008	743,818
MGM Resorts International	3,080	129,175
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2,915	63,780
Penn National Gaming, Inc.*	5,312	225,335
Red Rock Resorts, Inc., Class A	2,821	136,988
Service Corp. International	1,279	84,184
Six Flags Entertainment Corp.*	867	37,715
Starbucks Corp.	6,304	573,475
Strategic Education, Inc.	617	40,957
WW International, Inc.*	4,727	48,357
Wyndham Hotels & Resorts, Inc.	1,700	143,973
Wynn Resorts Ltd.*	886	70,650
Yum! Brands, Inc.(a)	7,264	861,002
		5,457,186
Diversified Financials — 3.5%
Affiliated Managers Group, Inc.	1,037	146,165
Berkshire Hathaway, Inc., Class B(a)*	8,522	3,007,499
BlackRock, Inc.	1,261	963,619
Blackstone, Inc.	430	54,584
Cboe Global Markets, Inc.	697	79,751
CME Group, Inc.	2,099	499,268

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Donnelley Financial Solutions, Inc.*	2,388	$ 79,425
Franklin Resources, Inc.	18,988	530,145
Intercontinental Exchange, Inc.	1,913	252,746
Invesco Ltd. (Bermuda)	8,989	207,286
Moody's Corp.	1,445	487,558
MSCI, Inc.	548	275,578
Nasdaq, Inc.	4,345	774,279
Open Lending Corp., Class A*	97	1,834
S&P Global, Inc.	923	378,596
T Rowe Price Group, Inc.(a)	6,633	1,002,843
		8,741,176
Energy — 6.1%
Antero Resources Corp.*	313	9,556
APA Corp.	13,632	563,411
Arch Resources, Inc.	147	20,195
Baker Hughes Co.	13,598	495,103
Canadian Natural Resources Ltd. (Canada)	8,666	537,119
Centennial Resource Development, Inc., Class A*	36,580	295,201
ChampionX Corp.	4,859	118,948
Cheniere Energy, Inc.	3,682	510,509
Chevron Corp.(a)	8,243	1,342,208
Comstock Resources, Inc.*	4,549	59,364
Denbury, Inc.*	3,000	235,710
Dril-Quip, Inc.*	1,362	50,871
DT Midstream, Inc.	332	18,014
EOG Resources, Inc.(a)	10,592	1,262,884
Exxon Mobil Corp.(a)	16,961	1,400,809
Halliburton Co.	13,658	517,228
Helmerich & Payne, Inc.	5,338	228,360
Imperial Oil Ltd. (Canada)	2,134	103,115
Marathon Oil Corp.	39,331	987,601
Marathon Petroleum Corp.(a)	21,355	1,825,853
Murphy Oil Corp.	6,118	247,106
Oasis Petroleum, Inc.	1,508	220,620
Occidental Petroleum Corp.(a)	19,996	1,134,573
Oceaneering International, Inc.*	14,186	215,060
ONEOK, Inc.	11,683	825,170
Ovintiv, Inc.	5,373	290,518
PDC Energy, Inc.	5,075	368,851
Pembina Pipeline Corp. (Canada)	5,369	201,874
Phillips 66	3,959	342,018
Schlumberger NV (Curacao)	1,672	69,070
SM Energy Co.	719	28,005
Suncor Energy, Inc. (Canada)	4,221	137,562
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Talos Energy, Inc.*	6,837	$ 107,956
Valero Energy Corp.	2,022	205,314
Vermilion Energy, Inc. (Canada)	14,875	312,673
Weatherford International PLC (Ireland)*	14	466
Whiting Petroleum Corp.	948	77,272
Williams Cos., Inc. (The)	2,377	79,416
		15,445,583
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.(a)	2,159	1,243,260
Ingles Markets, Inc., Class A	119	10,597
Kroger Co. (The)	3,931	225,521
Sysco Corp.	3,048	248,869
United Natural Foods, Inc.*	1,077	44,534
Walgreens Boots Alliance, Inc.	6,232	279,007
Walmart, Inc.(a)	10,189	1,517,346
		3,569,134
Food, Beverage & Tobacco — 3.6%
Altria Group, Inc.(a)	9,451	493,815
Archer-Daniels-Midland Co.	5,328	480,905
Brown-Forman Corp., Class B	1,675	112,259
Bunge Ltd. (Bermuda)	79	8,754
Coca-Cola Co. (The)(a)	14,705	911,710
Coca-Cola Consolidated, Inc.	233	115,766
Constellation Brands, Inc., Class A	2,009	462,713
Darling Ingredients, Inc.*	1,404	112,854
General Mills, Inc.	7,389	500,383
Hain Celestial Group, Inc. (The)*	962	33,093
Hormel Foods Corp.	5,786	298,210
Kraft Heinz Co. (The)(a)	8,703	342,811
Molson Coors Beverage Co., Class B	4,085	218,057
Mondelez International, Inc., Class A	9,712	609,719
Monster Beverage Corp.*	8,623	688,978
PepsiCo, Inc.	4,434	742,163
Philip Morris International, Inc.	11,242	1,056,073
Sanderson Farms, Inc.	3,792	710,962
Tyson Foods, Inc., Class A	11,860	1,063,012
Vector Group Ltd.	7,164	86,255
		9,048,492
Health Care Equipment & Services — 7.1%
Abbott Laboratories(a)	13,242	1,567,323
ABIOMED, Inc.*	11	3,644
Acadia Healthcare Co., Inc.*	5,605	367,296
Addus HomeCare Corp.*	484	45,152

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Align Technology, Inc.*	1,358	$ 592,088
Allscripts Healthcare Solutions, Inc.*	8,697	195,856
Amedisys, Inc.*	1,068	184,006
AMN Healthcare Services, Inc.*	712	74,283
Anthem, Inc.(a)	3,095	1,520,326
Apollo Medical Holdings, Inc.*	6,898	334,346
Avanos Medical, Inc.*	3,900	130,650
Axonics, Inc.*	291	18,217
Centene Corp.*	1,358	114,330
Cerner Corp.	6,635	620,771
Chemed Corp.	102	51,668
Cigna Corp.	743	178,030
CVS Health Corp.	1,732	175,296
DaVita, Inc.*	1,725	195,115
Dexcom, Inc.*	1,785	913,206
Doximity, Inc., Class A*	976	50,840
Edwards Lifesciences Corp.*	3,926	462,169
Ensign Group, Inc. (The)	624	56,166
Envista Holdings Corp.*	3,454	168,244
Evolent Health, Inc., Class A*	668	21,576
Fulgent Genetics, Inc.*	7,031	438,805
Globus Medical, Inc., Class A*	444	32,758
HCA Healthcare, Inc.	2,045	512,518
Hologic, Inc.(a)*	6,946	533,592
ICU Medical, Inc.*	736	163,863
IDEXX Laboratories, Inc.(a)*	304	166,306
Integra LifeSciences Holdings Corp.*	3,477	223,432
Intuitive Surgical, Inc.(a)*	218	65,766
Laboratory Corp. of America Holdings*	2,612	688,680
LivaNova PLC (United Kingdom)*	5,804	474,941
Masimo Corp.*	1,069	155,582
McKesson Corp.(a)	2,815	861,756
MEDNAX, Inc.*	6,024	141,443
Medtronic PLC (Ireland)	10,715	1,188,829
Merit Medical Systems, Inc.*	1,704	113,350
Molina Healthcare, Inc.*	814	271,542
Natus Medical, Inc.*	51	1,340
NextGen Healthcare, Inc.*	1,781	37,241
Omnicell, Inc.*	1,141	147,748
Ortho Clinical Diagnostics Holdings PLC (United Kingdom)*	8,186	152,751
Quest Diagnostics, Inc.	3,728	510,214
Select Medical Holdings Corp.	6,736	161,597
STAAR Surgical Co.*	3,290	262,904
Tandem Diabetes Care, Inc.*	761	88,497
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Teleflex, Inc.	2,610	$ 926,106
Tenet Healthcare Corp.*	237	20,373
Tivity Health, Inc.*	4,214	135,564
UnitedHealth Group, Inc.(a)	2,400	1,223,928
Universal Health Services, Inc., Class B	229	33,194
Varex Imaging Corp.*	2,876	61,230
Veeva Systems, Inc., Class A*	621	131,938
		17,968,386
Household & Personal Products — 1.6%
Church & Dwight Co., Inc.	682	67,777
Colgate-Palmolive Co.(a)	13,004	986,093
Coty, Inc., Class A*	25,477	229,038
Estee Lauder Cos., Inc. (The), Class A	3,324	905,192
Kimberly-Clark Corp.	3,848	473,920
Procter & Gamble Co. (The)(a)	8,694	1,328,443
		3,990,463
Materials — 4.7%
AdvanSix, Inc.	2,020	103,202
Alcoa Corp.	1,275	114,788
Ashland Global Holdings, Inc.	705	69,379
Avery Dennison Corp.	620	107,861
Avient Corp.	2,612	125,376
Balchem Corp.	604	82,567
Ball Corp.	692	62,280
Celanese Corp.	754	107,724
CF Industries Holdings, Inc.	6,209	639,900
Chemours Co. (The)	2,693	84,776
Corteva, Inc.	8,464	486,511
Dow, Inc.	3,859	245,895
DuPont de Nemours, Inc.(a)	16,934	1,246,004
Eagle Materials, Inc.	2,839	364,414
Eastman Chemical Co.	2,475	277,348
ERO Copper Corp. (Canada)*	17	249
Ferro Corp.*	6,794	147,702
FMC Corp.	4,167	548,252
Franco-Nevada Corp. (Canada)	188	29,990
Freeport-McMoRan, Inc.(a)	8,754	435,424
Hecla Mining Co.	7,078	46,502
Huntsman Corp.	1,756	65,868
Ingevity Corp.*	1,255	80,408
Innospec, Inc.	337	31,189
International Paper Co.	16,873	778,689
Intrepid Potash, Inc.*	146	11,992

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Kronos Worldwide, Inc.	112	$ 1,738
Linde PLC (Ireland)	3,244	1,036,231
Louisiana-Pacific Corp.	1,397	86,782
LyondellBasell Industries NV, Class A (Netherlands)	3,369	346,401
Methanex Corp. (Canada)	1,330	72,565
Minerals Technologies, Inc.	399	26,394
Mosaic Co. (The)	449	29,858
New Gold, Inc. (Canada)*	52,609	94,696
Newmont Corp.	865	68,724
Nucor Corp.	5,120	761,088
Nutrien Ltd. (Canada)	2,905	302,091
O-I Glass, Inc.*	8,359	110,172
Olin Corp.	6,359	332,449
Pan American Silver Corp. (Canada)	7,534	205,678
PPG Industries, Inc.	2,320	304,082
Reliance Steel & Aluminum Co.	635	116,427
Royal Gold, Inc.	969	136,900
Sealed Air Corp.	6,305	422,183
Sensient Technologies Corp.	1,617	135,747
SSR Mining, Inc. (Canada)	14,894	323,944
Sylvamo Corp.*	1,352	44,995
TriMas Corp.	105	3,369
Tronox Holdings PLC, Class A (United Kingdom)	1,664	32,931
United States Steel Corp.	536	20,229
Warrior Met Coal, Inc.	4,511	167,403
Westlake Corp.	892	110,073
Yamana Gold, Inc. (Canada)	59,867	334,058
		11,921,498
Media & Entertainment — 6.8%
Activision Blizzard, Inc.	7,947	636,634
Alphabet, Inc., Class A(a)*	1,360	3,782,636
AMC Entertainment Holdings, Inc., Class A*	14,772	363,982
AMC Networks, Inc., Class A*	1,456	59,157
Bumble, Inc., Class A*	13,024	377,435
Cars.com, Inc.*	30	433
Charter Communications, Inc., Class A(a)*	2,308	1,259,060
Clear Channel Outdoor Holdings, Inc.*	7,072	24,469
Comcast Corp., Class A	12,704	594,801
Discovery, Inc., Class A*	36,985	921,666
Fox Corp., Class A	704	27,773
Interpublic Group of Cos., Inc. (The)	10,897	386,299
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Live Nation Entertainment, Inc.*	162	$ 19,058
Match Group, Inc.*	9,599	1,043,795
Meta Platforms, Inc., Class A(a)*	17,579	3,908,866
Netflix, Inc.(a)*	4,364	1,634,711
News Corp., Class A	12,891	285,536
Pinterest, Inc., Class A(a)*	1,494	36,767
PubMatic, Inc., Class A*	7,364	192,348
Scholastic Corp.	12	483
Take-Two Interactive Software, Inc.*	341	52,425
Thryv Holdings, Inc.*	1,108	31,157
TripAdvisor, Inc.*	3,722	100,941
Twitter, Inc.(a)*	22,214	859,460
Walt Disney Co. (The)*	3,141	430,820
Yelp, Inc.*	1,833	62,524
Ziff Davis, Inc.*	2,184	211,368
		17,304,604
Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
Agilent Technologies, Inc.(a)	7,357	973,552
Alnylam Pharmaceuticals, Inc.*	80	13,063
Amphastar Pharmaceuticals, Inc.*	463	16,622
Avantor, Inc.*	3,047	103,050
Biogen, Inc.*	3,007	633,274
Bio-Rad Laboratories, Inc., Class A*	1,044	588,012
Bio-Techne Corp.	337	145,935
Bristol-Myers Squibb Co.(a)	12,075	881,837
Bruker Corp.	570	36,651
Charles River Laboratories International, Inc.*	2,006	569,644
Corcept Therapeutics, Inc.*	3,364	75,757
Cronos Group, Inc. (Canada)*	2,706	10,526
Danaher Corp.	1,245	365,196
Dynavax Technologies Corp.*	7,519	81,506
Elanco Animal Health, Inc.*	12,818	334,422
Gilead Sciences, Inc.	6,892	409,729
Harmony Biosciences Holdings, Inc.*	612	29,774
Horizon Therapeutics PLC (Ireland)*	1,103	116,047
Innoviva, Inc.*	4,235	81,947
Ionis Pharmaceuticals, Inc.*	1,960	72,598
IQVIA Holdings, Inc.*	383	88,553
Ironwood Pharmaceuticals, Inc.*	4,559	57,352
iTeos Therapeutics, Inc.*	408	13,129
Johnson & Johnson(a)	6,353	1,125,942
Merck & Co., Inc.(a)	17,874	1,466,562
Mettler-Toledo International, Inc.*	508	697,581
Moderna, Inc.(a)*	10,014	1,725,012
Organogenesis Holdings, Inc.*	943	7,186

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Organon & Co.	7,500	$ 261,975
PerkinElmer, Inc.	1,341	233,951
Pfizer, Inc.(a)	28,135	1,456,549
Prestige Consumer Healthcare, Inc.*	1,530	80,998
Prothena Corp. PLC (Ireland)*	820	29,987
QIAGEN NV (Netherlands)*	1,547	75,803
Regeneron Pharmaceuticals, Inc.(a)*	778	543,371
REGENXBIO, Inc.*	831	27,581
Sarepta Therapeutics, Inc.*	1,847	144,288
Sundial Growers, Inc. (Canada)*	276,439	193,507
Syndax Pharmaceuticals, Inc.*	71	1,234
Thermo Fisher Scientific, Inc.	717	423,496
Vertex Pharmaceuticals, Inc.*	694	181,113
Viatris, Inc.	20,967	228,121
Waters Corp.*	1,245	386,436
West Pharmaceutical Services, Inc.	595	244,372
Xencor, Inc.*	380	10,138
Zoetis, Inc.	4,405	830,739
		16,074,118
Retailing — 6.3%
Academy Sports & Outdoors, Inc.	2,273	89,556
Advance Auto Parts, Inc.	1,360	281,466
Amazon.com, Inc.(a)*	1,226	3,996,699
AutoNation, Inc.*	1,518	151,162
AutoZone, Inc.(a)*	510	1,042,736
Bath & Body Works, Inc.(a)	20,546	982,099
Best Buy Co., Inc.	308	27,997
Buckle, Inc. (The)	3,571	117,986
Burlington Stores, Inc.*	185	33,701
Dick's Sporting Goods, Inc.	502	50,210
Dillard's, Inc., Class A	311	83,469
Dollar General Corp.	1,675	372,905
eBay, Inc.(a)	19,573	1,120,750
Etsy, Inc.(a)*	4,345	539,997
Genesco, Inc.*	230	14,630
Genuine Parts Co.	366	46,123
Guess?, Inc.	4,137	90,393
Home Depot, Inc. (The)(a)	2,382	713,004
LKQ Corp.	11,909	540,788
Lowe's Cos., Inc.(a)	6,416	1,297,251
Macy's, Inc.	33	804
MarineMax, Inc.*	3,815	153,592
ODP Corp. (The)*	1,379	63,200
O'Reilly Automotive, Inc.*	700	479,472
Overstock.com, Inc.*	12,972	570,833
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Penske Automotive Group, Inc.	548	$ 51,358
RH *	612	199,567
Ross Stores, Inc.	5,367	485,499
Shoe Carnival, Inc.	2,260	65,902
Shutterstock, Inc.	1,300	121,004
Signet Jewelers Ltd. (Bermuda)	3,925	285,347
Sonic Automotive, Inc., Class A	1,373	58,366
Target Corp.(a)	5,508	1,168,908
TJX Cos., Inc. (The)	796	48,222
Ulta Beauty, Inc.*	814	324,151
Victoria's Secret & Co.*	2,430	124,805
Williams-Sonoma, Inc.	400	58,000
		15,851,952
Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.(a)*	16,830	1,840,192
Allegro MicroSystems, Inc.*	4,856	137,910
Alpha & Omega Semiconductor Ltd. (Bermuda)*	6,225	340,196
Applied Materials, Inc.(a)	3,922	516,920
Axcelis Technologies, Inc.*	5,765	435,430
Broadcom, Inc.(a)	1,700	1,070,456
CEVA, Inc.*	290	11,789
Cohu, Inc.*	3,817	112,983
Diodes, Inc.*	2,470	214,865
Ichor Holdings Ltd. (Cayman Islands)*	985	35,086
Intel Corp.	9,312	461,503
KLA Corp.(a)	2,071	758,110
Lam Research Corp.	663	356,435
Lattice Semiconductor Corp.*	7,608	463,708
MACOM Technology Solutions Holdings, Inc.*	1,024	61,307
Microchip Technology, Inc.	1,247	93,700
Micron Technology, Inc.(a)	25,657	1,998,424
NVIDIA Corp.(a)	4,497	1,227,051
NXP Semiconductors NV (Netherlands)	2,779	514,337
ON Semiconductor Corp.*	6,479	405,650
Onto Innovation, Inc.*	3,322	288,649
Photronics, Inc.*	2,626	44,563
Power Integrations, Inc.	2,726	252,646
Qorvo, Inc.*	933	115,785
QUALCOMM, Inc.(a)	18,054	2,759,012
Rambus, Inc.*	9,877	314,978
Semtech Corp.*	3,513	243,591
Silicon Laboratories, Inc.*	1,603	240,771

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.	3,710	$ 494,469
Synaptics, Inc.*	1,460	291,270
Teradyne, Inc.	5,350	632,531
		16,734,317
Software & Services — 13.6%
A10 Networks, Inc.	2,984	41,627
Accenture PLC, Class A (Ireland)	3,292	1,110,161
ACI Worldwide, Inc.*	28	882
Adobe, Inc.(a)*	2,857	1,301,706
Agilysys, Inc.*	83	3,310
Akamai Technologies, Inc.*	1,916	228,751
Alkami Technology, Inc.*	27	386
Appian Corp.*	655	39,837
Autodesk, Inc.*	3,530	756,656
Automatic Data Processing, Inc.(a)	5,690	1,294,703
Bentley Systems, Inc., Class B	2,996	132,363
Black Knight, Inc.*	518	30,039
Box, Inc., Class A*	1,451	42,166
Bread Financial Holdings, Inc.	741	41,607
Cadence Design Systems, Inc.(a)*	1,621	266,590
Cerence, Inc.*	871	31,443
CGI, Inc. (Canada)*	1,113	88,851
Concentrix Corp.	403	67,124
Crowdstrike Holdings, Inc., Class A*	1,726	391,940
Datadog, Inc., Class A*	5,051	765,075
Descartes Systems Group, Inc. (The) (Canada)*	85	6,227
DigitalOcean Holdings, Inc.*	3,974	229,896
Dropbox, Inc., Class A*	4,201	97,673
DXC Technology Co.*	10,698	349,076
Euronet Worldwide, Inc.*	249	32,407
Fair Isaac Corp.*	1,306	609,197
Fidelity National Information Services, Inc.	536	53,825
Fiserv, Inc.*	5,217	529,004
FleetCor Technologies, Inc.*	1,725	429,629
Fortinet, Inc.(a)*	4,278	1,461,964
Gartner, Inc.*	2,631	782,617
Global Payments, Inc.	1,708	233,723
Globant S.A. (Luxembourg)*	752	197,077
GoDaddy, Inc., Class A*	3,919	328,020
HubSpot, Inc.*	1,859	882,913
InterDigital, Inc.	1,478	94,296
International Business Machines Corp.(a)	5,778	751,256
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.(a)	1,813	$ 871,763
Manhattan Associates, Inc.*	1,887	261,746
Mastercard, Inc., Class A	193	68,974
Microsoft Corp.(a)	13,177	4,062,601
MongoDB, Inc.*	1,982	879,195
NortonLifeLock, Inc.(a)	25,214	668,675
Open Text Corp. (Canada)	2,346	99,470
Oracle Corp.(a)	36,913	3,053,813
Paychex, Inc.(a)	8,044	1,097,765
Paycom Software, Inc.*	2,564	888,118
Paylocity Holding Corp.*	253	52,060
PayPal Holdings, Inc.(a)*	22,494	2,601,431
Progress Software Corp.	1,382	65,078
Sailpoint Technologies Holdings, Inc.*	146	7,472
Salesforce, Inc.*	2,018	428,462
ServiceNow, Inc.(a)*	4,892	2,724,306
Splunk, Inc.*	425	63,159
SPS Commerce, Inc.*	870	114,144
SS&C Technologies Holdings, Inc.	1,059	79,446
Synopsys, Inc.(a)*	2,738	912,493
Teradata Corp.*	2,575	126,922
Trade Desk, Inc. (The), Class A*	6,314	437,245
TTEC Holdings, Inc.	39	3,218
Varonis Systems, Inc.*	1,297	61,659
Verint Systems, Inc.*	3,482	180,019
VeriSign, Inc.*	1,664	370,173
Visa, Inc., Class A	457	101,349
Western Union Co. (The)	11,986	224,618
Zendesk, Inc.*	1,496	179,954
		34,389,345
Technology Hardware & Equipment — 5.8%
3D Systems Corp.*	13,867	231,301
Amphenol Corp., Class A	1,509	113,703
Apple, Inc.(a)	17,701	3,090,772
Badger Meter, Inc.	849	84,654
Belden, Inc.	747	41,384
CDW Corp.	599	107,155
Ciena Corp.*	1,060	64,268
Cisco Systems, Inc.(a)	34,836	1,942,455
Coherent, Inc.*	749	204,747
Corning, Inc.	24,742	913,227
CTS Corp.	5	177
Dell Technologies, Inc., Class C	1,698	85,223
Extreme Networks, Inc.*	19,883	242,771
Hewlett Packard Enterprise Co.	30,288	506,112

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.(a)	22,886	$ 830,762
Infinera Corp.*	7,093	61,496
IPG Photonics Corp.*	4,562	500,725
Itron, Inc.*	1,254	66,061
Jabil, Inc.	6,286	388,035
Juniper Networks, Inc.	3,030	112,595
Keysight Technologies, Inc.*	3,958	625,245
Knowles Corp.*	4,790	103,129
Lumentum Holdings, Inc.*	691	67,442
Motorola Solutions, Inc.	3,034	734,835
NetApp, Inc.	7,071	586,893
NetScout Systems, Inc.*	3,045	97,684
PC Connection, Inc.	52	2,724
Pure Storage, Inc., Class A*	10,738	379,159
Sanmina Corp.*	1,650	66,693
Seagate Technology Holdings PLC (Ireland)	11,268	1,012,993
TE Connectivity Ltd. (Switzerland)	1,872	245,194
Trimble, Inc.*	2,007	144,785
Vishay Intertechnology, Inc.	10,613	208,015
Western Digital Corp.*	9,860	489,549
Zebra Technologies Corp., Class A*	592	244,910
		14,596,873
Telecommunication Services — 1.5%
AT&T, Inc.(a)	42,457	1,003,259
EchoStar Corp., Class A*	9,120	221,981
Gogo, Inc.*	4,083	77,822
Iridium Communications, Inc.*	3,825	154,224
Lumen Technologies, Inc.	21,322	240,299
TELUS Corp. (Canada)	138	3,607
T-Mobile US, Inc.(a)*	10,142	1,301,726
Verizon Communications, Inc.(a)	15,300	779,382
		3,782,300
Transportation — 2.5%
Alaska Air Group, Inc.*	4,706	272,995
ArcBest Corp.	5,584	449,512
Atlas Air Worldwide Holdings, Inc.*	2,756	238,036
CSX Corp.(a)	20,238	757,913
Expeditors International of Washington, Inc.	6,732	694,473
FedEx Corp.	5,164	1,194,898
Forward Air Corp.	10	978
Heartland Express, Inc.	14	197
Hub Group, Inc., Class A*	670	51,731
Matson, Inc.	2,477	298,776
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.	664	$ 189,386
Old Dominion Freight Line, Inc.	1,862	556,142
Southwest Airlines Co.*	767	35,128
Union Pacific Corp.	2,647	723,187
United Airlines Holdings, Inc.*	870	40,333
United Parcel Service, Inc., Class B(a)	3,600	772,056
XPO Logistics, Inc.*	1,238	90,126
		6,365,867
Utilities — 1.9%
AES Corp. (The)	9,260	238,260
American Electric Power Co., Inc.	9,219	919,780
American Water Works Co., Inc.	980	162,219
Consolidated Edison, Inc.	4,394	416,024
Constellation Energy Corp.(a)	8,529	479,756
DTE Energy Co.(a)	6,116	808,596
Exelon Corp.(a)	2,701	128,649
FirstEnergy Corp.	1,865	85,529
NextEra Energy, Inc.	66	5,591
NRG Energy, Inc.	10,618	407,306
Otter Tail Corp.	588	36,750
PPL Corp.	24,259	692,837
Sempra Energy	28	4,707
Southern Co. (The)	5,525	400,618
		4,786,622
TOTAL COMMON STOCKS (Cost $218,527,778)		240,732,545
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		12,466,611
NET ASSETS - 100.0%		$ 253,199,156

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of March 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 27, 2024 and July 6, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.7% of net assets as of March 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	6,144	$ 39,100	$ 47,677	$ 8,824
BorgWarner, Inc.	Morgan Stanley	4,665	176,762	181,469	4,735
Ford Motor Co.	Morgan Stanley	79,919	952,843	1,351,430	411,198
General Motors Co.	Morgan Stanley	30,582	1,474,264	1,337,657	(136,308)
Gentherm, Inc.	Morgan Stanley	589	41,082	43,021	1,940
Lear Corp.	Morgan Stanley	266	43,754	37,929	(5,840)
Magna International, Inc. (Canada)	Morgan Stanley	2,240	132,544	144,054	12,103
Thor Industries, Inc.	Morgan Stanley	2,345	197,735	184,552	(13,270)
Visteon Corp.	Morgan Stanley	1,557	172,899	169,915	(3,205)
		128,307	3,230,983	3,497,704	280,177
Capital Goods
3M Co.	Morgan Stanley	4,846	798,853	721,472	(40,821)
A.O. Smith Corp.	Morgan Stanley	6,642	416,230	424,357	12,593
AAR Corp.	Morgan Stanley	1,246	42,194	60,344	18,151
AECOM	Morgan Stanley	3,557	252,473	273,213	20,843
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	3,999	156,210	157,361	1,175
Albany International Corp., Class A	Morgan Stanley	704	60,401	59,361	(932)
Apogee Enterprises, Inc.	Morgan Stanley	1,169	32,140	55,481	24,698
Armstrong World Industries, Inc.	Morgan Stanley	467	45,036	42,035	(2,981)
Atkore, Inc.	Morgan Stanley	5,158	346,098	507,754	161,720
Barnes Group, Inc.	Morgan Stanley	419	18,072	16,840	(1,227)
Boise Cascade Co.	Morgan Stanley	4,661	258,415	323,800	83,351
Builders FirstSource, Inc.	Morgan Stanley	10,583	764,871	683,027	(81,693)
Carrier Global Corp.	Morgan Stanley	3,549	158,959	162,793	3,945
Crane Co.	Morgan Stanley	1,200	113,328	129,936	18,584
CSW Industrials, Inc.	Morgan Stanley	29	3,407	3,410	(4)
Cummins, Inc.	Morgan Stanley	2,490	520,916	510,724	(7,628)
Curtiss-Wright Corp.	Morgan Stanley	191	25,087	28,681	3,670
Deere & Co.	Morgan Stanley	1,157	183,869	480,687	304,952
Dover Corp.	Morgan Stanley	422	62,340	66,212	5,059
Dycom Industries, Inc.	Morgan Stanley	1,500	143,242	142,890	(330)
Eaton Corp. PLC (Ireland)	Morgan Stanley	6,148	1,012,789	933,020	(77,547)
Encore Wire Corp.	Morgan Stanley	4,238	526,123	483,429	(42,476)
Enerpac Tool Group Corp.	Morgan Stanley	68	1,492	1,489	(11)
Fastenal Co.	Morgan Stanley	4,016	209,622	238,550	28,982
Fortune Brands Home & Security, Inc.	Morgan Stanley	1,723	143,998	127,984	(15,850)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
General Dynamics Corp.	Morgan Stanley	4,737	$ 968,995	$ 1,142,470	$ 187,954
General Electric Co.	Morgan Stanley	6,021	546,780	550,921	4,574
Graco, Inc.	Morgan Stanley	499	34,743	34,790	46
Herc Holdings, Inc.	Morgan Stanley	256	24,642	42,775	18,614
Hillenbrand, Inc.	Morgan Stanley	1,464	63,470	64,665	2,075
Honeywell International, Inc.	Morgan Stanley	1,250	231,112	243,225	16,000
Ingersoll Rand, Inc.	Morgan Stanley	6,623	330,861	333,468	1,027
ITT, Inc.	Morgan Stanley	2,304	190,120	173,284	(16,553)
Johnson Controls International PLC (Ireland)	Morgan Stanley	3,923	245,827	257,231	18,683
Kadant, Inc.	Morgan Stanley	14	2,751	2,719	(40)
Kennametal, Inc.	Morgan Stanley	4,933	171,074	141,133	(29,311)
L3Harris Technologies, Inc.	Morgan Stanley	946	237,357	235,053	(2,291)
Lockheed Martin Corp.	Morgan Stanley	2,712	1,045,149	1,197,077	164,227
Masco Corp.	Morgan Stanley	5,494	363,218	280,194	(80,962)
Mueller Industries, Inc.	Morgan Stanley	3,304	186,263	178,978	(6,403)
MYR Group, Inc.	Morgan Stanley	416	36,032	39,121	3,070
Nordson Corp.	Morgan Stanley	1,146	252,658	260,234	8,584
NOW, Inc.	Morgan Stanley	6,938	47,371	76,526	30,052
nVent Electric PLC (Ireland)	Morgan Stanley	2,338	79,683	81,316	1,645
Otis Worldwide Corp.	Morgan Stanley	7,764	621,204	597,440	(22,013)
Owens Corning	Morgan Stanley	510	43,820	46,665	4,679
Parker-Hannifin Corp.	Morgan Stanley	469	137,848	133,083	(3,459)
Pentair PLC (Ireland)	Morgan Stanley	4,436	205,198	240,476	41,213
Quanta Services, Inc.	Morgan Stanley	1,074	113,951	141,349	27,423
Raytheon Technologies Corp.	Morgan Stanley	1,439	135,352	142,562	7,960
Resideo Technologies, Inc.	Morgan Stanley	5,472	139,850	130,398	(9,431)
Roper Technologies, Inc.	Morgan Stanley	238	105,547	112,391	6,918
Shyft Group, Inc. (The)	Morgan Stanley	1,103	51,080	39,829	(11,431)
SiteOne Landscape Supply, Inc.	Morgan Stanley	281	48,356	45,435	(2,919)
Snap-on, Inc.	Morgan Stanley	1,462	237,636	300,412	76,938
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	13,587	647,131	664,268	17,247
SPX Corp.	Morgan Stanley	800	45,394	39,528	(6,043)
SPX FLOW, Inc.	Morgan Stanley	422	28,296	36,385	8,233
Standex International Corp.	Morgan Stanley	13	1,339	1,299	(47)
Terex Corp.	Morgan Stanley	1,344	17,530	47,927	33,112
Textron, Inc.	Morgan Stanley	1,023	67,332	76,091	8,839
Timken Co. (The)	Morgan Stanley	452	28,198	27,436	(764)
Trane Technologies PLC (Ireland)	Morgan Stanley	1,335	226,666	203,855	(22,689)
TransDigm Group, Inc.	Morgan Stanley	41	26,884	26,713	(173)
Trex Co., Inc.	Morgan Stanley	4,639	486,977	303,066	(183,818)
UFP Industries, Inc.	Morgan Stanley	1,497	125,466	115,509	(9,846)
Veritiv Corp.	Morgan Stanley	774	82,290	103,399	21,244
Watts Water Technologies, Inc., Class A	Morgan Stanley	521	73,640	72,726	(504)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	2,856	260,972	274,662	14,222
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	1,068	39,478	41,791	3,301
WW Grainger, Inc.	Morgan Stanley	210	86,857	108,316	22,085
Xylem, Inc.	Morgan Stanley	54	4,691	4,604	4,633
Zurn Water Solutions Corp.	Morgan Stanley	11,422	392,112	404,339	12,657
		191,806	15,835,366	16,451,984	774,781
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services
ACV Auctions, Inc., Class A	Morgan Stanley	632	$ 9,436	$ 9,360	$ (83)
Brink's Co. (The)	Morgan Stanley	473	29,362	32,164	3,198
Cintas Corp.	Morgan Stanley	1,022	425,429	434,749	9,417
Clean Harbors, Inc.	Morgan Stanley	34	3,028	3,796	761
Copart, Inc.	Morgan Stanley	4,035	532,924	506,271	(29,017)
Exponent, Inc.	Morgan Stanley	304	27,302	32,847	6,515
Huron Consulting Group, Inc.	Morgan Stanley	210	9,721	9,620	(107)
Jacobs Engineering Group, Inc.	Morgan Stanley	4,065	506,702	560,198	56,866
KBR, Inc.	Morgan Stanley	1,419	76,371	77,662	1,299
Kelly Services, Inc., Class A	Morgan Stanley	8	175	174	(9)
Kforce, Inc.	Morgan Stanley	575	40,649	42,533	2,019
Korn Ferry	Morgan Stanley	3,862	271,881	250,798	(20,365)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	16,155	279,432	440,062	181,184
Republic Services, Inc.	Morgan Stanley	2,161	161,595	286,332	138,710
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	1,859	111,429	109,737	(1,411)
Robert Half International, Inc.	Morgan Stanley	2,215	213,295	252,909	43,172
Tetra Tech, Inc.	Morgan Stanley	3,067	466,899	505,871	39,589
Thomson Reuters Corp. (Canada)	Morgan Stanley	21	2,304	2,286	(25)
TriNet Group, Inc.	Morgan Stanley	1,560	138,905	153,442	15,067
Waste Management, Inc.	Morgan Stanley	2,512	361,428	398,152	38,633
		46,189	3,668,267	4,108,963	485,413
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	1,829	88,410	73,636	(14,300)
BRP, Inc. (Canada)	Morgan Stanley	60	4,828	4,907	73
Cavco Industries, Inc.	Morgan Stanley	228	51,912	54,914	3,005
Crocs, Inc.	Morgan Stanley	1,742	156,916	133,089	(23,979)
DR Horton, Inc.	Morgan Stanley	6,107	308,517	455,033	154,675
GoPro, Inc., Class A	Morgan Stanley	20,936	198,567	178,584	(20,760)
Hasbro, Inc.	Morgan Stanley	2,110	191,877	172,851	(16,765)
Levi Strauss & Co., Class A	Morgan Stanley	2,165	49,684	42,780	(6,945)
Mattel, Inc.	Morgan Stanley	11,891	286,026	264,099	(21,875)
Mohawk Industries, Inc.	Morgan Stanley	1,664	143,364	206,669	63,327
Movado Group, Inc.	Morgan Stanley	15	602	586	(24)
Newell Brands, Inc.	Morgan Stanley	5,700	126,561	122,037	652
NIKE, Inc., Class B	Morgan Stanley	6,913	1,023,099	930,213	(100,464)
PVH Corp.	Morgan Stanley	1,270	83,655	97,295	13,717
Ralph Lauren Corp.	Morgan Stanley	1,542	180,086	174,924	(4,363)
Skyline Champion Corp.	Morgan Stanley	7,779	461,453	426,912	(34,453)
Smith & Wesson Brands, Inc.	Morgan Stanley	5,707	92,374	86,347	(4,622)
Sonos, Inc.	Morgan Stanley	4,242	104,271	119,709	16,691
Steven Madden Ltd.	Morgan Stanley	4,459	193,918	172,296	(20,759)
Sturm Ruger & Co., Inc.	Morgan Stanley	1,362	86,466	94,822	14,447
Tapestry, Inc.	Morgan Stanley	2,132	80,221	79,204	121
Tempur Sealy International, Inc.	Morgan Stanley	3,367	130,175	94,007	(35,181)
Under Armour, Inc., Class C	Morgan Stanley	11,325	205,728	176,217	(33,437)
VF Corp.	Morgan Stanley	1,075	60,861	61,125	785
Vista Outdoor, Inc.	Morgan Stanley	5,203	201,363	185,695	(16,011)
Whirlpool Corp.	Morgan Stanley	1,425	279,493	246,212	(26,660)
		112,248	4,790,427	4,654,163	(113,105)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
Accel Entertainment, Inc.	Morgan Stanley	120	$ 1,568	$ 1,462	$ (114)
Airbnb, Inc., Class A	Morgan Stanley	702	100,899	120,576	22,423
Bloomin' Brands, Inc.	Morgan Stanley	6,518	75,924	143,005	67,776
Booking Holdings, Inc.	Morgan Stanley	262	540,754	615,294	74,645
Boyd Gaming Corp.	Morgan Stanley	1,016	60,304	66,832	6,668
Caesars Entertainment, Inc.	Morgan Stanley	1,459	114,618	112,868	(1,734)
Cheesecake Factory, Inc. (The)	Morgan Stanley	4,268	165,401	169,824	4,152
Choice Hotels International, Inc.	Morgan Stanley	353	40,692	50,041	9,602
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	1,240	155,197	147,225	(7,117)
Darden Restaurants, Inc.	Morgan Stanley	208	27,613	27,654	1,970
Dine Brands Global, Inc.	Morgan Stanley	2,740	110,973	213,583	108,489
Domino's Pizza, Inc.	Morgan Stanley	90	37,781	36,631	(1,132)
European Wax Center, Inc., Class A	Morgan Stanley	57	1,731	1,685	(54)
Golden Entertainment, Inc.	Morgan Stanley	778	34,171	45,178	11,039
Houghton Mifflin Harcourt Co.	Morgan Stanley	9,382	153,011	197,116	44,129
McDonald's Corp.	Morgan Stanley	2,447	570,536	605,094	50,342
MGM Resorts International	Morgan Stanley	2,509	106,819	105,227	(2,073)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	2,370	49,403	51,856	2,455
Penn National Gaming, Inc.	Morgan Stanley	4,326	274,650	183,509	(91,092)
Red Rock Resorts, Inc., Class A	Morgan Stanley	2,331	101,048	113,193	13,536
Service Corp. International	Morgan Stanley	1,046	54,904	68,848	15,805
Six Flags Entertainment Corp.	Morgan Stanley	704	29,637	30,624	985
Starbucks Corp.	Morgan Stanley	5,211	452,185	474,045	22,681
Strategic Education, Inc.	Morgan Stanley	504	30,956	33,456	2,552
WW International, Inc.	Morgan Stanley	3,908	53,164	39,979	(14,009)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	1,397	103,219	118,312	15,650
Wynn Resorts Ltd.	Morgan Stanley	723	56,963	57,652	(235)
Yum! Brands, Inc.	Morgan Stanley	1,393	134,556	165,112	37,459
		58,062	3,638,677	3,995,881	394,798
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	880	132,797	124,036	(9,080)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	5,119	1,195,555	1,806,546	612,603
BlackRock, Inc.	Morgan Stanley	1,171	866,372	894,843	41,440
Blackstone, Inc.	Morgan Stanley	351	45,549	44,556	(992)
Cboe Global Markets, Inc.	Morgan Stanley	569	65,110	65,105	1
CME Group, Inc.	Morgan Stanley	1,721	412,261	409,357	(2,093)
Donnelley Financial Solutions, Inc.	Morgan Stanley	1,924	79,706	63,992	(15,705)
Franklin Resources, Inc.	Morgan Stanley	15,500	483,879	432,760	(44,894)
Intercontinental Exchange, Inc.	Morgan Stanley	1,559	206,202	205,975	1,607
Invesco Ltd. (Bermuda)	Morgan Stanley	7,371	174,540	169,975	(1,411)
Moody's Corp.	Morgan Stanley	1,189	422,607	401,180	(20,466)
MSCI, Inc.	Morgan Stanley	442	210,789	222,273	11,677
Nasdaq, Inc.	Morgan Stanley	3,558	484,131	634,036	159,813
Open Lending Corp., Class A	Morgan Stanley	88	1,683	1,664	(26)
S&P Global, Inc.	Morgan Stanley	751	294,507	308,045	16,818
T Rowe Price Group, Inc.	Morgan Stanley	5,405	923,729	817,182	(74,600)
		47,598	5,999,417	6,601,525	674,692
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
Antero Resources Corp.	Morgan Stanley	929	$ 19,080	$ 28,362	$ 12,474
APA Corp.	Morgan Stanley	11,246	267,304	464,797	199,220
Arch Resources, Inc.	Morgan Stanley	120	16,824	16,486	(343)
Baker Hughes Co.	Morgan Stanley	11,078	297,227	403,350	114,039
Cactus, Inc., Class A	Morgan Stanley	2	45	113	62
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	7,059	405,530	437,517	34,871
Centennial Resource Development, Inc., Class A	Morgan Stanley	29,803	247,448	240,510	(6,894)
ChampionX Corp.	Morgan Stanley	3,952	82,258	96,745	15,597
Cheniere Energy, Inc.	Morgan Stanley	3,004	391,011	416,505	26,020
Chevron Corp.	Morgan Stanley	6,715	890,658	1,093,403	210,983
Comstock Resources, Inc.	Morgan Stanley	3,680	28,407	48,024	20,101
Denbury, Inc.	Morgan Stanley	2,526	177,079	198,468	22,276
Dril-Quip, Inc.	Morgan Stanley	1,116	40,262	41,683	1,421
DT Midstream, Inc.	Morgan Stanley	269	14,593	14,596	(2)
EOG Resources, Inc.	Morgan Stanley	8,625	720,518	1,028,359	347,854
Exxon Mobil Corp.	Morgan Stanley	13,857	795,132	1,144,450	421,776
Halliburton Co.	Morgan Stanley	11,188	272,569	423,690	161,700
Helmerich & Payne, Inc.	Morgan Stanley	4,345	101,221	185,879	85,757
Imperial Oil Ltd. (Canada)	Morgan Stanley	1,760	58,570	85,043	27,431
Marathon Oil Corp.	Morgan Stanley	32,128	376,096	806,734	464,155
Marathon Petroleum Corp.	Morgan Stanley	17,411	1,185,666	1,488,640	324,059
Murphy Oil Corp.	Morgan Stanley	5,068	138,863	204,697	68,099
Oasis Petroleum, Inc.	Morgan Stanley	1,273	162,445	186,240	24,217
Occidental Petroleum Corp.	Morgan Stanley	16,311	455,105	925,486	533,207
Oceaneering International, Inc.	Morgan Stanley	11,546	145,760	175,037	29,300
ONEOK, Inc.	Morgan Stanley	9,555	506,610	674,870	187,408
Ovintiv, Inc.	Morgan Stanley	4,375	114,622	236,556	124,472
PDC Energy, Inc.	Morgan Stanley	4,131	252,080	300,241	49,700
Pembina Pipeline Corp. (Canada)	Morgan Stanley	4,370	158,676	164,312	6,139
Phillips 66	Morgan Stanley	3,260	251,646	281,631	34,752
Schlumberger NV (Curacao)	Morgan Stanley	1,456	43,615	60,147	16,796
SM Energy Co.	Morgan Stanley	598	3,321	23,292	22,647
Suncor Energy, Inc. (Canada)	Morgan Stanley	3,456	83,363	112,631	31,171
Talos Energy, Inc.	Morgan Stanley	5,585	89,462	88,187	(1,264)
Valero Energy Corp.	Morgan Stanley	1,655	114,708	168,049	56,531
Vermilion Energy, Inc. (Canada)	Morgan Stanley	12,147	180,661	255,330	75,159
Weatherford International PLC (Ireland)	Morgan Stanley	14	465	466	29
Whiting Petroleum Corp.	Morgan Stanley	768	36,548	62,600	26,186
Williams Cos., Inc. (The)	Morgan Stanley	1,940	62,983	64,815	1,837
		258,321	9,188,431	12,647,941	3,768,943
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	1,789	924,424	1,030,196	106,961
Ingles Markets, Inc., Class A	Morgan Stanley	100	9,102	8,905	(203)
Kroger Co. (The)	Morgan Stanley	3,199	146,109	183,527	38,416
Sysco Corp.	Morgan Stanley	2,493	201,104	203,553	3,655
United Natural Foods, Inc.	Morgan Stanley	877	36,363	36,264	(1,203)
Walgreens Boots Alliance, Inc.	Morgan Stanley	5,054	203,123	226,268	34,857
Walmart, Inc.	Morgan Stanley	8,359	1,036,370	1,244,822	245,779
		21,871	2,556,595	2,933,535	428,262
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	7,730	$ 352,619	$ 403,892	$ 98,656
Archer-Daniels-Midland Co.	Morgan Stanley	5,113	303,329	461,499	166,161
Brown-Forman Corp., Class B	Morgan Stanley	1,366	88,913	91,549	2,647
Bunge Ltd. (Bermuda)	Morgan Stanley	65	6,966	7,203	230
Coca-Cola Co. (The)	Morgan Stanley	11,986	645,107	743,132	130,939
Coca-Cola Consolidated, Inc.	Morgan Stanley	192	89,234	95,395	6,038
Constellation Brands, Inc., Class A	Morgan Stanley	1,690	335,381	389,241	58,023
Darling Ingredients, Inc.	Morgan Stanley	1,149	86,530	92,357	5,837
General Mills, Inc.	Morgan Stanley	6,033	398,011	408,555	14,827
Hain Celestial Group, Inc. (The)	Morgan Stanley	800	26,628	27,520	890
Hormel Foods Corp.	Morgan Stanley	4,714	238,214	242,960	4,769
Kraft Heinz Co. (The)	Morgan Stanley	7,095	212,251	279,472	77,774
Molson Coors Beverage Co., Class B	Morgan Stanley	3,330	157,040	177,755	24,646
Mondelez International, Inc., Class A	Morgan Stanley	7,910	454,602	496,590	54,020
Monster Beverage Corp.	Morgan Stanley	7,035	559,025	562,096	3,180
PepsiCo, Inc.	Morgan Stanley	3,625	557,085	606,752	65,304
Philip Morris International, Inc.	Morgan Stanley	9,181	851,819	862,463	42,749
Sanderson Farms, Inc.	Morgan Stanley	3,091	573,387	579,532	8,367
Tyson Foods, Inc., Class A	Morgan Stanley	9,682	792,228	867,798	85,060
Vector Group Ltd.	Morgan Stanley	5,930	64,476	71,397	8,681
		97,717	6,792,845	7,467,158	858,798
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	10,513	1,257,639	1,244,319	(6,653)
ABIOMED, Inc.	Morgan Stanley	8	2,707	2,650	(39)
Acadia Healthcare Co., Inc.	Morgan Stanley	4,715	280,267	308,974	28,758
Addus HomeCare Corp.	Morgan Stanley	392	31,349	36,570	5,234
Align Technology, Inc.	Morgan Stanley	1,121	538,007	488,756	(49,849)
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	7,127	130,015	160,500	31,259
Amedisys, Inc.	Morgan Stanley	907	120,948	156,267	37,394
AMN Healthcare Services, Inc.	Morgan Stanley	581	58,105	60,616	2,515
Anthem, Inc.	Morgan Stanley	2,727	1,064,094	1,339,557	286,551
Apollo Medical Holdings, Inc.	Morgan Stanley	5,648	396,898	273,759	(129,148)
Avanos Medical, Inc.	Morgan Stanley	3,288	105,411	110,148	4,751
Axonics, Inc.	Morgan Stanley	238	14,827	14,899	66
Centene Corp.	Morgan Stanley	1,120	93,624	94,293	681
Cerner Corp.	Morgan Stanley	5,419	422,273	507,002	88,145
Chemed Corp.	Morgan Stanley	87	41,321	44,070	2,898
Cigna Corp.	Morgan Stanley	607	139,251	145,443	6,995
CVS Health Corp.	Morgan Stanley	1,527	143,048	154,548	14,502
DaVita, Inc.	Morgan Stanley	1,407	160,507	159,146	(1,335)
Dexcom, Inc.	Morgan Stanley	1,453	708,399	743,355	30,652
Doximity, Inc., Class A	Morgan Stanley	802	52,456	41,776	(10,677)
Edwards Lifesciences Corp.	Morgan Stanley	3,209	343,111	377,763	35,292
Ensign Group, Inc. (The)	Morgan Stanley	505	37,422	45,455	9,245
Envista Holdings Corp.	Morgan Stanley	2,970	120,612	144,669	24,186
Evolent Health, Inc., Class A	Morgan Stanley	542	16,497	17,507	1,005
Fulgent Genetics, Inc.	Morgan Stanley	5,770	433,175	360,106	(73,438)
Globus Medical, Inc., Class A	Morgan Stanley	367	23,273	27,077	4,904
HCA Healthcare, Inc.	Morgan Stanley	1,726	281,285	432,570	162,291
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Hologic, Inc.	Morgan Stanley	5,712	$ 329,092	$ 438,796	$ 109,765
ICU Medical, Inc.	Morgan Stanley	611	132,896	136,033	3,157
IDEXX Laboratories, Inc.	Morgan Stanley	245	118,907	134,030	15,139
Integra LifeSciences Holdings Corp.	Morgan Stanley	2,835	189,607	182,177	(7,595)
Intuitive Surgical, Inc.	Morgan Stanley	174	47,310	52,492	5,184
Laboratory Corp. of America Holdings	Morgan Stanley	2,135	501,544	562,914	61,380
LivaNova PLC (United Kingdom)	Morgan Stanley	4,721	375,919	386,319	10,309
Masimo Corp.	Morgan Stanley	868	132,636	126,329	(8,174)
McKesson Corp.	Morgan Stanley	2,287	502,714	700,119	203,390
MEDNAX, Inc.	Morgan Stanley	4,908	111,499	115,240	3,450
Medtronic PLC (Ireland)	Morgan Stanley	8,920	902,674	989,674	114,076
Merit Medical Systems, Inc.	Morgan Stanley	1,394	79,824	92,729	13,087
Molina Healthcare, Inc.	Morgan Stanley	660	199,915	220,169	20,288
Natus Medical, Inc.	Morgan Stanley	39	1,017	1,025	—
NextGen Healthcare, Inc.	Morgan Stanley	3,572	54,190	74,691	20,555
Omnicell, Inc.	Morgan Stanley	932	119,753	120,685	904
Ortho Clinical Diagnostics Holdings PLC (United Kingdom)	Morgan Stanley	6,671	115,069	124,481	9,554
Quest Diagnostics, Inc.	Morgan Stanley	3,047	427,750	417,012	(9,136)
Select Medical Holdings Corp.	Morgan Stanley	5,476	106,908	131,369	25,721
STAAR Surgical Co.	Morgan Stanley	2,674	295,102	213,679	(84,442)
Tandem Diabetes Care, Inc.	Morgan Stanley	620	71,585	72,100	341
Teleflex, Inc.	Morgan Stanley	2,129	706,842	755,433	49,359
Tenet Healthcare Corp.	Morgan Stanley	194	10,844	16,676	5,826
Tivity Health, Inc.	Morgan Stanley	3,435	35,104	110,504	78,182
UnitedHealth Group, Inc.	Morgan Stanley	1,959	786,649	999,031	245,084
Universal Health Services, Inc., Class B	Morgan Stanley	187	27,378	27,106	(3,846)
Varex Imaging Corp.	Morgan Stanley	2,342	64,807	49,861	(15,123)
Veeva Systems, Inc., Class A	Morgan Stanley	505	90,040	107,292	22,361
		134,028	13,554,096	14,849,761	1,394,981
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	639	56,051	63,504	7,783
Colgate-Palmolive Co.	Morgan Stanley	12,547	914,226	951,439	68,203
Coty, Inc., Class A	Morgan Stanley	20,773	172,185	186,749	14,379
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	2,719	788,341	740,438	(48,965)
Kimberly-Clark Corp.	Morgan Stanley	3,147	405,239	387,585	(15,470)
Procter & Gamble Co. (The)	Morgan Stanley	7,118	1,011,463	1,087,630	98,244
		46,943	3,347,505	3,417,345	124,174
Materials
AdvanSix, Inc.	Morgan Stanley	1,651	68,175	84,350	16,883
Alcoa Corp.	Morgan Stanley	2,005	95,667	180,510	85,534
Ashland Global Holdings, Inc.	Morgan Stanley	586	50,499	57,668	8,985
Avery Dennison Corp.	Morgan Stanley	531	106,228	92,378	(13,933)
Avient Corp.	Morgan Stanley	2,273	79,847	109,104	29,729
Balchem Corp.	Morgan Stanley	489	67,862	66,846	(1,009)
Ball Corp.	Morgan Stanley	579	51,477	52,110	636
Celanese Corp.	Morgan Stanley	618	95,217	88,294	(6,589)
CF Industries Holdings, Inc.	Morgan Stanley	5,135	326,923	529,213	208,903
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Chemours Co. (The)	Morgan Stanley	2,271	$ 64,605	$ 71,491	$ 26,884
Corteva, Inc.	Morgan Stanley	6,940	307,644	398,911	95,482
Dow, Inc.	Morgan Stanley	3,154	176,708	200,973	41,335
DuPont de Nemours, Inc.	Morgan Stanley	13,805	1,059,332	1,015,772	(36,000)
Eagle Materials, Inc.	Morgan Stanley	2,322	321,606	298,052	(22,515)
Eastman Chemical Co.	Morgan Stanley	2,066	229,397	231,516	3,914
ERO Copper Corp. (Canada)	Morgan Stanley	11	156	161	(3)
Ferro Corp.	Morgan Stanley	5,440	111,931	118,266	6,524
FMC Corp.	Morgan Stanley	3,391	376,887	446,154	71,888
Franco-Nevada Corp. (Canada)	Morgan Stanley	151	23,591	24,088	115
Freeport-McMoRan, Inc.	Morgan Stanley	7,138	211,127	355,044	148,426
Hecla Mining Co.	Morgan Stanley	5,818	38,148	38,224	77
Huntsman Corp.	Morgan Stanley	1,421	54,249	53,302	(822)
Ingevity Corp.	Morgan Stanley	1,039	48,016	66,569	19,691
Innospec, Inc.	Morgan Stanley	273	25,911	25,266	(611)
International Paper Co.	Morgan Stanley	13,759	632,978	634,978	10,481
Intrepid Potash, Inc.	Morgan Stanley	128	10,520	10,514	(11)
Kronos Worldwide, Inc.	Morgan Stanley	92	1,429	1,428	(4)
Linde PLC (Ireland)	Morgan Stanley	2,657	614,861	848,726	254,027
Louisiana-Pacific Corp.	Morgan Stanley	1,136	64,438	70,568	6,997
LyondellBasell Industries N.V., Class A (Netherlands)	Morgan Stanley	2,758	265,785	283,578	22,796
Methanex Corp. (Canada)	Morgan Stanley	1,080	52,506	58,925	6,524
Minerals Technologies, Inc.	Morgan Stanley	540	28,934	35,721	6,924
Mosaic Co. (The)	Morgan Stanley	367	23,206	24,406	1,406
New Gold, Inc. (Canada)	Morgan Stanley	43,329	76,873	77,992	1,127
Newmont Corp.	Morgan Stanley	706	55,494	56,092	601
Nucor Corp.	Morgan Stanley	4,170	377,848	619,870	249,421
Nutrien Ltd. (Canada)	Morgan Stanley	2,403	214,392	249,888	36,461
O-I Glass, Inc.	Morgan Stanley	6,830	81,823	90,019	8,206
Olin Corp.	Morgan Stanley	5,183	238,484	270,967	35,375
Pan American Silver Corp. (Canada)	Morgan Stanley	6,137	135,965	167,540	37,370
PPG Industries, Inc.	Morgan Stanley	1,884	237,326	246,936	9,734
Reliance Steel & Aluminum Co.	Morgan Stanley	517	92,986	94,792	2,244
Royal Gold, Inc.	Morgan Stanley	801	96,233	113,165	17,322
Sealed Air Corp.	Morgan Stanley	5,159	310,214	345,447	38,005
Sensient Technologies Corp.	Morgan Stanley	1,312	116,907	110,142	(6,410)
SSR Mining, Inc. (Canada)	Morgan Stanley	12,168	211,362	264,654	53,972
Sylvamo Corp.	Morgan Stanley	1,105	39,440	36,774	(2,666)
TriMas Corp.	Morgan Stanley	82	2,639	2,631	(15)
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	1,362	25,880	26,954	1,152
United States Steel Corp.	Morgan Stanley	448	8,352	16,908	8,571
Warrior Met Coal, Inc.	Morgan Stanley	3,669	140,800	136,157	(4,622)
Westlake Corp.	Morgan Stanley	715	66,047	88,231	22,664
Yamana Gold, Inc. (Canada)	Morgan Stanley	48,781	271,204	272,198	2,041
		238,385	8,486,129	9,860,463	1,503,217
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	6,479	457,598	519,033	61,947
Alphabet, Inc., Class A	Morgan Stanley	1,106	1,633,721	3,076,173	1,442,784
AMC Entertainment Holdings, Inc., Class A	Morgan Stanley	12,028	313,479	296,370	(17,052)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
AMC Networks, Inc., Class A	Morgan Stanley	1,217	$ 44,529	$ 49,447	$ 5,218
Bumble, Inc., Class A	Morgan Stanley	10,617	284,016	307,681	23,716
Cars.com, Inc.	Morgan Stanley	25	365	361	(13)
Charter Communications, Inc., Class A	Morgan Stanley	1,942	1,117,207	1,059,400	(57,904)
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	5,737	20,987	19,850	(1,140)
Comcast Corp., Class A	Morgan Stanley	10,381	493,130	486,038	(7,304)
Discovery, Inc., Class A	Morgan Stanley	30,163	771,839	751,662	(20,024)
Fox Corp., Class A	Morgan Stanley	575	20,399	22,684	2,768
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	8,845	271,573	313,555	61,330
Live Nation Entertainment, Inc.	Morgan Stanley	135	15,909	15,881	(32)
Match Group, Inc.	Morgan Stanley	7,825	997,691	850,890	(154,183)
Meta Platforms, Inc., Class A	Morgan Stanley	14,335	3,117,445	3,187,531	61,386
Netflix, Inc.	Morgan Stanley	3,552	1,624,395	1,330,544	(293,520)
News Corp., Class A	Morgan Stanley	10,627	122,040	235,388	117,092
Pinterest, Inc., Class A	Morgan Stanley	1,224	28,869	30,123	1,481
PubMatic, Inc., Class A	Morgan Stanley	5,977	154,380	156,119	168
Scholastic Corp.	Morgan Stanley	10	412	403	(17)
Take-Two Interactive Software, Inc.	Morgan Stanley	279	39,563	42,893	4,354
Thryv Holdings, Inc.	Morgan Stanley	890	27,822	25,027	(2,797)
TripAdvisor, Inc.	Morgan Stanley	3,027	80,631	82,092	1,470
Twitter, Inc.	Morgan Stanley	18,156	609,760	702,456	92,814
Walt Disney Co. (The)	Morgan Stanley	2,560	370,978	351,130	(19,779)
Yelp, Inc.	Morgan Stanley	1,500	53,267	51,165	(2,099)
Ziff Davis, Inc.	Morgan Stanley	1,784	178,147	172,656	(5,566)
		160,996	12,850,152	14,136,552	1,295,098
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	4,437	601,786	587,148	(12,683)
Alnylam Pharmaceuticals, Inc.	Morgan Stanley	66	10,928	10,777	(157)
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	380	13,317	13,642	320
Avantor, Inc.	Morgan Stanley	2,479	84,103	83,840	(254)
Biogen, Inc.	Morgan Stanley	2,450	524,541	515,970	(8,470)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	857	539,617	482,688	(58,101)
Bio-Techne Corp.	Morgan Stanley	280	112,796	121,251	9,807
Bristol-Myers Squibb Co.	Morgan Stanley	9,991	657,012	729,643	78,155
Bruker Corp.	Morgan Stanley	456	29,399	29,321	89
Charles River Laboratories International, Inc.	Morgan Stanley	1,634	458,019	464,007	5,996
Corcept Therapeutics, Inc.	Morgan Stanley	2,743	48,770	61,772	13,082
Cronos Group, Inc. (Canada)	Morgan Stanley	2,303	8,755	8,959	197
Danaher Corp.	Morgan Stanley	1,082	275,890	317,383	46,174
Dynavax Technologies Corp.	Morgan Stanley	6,192	68,957	67,121	(1,829)
Elanco Animal Health, Inc.	Morgan Stanley	10,402	285,415	271,388	(13,975)
Gilead Sciences, Inc.	Morgan Stanley	5,618	330,549	333,990	3,930
Harmony Biosciences Holdings, Inc.	Morgan Stanley	498	21,015	24,228	3,209
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	898	95,318	94,479	(827)
Innoviva, Inc.	Morgan Stanley	3,643	54,647	70,492	17,065
Ionis Pharmaceuticals, Inc.	Morgan Stanley	1,570	56,803	58,153	1,353
IQVIA Holdings, Inc.	Morgan Stanley	311	69,934	71,906	2,321
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	3,697	40,279	46,508	6,230
iTeos Therapeutics, Inc.	Morgan Stanley	334	10,982	10,748	(239)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Johnson & Johnson	Morgan Stanley	5,182	$ 832,864	$ 918,406	$125,389
Merck & Co., Inc.	Morgan Stanley	14,587	1,062,581	1,196,863	177,395
Mettler-Toledo International, Inc.	Morgan Stanley	414	601,869	568,501	(37,507)
Moderna, Inc.	Morgan Stanley	8,163	1,229,461	1,406,158	178,066
Organogenesis Holdings, Inc.	Morgan Stanley	783	5,913	5,966	47
Organon & Co.	Morgan Stanley	6,064	193,055	211,816	22,905
PerkinElmer, Inc.	Morgan Stanley	1,090	180,945	190,161	9,503
Pfizer, Inc.	Morgan Stanley	23,014	956,610	1,191,435	275,984
Prestige Consumer Healthcare, Inc.	Morgan Stanley	1,231	55,997	65,169	9,176
Prothena Corp. PLC (Ireland)	Morgan Stanley	675	27,540	24,685	(3,863)
QIAGEN NV (Netherlands)	Morgan Stanley	1,266	57,806	62,034	4,134
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	637	387,087	444,894	60,639
REGENXBIO, Inc.	Morgan Stanley	689	20,980	22,868	1,885
Sarepta Therapeutics, Inc.	Morgan Stanley	1,504	120,012	117,492	(2,503)
Sundial Growers, Inc. (Canada)	Morgan Stanley	225,171	142,624	157,620	15,017
Syndax Pharmaceuticals, Inc.	Morgan Stanley	58	1,017	1,008	120
Thermo Fisher Scientific, Inc.	Morgan Stanley	590	338,289	348,483	10,421
Vertex Pharmaceuticals, Inc.	Morgan Stanley	568	142,953	148,231	5,300
Viatris, Inc.	Morgan Stanley	17,031	177,858	185,297	7,468
Waters Corp.	Morgan Stanley	1,018	298,319	315,977	17,713
West Pharmaceutical Services, Inc.	Morgan Stanley	484	182,073	198,784	17,348
Xencor, Inc.	Morgan Stanley	308	8,741	8,217	(530)
Zoetis, Inc.	Morgan Stanley	3,578	701,131	674,775	(25,175)
		376,426	12,124,557	12,940,254	960,325
Retailing
Academy Sports & Outdoors, Inc.	Morgan Stanley	2,407	83,837	94,836	11,239
Advance Auto Parts, Inc.	Morgan Stanley	1,199	233,661	248,145	23,669
Amazon.com, Inc.	Morgan Stanley	899	2,492,096	2,930,695	439,111
AutoNation, Inc.	Morgan Stanley	1,347	139,794	134,134	(5,639)
AutoZone, Inc.	Morgan Stanley	424	769,951	866,902	101,161
Bath & Body Works, Inc.	Morgan Stanley	16,293	667,462	778,805	115,343
Best Buy Co., Inc.	Morgan Stanley	1,181	72,330	107,353	41,154
Buckle, Inc. (The)	Morgan Stanley	2,499	76,272	82,567	14,971
Burlington Stores, Inc.	Morgan Stanley	157	33,937	28,601	(6,749)
Dick's Sporting Goods, Inc.	Morgan Stanley	409	41,747	40,908	(838)
Dillard's, Inc., Class A	Morgan Stanley	250	61,611	67,098	5,662
Dollar General Corp.	Morgan Stanley	1,364	303,461	303,667	130
eBay, Inc.	Morgan Stanley	16,093	969,785	921,485	(43,916)
Etsy, Inc.	Morgan Stanley	3,469	495,271	431,127	(64,048)
Genesco, Inc.	Morgan Stanley	197	13,467	12,531	(941)
Genuine Parts Co.	Morgan Stanley	291	26,907	36,672	14,550
Guess?, Inc.	Morgan Stanley	3,383	51,458	73,919	24,897
Home Depot, Inc. (The)	Morgan Stanley	1,956	602,688	585,489	2,157
LKQ Corp.	Morgan Stanley	5,761	270,842	261,607	(6,306)
Lowe's Cos., Inc.	Morgan Stanley	5,007	771,251	1,012,365	257,800
Macy's, Inc.	Morgan Stanley	23	568	560	(16)
MarineMax, Inc.	Morgan Stanley	3,151	153,847	126,859	(26,964)
ODP Corp. (The)	Morgan Stanley	1,104	42,261	50,596	8,682
O'Reilly Automotive, Inc.	Morgan Stanley	578	384,120	395,907	11,859
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Overstock.com, Inc.	Morgan Stanley	10,639	$ 547,252	$ 468,169	$ (78,976)
Penske Automotive Group, Inc.	Morgan Stanley	445	38,262	41,705	4,070
RH	Morgan Stanley	499	187,033	162,719	(30,607)
Ross Stores, Inc.	Morgan Stanley	4,370	457,976	395,310	(60,941)
Shoe Carnival, Inc.	Morgan Stanley	1,842	53,888	53,713	(363)
Shutterstock, Inc.	Morgan Stanley	1,061	71,570	98,758	30,553
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	3,208	229,947	233,222	3,554
Sonic Automotive, Inc., Class A	Morgan Stanley	1,116	24,061	47,441	25,532
Target Corp.	Morgan Stanley	4,496	979,605	954,141	(16,858)
TJX Cos, Inc. (The)	Morgan Stanley	649	39,911	39,316	(577)
Ulta Beauty, Inc.	Morgan Stanley	664	249,770	264,418	14,967
Victoria's Secret & Co.	Morgan Stanley	1,981	97,401	101,744	4,122
Williams-Sonoma, Inc.	Morgan Stanley	325	48,350	47,125	(1,143)
		100,737	11,783,650	12,500,609	810,301
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	13,919	1,545,186	1,521,903	(17,382)
Allegro MicroSystems, Inc.	Morgan Stanley	3,982	110,185	113,089	2,910
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	5,240	260,574	286,366	25,839
Applied Materials, Inc.	Morgan Stanley	3,771	476,527	497,018	25,824
Axcelis Technologies, Inc.	Morgan Stanley	4,705	279,958	355,369	77,434
Broadcom, Inc.	Morgan Stanley	1,362	766,874	857,624	104,713
CEVA, Inc.	Morgan Stanley	240	9,527	9,756	223
Cohu, Inc.	Morgan Stanley	3,131	99,838	92,678	(7,221)
Diodes, Inc.	Morgan Stanley	2,013	193,079	175,111	(18,036)
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	806	36,788	28,710	(8,625)
Intel Corp.	Morgan Stanley	7,711	346,216	382,157	36,720
KLA Corp.	Morgan Stanley	1,709	597,384	625,597	33,052
Lam Research Corp.	Morgan Stanley	537	283,192	288,697	5,965
Lattice Semiconductor Corp.	Morgan Stanley	6,234	363,544	379,962	16,486
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	770	22,528	46,100	24,407
Microchip Technology, Inc.	Morgan Stanley	1,025	76,300	77,019	880
Micron Technology, Inc.	Morgan Stanley	20,886	1,558,031	1,626,811	69,137
NVIDIA Corp.	Morgan Stanley	3,664	962,993	999,759	37,116
NXP Semiconductors N.V. (Netherlands)	Morgan Stanley	2,269	426,984	419,947	(2,924)
ON Semiconductor Corp.	Morgan Stanley	5,357	241,937	335,402	96,177
Onto Innovation, Inc.	Morgan Stanley	2,708	218,457	235,298	16,848
Photronics, Inc.	Morgan Stanley	2,104	37,197	35,705	(1,493)
Power Integrations, Inc.	Morgan Stanley	2,227	201,031	206,398	5,305
Qorvo, Inc.	Morgan Stanley	760	97,939	94,316	(3,610)
QUALCOMM, Inc.	Morgan Stanley	14,744	2,203,865	2,253,178	63,089
Rambus, Inc.	Morgan Stanley	8,134	194,114	259,393	65,349
Semtech Corp.	Morgan Stanley	2,867	225,586	198,798	(26,749)
Silicon Laboratories, Inc.	Morgan Stanley	1,310	240,508	196,762	(45,509)
Skyworks Solutions, Inc.	Morgan Stanley	3,025	410,046	403,172	(5,574)
Synaptics, Inc.	Morgan Stanley	1,199	203,186	239,201	36,049
Teradyne, Inc.	Morgan Stanley	4,368	591,524	516,429	(74,163)
		132,777	13,281,098	13,757,725	532,237
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
A10 Networks, Inc.	Morgan Stanley	2,500	$ 35,082	$ 34,875	$ (125)
Accenture PLC, Class A (Ireland)	Morgan Stanley	3,567	1,017,877	1,202,899	198,512
ACI Worldwide, Inc.	Morgan Stanley	23	750	724	(33)
Adobe, Inc.	Morgan Stanley	2,627	1,196,470	1,196,914	(17,888)
Agilysys, Inc.	Morgan Stanley	66	2,688	2,632	(63)
Akamai Technologies, Inc.	Morgan Stanley	1,606	163,974	191,740	28,201
Alkami Technology, Inc.	Morgan Stanley	20	285	286	(6)
Appian Corp.	Morgan Stanley	531	27,931	32,295	4,362
Autodesk, Inc.	Morgan Stanley	2,984	618,868	639,620	21,057
Automatic Data Processing, Inc.	Morgan Stanley	4,832	927,981	1,099,473	200,323
Bentley Systems, Inc., Class B	Morgan Stanley	2,442	100,982	107,888	6,671
Black Knight, Inc.	Morgan Stanley	432	28,360	25,052	(3,310)
Box, Inc., Class A	Morgan Stanley	1,191	27,083	34,610	7,525
Bread Financial Holdings, Inc.	Morgan Stanley	611	40,110	34,308	(6,681)
Cadence Design Systems, Inc.	Morgan Stanley	1,326	188,562	218,074	43,125
Cerence, Inc.	Morgan Stanley	713	61,566	25,739	(44,117)
CGI, Inc. (Canada)	Morgan Stanley	907	64,861	72,406	7,550
Concentrix Corp.	Morgan Stanley	330	54,527	54,965	524
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	1,408	308,488	319,729	11,297
Datadog, Inc., Class A	Morgan Stanley	4,112	603,892	622,845	19,070
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	69	5,145	5,055	(97)
DigitalOcean Holdings, Inc.	Morgan Stanley	3,238	209,804	187,318	(22,450)
Dropbox, Inc., Class A	Morgan Stanley	3,443	72,147	80,050	8,434
DXC Technology Co.	Morgan Stanley	8,722	328,300	284,599	(43,818)
Euronet Worldwide, Inc.	Morgan Stanley	204	23,447	26,551	3,100
Fair Isaac Corp.	Morgan Stanley	1,065	509,150	496,780	(12,272)
Fidelity National Information Services, Inc.	Morgan Stanley	431	42,263	43,281	1,019
Fiserv, Inc.	Morgan Stanley	4,249	408,699	430,849	22,227
FleetCor Technologies, Inc.	Morgan Stanley	1,414	312,689	352,171	39,539
Fortinet, Inc.	Morgan Stanley	3,472	602,502	1,186,521	584,137
Gartner, Inc.	Morgan Stanley	2,190	491,726	651,437	159,777
Global Payments, Inc.	Morgan Stanley	1,390	188,137	190,208	2,102
Globant S.A. (Luxembourg)	Morgan Stanley	618	149,465	161,959	12,459
GoDaddy, Inc., Class A	Morgan Stanley	3,214	254,193	269,012	15,291
HubSpot, Inc.	Morgan Stanley	1,523	723,164	723,334	312
InterDigital, Inc.	Morgan Stanley	1,210	82,460	77,198	(5,015)
International Business Machines Corp.	Morgan Stanley	4,811	614,474	625,526	20,237
Intuit, Inc.	Morgan Stanley	1,479	680,632	711,162	32,227
Manhattan Associates, Inc.	Morgan Stanley	1,539	221,741	213,475	(8,929)
Mastercard, Inc., Class A	Morgan Stanley	156	48,797	55,751	24,693
Microsoft Corp.	Morgan Stanley	6,641	1,573,581	2,047,487	522,143
MongoDB, Inc.	Morgan Stanley	1,613	666,174	715,511	49,468
NortonLifeLock, Inc.	Morgan Stanley	20,556	464,127	545,145	95,607
Open Text Corp. (Canada)	Morgan Stanley	1,919	78,256	81,366	5,486
Oracle Corp.	Morgan Stanley	30,269	2,421,969	2,504,154	124,135
Paychex, Inc.	Morgan Stanley	6,557	617,283	894,834	306,336
Paycom Software, Inc.	Morgan Stanley	2,091	748,966	724,281	(31,332)
Paylocity Holding Corp.	Morgan Stanley	207	39,675	42,594	2,920
PayPal Holdings, Inc.	Morgan Stanley	18,333	2,211,117	2,120,211	(98,792)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Progress Software Corp.	Morgan Stanley	1,134	$ 51,480	$ 53,400	$ 2,208
Sailpoint Technologies Holdings, Inc.	Morgan Stanley	118	5,990	6,039	43
Salesforce, Inc.	Morgan Stanley	1,651	342,906	350,540	7,698
ServiceNow, Inc.	Morgan Stanley	3,537	1,588,103	1,969,720	381,941
Splunk, Inc.	Morgan Stanley	348	49,630	51,716	2,088
SPS Commerce, Inc.	Morgan Stanley	717	77,738	94,070	16,340
SS&C Technologies Holdings, Inc.	Morgan Stanley	869	63,141	65,192	2,472
Synopsys, Inc.	Morgan Stanley	2,241	657,695	746,858	95,289
Teradata Corp.	Morgan Stanley	2,096	62,051	103,312	44,656
Trade Desk, Inc. (The), Class A	Morgan Stanley	5,149	306,068	356,568	57,224
TTEC Holdings, Inc.	Morgan Stanley	31	2,611	2,558	(60)
Varonis Systems, Inc.	Morgan Stanley	1,056	49,679	50,202	526
Verint Systems, Inc.	Morgan Stanley	2,858	124,961	147,759	23,267
VeriSign, Inc.	Morgan Stanley	1,375	274,250	305,882	32,654
Visa, Inc., Class A	Morgan Stanley	372	71,249	82,498	11,346
Western Union Co. (The)	Morgan Stanley	9,752	170,475	182,752	13,155
Zendesk, Inc.	Morgan Stanley	1,218	145,251	146,513	1,284
		199,373	24,303,698	27,080,473	2,977,069
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	11,304	265,285	188,551	(82,919)
Amphenol Corp., Class A	Morgan Stanley	1,257	95,207	94,715	(261)
Apple, Inc.	Morgan Stanley	22,503	2,460,798	3,929,249	1,501,007
Badger Meter, Inc.	Morgan Stanley	690	68,340	68,800	524
Belden, Inc.	Morgan Stanley	618	34,551	34,237	(284)
CDW Corp.	Morgan Stanley	493	84,100	88,193	4,256
Ciena Corp.	Morgan Stanley	859	55,229	52,081	(4,492)
Cisco Systems, Inc.	Morgan Stanley	28,793	1,566,995	1,605,498	85,737
Coherent, Inc.	Morgan Stanley	608	154,139	166,203	12,615
Corning, Inc.	Morgan Stanley	19,686	682,725	726,610	56,565
CTS Corp.	Morgan Stanley	6	212	212	(8)
Dell Technologies, Inc., Class C	Morgan Stanley	1,378	70,726	69,162	(1,465)
Extreme Networks, Inc.	Morgan Stanley	16,081	181,092	196,349	15,284
Hewlett Packard Enterprise Co.	Morgan Stanley	24,835	402,402	414,993	17,506
HP, Inc.	Morgan Stanley	21,887	355,814	794,498	502,532
Infinera Corp.	Morgan Stanley	5,821	48,481	50,468	1,966
IPG Photonics Corp.	Morgan Stanley	3,716	562,763	407,868	(156,169)
Itron, Inc.	Morgan Stanley	1,025	55,919	53,997	(2,072)
Jabil, Inc.	Morgan Stanley	5,129	312,681	316,613	4,000
Juniper Networks, Inc.	Morgan Stanley	2,474	78,250	91,934	14,412
Keysight Technologies, Inc.	Morgan Stanley	3,225	521,046	509,453	(11,735)
Knowles Corp.	Morgan Stanley	3,903	79,364	84,032	4,834
Lumentum Holdings, Inc.	Morgan Stanley	568	51,548	55,437	4,306
Motorola Solutions, Inc.	Morgan Stanley	2,477	580,974	599,929	20,872
NetApp, Inc.	Morgan Stanley	5,771	418,462	478,993	74,406
NetScout Systems, Inc.	Morgan Stanley	2,493	78,164	79,975	1,820
PC Connection, Inc.	Morgan Stanley	46	2,327	2,410	75
Pure Storage, Inc., Class A	Morgan Stanley	8,765	287,553	309,492	21,991
Sanmina Corp.	Morgan Stanley	1,446	34,933	58,447	23,626
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	9,179	789,006	825,192	48,610
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1,528	$ 214,261	$ 200,137	$ (8,097)
Trimble, Inc.	Morgan Stanley	1,631	114,243	117,660	3,194
Vishay Intertechnology, Inc.	Morgan Stanley	8,646	180,218	169,462	(9,048)
Western Digital Corp.	Morgan Stanley	8,039	482,296	399,136	(83,067)
Zebra Technologies Corp., Class A	Morgan Stanley	483	214,180	199,817	(14,326)
		227,363	11,584,284	13,439,803	2,046,195
Telecommunication Services
AT&T, Inc.	Morgan Stanley	28,632	749,463	676,574	(18,479)
EchoStar Corp., Class A	Morgan Stanley	3,934	97,823	95,754	(2,153)
Gogo, Inc.	Morgan Stanley	3,326	34,843	63,394	28,549
Iridium Communications, Inc.	Morgan Stanley	3,145	106,930	126,806	20,254
Lumen Technologies, Inc.	Morgan Stanley	17,283	214,191	194,779	(6,363)
TELUS Corp. (Canada)	Morgan Stanley	114	2,949	2,980	23
T-Mobile U.S., Inc.	Morgan Stanley	7,011	794,275	899,862	105,744
Verizon Communications, Inc.	Morgan Stanley	12,541	655,226	638,839	16,735
		75,986	2,655,700	2,698,988	144,310
Transportation
Alaska Air Group, Inc.	Morgan Stanley	4,608	226,617	267,310	43,673
ArcBest Corp.	Morgan Stanley	4,417	327,264	355,568	29,912
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	2,286	172,885	197,442	24,585
CSX Corp.	Morgan Stanley	16,581	533,752	620,958	98,799
Expeditors International of Washington, Inc.	Morgan Stanley	5,498	623,581	567,174	(56,216)
FedEx Corp.	Morgan Stanley	4,209	936,117	973,921	38,891
Forward Air Corp.	Morgan Stanley	7	687	684	(10)
Heartland Express, Inc.	Morgan Stanley	11	156	155	(9)
Hub Group, Inc., Class A	Morgan Stanley	544	43,546	42,002	(1,543)
Matson, Inc.	Morgan Stanley	2,020	168,609	243,652	75,814
Norfolk Southern Corp.	Morgan Stanley	542	142,850	154,589	13,002
Old Dominion Freight Line, Inc.	Morgan Stanley	1,516	414,028	452,799	39,769
Southwest Airlines Co.	Morgan Stanley	676	27,633	30,961	3,871
Union Pacific Corp.	Morgan Stanley	2,160	488,130	590,134	106,984
United Airlines Holdings, Inc.	Morgan Stanley	709	32,408	32,869	460
United Parcel Service, Inc., Class B	Morgan Stanley	2,933	570,964	629,011	75,163
XPO Logistics, Inc.	Morgan Stanley	1,004	73,488	73,091	(389)
		49,721	4,782,715	5,232,320	492,756
Utilities
AES Corp. (The)	Morgan Stanley	7,549	167,545	194,236	27,225
American Electric Power Co., Inc.	Morgan Stanley	7,994	756,871	797,561	41,012
American Water Works Co., Inc.	Morgan Stanley	816	135,734	135,072	484
Consolidated Edison, Inc.	Morgan Stanley	3,580	324,177	338,954	14,837
Constellation Energy Corp.	Morgan Stanley	6,225	228,824	350,156	122,186
DTE Energy Co.	Morgan Stanley	4,978	568,167	658,141	99,325
Exelon Corp.	Morgan Stanley	2,192	70,156	104,405	45,801
FirstEnergy Corp.	Morgan Stanley	1,524	66,536	69,891	4,978
NextEra Energy, Inc.	Morgan Stanley	56	4,804	4,744	410
NRG Energy, Inc.	Morgan Stanley	8,623	329,698	330,778	9,811
Otter Tail Corp.	Morgan Stanley	481	29,798	30,063	262
PPL Corp.	Morgan Stanley	19,804	566,495	565,602	12,140
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Sempra Energy	Morgan Stanley	22	$ 3,720	$ 3,699	$ 82
Southern Co. (The)	Morgan Stanley	4,501	312,841	326,368	13,908
		68,345	3,565,366	3,909,670	392,461

Total Reference Entity — Long			178,019,958	196,182,817	20,225,883
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(5,699)	(262,656)	(232,348)	29,684
Dana, Inc.	Morgan Stanley	(23,278)	(531,679)	(408,994)	119,770
Dorman Products, Inc.	Morgan Stanley	(2,021)	(186,627)	(192,056)	(5,919)
Fox Factory Holding Corp.	Morgan Stanley	(2,378)	(270,274)	(232,925)	36,667
Gentex Corp.	Morgan Stanley	(6,810)	(213,507)	(198,648)	14,530
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(16,221)	(277,704)	(231,798)	45,247
LCI Industries	Morgan Stanley	(6,244)	(862,928)	(648,190)	197,863
Patrick Industries, Inc.	Morgan Stanley	(3,366)	(287,501)	(202,970)	81,820
Rivian Automotive, Inc., Class A	Morgan Stanley	(22,287)	(866,423)	(1,119,699)	(275,045)
Winnebago Industries, Inc.	Morgan Stanley	(790)	(43,612)	(42,684)	876
XPEL, Inc.	Morgan Stanley	(930)	(56,743)	(48,927)	7,556
		(90,024)	(3,859,654)	(3,559,239)	253,049
Capital Goods
AAON, Inc.	Morgan Stanley	(2,238)	(122,608)	(124,724)	(2,411)
Acuity Brands, Inc.	Morgan Stanley	(338)	(70,252)	(63,983)	6,169
Advanced Drainage Systems, Inc.	Morgan Stanley	(7,011)	(854,153)	(832,977)	17,976
AeroVironment, Inc.	Morgan Stanley	(4,226)	(305,289)	(397,836)	(93,576)
AGCO Corp.	Morgan Stanley	(1,116)	(140,140)	(162,969)	(23,605)
Allison Transmission Holdings, Inc.	Morgan Stanley	(3,234)	(130,510)	(126,967)	1,751
American Woodmark Corp.	Morgan Stanley	(5,549)	(401,502)	(271,624)	128,973
Arcosa, Inc.	Morgan Stanley	(8,032)	(446,732)	(459,832)	(15,909)
Array Technologies, Inc.	Morgan Stanley	(8,965)	(195,641)	(101,036)	94,824
Astec Industries, Inc.	Morgan Stanley	(605)	(27,005)	(26,015)	919
Axon Enterprise, Inc.	Morgan Stanley	(700)	(88,986)	(96,411)	(7,642)
AZEK Co., Inc. (The)	Morgan Stanley	(39,100)	(1,346,920)	(971,244)	372,511
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(39,681)	(648,564)	(461,887)	185,149
Beacon Roofing Supply, Inc.	Morgan Stanley	(5,588)	(316,160)	(331,257)	(15,959)
Boeing Co. (The)	Morgan Stanley	(5,342)	(1,042,756)	(1,022,993)	17,311
BWX Technologies, Inc.	Morgan Stanley	(8,955)	(570,344)	(482,316)	80,300
CAE, Inc. (Canada)	Morgan Stanley	(2,399)	(63,361)	(62,566)	527
Chart Industries, Inc.	Morgan Stanley	(1,502)	(247,939)	(257,999)	(10,650)
Columbus McKinnon Corp.	Morgan Stanley	(2,489)	(115,867)	(105,534)	9,942
Comfort Systems USA, Inc.	Morgan Stanley	(813)	(73,706)	(72,365)	1,207
Construction Partners, Inc., Class A	Morgan Stanley	(10,574)	(322,139)	(276,827)	44,496
Cornerstone Building Brands, Inc.	Morgan Stanley	(29,412)	(623,028)	(715,300)	(93,740)
Donaldson Co., Inc.	Morgan Stanley	(2,797)	(164,398)	(145,248)	19,016
Energy Recovery, Inc.	Morgan Stanley	(7,095)	(149,732)	(142,893)	6,415
EnerSys	Morgan Stanley	(10,189)	(782,186)	(759,794)	18,002
Enovis Corp.	Morgan Stanley	(2,520)	(134,641)	(100,271)	34,046
EnPro Industries, Inc.	Morgan Stanley	(830)	(87,230)	(81,116)	5,817
ESCO Technologies, Inc.	Morgan Stanley	(1,167)	(82,948)	(81,597)	1,149
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Federal Signal Corp.	Morgan Stanley	(1,912)	$ (65,425)	$ (64,530)	$ 637
Flowserve Corp.	Morgan Stanley	(10,814)	(361,742)	(388,223)	(29,117)
Franklin Electric Co., Inc.	Morgan Stanley	(2,678)	(235,963)	(222,381)	12,200
GATX Corp.	Morgan Stanley	(2,529)	(246,260)	(311,902)	(72,666)
Gibraltar Industries, Inc.	Morgan Stanley	(2,293)	(155,195)	(98,484)	56,744
Global Industrial Co.	Morgan Stanley	(207)	(6,648)	(6,672)	(54)
GMS, Inc.	Morgan Stanley	(7,589)	(398,893)	(377,705)	19,884
Granite Construction, Inc.	Morgan Stanley	(768)	(25,103)	(25,190)	(140)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(7,851)	(116,342)	(110,150)	5,912
Greenbrier Cos., Inc. (The)	Morgan Stanley	(1,867)	(79,259)	(96,169)	(17,608)
Griffon Corp.	Morgan Stanley	(6,072)	(147,631)	(121,622)	24,888
Huntington Ingalls Industries, Inc.	Morgan Stanley	(3,513)	(674,792)	(700,633)	(32,165)
JELD-WEN Holding, Inc.	Morgan Stanley	(9,356)	(231,492)	(189,740)	41,179
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(18,290)	(393,167)	(374,579)	17,658
Lennox International, Inc.	Morgan Stanley	(1,061)	(290,115)	(273,589)	15,008
Lincoln Electric Holdings, Inc.	Morgan Stanley	(135)	(18,704)	(18,604)	48
Lindsay Corp.	Morgan Stanley	(1,312)	(200,303)	(205,997)	(7,076)
Masonite International Corp. (Canada)	Morgan Stanley	(1,035)	(98,270)	(92,053)	5,897
MasTec, Inc.	Morgan Stanley	(5,522)	(447,541)	(480,966)	(34,482)
MDU Resources Group, Inc.	Morgan Stanley	(20,673)	(589,452)	(550,935)	33,609
Mercury Systems, Inc.	Morgan Stanley	(20,447)	(1,255,549)	(1,317,809)	(65,210)
Meritor, Inc.	Morgan Stanley	(6,579)	(197,750)	(234,015)	(36,788)
Middleby Corp. (The)	Morgan Stanley	(5,886)	(997,610)	(964,951)	30,313
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(4,594)	(401,847)	(391,455)	2,430
NV5 Global, Inc.	Morgan Stanley	(524)	(38,694)	(69,849)	(31,746)
PGT Innovations, Inc.	Morgan Stanley	(16,810)	(280,315)	(302,244)	(22,812)
Primoris Services Corp.	Morgan Stanley	(16,025)	(410,092)	(381,716)	25,590
Proto Labs, Inc.	Morgan Stanley	(10,503)	(1,125,589)	(555,609)	566,867
RBC Bearings, Inc.	Morgan Stanley	(1,183)	(230,889)	(229,360)	980
Regal Rexnord Corp.	Morgan Stanley	(2,130)	(332,075)	(316,901)	13,672
Rockwell Automation, Inc.	Morgan Stanley	(1,419)	(410,514)	(397,363)	10,796
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(9,404)	(575,273)	(478,193)	98,164
Shoals Technologies Group, Inc., Class A	Morgan Stanley	(6,890)	(178,769)	(117,406)	60,936
Simpson Manufacturing Co., Inc.	Morgan Stanley	(480)	(66,129)	(52,339)	15,721
Stanley Black & Decker, Inc.	Morgan Stanley	(13,954)	(2,284,264)	(1,950,630)	319,499
Sunrun, Inc.	Morgan Stanley	(8,272)	(512,804)	(251,221)	259,492
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(10,443)	(353,960)	(397,565)	(49,728)
Toro Co. (The)	Morgan Stanley	(2,477)	(211,957)	(211,759)	(267)
United Rentals, Inc.	Morgan Stanley	(1,267)	(412,159)	(450,051)	(41,092)
Valmont Industries, Inc.	Morgan Stanley	(1,755)	(424,570)	(418,743)	2,599
Vertiv Holdings Co.	Morgan Stanley	(29,641)	(364,572)	(414,974)	(51,264)
Vicor Corp.	Morgan Stanley	(3,193)	(366,878)	(225,266)	140,745
Welbilt, Inc.	Morgan Stanley	(6,113)	(144,818)	(145,184)	(736)
WESCO International, Inc.	Morgan Stanley	(581)	(76,319)	(75,611)	521
		(498,514)	(25,990,430)	(23,795,919)	2,072,046
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(92,297)	(842,302)	(700,534)	128,113
Alight, Inc., Class A	Morgan Stanley	(9,300)	(87,722)	(92,535)	(5,027)
ASGN, Inc.	Morgan Stanley	(1,206)	(138,955)	(140,752)	(2,131)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(10,741)	$ (832,551)	$ (943,489)	$(113,187)
Brady Corp., Class A	Morgan Stanley	(296)	(13,960)	(13,696)	224
BrightView Holdings, Inc.	Morgan Stanley	(3,868)	(53,193)	(52,643)	417
CACI International, Inc., Class A	Morgan Stanley	(1,321)	(345,242)	(397,964)	(54,793)
Clarivate PLC (Jersey)	Morgan Stanley	(13,029)	(300,188)	(218,366)	79,886
CoreCivic, Inc.	Morgan Stanley	(605)	(6,089)	(6,758)	(691)
CoStar Group, Inc.	Morgan Stanley	(2,108)	(200,397)	(140,414)	59,506
Deluxe Corp.	Morgan Stanley	(1,980)	(78,298)	(59,875)	17,274
Driven Brands Holdings, Inc.	Morgan Stanley	(11,253)	(340,491)	(295,729)	43,956
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(35,479)	(690,304)	(621,592)	67,876
Forrester Research, Inc.	Morgan Stanley	(1,391)	(49,931)	(78,480)	(28,874)
GFL Environmental, Inc. (Canada)	Morgan Stanley	(9,368)	(363,324)	(304,835)	58,010
Harsco Corp.	Morgan Stanley	(10,611)	(178,255)	(129,879)	48,460
Healthcare Services Group, Inc.	Morgan Stanley	(6,710)	(113,383)	(124,605)	(11,722)
IAA, Inc.	Morgan Stanley	(2,152)	(82,834)	(82,314)	318
ICF International, Inc.	Morgan Stanley	(574)	(51,865)	(54,036)	(2,341)
Insperity, Inc.	Morgan Stanley	(3,537)	(378,891)	(355,186)	2,830
Leidos Holdings, Inc.	Morgan Stanley	(4,752)	(454,864)	(513,311)	(64,576)
ManTech International Corp., Class A	Morgan Stanley	(3,562)	(299,378)	(307,009)	(10,206)
MillerKnoll, Inc.	Morgan Stanley	(12,391)	(474,196)	(428,233)	41,606
Pitney Bowes, Inc.	Morgan Stanley	(43,511)	(370,734)	(226,257)	137,188
Steelcase, Inc., Class A	Morgan Stanley	(1,216)	(14,091)	(14,531)	(481)
Stericycle, Inc.	Morgan Stanley	(416)	(24,341)	(24,511)	(234)
TransUnion	Morgan Stanley	(1,883)	(193,542)	(194,589)	(1,509)
TrueBlue, Inc.	Morgan Stanley	(2,661)	(73,470)	(76,876)	(3,587)
U.S. Ecology, Inc.	Morgan Stanley	(6,074)	(368,983)	(290,823)	77,276
UniFirst Corp.	Morgan Stanley	(1,320)	(261,762)	(243,250)	17,408
Upwork, Inc.	Morgan Stanley	(45,572)	(1,488,131)	(1,059,093)	423,067
Viad Corp.	Morgan Stanley	(3,051)	(131,807)	(108,738)	22,902
Waste Connections, Inc. (Canada)	Morgan Stanley	(1,043)	(125,966)	(145,707)	(21,379)
		(345,278)	(9,429,440)	(8,446,610)	905,579
Consumer Durables & Apparel
Allbirds, Inc., Class A	Morgan Stanley	(4,277)	(26,444)	(25,705)	669
Brunswick Corp.	Morgan Stanley	(6,948)	(650,826)	(562,024)	85,780
Callaway Golf Co.	Morgan Stanley	(32,182)	(812,281)	(753,702)	56,667
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(9,370)	(370,021)	(246,712)	122,433
Carter's, Inc.	Morgan Stanley	(1,625)	(176,097)	(149,484)	25,335
Deckers Outdoor Corp.	Morgan Stanley	(1,193)	(368,519)	(326,608)	42,824
Garmin Ltd. (Switzerland)	Morgan Stanley	(6,790)	(762,745)	(805,362)	(46,178)
G-III Apparel Group Ltd.	Morgan Stanley	(11,053)	(326,419)	(298,984)	26,394
Hanesbrands, Inc.	Morgan Stanley	(16,153)	(257,348)	(240,518)	13,749
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(3,433)	(778,947)	(672,319)	104,795
Installed Building Products, Inc.	Morgan Stanley	(2,797)	(350,940)	(236,319)	113,280
iRobot Corp.	Morgan Stanley	(3,353)	(236,406)	(212,580)	23,263
Kontoor Brands, Inc.	Morgan Stanley	(1,370)	(60,380)	(56,650)	3,744
Latham Group, Inc.	Morgan Stanley	(1,617)	(35,432)	(21,409)	13,932
La-Z-Boy, Inc.	Morgan Stanley	(5,979)	(198,972)	(157,666)	39,883
Leggett & Platt, Inc.	Morgan Stanley	(8,290)	(360,987)	(288,492)	68,251
Malibu Boats, Inc., Class A	Morgan Stanley	(1,144)	(98,555)	(66,363)	33,789
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Durables & Apparel — (continued)
Oxford Industries, Inc.	Morgan Stanley	(826)	$ (67,434)	$ (74,753)	$ (8,861)
Peloton Interactive, Inc., Class A	Morgan Stanley	(13,730)	(1,523,071)	(362,747)	1,156,747
Polaris, Inc.	Morgan Stanley	(3,779)	(466,018)	(398,004)	63,278
Skechers U.S.A., Inc., Class A	Morgan Stanley	(20,117)	(921,717)	(819,969)	97,751
TopBuild Corp.	Morgan Stanley	(4,219)	(879,640)	(765,284)	112,286
Traeger, Inc.	Morgan Stanley	(266)	(2,008)	(1,979)	(16)
Wolverine World Wide, Inc.	Morgan Stanley	(13,417)	(389,363)	(302,688)	78,396
YETI Holdings, Inc.	Morgan Stanley	(3,465)	(296,730)	(207,831)	88,196
		(177,393)	(10,417,300)	(8,054,152)	2,316,387
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	(2,252)	(62,182)	(66,907)	(4,879)
Aramark	Morgan Stanley	(3,738)	(159,582)	(140,549)	16,605
Bally's Corp.	Morgan Stanley	(9,052)	(543,208)	(278,258)	263,935
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(68)	(12,264)	(9,023)	5,838
Carnival Corp. (Panama)	Morgan Stanley	(4,004)	(78,868)	(80,961)	(2,286)
Chegg, Inc.	Morgan Stanley	(3,813)	(121,577)	(138,336)	(17,051)
Churchill Downs, Inc.	Morgan Stanley	(372)	(87,821)	(82,502)	5,009
Denny's Corp.	Morgan Stanley	(15,303)	(255,429)	(218,986)	35,775
DraftKings, Inc., Class A	Morgan Stanley	(16,629)	(711,628)	(323,767)	386,186
Duolingo, Inc.	Morgan Stanley	(1,306)	(108,750)	(124,214)	(15,727)
Frontdoor, Inc.	Morgan Stanley	(956)	(53,369)	(28,537)	24,699
Graham Holdings Co., Class B	Morgan Stanley	(139)	(83,293)	(84,994)	(1,882)
International Game Technology PLC (United Kingdom)	Morgan Stanley	(7,002)	(173,010)	(172,809)	(1,269)
Life Time Group Holdings, Inc.	Morgan Stanley	(4,268)	(57,494)	(62,057)	(4,706)
Mister Car Wash, Inc.	Morgan Stanley	(1,064)	(16,348)	(15,737)	565
Monarch Casino & Resort, Inc.	Morgan Stanley	(1,808)	(79,705)	(157,712)	(79,998)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(3,937)	(349,666)	(329,842)	18,997
Shake Shack, Inc., Class A	Morgan Stanley	(4,238)	(391,092)	(287,760)	102,408
Stride, Inc.	Morgan Stanley	(2,287)	(84,114)	(83,087)	845
Terminix Global Holdings, Inc.	Morgan Stanley	(6,728)	(302,025)	(306,999)	(6,019)
Wendy's Co. (The)	Morgan Stanley	(48,275)	(1,083,756)	(1,060,602)	16,722
Wingstop, Inc.	Morgan Stanley	(6,590)	(1,146,662)	(773,337)	341,863
		(143,829)	(5,961,843)	(4,826,976)	1,085,630
Diversified Financials
Blucora, Inc.	Morgan Stanley	(2,958)	(57,109)	(57,829)	(861)
Coinbase Global, Inc., Class A	Morgan Stanley	(3,043)	(608,862)	(577,744)	29,683
FactSet Research Systems, Inc.	Morgan Stanley	(65)	(28,682)	(28,220)	387
MarketAxess Holdings, Inc.	Morgan Stanley	(815)	(293,443)	(277,263)	15,484
Northern Trust Corp.	Morgan Stanley	(512)	(59,994)	(59,622)	223
State Street Corp.	Morgan Stanley	(1,505)	(134,200)	(131,116)	1,866
		(8,898)	(1,182,290)	(1,131,794)	46,782
Energy
Antero Midstream Corp.	Morgan Stanley	(31,041)	(322,556)	(337,416)	(18,338)
California Resources Corp.	Morgan Stanley	(4,153)	(179,158)	(185,764)	(7,256)
Chesapeake Energy Corp.	Morgan Stanley	(915)	(80,617)	(79,605)	815
Civitas Resources, Inc.	Morgan Stanley	(14,839)	(805,113)	(886,037)	(94,401)
CNX Resources Corp.	Morgan Stanley	(7,415)	(140,403)	(153,639)	(13,573)
Continental Resources, Inc.	Morgan Stanley	(4,628)	(250,222)	(283,835)	(34,780)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy — (continued)
Core Laboratories N.V. (Netherlands)	Morgan Stanley	(16,837)	$ (468,357)	$ (532,554)	$ (65,382)
Coterra Energy, Inc.	Morgan Stanley	(72,595)	(1,838,363)	(1,957,887)	(135,877)
Delek U.S. Holdings, Inc.	Morgan Stanley	(29,011)	(562,308)	(615,613)	(65,428)
Enbridge, Inc. (Canada)	Morgan Stanley	(15,574)	(668,159)	(717,806)	(67,155)
Enerplus Corp. (Canada)	Morgan Stanley	(11,947)	(106,656)	(151,727)	(55,829)
EQT Corp.	Morgan Stanley	(16,360)	(351,899)	(562,948)	(214,067)
Equitrans Midstream Corp.	Morgan Stanley	(19,867)	(166,218)	(167,677)	(1,857)
Green Plains, Inc.	Morgan Stanley	(2,833)	(86,551)	(87,851)	(1,512)
Gulfport Energy Corp.	Morgan Stanley	(785)	(59,132)	(70,509)	(12,493)
Hess Corp.	Morgan Stanley	(2,656)	(243,632)	(284,298)	(42,944)
HF Sinclair Corp.	Morgan Stanley	(36,848)	(1,299,625)	(1,468,393)	(171,821)
Kinder Morgan, Inc.	Morgan Stanley	(14,397)	(256,168)	(272,247)	(21,046)
Kosmos Energy Ltd.	Morgan Stanley	(128,918)	(714,486)	(926,920)	(214,117)
Laredo Petroleum, Inc.	Morgan Stanley	(3,231)	(227,039)	(255,701)	(35,997)
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(29,705)	(323,104)	(440,228)	(120,294)
New Fortress Energy, Inc.	Morgan Stanley	(9,980)	(290,124)	(425,248)	(146,525)
Northern Oil and Gas, Inc.	Morgan Stanley	(5,128)	(103,274)	(144,558)	(44,027)
NOV, Inc.	Morgan Stanley	(8,353)	(150,915)	(163,802)	(14,720)
Par Pacific Holdings, Inc.	Morgan Stanley	(9,599)	(150,613)	(124,979)	25,438
Patterson-UTI Energy, Inc.	Morgan Stanley	(25,123)	(218,998)	(388,904)	(171,597)
Ranger Oil Corp., Class A	Morgan Stanley	(683)	(24,236)	(23,584)	587
Renewable Energy Group, Inc.	Morgan Stanley	(18,768)	(1,008,615)	(1,138,279)	(147,131)
RPC, Inc.	Morgan Stanley	(19,354)	(96,510)	(206,507)	(113,700)
Southwestern Energy Co.	Morgan Stanley	(197,648)	(1,016,224)	(1,417,136)	(426,539)
TC Energy Corp. (Canada)	Morgan Stanley	(21,995)	(1,108,499)	(1,240,958)	(170,454)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(72,185)	(574,704)	(559,434)	11,261
Tellurian, Inc.	Morgan Stanley	(59,878)	(181,189)	(317,353)	(153,536)
Uranium Energy Corp.	Morgan Stanley	(7,703)	(36,902)	(35,357)	1,451
World Fuel Services Corp.	Morgan Stanley	(3,057)	(83,336)	(82,661)	433
		(924,009)	(14,193,905)	(16,707,415)	(2,742,411)
Food & Staples Retailing
Albertsons Cos., Inc., Class A	Morgan Stanley	(4,388)	(156,844)	(145,901)	10,913
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(3,119)	(201,455)	(210,876)	(9,900)
Casey's General Stores, Inc.	Morgan Stanley	(6,198)	(1,219,122)	(1,228,258)	(18,227)
Grocery Outlet Holding Corp.	Morgan Stanley	(6,869)	(267,330)	(225,166)	41,529
Performance Food Group Co.	Morgan Stanley	(3,123)	(152,131)	(158,992)	(7,376)
U.S. Foods Holding Corp.	Morgan Stanley	(3,194)	(122,852)	(120,190)	2,366
		(26,891)	(2,119,734)	(2,089,383)	19,305
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(8,447)	(276,655)	(227,900)	27,672
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(648)	(244,624)	(251,729)	(7,685)
Celsius Holdings, Inc.	Morgan Stanley	(22,398)	(1,625,343)	(1,235,922)	384,454
Dole PLC (Ireland)	Morgan Stanley	(2,615)	(34,439)	(32,426)	1,771
Flowers Foods, Inc.	Morgan Stanley	(4,056)	(103,085)	(104,280)	(997)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(6,260)	(171,468)	(162,197)	3,118
Freshpet, Inc.	Morgan Stanley	(7,889)	(1,022,308)	(809,727)	208,201
Ingredion, Inc.	Morgan Stanley	(2,536)	(244,372)	(221,012)	16,565
J & J Snack Foods Corp.	Morgan Stanley	(1,107)	(185,797)	(171,696)	10,690
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco — (continued)
J M Smucker Co. (The)	Morgan Stanley	(7,213)	$ (947,228)	$ (976,712)	$ (31,700)
John B Sanfilippo & Son, Inc.	Morgan Stanley	(268)	(21,607)	(22,362)	(814)
Lamb Weston Holdings, Inc.	Morgan Stanley	(1,818)	(152,337)	(108,916)	42,855
Lancaster Colony Corp.	Morgan Stanley	(3,362)	(553,184)	(501,442)	49,023
MGP Ingredients, Inc.	Morgan Stanley	(2,913)	(170,636)	(249,324)	(82,056)
Mission Produce, Inc.	Morgan Stanley	(1,257)	(19,996)	(15,901)	4,040
National Beverage Corp.	Morgan Stanley	(967)	(40,773)	(42,065)	(1,395)
Pilgrim's Pride Corp.	Morgan Stanley	(2,913)	(71,932)	(73,116)	(1,361)
Post Holdings, Inc.	Morgan Stanley	(1,430)	(112,889)	(99,042)	13,575
Primo Water Corp. (Canada)	Morgan Stanley	(5,010)	(71,124)	(71,393)	(626)
Simply Good Foods Co. (The)	Morgan Stanley	(7,584)	(285,579)	(287,813)	(2,911)
Sovos Brands, Inc.	Morgan Stanley	(404)	(5,415)	(5,729)	(335)
TreeHouse Foods, Inc.	Morgan Stanley	(1,939)	(77,757)	(62,552)	16,439
Universal Corp.	Morgan Stanley	(1,495)	(81,562)	(86,815)	(5,452)
Utz Brands, Inc.	Morgan Stanley	(16,878)	(351,030)	(249,457)	99,101
		(111,407)	(6,871,140)	(6,069,528)	742,172
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(28,853)	(633,548)	(319,691)	311,520
Accolade, Inc.	Morgan Stanley	(8,421)	(342,663)	(147,873)	195,104
AdaptHealth Corp.	Morgan Stanley	(23,245)	(513,939)	(372,617)	140,109
Agiliti, Inc.	Morgan Stanley	(90)	(1,862)	(1,899)	(50)
Alphatec Holdings, Inc.	Morgan Stanley	(26,793)	(331,791)	(308,120)	22,886
American Well Corp., Class A	Morgan Stanley	(13,212)	(186,742)	(55,623)	130,674
Baxter International, Inc.	Morgan Stanley	(13,342)	(1,114,432)	(1,034,539)	77,034
BioLife Solutions, Inc.	Morgan Stanley	(14,060)	(478,443)	(319,584)	157,730
Brookdale Senior Living, Inc.	Morgan Stanley	(11,682)	(81,002)	(82,358)	(1,965)
Cardinal Health, Inc.	Morgan Stanley	(1,446)	(76,083)	(81,988)	(9,937)
Cardiovascular Systems, Inc.	Morgan Stanley	(5,395)	(263,829)	(121,927)	143,454
Castle Biosciences, Inc.	Morgan Stanley	(8,372)	(518,714)	(375,568)	141,306
Certara, Inc.	Morgan Stanley	(4,021)	(108,799)	(86,371)	22,316
Change Healthcare, Inc.	Morgan Stanley	(27,435)	(571,209)	(598,083)	(29,513)
Covetrus, Inc.	Morgan Stanley	(11,423)	(374,167)	(191,792)	181,640
Encompass Health Corp.	Morgan Stanley	(13,910)	(879,153)	(989,140)	(115,931)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(4,645)	(188,725)	(89,788)	98,487
Guardant Health, Inc.	Morgan Stanley	(14,290)	(1,471,959)	(946,570)	524,253
Haemonetics Corp.	Morgan Stanley	(1,874)	(215,731)	(118,474)	101,507
Health Catalyst, Inc.	Morgan Stanley	(12,351)	(509,317)	(322,732)	185,217
HealthEquity, Inc.	Morgan Stanley	(14,501)	(756,750)	(977,947)	(228,057)
Inari Medical, Inc.	Morgan Stanley	(5,149)	(473,296)	(466,705)	4,942
Innovage Holding Corp.	Morgan Stanley	(71)	(475)	(456)	10
Insulet Corp.	Morgan Stanley	(2,871)	(837,726)	(764,806)	70,960
Integer Holdings Corp.	Morgan Stanley	(1,614)	(130,992)	(130,040)	637
Invitae Corp.	Morgan Stanley	(17,164)	(165,024)	(136,797)	27,081
Lantheus Holdings, Inc.	Morgan Stanley	(3,906)	(104,249)	(216,041)	(122,729)
LHC Group, Inc.	Morgan Stanley	(2,594)	(378,035)	(437,348)	(60,207)
LifeStance Health Group, Inc.	Morgan Stanley	(4,932)	(45,159)	(49,863)	(4,817)
Meridian Bioscience, Inc.	Morgan Stanley	(2,097)	(44,125)	(54,438)	(10,425)
Mesa Laboratories, Inc.	Morgan Stanley	(542)	(144,534)	(138,145)	5,675
ModivCare, Inc.	Morgan Stanley	(593)	(88,817)	(68,426)	21,073
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Nevro Corp.	Morgan Stanley	(3,537)	$ (309,100)	$ (255,831)	$ 51,615
Novocure Ltd. (Jersey)	Morgan Stanley	(5,709)	(566,085)	(472,991)	88,723
NuVasive, Inc.	Morgan Stanley	(6,342)	(348,775)	(359,591)	(11,835)
Oak Street Health, Inc.	Morgan Stanley	(20,022)	(1,028,844)	(538,191)	488,234
Option Care Health, Inc.	Morgan Stanley	(2,208)	(61,341)	(63,060)	(2,360)
OrthoPediatrics Corp.	Morgan Stanley	(1,251)	(67,419)	(67,541)	(409)
Outset Medical, Inc.	Morgan Stanley	(5,962)	(265,968)	(270,675)	(6,130)
Patterson Cos, Inc.	Morgan Stanley	(3,409)	(101,969)	(110,349)	(7,786)
Penumbra, Inc.	Morgan Stanley	(858)	(237,517)	(190,588)	46,366
Phreesia, Inc.	Morgan Stanley	(9,255)	(353,836)	(243,962)	109,037
Progyny, Inc.	Morgan Stanley	(9,689)	(575,763)	(498,015)	75,521
Pulmonx Corp.	Morgan Stanley	(87)	(2,160)	(2,158)	(289)
Quidel Corp.	Morgan Stanley	(3,201)	(465,717)	(359,984)	104,633
RadNet, Inc.	Morgan Stanley	(8,789)	(168,284)	(196,610)	(29,422)
Schrodinger, Inc.	Morgan Stanley	(16,771)	(904,853)	(572,227)	326,145
Silk Road Medical, Inc.	Morgan Stanley	(8,767)	(425,696)	(361,989)	60,631
Simulations Plus, Inc.	Morgan Stanley	(1,213)	(95,131)	(61,839)	32,782
STERIS PLC (Ireland)	Morgan Stanley	(2,149)	(478,217)	(519,564)	(49,578)
Surgery Partners, Inc.	Morgan Stanley	(10,433)	(524,018)	(574,337)	(52,002)
Teladoc Health, Inc.	Morgan Stanley	(1,192)	(193,348)	(85,979)	106,908
U.S. Physical Therapy, Inc.	Morgan Stanley	(2,195)	(270,371)	(218,293)	47,119
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(8,297)	(1,002,622)	(1,061,186)	(62,502)
		(432,230)	(20,478,324)	(17,090,709)	3,295,385
Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(6,572)	(271,969)	(268,006)	3,317
Clorox Co. (The)	Morgan Stanley	(2,465)	(450,720)	(342,709)	100,945
Edgewell Personal Care Co.	Morgan Stanley	(1,608)	(59,196)	(58,965)	78
Energizer Holdings, Inc.	Morgan Stanley	(13,902)	(506,410)	(427,626)	71,490
Inter Parfums, Inc.	Morgan Stanley	(671)	(56,916)	(59,082)	(2,276)
Olaplex Holdings, Inc.	Morgan Stanley	(6,605)	(158,327)	(103,236)	54,712
Reynolds Consumer Products, Inc.	Morgan Stanley	(7,144)	(210,031)	(209,605)	(3,376)
WD-40 Co.	Morgan Stanley	(403)	(97,295)	(73,842)	24,505
		(39,370)	(1,810,864)	(1,543,071)	249,395
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(19,937)	(1,136,434)	(1,220,942)	(97,221)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(91,712)	(722,146)	(772,215)	(52,558)
Alpha Metallurgical Resources, Inc.	Morgan Stanley	(1,256)	(158,913)	(165,742)	(7,209)
Amyris, Inc.	Morgan Stanley	(58,297)	(451,295)	(254,175)	195,696
AptarGroup, Inc.	Morgan Stanley	(2,305)	(295,166)	(270,838)	22,629
Arconic Corp.	Morgan Stanley	(5,353)	(140,367)	(137,144)	2,886
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(14,975)	(496,298)	(368,086)	133,487
Berry Global Group, Inc.	Morgan Stanley	(12,123)	(741,195)	(702,649)	36,801
Coeur Mining, Inc.	Morgan Stanley	(208,037)	(1,170,614)	(925,765)	242,098
Compass Minerals International, Inc.	Morgan Stanley	(1,291)	(77,829)	(81,062)	(3,237)
Ecolab, Inc.	Morgan Stanley	(704)	(126,008)	(124,298)	1,248
Element Solutions, Inc.	Morgan Stanley	(15,163)	(378,755)	(332,070)	44,519
Equinox Gold Corp. (Canada)	Morgan Stanley	(74,626)	(691,616)	(617,157)	72,360
First Majestic Silver Corp. (Canada)	Morgan Stanley	(40,847)	(529,163)	(537,547)	(11,283)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(121,794)	$ (442,582)	$ (464,035)	$ (22,498)
GCP Applied Technologies, Inc.	Morgan Stanley	(7,767)	(247,856)	(244,039)	3,307
Graphic Packaging Holding Co.	Morgan Stanley	(32,985)	(664,774)	(661,019)	(1,672)
HB Fuller Co.	Morgan Stanley	(4,068)	(278,627)	(268,773)	8,553
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(11,261)	(80,084)	(88,399)	(9,520)
IAMGOLD Corp. (Canada)	Morgan Stanley	(150,535)	(459,087)	(523,862)	(65,858)
International Flavors & Fragrances, Inc.	Morgan Stanley	(1,374)	(203,756)	(180,447)	19,689
Kaiser Aluminum Corp.	Morgan Stanley	(1,738)	(170,510)	(163,650)	5,358
Martin Marietta Materials, Inc.	Morgan Stanley	(1,799)	(684,955)	(692,417)	(8,954)
MP Materials Corp.	Morgan Stanley	(1,554)	(87,693)	(89,106)	(1,627)
NewMarket Corp.	Morgan Stanley	(1,200)	(402,976)	(389,256)	9,227
Novagold Resources, Inc. (Canada)	Morgan Stanley	(12,211)	(136,262)	(94,391)	42,630
Pactiv Evergreen, Inc.	Morgan Stanley	(727)	(6,992)	(7,314)	(353)
PureCycle Technologies, Inc.	Morgan Stanley	(140)	(1,129)	(1,120)	(620)
Quaker Chemical Corp.	Morgan Stanley	(1,458)	(358,410)	(251,957)	104,233
Ranpak Holdings Corp.	Morgan Stanley	(4,722)	(103,356)	(96,470)	6,635
RPM International, Inc.	Morgan Stanley	(6,719)	(594,568)	(547,195)	42,043
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(3,844)	(184,323)	(199,657)	(15,775)
Schweitzer-Mauduit International, Inc.	Morgan Stanley	(3,865)	(124,593)	(106,288)	15,857
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(10,041)	(1,424,843)	(1,234,641)	179,523
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(7,050)	(133,066)	(130,425)	2,260
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(8,728)	(69,987)	(77,766)	(7,952)
Sonoco Products Co.	Morgan Stanley	(4,502)	(263,512)	(281,645)	(19,977)
Stepan Co.	Morgan Stanley	(2,063)	(247,964)	(203,845)	41,748
Trinseo PLC (Ireland)	Morgan Stanley	(8,001)	(447,773)	(383,408)	62,579
Vulcan Materials Co.	Morgan Stanley	(2,738)	(557,639)	(502,971)	52,566
West Fraser Timber Co., Ltd. (Canada)	Morgan Stanley	(1,776)	(171,887)	(146,396)	25,224
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	(1,074)	(51,959)	(51,101)	729
Worthington Industries, Inc.	Morgan Stanley	(4,380)	(243,762)	(225,176)	17,035
		(966,740)	(15,960,724)	(14,816,459)	1,064,606
Media & Entertainment
Advantage Solutions, Inc.	Morgan Stanley	(79)	(508)	(504)	(5)
Angi, Inc.	Morgan Stanley	(70,057)	(841,532)	(397,223)	442,329
Cable One, Inc.	Morgan Stanley	(537)	(1,046,004)	(786,297)	254,208
Cardlytics, Inc.	Morgan Stanley	(1,209)	(87,582)	(66,471)	20,313
Cargurus, Inc.	Morgan Stanley	(17,855)	(698,834)	(758,123)	(60,935)
DISH Network Corp., Class A	Morgan Stanley	(4,324)	(136,005)	(136,855)	(1,400)
EW Scripps Co. (The), Class A	Morgan Stanley	(5,324)	(86,789)	(110,686)	(25,005)
fuboTV, Inc.	Morgan Stanley	(37,153)	(546,685)	(244,095)	300,582
Gray Television, Inc.	Morgan Stanley	(9,944)	(222,705)	(219,464)	2,787
IAC/InterActiveCorp.	Morgan Stanley	(7,126)	(754,182)	(714,595)	37,812
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	(13,728)	(188,842)	(206,332)	(17,940)
Madison Square Garden Entertainment Corp.	Morgan Stanley	(2,109)	(214,470)	(175,701)	38,259
Madison Square Garden Sports Corp.	Morgan Stanley	(843)	(144,791)	(151,200)	(7,009)
Magnite, Inc.	Morgan Stanley	(39,445)	(747,294)	(521,068)	225,369
Paramount Global, Class B	Morgan Stanley	(17,762)	(666,914)	(671,581)	(6,238)
ROBLOX Corp., Class A	Morgan Stanley	(3,858)	(176,930)	(178,394)	(12,725)
Roku, Inc.	Morgan Stanley	(6,928)	(926,209)	(867,871)	56,160
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(10,463)	(356,846)	(293,173)	50,420
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
Skillz, Inc.	Morgan Stanley	(49,552)	$ (131,875)	$ (148,656)	$ (17,186)
Snap, Inc., Class A	Morgan Stanley	(6,948)	(392,880)	(250,059)	141,892
TechTarget, Inc.	Morgan Stanley	(1,741)	(134,179)	(141,508)	(7,652)
TEGNA, Inc.	Morgan Stanley	(3,468)	(77,504)	(77,683)	(369)
Warner Music Group Corp., Class A	Morgan Stanley	(6,022)	(260,275)	(227,933)	30,854
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(1,423)	(83,658)	(88,852)	(5,546)
ZoomInfo Technologies, Inc.	Morgan Stanley	(17,107)	(900,593)	(1,021,972)	(130,990)
		(335,005)	(9,824,086)	(8,456,296)	1,307,985
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(10,155)	(909,254)	(772,491)	132,698
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	(8,988)	(84,370)	(87,633)	(3,468)
Adaptive Biotechnologies Corp.	Morgan Stanley	(18,637)	(592,266)	(258,682)	331,893
Amneal Pharmaceuticals, Inc.	Morgan Stanley	(2,457)	(10,041)	(10,246)	(236)
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(2,926)	(184,995)	(148,670)	35,883
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(970)	(49,193)	(44,610)	4,268
Arvinas, Inc.	Morgan Stanley	(6,592)	(544,799)	(443,642)	99,741
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(24,681)	(278,990)	(305,551)	(27,223)
Avid Bioservices, Inc.	Morgan Stanley	(5,233)	(150,328)	(106,596)	43,538
Axsome Therapeutics, Inc.	Morgan Stanley	(7,895)	(347,435)	(326,774)	15,047
Bridgebio Pharma, Inc.	Morgan Stanley	(5,299)	(159,349)	(53,785)	105,475
C4 Therapeutics, Inc.	Morgan Stanley	(315)	(11,578)	(7,642)	3,901
CareDx, Inc.	Morgan Stanley	(4,255)	(192,040)	(157,392)	35,448
Catalent, Inc.	Morgan Stanley	(6,534)	(810,676)	(724,621)	85,140
Catalyst Pharmaceuticals, Inc.	Morgan Stanley	(47)	(399)	(390)	—
ChemoCentryx, Inc.	Morgan Stanley	(10,713)	(265,873)	(268,575)	(3,333)
Coherus Biosciences, Inc.	Morgan Stanley	(2,342)	(28,807)	(30,235)	(1,504)
Denali Therapeutics, Inc.	Morgan Stanley	(783)	(24,729)	(25,189)	(694)
Eli Lilly & Co.	Morgan Stanley	(1,540)	(446,472)	(441,010)	(4,523)
Emergent BioSolutions, Inc.	Morgan Stanley	(6,479)	(310,922)	(266,028)	45,911
Exact Sciences Corp.	Morgan Stanley	(2,874)	(200,522)	(200,950)	(3,975)
FibroGen, Inc.	Morgan Stanley	(2,678)	(34,379)	(32,190)	2,101
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(2,552)	(389,054)	(397,270)	(11,844)
Ligand Pharmaceuticals, Inc.	Morgan Stanley	(164)	(18,611)	(18,448)	111
MannKind Corp.	Morgan Stanley	(3,932)	(14,126)	(14,470)	(385)
Medpace Holdings, Inc.	Morgan Stanley	(352)	(69,066)	(57,584)	11,313
Mirati Therapeutics, Inc.	Morgan Stanley	(8)	(667)	(658)	(36)
NanoString Technologies, Inc.	Morgan Stanley	(12,718)	(524,547)	(441,951)	81,006
Nektar Therapeutics	Morgan Stanley	(11,283)	(141,516)	(60,815)	80,361
NeoGenomics, Inc.	Morgan Stanley	(23,473)	(734,980)	(285,197)	448,052
Novavax, Inc.	Morgan Stanley	(1,439)	(247,672)	(105,982)	141,101
OPKO Health, Inc.	Morgan Stanley	(5,968)	(18,984)	(20,530)	(1,932)
Pacira BioSciences, Inc.	Morgan Stanley	(1,595)	(116,534)	(121,730)	(5,478)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(21,640)	(1,012,781)	(831,625)	166,676
Quanterix Corp.	Morgan Stanley	(1,590)	(43,570)	(46,412)	(2,952)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(440)	(91,659)	(14,414)	87,657
Revance Therapeutics, Inc.	Morgan Stanley	(1,254)	(35,856)	(24,453)	12,875
Sana Biotechnology, Inc.	Morgan Stanley	(1,311)	(19,528)	(10,829)	8,790
Seagen, Inc.	Morgan Stanley	(4,091)	(522,915)	(589,309)	(67,627)
Sotera Health Co.	Morgan Stanley	(5,688)	(128,197)	(123,202)	4,672
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
SpringWorks Therapeutics, Inc.	Morgan Stanley	(1,576)	$ (89,811)	$ (88,949)	$ 643
Travere Therapeutics, Inc.	Morgan Stanley	(128)	(3,240)	(3,299)	(94)
Turning Point Therapeutics, Inc.	Morgan Stanley	(44)	(1,223)	(1,181)	31
Twist Bioscience Corp.	Morgan Stanley	(1,452)	(130,966)	(71,700)	58,952
Xenon Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(4,059)	(119,285)	(124,084)	(5,467)
		(239,150)	(10,112,205)	(8,166,994)	1,902,513
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(4,922)	(154,320)	(62,805)	91,145
Abercrombie & Fitch Co., Class A	Morgan Stanley	(1,632)	(53,854)	(52,208)	1,513
American Eagle Outfitters, Inc.	Morgan Stanley	(15,128)	(272,687)	(254,150)	16,952
Asbury Automotive Group, Inc.	Morgan Stanley	(2,104)	(381,727)	(337,061)	43,763
Bed Bath & Beyond, Inc.	Morgan Stanley	(16,287)	(250,807)	(366,946)	(120,773)
Big Lots, Inc.	Morgan Stanley	(3,061)	(115,243)	(105,911)	8,928
Boot Barn Holdings, Inc.	Morgan Stanley	(724)	(72,008)	(68,628)	3,203
CarMax, Inc.	Morgan Stanley	(19,426)	(2,592,925)	(1,874,220)	714,798
Carvana Co.	Morgan Stanley	(2,998)	(608,471)	(357,631)	249,857
Chewy, Inc., Class A	Morgan Stanley	(18,326)	(1,055,081)	(747,334)	305,266
Designer Brands, Inc., Class A	Morgan Stanley	(4,573)	(77,179)	(61,781)	16,085
Dollar Tree, Inc.	Morgan Stanley	(7,289)	(1,098,608)	(1,167,333)	(71,308)
Five Below, Inc.	Morgan Stanley	(2,830)	(544,088)	(448,187)	94,618
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(10,341)	(1,126,501)	(837,621)	286,232
Foot Locker, Inc.	Morgan Stanley	(13,623)	(464,302)	(404,058)	58,951
Franchise Group, Inc.	Morgan Stanley	(3,461)	(136,788)	(143,389)	(6,930)
Group 1 Automotive, Inc.	Morgan Stanley	(860)	(159,472)	(144,334)	14,703
Kohl's Corp.	Morgan Stanley	(2,366)	(139,739)	(143,048)	(5,792)
Leslie's, Inc.	Morgan Stanley	(14,946)	(430,705)	(289,355)	141,361
Monro, Inc.	Morgan Stanley	(1,794)	(142,711)	(79,546)	61,871
Murphy U.S.A., Inc.	Morgan Stanley	(1,247)	(202,150)	(249,350)	(50,433)
National Vision Holdings, Inc.	Morgan Stanley	(8,956)	(372,265)	(390,213)	(18,828)
Nordstrom, Inc.	Morgan Stanley	(226)	(8,604)	(6,127)	2,405
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	(5,897)	(288,512)	(253,335)	34,493
Petco Health & Wellness Co., Inc.	Morgan Stanley	(46,704)	(914,197)	(913,997)	(1,951)
Pool Corp.	Morgan Stanley	(519)	(236,291)	(219,459)	15,136
Poshmark, Inc., Class A	Morgan Stanley	(16,273)	(302,054)	(206,016)	94,777
Qurate Retail, Inc.	Morgan Stanley	(98,729)	(781,968)	(469,950)	310,177
Rent-A-Center, Inc.	Morgan Stanley	(210)	(5,419)	(5,290)	108
Sally Beauty Holdings, Inc.	Morgan Stanley	(7,328)	(153,707)	(114,537)	41,504
Sleep Number Corp.	Morgan Stanley	(1,662)	(104,713)	(84,280)	20,754
Stitch Fix, Inc., Class A	Morgan Stanley	(14,539)	(160,500)	(146,408)	13,708
Tractor Supply Co.	Morgan Stanley	(4,427)	(994,209)	(1,033,129)	(45,574)
Urban Outfitters, Inc.	Morgan Stanley	(11,485)	(427,051)	(288,388)	141,036
Wayfair, Inc., Class A	Morgan Stanley	(2,095)	(295,167)	(232,084)	61,314
		(366,988)	(15,124,023)	(12,558,109)	2,523,069
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(18,233)	(521,941)	(377,241)	143,254
Ambarella, Inc. (Cayman Islands)	Morgan Stanley	(3,353)	(303,178)	(351,797)	(55,266)
Amkor Technology, Inc.	Morgan Stanley	(2,829)	(71,924)	(61,446)	11,120
Analog Devices, Inc.	Morgan Stanley	(358)	(66,721)	(59,134)	6,962
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
Azenta, Inc.	Morgan Stanley	(2,836)	$ (249,940)	$ (235,048)	$ 14,164
Cirrus Logic, Inc.	Morgan Stanley	(13,309)	(1,144,943)	(1,128,470)	13,781
CMC Materials, Inc.	Morgan Stanley	(430)	(82,192)	(79,722)	1,817
Enphase Energy, Inc.	Morgan Stanley	(2,066)	(330,491)	(416,877)	(101,680)
Entegris, Inc.	Morgan Stanley	(2,013)	(265,110)	(264,226)	(950)
First Solar, Inc.	Morgan Stanley	(3,690)	(294,772)	(309,001)	(14,928)
FormFactor, Inc.	Morgan Stanley	(9,645)	(378,419)	(405,379)	(28,542)
Impinj, Inc.	Morgan Stanley	(1,548)	(92,034)	(98,360)	(6,869)
MaxLinear, Inc.	Morgan Stanley	(68)	(4,058)	(3,968)	73
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(20,473)	(555,328)	(528,818)	25,201
Texas Instruments, Inc.	Morgan Stanley	(544)	(101,268)	(99,813)	2,510
Wolfspeed, Inc.	Morgan Stanley	(5,884)	(559,235)	(669,952)	(145,344)
		(87,279)	(5,021,554)	(5,089,252)	(134,697)
Software & Services
8x8, Inc.	Morgan Stanley	(11,055)	(261,833)	(139,182)	121,863
Alteryx, Inc., Class A	Morgan Stanley	(7,585)	(907,579)	(542,555)	393,987
Amdocs Ltd. (Guernsey)	Morgan Stanley	(6,905)	(535,175)	(567,660)	(37,998)
Appfolio, Inc., Class A	Morgan Stanley	(2,927)	(394,200)	(331,366)	61,903
AppLovin Corp., Class A	Morgan Stanley	(4,109)	(225,845)	(226,283)	(975)
Asana, Inc., Class A	Morgan Stanley	(8,370)	(570,274)	(334,549)	234,380
Aspen Technology, Inc.	Morgan Stanley	(3,558)	(543,841)	(588,386)	(45,828)
Avalara, Inc.	Morgan Stanley	(5,987)	(871,170)	(595,766)	277,594
Avaya Holdings Corp.	Morgan Stanley	(30,228)	(474,637)	(382,989)	90,527
BigCommerce Holdings, Inc.	Morgan Stanley	(8,028)	(167,325)	(175,893)	(8,968)
Blackbaud, Inc.	Morgan Stanley	(3,299)	(200,564)	(197,511)	2,574
Blackline, Inc.	Morgan Stanley	(1,996)	(147,350)	(146,147)	782
Bottomline Technologies DE, Inc.	Morgan Stanley	(4,189)	(175,386)	(237,433)	(69,480)
Ceridian HCM Holding, Inc.	Morgan Stanley	(651)	(64,905)	(44,502)	20,243
Citrix Systems, Inc.	Morgan Stanley	(7,367)	(867,185)	(743,330)	114,314
Clearwater Analytics Holdings, Inc., Class A	Morgan Stanley	(1,590)	(31,403)	(33,390)	(2,068)
CommVault Systems, Inc.	Morgan Stanley	(1,935)	(133,928)	(128,387)	5,355
Conduent, Inc.	Morgan Stanley	(18,582)	(131,470)	(95,883)	36,215
Confluent, Inc., Class A	Morgan Stanley	(13,335)	(489,866)	(546,735)	(66,944)
Coupa Software, Inc.	Morgan Stanley	(7,150)	(1,232,754)	(726,655)	503,203
Datto Holding Corp.	Morgan Stanley	(574)	(15,111)	(15,337)	(269)
Digital Turbine, Inc.	Morgan Stanley	(2,968)	(223,978)	(130,028)	93,417
Dolby Laboratories, Inc., Class A	Morgan Stanley	(1,432)	(111,590)	(112,011)	(691)
Domo, Inc., Class B	Morgan Stanley	(4,295)	(199,683)	(217,198)	(19,156)
Duck Creek Technologies, Inc.	Morgan Stanley	(4,053)	(106,826)	(89,652)	16,915
Dynatrace, Inc.	Morgan Stanley	(1,314)	(97,595)	(61,889)	35,469
Envestnet, Inc.	Morgan Stanley	(2,337)	(172,144)	(173,966)	(2,413)
Everbridge, Inc.	Morgan Stanley	(10,615)	(643,650)	(463,239)	175,913
Evo Payments, Inc., Class A	Morgan Stanley	(1,039)	(30,710)	(23,991)	7,157
Expensify, Inc., Class A	Morgan Stanley	(74)	(1,215)	(1,299)	(95)
Fastly, Inc., Class A	Morgan Stanley	(17,880)	(669,528)	(310,754)	357,196
Five9, Inc.	Morgan Stanley	(2,759)	(280,595)	(304,594)	(31,743)
Guidewire Software, Inc.	Morgan Stanley	(5,319)	(605,282)	(503,284)	102,283
Hive Blockchain Technologies Ltd. (Canada)	Morgan Stanley	(64,457)	(211,497)	(137,293)	73,535
Jack Henry & Associates, Inc.	Morgan Stanley	(140)	(27,808)	(27,587)	147
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Jamf Holding Corp.	Morgan Stanley	(15,762)	$ (528,369)	$ (548,675)	$ (22,893)
JFrog Ltd. (Israel)	Morgan Stanley	(8,969)	(293,764)	(241,715)	51,353
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(18,309)	(862,713)	(557,875)	298,317
LivePerson, Inc.	Morgan Stanley	(10,438)	(336,911)	(254,896)	81,217
LiveRamp Holdings, Inc.	Morgan Stanley	(8,208)	(358,672)	(306,897)	50,927
Mandiant, Inc.	Morgan Stanley	(5,907)	(110,014)	(131,785)	(29,022)
Model N, Inc.	Morgan Stanley	(4,796)	(154,649)	(129,012)	25,224
nCino, Inc.	Morgan Stanley	(8,781)	(469,158)	(359,845)	107,667
New Relic, Inc.	Morgan Stanley	(2,193)	(145,955)	(146,668)	(1,063)
Okta, Inc.	Morgan Stanley	(8,630)	(1,382,064)	(1,302,785)	76,033
PagerDuty, Inc.	Morgan Stanley	(565)	(23,864)	(19,317)	4,611
Paymentus Holdings, Inc., Class A	Morgan Stanley	(1,249)	(25,653)	(26,329)	(744)
Paysafe Ltd. (Bermuda)	Morgan Stanley	(24,940)	(165,018)	(84,547)	80,297
Perficient, Inc.	Morgan Stanley	(1,593)	(216,955)	(175,373)	41,065
Ping Identity Holding Corp.	Morgan Stanley	(10,672)	(362,905)	(292,733)	72,929
PROS Holdings, Inc.	Morgan Stanley	(4,629)	(223,445)	(154,192)	70,340
Q2 Holdings, Inc.	Morgan Stanley	(3,500)	(398,301)	(215,775)	184,575
Qualtrics International, Inc., Class A	Morgan Stanley	(3,899)	(111,587)	(111,316)	(84)
Qualys, Inc.	Morgan Stanley	(315)	(44,607)	(44,859)	(365)
Rackspace Technology, Inc.	Morgan Stanley	(19,072)	(460,040)	(212,844)	248,513
RingCentral, Inc., Class A	Morgan Stanley	(9,463)	(1,411,774)	(1,109,158)	299,299
Riot Blockchain, Inc.	Morgan Stanley	(14,545)	(347,328)	(307,918)	24,648
Sabre Corp.	Morgan Stanley	(12,817)	(179,928)	(146,498)	33,000
SecureWorks Corp., Class A	Morgan Stanley	(35)	(467)	(464)	(6)
Shift4 Payments, Inc., Class A	Morgan Stanley	(4,957)	(363,877)	(306,987)	55,860
Smartsheet, Inc., Class A	Morgan Stanley	(6,615)	(385,317)	(362,370)	22,036
SolarWinds Corp.	Morgan Stanley	(12,539)	(251,762)	(166,894)	85,353
Sumo Logic, Inc.	Morgan Stanley	(13,446)	(215,696)	(156,915)	58,170
Switch, Inc., Class A	Morgan Stanley	(17,560)	(454,064)	(541,199)	(100,298)
TaskUS, Inc., Class A	Morgan Stanley	(1,551)	(60,481)	(59,651)	432
Toast, Inc., Class A	Morgan Stanley	(10,456)	(195,346)	(227,209)	(41,121)
Tucows, Inc., Class A	Morgan Stanley	(1,350)	(77,215)	(92,205)	(15,219)
Twilio, Inc., Class A	Morgan Stanley	(5,493)	(1,633,595)	(905,301)	724,457
Tyler Technologies, Inc.	Morgan Stanley	(464)	(225,322)	(206,429)	18,518
Verra Mobility Corp.	Morgan Stanley	(10,677)	(156,968)	(173,822)	(18,274)
VMware, Inc., Class A	Morgan Stanley	(6,375)	(744,886)	(725,921)	13,142
Vonage Holdings Corp.	Morgan Stanley	(8,554)	(172,159)	(173,561)	(2,138)
WEX, Inc.	Morgan Stanley	(6,125)	(1,222,647)	(1,093,006)	127,189
Xperi Holding Corp.	Morgan Stanley	(4,053)	(68,574)	(70,198)	(1,806)
		(577,604)	(26,665,952)	(21,499,868)	5,060,483
Technology Hardware & Equipment
ADTRAN, Inc.	Morgan Stanley	(3,398)	(44,352)	(62,693)	(21,154)
Advanced Energy Industries, Inc.	Morgan Stanley	(4,080)	(366,575)	(351,206)	13,959
Avid Technology, Inc.	Morgan Stanley	(44)	(1,552)	(1,534)	172
Avnet, Inc.	Morgan Stanley	(13,358)	(548,004)	(542,201)	(4,429)
Benchmark Electronics, Inc.	Morgan Stanley	(1,280)	(32,841)	(32,051)	506
Calix, Inc.	Morgan Stanley	(4,370)	(279,534)	(187,517)	91,354
Celestica, Inc. (Canada)	Morgan Stanley	(8,092)	(67,090)	(96,376)	(30,957)
Cognex Corp.	Morgan Stanley	(1,148)	(88,439)	(88,568)	(309)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Technology Hardware & Equipment — (continued)
CommScope Holding Co., Inc.	Morgan Stanley	(87,417)	$(1,039,061)	$ (688,846)	$ 352,022
Corsair Gaming, Inc.	Morgan Stanley	(7,977)	(189,937)	(168,793)	20,691
Fabrinet (Cayman Islands)	Morgan Stanley	(1,394)	(130,682)	(146,551)	(16,183)
Harmonic, Inc.	Morgan Stanley	(2,458)	(22,949)	(22,835)	53
Insight Enterprises, Inc.	Morgan Stanley	(1,993)	(194,336)	(213,889)	(21,906)
Littelfuse, Inc.	Morgan Stanley	(1,683)	(428,921)	(419,757)	7,732
Methode Electronics, Inc.	Morgan Stanley	(1,235)	(52,648)	(53,414)	(897)
National Instruments Corp.	Morgan Stanley	(13,352)	(558,030)	(541,958)	8,511
nLight, Inc.	Morgan Stanley	(1,354)	(37,879)	(23,478)	14,304
Novanta, Inc. (Canada)	Morgan Stanley	(595)	(103,587)	(84,663)	19,520
OSI Systems, Inc.	Morgan Stanley	(2,547)	(219,715)	(216,801)	2,392
PAR Technology Corp.	Morgan Stanley	(1,527)	(58,582)	(61,599)	(3,169)
Plantronics, Inc.	Morgan Stanley	(2,603)	(71,991)	(102,558)	(30,744)
Plexus Corp.	Morgan Stanley	(3,260)	(280,430)	(266,701)	13,065
Rogers Corp.	Morgan Stanley	(905)	(246,933)	(245,889)	454
ScanSource, Inc.	Morgan Stanley	(305)	(10,585)	(10,611)	(58)
Stratasys Ltd. (Israel)	Morgan Stanley	(2,245)	(52,107)	(57,001)	(5,188)
Super Micro Computer, Inc.	Morgan Stanley	(5,602)	(221,115)	(213,268)	7,321
TD SYNNEX Corp.	Morgan Stanley	(1,360)	(147,215)	(140,366)	6,705
Teledyne Technologies, Inc.	Morgan Stanley	(702)	(322,328)	(331,786)	(10,397)
TTM Technologies, Inc.	Morgan Stanley	(3,360)	(49,278)	(49,795)	(641)
Ubiquiti, Inc.	Morgan Stanley	(1,100)	(302,059)	(320,276)	(18,863)
Viasat, Inc.	Morgan Stanley	(14,527)	(694,126)	(708,918)	(16,427)
Viavi Solutions, Inc.	Morgan Stanley	(6,434)	(109,820)	(103,459)	6,242
		(201,705)	(6,972,701)	(6,555,358)	383,681
Telecommunication Services
Bandwidth, Inc., Class A	Morgan Stanley	(4,030)	(357,365)	(130,532)	225,988
Frontier Communications Parent, Inc.	Morgan Stanley	(2,744)	(72,208)	(75,926)	(3,895)
Globalstar, Inc.	Morgan Stanley	(297,323)	(452,854)	(437,065)	13,044
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(4,059)	(57,467)	(57,963)	(639)
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(1,631)	(83,648)	(92,559)	(9,457)
Shenandoah Telecommunications Co.	Morgan Stanley	(4,242)	(151,902)	(100,026)	11,736
United States Cellular Corp.	Morgan Stanley	(2,163)	(73,851)	(65,387)	8,282
		(316,192)	(1,249,295)	(959,458)	245,059
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(10,126)	(225,233)	(338,715)	(116,349)
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	(7,303)	(555,236)	(602,790)	(48,862)
CH Robinson Worldwide, Inc.	Morgan Stanley	(20,871)	(2,044,993)	(2,248,015)	(227,333)
Genco Shipping & Trading Ltd. (Marshall Islands)	Morgan Stanley	(394)	(9,248)	(9,306)	(88)
JB Hunt Transport Services, Inc.	Morgan Stanley	(2,948)	(592,431)	(591,929)	(3,984)
Kirby Corp.	Morgan Stanley	(2,012)	(124,819)	(145,246)	(25,181)
SkyWest, Inc.	Morgan Stanley	(5,045)	(166,290)	(145,548)	20,344
TFI International, Inc. (Canada)	Morgan Stanley	(1,919)	(214,174)	(204,393)	7,822
Werner Enterprises, Inc.	Morgan Stanley	(18,325)	(851,326)	(751,325)	96,341
		(68,943)	(4,783,750)	(5,037,267)	(297,290)
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(39,432)	(616,301)	(611,985)	(20,534)
ALLETE, Inc.	Morgan Stanley	(3,091)	(249,812)	(207,035)	24,819
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Ameren Corp.	Morgan Stanley	(2,007)	$ (169,707)	$ (188,176)	$ (24,210)
Avangrid, Inc.	Morgan Stanley	(6,026)	(310,835)	(281,655)	11,278
Avista Corp.	Morgan Stanley	(9,483)	(394,868)	(428,157)	(38,845)
Black Hills Corp.	Morgan Stanley	(7,844)	(603,293)	(604,145)	(34,210)
California Water Service Group	Morgan Stanley	(1,266)	(64,612)	(75,048)	(11,884)
CenterPoint Energy, Inc.	Morgan Stanley	(2,129)	(57,044)	(65,233)	(9,395)
Clearway Energy, Inc., Class A	Morgan Stanley	(4,201)	(109,775)	(139,977)	(35,954)
Dominion Energy, Inc.	Morgan Stanley	(2,553)	(214,221)	(216,928)	(1,062)
Duke Energy Corp.	Morgan Stanley	(2,282)	(234,677)	(254,808)	(29,569)
Entergy Corp.	Morgan Stanley	(3,607)	(399,165)	(421,117)	(34,838)
Essential Utilities, Inc.	Morgan Stanley	(2,984)	(141,656)	(152,572)	(11,256)
Evergy, Inc.	Morgan Stanley	(8,469)	(555,054)	(578,771)	(30,568)
Eversource Energy	Morgan Stanley	(5,763)	(515,358)	(508,239)	(1,546)
Fortis, Inc. (Canada)	Morgan Stanley	(5,011)	(229,151)	(248,045)	(21,671)
MGE Energy, Inc.	Morgan Stanley	(86)	(6,860)	(6,862)	(26)
New Jersey Resources Corp.	Morgan Stanley	(3,645)	(143,574)	(167,160)	(25,962)
NiSource, Inc.	Morgan Stanley	(2,560)	(67,226)	(81,408)	(24,697)
Northwest Natural Holding Co.	Morgan Stanley	(4,814)	(246,669)	(248,980)	(12,415)
NorthWestern Corp.	Morgan Stanley	(3,949)	(266,961)	(238,875)	13,752
OGE Energy Corp.	Morgan Stanley	(7,045)	(263,512)	(287,295)	(27,226)
ONE Gas, Inc.	Morgan Stanley	(2,850)	(215,367)	(251,484)	(38,156)
Ormat Technologies, Inc.	Morgan Stanley	(2,085)	(169,114)	(170,616)	(4,290)
Pinnacle West Capital Corp.	Morgan Stanley	(12,196)	(964,368)	(952,508)	(15,445)
PNM Resources, Inc.	Morgan Stanley	(2,974)	(144,152)	(141,771)	(517)
Portland General Electric Co.	Morgan Stanley	(4,720)	(235,884)	(260,308)	(33,503)
SJW Group	Morgan Stanley	(2,079)	(136,651)	(144,657)	(12,037)
South Jersey Industries, Inc.	Morgan Stanley	(17,219)	(451,151)	(594,916)	(172,952)
Southwest Gas Holdings, Inc.	Morgan Stanley	(7,017)	(555,170)	(549,361)	(21,301)
Spire, Inc.	Morgan Stanley	(6,630)	(456,897)	(475,769)	(30,318)
Sunnova Energy International, Inc.	Morgan Stanley	(5,051)	(122,919)	(116,476)	2,263
Vistra Corp.	Morgan Stanley	(11,279)	(214,349)	(262,237)	(55,868)
WEC Energy Group, Inc.	Morgan Stanley	(1,624)	(140,355)	(162,091)	(27,490)
Xcel Energy, Inc.	Morgan Stanley	(3,084)	(215,203)	(222,572)	(12,207)
		(207,055)	(9,881,911)	(10,317,237)	(767,840)

Total Reference Entity — Short			(207,911,125)	(186,771,094)	19,530,888
Net Value of Reference Entity			$ (29,891,167)	$ 9,411,723	$39,756,771

*	Includes $453,881 related to open trades, dividends receivables/payables and swap receivables/payables activities.
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.1%
Automobiles & Components — 1.2%
Ford Motor Co.(a)	9,209	$ 155,724
General Motors Co.(a)*	3,020	132,095
Gentherm, Inc.(a)*	255	18,625
Luminar Technologies, Inc.*	369	5,768
Magna International, Inc. (Canada)	965	62,059
Tenneco, Inc., Class A(a)*	1,563	28,634
Thor Industries, Inc.	1,232	96,958
Visteon Corp.*	650	70,935
		570,798
Capital Goods — 8.8%
3M Co.(a)	610	90,817
A.O. Smith Corp.(a)	1,813	115,833
AECOM (a)	1,849	142,022
Aerojet Rocketdyne Holdings, Inc.*	2,150	84,602
Albany International Corp., Class A	348	29,343
Apogee Enterprises, Inc.	152	7,214
Armstrong World Industries, Inc.	157	14,132
Atkore, Inc.(a)*	2,207	217,257
Boise Cascade Co.(a)	1,744	121,156
Builders FirstSource, Inc.(a)*	4,838	312,244
Carrier Global Corp.(a)	1,505	69,034
Crane Co.(a)	817	88,465
CSW Industrials, Inc.	9	1,058
Cummins, Inc.	261	53,534
Curtiss-Wright Corp.	108	16,217
Deere & Co.(a)	171	71,044
Eaton Corp. PLC (Ireland)	829	125,809
Encore Wire Corp.(a)	1,592	181,599
Enerpac Tool Group Corp.	28	613
Fastenal Co.	599	35,581
Fortune Brands Home & Security, Inc.	394	29,266
General Dynamics Corp.(a)	639	154,114
General Electric Co.	869	79,513
Graco, Inc.	271	18,894
Hillenbrand, Inc.	241	10,645
Honeywell International, Inc.	221	43,002
Hubbell, Inc.	56	10,291
Ingersoll Rand, Inc.(a)	2,143	107,900
ITT, Inc.	1,184	89,049
Johnson Controls International PLC (Ireland)	1,138	74,619
Kadant, Inc.	5	971
L3Harris Technologies, Inc.	94	23,356
Lockheed Martin Corp.(a)	519	229,087
Masco Corp.	941	47,991
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Mueller Industries, Inc.	1,163	$ 63,000
Nordson Corp.(a)	434	98,553
NOW, Inc.*	897	9,894
nVent Electric PLC (Ireland)	1,038	36,102
Otis Worldwide Corp.	1,087	83,645
Owens Corning(a)	212	19,398
Parker-Hannifin Corp.(a)	188	53,347
Pentair PLC (Ireland)	1,223	66,299
Quanta Services, Inc.	367	48,301
Raytheon Technologies Corp.(a)	621	61,522
Resideo Technologies, Inc.*	1,485	35,388
Roper Technologies, Inc.	128	60,445
Shyft Group, Inc. (The)	280	10,111
Simpson Manufacturing Co., Inc.(a)	235	25,624
SiteOne Landscape Supply, Inc.*	155	25,062
Snap-on, Inc.(a)	270	55,480
Spirit AeroSystems Holdings, Inc., Class A(a)	6,098	298,131
SPX FLOW, Inc.(a)*	129	11,122
Standex International Corp.	1	100
Terex Corp.(a)	234	8,344
Textron, Inc.	94	6,992
Trane Technologies PLC (Ireland)	286	43,672
TransDigm Group, Inc.*	25	16,288
Trex Co., Inc.(a)*	1,938	126,610
Veritiv Corp.*	228	30,458
Wabash National Corp.(a)	1,411	20,939
Watts Water Technologies, Inc., Class A(a)	302	42,156
Westinghouse Air Brake Technologies Corp.	664	63,857
WillScot Mobile Mini Holdings Corp.(a)*	647	25,317
WW Grainger, Inc.	42	21,663
Zurn Water Solutions Corp.(a)	4,685	165,849
		4,329,941
Commercial & Professional Services — 2.9%
ACV Auctions, Inc., Class A*	255	3,777
Brink's Co. (The)	392	26,656
Cimpress PLC (Ireland)*	319	20,285
Cintas Corp.	403	171,432
Clean Harbors, Inc.(a)*	29	3,238
Copart, Inc.(a)*	1,089	136,637
CoreCivic, Inc.*	1,303	14,555
Deluxe Corp.	43	1,300
Exponent, Inc.	145	15,667

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Huron Consulting Group, Inc.*	65	$ 2,978
Jacobs Engineering Group, Inc.(a)	978	134,778
KBR, Inc.	727	39,789
Kelly Services, Inc., Class A	2	43
Kforce, Inc.	202	14,942
Korn Ferry	1,502	97,540
Nielsen Holdings PLC (United Kingdom)	4,276	116,478
Republic Services, Inc.	473	62,673
Ritchie Bros Auctioneers, Inc. (Canada)	659	38,901
Robert Half International, Inc.(a)	778	88,832
Science Applications International Corp.	85	7,834
Tetra Tech, Inc.(a)	1,335	220,195
Thomson Reuters Corp. (Canada)	37	4,027
TriNet Group, Inc.(a)*	829	81,540
Verisk Analytics, Inc.(a)	109	23,395
Waste Management, Inc.(a)	531	84,163
		1,411,655
Consumer Durables & Apparel — 2.9%
Acushnet Holdings Corp.	694	27,940
BRP, Inc., sub-voting shares (Canada)	18	1,472
Cavco Industries, Inc.*	15	3,613
Crocs, Inc.(a)*	650	49,660
DR Horton, Inc.(a)	696	51,859
G-III Apparel Group Ltd.*	9	244
GoPro, Inc., Class A*	7,771	66,287
Hasbro, Inc.(a)	697	57,098
Levi Strauss & Co., Class A	1,036	20,471
Lululemon Athletica, Inc.*	24	8,766
Mattel, Inc.(a)*	6,333	140,656
Mohawk Industries, Inc.(a)*	455	56,511
Movado Group, Inc.	2	78
Newell Brands, Inc.	1,276	27,319
NIKE, Inc., Class B(a)	1,377	185,289
NVR, Inc.*	4	17,869
PVH Corp.	167	12,794
Ralph Lauren Corp.	694	78,727
Skyline Champion Corp.(a)*	3,217	176,549
Smith & Wesson Brands, Inc.(a)	3,049	46,131
Sonos, Inc.*	1,797	50,711
Steven Madden Ltd.	1,321	51,044
Sturm Ruger & Co., Inc.(a)	998	69,481
Tapestry, Inc.	21	780
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tempur Sealy International, Inc.(a)	1,478	$ 41,266
Under Armour, Inc., Class C(a)*	1,796	27,946
VF Corp.	84	4,776
Vista Outdoor, Inc.(a)*	2,007	71,630
Whirlpool Corp.(a)	428	73,950
		1,420,917
Consumer Services — 2.4%
Accel Entertainment, Inc.*	42	512
Adtalem Global Education, Inc.(a)*	48	1,426
Airbnb, Inc., Class A(a)*	328	56,337
Bloomin' Brands, Inc.(a)	3,150	69,111
Booking Holdings, Inc.*	18	42,272
Boyd Gaming Corp.(a)	453	29,798
Caesars Entertainment, Inc.*	31	2,398
Cheesecake Factory, Inc. (The)(a)*	2,204	87,697
Choice Hotels International, Inc.	164	23,249
Cracker Barrel Old Country Store, Inc.	706	83,823
Darden Restaurants, Inc.	152	20,208
Dine Brands Global, Inc.(a)	1,004	78,262
Domino's Pizza, Inc.	33	13,431
European Wax Center, Inc., Class A*	18	532
Graham Holdings Co., Class B	9	5,503
Grand Canyon Education, Inc.*	79	7,672
Houghton Mifflin Harcourt Co.*	3,574	75,090
McDonald's Corp.(a)	399	98,665
MGM Resorts International(a)	1,163	48,776
Papa John's International, Inc.	128	13,476
Penn National Gaming, Inc.(a)*	522	22,143
Red Rock Resorts, Inc., Class A(a)	1,539	74,734
Service Corp. International(a)	682	44,889
Six Flags Entertainment Corp.*	273	11,876
Starbucks Corp.(a)	736	66,954
Strategic Education, Inc.	185	12,280
WW International, Inc.*	2,199	22,496
Wyndham Hotels & Resorts, Inc.(a)	702	59,452
Wynn Resorts Ltd.*	398	31,737
Yum! Brands, Inc.(a)	537	63,651
		1,168,450
Diversified Financials — 2.3%
Affiliated Managers Group, Inc.(a)	371	52,292
Berkshire Hathaway, Inc., Class B(a)*	341	120,342
BlackRock, Inc.(a)	163	124,560
Blackstone, Inc.	137	17,391
Cboe Global Markets, Inc.	255	29,177

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
CME Group, Inc.	355	$ 84,440
Donnelley Financial Solutions, Inc.*	611	20,322
Franklin Resources, Inc.(a)	5,670	158,306
Intercontinental Exchange, Inc.	315	41,618
Invesco Ltd. (Bermuda)	2,013	46,420
Moody's Corp.(a)	208	70,181
MSCI, Inc.	176	88,507
Nasdaq, Inc.(a)	449	80,012
Open Lending Corp., Class A*	44	832
S&P Global, Inc.(a)	153	62,758
SEI Investments Co.	149	8,971
T Rowe Price Group, Inc.(a)	743	112,334
		1,118,463
Energy — 7.0%
Antero Resources Corp.*	6	183
APA Corp.(a)	1,044	43,148
Arch Resources, Inc.	134	18,409
Baker Hughes Co.(a)	3,026	110,177
Cactus, Inc., Class A	32	1,816
Canadian Natural Resources Ltd. (Canada)	2,979	184,638
Centennial Resource Development, Inc., Class A*	12,567	101,416
ChampionX Corp.(a)	1,605	39,290
Cheniere Energy, Inc.	1,607	222,811
Chevron Corp.(a)	796	129,613
Comstock Resources, Inc.*	3,868	50,477
CONSOL Energy, Inc.*	271	10,198
Continental Resources, Inc.	869	53,296
Coterra Energy, Inc.(a)	1	27
Denbury, Inc.(a)*	1,021	80,220
Dril-Quip, Inc.*	428	15,986
DT Midstream, Inc.	161	8,736
EOG Resources, Inc.(a)	1,363	162,510
Exxon Mobil Corp.(a)	1,848	152,626
Gulfport Energy Corp.*	12	1,078
Halliburton Co.(a)	2,578	97,629
Helmerich & Payne, Inc.	1,597	68,320
Imperial Oil Ltd. (Canada)	853	41,217
Marathon Oil Corp.(a)	6,811	171,024
Marathon Petroleum Corp.(a)	6,032	515,736
Murphy Oil Corp.(a)	1,593	64,341
Oasis Petroleum, Inc.	654	95,680
Occidental Petroleum Corp.(a)	1,844	104,629
Oceaneering International, Inc.*	2,773	42,039
ONEOK, Inc.(a)	1,589	112,231
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Ovintiv, Inc.(a)	1,396	$ 75,482
PDC Energy, Inc.(a)	1,624	118,032
Pembina Pipeline Corp. (Canada)	2,134	80,238
Phillips 66(a)	1,472	127,166
Range Resources Corp.(a)*	511	15,524
SM Energy Co.	1	39
Suncor Energy, Inc. (Canada)	1,488	48,494
Talos Energy, Inc.*	2,126	33,570
Targa Resources Corp.	189	14,264
Valaris Ltd. (Bermuda)*	163	8,471
Valero Energy Corp.(a)	536	54,425
Vermilion Energy, Inc. (Canada)	5,325	111,931
Weatherford International PLC (Ireland)*	13	433
Whiting Petroleum Corp.	717	58,443
Williams Cos., Inc. (The)	320	10,691
		3,456,704
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.(a)	216	124,384
Ingles Markets, Inc., Class A	125	11,131
Kroger Co. (The)(a)	803	46,068
Sprouts Farmers Market, Inc.(a)*	771	24,657
Sysco Corp.	735	60,013
United Natural Foods, Inc.(a)*	930	38,455
Walgreens Boots Alliance, Inc.	926	41,457
Walmart, Inc.(a)	955	142,219
Weis Markets, Inc.	77	5,499
		493,883
Food, Beverage & Tobacco — 3.9%
Altria Group, Inc.(a)	1,189	62,125
Archer-Daniels-Midland Co.(a)	1,378	124,378
Brown-Forman Corp., Class B	663	44,434
Bunge Ltd. (Bermuda)	401	44,435
Coca-Cola Co. (The)(a)	1,492	92,504
Coca-Cola Consolidated, Inc.	72	35,773
Constellation Brands, Inc., Class A	291	67,023
Darling Ingredients, Inc.*	577	46,379
General Mills, Inc.(a)	1,045	70,768
Hain Celestial Group, Inc. (The)*	1,196	41,142
Hormel Foods Corp.(a)	2,639	136,014
Kellogg Co.(a)	443	28,569
Kraft Heinz Co. (The)(a)	1,598	62,945
Molson Coors Beverage Co., Class B	889	47,455

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A(a)	1,634	$ 102,583
Monster Beverage Corp.*	720	57,528
PepsiCo, Inc.(a)	675	112,982
Philip Morris International, Inc.(a)	2,074	194,832
Sanderson Farms, Inc.(a)	1,262	236,612
TreeHouse Foods, Inc.*	471	15,195
Tyson Foods, Inc., Class A(a)	2,467	221,117
Vector Group Ltd.(a)	6,831	82,245
		1,927,038
Health Care Equipment & Services — 7.5%
Abbott Laboratories(a)	2,199	260,274
Acadia Healthcare Co., Inc.(a)*	2,160	141,545
Addus HomeCare Corp.*	119	11,102
Align Technology, Inc.(a)*	256	111,616
Allscripts Healthcare Solutions, Inc.*	3,121	70,285
Amedisys, Inc.(a)*	430	74,085
AMN Healthcare Services, Inc.*	389	40,584
Anthem, Inc.(a)	335	164,559
Apollo Medical Holdings, Inc.(a)*	1,870	90,639
Avanos Medical, Inc.*	1,145	38,358
Centene Corp.(a)*	614	51,693
Cerner Corp.(a)	2,375	222,205
Chemed Corp.	65	32,926
Cigna Corp.	148	35,462
CVS Health Corp.	361	36,537
DaVita, Inc.*	564	63,794
Dexcom, Inc.*	136	69,578
Doximity, Inc., Class A*	205	10,678
Edwards Lifesciences Corp.(a)*	508	59,802
Ensign Group, Inc. (The)	106	9,541
Envista Holdings Corp.(a)*	1,170	56,991
Fulgent Genetics, Inc.(a)*	2,389	149,097
Globus Medical, Inc., Class A*	262	19,330
HCA Healthcare, Inc.(a)	302	75,687
Hologic, Inc.(a)*	876	67,294
ICU Medical, Inc.(a)*	302	67,237
IDEXX Laboratories, Inc.*	32	17,506
Integra LifeSciences Holdings Corp.(a)*	1,074	69,015
Laboratory Corp. of America Holdings(a)*	274	72,243
LivaNova PLC (United Kingdom)*	1,668	136,492
Masimo Corp.*	391	56,906
McKesson Corp.(a)	401	122,758
MEDNAX, Inc.(a)*	2,628	61,705
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Medtronic PLC (Ireland)	1,022	$ 113,391
Merit Medical Systems, Inc.*	371	24,679
ModivCare, Inc.*	23	2,654
Molina Healthcare, Inc.(a)*	243	81,062
Natus Medical, Inc.*	8	210
NextGen Healthcare, Inc.(a)*	1,663	34,773
Omnicell, Inc.(a)*	331	42,861
Ortho Clinical Diagnostics Holdings PLC (United Kingdom)*	2,639	49,244
Owens & Minor, Inc.	268	11,797
Quest Diagnostics, Inc.(a)	592	81,021
Select Medical Holdings Corp.(a)	2,206	52,922
STAAR Surgical Co.(a)*	979	78,232
Tandem Diabetes Care, Inc.*	333	38,725
Teleflex, Inc.(a)	744	263,994
Tivity Health, Inc.(a)*	1,348	43,365
UnitedHealth Group, Inc.(a)	236	120,353
Varex Imaging Corp.*	776	16,521
Veeva Systems, Inc., Class A(a)*	265	56,302
		3,679,630
Household & Personal Products — 1.7%
Church & Dwight Co., Inc.(a)	367	36,472
Colgate-Palmolive Co.(a)	1,935	146,731
Coty, Inc., Class A(a)*	8,016	72,064
elf Beauty, Inc.(a)*	459	11,856
Estee Lauder Cos., Inc. (The), Class A(a)	749	203,968
Kimberly-Clark Corp.(a)	997	122,790
Procter & Gamble Co. (The)(a)	1,560	238,368
WD-40 Co.	8	1,466
		833,715
Materials — 6.4%
AdvanSix, Inc.	338	17,268
Alcoa Corp.(a)	741	66,712
Ashland Global Holdings, Inc.(a)	373	36,707
Avery Dennison Corp.(a)	143	24,878
Avient Corp.(a)	1,417	68,016
Balchem Corp.	268	36,636
Ball Corp.	192	17,280
Celanese Corp.(a)	157	22,431
CF Industries Holdings, Inc.(a)	1,798	185,302
Chemours Co. (The)(a)	908	28,584
Corteva, Inc.(a)	2,984	171,520
Dow, Inc.(a)	589	37,531
DuPont de Nemours, Inc.(a)	3,396	249,878

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Eagle Materials, Inc.(a)	1,087	$ 139,527
Eastman Chemical Co.	710	79,563
ERO Copper Corp. (Canada)*	2	29
Ferro Corp.*	2,099	45,632
FMC Corp.(a)	824	108,414
Franco-Nevada Corp. (Canada)	19	3,031
Freeport-McMoRan, Inc.(a)	1,117	55,560
Hecla Mining Co.	2,735	17,969
Huntsman Corp.	492	18,455
Ingevity Corp.(a)*	657	42,094
Innospec, Inc.	88	8,144
International Paper Co.(a)	4,246	195,953
Intrepid Potash, Inc.*	45	3,696
Kinross Gold Corp. (Canada)	4,835	28,430
Kronos Worldwide, Inc.	18	279
Linde PLC (Ireland)	296	94,551
Louisiana-Pacific Corp.(a)	350	21,742
LyondellBasell Industries NV, Class A (Netherlands)	623	64,057
New Gold, Inc. (Canada)*	16,547	29,785
Nucor Corp.(a)	1,310	194,731
Nutrien Ltd. (Canada)	1,175	122,188
O-I Glass, Inc.(a)*	4,367	57,557
Olin Corp.(a)	1,153	60,279
Packaging Corp. of America(a)	209	32,627
Pan American Silver Corp. (Canada)	2,944	80,371
PPG Industries, Inc.	152	19,923
Reliance Steel & Aluminum Co.	122	22,369
Royal Gold, Inc.	452	63,858
Sealed Air Corp.	1,706	114,234
Sensient Technologies Corp.(a)	717	60,192
Silgan Holdings, Inc.	283	13,083
SSR Mining, Inc. (Canada)	4,674	101,659
Sylvamo Corp.*	447	14,876
Teck Resources Ltd., Class B (Canada)	239	9,653
TriMas Corp.	26	834
Tronox Holdings PLC, Class A (United Kingdom)	674	13,338
United States Steel Corp.(a)	263	9,926
Warrior Met Coal, Inc.	1,343	49,839
Westlake Corp.(a)	304	37,514
Yamana Gold, Inc. (Canada)	22,398	124,981
		3,123,686
Media & Entertainment — 4.9%
Activision Blizzard, Inc.(a)	1,051	84,196
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Alphabet, Inc., Class A(a)*	111	$ 308,730
AMC Entertainment Holdings, Inc., Class A*	5,192	127,931
AMC Networks, Inc., Class A*	602	24,459
Bumble, Inc., Class A*	1,764	51,121
Cars.com, Inc.*	11	159
Charter Communications, Inc., Class A(a)*	405	220,935
Comcast Corp., Class A(a)	1,639	76,738
Discovery, Inc., Class A(a)*	11,204	279,204
Fox Corp., Class A(a)	323	12,742
Interpublic Group of Cos., Inc. (The)(a)	2,002	70,971
Live Nation Entertainment, Inc.*	67	7,882
Match Group, Inc.(a)*	1,511	164,306
Meta Platforms, Inc., Class A(a)*	1,356	301,520
Netflix, Inc.(a)*	207	77,540
News Corp., Class A(a)	4,078	90,328
Pinterest, Inc., Class A(a)*	403	9,918
PubMatic, Inc., Class A(a)*	2,303	60,154
Scholastic Corp.	6	242
Take-Two Interactive Software, Inc.*	184	28,288
Thryv Holdings, Inc.*	270	7,592
TripAdvisor, Inc.*	1,451	39,351
Twitter, Inc.(a)*	2,122	82,100
Walt Disney Co. (The)(a)*	1,155	158,420
Yelp, Inc.(a)*	575	19,613
Ziff Davis, Inc.*	896	86,715
		2,391,155
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AbbVie, Inc.	117	18,967
Agilent Technologies, Inc.(a)	1,068	141,328
Alnylam Pharmaceuticals, Inc.*	39	6,368
Amgen, Inc.	38	9,189
Amphastar Pharmaceuticals, Inc.*	168	6,031
Avantor, Inc.*	1,323	44,744
Biogen, Inc.*	304	64,022
Bio-Rad Laboratories, Inc., Class A(a)*	237	133,486
Bio-Techne Corp.	108	46,768
Bristol-Myers Squibb Co.(a)	1,456	106,332
Bruker Corp.(a)	341	21,926
Charles River Laboratories International, Inc.(a)*	457	129,774
Corcept Therapeutics, Inc.*	1,024	23,061
Cronos Group, Inc. (Canada)*	910	3,540

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Danaher Corp.(a)	224	$ 65,706
Dynavax Technologies Corp.*	1,956	21,203
Elanco Animal Health, Inc.(a)*	5,398	140,834
Exelixis, Inc.*	532	12,060
Gilead Sciences, Inc.(a)	2,008	119,376
Harmony Biosciences Holdings, Inc.*	207	10,071
Horizon Therapeutics PLC (Ireland)*	486	51,132
Innoviva, Inc.*	1,016	19,660
Ionis Pharmaceuticals, Inc.*	898	33,262
IQVIA Holdings, Inc.*	162	37,456
Ironwood Pharmaceuticals, Inc.*	1,358	17,084
iTeos Therapeutics, Inc.*	125	4,023
Johnson & Johnson(a)	728	129,023
Maravai LifeSciences Holdings, Inc., Class A*	487	17,177
Medpace Holdings, Inc.*	55	8,997
Merck & Co., Inc.(a)	1,570	128,819
Mettler-Toledo International, Inc.(a)*	94	129,080
Moderna, Inc.(a)*	1,019	175,533
Organogenesis Holdings, Inc.*	324	2,469
Organon & Co.	240	8,383
Pacira BioSciences, Inc.(a)*	105	8,014
PerkinElmer, Inc.(a)	194	33,845
Pfizer, Inc.(a)	2,161	111,875
Prestige Consumer Healthcare, Inc.*	378	20,011
QIAGEN NV (Netherlands)*	834	40,866
Regeneron Pharmaceuticals, Inc.(a)*	129	90,096
REGENXBIO, Inc.*	283	9,393
Sarepta Therapeutics, Inc.*	983	76,792
Sundial Growers, Inc. (Canada)*	84,598	59,219
Syndax Pharmaceuticals, Inc.*	19	330
Thermo Fisher Scientific, Inc.	62	36,620
Vertex Pharmaceuticals, Inc.*	101	26,358
Viatris, Inc.	2,901	31,563
Waters Corp.(a)*	173	53,697
West Pharmaceutical Services, Inc.(a)	124	50,928
Xencor, Inc.*	136	3,628
Zoetis, Inc.(a)	463	87,317
		2,627,436
Retailing — 6.3%
Academy Sports & Outdoors, Inc.(a)	1,148	45,231
Advance Auto Parts, Inc.(a)	528	109,275
Amazon.com, Inc.(a)*	98	319,475
AutoNation, Inc.(a)*	645	64,229
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.(a)*	106	$ 216,726
Bath & Body Works, Inc.(a)	6,383	305,107
Best Buy Co., Inc.	85	7,727
Buckle, Inc. (The)(a)	1,040	34,362
Burlington Stores, Inc.(a)*	121	22,043
Dick's Sporting Goods, Inc.	209	20,904
Dillard's, Inc., Class A	93	24,960
Dollar General Corp.(a)	701	156,064
eBay, Inc.(a)	3,096	177,277
Etsy, Inc.(a)*	486	60,400
Genesco, Inc.*	88	5,598
Genuine Parts Co.(a)	69	8,695
Guess?, Inc.	699	15,273
Home Depot, Inc. (The)(a)	106	31,729
LKQ Corp.(a)	1,671	75,880
Lowe's Cos., Inc.(a)	1,144	231,305
Macy's, Inc.	26	633
MarineMax, Inc.*	949	38,207
ODP Corp. (The)*	335	15,353
O'Reilly Automotive, Inc.(a)*	254	173,980
Overstock.com, Inc.(a)*	4,410	194,062
Penske Automotive Group, Inc.(a)	246	23,055
RH *	178	58,044
Ross Stores, Inc.(a)	440	39,802
Shoe Carnival, Inc.	445	12,976
Shutterstock, Inc.(a)	241	22,432
Signet Jewelers Ltd. (Bermuda)	1,675	121,773
Sonic Automotive, Inc., Class A(a)	794	33,753
Target Corp.(a)	919	195,030
TJX Cos., Inc. (The)	429	25,989
Ulta Beauty, Inc.(a)*	273	108,714
Victoria's Secret & Co.(a)*	1,187	60,964
Williams-Sonoma, Inc.	121	17,545
		3,074,572
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc.(a)*	3,669	401,168
Allegro MicroSystems, Inc.*	1,598	45,383
Alpha & Omega Semiconductor Ltd. (Bermuda)*	1,974	107,879
Applied Materials, Inc.(a)	849	111,898
Axcelis Technologies, Inc.(a)*	1,691	127,721
Broadcom, Inc.(a)	414	260,687
Cohu, Inc.*	337	9,975
Diodes, Inc.*	814	70,810
KLA Corp.(a)	226	82,730
Lam Research Corp.	75	40,321

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Lattice Semiconductor Corp.(a)*	2,679	$ 163,285
MACOM Technology Solutions Holdings, Inc.(a)*	195	11,675
Microchip Technology, Inc.	162	12,173
Micron Technology, Inc.(a)	5,511	429,252
NVIDIA Corp.(a)	436	118,967
NXP Semiconductors NV (Netherlands)	353	65,333
ON Semiconductor Corp.(a)*	1,616	101,178
Onto Innovation, Inc.*	818	71,076
Photronics, Inc.*	696	11,811
Power Integrations, Inc.(a)	941	87,212
QUALCOMM, Inc.(a)	2,831	432,633
Rambus, Inc.*	2,869	91,492
Semtech Corp.*	1,140	79,048
Silicon Laboratories, Inc.(a)*	408	61,282
Skyworks Solutions, Inc.	324	43,183
Synaptics, Inc.(a)*	452	90,174
Teradyne, Inc.(a)	591	69,874
		3,198,220
Software & Services — 12.0%
A10 Networks, Inc.	877	12,234
Accenture PLC, Class A (Ireland)	420	141,637
ACI Worldwide, Inc.*	14	441
Adobe, Inc.(a)*	368	167,668
Agilysys, Inc.*	16	638
Akamai Technologies, Inc.(a)*	583	69,604
Alkami Technology, Inc.*	9	129
Autodesk, Inc.(a)*	910	195,059
Automatic Data Processing, Inc.(a)	569	129,470
Bentley Systems, Inc., Class B(a)	1,109	48,996
Black Knight, Inc.*	277	16,063
Box, Inc., Class A(a)*	858	24,933
Bread Financial Holdings, Inc.	246	13,813
Cadence Design Systems, Inc.(a)*	414	68,086
CGI, Inc. (Canada)*	271	21,634
Concentrix Corp.(a)	152	25,317
Crowdstrike Holdings, Inc., Class A(a)*	672	152,598
CSG Systems International, Inc.	91	5,785
Datadog, Inc., Class A(a)*	1,878	284,461
Descartes Systems Group, Inc. (The) (Canada)*	29	2,125
DigitalOcean Holdings, Inc.(a)*	1,040	60,164
DXC Technology Co.(a)*	2,722	88,819
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fair Isaac Corp.(a)*	428	$ 199,645
Fidelity National Information Services, Inc.	110	11,046
Fiserv, Inc.*	537	54,452
FleetCor Technologies, Inc.*	130	32,378
Fortinet, Inc.(a)*	354	120,976
Gartner, Inc.(a)*	365	108,573
Global Payments, Inc.	240	32,842
Globant S.A. (Luxembourg)*	232	60,800
GoDaddy, Inc., Class A(a)*	1,616	135,259
HubSpot, Inc.(a)*	702	333,408
InterDigital, Inc.	410	26,158
International Business Machines Corp.(a)	1,602	208,292
Intuit, Inc.(a)	241	115,882
Manhattan Associates, Inc.(a)*	630	87,387
Mastercard, Inc., Class A(a)	100	35,738
Maximus, Inc.(a)	206	15,440
Microsoft Corp.(a)	925	285,187
MongoDB, Inc.(a)*	726	322,046
NortonLifeLock, Inc.(a)	5,185	137,506
Open Text Corp. (Canada)	627	26,585
Oracle Corp.(a)	3,190	263,909
Paychex, Inc.(a)	1,140	155,576
Paycom Software, Inc.(a)*	556	192,587
PayPal Holdings, Inc.(a)*	1,825	211,061
Progress Software Corp.(a)	455	21,426
Sailpoint Technologies Holdings, Inc.*	27	1,382
Salesforce, Inc.(a)*	267	56,689
ServiceNow, Inc.(a)*	433	241,133
Splunk, Inc.*	182	27,047
SPS Commerce, Inc.(a)*	170	22,304
SS&C Technologies Holdings, Inc.(a)	498	37,360
Synopsys, Inc.(a)*	610	203,295
Teradata Corp.(a)*	968	47,713
Trade Desk, Inc. (The), Class A(a)*	2,157	149,372
TTEC Holdings, Inc.	14	1,155
Varonis Systems, Inc.*	485	23,057
Verint Systems, Inc.(a)*	957	49,477
VeriSign, Inc.(a)*	450	100,107
Visa, Inc., Class A(a)	100	22,177
Western Union Co. (The)(a)	5,436	101,871
Zendesk, Inc.*	667	80,233
		5,888,205

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 5.4%
3D Systems Corp.(a)*	3,601	$ 60,065
Amphenol Corp., Class A	204	15,371
Apple, Inc.(a)	1,874	327,219
Badger Meter, Inc.	234	23,332
Belden, Inc.	196	10,858
CDW Corp.	18	3,220
Ciena Corp.*	320	19,402
Cisco Systems, Inc.(a)	8,981	500,781
Coherent, Inc.(a)*	296	80,915
Corning, Inc.(a)	7,206	265,973
Dell Technologies, Inc., Class C	600	30,114
Extreme Networks, Inc.*	5,199	63,480
Hewlett Packard Enterprise Co.	2,206	36,862
HP, Inc.(a)	1,491	54,123
Infinera Corp.*	1,695	14,696
Itron, Inc.*	644	33,926
Jabil, Inc.	1,891	116,731
Juniper Networks, Inc.	617	22,928
Keysight Technologies, Inc.(a)*	603	95,256
Knowles Corp.*	1,718	36,989
Lumentum Holdings, Inc.*	360	35,136
Motorola Solutions, Inc.	300	72,660
NetApp, Inc.(a)	727	60,341
NetScout Systems, Inc.*	922	29,578
PC Connection, Inc.	2	105
Pure Storage, Inc., Class A*	3,608	127,398
Sanmina Corp.(a)*	764	30,881
Seagate Technology Holdings PLC (Ireland)	2,699	242,640
TE Connectivity Ltd. (Switzerland)	249	32,614
Trimble, Inc.(a)*	601	43,356
Vishay Intertechnology, Inc.(a)	2,999	58,780
Western Digital Corp.*	1,027	50,991
Zebra Technologies Corp., Class A(a)*	150	62,055
		2,658,776
Telecommunication Services — 1.1%
AT&T, Inc.(a)	3,876	91,590
EchoStar Corp., Class A*	1,385	33,711
Gogo, Inc.*	1,481	28,228
Iridium Communications, Inc.(a)*	1,054	42,497
Lumen Technologies, Inc.(a)	4,969	56,001
TELUS Corp. (Canada)	86	2,248
T-Mobile US, Inc.(a)*	1,826	234,367
Verizon Communications, Inc.(a)	1,519	77,378
		566,020
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.5%
Alaska Air Group, Inc.*	610	$ 35,386
ArcBest Corp.(a)	1,086	87,423
Atlas Air Worldwide Holdings, Inc.*	1,052	90,861
CSX Corp.(a)	2,332	87,333
Expeditors International of Washington, Inc.(a)	1,465	151,130
FedEx Corp.(a)	1,095	253,372
Forward Air Corp.	4	391
Frontier Group Holdings, Inc.*	70	793
Heartland Express, Inc.	5	70
Hub Group, Inc., Class A*	507	39,146
Matson, Inc.(a)	770	92,877
Norfolk Southern Corp.	136	38,790
Old Dominion Freight Line, Inc.(a)	476	142,172
Schneider National, Inc., Class B(a)	595	15,173
Southwest Airlines Co.*	269	12,320
Union Pacific Corp.(a)	346	94,531
United Airlines Holdings, Inc.*	133	6,166
United Parcel Service, Inc., Class B(a)	331	70,986
XPO Logistics, Inc.(a)*	315	22,932
		1,241,852
Utilities — 2.1%
AES Corp. (The)	1,656	42,609
American Electric Power Co., Inc.(a)	2,386	238,051
American Water Works Co., Inc.	269	44,528
Consolidated Edison, Inc.	1,370	129,712
Constellation Energy Corp.(a)	902	50,737
DTE Energy Co.(a)	958	126,657
Exelon Corp.(a)	427	20,338
FirstEnergy Corp.	505	23,159
NextEra Energy, Inc.	67	5,676
NRG Energy, Inc.(a)	1,979	75,914
Otter Tail Corp.	183	11,438
PPL Corp.(a)	4,115	117,524

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	15	$ 2,522
Southern Co. (The)(a)	1,863	135,086
		1,023,951
TOTAL COMMON STOCKS (Cost $43,343,888)		46,205,067
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%		2,871,006
NET ASSETS - 100.0%		$ 49,076,073

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of March 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2025 and January 7, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (69.6)% of net assets as of March 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Ford Motor Co.	Morgan Stanley	2,445	$ 40,893	$ 41,345	$ 839
General Motors Co.	Morgan Stanley	1,332	63,959	58,262	(5,691)
Gentherm, Inc.	Morgan Stanley	65	4,700	4,748	47
Luminar Technologies, Inc.	Morgan Stanley	100	1,556	1,563	7
Magna International, Inc. (Canada)	Morgan Stanley	267	15,787	17,171	1,430
Tenneco, Inc., Class A	Morgan Stanley	44	452	806	353
Thor Industries, Inc.	Morgan Stanley	338	29,040	26,601	(2,425)
Visteon Corp.	Morgan Stanley	187	20,761	20,407	(371)
		4,778	177,148	170,903	(5,811)
Capital Goods
3M Co.	Morgan Stanley	196	32,377	29,180	(2,188)
A O Smith Corp.	Morgan Stanley	1,207	70,877	77,115	7,428
AECOM	Morgan Stanley	413	29,682	31,723	2,043
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	421	16,164	16,566	403
Albany International Corp., Class A	Morgan Stanley	204	12,981	17,201	4,431
Apogee Enterprises, Inc.	Morgan Stanley	259	6,255	12,292	6,357
Armstrong World Industries, Inc.	Morgan Stanley	40	3,853	3,600	(247)
Atkore, Inc.	Morgan Stanley	273	25,162	26,874	1,714
Boise Cascade Co.	Morgan Stanley	204	12,196	14,172	2,538
Builders FirstSource, Inc.	Morgan Stanley	1,341	97,589	86,548	(11,031)
Carrier Global Corp.	Morgan Stanley	402	17,946	18,440	547
Crane Co.	Morgan Stanley	142	13,297	15,376	2,265
Cummins, Inc.	Morgan Stanley	79	15,984	16,204	292
Curtiss-Wright Corp.	Morgan Stanley	29	3,826	4,355	537
Deere & Co.	Morgan Stanley	54	18,046	22,435	4,602
Eaton Corp. PLC (Ireland)	Morgan Stanley	220	33,702	33,387	(291)
Encore Wire Corp.	Morgan Stanley	430	53,358	49,050	(4,290)
Enerpac Tool Group Corp.	Morgan Stanley	5	110	109	(1)
Fastenal Co.	Morgan Stanley	167	8,761	9,920	1,159
Fortune Brands Home & Security, Inc.	Morgan Stanley	104	8,400	7,725	(670)
General Dynamics Corp.	Morgan Stanley	143	29,203	34,489	5,681
General Electric Co.	Morgan Stanley	233	20,970	21,319	367
Graco, Inc.	Morgan Stanley	75	5,223	5,229	6
Hillenbrand, Inc.	Morgan Stanley	68	2,887	3,004	125
Honeywell International, Inc.	Morgan Stanley	61	11,318	11,869	622
Hubbell, Inc.	Morgan Stanley	16	2,920	2,940	20
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Ingersoll Rand, Inc.	Morgan Stanley	582	$ 29,512	$ 29,304	$ (341)
ITT, Inc.	Morgan Stanley	320	26,346	24,067	(2,241)
Johnson Controls International PLC (Ireland)	Morgan Stanley	257	14,140	16,851	3,024
L3Harris Technologies, Inc.	Morgan Stanley	23	5,845	5,715	(130)
Lockheed Martin Corp.	Morgan Stanley	139	54,930	61,355	6,843
Masco Corp.	Morgan Stanley	264	17,329	13,464	(3,779)
Mueller Industries, Inc.	Morgan Stanley	318	17,952	17,226	(643)
Nordson Corp.	Morgan Stanley	113	25,284	25,660	462
NOW, Inc.	Morgan Stanley	4,851	35,558	53,507	18,280
nVent Electric PLC (Ireland)	Morgan Stanley	287	9,754	9,982	229
Otis Worldwide Corp.	Morgan Stanley	328	25,834	25,240	(534)
Owens Corning	Morgan Stanley	58	4,970	5,307	451
Parker-Hannifin Corp.	Morgan Stanley	43	12,421	12,202	(88)
Pentair PLC (Ireland)	Morgan Stanley	280	18,419	15,179	(3,128)
Quanta Services, Inc.	Morgan Stanley	101	10,865	13,293	2,431
Raytheon Technologies Corp.	Morgan Stanley	175	16,332	17,337	1,148
Resideo Technologies, Inc.	Morgan Stanley	481	12,127	11,462	(664)
Roper Technologies, Inc.	Morgan Stanley	38	16,950	17,945	1,009
Shyft Group, Inc. (The)	Morgan Stanley	76	3,411	2,744	(673)
Simpson Manufacturing Co., Inc.	Morgan Stanley	18	2,023	1,963	(61)
SiteOne Landscape Supply, Inc.	Morgan Stanley	43	7,424	6,953	(471)
Snap-on, Inc.	Morgan Stanley	128	22,404	26,301	4,703
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	1,666	78,529	81,451	2,926
SPX FLOW, Inc.	Morgan Stanley	28	1,882	2,414	536
Standex International Corp.	Morgan Stanley	3	309	300	(10)
Terex Corp.	Morgan Stanley	71	2,944	2,532	(401)
Textron, Inc.	Morgan Stanley	27	1,761	2,008	249
Trane Technologies PLC (Ireland)	Morgan Stanley	74	12,327	11,300	(940)
TransDigm Group, Inc.	Morgan Stanley	7	4,619	4,561	(58)
Trex Co., Inc.	Morgan Stanley	536	50,953	35,017	(15,931)
Veritiv Corp.	Morgan Stanley	66	6,916	8,817	1,913
Watts Water Technologies, Inc., Class A	Morgan Stanley	49	6,938	6,840	(70)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	183	16,608	17,599	1,015
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	200	7,412	7,826	473
WW Grainger, Inc.	Morgan Stanley	7	2,826	3,611	807
Zurn Water Solutions Corp.	Morgan Stanley	1,302	44,450	46,091	1,687
		19,928	1,181,391	1,214,546	40,442
Commercial & Professional Services
ACV Auctions, Inc., Class A	Morgan Stanley	72	1,076	1,066	(11)
Brink's Co. (The)	Morgan Stanley	54	3,731	3,672	(27)
Cimpress PLC (Ireland)	Morgan Stanley	2	134	127	(8)
Cintas Corp.	Morgan Stanley	110	46,076	46,793	721
Clean Harbors, Inc.	Morgan Stanley	4	359	447	178
Copart, Inc.	Morgan Stanley	299	37,263	37,516	39
CoreCivic, Inc.	Morgan Stanley	232	1,883	2,591	720
Deluxe Corp.	Morgan Stanley	461	13,109	13,941	1,650
Exponent, Inc.	Morgan Stanley	42	3,783	4,538	868
Huron Consulting Group, Inc.	Morgan Stanley	25	1,162	1,145	(17)
Jacobs Engineering Group, Inc.	Morgan Stanley	274	33,541	37,760	4,419
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
KBR, Inc.	Morgan Stanley	201	$ 10,812	$ 11,001	$ 189
Kelly Services, Inc., Class A	Morgan Stanley	2	44	43	(1)
Kforce, Inc.	Morgan Stanley	56	3,972	4,142	184
Korn Ferry	Morgan Stanley	398	27,960	25,846	(2,046)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	1,169	21,770	31,844	11,107
Republic Services, Inc.	Morgan Stanley	138	15,385	18,285	3,108
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	183	10,923	10,802	(99)
Robert Half International, Inc.	Morgan Stanley	197	19,318	22,493	3,404
Science Applications International Corp.	Morgan Stanley	23	1,902	2,120	307
Tetra Tech, Inc.	Morgan Stanley	368	55,707	60,698	5,046
Thomson Reuters Corp. (Canada)	Morgan Stanley	10	956	1,089	140
TriNet Group, Inc.	Morgan Stanley	166	14,882	16,328	1,446
Verisk Analytics, Inc.	Morgan Stanley	31	5,486	6,654	1,856
Waste Management, Inc.	Morgan Stanley	147	20,899	23,299	2,538
		4,664	352,133	384,240	35,711
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	175	8,405	7,045	(1,308)
BRP, Inc. (Canada)	Morgan Stanley	5	401	409	9
Cavco Industries, Inc.	Morgan Stanley	5	1,266	1,204	(62)
Crocs, Inc.	Morgan Stanley	199	17,663	15,204	(2,458)
DR Horton, Inc.	Morgan Stanley	89	8,191	6,631	(1,523)
G-III Apparel Group Ltd.	Morgan Stanley	2	55	54	2
GoPro, Inc., Class A	Morgan Stanley	2,310	21,238	19,704	(1,555)
Hasbro, Inc.	Morgan Stanley	172	15,420	14,090	(1,158)
Levi Strauss & Co., Class A	Morgan Stanley	286	6,292	5,651	(654)
Lululemon Athletica, Inc.	Morgan Stanley	5	1,881	1,826	(58)
Mattel, Inc.	Morgan Stanley	1,762	42,912	39,134	(3,774)
Mohawk Industries, Inc.	Morgan Stanley	63	10,409	7,825	(2,583)
Movado Group, Inc.	Morgan Stanley	1	39	39	(1)
Newell Brands, Inc.	Morgan Stanley	472	11,543	10,106	(1,193)
NIKE, Inc., Class B	Morgan Stanley	382	49,315	51,402	2,018
PVH Corp.	Morgan Stanley	47	3,702	3,601	(101)
Ralph Lauren Corp.	Morgan Stanley	197	23,357	22,348	(1,015)
Skyline Champion Corp.	Morgan Stanley	891	55,436	48,898	(6,532)
Smith & Wesson Brands, Inc.	Morgan Stanley	664	10,501	10,046	(230)
Sonos, Inc.	Morgan Stanley	505	12,321	14,251	2,155
Steven Madden Ltd.	Morgan Stanley	2,046	48,511	79,057	32,010
Sturm Ruger & Co., Inc.	Morgan Stanley	126	7,971	8,772	1,402
Tapestry, Inc.	Morgan Stanley	5	191	186	(5)
Tempur Sealy International, Inc.	Morgan Stanley	409	15,495	11,419	(4,032)
Under Armour, Inc., Class C	Morgan Stanley	455	7,864	7,080	(1,062)
VF Corp.	Morgan Stanley	27	1,463	1,535	105
Vista Outdoor, Inc.	Morgan Stanley	543	20,809	19,380	(1,477)
Whirlpool Corp.	Morgan Stanley	124	24,406	21,425	(2,593)
		11,967	427,057	428,322	4,327
Consumer Services
Accel Entertainment, Inc.	Morgan Stanley	21	272	256	(16)
Adtalem Global Education, Inc.	Morgan Stanley	325	7,786	9,656	2,155
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Airbnb, Inc., Class A	Morgan Stanley	75	$ 10,530	$ 12,882	$ 2,792
Bloomin' Brands, Inc.	Morgan Stanley	355	7,443	7,789	351
Booking Holdings, Inc.	Morgan Stanley	4	8,785	9,394	609
Boyd Gaming Corp.	Morgan Stanley	122	7,341	8,025	701
Caesars Entertainment, Inc.	Morgan Stanley	10	787	774	966
Cheesecake Factory, Inc. (The)	Morgan Stanley	596	23,033	23,715	675
Choice Hotels International, Inc.	Morgan Stanley	17	1,969	2,410	452
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	187	23,295	22,203	(984)
Darden Restaurants, Inc.	Morgan Stanley	42	5,571	5,584	198
Dine Brands Global, Inc.	Morgan Stanley	59	4,118	4,599	516
Domino's Pizza, Inc.	Morgan Stanley	9	3,891	3,663	(218)
European Wax Center, Inc., Class A	Morgan Stanley	7	213	207	(6)
Graham Holdings Co., Class B	Morgan Stanley	1	569	611	48
Grand Canyon Education, Inc.	Morgan Stanley	23	1,650	2,234	699
Houghton Mifflin Harcourt Co.	Morgan Stanley	902	15,486	18,951	3,466
McDonald's Corp.	Morgan Stanley	111	25,328	27,448	2,610
MGM Resorts International	Morgan Stanley	325	13,749	13,630	(145)
Papa John's International, Inc.	Morgan Stanley	36	3,766	3,790	10
Penn National Gaming, Inc.	Morgan Stanley	147	6,308	6,236	(72)
Red Rock Resorts, Inc., Class A	Morgan Stanley	250	11,437	12,140	713
Service Corp. International	Morgan Stanley	185	9,761	12,177	2,591
Six Flags Entertainment Corp.	Morgan Stanley	73	3,065	3,176	110
Starbucks Corp.	Morgan Stanley	204	17,710	18,558	884
Strategic Education, Inc.	Morgan Stanley	52	3,194	3,452	265
WW International, Inc.	Morgan Stanley	579	8,192	5,923	(2,304)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	176	13,183	14,905	1,784
Wynn Resorts Ltd.	Morgan Stanley	116	8,959	9,250	201
Yum! Brands, Inc.	Morgan Stanley	155	16,776	18,372	1,922
		5,164	264,167	282,010	20,973
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	70	10,363	9,866	(496)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	320	75,777	112,931	37,429
BlackRock, Inc.	Morgan Stanley	38	28,675	29,038	555
Blackstone, Inc.	Morgan Stanley	39	5,058	4,951	(108)
Cboe Global Markets, Inc.	Morgan Stanley	68	7,780	7,781	—
CME Group, Inc.	Morgan Stanley	101	24,150	24,024	(86)
Donnelley Financial Solutions, Inc.	Morgan Stanley	159	6,498	5,288	(1,210)
Franklin Resources, Inc.	Morgan Stanley	1,187	36,073	33,141	(2,647)
Intercontinental Exchange, Inc.	Morgan Stanley	85	11,099	11,230	132
Invesco Ltd. (Bermuda)	Morgan Stanley	571	13,444	13,167	(153)
Moody's Corp.	Morgan Stanley	56	19,589	18,895	(638)
MSCI, Inc.	Morgan Stanley	49	23,605	24,641	1,061
Nasdaq, Inc.	Morgan Stanley	118	19,061	21,028	2,194
Open Lending Corp., Class A	Morgan Stanley	7	134	132	(2)
S&P Global, Inc.	Morgan Stanley	44	17,126	18,048	1,000
SEI Investments Co.	Morgan Stanley	43	2,504	2,589	91
T Rowe Price Group, Inc.	Morgan Stanley	207	38,714	31,296	(6,726)
		3,162	339,650	368,046	30,396
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
APA Corp.	Morgan Stanley	130	$ 3,230	$ 5,373	$ 2,158
Arch Resources, Inc.	Morgan Stanley	39	5,697	5,358	(340)
Baker Hughes Co.	Morgan Stanley	819	21,766	29,820	9,311
Cactus, Inc., Class A	Morgan Stanley	12	341	681	345
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	813	49,444	50,390	1,218
Centennial Resource Development, Inc., Class A	Morgan Stanley	3,426	28,514	27,648	(864)
ChampionX Corp.	Morgan Stanley	405	8,438	9,914	1,519
Cheniere Energy, Inc.	Morgan Stanley	443	57,645	61,422	3,822
Chevron Corp.	Morgan Stanley	132	16,045	21,494	5,635
Comstock Resources, Inc.	Morgan Stanley	864	6,246	11,275	5,030
CONSOL Energy, Inc.	Morgan Stanley	69	2,051	2,596	550
Continental Resources, Inc.	Morgan Stanley	124	3,816	7,605	3,861
Denbury, Inc.	Morgan Stanley	271	18,720	21,292	2,681
Dril-Quip, Inc.	Morgan Stanley	124	4,478	4,631	154
DT Midstream, Inc.	Morgan Stanley	44	2,387	2,387	—
EOG Resources, Inc.	Morgan Stanley	323	29,968	38,511	9,325
Exxon Mobil Corp.	Morgan Stanley	522	29,924	43,112	14,466
Gulfport Energy Corp.	Morgan Stanley	3	259	269	10
Halliburton Co.	Morgan Stanley	591	18,117	22,381	4,353
Helmerich & Payne, Inc.	Morgan Stanley	443	10,326	18,952	8,737
Imperial Oil Ltd. (Canada)	Morgan Stanley	192	6,505	9,277	2,864
Marathon Oil Corp.	Morgan Stanley	1,702	23,432	42,737	19,825
Marathon Petroleum Corp.	Morgan Stanley	1,573	115,677	134,491	19,396
Murphy Oil Corp.	Morgan Stanley	543	14,478	21,932	7,593
Oasis Petroleum, Inc.	Morgan Stanley	172	19,435	25,164	6,029
Occidental Petroleum Corp.	Morgan Stanley	511	15,119	28,994	13,942
Oceaneering International, Inc.	Morgan Stanley	861	11,016	13,053	2,038
ONEOK, Inc.	Morgan Stanley	400	21,526	28,252	7,374
Ovintiv, Inc.	Morgan Stanley	336	8,376	18,168	10,011
PDC Energy, Inc.	Morgan Stanley	435	28,274	31,616	3,443
Pembina Pipeline Corp. (Canada)	Morgan Stanley	583	21,370	21,921	567
Phillips 66	Morgan Stanley	380	29,274	32,828	4,168
Range Resources Corp.	Morgan Stanley	141	1,375	4,284	2,950
SM Energy Co.	Morgan Stanley	1	6	39	33
Suncor Energy, Inc. (Canada)	Morgan Stanley	373	8,981	12,156	3,417
Talos Energy, Inc.	Morgan Stanley	579	9,297	9,142	(155)
Targa Resources Corp.	Morgan Stanley	55	3,588	4,151	608
Valaris Ltd. (Bermuda)	Morgan Stanley	52	2,084	2,702	766
Valero Energy Corp.	Morgan Stanley	158	10,827	16,043	5,379
Vermilion Energy, Inc. (Canada)	Morgan Stanley	1,518	21,776	31,908	10,192
Weatherford International PLC (Ireland)	Morgan Stanley	2	66	67	6
Whiting Petroleum Corp.	Morgan Stanley	205	7,747	16,710	9,011
Williams Cos., Inc. (The)	Morgan Stanley	89	2,909	2,973	64
		20,458	700,550	893,719	201,492
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	63	32,015	36,279	4,314
Ingles Markets, Inc., Class A	Morgan Stanley	47	4,033	4,185	152
Kroger Co. (The)	Morgan Stanley	224	10,128	12,851	2,962
Sprouts Farmers Market, Inc.	Morgan Stanley	221	4,872	7,068	2,195
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food & Staples Retailing — (continued)
Sysco Corp.	Morgan Stanley	203	$ 16,406	$ 16,575	$ 281
United Natural Foods, Inc.	Morgan Stanley	257	10,895	10,627	(357)
Walgreens Boots Alliance, Inc.	Morgan Stanley	428	18,226	19,162	1,693
Walmart, Inc.	Morgan Stanley	219	30,010	32,613	3,079
Weis Markets, Inc.	Morgan Stanley	285	14,328	20,355	6,570
		1,947	140,913	159,715	20,889
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	326	16,428	17,033	1,199
Archer-Daniels-Midland Co.	Morgan Stanley	125	7,728	11,282	3,688
Brown-Forman Corp., Class B	Morgan Stanley	180	11,689	12,064	375
Bunge Ltd. (Bermuda)	Morgan Stanley	109	10,921	12,078	1,176
Coca-Cola Co. (The)	Morgan Stanley	373	20,117	23,126	3,731
Coca-Cola Consolidated, Inc.	Morgan Stanley	131	36,644	65,087	28,639
Constellation Brands, Inc., Class A	Morgan Stanley	78	17,456	17,965	568
Darling Ingredients, Inc.	Morgan Stanley	153	11,518	12,298	781
General Mills, Inc.	Morgan Stanley	262	16,603	17,743	1,327
Hain Celestial Group, Inc. (The)	Morgan Stanley	310	11,026	10,664	(361)
Hormel Foods Corp.	Morgan Stanley	723	36,584	37,263	683
John B Sanfilippo & Son, Inc.	Morgan Stanley	186	14,966	15,520	1,635
Kellogg Co.	Morgan Stanley	117	7,203	7,545	644
Kraft Heinz Co. (The)	Morgan Stanley	438	13,556	17,253	5,058
Molson Coors Beverage Co., Class B	Morgan Stanley	242	11,284	12,918	1,798
Mondelez International, Inc., Class A	Morgan Stanley	410	24,336	25,740	2,648
Monster Beverage Corp.	Morgan Stanley	197	15,355	15,740	386
PepsiCo, Inc.	Morgan Stanley	203	31,301	33,978	3,043
Philip Morris International, Inc.	Morgan Stanley	567	55,412	53,264	(1,525)
Sanderson Farms, Inc.	Morgan Stanley	337	62,281	63,184	1,141
TreeHouse Foods, Inc.	Morgan Stanley	135	4,383	4,355	(28)
Tyson Foods, Inc., Class A	Morgan Stanley	668	56,857	59,873	3,539
Vector Group Ltd.	Morgan Stanley	256	2,871	3,082	263
		6,526	496,519	549,055	60,408
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	391	46,241	46,279	208
Acadia Healthcare Co., Inc.	Morgan Stanley	280	16,047	18,348	2,303
Addus HomeCare Corp.	Morgan Stanley	33	2,614	3,079	464
Align Technology, Inc.	Morgan Stanley	68	29,793	29,648	(246)
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	1,352	19,661	30,447	11,820
Amedisys, Inc.	Morgan Stanley	121	16,138	20,847	4,813
AMN Healthcare Services, Inc.	Morgan Stanley	103	10,382	10,746	364
Anthem, Inc.	Morgan Stanley	66	26,018	32,421	6,547
Apollo Medical Holdings, Inc.	Morgan Stanley	469	33,773	22,732	(11,038)
Avanos Medical, Inc.	Morgan Stanley	318	10,220	10,653	433
Centene Corp.	Morgan Stanley	190	15,863	15,996	134
Cerner Corp.	Morgan Stanley	492	38,422	46,032	7,847
Chemed Corp.	Morgan Stanley	18	8,620	9,118	512
Cigna Corp.	Morgan Stanley	38	8,680	9,105	463
CVS Health Corp.	Morgan Stanley	95	8,879	9,615	1,012
DaVita, Inc.	Morgan Stanley	156	17,820	17,645	(174)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Dexcom, Inc.	Morgan Stanley	37	$ 15,622	$ 18,929	$ 3,309
Doximity, Inc., Class A	Morgan Stanley	57	2,947	2,969	22
Edwards Lifesciences Corp.	Morgan Stanley	132	14,151	15,539	1,389
Ensign Group, Inc. (The)	Morgan Stanley	32	2,338	2,880	562
Envista Holdings Corp.	Morgan Stanley	340	13,756	16,561	2,807
Fulgent Genetics, Inc.	Morgan Stanley	623	45,805	38,881	(6,966)
Globus Medical, Inc., Class A	Morgan Stanley	73	4,710	5,386	744
HCA Healthcare, Inc.	Morgan Stanley	65	13,656	16,290	2,781
Hologic, Inc.	Morgan Stanley	206	14,458	15,825	1,377
ICU Medical, Inc.	Morgan Stanley	80	17,215	17,811	598
IDEXX Laboratories, Inc.	Morgan Stanley	10	5,111	5,471	359
Integra LifeSciences Holdings Corp.	Morgan Stanley	287	19,240	18,443	(809)
Laboratory Corp. of America Holdings	Morgan Stanley	139	33,836	36,649	2,811
LivaNova PLC (United Kingdom)	Morgan Stanley	448	35,583	36,660	1,054
Masimo Corp.	Morgan Stanley	106	15,540	15,427	(94)
McKesson Corp.	Morgan Stanley	91	20,210	27,858	8,032
MEDNAX, Inc.	Morgan Stanley	288	6,429	6,762	318
Medtronic PLC (Ireland)	Morgan Stanley	283	28,524	31,399	3,118
Merit Medical Systems, Inc.	Morgan Stanley	96	5,639	6,386	751
ModivCare, Inc.	Morgan Stanley	6	678	692	14
Molina Healthcare, Inc.	Morgan Stanley	69	20,404	23,018	2,645
Natus Medical, Inc.	Morgan Stanley	1,327	24,151	34,874	10,724
NextGen Healthcare, Inc.	Morgan Stanley	66	1,142	1,380	237
Omnicell, Inc.	Morgan Stanley	279	36,266	36,128	(151)
Ortho Clinical Diagnostics Holdings PLC (United Kingdom)	Morgan Stanley	723	12,450	13,491	1,053
Owens & Minor, Inc.	Morgan Stanley	73	3,007	3,213	232
Quest Diagnostics, Inc.	Morgan Stanley	184	24,766	25,182	859
Select Medical Holdings Corp.	Morgan Stanley	272	6,488	6,525	33
STAAR Surgical Co.	Morgan Stanley	261	28,036	20,857	(7,569)
Tandem Diabetes Care, Inc.	Morgan Stanley	97	11,318	11,280	(95)
Teleflex, Inc.	Morgan Stanley	197	65,508	69,902	4,451
Tivity Health, Inc.	Morgan Stanley	25	614	804	190
UnitedHealth Group, Inc.	Morgan Stanley	56	23,411	28,558	5,500
Varex Imaging Corp.	Morgan Stanley	222	6,088	4,726	(1,372)
Veeva Systems, Inc., Class A	Morgan Stanley	74	13,285	15,722	2,955
		11,514	901,553	965,189	67,331
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	78	6,875	7,752	947
Colgate-Palmolive Co.	Morgan Stanley	423	31,884	32,076	270
Coty, Inc., Class A	Morgan Stanley	1,850	15,657	16,631	941
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	209	56,936	56,915	(555)
Kimberly-Clark Corp.	Morgan Stanley	283	36,800	34,854	(1,835)
Procter & Gamble Co. (The)	Morgan Stanley	407	60,664	62,190	1,899
WD-40 Co.	Morgan Stanley	1	184	183	1
		3,251	209,000	210,601	1,668
Materials
AdvanSix, Inc.	Morgan Stanley	88	3,851	4,496	680
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Alcoa Corp.	Morgan Stanley	69	$ 3,097	$ 6,212	$ 3,143
Ashland Global Holdings, Inc.	Morgan Stanley	36	3,400	3,543	296
Avery Dennison Corp.	Morgan Stanley	35	6,646	6,089	(510)
Avient Corp.	Morgan Stanley	121	6,236	5,808	(407)
Balchem Corp.	Morgan Stanley	63	8,911	8,612	(298)
Ball Corp.	Morgan Stanley	53	4,738	4,770	32
Celanese Corp.	Morgan Stanley	46	7,071	6,572	(466)
CF Industries Holdings, Inc.	Morgan Stanley	402	26,099	41,430	15,507
Chemours Co. (The)	Morgan Stanley	105	3,009	3,305	387
Corteva, Inc.	Morgan Stanley	760	33,834	43,685	10,244
Dow, Inc.	Morgan Stanley	142	8,187	9,048	1,021
DuPont de Nemours, Inc.	Morgan Stanley	858	65,135	63,132	(1,562)
Eagle Materials, Inc.	Morgan Stanley	280	38,592	35,941	(2,546)
Eastman Chemical Co.	Morgan Stanley	191	20,730	21,403	744
Ferro Corp.	Morgan Stanley	408	8,556	8,870	314
FMC Corp.	Morgan Stanley	231	26,116	30,393	4,429
Franco-Nevada Corp. (Canada)	Morgan Stanley	7	1,120	1,117	(124)
Freeport-McMoRan, Inc.	Morgan Stanley	280	10,252	13,927	3,779
Hecla Mining Co.	Morgan Stanley	730	4,794	4,796	2
Huntsman Corp.	Morgan Stanley	155	5,941	5,814	(127)
Innospec, Inc.	Morgan Stanley	27	2,587	2,499	(85)
International Paper Co.	Morgan Stanley	1,163	53,024	53,672	1,010
Intrepid Potash, Inc.	Morgan Stanley	13	1,072	1,068	(4)
Kinross Gold Corp. (Canada)	Morgan Stanley	1,409	7,208	8,285	1,385
Kronos Worldwide, Inc.	Morgan Stanley	14	220	217	(3)
Linde PLC (Ireland)	Morgan Stanley	146	38,613	46,637	8,681
Louisiana-Pacific Corp.	Morgan Stanley	94	5,439	5,839	472
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	171	16,409	17,582	1,501
New Gold, Inc. (Canada)	Morgan Stanley	4,264	7,540	7,675	136
Nucor Corp.	Morgan Stanley	299	27,315	44,446	17,448
Nutrien Ltd. (Canada)	Morgan Stanley	344	32,172	35,773	3,733
O-I Glass, Inc.	Morgan Stanley	410	5,383	5,404	21
Olin Corp.	Morgan Stanley	298	13,770	15,579	2,035
Packaging Corp. of America	Morgan Stanley	57	7,671	8,898	1,627
Pan American Silver Corp. (Canada)	Morgan Stanley	839	18,726	22,905	4,665
PPG Industries, Inc.	Morgan Stanley	41	5,346	5,374	56
Reliance Steel & Aluminum Co.	Morgan Stanley	34	6,296	6,234	(42)
Royal Gold, Inc.	Morgan Stanley	126	15,085	17,801	2,772
Sealed Air Corp.	Morgan Stanley	458	29,035	30,668	1,775
Sensient Technologies Corp.	Morgan Stanley	91	8,296	7,639	(674)
Silgan Holdings, Inc.	Morgan Stanley	77	3,271	3,560	300
SSR Mining, Inc. (Canada)	Morgan Stanley	1,268	22,408	27,579	5,235
Sylvamo Corp.	Morgan Stanley	121	4,264	4,027	(237)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	66	2,614	2,666	51
TriMas Corp.	Morgan Stanley	7	225	225	—
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	183	3,466	3,622	133
United States Steel Corp.	Morgan Stanley	88	1,643	3,321	1,682
Warrior Met Coal, Inc.	Morgan Stanley	379	14,521	14,065	(455)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Westlake Corp.	Morgan Stanley	77	$ 7,083	$ 9,502	$ 2,477
Yamana Gold, Inc. (Canada)	Morgan Stanley	6,110	34,130	34,094	88
		23,734	691,147	775,819	90,321
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	175	12,510	14,019	1,514
Alphabet, Inc., Class A	Morgan Stanley	33	80,438	91,785	11,355
AMC Entertainment Holdings, Inc., Class A	Morgan Stanley	1,428	37,067	35,186	(1,878)
AMC Networks, Inc., Class A	Morgan Stanley	137	5,203	5,566	369
Bumble, Inc., Class A	Morgan Stanley	483	13,912	13,997	87
Cars.com, Inc.	Morgan Stanley	6	88	87	(2)
Charter Communications, Inc., Class A	Morgan Stanley	111	62,870	60,553	(2,373)
Comcast Corp., Class A	Morgan Stanley	458	22,255	21,444	(813)
Discovery, Inc.	Morgan Stanley	3,139	79,025	78,224	(793)
Fox Corp., Class A	Morgan Stanley	78	2,762	3,077	343
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	434	14,166	15,385	1,639
Live Nation Entertainment, Inc.	Morgan Stanley	20	2,357	2,353	(5)
Match Group, Inc.	Morgan Stanley	414	38,208	45,018	6,665
Meta Platforms, Inc., Class A	Morgan Stanley	452	119,389	100,507	(18,869)
Netflix, Inc.	Morgan Stanley	133	58,319	49,820	(8,493)
News Corp., Class A	Morgan Stanley	266	5,797	5,892	120
Pinterest, Inc., Class A	Morgan Stanley	180	4,269	4,430	175
PubMatic, Inc., Class A	Morgan Stanley	637	16,230	16,638	245
Take-Two Interactive Software, Inc.	Morgan Stanley	52	7,406	7,994	684
Thryv Holdings, Inc.	Morgan Stanley	93	2,864	2,615	(250)
TripAdvisor, Inc.	Morgan Stanley	398	10,543	10,794	251
Twitter, Inc.	Morgan Stanley	654	31,270	25,303	(5,964)
Walt Disney Co. (The)	Morgan Stanley	378	54,629	51,846	(2,797)
Yelp, Inc.	Morgan Stanley	157	5,549	5,355	(193)
Ziff Davis, Inc.	Morgan Stanley	244	24,330	23,614	(720)
		10,560	711,456	691,502	(19,703)
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	27	4,283	4,377	141
Agilent Technologies, Inc.	Morgan Stanley	207	28,150	27,392	(692)
Alnylam Pharmaceuticals, Inc.	Morgan Stanley	10	1,656	1,633	(23)
Amgen, Inc.	Morgan Stanley	10	2,358	2,418	60
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	51	1,798	1,831	33
Avantor, Inc.	Morgan Stanley	364	12,355	12,310	(44)
Biogen, Inc.	Morgan Stanley	84	17,317	17,690	374
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	90	53,688	50,691	(3,617)
Bio-Techne Corp.	Morgan Stanley	32	12,901	13,857	1,019
Bristol-Myers Squibb Co.	Morgan Stanley	217	14,398	15,848	1,660
Bruker Corp.	Morgan Stanley	94	6,113	6,044	(75)
Charles River Laboratories International, Inc.	Morgan Stanley	126	34,505	35,780	1,272
Corcept Therapeutics, Inc.	Morgan Stanley	342	6,105	7,702	1,609
Cronos Group, Inc. (Canada)	Morgan Stanley	236	916	918	1
Danaher Corp.	Morgan Stanley	55	14,496	16,133	1,729
Dynavax Technologies Corp.	Morgan Stanley	543	6,072	5,886	(186)
Elanco Animal Health, Inc.	Morgan Stanley	1,432	39,257	37,361	(1,892)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Exelixis, Inc.	Morgan Stanley	149	$ 3,097	$ 3,378	$ 293
Gilead Sciences, Inc.	Morgan Stanley	616	36,279	36,621	411
Harmony Biosciences Holdings, Inc.	Morgan Stanley	52	2,197	2,530	332
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	134	14,226	14,098	(127)
Innoviva, Inc.	Morgan Stanley	2,489	30,347	48,162	18,280
Ionis Pharmaceuticals, Inc.	Morgan Stanley	252	9,114	9,334	220
IQVIA Holdings, Inc.	Morgan Stanley	45	10,087	10,404	375
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	372	4,049	4,680	631
iTeos Therapeutics, Inc.	Morgan Stanley	44	1,442	1,416	(26)
Johnson & Johnson	Morgan Stanley	186	29,543	32,965	4,503
Maravai LifeSciences Holdings, Inc., Class A	Morgan Stanley	140	3,515	4,938	1,471
Medpace Holdings, Inc.	Morgan Stanley	16	2,672	2,617	(78)
Merck & Co., Inc.	Morgan Stanley	417	30,625	34,215	4,115
Mettler-Toledo International, Inc.	Morgan Stanley	21	29,059	28,837	(356)
Moderna, Inc.	Morgan Stanley	309	42,515	53,228	11,100
Organogenesis Holdings, Inc.	Morgan Stanley	96	727	732	4
Organon & Co.	Morgan Stanley	50	1,699	1,747	47
Pacira BioSciences, Inc.	Morgan Stanley	35	1,739	2,671	932
PerkinElmer, Inc.	Morgan Stanley	62	9,484	10,817	1,353
Pfizer, Inc.	Morgan Stanley	348	18,087	18,016	33
Prestige Consumer Healthcare, Inc.	Morgan Stanley	892	33,641	47,222	13,585
QIAGEN NV (Netherlands)	Morgan Stanley	230	10,915	11,270	308
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	31	18,772	21,651	3,058
REGENXBIO, Inc.	Morgan Stanley	70	2,158	2,323	165
Sarepta Therapeutics, Inc.	Morgan Stanley	266	21,204	20,780	(422)
Sundial Growers, Inc. (Canada)	Morgan Stanley	22,957	14,584	16,070	1,487
Syndax Pharmaceuticals, Inc.	Morgan Stanley	5	88	87	20
Thermo Fisher Scientific, Inc.	Morgan Stanley	17	9,543	10,041	504
Vertex Pharmaceuticals, Inc.	Morgan Stanley	27	6,780	7,046	266
Viatris, Inc.	Morgan Stanley	787	8,153	8,563	410
Waters Corp.	Morgan Stanley	56	15,817	17,382	1,566
West Pharmaceutical Services, Inc.	Morgan Stanley	36	13,519	14,786	1,298
Xencor, Inc.	Morgan Stanley	31	881	827	(55)
Zoetis, Inc.	Morgan Stanley	127	24,995	23,951	(1,015)
		35,285	717,921	781,276	66,057
Retailing
Academy Sports & Outdoors, Inc.	Morgan Stanley	317	11,005	12,490	1,567
Advance Auto Parts, Inc.	Morgan Stanley	167	32,701	34,562	5,642
Amazon.com, Inc.	Morgan Stanley	21	62,691	68,459	5,774
AutoNation, Inc.	Morgan Stanley	153	16,321	15,236	(1,084)
AutoZone, Inc.	Morgan Stanley	20	36,737	40,892	5,096
Bath & Body Works, Inc.	Morgan Stanley	1,467	77,865	70,123	(7,587)
Best Buy Co., Inc.	Morgan Stanley	11	1,038	1,000	(34)
Buckle, Inc. (The)	Morgan Stanley	292	9,764	9,648	446
Burlington Stores, Inc.	Morgan Stanley	33	7,204	6,012	(1,412)
Dick's Sporting Goods, Inc.	Morgan Stanley	57	5,818	5,701	(117)
Dillard's, Inc., Class A	Morgan Stanley	21	5,142	5,636	520
Dollar General Corp.	Morgan Stanley	195	43,405	43,413	6
eBay, Inc.	Morgan Stanley	890	47,994	50,961	3,696
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Etsy, Inc.	Morgan Stanley	139	$ 18,257	$ 17,275	$ (981)
Genesco, Inc.	Morgan Stanley	14	948	891	(57)
Genuine Parts Co.	Morgan Stanley	17	1,686	2,142	671
Guess?, Inc.	Morgan Stanley	194	3,960	4,239	319
Home Depot, Inc. (The)	Morgan Stanley	36	10,966	10,776	13
LKQ Corp.	Morgan Stanley	429	19,655	19,481	32
Lowe's Cos., Inc.	Morgan Stanley	306	64,790	61,870	(2,712)
Macy's, Inc.	Morgan Stanley	8	198	195	(3)
MarineMax, Inc.	Morgan Stanley	238	11,197	9,582	(1,614)
ODP Corp. (The)	Morgan Stanley	103	3,951	4,720	770
O'Reilly Automotive, Inc.	Morgan Stanley	71	47,531	48,632	1,106
Overstock.com, Inc.	Morgan Stanley	1,266	63,953	55,710	(8,236)
Penske Automotive Group, Inc.	Morgan Stanley	62	5,385	5,811	498
RH	Morgan Stanley	50	18,588	16,304	(3,111)
Ross Stores, Inc.	Morgan Stanley	130	11,996	11,760	(205)
Shoe Carnival, Inc.	Morgan Stanley	129	4,496	3,762	(741)
Shutterstock, Inc.	Morgan Stanley	203	13,760	18,895	5,562
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	402	28,693	29,225	541
Sonic Automotive, Inc., Class A	Morgan Stanley	6	273	255	(24)
Target Corp.	Morgan Stanley	251	53,207	53,267	74
TJX Cos., Inc. (The)	Morgan Stanley	126	7,681	7,633	(49)
Ulta Beauty, Inc.	Morgan Stanley	80	29,947	31,858	1,969
Victoria's Secret & Co.	Morgan Stanley	327	15,861	16,795	885
Williams-Sonoma, Inc.	Morgan Stanley	34	5,041	4,930	(102)
		8,265	799,705	800,141	7,118
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	978	107,857	106,935	767
Allegro MicroSystems, Inc.	Morgan Stanley	440	12,123	12,496	374
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	556	27,719	30,385	2,669
Applied Materials, Inc.	Morgan Stanley	93	11,621	12,257	694
Axcelis Technologies, Inc.	Morgan Stanley	389	24,948	29,381	4,948
Broadcom, Inc.	Morgan Stanley	94	53,456	59,190	7,114
Cohu, Inc.	Morgan Stanley	90	2,850	2,664	(188)
Diodes, Inc.	Morgan Stanley	227	21,555	19,747	(1,823)
KLA Corp.	Morgan Stanley	58	19,971	21,231	1,400
Lam Research Corp.	Morgan Stanley	20	10,904	10,752	(144)
Lattice Semiconductor Corp.	Morgan Stanley	743	43,400	45,286	1,890
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	29	934	1,736	802
Microchip Technology, Inc.	Morgan Stanley	45	3,464	3,381	(83)
Micron Technology, Inc.	Morgan Stanley	1,517	114,777	118,159	3,152
NVIDIA Corp.	Morgan Stanley	127	31,573	34,653	3,087
NXP Semiconductors NV (Netherlands)	Morgan Stanley	96	17,887	17,768	28
ON Semiconductor Corp.	Morgan Stanley	441	22,275	27,611	5,843
Onto Innovation, Inc.	Morgan Stanley	218	19,342	18,942	(407)
Photronics, Inc.	Morgan Stanley	209	3,699	3,547	(152)
Power Integrations, Inc.	Morgan Stanley	249	21,488	23,077	1,602
QUALCOMM, Inc.	Morgan Stanley	787	121,180	120,269	(833)
Rambus, Inc.	Morgan Stanley	816	19,938	26,022	6,112
Semtech Corp.	Morgan Stanley	316	24,687	21,911	(2,774)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Silicon Laboratories, Inc.	Morgan Stanley	112	$ 19,132	$ 16,822	$ (2,418)
Skyworks Solutions, Inc.	Morgan Stanley	89	12,122	11,862	(202)
Synaptics, Inc.	Morgan Stanley	124	21,358	24,738	3,385
Teradyne, Inc.	Morgan Stanley	158	19,856	18,680	(1,145)
		9,021	810,116	839,502	33,698
Software & Services
A10 Networks, Inc.	Morgan Stanley	242	3,380	3,376	7
Accenture PLC, Class A (Ireland)	Morgan Stanley	105	34,075	35,409	1,641
ACI Worldwide, Inc.	Morgan Stanley	6	195	189	(7)
Adobe, Inc.	Morgan Stanley	89	37,838	40,550	3,276
Agilysys, Inc.	Morgan Stanley	3	124	120	(5)
Akamai Technologies, Inc.	Morgan Stanley	150	15,250	17,908	2,820
Alkami Technology, Inc.	Morgan Stanley	3	43	43	—
Autodesk, Inc.	Morgan Stanley	236	48,410	50,587	2,181
Automatic Data Processing, Inc.	Morgan Stanley	102	20,051	23,209	3,671
Bentley Systems, Inc., Class B	Morgan Stanley	321	13,263	14,182	903
Black Knight, Inc.	Morgan Stanley	77	4,993	4,465	(528)
Box, Inc., Class A	Morgan Stanley	39	874	1,133	259
Bread Financial Holdings, Inc.	Morgan Stanley	67	4,370	3,762	(599)
Cadence Design Systems, Inc.	Morgan Stanley	105	14,693	17,268	3,046
CGI, Inc. (Canada)	Morgan Stanley	248	17,841	19,798	1,959
Concentrix Corp.	Morgan Stanley	42	6,981	6,996	25
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	184	40,257	41,783	1,529
CSG Systems International, Inc.	Morgan Stanley	226	9,514	14,367	5,413
Datadog, Inc., Class A	Morgan Stanley	519	75,572	78,613	3,049
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	7	522	513	(9)
DigitalOcean Holdings, Inc.	Morgan Stanley	286	17,500	16,545	(954)
DXC Technology Co.	Morgan Stanley	590	20,524	19,252	(1,270)
Fair Isaac Corp.	Morgan Stanley	120	56,901	55,975	(920)
Fidelity National Information Services, Inc.	Morgan Stanley	26	2,545	2,611	66
Fiserv, Inc.	Morgan Stanley	142	13,738	14,399	661
FleetCor Technologies, Inc.	Morgan Stanley	38	8,923	9,464	542
Fortinet, Inc.	Morgan Stanley	96	29,561	32,807	3,248
Gartner, Inc.	Morgan Stanley	100	28,442	29,746	1,306
Global Payments, Inc.	Morgan Stanley	59	7,691	8,074	387
Globant SA (Luxembourg)	Morgan Stanley	64	15,462	16,772	1,297
GoDaddy, Inc., Class A	Morgan Stanley	443	35,026	37,079	2,128
HubSpot, Inc.	Morgan Stanley	193	91,324	91,663	349
InterDigital, Inc.	Morgan Stanley	100	6,760	6,380	(367)
International Business Machines Corp.	Morgan Stanley	442	58,585	57,469	(537)
Intuit, Inc.	Morgan Stanley	71	32,953	34,140	1,197
Manhattan Associates, Inc.	Morgan Stanley	174	25,103	24,136	(1,027)
Mastercard, Inc., Class A	Morgan Stanley	37	11,643	13,223	3,740
Maximus, Inc.	Morgan Stanley	55	4,215	4,122	(57)
Microsoft Corp.	Morgan Stanley	213	59,168	65,670	7,089
MongoDB, Inc.	Morgan Stanley	201	82,966	89,162	6,205
NortonLifeLock, Inc.	Morgan Stanley	1,365	35,780	36,200	626
Open Text Corp. (Canada)	Morgan Stanley	305	12,527	12,932	760
Oracle Corp.	Morgan Stanley	883	70,955	73,051	2,157
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Paychex, Inc.	Morgan Stanley	307	$ 36,015	$ 41,896	$ 6,194
Paycom Software, Inc.	Morgan Stanley	152	49,670	52,650	2,934
PayPal Holdings, Inc.	Morgan Stanley	587	83,345	67,887	(15,449)
Progress Software Corp.	Morgan Stanley	78	3,498	3,673	202
Sailpoint Technologies Holdings, Inc.	Morgan Stanley	8	410	409	(802)
Salesforce, Inc.	Morgan Stanley	58	12,950	12,315	(635)
ServiceNow, Inc.	Morgan Stanley	84	44,384	46,779	2,400
Splunk, Inc.	Morgan Stanley	51	7,277	7,579	303
SPS Commerce, Inc.	Morgan Stanley	43	5,221	5,642	420
SS&C Technologies Holdings, Inc.	Morgan Stanley	138	10,017	10,353	401
Synopsys, Inc.	Morgan Stanley	156	44,893	51,990	7,877
Teradata Corp.	Morgan Stanley	249	9,951	12,273	2,545
Trade Desk, Inc. (The), Class A	Morgan Stanley	595	35,708	41,204	6,461
TTEC Holdings, Inc.	Morgan Stanley	3	253	248	(6)
Varonis Systems, Inc.	Morgan Stanley	135	6,345	6,418	73
Verint Systems, Inc.	Morgan Stanley	263	11,422	13,597	2,179
VeriSign, Inc.	Morgan Stanley	138	28,311	30,699	2,548
Visa, Inc., Class A	Morgan Stanley	39	7,470	8,649	1,183
Western Union Co. (The)	Morgan Stanley	1,493	26,094	27,979	2,028
Zendesk, Inc.	Morgan Stanley	183	21,834	22,013	181
		13,534	1,521,606	1,589,396	76,294
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	982	22,045	16,380	(6,174)
Amphenol Corp., Class A	Morgan Stanley	52	3,915	3,918	11
Apple, Inc.	Morgan Stanley	401	62,842	70,019	7,250
Badger Meter, Inc.	Morgan Stanley	60	5,905	5,983	81
Belden, Inc.	Morgan Stanley	40	2,224	2,216	(7)
CDW Corp.	Morgan Stanley	6	1,080	1,073	(70)
Ciena Corp.	Morgan Stanley	94	6,081	5,699	(525)
Cisco Systems, Inc.	Morgan Stanley	2,378	129,964	132,597	3,624
Coherent, Inc.	Morgan Stanley	53	13,469	14,488	1,020
Corning, Inc.	Morgan Stanley	1,912	73,515	70,572	(2,617)
CTS Corp.	Morgan Stanley	3	106	106	(1)
Dell Technologies, Inc., Class C	Morgan Stanley	171	8,731	8,582	(116)
Extreme Networks, Inc.	Morgan Stanley	1,337	15,148	16,325	1,178
Hewlett Packard Enterprise Co.	Morgan Stanley	601	9,938	10,043	162
HP, Inc.	Morgan Stanley	389	11,550	14,121	5,804
Infinera Corp.	Morgan Stanley	476	3,984	4,127	140
Itron, Inc.	Morgan Stanley	188	10,736	9,904	(873)
Jabil, Inc.	Morgan Stanley	516	31,761	31,853	95
Juniper Networks, Inc.	Morgan Stanley	157	5,034	5,834	837
Keysight Technologies, Inc.	Morgan Stanley	144	22,751	22,748	(9)
Knowles Corp.	Morgan Stanley	477	9,836	10,270	446
Lumentum Holdings, Inc.	Morgan Stanley	106	9,553	10,346	872
Motorola Solutions, Inc.	Morgan Stanley	78	18,912	18,892	(111)
NetApp, Inc.	Morgan Stanley	213	16,778	17,679	1,222
NetScout Systems, Inc.	Morgan Stanley	240	7,541	7,699	158
PC Connection, Inc.	Morgan Stanley	3	148	157	8
Pure Storage, Inc., Class A	Morgan Stanley	989	32,673	34,922	2,252
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Sanmina Corp.	Morgan Stanley	13	$ 344	$ 525	$ 180
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	721	65,435	64,818	33
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	64	8,469	8,383	21
Trimble, Inc.	Morgan Stanley	168	11,540	12,120	592
Vishay Intertechnology, Inc.	Morgan Stanley	780	16,221	15,288	(783)
Western Digital Corp.	Morgan Stanley	262	14,641	13,008	(1,631)
Zebra Technologies Corp., Class A	Morgan Stanley	40	18,818	16,548	(2,268)
		14,114	671,688	677,243	10,801
Telecommunication Services
AT&T, Inc.	Morgan Stanley	1,084	26,078	25,615	166
EchoStar Corp., Class A	Morgan Stanley	1,358	38,098	33,054	(5,045)
Gogo, Inc.	Morgan Stanley	389	4,158	7,414	3,256
Iridium Communications, Inc.	Morgan Stanley	294	10,576	11,854	1,282
Lumen Technologies, Inc.	Morgan Stanley	1,303	16,431	14,685	(956)
TELUS Corp. (Canada)	Morgan Stanley	28	727	732	5
T-Mobile U.S., Inc.	Morgan Stanley	509	58,412	65,330	6,924
Verizon Communications, Inc.	Morgan Stanley	420	22,332	21,395	(131)
		5,385	176,812	180,079	5,501
Transportation
Alaska Air Group, Inc.	Morgan Stanley	194	9,034	11,254	2,265
ArcBest Corp.	Morgan Stanley	1,228	51,380	98,854	48,022
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	341	25,713	29,452	3,741
CSX Corp.	Morgan Stanley	630	20,016	23,593	3,766
Expeditors International of Washington, Inc.	Morgan Stanley	397	44,085	40,955	(3,500)
FedEx Corp.	Morgan Stanley	311	68,700	71,962	3,292
Forward Air Corp.	Morgan Stanley	2	196	196	(1)
Frontier Group Holdings, Inc.	Morgan Stanley	24	274	272	(3)
Heartland Express, Inc.	Morgan Stanley	2	28	28	(1)
Hub Group, Inc., Class A	Morgan Stanley	117	8,381	9,034	653
Matson, Inc.	Morgan Stanley	210	18,605	25,330	6,783
Norfolk Southern Corp.	Morgan Stanley	37	9,974	10,553	619
Old Dominion Freight Line, Inc.	Morgan Stanley	128	37,840	38,231	435
Schneider National, Inc., Class B	Morgan Stanley	31	659	791	138
Southwest Airlines Co.	Morgan Stanley	77	3,169	3,527	364
Union Pacific Corp.	Morgan Stanley	88	18,941	24,042	5,352
United Airlines Holdings, Inc.	Morgan Stanley	35	1,603	1,623	19
United Parcel Service, Inc., Class B	Morgan Stanley	72	14,014	15,441	2,243
XPO Logistics, Inc.	Morgan Stanley	98	7,033	7,134	101
		4,022	339,645	412,272	74,288
Utilities
AES Corp. (The)	Morgan Stanley	459	10,496	11,810	1,315
American Electric Power Co., Inc.	Morgan Stanley	701	66,507	69,939	3,493
American Water Works Co., Inc.	Morgan Stanley	56	9,060	9,270	252
Consolidated Edison, Inc.	Morgan Stanley	374	33,888	35,410	1,525
Constellation Energy Corp.	Morgan Stanley	228	9,247	12,825	3,607
DTE Energy Co.	Morgan Stanley	265	29,739	35,036	6,027
Exelon Corp.	Morgan Stanley	106	3,381	5,049	1,890
FirstEnergy Corp.	Morgan Stanley	145	6,331	6,650	319
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
NextEra Energy, Inc.	Morgan Stanley	17	$ 1,458	$ 1,440	$ (19)
NRG Energy, Inc.	Morgan Stanley	468	19,322	17,952	(1,088)
Otter Tail Corp.	Morgan Stanley	56	3,472	3,500	27
PPL Corp.	Morgan Stanley	1,128	31,756	32,216	1,058
Sempra Energy	Morgan Stanley	4	676	672	9
Southern Co. (The)	Morgan Stanley	510	35,297	36,980	1,687
		4,517	260,630	278,749	20,102

Total Reference Entity — Long			11,890,807	12,652,325	842,303
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(790)	(34,068)	(32,208)	1,827
Aptiv PLC (Jersey)	Morgan Stanley	(195)	(28,043)	(23,343)	4,813
BorgWarner, Inc.	Morgan Stanley	(403)	(20,090)	(15,677)	5,360
Dana, Inc.	Morgan Stanley	(6,236)	(146,225)	(109,567)	35,767
Fox Factory Holding Corp.	Morgan Stanley	(777)	(99,535)	(76,107)	23,324
Gentex Corp.	Morgan Stanley	(1,659)	(51,921)	(48,393)	3,532
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(4,020)	(67,998)	(57,446)	10,487
LCI Industries	Morgan Stanley	(1,399)	(182,455)	(145,230)	32,457
Patrick Industries, Inc.	Morgan Stanley	(909)	(69,372)	(54,813)	13,079
Rivian Automotive, Inc., Class A	Morgan Stanley	(5,785)	(224,825)	(290,638)	(70,747)
Winnebago Industries, Inc.	Morgan Stanley	(152)	(8,386)	(8,213)	177
XPEL, Inc.	Morgan Stanley	(219)	(13,373)	(11,522)	1,812
		(22,544)	(946,291)	(873,157)	61,888
Capital Goods
AAON, Inc.	Morgan Stanley	(443)	(24,250)	(24,688)	(462)
Acuity Brands, Inc.	Morgan Stanley	(243)	(50,661)	(46,000)	4,626
Advanced Drainage Systems, Inc.	Morgan Stanley	(2,068)	(247,883)	(245,699)	1,456
AeroVironment, Inc.	Morgan Stanley	(823)	(58,731)	(77,477)	(18,841)
AGCO Corp.	Morgan Stanley	(350)	(43,784)	(51,111)	(7,504)
Allegion PLC (Ireland)	Morgan Stanley	(129)	(15,208)	(14,162)	1,153
Allison Transmission Holdings, Inc.	Morgan Stanley	(860)	(34,545)	(33,764)	409
Altra Industrial Motion Corp.	Morgan Stanley	(296)	(12,633)	(11,523)	1,073
American Woodmark Corp.	Morgan Stanley	(922)	(64,474)	(45,132)	19,279
Arcosa, Inc.	Morgan Stanley	(1,586)	(88,038)	(90,799)	(3,163)
Array Technologies, Inc.	Morgan Stanley	(2,988)	(63,258)	(33,675)	29,656
Astec Industries, Inc.	Morgan Stanley	(122)	(5,452)	(5,246)	200
Axon Enterprise, Inc.	Morgan Stanley	(290)	(36,848)	(39,942)	(3,129)
AZEK Co., Inc. (The)	Morgan Stanley	(11,310)	(382,269)	(280,940)	100,966
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(8,019)	(134,357)	(93,341)	40,888
Barnes Group, Inc.	Morgan Stanley	(62)	(3,490)	(2,492)	1,094
Beacon Roofing Supply, Inc.	Morgan Stanley	(1,475)	(83,593)	(87,438)	(3,960)
Bloom Energy Corp., Class A	Morgan Stanley	(821)	(20,777)	(19,827)	738
Boeing Co. (The)	Morgan Stanley	(1,482)	(288,452)	(283,803)	4,375
BWX Technologies, Inc.	Morgan Stanley	(1,639)	(102,459)	(88,277)	12,896
CAE, Inc. (Canada)	Morgan Stanley	(586)	(15,251)	(15,283)	(68)
Chart Industries, Inc.	Morgan Stanley	(298)	(46,940)	(51,187)	(4,292)
Columbus McKinnon Corp.	Morgan Stanley	(215)	(9,478)	(9,116)	350
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Comfort Systems USA, Inc.	Morgan Stanley	(200)	$ (18,143)	$ (17,802)	$ 323
Construction Partners, Inc., Class A	Morgan Stanley	(2,200)	(59,145)	(57,596)	1,462
Cornerstone Building Brands, Inc.	Morgan Stanley	(6,800)	(143,641)	(165,376)	(21,872)
Donaldson Co., Inc.	Morgan Stanley	(865)	(50,617)	(44,919)	5,561
Dycom Industries, Inc.	Morgan Stanley	(304)	(24,777)	(28,959)	(4,638)
Energy Recovery, Inc.	Morgan Stanley	(1,305)	(27,434)	(26,283)	1,114
EnerSys	Morgan Stanley	(2,181)	(167,159)	(162,637)	3,807
Enovis, Corp.	Morgan Stanley	(752)	(40,063)	(29,922)	10,791
EnPro Industries, Inc.	Morgan Stanley	(180)	(18,929)	(17,591)	1,301
ESCO Technologies, Inc.	Morgan Stanley	(250)	(17,729)	(17,480)	232
Evoqua Water Technologies Corp.	Morgan Stanley	(328)	(10,970)	(15,409)	(5,253)
Federal Signal Corp.	Morgan Stanley	(83)	(2,846)	(2,801)	47
Flowserve Corp.	Morgan Stanley	(2,922)	(97,409)	(104,900)	(8,080)
Franklin Electric Co., Inc.	Morgan Stanley	(460)	(40,805)	(38,198)	2,434
GATX Corp.	Morgan Stanley	(551)	(53,526)	(67,955)	(15,904)
Generac Holdings, Inc.	Morgan Stanley	(156)	(64,566)	(46,373)	18,132
Global Industrial Co.	Morgan Stanley	(38)	(1,206)	(1,225)	(22)
GMS, Inc.	Morgan Stanley	(976)	(55,444)	(48,576)	6,791
Granite Construction, Inc.	Morgan Stanley	(344)	(10,981)	(11,283)	(344)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(1,419)	(20,930)	(19,909)	1,001
Greenbrier Cos., Inc. (The)	Morgan Stanley	(371)	(15,647)	(19,110)	(3,578)
Griffon Corp.	Morgan Stanley	(1,225)	(29,512)	(24,537)	4,805
Helios Technologies, Inc.	Morgan Stanley	(335)	(16,922)	(26,884)	(10,262)
Herc Holdings, Inc.	Morgan Stanley	(1,211)	(189,603)	(202,346)	(13,161)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(1,007)	(194,589)	(200,836)	(8,035)
JELD-WEN Holding, Inc.	Morgan Stanley	(2,242)	(55,192)	(45,468)	9,666
Kennametal, Inc.	Morgan Stanley	(187)	(7,857)	(5,350)	2,348
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(4,688)	(100,468)	(96,010)	4,362
Lennox International, Inc.	Morgan Stanley	(286)	(78,040)	(73,748)	3,948
Lincoln Electric Holdings, Inc.	Morgan Stanley	(38)	(5,265)	(5,237)	23
Lindsay Corp.	Morgan Stanley	(231)	(35,011)	(36,269)	(1,446)
Masonite International Corp. (Canada)	Morgan Stanley	(470)	(48,144)	(41,802)	6,279
MasTec, Inc.	Morgan Stanley	(1,488)	(119,832)	(129,605)	(9,887)
Maxar Technologies, Inc.	Morgan Stanley	(486)	(22,901)	(19,178)	3,691
MDU Resources Group, Inc.	Morgan Stanley	(4,932)	(139,408)	(131,438)	6,974
Mercury Systems, Inc.	Morgan Stanley	(4,732)	(286,788)	(304,977)	(18,461)
Meritor, Inc.	Morgan Stanley	(2,576)	(70,258)	(91,628)	(21,588)
Middleby Corp. (The)	Morgan Stanley	(1,897)	(325,239)	(310,994)	13,937
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(978)	(85,180)	(83,335)	353
NV5 Global, Inc.	Morgan Stanley	(145)	(7,796)	(19,329)	(11,704)
Parsons Corp.	Morgan Stanley	(301)	(11,312)	(11,649)	(348)
PGT Innovations, Inc.	Morgan Stanley	(2,810)	(56,513)	(50,524)	5,934
Primoris Services Corp.	Morgan Stanley	(3,164)	(80,804)	(75,366)	5,020
Proto Labs, Inc.	Morgan Stanley	(2,030)	(230,080)	(107,387)	122,351
RBC Bearings, Inc.	Morgan Stanley	(184)	(36,328)	(35,674)	619
Regal Rexnord Corp.	Morgan Stanley	(490)	(75,844)	(72,902)	2,735
REV Group, Inc.	Morgan Stanley	(1,006)	(9,145)	(13,480)	(4,521)
Rockwell Automation, Inc.	Morgan Stanley	(325)	(94,035)	(91,010)	2,559
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(2,502)	(152,549)	(127,227)	25,656
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Shoals Technologies Group, Inc., Class A	Morgan Stanley	(2,055)	$ (53,179)	$ (35,017)	$ 18,111
Stanley Black & Decker, Inc.	Morgan Stanley	(3,731)	(635,530)	(521,556)	110,484
Sunrun, Inc.	Morgan Stanley	(1,652)	(108,219)	(50,171)	57,299
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(2,170)	(73,756)	(82,612)	(9,992)
Timken Co. (The)	Morgan Stanley	(145)	(11,429)	(8,802)	2,485
Toro Co. (The)	Morgan Stanley	(616)	(52,646)	(52,662)	(63)
UFP Industries, Inc.	Morgan Stanley	(153)	(11,476)	(11,805)	(607)
United Rentals, Inc.	Morgan Stanley	(339)	(131,510)	(120,416)	11,343
Univar Solutions, Inc.	Morgan Stanley	(2,045)	(54,376)	(65,726)	(11,903)
Valmont Industries, Inc.	Morgan Stanley	(368)	(88,971)	(87,805)	724
Vertiv Holdings Co.	Morgan Stanley	(8,437)	(103,219)	(118,118)	(14,997)
Vicor Corp.	Morgan Stanley	(1,100)	(105,379)	(77,605)	27,675
Welbilt, Inc.	Morgan Stanley	(1,855)	(43,725)	(44,056)	(430)
WESCO International, Inc.	Morgan Stanley	(161)	(21,137)	(20,953)	164
Woodward, Inc.	Morgan Stanley	(330)	(38,949)	(41,220)	(2,350)
Xylem, Inc.	Morgan Stanley	(345)	(32,495)	(29,415)	3,537
		(127,180)	(6,905,409)	(6,397,355)	484,372
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(18,548)	(170,776)	(140,779)	27,352
Alight, Inc., Class A	Morgan Stanley	(2,268)	(21,383)	(22,567)	(1,204)
ASGN, Inc.	Morgan Stanley	(183)	(21,308)	(21,358)	(71)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(2,639)	(205,802)	(231,810)	(26,203)
Brady Corp., Class A	Morgan Stanley	(61)	(2,873)	(2,822)	48
BrightView Holdings, Inc.	Morgan Stanley	(834)	(11,400)	(11,351)	38
CACI International, Inc., Class A	Morgan Stanley	(331)	(86,812)	(99,717)	(13,295)
Clarivate PLC (Jersey)	Morgan Stanley	(2,831)	(64,768)	(47,448)	17,053
CoStar Group, Inc.	Morgan Stanley	(509)	(48,109)	(33,904)	14,158
Driven Brands Holdings, Inc.	Morgan Stanley	(2,499)	(74,611)	(65,674)	8,866
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(8,039)	(156,864)	(140,843)	16,026
Forrester Research, Inc.	Morgan Stanley	(310)	(11,337)	(17,490)	(6,206)
GFL Environmental, Inc. (Canada)	Morgan Stanley	(2,411)	(92,756)	(78,454)	14,292
Harsco Corp.	Morgan Stanley	(3,617)	(53,884)	(44,272)	9,643
Healthcare Services Group, Inc.	Morgan Stanley	(829)	(14,403)	(15,395)	(992)
IAA, Inc.	Morgan Stanley	(651)	(25,056)	(24,901)	131
ICF International, Inc.	Morgan Stanley	(107)	(9,641)	(10,073)	(447)
Insperity, Inc.	Morgan Stanley	(644)	(64,096)	(64,670)	(2,877)
KAR Auction Services, Inc.	Morgan Stanley	(1,646)	(27,497)	(29,710)	(2,301)
Leidos Holdings, Inc.	Morgan Stanley	(1,202)	(115,750)	(129,840)	(15,306)
ManTech International Corp., Class A	Morgan Stanley	(778)	(65,271)	(67,056)	(2,204)
MillerKnoll, Inc.	Morgan Stanley	(3,048)	(116,343)	(105,339)	10,153
Pitney Bowes, Inc.	Morgan Stanley	(10,656)	(90,865)	(55,411)	33,609
Steelcase, Inc., Class A	Morgan Stanley	(277)	(3,214)	(3,310)	(98)
Stericycle, Inc.	Morgan Stanley	(275)	(15,770)	(16,203)	(448)
TransUnion	Morgan Stanley	(477)	(49,076)	(49,293)	(264)
TrueBlue, Inc.	Morgan Stanley	(500)	(13,753)	(14,445)	(705)
U.S. Ecology, Inc.	Morgan Stanley	(1,355)	(53,783)	(64,877)	(11,194)
UniFirst Corp.	Morgan Stanley	(133)	(25,611)	(24,509)	1,045
Upwork, Inc.	Morgan Stanley	(12,454)	(399,518)	(289,431)	109,181
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
Viad Corp.	Morgan Stanley	(753)	$ (31,772)	$ (26,837)	$ 4,908
Waste Connections, Inc. (Canada)	Morgan Stanley	(250)	(30,205)	(34,925)	(5,080)
		(81,115)	(2,174,307)	(1,984,714)	177,608
Consumer Durables & Apparel
Allbirds, Inc., Class A	Morgan Stanley	(727)	(4,491)	(4,369)	117
Brunswick Corp.	Morgan Stanley	(1,494)	(141,495)	(120,850)	20,143
Callaway Golf Co.	Morgan Stanley	(9,361)	(243,543)	(219,235)	24,078
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(2,185)	(85,334)	(57,531)	27,721
Carter's, Inc.	Morgan Stanley	(520)	(56,164)	(47,835)	7,743
Deckers Outdoor Corp.	Morgan Stanley	(354)	(120,974)	(96,915)	24,466
Garmin Ltd. (Switzerland)	Morgan Stanley	(2,116)	(237,066)	(250,979)	(14,675)
Green Brick Partners, Inc.	Morgan Stanley	(17)	(340)	(336)	3
Hanesbrands, Inc.	Morgan Stanley	(3,860)	(61,064)	(57,475)	2,966
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(651)	(147,712)	(127,492)	20,151
Installed Building Products, Inc.	Morgan Stanley	(926)	(114,771)	(78,238)	36,033
iRobot Corp.	Morgan Stanley	(743)	(50,054)	(47,106)	2,900
KB Home	Morgan Stanley	(178)	(5,981)	(5,764)	211
Kontoor Brands, Inc.	Morgan Stanley	(315)	(13,885)	(13,025)	846
La-Z-Boy, Inc.	Morgan Stanley	(1,411)	(46,262)	(37,208)	8,807
Leggett & Platt, Inc.	Morgan Stanley	(2,169)	(93,700)	(75,481)	16,953
Malibu Boats, Inc., Class A	Morgan Stanley	(250)	(21,504)	(14,503)	7,265
Peloton Interactive, Inc., Class A	Morgan Stanley	(2,567)	(287,093)	(67,820)	219,001
Polaris, Inc.	Morgan Stanley	(855)	(114,043)	(90,049)	22,314
Skechers U.S.A., Inc., Class A	Morgan Stanley	(5,570)	(255,288)	(227,033)	27,424
TopBuild Corp.	Morgan Stanley	(1,188)	(247,806)	(215,491)	32,080
Traeger, Inc.	Morgan Stanley	(76)	(574)	(565)	1
Wolverine World Wide, Inc.	Morgan Stanley	(2,145)	(60,383)	(48,391)	11,564
YETI Holdings, Inc.	Morgan Stanley	(1,150)	(100,634)	(68,977)	31,561
		(40,828)	(2,510,161)	(1,972,668)	529,673
Consumer Services
Aramark	Morgan Stanley	(1,329)	(51,395)	(49,970)	754
Bally's Corp.	Morgan Stanley	(1,891)	(110,083)	(58,129)	51,889
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(63)	(10,887)	(8,359)	3,077
Carnival Corp. (Panama)	Morgan Stanley	(1,309)	(25,784)	(26,468)	(709)
Chegg, Inc.	Morgan Stanley	(1,250)	(39,128)	(45,350)	(6,260)
Churchill Downs, Inc.	Morgan Stanley	(113)	(26,553)	(25,061)	1,449
Denny's Corp.	Morgan Stanley	(3,398)	(57,287)	(48,625)	8,597
DraftKings, Inc., Class A	Morgan Stanley	(3,347)	(131,097)	(65,166)	65,806
Duolingo, Inc.	Morgan Stanley	(415)	(34,007)	(39,471)	(5,496)
Frontdoor, Inc.	Morgan Stanley	(34)	(1,921)	(1,015)	904
International Game Technology PLC (United Kingdom)	Morgan Stanley	(1,815)	(44,898)	(44,794)	(207)
Life Time Group Holdings, Inc.	Morgan Stanley	(938)	(12,607)	(13,639)	(1,044)
Mister Car Wash, Inc.	Morgan Stanley	(1,091)	(18,301)	(16,136)	2,147
Monarch Casino & Resort, Inc.	Morgan Stanley	(483)	(22,720)	(42,132)	(19,678)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(1,829)	(32,192)	(40,019)	(14,840)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(883)	(78,609)	(73,978)	4,556
Shake Shack, Inc., Class A	Morgan Stanley	(915)	(81,491)	(62,129)	19,228
Stride, Inc.	Morgan Stanley	(1,230)	(47,786)	(44,686)	3,110
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Services — (continued)
Terminix Global Holdings, Inc.	Morgan Stanley	(1,560)	$ (69,858)	$ (71,183)	$ (1,462)
Texas Roadhouse, Inc.	Morgan Stanley	(202)	(18,697)	(16,913)	2,131
Wendy's Co. (The)	Morgan Stanley	(11,143)	(250,197)	(244,812)	4,361
Wingstop, Inc.	Morgan Stanley	(1,510)	(262,143)	(177,199)	78,112
		(36,748)	(1,427,641)	(1,215,234)	196,425
Diversified Financials
Blucora, Inc.	Morgan Stanley	(702)	(13,566)	(13,724)	(172)
Coinbase Global, Inc., Class A	Morgan Stanley	(890)	(177,417)	(168,975)	8,273
FactSet Research Systems, Inc.	Morgan Stanley	(21)	(9,266)	(9,117)	140
Federated Hermes, Inc.	Morgan Stanley	(423)	(16,324)	(14,407)	1,787
MarketAxess Holdings, Inc.	Morgan Stanley	(249)	(89,179)	(84,710)	4,362
Northern Trust Corp.	Morgan Stanley	(173)	(20,337)	(20,146)	171
State Street Corp.	Morgan Stanley	(456)	(39,054)	(39,727)	(1,164)
		(2,914)	(365,143)	(350,806)	13,397
Energy
Antero Midstream Corp.	Morgan Stanley	(7,315)	(74,580)	(79,514)	(5,005)
California Resources Corp.	Morgan Stanley	(1,446)	(62,457)	(64,680)	(2,352)
Cenovus Energy, Inc. (Canada)	Morgan Stanley	(713)	(11,628)	(11,893)	(335)
Chesapeake Energy Corp.	Morgan Stanley	(432)	(32,938)	(37,584)	(5,208)
Civitas Resources, Inc.	Morgan Stanley	(3,894)	(214,208)	(232,511)	(21,127)
CNX Resources Corp.	Morgan Stanley	(2,539)	(46,348)	(52,608)	(6,305)
Core Laboratories N.V. (Netherlands)	Morgan Stanley	(2,670)	(71,042)	(84,452)	(13,501)
Crescent Point Energy Corp. (Canada)	Morgan Stanley	(9,082)	(41,710)	(65,845)	(27,365)
Delek U.S. Holdings, Inc.	Morgan Stanley	(6,142)	(103,929)	(130,333)	(27,093)
Enbridge, Inc. (Canada)	Morgan Stanley	(3,664)	(157,933)	(168,874)	(14,276)
Enerplus Corp. (Canada)	Morgan Stanley	(4,264)	(32,328)	(54,153)	(23,813)
EQT Corp.	Morgan Stanley	(5,434)	(117,428)	(186,984)	(70,395)
Equitrans Midstream Corp.	Morgan Stanley	(2,540)	(21,584)	(21,438)	126
Green Plains, Inc.	Morgan Stanley	(62)	(1,938)	(1,923)	13
Hess Corp.	Morgan Stanley	(741)	(67,945)	(79,317)	(11,747)
HF Sinclair Corp.	Morgan Stanley	(10,129)	(355,626)	(403,641)	(48,352)
Kinder Morgan, Inc.	Morgan Stanley	(2,615)	(46,529)	(49,450)	(4,709)
Kosmos Energy Ltd.	Morgan Stanley	(41,428)	(225,516)	(297,867)	(72,565)
Laredo Petroleum, Inc.	Morgan Stanley	(710)	(48,660)	(56,189)	(8,269)
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(6,218)	(67,479)	(92,151)	(25,211)
New Fortress Energy, Inc.	Morgan Stanley	(3,122)	(90,603)	(133,028)	(45,057)
Northern Oil and Gas, Inc.	Morgan Stanley	(1,362)	(27,100)	(38,395)	(11,745)
NOV, Inc.	Morgan Stanley	(1,662)	(29,509)	(32,592)	(3,547)
Par Pacific Holdings, Inc.	Morgan Stanley	(1,612)	(25,207)	(20,988)	4,229
Patterson-UTI Energy, Inc.	Morgan Stanley	(6,350)	(55,974)	(98,298)	(42,991)
Ranger Oil Corp., Class A	Morgan Stanley	(219)	(7,789)	(7,562)	219
Renewable Energy Group, Inc.	Morgan Stanley	(4,449)	(235,095)	(269,832)	(38,577)
RPC, Inc.	Morgan Stanley	(1,409)	(5,947)	(15,034)	(9,741)
Southwestern Energy Co.	Morgan Stanley	(55,997)	(285,488)	(401,498)	(121,711)
TC Energy Corp. (Canada)	Morgan Stanley	(5,498)	(279,551)	(310,197)	(39,437)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(16,981)	(136,367)	(131,603)	4,115
Tellurian, Inc.	Morgan Stanley	(15,801)	(47,926)	(83,745)	(37,678)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy — (continued)
Uranium Energy Corp.	Morgan Stanley	(7,743)	$ (34,568)	$ (35,540)	$ (1,006)
World Fuel Services Corp.	Morgan Stanley	(596)	(16,334)	(16,116)	189
		(234,839)	(3,079,264)	(3,765,835)	(730,227)
Food & Staples Retailing
Albertsons Cos., Inc., Class A	Morgan Stanley	(412)	(14,838)	(13,699)	1,191
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(699)	(45,216)	(47,259)	(2,087)
Casey's General Stores, Inc.	Morgan Stanley	(1,283)	(251,875)	(254,252)	(3,881)
Chefs' Warehouse, Inc. (The)	Morgan Stanley	(471)	(14,735)	(15,355)	(641)
Grocery Outlet Holding Corp.	Morgan Stanley	(1,325)	(50,358)	(43,434)	6,876
Performance Food Group Co.	Morgan Stanley	(1,264)	(61,167)	(64,350)	(3,242)
U.S. Foods Holding Corp.	Morgan Stanley	(905)	(34,688)	(34,055)	600
		(6,359)	(472,877)	(472,404)	(1,184)
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(1,327)	(40,494)	(35,802)	2,480
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(172)	(69,711)	(66,817)	2,827
Celsius Holdings, Inc.	Morgan Stanley	(5,735)	(403,180)	(316,457)	86,007
Dole PLC (Ireland)	Morgan Stanley	(491)	(6,468)	(6,088)	344
Flowers Foods, Inc.	Morgan Stanley	(1,426)	(35,973)	(36,662)	(717)
Freshpet, Inc.	Morgan Stanley	(1,966)	(248,202)	(201,790)	45,684
Ingredion, Inc.	Morgan Stanley	(570)	(54,913)	(49,676)	3,790
J & J Snack Foods Corp.	Morgan Stanley	(139)	(21,833)	(21,559)	155
J M Smucker Co. (The)	Morgan Stanley	(1,953)	(256,231)	(264,456)	(8,582)
Lamb Weston Holdings, Inc.	Morgan Stanley	(599)	(45,856)	(35,886)	9,763
Lancaster Colony Corp.	Morgan Stanley	(616)	(101,007)	(91,876)	8,805
MGP Ingredients, Inc.	Morgan Stanley	(500)	(24,086)	(42,795)	(19,018)
Mission Produce, Inc.	Morgan Stanley	(238)	(3,850)	(3,011)	835
National Beverage Corp.	Morgan Stanley	(178)	(7,499)	(7,743)	(252)
Post Holdings, Inc.	Morgan Stanley	(345)	(27,228)	(23,895)	3,307
Primo Water Corp. (Canada)	Morgan Stanley	(1,135)	(16,135)	(16,174)	(98)
Simply Good Foods Co. (The)	Morgan Stanley	(1,873)	(70,443)	(71,080)	(705)
Sovos Brands, Inc.	Morgan Stanley	(80)	(1,072)	(1,134)	(64)
Universal Corp.	Morgan Stanley	(284)	(15,492)	(16,492)	(1,015)
Utz Brands, Inc.	Morgan Stanley	(2,939)	(60,322)	(43,438)	16,550
		(22,566)	(1,509,995)	(1,352,831)	150,096
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(7,903)	(155,749)	(87,565)	67,826
ABIOMED, Inc.	Morgan Stanley	(47)	(17,209)	(15,568)	1,815
Accolade, Inc.	Morgan Stanley	(2,222)	(86,823)	(39,018)	47,849
AdaptHealth Corp.	Morgan Stanley	(5,182)	(111,482)	(83,067)	28,308
Agiliti, Inc.	Morgan Stanley	(38)	(773)	(802)	(31)
Alcon, Inc. (Switzerland)	Morgan Stanley	(72)	(5,813)	(5,712)	95
Alphatec Holdings, Inc.	Morgan Stanley	(5,240)	(64,294)	(60,260)	3,972
American Well Corp., Class A	Morgan Stanley	(2,108)	(29,393)	(8,875)	20,490
Axonics, Inc.	Morgan Stanley	(249)	(12,506)	(15,587)	(3,635)
Baxter International, Inc.	Morgan Stanley	(3,368)	(280,650)	(261,155)	19,161
BioLife Solutions, Inc.	Morgan Stanley	(2,971)	(99,817)	(67,531)	32,191
Brookdale Senior Living, Inc.	Morgan Stanley	(3,820)	(25,868)	(26,931)	(1,153)
Cardinal Health, Inc.	Morgan Stanley	(359)	(18,577)	(20,355)	(2,470)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Cardiovascular Systems, Inc.	Morgan Stanley	(1,026)	$ (37,186)	$ (23,188)	$ 14,088
Castle Biosciences, Inc.	Morgan Stanley	(1,693)	(100,183)	(75,948)	24,054
Certara, Inc.	Morgan Stanley	(1,245)	(33,378)	(26,743)	6,630
Change Healthcare, Inc.	Morgan Stanley	(6,373)	(132,428)	(138,931)	(6,891)
Community Health Systems, Inc.	Morgan Stanley	(1,441)	(15,743)	(17,105)	(1,399)
Covetrus, Inc.	Morgan Stanley	(3,650)	(112,243)	(61,284)	50,907
CryoPort, Inc.	Morgan Stanley	(371)	(21,341)	(12,952)	8,893
DENTSPLY SIRONA, Inc.	Morgan Stanley	(454)	(26,070)	(22,346)	4,498
Encompass Health Corp.	Morgan Stanley	(3,378)	(214,346)	(240,210)	(27,062)
Evolent Health, Inc., Class A	Morgan Stanley	(804)	(11,521)	(25,969)	(15,405)
Figs, Inc., Class A	Morgan Stanley	(1,347)	(39,744)	(28,987)	10,747
Glaukos Corp.	Morgan Stanley	(56)	(2,985)	(3,238)	(256)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(1,355)	(53,626)	(26,192)	27,383
Guardant Health, Inc.	Morgan Stanley	(3,779)	(370,941)	(250,321)	120,570
Haemonetics Corp.	Morgan Stanley	(438)	(49,608)	(27,690)	22,597
Health Catalyst, Inc.	Morgan Stanley	(2,309)	(84,266)	(60,334)	23,810
HealthEquity, Inc.	Morgan Stanley	(3,461)	(180,695)	(233,410)	(53,973)
Inari Medical, Inc.	Morgan Stanley	(1,470)	(136,464)	(133,241)	2,916
Innovage Holding Corp.	Morgan Stanley	(21)	(140)	(135)	5
Insulet Corp.	Morgan Stanley	(672)	(195,090)	(179,014)	16,226
Integer Holdings Corp.	Morgan Stanley	(414)	(34,532)	(33,356)	1,143
iRhythm Technologies, Inc.	Morgan Stanley	(177)	(8,764)	(27,872)	(21,169)
Lantheus Holdings, Inc.	Morgan Stanley	(861)	(22,638)	(47,622)	(26,760)
LHC Group, Inc.	Morgan Stanley	(738)	(106,537)	(124,427)	(17,991)
LifeStance Health Group, Inc.	Morgan Stanley	(1,329)	(12,133)	(13,436)	(1,316)
Meridian Bioscience, Inc.	Morgan Stanley	(433)	(9,090)	(11,241)	(2,160)
Mesa Laboratories, Inc.	Morgan Stanley	(133)	(33,995)	(33,899)	(29)
Nevro Corp.	Morgan Stanley	(844)	(72,655)	(61,047)	11,408
Novocure Ltd. (Jersey)	Morgan Stanley	(1,619)	(153,355)	(134,134)	18,515
NuVasive, Inc.	Morgan Stanley	(1,721)	(94,447)	(97,581)	(3,298)
Oak Street Health, Inc.	Morgan Stanley	(4,020)	(209,717)	(108,058)	101,461
Option Care Health, Inc.	Morgan Stanley	(793)	(21,831)	(22,648)	(922)
OrthoPediatrics Corp.	Morgan Stanley	(178)	(9,644)	(9,610)	5
Outset Medical, Inc.	Morgan Stanley	(1,205)	(54,102)	(54,707)	(754)
Patterson Cos., Inc.	Morgan Stanley	(915)	(27,441)	(29,619)	(2,204)
Penumbra, Inc.	Morgan Stanley	(174)	(48,264)	(38,651)	9,567
Phreesia, Inc.	Morgan Stanley	(2,254)	(84,897)	(59,415)	25,401
Progyny, Inc.	Morgan Stanley	(2,314)	(135,682)	(118,940)	16,461
Pulmonx Corp.	Morgan Stanley	(31)	(770)	(769)	(56)
Quidel Corp.	Morgan Stanley	(558)	(79,633)	(62,753)	16,804
RadNet, Inc.	Morgan Stanley	(1,917)	(35,674)	(42,883)	(7,320)
Schrodinger, Inc.	Morgan Stanley	(4,459)	(233,083)	(152,141)	79,866
Silk Road Medical, Inc.	Morgan Stanley	(1,741)	(82,461)	(71,886)	10,155
STERIS PLC (Ireland)	Morgan Stanley	(523)	(115,861)	(126,446)	(12,214)
Surgery Partners, Inc.	Morgan Stanley	(2,527)	(117,968)	(139,111)	(21,395)
Teladoc Health, Inc.	Morgan Stanley	(145)	(24,646)	(10,459)	14,164
Universal Health Services, Inc., Class B	Morgan Stanley	(95)	(12,944)	(13,770)	(1,608)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
US Physical Therapy, Inc.	Morgan Stanley	(114)	$ (10,817)	$ (11,337)	$ (556)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(2,155)	(260,867)	(275,625)	(15,413)
		(103,309)	(4,841,400)	(4,213,107)	612,541
Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(655)	(28,595)	(26,711)	1,857
Clorox Co. (The)	Morgan Stanley	(135)	(25,042)	(18,769)	5,787
Energizer Holdings, Inc.	Morgan Stanley	(3,329)	(118,964)	(102,400)	15,184
Inter Parfums, Inc.	Morgan Stanley	(133)	(11,275)	(11,711)	(447)
Olaplex Holdings, Inc.	Morgan Stanley	(1,919)	(44,714)	(29,994)	14,677
Reynolds Consumer Products, Inc.	Morgan Stanley	(1,162)	(34,387)	(34,093)	(270)
		(7,333)	(262,977)	(223,678)	36,788
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(4,997)	(282,524)	(306,016)	(26,259)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(14,256)	(114,101)	(120,036)	(6,043)
Albemarle Corp.	Morgan Stanley	(56)	(11,737)	(12,384)	(659)
Alpha Metallurgical Resources, Inc.	Morgan Stanley	(363)	(45,962)	(47,901)	(1,983)
Amyris, Inc.	Morgan Stanley	(11,851)	(90,300)	(51,670)	38,484
AptarGroup, Inc.	Morgan Stanley	(518)	(66,154)	(60,865)	4,986
Arconic Corp.	Morgan Stanley	(1,501)	(39,828)	(38,456)	1,335
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(3,365)	(111,550)	(82,712)	29,752
Berry Global Group, Inc.	Morgan Stanley	(2,580)	(154,649)	(149,537)	4,966
Century Aluminum Co.	Morgan Stanley	(1,716)	(26,445)	(45,148)	(19,316)
Coeur Mining, Inc.	Morgan Stanley	(43,986)	(244,193)	(195,738)	48,224
Commercial Metals Co.	Morgan Stanley	(1,011)	(36,850)	(42,078)	(6,186)
Compass Minerals International, Inc.	Morgan Stanley	(347)	(20,976)	(21,788)	(849)
Ecolab, Inc.	Morgan Stanley	(239)	(42,563)	(42,198)	273
Element Solutions, Inc.	Morgan Stanley	(3,897)	(96,526)	(85,344)	10,627
Equinox Gold Corp. (Canada)	Morgan Stanley	(16,326)	(177,446)	(135,016)	42,135
First Majestic Silver Corp. (Canada)	Morgan Stanley	(9,842)	(122,574)	(129,521)	(7,593)
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(25,408)	(93,089)	(96,804)	(3,804)
GCP Applied Technologies, Inc.	Morgan Stanley	(1,640)	(52,321)	(51,529)	755
Graphic Packaging Holding Co.	Morgan Stanley	(8,080)	(160,529)	(161,923)	(2,377)
HB Fuller Co.	Morgan Stanley	(945)	(64,852)	(62,436)	2,185
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(2,747)	(19,628)	(21,564)	(2,130)
IAMGOLD Corp. (Canada)	Morgan Stanley	(24,484)	(73,955)	(85,204)	(11,320)
International Flavors & Fragrances, Inc.	Morgan Stanley	(317)	(47,055)	(41,632)	4,564
Kaiser Aluminum Corp.	Morgan Stanley	(5)	(476)	(471)	(2)
Livent Corp.	Morgan Stanley	(1,548)	(34,928)	(40,356)	(5,510)
Martin Marietta Materials, Inc.	Morgan Stanley	(685)	(259,910)	(263,650)	(4,223)
Methanex Corp. (Canada)	Morgan Stanley	(351)	(8,143)	(19,151)	(12,443)
MP Materials Corp.	Morgan Stanley	(448)	(25,463)	(25,688)	(250)
NewMarket Corp.	Morgan Stanley	(44)	(14,223)	(14,273)	(82)
Newmont Corp.	Morgan Stanley	(527)	(38,464)	(41,870)	(11,632)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(2,257)	(25,239)	(17,447)	7,917
Pactiv Evergreen, Inc.	Morgan Stanley	(146)	(1,394)	(1,469)	(78)
PureCycle Technologies, Inc.	Morgan Stanley	(228)	(1,780)	(1,824)	(47)
Quaker Chemical Corp.	Morgan Stanley	(307)	(71,508)	(53,053)	17,985
Ranpak Holdings Corp.	Morgan Stanley	(1,109)	(24,171)	(22,657)	1,490
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
RPM International, Inc.	Morgan Stanley	(1,474)	$ (131,100)	$ (120,043)	$ 10,137
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(903)	(42,218)	(46,902)	(4,724)
Schweitzer-Mauduit International, Inc.	Morgan Stanley	(732)	(23,163)	(20,130)	2,636
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(2,657)	(373,586)	(326,705)	44,731
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(2,048)	(16,436)	(18,248)	(1,828)
Sonoco Products Co.	Morgan Stanley	(1,172)	(68,623)	(73,320)	(5,045)
Stepan Co.	Morgan Stanley	(341)	(40,530)	(33,694)	6,519
Trinseo PLC (Ireland)	Morgan Stanley	(1,643)	(91,292)	(78,733)	12,277
Valvoline, Inc.	Morgan Stanley	(615)	(21,013)	(19,409)	1,268
Vulcan Materials Co.	Morgan Stanley	(617)	(125,519)	(113,343)	11,873
West Fraser Timber Co. Ltd. (Canada)	Morgan Stanley	(443)	(42,882)	(36,516)	6,226
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	(295)	(14,272)	(14,036)	222
Worthington Industries, Inc.	Morgan Stanley	(1,146)	(63,544)	(58,916)	4,291
		(202,213)	(3,755,684)	(3,549,404)	181,475
Media & Entertainment
Advantage Solutions, Inc.	Morgan Stanley	(20)	(129)	(128)	—
Angi, Inc.	Morgan Stanley	(14,389)	(175,190)	(81,586)	93,438
Cable One, Inc.	Morgan Stanley	(115)	(221,732)	(168,388)	52,309
Cardlytics, Inc.	Morgan Stanley	(473)	(43,807)	(26,006)	17,654
Cargurus, Inc.	Morgan Stanley	(5,289)	(206,097)	(224,571)	(18,669)
DISH Network Corp., Class A	Morgan Stanley	(3,818)	(118,842)	(120,840)	(2,489)
EW Scripps Co. (The), Class A	Morgan Stanley	(2,472)	(30,565)	(51,393)	(21,087)
fuboTV, Inc.	Morgan Stanley	(7,594)	(105,455)	(49,893)	55,337
Gray Television, Inc.	Morgan Stanley	(4,888)	(107,059)	(107,878)	(1,129)
IAC	Morgan Stanley	(2,037)	(215,493)	(204,270)	11,018
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	(2,849)	(39,306)	(42,820)	(3,552)
Madison Square Garden Sports Corp.	Morgan Stanley	(203)	(34,679)	(36,410)	(1,791)
Magnite, Inc.	Morgan Stanley	(11,015)	(204,972)	(145,508)	59,049
Paramount Global, Class B	Morgan Stanley	(4,821)	(180,702)	(182,282)	(1,881)
ROBLOX Corp., Class A	Morgan Stanley	(843)	(38,465)	(38,980)	(2,387)
Roku, Inc.	Morgan Stanley	(2,024)	(269,478)	(253,546)	15,675
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(1,489)	(40,601)	(41,722)	(1,285)
Skillz, Inc.	Morgan Stanley	(19,308)	(93,910)	(57,924)	35,738
Snap, Inc., Class A	Morgan Stanley	(2,588)	(144,187)	(93,142)	50,908
TechTarget, Inc.	Morgan Stanley	(643)	(49,173)	(52,263)	(3,137)
TEGNA, Inc.	Morgan Stanley	(1,105)	(24,676)	(24,752)	(92)
Vimeo, Inc.	Morgan Stanley	(1,012)	(11,027)	(12,023)	(1,006)
Warner Music Group Corp., Class A	Morgan Stanley	(394)	(15,070)	(14,913)	150
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(501)	(29,360)	(31,282)	(2,000)
ZoomInfo Technologies, Inc.	Morgan Stanley	(5,213)	(275,582)	(311,425)	(38,129)
		(95,103)	(2,675,557)	(2,373,945)	292,642
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(2,991)	(257,695)	(227,525)	29,303
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	(4,138)	(37,317)	(40,346)	(3,064)
Adaptive Biotechnologies Corp.	Morgan Stanley	(5,238)	(154,928)	(72,703)	81,990
Amneal Pharmaceuticals, Inc.	Morgan Stanley	(523)	(2,133)	(2,181)	(51)
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(764)	(48,277)	(38,819)	9,412
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(482)	(23,651)	(22,167)	1,348
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Arvinas, Inc.	Morgan Stanley	(1,561)	$ (126,164)	$ (105,055)	$ 20,939
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(6,864)	(77,418)	(84,976)	(7,632)
Avid Bioservices, Inc.	Morgan Stanley	(1,095)	(31,545)	(22,305)	9,186
Axsome Therapeutics, Inc.	Morgan Stanley	(2,017)	(87,725)	(83,484)	3,261
Bridgebio Pharma, Inc.	Morgan Stanley	(1,353)	(47,542)	(13,733)	33,763
C4 Therapeutics, Inc.	Morgan Stanley	(52)	(1,946)	(1,262)	682
CareDx, Inc.	Morgan Stanley	(1,458)	(64,517)	(53,931)	10,717
Catalent, Inc.	Morgan Stanley	(1,483)	(184,841)	(164,465)	20,184
Catalyst Pharmaceuticals, Inc.	Morgan Stanley	(19)	(161)	(158)	3
ChemoCentryx, Inc.	Morgan Stanley	(3,423)	(83,799)	(85,815)	(2,096)
Codexis, Inc.	Morgan Stanley	(925)	(14,411)	(19,074)	(4,761)
Coherus Biosciences, Inc.	Morgan Stanley	(420)	(5,136)	(5,422)	(292)
Denali Therapeutics, Inc.	Morgan Stanley	(266)	(8,353)	(8,557)	(228)
Eli Lilly & Co.	Morgan Stanley	(399)	(115,378)	(114,262)	(1,312)
Emergent BioSolutions, Inc.	Morgan Stanley	(1,297)	(62,631)	(53,255)	9,687
Exact Sciences Corp.	Morgan Stanley	(966)	(68,967)	(67,543)	733
FibroGen, Inc.	Morgan Stanley	(438)	(5,653)	(5,265)	382
Intellia Therapeutics, Inc.	Morgan Stanley	(187)	(20,108)	(13,589)	6,499
Invitae Corp.	Morgan Stanley	(5,529)	(52,827)	(44,066)	8,513
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(604)	(88,659)	(94,025)	(6,124)
Ligand Pharmaceuticals, Inc.	Morgan Stanley	(37)	(4,221)	(4,162)	54
MannKind Corp.	Morgan Stanley	(432)	(1,569)	(1,590)	(23)
Mirati Therapeutics, Inc.	Morgan Stanley	(7)	(584)	(576)	7
NanoString Technologies, Inc.	Morgan Stanley	(3,118)	(128,698)	(108,351)	20,148
Nektar Therapeutics	Morgan Stanley	(2,536)	(31,128)	(13,669)	17,429
NeoGenomics, Inc.	Morgan Stanley	(5,501)	(167,929)	(66,837)	100,933
Novavax, Inc.	Morgan Stanley	(291)	(48,809)	(21,432)	27,330
OPKO Health, Inc.	Morgan Stanley	(840)	(2,684)	(2,890)	(256)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(4,488)	(212,576)	(172,474)	36,901
Quanterix Corp.	Morgan Stanley	(430)	(11,851)	(12,552)	(713)
Revance Therapeutics, Inc.	Morgan Stanley	(333)	(9,468)	(6,494)	3,176
Sana Biotechnology, Inc.	Morgan Stanley	(282)	(4,173)	(2,329)	1,964
Seagen, Inc.	Morgan Stanley	(1,116)	(141,833)	(160,760)	(19,062)
Sotera Health Co.	Morgan Stanley	(1,306)	(29,078)	(28,288)	758
SpringWorks Therapeutics, Inc.	Morgan Stanley	(502)	(28,240)	(28,333)	(121)
Supernus Pharmaceuticals, Inc.	Morgan Stanley	(19)	(614)	(614)	—
Travere Therapeutics, Inc.	Morgan Stanley	(15)	(380)	(387)	(13)
Turning Point Therapeutics, Inc.	Morgan Stanley	(67)	(1,921)	(1,799)	120
Twist Bioscience Corp.	Morgan Stanley	(553)	(49,192)	(27,307)	21,838
Verve Therapeutics, Inc.	Morgan Stanley	(3)	(73)	(68)	4
Xenon Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(418)	(12,829)	(12,778)	16
		(66,786)	(2,559,632)	(2,117,673)	431,532
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(945)	(29,286)	(12,058)	17,199
Abercrombie & Fitch Co., Class A	Morgan Stanley	(345)	(11,311)	(11,037)	263
American Eagle Outfitters, Inc.	Morgan Stanley	(2,905)	(52,172)	(48,804)	3,069
Asbury Automotive Group, Inc.	Morgan Stanley	(507)	(91,683)	(81,221)	10,374
Bed Bath & Beyond, Inc.	Morgan Stanley	(3,259)	(49,824)	(73,425)	(24,429)
Big Lots, Inc.	Morgan Stanley	(833)	(30,561)	(28,822)	1,588
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Retailing — (continued)
CarMax, Inc.	Morgan Stanley	(4,713)	$ (620,029)	$ (454,710)	$165,279
Carvana Co.	Morgan Stanley	(635)	(132,974)	(75,749)	57,099
Chewy, Inc., Class A	Morgan Stanley	(4,636)	(263,460)	(189,056)	74,154
ContextLogic, Inc., Class A	Morgan Stanley	(848)	(1,929)	(1,908)	18
Designer Brands, Inc., Class A	Morgan Stanley	(1,275)	(21,380)	(17,225)	4,234
Dollar Tree, Inc.	Morgan Stanley	(1,904)	(287,144)	(304,926)	(18,054)
Five Below, Inc.	Morgan Stanley	(791)	(151,997)	(125,271)	26,582
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(2,409)	(253,580)	(195,129)	58,211
Foot Locker, Inc.	Morgan Stanley	(4,024)	(146,082)	(119,352)	26,353
Franchise Group, Inc.	Morgan Stanley	(326)	(14,048)	(13,506)	344
Group 1 Automotive, Inc.	Morgan Stanley	(178)	(33,501)	(29,874)	3,629
Kohl's Corp.	Morgan Stanley	(490)	(28,101)	(29,625)	(1,991)
Leslie's, Inc.	Morgan Stanley	(2,778)	(79,738)	(53,782)	25,974
Monro, Inc.	Morgan Stanley	(345)	(16,067)	(15,297)	133
Murphy USA, Inc.	Morgan Stanley	(331)	(52,500)	(66,187)	(14,298)
National Vision Holdings, Inc.	Morgan Stanley	(2,433)	(100,685)	(106,006)	(5,416)
Nordstrom, Inc.	Morgan Stanley	(37)	(1,411)	(1,003)	396
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	(1,128)	(54,520)	(48,459)	6,009
Petco Health & Wellness Co., Inc.	Morgan Stanley	(11,167)	(216,616)	(218,538)	(2,128)
Pool Corp.	Morgan Stanley	(122)	(55,370)	(51,588)	3,506
Poshmark, Inc., Class A	Morgan Stanley	(4,373)	(77,711)	(55,362)	22,188
Qurate Retail, Inc.	Morgan Stanley	(21,719)	(169,159)	(103,382)	66,009
Rent-A-Center, Inc.	Morgan Stanley	(71)	(1,832)	(1,788)	41
Sally Beauty Holdings, Inc.	Morgan Stanley	(2,442)	(48,544)	(38,168)	10,339
Sleep Number Corp.	Morgan Stanley	(391)	(24,696)	(19,828)	4,957
Stitch Fix, Inc., Class A	Morgan Stanley	(3,840)	(42,698)	(38,669)	3,988
Tractor Supply Co.	Morgan Stanley	(1,124)	(252,741)	(262,308)	(11,027)
Urban Outfitters, Inc.	Morgan Stanley	(1,879)	(61,215)	(47,182)	14,568
Wayfair, Inc., Class A	Morgan Stanley	(411)	(59,598)	(45,531)	13,872
		(85,614)	(3,534,163)	(2,984,776)	543,033
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(4,502)	(125,772)	(93,146)	32,464
Ambarella, Inc. (Cayman Islands)	Morgan Stanley	(1,102)	(99,667)	(115,622)	(17,189)
Amkor Technology, Inc.	Morgan Stanley	(1,990)	(49,199)	(43,223)	5,885
Analog Devices, Inc.	Morgan Stanley	(246)	(45,847)	(40,634)	4,851
Azenta, Inc.	Morgan Stanley	(2,208)	(242,356)	(182,999)	58,946
CEVA, Inc.	Morgan Stanley	(272)	(12,107)	(11,057)	1,052
Cirrus Logic, Inc.	Morgan Stanley	(3,561)	(306,060)	(301,937)	3,833
CMC Materials, Inc.	Morgan Stanley	(198)	(37,563)	(36,709)	585
Enphase Energy, Inc.	Morgan Stanley	(470)	(75,505)	(94,837)	(22,418)
Entegris, Inc.	Morgan Stanley	(701)	(91,902)	(92,013)	(602)
First Solar, Inc.	Morgan Stanley	(913)	(73,460)	(76,455)	(3,065)
FormFactor, Inc.	Morgan Stanley	(2,313)	(90,330)	(97,215)	(7,074)
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(546)	(19,433)	(19,449)	(34)
Impinj, Inc.	Morgan Stanley	(479)	(28,546)	(30,436)	(1,979)
Intel Corp.	Morgan Stanley	(8,483)	(432,222)	(420,417)	11,455
MaxLinear, Inc.	Morgan Stanley	(260)	(15,905)	(15,171)	718
Monolithic Power Systems, Inc.	Morgan Stanley	(139)	(63,842)	(67,510)	(4,193)
Qorvo, Inc.	Morgan Stanley	(421)	(57,805)	(52,246)	6,883
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(5,959)	$ (160,591)	$ (153,921)	$ 6,517
Texas Instruments, Inc.	Morgan Stanley	(247)	(45,980)	(45,320)	692
Universal Display Corp.	Morgan Stanley	(302)	(50,956)	(50,419)	428
Wolfspeed, Inc.	Morgan Stanley	(1,926)	(182,856)	(219,294)	(44,790)
		(37,238)	(2,307,904)	(2,260,030)	32,965
Software & Services
8x8, Inc.	Morgan Stanley	(2,536)	(52,081)	(31,928)	20,087
Alteryx, Inc., Class A	Morgan Stanley	(1,836)	(224,599)	(131,329)	100,026
Amdocs Ltd.	Morgan Stanley	(1,768)	(137,151)	(145,347)	(9,364)
Appfolio, Inc., Class A	Morgan Stanley	(523)	(70,372)	(59,209)	11,127
AppLovin Corp., Class A	Morgan Stanley	(1,152)	(63,315)	(63,441)	(186)
Asana, Inc., Class A	Morgan Stanley	(1,672)	(115,706)	(66,830)	48,766
Aspen Technology, Inc.	Morgan Stanley	(885)	(135,521)	(146,352)	(10,961)
Avalara, Inc.	Morgan Stanley	(1,613)	(226,964)	(160,510)	66,618
Avaya Holdings Corp.	Morgan Stanley	(6,553)	(104,839)	(83,027)	21,712
BigCommerce Holdings, Inc.	Morgan Stanley	(2,550)	(66,038)	(55,871)	10,104
Blackbaud, Inc.	Morgan Stanley	(891)	(55,898)	(53,344)	2,500
Blackline, Inc.	Morgan Stanley	(650)	(47,587)	(47,593)	(94)
Bottomline Technologies DE, Inc.	Morgan Stanley	(861)	(35,687)	(48,801)	(14,272)
Ceridian HCM Holding, Inc.	Morgan Stanley	(153)	(15,049)	(10,459)	4,575
Citrix Systems, Inc.	Morgan Stanley	(1,605)	(187,978)	(161,945)	24,534
Clearwater Analytics Holdings, Inc., Class A	Morgan Stanley	(427)	(8,306)	(8,967)	(669)
CommVault Systems, Inc.	Morgan Stanley	(541)	(37,285)	(35,895)	1,359
Conduent, Inc.	Morgan Stanley	(6,302)	(31,432)	(32,518)	(1,224)
Confluent, Inc., Class A	Morgan Stanley	(4,542)	(171,229)	(186,222)	(17,752)
Coupa Software, Inc.	Morgan Stanley	(1,645)	(279,196)	(167,181)	111,750
Datto Holding Corp.	Morgan Stanley	(109)	(2,869)	(2,912)	(47)
Digital Turbine, Inc.	Morgan Stanley	(1,189)	(87,510)	(52,090)	35,336
Dolby Laboratories, Inc., Class A	Morgan Stanley	(374)	(29,150)	(29,254)	(133)
Domo, Inc., Class B	Morgan Stanley	(1,264)	(57,685)	(63,920)	(6,451)
Duck Creek Technologies, Inc.	Morgan Stanley	(1,019)	(26,668)	(22,540)	4,102
Dynatrace, Inc.	Morgan Stanley	(737)	(46,256)	(34,713)	11,499
Envestnet, Inc.	Morgan Stanley	(636)	(46,833)	(47,344)	(584)
Everbridge, Inc.	Morgan Stanley	(2,824)	(162,170)	(123,239)	38,175
Evo Payments, Inc., Class A	Morgan Stanley	(220)	(6,447)	(5,080)	1,434
Expensify, Inc., Class A	Morgan Stanley	(26)	(427)	(457)	(31)
Fastly, Inc., Class A	Morgan Stanley	(5,039)	(159,292)	(87,578)	71,469
Five9, Inc.	Morgan Stanley	(815)	(84,099)	(89,976)	(7,305)
Guidewire Software, Inc.	Morgan Stanley	(1,303)	(147,020)	(123,290)	23,781
Hive Blockchain Technologies Ltd. (Canada)	Morgan Stanley	(26,491)	(81,167)	(56,426)	24,623
Jack Henry & Associates, Inc.	Morgan Stanley	(45)	(8,938)	(8,867)	62
Jamf Holding Corp.	Morgan Stanley	(3,762)	(126,849)	(130,955)	(4,489)
JFrog Ltd. (Israel)	Morgan Stanley	(1,952)	(61,960)	(52,606)	9,294
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(5,481)	(245,824)	(167,006)	77,801
LivePerson, Inc.	Morgan Stanley	(2,240)	(71,109)	(54,701)	16,340
LiveRamp Holdings, Inc.	Morgan Stanley	(2,178)	(99,837)	(81,435)	18,306
Mandiant, Inc.	Morgan Stanley	(1,904)	(35,306)	(42,478)	(8,478)
Model N, Inc.	Morgan Stanley	(391)	(11,077)	(10,518)	544
nCino, Inc.	Morgan Stanley	(2,124)	(112,283)	(87,042)	25,026
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
NCR Corp.	Morgan Stanley	(390)	$ (16,771)	$ (15,674)	$ 1,096
New Relic, Inc.	Morgan Stanley	(153)	(10,374)	(10,233)	131
Okta, Inc.	Morgan Stanley	(2,465)	(395,200)	(372,116)	22,709
PagerDuty, Inc.	Morgan Stanley	(257)	(10,825)	(8,787)	2,378
Paymentus Holdings, Inc., Class A	Morgan Stanley	(787)	(16,649)	(16,590)	43
Paysafe Ltd. (Bermuda)	Morgan Stanley	(8,375)	(48,623)	(28,391)	20,183
Perficient, Inc.	Morgan Stanley	(433)	(58,174)	(47,669)	10,449
Ping Identity Holding Corp.	Morgan Stanley	(3,623)	(130,151)	(99,379)	31,643
PROS Holdings, Inc.	Morgan Stanley	(1,124)	(46,235)	(37,440)	8,903
Q2 Holdings, Inc.	Morgan Stanley	(977)	(107,512)	(60,232)	47,508
Qualtrics International, Inc., Class A	Morgan Stanley	(1,146)	(33,219)	(32,718)	438
Qualys, Inc.	Morgan Stanley	(91)	(12,895)	(12,959)	(77)
Rackspace Technology, Inc.	Morgan Stanley	(3,833)	(92,865)	(42,776)	50,171
RingCentral, Inc., Class A	Morgan Stanley	(2,675)	(369,162)	(313,537)	55,178
Riot Blockchain, Inc.	Morgan Stanley	(2,943)	(69,387)	(62,303)	4,167
Sabre Corp.	Morgan Stanley	(2,207)	(31,016)	(25,226)	5,760
SecureWorks Corp., Class A	Morgan Stanley	(6)	(80)	(80)	(1)
Shift4 Payments, Inc., Class A	Morgan Stanley	(1,052)	(75,856)	(65,150)	10,633
Shopify, Inc., Class A (Canada)	Morgan Stanley	(37)	(26,139)	(25,011)	433
Smartsheet, Inc., Class A	Morgan Stanley	(2,083)	(124,863)	(114,107)	10,638
SolarWinds Corp.	Morgan Stanley	(2,236)	(45,024)	(29,761)	11,893
Sumo Logic, Inc.	Morgan Stanley	(3,188)	(52,105)	(37,204)	14,830
Switch, Inc., Class A	Morgan Stanley	(4,249)	(113,617)	(130,954)	(19,529)
TaskUS, Inc., Class A	Morgan Stanley	(531)	(20,560)	(20,422)	51
Toast, Inc., Class A	Morgan Stanley	(3,564)	(66,840)	(77,446)	(12,030)
Twilio, Inc., Class A	Morgan Stanley	(1,403)	(409,592)	(231,228)	177,975
Tyler Technologies, Inc.	Morgan Stanley	(126)	(60,964)	(56,056)	4,881
Verra Mobility Corp.	Morgan Stanley	(2,794)	(40,856)	(45,486)	(4,864)
VMware, Inc., Class A	Morgan Stanley	(1,789)	(209,881)	(203,713)	5,099
Vonage Holdings Corp.	Morgan Stanley	(1,845)	(37,153)	(37,435)	(365)
WEX, Inc.	Morgan Stanley	(1,433)	(296,672)	(255,719)	41,578
Xperi Holding Corp.	Morgan Stanley	(892)	(15,037)	(15,449)	(450)
Zuora, Inc., Class A	Morgan Stanley	(1,959)	(29,096)	(29,346)	(278)
		(161,494)	(6,850,402)	(5,631,793)	1,200,084
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	Morgan Stanley	(1,149)	(104,384)	(98,906)	5,215
Avid Technology, Inc.	Morgan Stanley	(23)	(811)	(802)	35
Avnet, Inc.	Morgan Stanley	(3,105)	(128,603)	(126,032)	142
Benchmark Electronics, Inc.	Morgan Stanley	(295)	(7,557)	(7,387)	116
Calix, Inc.	Morgan Stanley	(1,362)	(84,484)	(58,443)	26,359
Cognex Corp.	Morgan Stanley	(279)	(21,541)	(21,525)	(3)
CommScope Holding Co., Inc.	Morgan Stanley	(20,027)	(240,552)	(157,813)	83,143
Corsair Gaming, Inc.	Morgan Stanley	(1,715)	(40,203)	(36,289)	3,875
Fabrinet (Cayman Islands)	Morgan Stanley	(534)	(42,687)	(56,139)	(13,531)
FARO Technologies, Inc.	Morgan Stanley	(476)	(30,439)	(24,714)	5,693
Harmonic, Inc.	Morgan Stanley	(493)	(4,589)	(4,580)	4
Insight Enterprises, Inc.	Morgan Stanley	(517)	(49,688)	(55,484)	(6,806)
IPG Photonics Corp.	Morgan Stanley	(69)	(15,774)	(7,573)	8,185
Littelfuse, Inc.	Morgan Stanley	(406)	(103,071)	(101,260)	1,628
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Technology Hardware & Equipment — (continued)
Methode Electronics, Inc.	Morgan Stanley	(248)	$ (10,569)	$ (10,726)	$ (168)
National Instruments Corp.	Morgan Stanley	(3,177)	(132,995)	(128,954)	2,268
nLight, Inc.	Morgan Stanley	(313)	(8,332)	(5,427)	2,897
Novanta, Inc. (Canada)	Morgan Stanley	(289)	(48,171)	(41,122)	6,964
OSI Systems, Inc.	Morgan Stanley	(37)	(3,142)	(3,149)	(11)
PAR Technology Corp.	Morgan Stanley	(434)	(16,611)	(17,508)	(913)
Plantronics, Inc.	Morgan Stanley	(687)	(18,891)	(27,068)	(8,196)
Plexus Corp.	Morgan Stanley	(631)	(53,793)	(51,622)	2,119
Rogers Corp.	Morgan Stanley	(170)	(46,374)	(46,189)	140
ScanSource, Inc.	Morgan Stanley	(55)	(1,904)	(1,913)	(12)
Stratasys Ltd. (Israel)	Morgan Stanley	(875)	(20,320)	(22,216)	(1,954)
Super Micro Computer, Inc.	Morgan Stanley	(1,140)	(44,872)	(43,400)	1,429
TD SYNNEX Corp.	Morgan Stanley	(330)	(35,596)	(34,059)	1,511
Teledyne Technologies, Inc.	Morgan Stanley	(180)	(82,590)	(85,073)	(2,627)
TTM Technologies, Inc.	Morgan Stanley	(821)	(12,023)	(12,167)	(156)
Ubiquiti, Inc.	Morgan Stanley	(240)	(67,226)	(69,878)	(2,717)
Viasat, Inc.	Morgan Stanley	(3,058)	(136,757)	(149,230)	(12,604)
Viavi Solutions, Inc.	Morgan Stanley	(1,755)	(29,934)	(28,220)	1,704
		(44,890)	(1,644,483)	(1,534,868)	103,729
Telecommunication Services
Bandwidth, Inc., Class A	Morgan Stanley	(726)	(60,372)	(23,515)	36,799
Frontier Communications Parent, Inc.	Morgan Stanley	(1,227)	(36,503)	(33,951)	2,517
Globalstar, Inc.	Morgan Stanley	(76,172)	(112,732)	(111,973)	201
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(1,047)	(14,845)	(14,951)	(121)
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(358)	(18,384)	(20,317)	(2,141)
Shenandoah Telecommunications Co.	Morgan Stanley	(827)	(30,214)	(19,501)	3,704
United States Cellular Corp.	Morgan Stanley	(407)	(14,476)	(12,304)	2,158
		(80,764)	(287,526)	(236,512)	43,117
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(2,345)	(60,465)	(78,440)	(18,271)
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	(1,720)	(130,689)	(141,969)	(11,831)
CH Robinson Worldwide, Inc.	Morgan Stanley	(5,404)	(531,085)	(582,065)	(55,928)
Genco Shipping & Trading Ltd. (Marshall Islands)	Morgan Stanley	(121)	(2,839)	(2,858)	(22)
Hawaiian Holdings, Inc.	Morgan Stanley	(970)	(23,148)	(19,109)	4,016
JB Hunt Transport Services, Inc.	Morgan Stanley	(764)	(153,772)	(153,404)	(497)
Kirby Corp.	Morgan Stanley	(475)	(29,573)	(34,290)	(5,495)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(200)	(12,032)	(10,092)	2,119
Landstar System, Inc.	Morgan Stanley	(68)	(12,059)	(10,256)	1,596
SkyWest, Inc.	Morgan Stanley	(901)	(24,528)	(25,994)	(1,489)
TFI International, Inc. (Canada)	Morgan Stanley	(432)	(47,801)	(46,012)	1,419
Werner Enterprises, Inc.	Morgan Stanley	(3,557)	(164,388)	(145,837)	18,092
		(16,957)	(1,192,379)	(1,250,326)	(66,291)
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(7,961)	(124,378)	(123,555)	(4,109)
ALLETE, Inc.	Morgan Stanley	(880)	(47,496)	(58,942)	(14,996)
Ameren Corp.	Morgan Stanley	(323)	(27,606)	(30,284)	(3,568)
Avangrid, Inc.	Morgan Stanley	(1,153)	(57,891)	(53,891)	2,065
Avista Corp.	Morgan Stanley	(1,744)	(73,166)	(78,742)	(6,438)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Black Hills Corp.	Morgan Stanley	(1,624)	$ (110,698)	$ (125,080)	$ (16,649)
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(247)	(10,559)	(10,819)	(516)
Clearway Energy, Inc., Class A	Morgan Stanley	(787)	(20,478)	(26,223)	(6,789)
Dominion Energy, Inc.	Morgan Stanley	(662)	(55,153)	(56,250)	(836)
Duke Energy Corp.	Morgan Stanley	(410)	(42,151)	(45,781)	(5,216)
Entergy Corp.	Morgan Stanley	(621)	(68,976)	(72,502)	(5,453)
Essential Utilities, Inc.	Morgan Stanley	(673)	(31,764)	(34,410)	(2,677)
Evergy, Inc.	Morgan Stanley	(2,084)	(135,523)	(142,421)	(8,077)
Eversource Energy	Morgan Stanley	(1,010)	(90,795)	(89,072)	203
Fortis, Inc. (Canada)	Morgan Stanley	(1,034)	(47,494)	(51,183)	(4,201)
MGE Energy, Inc.	Morgan Stanley	(14)	(1,117)	(1,117)	(2)
National Fuel Gas Co.	Morgan Stanley	(176)	(11,628)	(12,091)	(555)
New Jersey Resources Corp.	Morgan Stanley	(1,000)	(37,371)	(45,860)	(9,556)
NiSource, Inc.	Morgan Stanley	(464)	(12,915)	(14,755)	(3,674)
Northwest Natural Holding Co.	Morgan Stanley	(863)	(44,045)	(44,634)	(2,343)
NorthWestern Corp.	Morgan Stanley	(639)	(40,896)	(38,653)	584
OGE Energy Corp.	Morgan Stanley	(1,529)	(57,758)	(62,353)	(5,184)
ONE Gas, Inc.	Morgan Stanley	(594)	(46,025)	(52,415)	(6,680)
Ormat Technologies, Inc.	Morgan Stanley	(464)	(39,985)	(37,969)	1,550
Pinnacle West Capital Corp.	Morgan Stanley	(2,332)	(183,760)	(182,129)	(3,299)
PNM Resources, Inc.	Morgan Stanley	(477)	(22,973)	(22,739)	(120)
Portland General Electric Co.	Morgan Stanley	(829)	(41,709)	(45,719)	(5,284)
Public Service Enterprise Group, Inc.	Morgan Stanley	(321)	(21,401)	(22,470)	(1,276)
SJW Group	Morgan Stanley	(473)	(30,883)	(32,911)	(2,839)
South Jersey Industries, Inc.	Morgan Stanley	(3,102)	(81,134)	(107,174)	(30,664)
Southwest Gas Holdings, Inc.	Morgan Stanley	(1,233)	(83,785)	(96,532)	(15,021)
Spire, Inc.	Morgan Stanley	(1,366)	(93,444)	(98,024)	(6,473)
Sunnova Energy International, Inc.	Morgan Stanley	(2,215)	(51,858)	(51,078)	(133)
Vistra Corp.	Morgan Stanley	(2,424)	(46,096)	(56,358)	(11,588)
Xcel Energy, Inc.	Morgan Stanley	(482)	(33,649)	(34,786)	(1,846)
		(42,210)	(1,926,560)	(2,058,922)	(181,660)

Total Reference Entity — Short			(51,229,755)	(46,820,038)	4,112,003
Net Value of Reference Entity			$(39,338,948)	$(34,167,713)	$4,954,306

*	Includes $(216,929) related to open trades, dividends receivables/payables and swap receivables/payables activities.
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 48.3%
Automobiles & Components — 0.3%
BorgWarner, Inc.(a)	28,756	$ 1,118,608
Ford Motor Co.	19,468	329,204
General Motors Co.*	232	10,148
		1,457,960
Banks — 1.4%
Bank of America Corp.(a)	20,963	864,095
Fifth Third Bancorp	4,911	211,369
First Republic Bank(a)	5,871	951,689
JPMorgan Chase & Co.(a)	13,838	1,886,396
People's United Financial, Inc.*	1,445	28,886
PNC Financial Services Group, Inc. (The)(a)	4,440	818,958
Signature Bank(a)	1,853	543,837
SVB Financial Group(a)*	1,478	826,867
Wells Fargo & Co.(a)	17,184	832,737
		6,964,834
Capital Goods — 4.4%
3M Co.(a)	8,943	1,331,434
A.O. Smith Corp.(a)	10,114	646,183
AMETEK, Inc.	441	58,732
Caterpillar, Inc.(a)	1,339	298,356
Cummins, Inc.(a)	3,713	761,573
Dover Corp.(a)	6,466	1,014,515
Eaton Corp. PLC (Ireland)	15,575	2,363,662
Emerson Electric Co.(a)	1,406	137,858
Fastenal Co.	3,060	181,764
Fortive Corp.	1,002	61,052
General Dynamics Corp.(a)	9,350	2,255,033
General Electric Co.	1,624	148,596
Howmet Aerospace, Inc.(a)	8,056	289,533
Ingersoll Rand, Inc.(a)	9,442	475,405
Johnson Controls International PLC (Ireland)	2,506	164,318
L3Harris Technologies, Inc.(a)	4,989	1,239,617
Lockheed Martin Corp.(a)	5,802	2,561,003
Masco Corp.(a)	31,425	1,602,675
Nordson Corp.(a)	3,737	848,598
Northrop Grumman Corp.(a)	1,591	711,527
Otis Worldwide Corp.(a)	16,825	1,294,684
Pentair PLC (Ireland)	16,956	919,185
Roper Technologies, Inc.	530	250,282
Snap-on, Inc.(a)	1,781	365,960
Textron, Inc.(a)	10,444	776,825
Trane Technologies PLC (Ireland)	6,493	991,481
WW Grainger, Inc.(a)	1,504	775,748
		22,525,599
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.0%
Cintas Corp.(a)	559	$ 237,793
Jacobs Engineering Group, Inc.(a)	9,094	1,253,244
Nielsen Holdings PLC (United Kingdom)	65,977	1,797,213
Republic Services, Inc.	611	80,958
Robert Half International, Inc.(a)	5,267	601,386
Waste Management, Inc.(a)	6,563	1,040,236
		5,010,830
Consumer Durables & Apparel — 0.9%
DR Horton, Inc.(a)	4,356	324,565
Hasbro, Inc.	1,905	156,058
Lennar Corp., Class A	862	69,968
Mohawk Industries, Inc.(a)*	3,669	455,690
Newell Brands, Inc.	9,977	213,608
NIKE, Inc., Class B	2,150	289,304
PVH Corp.(a)	11,688	895,418
Ralph Lauren Corp.(a)	4,895	555,289
Tapestry, Inc.(a)	13,513	502,008
Under Armour, Inc., Class C(a)*	62,710	975,768
Whirlpool Corp.(a)	2,443	422,101
		4,859,777
Consumer Services — 1.5%
Booking Holdings, Inc.(a)*	290	681,051
Caesars Entertainment, Inc.*	1,813	140,254
Marriott International, Inc., Class A(a)*	2,430	427,073
McDonald's Corp.(a)	8,805	2,177,300
Penn National Gaming, Inc.(a)*	48,544	2,059,236
Starbucks Corp.(a)	18,262	1,661,294
Yum! Brands, Inc.(a)	5,676	672,776
		7,818,984
Diversified Financials — 2.6%
American Express Co.(a)	6,028	1,127,236
Ameriprise Financial, Inc.(a)	151	45,354
Berkshire Hathaway, Inc., Class B(a)*	1,384	488,428
BlackRock, Inc.(a)	2,313	1,767,525
Capital One Financial Corp.(a)	1,712	224,769
Charles Schwab Corp. (The)(a)	8,553	721,104
CME Group, Inc.(a)	3,128	744,026
Franklin Resources, Inc.(a)	58,658	1,637,731
Intercontinental Exchange, Inc.(a)	4,911	648,841
Invesco Ltd. (Bermuda)	28,272	651,952
Moody's Corp.(a)	2,117	714,297
Nasdaq, Inc.(a)	7,862	1,401,008
Raymond James Financial, Inc.(a)	9,420	1,035,352

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
S&P Global, Inc.(a)	1,473	$ 604,195
T Rowe Price Group, Inc.(a)	10,008	1,513,110
		13,324,928
Energy — 3.1%
APA Corp.(a)	41,417	1,711,765
EOG Resources, Inc.(a)	17,389	2,073,290
Exxon Mobil Corp.(a)	34,453	2,845,473
Halliburton Co.(a)	28,556	1,081,416
Marathon Oil Corp.(a)	25,309	635,509
Marathon Petroleum Corp.(a)	32,746	2,799,783
Occidental Petroleum Corp.(a)	33,617	1,907,429
ONEOK, Inc.(a)	21,359	1,508,586
Schlumberger NV (Curacao)	4,544	187,713
Valero Energy Corp.(a)	2,486	252,428
Williams Cos., Inc. (The)(a)	29,462	984,325
		15,987,717
Food & Staples Retailing — 0.4%
Kroger Co. (The)	206	11,818
Walgreens Boots Alliance, Inc.(a)	9,045	404,945
Walmart, Inc.(a)	12,570	1,871,924
		2,288,687
Food, Beverage & Tobacco — 2.7%
Altria Group, Inc.(a)	13,156	687,401
Archer-Daniels-Midland Co.(a)	6,577	593,640
Campbell Soup Co.(a)	11,130	496,064
Coca-Cola Co. (The)(a)	23,618	1,464,316
Constellation Brands, Inc., Class A(a)	5,347	1,231,521
General Mills, Inc.(a)	18,222	1,233,994
Hershey Co. (The)(a)	3,645	789,616
J M Smucker Co. (The)(a)	263	35,613
Kraft Heinz Co. (The)(a)	33,456	1,317,832
Molson Coors Beverage Co., Class B(a)	4,761	254,142
Mondelez International, Inc., Class A(a)	24,469	1,536,164
PepsiCo, Inc.(a)	7,614	1,274,431
Philip Morris International, Inc.(a)	9,857	925,967
Tyson Foods, Inc., Class A(a)	25,348	2,271,941
		14,112,642
Health Care Equipment & Services — 3.1%
Abbott Laboratories(a)	11,552	1,367,295
AmerisourceBergen Corp.(a)	1,689	261,305
Anthem, Inc.(a)	4,713	2,315,120
Cerner Corp.	3,773	353,002
Cigna Corp.(a)	2,880	690,077
CVS Health Corp.	2,258	228,532
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DENTSPLY SIRONA, Inc.(a)	20,137	$ 991,143
HCA Healthcare, Inc.(a)	4,157	1,041,827
Hologic, Inc.(a)*	13,553	1,041,141
Laboratory Corp. of America Holdings(a)*	1,637	431,611
McKesson Corp.(a)	6,429	1,968,110
Medtronic PLC (Ireland)	20,097	2,229,762
Molina Healthcare, Inc.(a)*	1,786	595,792
Quest Diagnostics, Inc.(a)	3,410	466,693
Stryker Corp.(a)	1,433	383,113
UnitedHealth Group, Inc.(a)	3,244	1,654,343
		16,018,866
Household & Personal Products — 1.0%
Colgate-Palmolive Co.(a)	19,544	1,482,021
Estee Lauder Cos., Inc. (The), Class A	971	264,423
Kimberly-Clark Corp.(a)	8,010	986,512
Procter & Gamble Co. (The)(a)	16,521	2,524,409
		5,257,365
Insurance — 1.4%
Aflac, Inc.(a)	15,944	1,026,634
Allstate Corp. (The)	678	93,910
Aon PLC, Class A (Ireland)	2,057	669,821
Assurant, Inc.(a)	4,540	825,508
Brown & Brown, Inc.(a)	10,628	768,086
Chubb Ltd. (Switzerland)	3,402	727,688
Loews Corp.(a)	5,579	361,631
Marsh & McLennan Cos., Inc.(a)	3,351	571,077
Principal Financial Group, Inc.(a)	8,178	600,347
Prudential Financial, Inc.(a)	5,242	619,447
W R Berkley Corp.(a)	15,494	1,031,745
		7,295,894
Materials — 2.7%
Celanese Corp.(a)	3,818	545,478
CF Industries Holdings, Inc.(a)	16,807	1,732,129
Dow, Inc.(a)	5,871	374,100
DuPont de Nemours, Inc.(a)	22,956	1,689,103
Eastman Chemical Co.(a)	16,422	1,840,249
FMC Corp.(a)	3,496	459,969
Freeport-McMoRan, Inc.(a)	11,281	561,117
International Paper Co.(a)	38,164	1,761,269
Linde PLC (Ireland)	910	290,681
LyondellBasell Industries NV, Class A (Netherlands)	7,568	778,142
Martin Marietta Materials, Inc.	135	51,960
Newmont Corp.(a)	3,322	263,933

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Nucor Corp.(a)	4,193	$ 623,289
Sealed Air Corp.(a)	26,906	1,801,626
Sherwin-Williams Co. (The)	602	150,271
Westrock Co.(a)	21,036	989,323
		13,912,639
Media & Entertainment — 1.7%
Activision Blizzard, Inc.(a)	13,920	1,115,131
Alphabet, Inc., Class A(a)*	182	506,206
Charter Communications, Inc., Class A(a)*	1,298	708,085
Comcast Corp., Class A(a)	24,200	1,133,044
Electronic Arts, Inc.	1,124	142,197
Interpublic Group of Cos., Inc. (The)	7,110	252,050
Meta Platforms, Inc., Class A(a)*	16,644	3,700,960
Netflix, Inc.(a)*	1,782	667,519
News Corp., Class A(a)	18,753	415,379
Omnicom Group, Inc.	1,652	140,222
Take-Two Interactive Software, Inc.*	149	22,907
Twitter, Inc.*	691	26,735
Walt Disney Co. (The)*	111	15,225
		8,845,660
Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
AbbVie, Inc.(a)	8,042	1,303,689
Agilent Technologies, Inc.(a)	1,009	133,521
Biogen, Inc.(a)*	2,804	590,522
Bristol-Myers Squibb Co.(a)	14,394	1,051,194
Danaher Corp.(a)	1,281	375,756
Gilead Sciences, Inc.(a)	10,651	633,202
Illumina, Inc.*	596	208,242
Incyte Corp.*	709	56,309
Johnson & Johnson(a)	9,896	1,753,868
Merck & Co., Inc.(a)	27,866	2,286,405
Organon & Co.(a)	48,257	1,685,617
PerkinElmer, Inc.	56	9,770
Pfizer, Inc.(a)	18,477	956,554
Regeneron Pharmaceuticals, Inc.(a)*	2,505	1,749,542
Thermo Fisher Scientific, Inc.(a)	1,508	890,700
Vertex Pharmaceuticals, Inc.(a)*	5,185	1,353,130
Waters Corp.(a)*	919	285,248
		15,323,269
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc., REIT(a)	9,051	1,821,514
American Tower Corp., REIT	1,257	315,783
AvalonBay Communities, Inc., REIT(a)	1,674	415,771
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A(a)*	5,166	$ 472,792
Crown Castle International Corp., REIT	1,561	288,161
Duke Realty Corp., REIT	261	15,154
Extra Space Storage, Inc., REIT(a)	2,350	483,160
Healthpeak Properties, Inc., REIT(a)	2,764	94,888
Mid-America Apartment Communities, Inc., REIT	1,019	213,429
Prologis, Inc., REIT(a)	4,661	752,658
Public Storage, REIT(a)	2,631	1,026,827
Realty Income Corp., REIT(a)	10,932	757,588
Regency Centers Corp., REIT	4,327	308,688
SBA Communications Corp., REIT	447	153,813
Simon Property Group, Inc., REIT(a)	4,809	632,672
UDR, Inc., REIT(a)	12,056	691,653
Welltower, Inc., REIT(a)	5,957	572,706
Weyerhaeuser Co., REIT(a)	25,752	976,001
		9,993,258
Retailing — 2.5%
Advance Auto Parts, Inc.	147	30,423
Amazon.com, Inc.(a)*	1,036	3,377,308
AutoZone, Inc.(a)*	697	1,425,072
Bath & Body Works, Inc.(a)	19,724	942,807
Best Buy Co., Inc.(a)	3,400	309,060
Dollar General Corp.	645	143,596
eBay, Inc.(a)	18,579	1,063,834
Genuine Parts Co.(a)	65	8,191
Home Depot, Inc. (The)	879	263,111
LKQ Corp.(a)	9,244	419,770
Lowe's Cos., Inc.(a)	2,230	450,884
O'Reilly Automotive, Inc.(a)*	1,495	1,024,015
Ross Stores, Inc.(a)	10,372	938,251
Target Corp.(a)	7,062	1,498,698
Ulta Beauty, Inc.(a)*	2,088	831,484
		12,726,504
Semiconductors & Semiconductor Equipment — 2.4%
Applied Materials, Inc.(a)	1,400	184,520
Broadcom, Inc.(a)	776	488,632
Intel Corp.(a)	49,059	2,431,364
KLA Corp.(a)	2,531	926,498
Lam Research Corp.(a)	1,493	802,652
Micron Technology, Inc.(a)	19,700	1,534,433
NVIDIA Corp.(a)	3,134	855,143
NXP Semiconductors NV (Netherlands)	3,804	704,044
Qorvo, Inc.(a)*	9,476	1,175,972
QUALCOMM, Inc.(a)	12,645	1,932,409

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
SolarEdge Technologies, Inc.*	20	$ 6,447
Teradyne, Inc.(a)	11,293	1,335,171
		12,377,285
Software & Services — 4.1%
Accenture PLC, Class A (Ireland)	949	320,031
Adobe, Inc.*	232	105,704
ANSYS, Inc.*	189	60,036
Autodesk, Inc.(a)*	1,953	418,625
Cadence Design Systems, Inc.*	106	17,433
Cognizant Technology Solutions Corp., Class A	71	6,367
DXC Technology Co.(a)*	2,224	72,569
EPAM Systems, Inc.*	18	5,339
Fiserv, Inc.(a)*	3,958	401,341
FleetCor Technologies, Inc.(a)*	3,931	979,055
Gartner, Inc.(a)*	2,630	782,320
International Business Machines Corp.(a)	6,197	805,734
Intuit, Inc.	782	376,017
Mastercard, Inc., Class A(a)	2,801	1,001,021
Microsoft Corp.(a)	28,893	8,908,001
NortonLifeLock, Inc.(a)	30,229	801,673
Oracle Corp.(a)	7,729	639,420
Paychex, Inc.(a)	4,057	553,659
PayPal Holdings, Inc.(a)*	12,480	1,443,312
Salesforce, Inc.(a)*	3,566	757,133
ServiceNow, Inc.*	557	310,188
Synopsys, Inc.(a)*	1,570	523,234
VeriSign, Inc.*	575	127,914
Visa, Inc., Class A(a)	6,769	1,501,161
		20,917,287
Technology Hardware & Equipment — 1.3%
Apple, Inc.	1,711	298,758
Cisco Systems, Inc.(a)	13,405	747,463
Corning, Inc.(a)	23,838	879,861
HP, Inc.(a)	16,333	592,888
Juniper Networks, Inc.	7,151	265,731
Keysight Technologies, Inc.(a)*	5,660	894,110
Motorola Solutions, Inc.(a)	4,257	1,031,045
NetApp, Inc.(a)	2,602	215,966
Seagate Technology Holdings PLC (Ireland)	6,789	610,331
TE Connectivity Ltd. (Switzerland)	1,485	194,505
Zebra Technologies Corp., Class A(a)*	2,360	976,332
		6,706,990
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 0.7%
AT&T, Inc.(a)	77,415	$ 1,829,316
Lumen Technologies, Inc.(a)	33,418	376,621
T-Mobile US, Inc.(a)*	5,638	723,637
Verizon Communications, Inc.(a)	16,209	825,687
		3,755,261
Transportation — 1.5%
Alaska Air Group, Inc.(a)*	7,041	408,449
CSX Corp.(a)	20,687	774,728
Expeditors International of Washington, Inc.(a)	15,868	1,636,943
FedEx Corp.(a)	7,270	1,682,205
Old Dominion Freight Line, Inc.(a)	1,937	578,543
Union Pacific Corp.(a)	4,686	1,280,262
United Parcel Service, Inc., Class B(a)	7,595	1,628,824
		7,989,954
Utilities — 2.7%
AES Corp. (The)	252	6,484
American Electric Power Co., Inc.	3,901	389,203
Constellation Energy Corp.(a)	24,372	1,370,925
DTE Energy Co.(a)	33,454	4,422,953
Exelon Corp.(a)	11,429	544,363
NRG Energy, Inc.(a)	104,439	4,006,280
PPL Corp.(a)	106,169	3,032,187
		13,772,395
TOTAL COMMON STOCKS (Cost $229,927,788)		249,244,585
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 45.3%
Gotham Enhanced 500 ETF	9,510,300	234,069,406
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $232,808,996)		234,069,406

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.3%
SPDR S&P 500 ETF Trust	3,596	$ 1,624,097
TOTAL EXCHANGE TRADED FUNDS (Cost $1,516,142)		1,624,097
TOTAL INVESTMENTS - 93.9% (Cost $464,252,926)		484,938,088
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%		31,682,899
NET ASSETS - 100.0%		$ 516,620,987

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depository Receipt
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of March 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 29, 2024 and January 7, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 5.1% of net assets as of March 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	67,717	$ 2,797,347	$ 2,634,191	$(155,375)
Ford Motor Co.	Morgan Stanley	153,335	2,103,414	2,592,895	511,527
General Motors Co.	Morgan Stanley	9,821	403,836	429,571	25,823
		230,873	5,304,597	5,656,657	381,975
Banks
Bank of America Corp.	Morgan Stanley	36,758	1,502,116	1,515,165	44,809
Fifth Third Bancorp	Morgan Stanley	11,604	499,174	499,436	10,662
First Republic Bank/CA	Morgan Stanley	8,308	1,222,036	1,346,727	127,536
JPMorgan Chase & Co.	Morgan Stanley	15,283	2,038,801	2,083,379	66,253
People's United Financial, Inc.	Morgan Stanley	1,480	30,109	29,585	(31,073)
PNC Financial Services Group, Inc. (The)	Morgan Stanley	5,514	1,023,764	1,017,057	40,384
Signature Bank/New York NY	Morgan Stanley	4,008	1,206,509	1,176,308	(32,326)
SVB Financial Group	Morgan Stanley	3,003	1,500,232	1,680,028	180,188
Wells Fargo & Co.	Morgan Stanley	25,489	1,317,113	1,235,197	(73,713)
		111,447	10,339,854	10,582,882	332,720
Capital Goods
3M Co.	Morgan Stanley	9,627	1,489,412	1,433,268	38,549
A O Smith Corp.	Morgan Stanley	39,158	2,864,118	2,501,805	(355,183)
AMETEK, Inc.	Morgan Stanley	1,696	217,733	225,873	8,202
Caterpillar, Inc.	Morgan Stanley	6,884	1,323,226	1,533,893	219,096
Cummins, Inc.	Morgan Stanley	11,492	2,376,848	2,357,124	37,099
Dover Corp.	Morgan Stanley	7,658	1,105,029	1,201,540	112,045
Eaton Corp. PLC (Ireland)	Morgan Stanley	20,717	3,321,514	3,144,012	(158,341)
Emerson Electric Co.	Morgan Stanley	3,725	330,497	365,236	73,969
Fastenal Co.	Morgan Stanley	7,385	383,103	438,669	59,371
Fortive Corp.	Morgan Stanley	3,378	198,382	205,822	8,360
General Dynamics Corp.	Morgan Stanley	12,145	2,264,945	2,929,131	735,571
General Electric Co.	Morgan Stanley	26,570	2,397,627	2,431,155	35,983
Howmet Aerospace, Inc.	Morgan Stanley	13,026	434,611	468,154	34,792
Ingersoll Rand, Inc.	Morgan Stanley	14,305	711,714	720,257	9,152
Johnson Controls International PLC (Ireland)	Morgan Stanley	20,365	1,260,134	1,335,333	112,215
L3Harris Technologies, Inc.	Morgan Stanley	7,007	1,581,580	1,741,029	172,210
Lockheed Martin Corp.	Morgan Stanley	6,039	2,181,329	2,665,615	525,523
Masco Corp.	Morgan Stanley	36,472	2,241,344	1,860,072	(370,740)
Nordson Corp.	Morgan Stanley	3,950	893,088	896,966	4,468
Northrop Grumman Corp.	Morgan Stanley	2,758	972,645	1,233,433	279,825
Otis Worldwide Corp.	Morgan Stanley	17,634	1,381,999	1,356,936	(21,302)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Pentair PLC (Ireland)	Morgan Stanley	36,703	$ 2,178,464	$ 1,989,670	$ (165,286)
Roper Technologies, Inc.	Morgan Stanley	200	80,487	94,446	14,589
Snap-on, Inc.	Morgan Stanley	12,834	2,061,806	2,637,130	652,508
Textron, Inc.	Morgan Stanley	13,038	877,268	969,766	93,436
Trane Technologies PLC (Ireland)	Morgan Stanley	6,648	1,019,343	1,015,150	(777)
WW Grainger, Inc.	Morgan Stanley	1,758	759,564	906,759	161,893
		343,172	36,907,810	38,658,244	2,317,227
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	1,144	449,851	486,646	38,425
Jacobs Engineering Group, Inc.	Morgan Stanley	12,207	1,581,769	1,682,247	106,092
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	78,708	1,504,159	2,144,006	653,278
Republic Services, Inc.	Morgan Stanley	10,656	1,036,330	1,411,920	410,482
Robert Half International, Inc.	Morgan Stanley	7,273	712,872	830,431	146,275
Waste Management, Inc.	Morgan Stanley	7,241	1,079,287	1,147,699	79,145
		117,229	6,364,268	7,702,949	1,433,697
Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	12,998	1,110,441	968,481	(137,796)
Hasbro, Inc.	Morgan Stanley	4,284	379,842	350,945	(24,751)
Lennar Corp., Class A	Morgan Stanley	1,210	108,977	98,216	(8,511)
Mohawk Industries, Inc.	Morgan Stanley	8,594	933,518	1,067,375	134,103
Newell Brands, Inc.	Morgan Stanley	21,526	469,552	460,872	17,203
NIKE, Inc., Class B	Morgan Stanley	5,889	609,823	792,424	195,118
PVH Corp.	Morgan Stanley	20,509	1,749,048	1,571,194	(176,894)
Ralph Lauren Corp.	Morgan Stanley	5,760	653,343	653,414	11,869
Tapestry, Inc.	Morgan Stanley	33,275	1,218,472	1,236,166	35,382
Under Armour, Inc., Class C	Morgan Stanley	71,795	1,100,244	1,117,130	17,175
Whirlpool Corp.	Morgan Stanley	3,689	621,800	637,385	35,668
		189,529	8,955,060	8,953,602	98,566
Consumer Services
Booking Holdings, Inc.	Morgan Stanley	879	1,754,685	2,064,288	310,059
Caesars Entertainment, Inc.	Morgan Stanley	7,211	563,731	557,843	(5,737)
Marriott International, Inc./MD, Class A	Morgan Stanley	2,604	379,056	457,653	79,978
McDonald's Corp.	Morgan Stanley	11,762	2,670,114	2,908,507	348,580
Penn National Gaming, Inc.	Morgan Stanley	61,649	3,112,514	2,615,151	(496,558)
Starbucks Corp.	Morgan Stanley	20,065	1,809,994	1,825,313	20,876
Yum! Brands, Inc.	Morgan Stanley	23,953	2,325,013	2,839,149	581,359
		128,123	12,615,107	13,267,904	838,557
Diversified Financials
American Express Co.	Morgan Stanley	10,238	1,692,208	1,914,506	228,567
Ameriprise Financial, Inc.	Morgan Stanley	813	188,511	244,193	112,621
Berkshire Hathaway, Inc., Class B	Morgan Stanley	15,406	3,273,097	5,436,931	2,164,681
BlackRock, Inc.	Morgan Stanley	4,722	3,613,945	3,608,411	69,504
Capital One Financial Corp.	Morgan Stanley	3,102	409,519	407,262	496
Charles Schwab Corp. (The)	Morgan Stanley	8,894	752,958	749,853	(2,354)
CME Group, Inc.	Morgan Stanley	9,879	2,348,830	2,349,819	11,460
Franklin Resources, Inc.	Morgan Stanley	81,684	2,486,781	2,280,617	(117,348)
Intercontinental Exchange, Inc.	Morgan Stanley	7,174	883,380	947,829	75,990
Invesco Ltd. (Bermuda)	Morgan Stanley	98,172	1,191,701	2,263,846	1,175,252
Moody's Corp.	Morgan Stanley	3,110	1,071,990	1,049,345	(20,207)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
Nasdaq, Inc.	Morgan Stanley	9,412	$ 1,560,641	$ 1,677,218	$ 148,298
Raymond James Financial, Inc.	Morgan Stanley	9,597	830,608	1,054,806	232,752
S&P Global, Inc.	Morgan Stanley	1,910	698,538	783,444	113,917
T Rowe Price Group, Inc.	Morgan Stanley	27,290	4,531,204	4,125,975	(265,787)
		291,403	25,533,911	28,894,055	3,927,842
Energy
APA Corp.	Morgan Stanley	175,297	3,730,234	7,245,025	3,568,523
Chevron Corp.	Morgan Stanley	195	25,579	31,752	6,463
EOG Resources, Inc.	Morgan Stanley	33,715	2,846,733	4,019,839	1,328,889
Exxon Mobil Corp.	Morgan Stanley	35,510	2,031,261	2,932,771	992,116
Halliburton Co.	Morgan Stanley	34,726	777,949	1,315,074	549,128
Marathon Oil Corp.	Morgan Stanley	225,100	2,647,090	5,652,261	3,062,004
Marathon Petroleum Corp.	Morgan Stanley	42,107	2,427,857	3,600,149	1,233,759
Occidental Petroleum Corp.	Morgan Stanley	44,992	1,147,431	2,552,846	1,424,776
ONEOK, Inc.	Morgan Stanley	22,715	1,233,750	1,604,360	408,766
Schlumberger NV (Curacao)	Morgan Stanley	11,186	334,246	462,094	129,866
SPDR S&P 500 ETF Trust	Morgan Stanley	5,295	2,265,896	2,391,434	134,058
Valero Energy Corp.	Morgan Stanley	3,267	238,217	331,731	96,519
Williams Cos., Inc. (The)	Morgan Stanley	31,317	1,019,674	1,046,301	35,790
		665,422	20,725,917	33,185,637	12,970,657
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	490	248,385	282,167	33,852
Kroger Co. (The)	Morgan Stanley	274	11,984	15,719	4,149
Walgreens Boots Alliance, Inc.	Morgan Stanley	9,440	439,055	422,629	(3,581)
Walmart, Inc.	Morgan Stanley	15,045	1,678,305	2,240,501	649,532
		25,249	2,377,729	2,961,016	683,952
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	13,818	547,428	721,991	273,782
Archer-Daniels-Midland Co.	Morgan Stanley	11,966	758,039	1,080,051	342,889
Campbell Soup Co.	Morgan Stanley	31,003	1,335,560	1,381,804	55,517
Coca-Cola Co. (The)	Morgan Stanley	36,686	2,027,162	2,274,532	339,760
Constellation Brands, Inc., Class A	Morgan Stanley	5,854	1,185,121	1,348,293	195,634
General Mills, Inc.	Morgan Stanley	24,551	1,465,091	1,662,594	253,270
Hershey Co. (The)	Morgan Stanley	4,596	741,945	995,631	271,256
J M Smucker Co. (The)	Morgan Stanley	402	51,921	54,435	10,772
Kraft Heinz Co. (The)	Morgan Stanley	40,859	1,389,715	1,609,436	281,833
Molson Coors Beverage Co., Class B	Morgan Stanley	6,026	265,962	321,668	61,706
Mondelez International, Inc., Class A	Morgan Stanley	24,973	1,434,012	1,567,805	168,961
PepsiCo, Inc.	Morgan Stanley	8,040	1,210,455	1,345,735	166,401
Philip Morris International, Inc.	Morgan Stanley	10,715	885,474	1,006,567	195,204
Tyson Foods, Inc., Class A	Morgan Stanley	27,310	2,123,650	2,447,795	381,136
		246,799	15,421,535	17,818,337	2,998,121
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	38,399	4,577,663	4,544,906	19,262
AmerisourceBergen Corp.	Morgan Stanley	14,522	2,022,556	2,246,699	232,057
Anthem, Inc.	Morgan Stanley	5,000	1,945,705	2,456,100	543,704
Cerner Corp.	Morgan Stanley	4,564	372,588	427,008	58,392
Cigna Corp.	Morgan Stanley	5,317	1,187,417	1,274,006	95,120
CVS Health Corp.	Morgan Stanley	22,532	1,700,098	2,280,464	646,746
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Danaher Corp.	Morgan Stanley	9,056	$ 2,325,210	$ 2,656,396	$ 341,079
DENTSPLY SIRONA, Inc.	Morgan Stanley	21,915	1,116,510	1,078,656	(35,380)
HCA Healthcare, Inc.	Morgan Stanley	4,802	961,604	1,203,477	280,095
Hologic, Inc.	Morgan Stanley	57,473	3,808,287	4,415,076	607,827
Laboratory Corp. of America Holdings	Morgan Stanley	2,114	512,646	557,377	48,467
McKesson Corp.	Morgan Stanley	9,357	1,887,713	2,864,458	998,386
Medtronic PLC (Ireland)	Morgan Stanley	33,072	3,338,009	3,669,338	421,065
Molina Healthcare, Inc.	Morgan Stanley	1,862	602,474	621,145	18,832
Quest Diagnostics, Inc.	Morgan Stanley	3,899	539,468	533,617	(3,188)
Stryker Corp.	Morgan Stanley	1,770	450,396	473,210	26,910
UnitedHealth Group, Inc.	Morgan Stanley	8,140	3,215,966	4,151,156	1,023,768
		243,794	30,564,310	35,453,089	5,323,142
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	22,851	1,748,474	1,732,791	34,716
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,795	502,281	488,814	(10,818)
Kimberly-Clark Corp.	Morgan Stanley	9,366	1,198,435	1,153,517	(16,912)
Procter & Gamble Co. (The)	Morgan Stanley	18,456	2,615,393	2,820,077	255,403
		52,468	6,064,583	6,195,199	262,389
Insurance
Aflac, Inc.	Morgan Stanley	23,827	1,299,023	1,534,221	263,217
Allstate Corp. (The)	Morgan Stanley	3,299	433,762	456,944	25,008
Aon PLC, Class A (Ireland)	Morgan Stanley	3,117	755,190	1,014,989	268,991
Arthur J Gallagher & Co.	Morgan Stanley	329	41,299	57,443	34,232
Assurant, Inc.	Morgan Stanley	11,243	1,839,342	2,044,315	217,013
Brown & Brown, Inc.	Morgan Stanley	11,611	659,868	839,127	181,814
Chubb Ltd. (Switzerland)	Morgan Stanley	4,353	825,373	931,107	111,388
Loews Corp.	Morgan Stanley	6,212	340,087	402,662	63,746
Marsh & McLennan Cos., Inc.	Morgan Stanley	17,537	2,324,483	2,988,656	730,910
Principal Financial Group, Inc.	Morgan Stanley	9,696	688,093	711,783	31,240
Prudential Financial, Inc.	Morgan Stanley	7,090	777,049	837,825	72,939
W R Berkley Corp.	Morgan Stanley	18,551	988,857	1,235,311	256,154
		116,865	10,972,426	13,054,383	2,256,652
Materials
Celanese Corp.	Morgan Stanley	5,421	847,518	774,498	(69,743)
CF Industries Holdings, Inc.	Morgan Stanley	21,416	1,062,215	2,207,133	1,179,382
Dow, Inc.	Morgan Stanley	8,922	496,479	568,510	124,476
DuPont de Nemours, Inc.	Morgan Stanley	34,589	2,619,216	2,545,059	(52,720)
Eastman Chemical Co.	Morgan Stanley	19,113	2,082,767	2,141,803	85,076
FMC Corp.	Morgan Stanley	9,034	1,007,009	1,188,603	186,712
Freeport-McMoRan, Inc.	Morgan Stanley	20,655	742,526	1,027,380	292,908
International Paper Co.	Morgan Stanley	45,126	1,786,507	2,082,565	331,981
Linde PLC (Ireland)	Morgan Stanley	10,283	2,523,265	3,284,699	819,974
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	8,482	808,015	872,119	77,225
Martin Marietta Materials, Inc.	Morgan Stanley	152	57,181	58,503	1,436
Mosaic Co. (The)	Morgan Stanley	25,446	837,699	1,692,159	866,831
Newmont Corp.	Morgan Stanley	3,387	185,085	269,097	88,121
Nucor Corp.	Morgan Stanley	11,647	1,072,536	1,731,327	675,959
Sealed Air Corp.	Morgan Stanley	35,003	2,282,590	2,343,801	68,688
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Sherwin-Williams Co. (The)	Morgan Stanley	614	$ 151,634	$ 153,267	$ 3,747
Westrock Co.	Morgan Stanley	24,093	1,112,324	1,133,094	28,496
		283,383	19,674,566	24,073,617	4,708,549
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	17,431	1,099,319	1,396,397	297,367
Alphabet, Inc., Class A	Morgan Stanley	4,870	6,533,498	13,545,175	7,219,399
Charter Communications, Inc., Class A	Morgan Stanley	4,331	2,382,260	2,362,647	(18,995)
Comcast Corp., Class A	Morgan Stanley	59,173	2,810,195	2,770,480	(21,866)
Electronic Arts, Inc.	Morgan Stanley	828	99,432	104,750	6,049
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	41,020	1,268,969	1,454,159	238,431
Meta Platforms, Inc., Class A	Morgan Stanley	29,495	6,647,270	6,558,508	(87,048)
Netflix, Inc.	Morgan Stanley	4,949	1,983,301	1,853,846	(128,939)
News Corp., Class A	Morgan Stanley	29,637	644,534	656,460	15,055
Omnicom Group, Inc.	Morgan Stanley	710	52,996	60,265	10,553
Take-Two Interactive Software, Inc.	Morgan Stanley	649	88,974	99,777	10,832
Twitter, Inc.	Morgan Stanley	4,840	156,408	187,260	30,869
Walt Disney Co. (The)	Morgan Stanley	582	78,072	79,827	2,190
		198,515	23,845,228	31,129,551	7,573,897
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	11,478	1,262,889	1,860,699	669,648
Agilent Technologies, Inc.	Morgan Stanley	10,793	1,465,637	1,428,238	(40,698)
Biogen, Inc.	Morgan Stanley	6,755	1,453,697	1,422,603	(30,714)
Bristol-Myers Squibb Co.	Morgan Stanley	22,797	1,382,430	1,664,865	303,864
Eli Lilly & Co.	Morgan Stanley	625	112,316	178,981	68,956
Gilead Sciences, Inc.	Morgan Stanley	16,689	1,013,483	992,161	17,490
ILLUMINA INC	Morgan Stanley	491	172,002	171,555	(396)
Incyte Corp.	Morgan Stanley	821	75,911	65,204	(10,681)
Johnson & Johnson	Morgan Stanley	20,018	2,760,293	3,547,790	998,464
Merck & Co., Inc.	Morgan Stanley	31,690	2,312,602	2,600,165	396,784
Organon & Co.	Morgan Stanley	49,973	1,534,065	1,745,557	244,678
PerkinElmer, Inc.	Morgan Stanley	4,546	607,588	793,095	188,218
Pfizer, Inc.	Morgan Stanley	92,645	3,815,883	4,796,232	1,138,760
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	2,851	1,735,335	1,991,195	256,541
Thermo Fisher Scientific, Inc.	Morgan Stanley	1,611	915,652	951,537	36,347
Vertex Pharmaceuticals, Inc.	Morgan Stanley	5,290	973,923	1,380,531	406,865
Waters Corp.	Morgan Stanley	3,428	970,812	1,064,017	91,903
		282,501	22,564,518	26,654,425	4,736,029
Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	13,870	2,536,492	2,791,338	322,503
American Tower Corp., REIT	Morgan Stanley	1,897	456,972	476,564	28,926
AvalonBay Communities, Inc., REIT	Morgan Stanley	4,438	971,300	1,102,266	157,236
CBRE Group, Inc., Class A	Morgan Stanley	10,354	957,440	947,598	(9,590)
Crown Castle International Corp., REIT	Morgan Stanley	1,428	237,835	263,609	33,851
Duke Realty Corp., REIT	Morgan Stanley	9,346	396,951	542,629	157,099
Extra Space Storage, Inc., REIT	Morgan Stanley	14,751	2,617,388	3,032,806	458,219
Healthpeak Properties, Inc., REIT	Morgan Stanley	3,151	99,497	108,174	14,912
IRON MOUNTAIN INC, REIT	Morgan Stanley	10,602	403,816	587,457	209,980
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	7,207	1,270,344	1,509,506	276,091
Prologis, Inc., REIT	Morgan Stanley	6,143	910,868	991,972	87,748
Public Storage, REIT	Morgan Stanley	5,960	1,760,695	2,326,069	626,886
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate — (continued)
Realty Income Corp., REIT	Morgan Stanley	12,635	$ 836,787	$ 875,606	$ 49,760
Regency Centers Corp., REIT	Morgan Stanley	8,667	609,316	618,304	14,983
SBA Communications Corp., REIT	Morgan Stanley	307	90,947	105,639	15,591
Simon Property Group, Inc., REIT	Morgan Stanley	6,231	793,126	819,750	62,341
UDR, Inc., REIT	Morgan Stanley	12,844	698,517	736,860	43,749
Welltower, Inc., REIT	Morgan Stanley	7,138	621,389	686,247	75,240
Weyerhaeuser Co., REIT	Morgan Stanley	69,619	2,561,393	2,638,560	264,688
		206,588	18,831,073	21,160,954	2,890,213
Retailing
Advance Auto Parts, Inc.	Morgan Stanley	3,215	548,206	665,376	129,684
Amazon.com, Inc.	Morgan Stanley	3,120	8,086,547	10,171,044	2,086,581
AutoZone, Inc.	Morgan Stanley	1,433	2,409,042	2,929,883	521,466
Bath & Body Works, Inc.	Morgan Stanley	93,398	4,537,346	4,464,424	(47,405)
Best Buy Co., Inc.	Morgan Stanley	8,939	793,543	812,555	47,803
Dollar General Corp.	Morgan Stanley	1,782	357,550	396,727	44,971
eBay, Inc.	Morgan Stanley	35,872	2,097,841	2,054,031	(47,047)
Genuine Parts Co.	Morgan Stanley	13,606	1,363,264	1,714,628	421,260
Home Depot, Inc. (The)	Morgan Stanley	8,170	2,354,307	2,445,526	140,651
LKQ Corp.	Morgan Stanley	53,044	2,000,862	2,408,728	428,831
Lowe's Cos., Inc.	Morgan Stanley	4,601	746,101	930,276	189,807
O'Reilly Automotive, Inc.	Morgan Stanley	3,091	1,766,414	2,117,211	352,757
Ross Stores, Inc.	Morgan Stanley	18,866	1,795,631	1,706,618	(88,546)
Target Corp.	Morgan Stanley	13,572	2,530,425	2,880,250	409,660
Ulta Beauty, Inc.	Morgan Stanley	2,130	824,486	848,209	23,941
		264,839	32,211,565	36,545,486	4,614,414
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	16,300	2,077,321	2,148,340	87,497
Broadcom, Inc.	Morgan Stanley	4,674	2,661,639	2,943,124	305,512
Intel Corp.	Morgan Stanley	66,727	3,185,427	3,306,990	270,747
KLA Corp.	Morgan Stanley	3,972	1,369,225	1,453,990	101,731
Lam Research Corp.	Morgan Stanley	2,196	1,140,946	1,180,592	51,313
Micron Technology, Inc.	Morgan Stanley	30,597	2,265,416	2,383,200	125,185
NVIDIA Corp.	Morgan Stanley	7,641	1,655,622	2,084,923	430,832
NXP Semiconductors NV (Netherlands)	Morgan Stanley	4,370	804,112	808,800	10,612
Qorvo, Inc.	Morgan Stanley	11,204	1,462,679	1,390,416	(71,880)
QUALCOMM, Inc.	Morgan Stanley	25,974	3,917,084	3,969,347	93,297
SolarEdge Technologies, Inc.	Morgan Stanley	345	90,459	111,218	20,788
Teradyne, Inc.	Morgan Stanley	11,739	1,305,074	1,387,902	84,490
		185,739	21,935,004	23,168,842	1,510,124
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	8,101	2,599,872	2,731,900	141,240
Adobe, Inc.	Morgan Stanley	5,853	2,394,204	2,666,744	273,161
ANSYS, Inc.	Morgan Stanley	415	133,743	131,825	(1,877)
Autodesk, Inc.	Morgan Stanley	4,866	1,008,156	1,043,027	35,136
Automatic Data Processing, Inc.	Morgan Stanley	11,988	2,266,938	2,727,750	552,959
Cadence Design Systems, Inc.	Morgan Stanley	1,809	205,383	297,508	92,304
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	3,561	231,160	319,315	96,283
DXC Technology Co.	Morgan Stanley	3,056	91,266	99,717	10,550
EPAM Systems, Inc.	Morgan Stanley	375	232,213	111,229	(120,918)
Fiserv, Inc.	Morgan Stanley	18,287	1,757,319	1,854,302	97,441
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
FleetCor Technologies, Inc.	Morgan Stanley	7,673	$ 1,616,694	$ 1,911,037	$ 300,272
Gartner, Inc.	Morgan Stanley	4,136	1,092,290	1,230,295	139,207
International Business Machines Corp.	Morgan Stanley	7,249	866,932	942,515	100,458
Intuit, Inc.	Morgan Stanley	3,529	1,661,143	1,696,884	(3,576)
Mastercard, Inc., Class A	Morgan Stanley	3,924	1,151,366	1,402,359	261,884
Microsoft Corp.	Morgan Stanley	32,798	7,923,235	10,111,951	2,316,683
NortonLifeLock, Inc.	Morgan Stanley	32,578	884,042	863,969	(19,222)
Oracle Corp.	Morgan Stanley	10,749	737,636	889,265	497,290
Paychex, Inc.	Morgan Stanley	18,806	2,002,339	2,566,455	628,066
PayPal Holdings, Inc.	Morgan Stanley	15,454	1,770,579	1,787,255	(43,522)
salesforce.com, Inc.	Morgan Stanley	7,393	1,517,492	1,569,682	52,586
ServiceNow, Inc.	Morgan Stanley	824	472,562	458,877	(13,557)
Synopsys, Inc.	Morgan Stanley	2,167	636,172	722,196	86,194
VeriSign, Inc.	Morgan Stanley	1,143	229,797	254,272	48,435
Visa, Inc., Class A	Morgan Stanley	7,746	1,532,605	1,717,830	207,903
		214,480	35,015,138	40,108,159	5,735,380
Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	117,172	9,542,501	20,459,403	11,203,139
Cisco Systems, Inc.	Morgan Stanley	77,642	3,530,475	4,329,318	954,517
Corning, Inc.	Morgan Stanley	37,675	1,448,869	1,390,584	(43,285)
HP, Inc.	Morgan Stanley	89,207	2,101,664	3,238,214	1,254,699
Juniper Networks, Inc.	Morgan Stanley	31,397	897,920	1,166,713	299,419
Keysight Technologies, Inc.	Morgan Stanley	9,558	1,590,053	1,509,877	(80,597)
Motorola Solutions, Inc.	Morgan Stanley	5,094	1,208,420	1,233,767	29,877
NetApp, Inc.	Morgan Stanley	2,649	202,477	219,867	27,706
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	15,489	1,305,605	1,392,461	114,127
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	8,801	918,942	1,152,755	267,060
Zebra Technologies Corp., Class A	Morgan Stanley	2,428	1,005,697	1,004,464	(2,326)
		397,112	23,752,623	37,097,423	14,024,336
Telecommunication Services
AT&T, Inc.	Morgan Stanley	12,109	295,187	286,136	(7,646)
Lumen Technologies, Inc.	Morgan Stanley	48,397	527,446	545,434	46,394
T-Mobile US, Inc.	Morgan Stanley	7,441	873,446	955,052	81,836
Verizon Communications, Inc.	Morgan Stanley	18,529	955,073	943,867	81,393
		86,476	2,651,152	2,730,489	201,977
Transportation
Alaska Air Group, Inc.	Morgan Stanley	18,772	975,522	1,088,964	113,699
CSX Corp.	Morgan Stanley	21,921	705,217	820,941	136,494
Expeditors International of Washington, Inc.	Morgan Stanley	25,090	2,765,452	2,588,284	(158,173)
FedEx Corp.	Morgan Stanley	9,381	2,062,883	2,170,670	113,655
Old Dominion Freight Line, Inc.	Morgan Stanley	3,294	1,023,784	983,852	(38,829)
Union Pacific Corp.	Morgan Stanley	5,170	1,094,375	1,412,496	333,572
United Parcel Service, Inc., Class B	Morgan Stanley	8,809	1,591,920	1,889,178	343,116
		92,437	10,219,153	10,954,385	843,534
Utilities
AES Corp. (The)	Morgan Stanley	54,247	1,180,717	1,395,775	217,710
American Electric Power Co., Inc.	Morgan Stanley	12,393	1,185,053	1,236,450	51,707
Constellation Energy Corp.	Morgan Stanley	49,324	2,195,988	2,774,475	589,764
DTE Energy Co.	Morgan Stanley	35,353	3,964,405	4,674,020	771,310
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Exelon Corp.	Morgan Stanley	10,470	$ 335,351	$ 498,686	$ 236,289
NRG Energy, Inc.	Morgan Stanley	117,889	3,822,683	4,522,222	868,734
PPL Corp.	Morgan Stanley	112,890	3,269,226	3,224,138	60,458
		392,566	15,953,423	18,325,766	2,795,972

Total Reference Entity — Long			418,800,550	494,333,051	83,459,922
Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(26,097)	(3,564,717)	(3,124,072)	428,782
Banks
Citigroup, Inc.	Morgan Stanley	(14,995)	(951,263)	(800,733)	142,797
Citizens Financial Group, Inc.	Morgan Stanley	(45,838)	(2,342,256)	(2,077,837)	250,897
Comerica, Inc.	Morgan Stanley	(15,222)	(1,438,967)	(1,376,525)	48,669
Huntington Bancshares, Inc./OH	Morgan Stanley	(44,864)	(708,340)	(655,912)	34,213
KeyCorp.	Morgan Stanley	(46,586)	(1,135,375)	(1,042,595)	76,805
M&T Bank Corp.	Morgan Stanley	(12,417)	(2,166,341)	(2,104,681)	(18,946)
Regions Financial Corp.	Morgan Stanley	(89,358)	(2,149,480)	(1,989,109)	133,059
Truist Financial Corp.	Morgan Stanley	(39,329)	(2,435,230)	(2,229,954)	187,356
US Bancorp	Morgan Stanley	(45,781)	(2,549,668)	(2,433,260)	86,053
Zions Bancorp NA	Morgan Stanley	(20,534)	(1,376,072)	(1,346,209)	16,652
		(374,924)	(17,252,992)	(16,056,815)	957,555
Capital Goods
Allegion PLC (Ireland)	Morgan Stanley	(23,240)	(2,642,680)	(2,551,287)	73,189
Boeing Co. (The)	Morgan Stanley	(22,778)	(6,165,293)	(4,361,987)	1,738,920
Carrier Global Corp.	Morgan Stanley	(63,426)	(3,127,953)	(2,909,351)	204,678
Deere & Co.	Morgan Stanley	(264)	(103,331)	(109,681)	(7,720)
Fortune Brands Home & Security, Inc.	Morgan Stanley	(6,126)	(649,982)	(455,039)	190,328
Generac Holdings, Inc.	Morgan Stanley	(12,352)	(4,979,149)	(3,671,756)	1,290,821
Honeywell International, Inc.	Morgan Stanley	(1,358)	(263,076)	(264,240)	(4,442)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(29,636)	(5,591,307)	(5,910,604)	(376,038)
IDEX Corp.	Morgan Stanley	(10,485)	(2,370,938)	(2,010,289)	337,036
Illinois Tool Works, Inc.	Morgan Stanley	(4,880)	(1,090,554)	(1,021,872)	59,350
PACCAR, Inc.	Morgan Stanley	(24,641)	(2,264,332)	(2,170,133)	25,426
Parker-Hannifin Corp.	Morgan Stanley	(1,416)	(445,758)	(401,804)	42,710
Quanta Services, Inc.	Morgan Stanley	(6,947)	(772,504)	(914,295)	(144,692)
Raytheon Technologies Corp.	Morgan Stanley	(20,807)	(1,949,197)	(2,061,349)	(143,533)
Rockwell Automation, Inc.	Morgan Stanley	(8,559)	(2,635,377)	(2,396,777)	217,981
Stanley Black & Decker, Inc.	Morgan Stanley	(36,326)	(6,385,968)	(5,078,012)	1,259,240
TransDigm Group, Inc.	Morgan Stanley	(5,443)	(3,416,859)	(3,546,332)	(140,844)
United Rentals, Inc.	Morgan Stanley	(8,601)	(2,784,725)	(3,055,161)	(279,702)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	(16,945)	(1,602,446)	(1,629,601)	(32,764)
Xylem, Inc./NY	Morgan Stanley	(29,376)	(3,608,547)	(2,504,598)	1,070,433
		(333,606)	(52,849,976)	(47,024,168)	5,380,377
Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(4,759)	(596,698)	(597,112)	(2,394)
Equifax, Inc.	Morgan Stanley	(9,180)	(2,302,969)	(2,176,578)	115,298
Leidos Holdings, Inc.	Morgan Stanley	(15,510)	(1,551,401)	(1,675,390)	(135,130)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
Rollins, Inc.	Morgan Stanley	(97,250)	$ (3,568,829)	$ (3,408,612)	$ 103,744
Verisk Analytics, Inc.	Morgan Stanley	(10,590)	(2,151,329)	(2,272,932)	(136,565)
		(137,289)	(10,171,226)	(10,130,624)	(55,047)
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	(3,579)	(397,238)	(424,505)	(30,919)
NVR, Inc.	Morgan Stanley	(455)	(2,398,735)	(2,032,608)	358,147
PulteGroup, Inc.	Morgan Stanley	(18,397)	(981,893)	(770,834)	201,871
VF Corp.	Morgan Stanley	(11,509)	(985,258)	(654,402)	307,851
		(33,940)	(4,763,124)	(3,882,349)	836,950
Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(48,169)	(1,369,719)	(973,977)	391,187
Chipotle Mexican Grill, Inc.	Morgan Stanley	(2,355)	(3,807,410)	(3,725,681)	54,087
Darden Restaurants, Inc.	Morgan Stanley	(26,757)	(3,882,949)	(3,557,343)	270,881
Domino's Pizza, Inc.	Morgan Stanley	(5,857)	(2,759,323)	(2,383,858)	352,036
Expedia Group, Inc.	Morgan Stanley	(6,766)	(1,217,042)	(1,323,903)	(110,922)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(11,693)	(1,722,575)	(1,774,296)	(57,450)
Las Vegas Sands Corp.	Morgan Stanley	(42,367)	(1,808,302)	(1,646,805)	155,482
MGM Resorts International	Morgan Stanley	(54,647)	(2,380,317)	(2,291,895)	80,196
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(24,655)	(802,064)	(539,451)	259,948
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(21,428)	(2,029,582)	(1,795,238)	222,763
Wynn Resorts Ltd.	Morgan Stanley	(22,288)	(2,390,372)	(1,777,245)	572,840
		(266,982)	(24,169,655)	(21,789,692)	2,191,048
Diversified Financials
Bank of New York Mellon Corp. (The)	Morgan Stanley	(63,167)	(3,560,552)	(3,134,978)	400,286
Cboe Global Markets, Inc.	Morgan Stanley	(4,593)	(570,296)	(525,531)	31,656
Discover Financial Services	Morgan Stanley	(17,368)	(2,020,919)	(1,913,780)	93,068
FactSet Research Systems, Inc.	Morgan Stanley	(4,847)	(2,186,213)	(2,104,325)	72,060
Goldman Sachs Group, Inc. (The)	Morgan Stanley	(4,655)	(1,652,810)	(1,536,615)	102,921
MarketAxess Holdings, Inc.	Morgan Stanley	(10,906)	(5,117,261)	(3,710,221)	1,366,101
MSCI, Inc.	Morgan Stanley	(4,818)	(2,841,045)	(2,422,876)	403,559
Northern Trust Corp.	Morgan Stanley	(40,457)	(4,669,553)	(4,711,218)	(147,216)
State Street Corp.	Morgan Stanley	(48,950)	(4,447,770)	(4,264,524)	44,685
Synchrony Financial	Morgan Stanley	(56,058)	(2,682,453)	(1,951,379)	713,559
		(255,819)	(29,748,872)	(26,275,447)	3,080,679
Energy
Baker Hughes Co.	Morgan Stanley	(32,418)	(967,198)	(1,180,339)	(222,459)
ConocoPhillips	Morgan Stanley	(37,995)	(3,565,918)	(3,799,500)	(272,316)
Coterra Energy, Inc.	Morgan Stanley	(228,271)	(5,365,114)	(6,156,469)	(929,910)
Devon Energy Corp.	Morgan Stanley	(39,851)	(1,873,093)	(2,356,390)	(502,753)
Diamondback Energy, Inc.	Morgan Stanley	(15,610)	(1,720,765)	(2,139,819)	(455,394)
Hess Corp.	Morgan Stanley	(41,167)	(3,586,935)	(4,406,516)	(853,112)
Kinder Morgan, Inc.	Morgan Stanley	(237,527)	(4,051,135)	(4,491,636)	(480,523)
Phillips 66	Morgan Stanley	(30,258)	(2,484,204)	(2,613,989)	(168,314)
Pioneer Natural Resources Co.	Morgan Stanley	(183)	(42,902)	(45,755)	(4,835)
		(663,280)	(23,657,264)	(27,190,413)	(3,889,616)
Food & Staples Retailing
Sysco Corp.	Morgan Stanley	(10,503)	(841,683)	(857,570)	(27,665)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(27,881)	(2,129,583)	(1,868,585)	206,039
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco — (continued)
Conagra Brands, Inc.	Morgan Stanley	(109,816)	$ (3,749,582)	$ (3,686,523)	$ 10,313
Hormel Foods Corp.	Morgan Stanley	(20,070)	(1,003,760)	(1,034,408)	(82,262)
Kellogg Co.	Morgan Stanley	(34,883)	(2,139,764)	(2,249,605)	(115,598)
Lamb Weston Holdings, Inc.	Morgan Stanley	(59,360)	(4,826,456)	(3,556,258)	1,222,157
McCormick & Co., Inc./MD, non-voting shares	Morgan Stanley	(30,694)	(2,944,956)	(3,063,261)	(154,088)
Monster Beverage Corp.	Morgan Stanley	(28,345)	(2,659,219)	(2,264,765)	385,605
		(311,049)	(19,453,320)	(17,723,405)	1,472,166
Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(7,765)	(2,433,709)	(2,572,079)	(150,805)
Align Technology, Inc.	Morgan Stanley	(2,111)	(1,372,352)	(920,396)	447,393
Baxter International, Inc.	Morgan Stanley	(44,713)	(3,743,887)	(3,467,046)	264,529
Becton Dickinson and Co.	Morgan Stanley	(11,357)	(2,951,915)	(3,020,962)	(74,368)
Boston Scientific Corp.	Morgan Stanley	(57,494)	(2,491,753)	(2,546,409)	(62,947)
Cardinal Health, Inc.	Morgan Stanley	(92,615)	(4,845,570)	(5,251,270)	(502,441)
Centene Corp.	Morgan Stanley	(17,085)	(1,425,802)	(1,438,386)	(19,015)
Cooper Cos., Inc. (The)	Morgan Stanley	(6,961)	(2,787,454)	(2,906,844)	(128,831)
DaVita, Inc.	Morgan Stanley	(7,311)	(789,832)	(826,947)	(43,449)
Dexcom, Inc.	Morgan Stanley	(1,920)	(1,038,488)	(982,272)	52,401
Edwards Lifesciences Corp.	Morgan Stanley	(4,129)	(492,745)	(486,066)	5,045
Henry Schein, Inc.	Morgan Stanley	(11,595)	(987,774)	(1,010,968)	(26,477)
Humana, Inc.	Morgan Stanley	(12,610)	(5,537,138)	(5,487,494)	10,290
IDEXX Laboratories, Inc.	Morgan Stanley	(3,879)	(2,448,637)	(2,122,046)	318,178
Intuitive Surgical, Inc.	Morgan Stanley	(4,194)	(1,455,832)	(1,265,246)	185,745
ResMed, Inc.	Morgan Stanley	(4,876)	(1,275,267)	(1,182,479)	85,257
STERIS PLC (Ireland)	Morgan Stanley	(8,474)	(1,893,593)	(2,048,759)	(167,957)
Teleflex, Inc.	Morgan Stanley	(766)	(318,827)	(271,800)	45,122
Universal Health Services, Inc., Class B	Morgan Stanley	(4,427)	(686,586)	(641,694)	51,068
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(20,561)	(3,022,799)	(2,629,752)	369,242
		(324,843)	(41,999,960)	(41,078,915)	657,980
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(22,879)	(2,235,164)	(2,273,715)	(55,749)
Clorox Co. (The)	Morgan Stanley	(38,455)	(6,612,491)	(5,346,399)	1,174,472
		(61,334)	(8,847,655)	(7,620,114)	1,118,723
Insurance
American International Group, Inc.	Morgan Stanley	(10,860)	(676,469)	(681,682)	(7,459)
Cincinnati Financial Corp.	Morgan Stanley	(12,410)	(1,531,083)	(1,687,264)	(172,842)
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	(1,299)	(374,516)	(391,493)	(19,859)
Globe Life, Inc.	Morgan Stanley	(15,465)	(1,500,280)	(1,555,779)	(68,246)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	(34,077)	(2,367,818)	(2,447,069)	(93,203)
Lincoln National Corp.	Morgan Stanley	(38,327)	(2,691,508)	(2,505,053)	149,222
MetLife, Inc.	Morgan Stanley	(27,654)	(1,906,041)	(1,943,523)	(47,671)
Progressive Corp. (The)	Morgan Stanley	(5,066)	(554,771)	(577,473)	(58,688)
Travelers Cos., Inc. (The)	Morgan Stanley	(5,087)	(875,179)	(929,548)	(61,220)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(8,663)	(2,104,930)	(2,046,374)	35,551
		(158,908)	(14,582,595)	(14,765,258)	(344,415)
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	(8,698)	(2,559,426)	(2,173,717)	332,612
Albemarle Corp.	Morgan Stanley	(17,982)	(4,048,144)	(3,976,719)	18,135
Amcor PLC (Jersey)	Morgan Stanley	(354,884)	(4,236,389)	(4,020,836)	104,819
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Avery Dennison Corp.	Morgan Stanley	(5,019)	$ (886,597)	$ (873,155)	$ 7,990
Ball Corp.	Morgan Stanley	(15,507)	(1,421,620)	(1,395,630)	12,349
Corteva, Inc.	Morgan Stanley	(28,596)	(1,359,343)	(1,643,698)	(294,483)
Ecolab, Inc.	Morgan Stanley	(12,171)	(2,757,204)	(2,148,912)	580,429
International Flavors & Fragrances, Inc.	Morgan Stanley	(23,440)	(3,341,634)	(3,078,375)	204,450
Packaging Corp. of America	Morgan Stanley	(20,453)	(2,958,990)	(3,192,918)	(266,853)
PPG Industries, Inc.	Morgan Stanley	(432)	(75,372)	(56,622)	18,250
Vulcan Materials Co.	Morgan Stanley	(10,572)	(1,968,827)	(1,942,076)	11,378
		(497,754)	(25,613,546)	(24,502,658)	729,076
Media & Entertainment
Discovery, Inc., Class A	Morgan Stanley	(26,746)	(1,167,565)	(666,510)	497,183
DISH Network Corp., Class A	Morgan Stanley	(108,992)	(3,398,126)	(3,449,597)	(62,779)
Fox Corp., Class A	Morgan Stanley	(39,928)	(1,594,458)	(1,575,160)	13,996
Live Nation Entertainment, Inc.	Morgan Stanley	(13,721)	(1,346,021)	(1,614,138)	(272,593)
Match Group, Inc.	Morgan Stanley	(43,245)	(6,143,239)	(4,702,461)	1,417,990
Paramount Global, Class B	Morgan Stanley	(18,204)	(688,519)	(688,293)	(2,142)
		(250,836)	(14,337,928)	(12,696,159)	1,591,655
Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	Morgan Stanley	(3,334)	(772,736)	(806,228)	(39,019)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(2,498)	(1,679,899)	(1,406,949)	267,363
Bio-Techne Corp.	Morgan Stanley	(6,847)	(3,310,600)	(2,965,025)	330,991
Catalent, Inc.	Morgan Stanley	(53,169)	(6,012,037)	(5,896,442)	93,836
Charles River Laboratories International, Inc.	Morgan Stanley	(6,425)	(2,327,262)	(1,824,507)	495,012
IQVIA Holdings, Inc.	Morgan Stanley	(8,437)	(2,082,375)	(1,950,719)	124,729
Mettler-Toledo International, Inc.	Morgan Stanley	(736)	(1,042,535)	(1,010,668)	28,402
Moderna, Inc.	Morgan Stanley	(5,844)	(2,441,799)	(1,006,687)	1,426,987
Viatris, Inc.	Morgan Stanley	(132,319)	(1,951,077)	(1,439,631)	473,365
West Pharmaceutical Services, Inc.	Morgan Stanley	(3,723)	(1,610,687)	(1,529,073)	75,609
Zoetis, Inc.	Morgan Stanley	(12,269)	(2,516,013)	(2,313,811)	189,657
		(235,601)	(25,747,020)	(22,149,740)	3,466,932
Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(14,477)	(1,741,072)	(1,864,638)	(172,546)
Digital Realty Trust, Inc., REIT	Morgan Stanley	(15,072)	(2,256,659)	(2,137,210)	82,719
Equinix, Inc., REIT	Morgan Stanley	(9,262)	(7,143,264)	(6,868,884)	157,467
Equity Residential, REIT	Morgan Stanley	(13,201)	(1,157,150)	(1,187,034)	(48,990)
Essex Property Trust, Inc., REIT	Morgan Stanley	(3,781)	(1,295,868)	(1,306,260)	(27,525)
Federal Realty Investment Trust, REIT	Morgan Stanley	(8,661)	(1,071,939)	(1,057,248)	3,039
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(25,834)	(464,241)	(501,955)	(61,072)
Kimco Realty Corp., REIT	Morgan Stanley	(86,680)	(2,110,452)	(2,140,996)	(67,897)
Ventas, Inc., REIT	Morgan Stanley	(29,407)	(1,669,243)	(1,816,176)	(244,918)
Vornado Realty Trust, REIT	Morgan Stanley	(65,433)	(3,482,877)	(2,965,424)	325,652
		(271,808)	(22,392,765)	(21,845,825)	(54,071)
Retailing
CarMax, Inc.	Morgan Stanley	(60,300)	(7,428,456)	(5,817,744)	1,585,984
Dollar Tree, Inc.	Morgan Stanley	(21,916)	(2,929,887)	(3,509,847)	(634,459)
Etsy, Inc.	Morgan Stanley	(31,189)	(6,226,799)	(3,876,169)	2,329,903
Pool Corp.	Morgan Stanley	(9,656)	(4,279,747)	(4,083,040)	161,043
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Retailing — (continued)
TJX Cos., Inc. (The)	Morgan Stanley	(11,096)	$ (732,899)	$ (672,196)	$ 57,356
Tractor Supply Co.	Morgan Stanley	(25,828)	(5,671,510)	(6,027,480)	(393,818)
		(159,985)	(27,269,298)	(23,986,476)	3,106,009
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(6,575)	(807,182)	(718,911)	85,094
Analog Devices, Inc.	Morgan Stanley	(24,543)	(4,318,895)	(4,054,013)	224,458
Enphase Energy, Inc.	Morgan Stanley	(24,839)	(4,854,520)	(5,012,013)	(192,961)
Microchip Technology, Inc.	Morgan Stanley	(16,528)	(1,371,899)	(1,241,914)	117,158
Monolithic Power Systems, Inc.	Morgan Stanley	(5,696)	(2,544,826)	(2,766,433)	(239,058)
Skyworks Solutions, Inc.	Morgan Stanley	(8,650)	(1,420,772)	(1,152,872)	253,601
Texas Instruments, Inc.	Morgan Stanley	(8,389)	(1,451,407)	(1,539,214)	(88,092)
		(95,220)	(16,769,501)	(16,485,370)	160,200
Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(6,174)	(702,090)	(737,114)	(54,650)
Broadridge Financial Solutions, Inc.	Morgan Stanley	(13,327)	(1,957,125)	(2,075,147)	(131,985)
Ceridian HCM Holding, Inc.	Morgan Stanley	(26,273)	(2,892,226)	(1,796,022)	1,086,580
Citrix Systems, Inc.	Morgan Stanley	(19,321)	(2,497,677)	(1,949,489)	517,504
Fidelity National Information Services, Inc.	Morgan Stanley	(14,771)	(2,190,210)	(1,483,304)	823,935
Fortinet, Inc.	Morgan Stanley	(8,590)	(2,708,631)	(2,935,547)	(235,928)
Global Payments, Inc.	Morgan Stanley	(9,203)	(1,874,942)	(1,259,339)	600,485
Jack Henry & Associates, Inc.	Morgan Stanley	(23,188)	(3,988,595)	(4,569,195)	(676,041)
Paycom Software, Inc.	Morgan Stanley	(3,006)	(1,195,010)	(1,041,218)	147,262
PTC, Inc.	Morgan Stanley	(28,108)	(3,156,268)	(3,027,794)	116,927
Tyler Technologies, Inc.	Morgan Stanley	(5,452)	(2,433,980)	(2,425,540)	342
		(157,413)	(25,596,754)	(23,299,709)	2,194,431
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	(13,537)	(1,034,705)	(1,020,013)	8,660
Arista Networks, Inc.	Morgan Stanley	(16,023)	(2,151,161)	(2,226,877)	(82,872)
CDW Corp.	Morgan Stanley	(2,425)	(436,263)	(433,808)	1,743
F5, Inc.	Morgan Stanley	(12,251)	(2,635,426)	(2,559,846)	66,810
Hewlett Packard Enterprise Co.	Morgan Stanley	(184,668)	(3,020,505)	(3,085,802)	(135,041)
IPG Photonics Corp.	Morgan Stanley	(6,993)	(1,551,855)	(767,552)	779,142
Teledyne Technologies, Inc.	Morgan Stanley	(7,234)	(3,279,150)	(3,419,005)	(150,768)
Trimble, Inc.	Morgan Stanley	(17,175)	(1,418,080)	(1,239,005)	157,190
Western Digital Corp.	Morgan Stanley	(5,034)	(369,540)	(249,938)	118,377
		(265,340)	(15,896,685)	(15,001,846)	763,241
Transportation
American Airlines Group, Inc.	Morgan Stanley	(38,326)	(823,440)	(699,450)	121,255
CH Robinson Worldwide, Inc.	Morgan Stanley	(72,732)	(7,032,896)	(7,833,964)	(941,600)
Delta Air Lines, Inc.	Morgan Stanley	(42,072)	(1,817,539)	(1,664,789)	146,704
JB Hunt Transport Services, Inc.	Morgan Stanley	(12,621)	(2,535,027)	(2,534,171)	(11,651)
Norfolk Southern Corp.	Morgan Stanley	(5,219)	(1,504,330)	(1,488,563)	7,871
Southwest Airlines Co.	Morgan Stanley	(18,172)	(1,061,144)	(832,278)	225,339
United Airlines Holdings, Inc.	Morgan Stanley	(24,828)	(1,544,372)	(1,151,026)	388,210
		(213,970)	(16,318,748)	(16,204,241)	(63,872)
Utilities
Alliant Energy Corp.	Morgan Stanley	(36,280)	(2,208,149)	(2,266,774)	(85,041)
Ameren Corp.	Morgan Stanley	(28,810)	(2,450,540)	(2,701,226)	(290,348)
American Water Works Co., Inc.	Morgan Stanley	(9,030)	(1,493,203)	(1,494,736)	(16,710)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Atmos Energy Corp.	Morgan Stanley	(12,138)	$ (1,300,598)	$ (1,450,370)	$ (214,199)
CenterPoint Energy, Inc.	Morgan Stanley	(67,017)	(1,719,113)	(2,053,401)	(366,219)
CMS Energy Corp.	Morgan Stanley	(37,419)	(2,403,195)	(2,617,085)	(271,046)
Consolidated Edison, Inc.	Morgan Stanley	(8,636)	(735,496)	(817,656)	(139,923)
Dominion Energy, Inc.	Morgan Stanley	(30,567)	(2,500,081)	(2,597,278)	(103,891)
Duke Energy Corp.	Morgan Stanley	(22,897)	(2,359,164)	(2,556,679)	(221,667)
Edison International	Morgan Stanley	(37,250)	(2,700,875)	(2,611,225)	(197,248)
Entergy Corp.	Morgan Stanley	(36,956)	(3,981,730)	(4,314,613)	(487,053)
Evergy, Inc.	Morgan Stanley	(47,565)	(3,086,369)	(3,250,592)	(212,569)
Eversource Energy	Morgan Stanley	(51,476)	(4,465,381)	(4,539,668)	(168,588)
FirstEnergy Corp.	Morgan Stanley	(42,977)	(1,759,658)	(1,970,925)	(243,935)
NextEra Energy, Inc.	Morgan Stanley	(22,337)	(1,911,693)	(1,892,167)	(2,607)
NiSource, Inc.	Morgan Stanley	(49,992)	(1,294,457)	(1,589,746)	(330,199)
Pinnacle West Capital Corp.	Morgan Stanley	(52,062)	(4,357,215)	(4,066,042)	81,292
Public Service Enterprise Group, Inc.	Morgan Stanley	(25,342)	(1,691,962)	(1,773,940)	(87,007)
Sempra Energy	Morgan Stanley	(6,977)	(943,375)	(1,172,973)	(292,555)
Southern Co. (The)	Morgan Stanley	(9,016)	(613,522)	(653,750)	(83,182)
WEC Energy Group, Inc.	Morgan Stanley	(33,924)	(3,219,789)	(3,385,954)	(243,481)
Xcel Energy, Inc.	Morgan Stanley	(59,460)	(4,096,180)	(4,291,228)	(288,587)
		(728,128)	(51,291,745)	(54,068,028)	(4,264,763)

Total Reference Entity — Short			(493,137,029)	(467,758,894)	19,436,355
Net Value of Reference Entity			$ (74,336,479)	$ 26,574,157	$102,896,277

*	Includes $1,985,641 related to open trades, dividends receivables/payables and swap receivables/payables activities.
The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 1.9%
Aptiv PLC (Jersey)*	241	$ 28,850
BorgWarner, Inc.	1,889	73,482
Ford Motor Co.	33,321	563,458
General Motors Co.*	11,232	491,288
		1,157,078
Banks — 4.0%
Citigroup, Inc.	9,615	513,441
Citizens Financial Group, Inc.	314	14,234
Comerica, Inc.	1,260	113,942
Fifth Third Bancorp	5,380	231,555
JPMorgan Chase & Co.	4,198	572,271
KeyCorp.	7,724	172,863
Regions Financial Corp.	9,515	211,804
Wells Fargo & Co.	10,924	529,377
Zions Bancorp NA	1,594	104,503
		2,463,990
Capital Goods — 9.1%
3M Co.	4,501	670,109
A.O. Smith Corp.	1,338	85,485
Cummins, Inc.	1,108	227,262
Dover Corp.	1,078	169,138
Eaton Corp. PLC (Ireland)	3,353	508,851
Emerson Electric Co.	2	196
Fortune Brands Home & Security, Inc.	1,131	84,011
General Dynamics Corp.	2,032	490,078
General Electric Co.	8,661	792,482
Honeywell International, Inc.	3,171	617,013
IDEX Corp.	25	4,793
Ingersoll Rand, Inc.	259	13,041
Johnson Controls International PLC (Ireland)	5,647	370,274
Lockheed Martin Corp.	596	263,074
Masco Corp.	2,046	104,346
Nordson Corp.	158	35,879
Northrop Grumman Corp.	393	175,757
Otis Worldwide Corp.	3,270	251,627
Parker-Hannifin Corp.	224	63,562
Pentair PLC (Ireland)	1,299	70,419
Snap-on, Inc.	562	115,480
Textron, Inc.	2,280	169,586
Trane Technologies PLC (Ireland)	1,869	285,396
Xylem, Inc.	382	32,569
		5,600,428
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 0.7%
Jacobs Engineering Group, Inc.	1,358	$ 187,146
Nielsen Holdings PLC (United Kingdom)	3,776	102,858
Robert Half International, Inc.	1,151	131,421
		421,425
Consumer Durables & Apparel — 1.3%
Hasbro, Inc.	60	4,915
Mohawk Industries, Inc.*	706	87,685
Newell Brands, Inc.	4,451	95,296
PVH Corp.	740	56,692
Ralph Lauren Corp.	749	84,967
Tapestry, Inc.	2,775	103,091
Under Armour, Inc., Class C*	3,918	60,964
VF Corp.	3,242	184,340
Whirlpool Corp.	621	107,296
		785,246
Consumer Services — 1.8%
Caesars Entertainment, Inc.*	1,630	126,097
McDonald's Corp.	1,396	345,203
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	56	1,225
Penn National Gaming, Inc.*	1,691	71,732
Starbucks Corp.	3,221	293,014
Yum! Brands, Inc.	2,247	266,337
		1,103,608
Diversified Financials — 4.4%
Ameriprise Financial, Inc.	604	181,417
Berkshire Hathaway, Inc., Class B*	794	280,211
BlackRock, Inc.	1,265	966,675
CME Group, Inc.	583	138,672
Franklin Resources, Inc.	5,282	147,473
Invesco Ltd. (Bermuda)	4,848	111,795
Morgan Stanley	583	50,954
Nasdaq, Inc.	1,413	251,797
Raymond James Financial, Inc.	2,181	239,714
T Rowe Price Group, Inc.	2,408	364,066
		2,732,774
Energy — 8.2%
APA Corp.	3,647	150,731
Chevron Corp.	4,719	768,395
EOG Resources, Inc.	6,151	733,384
Exxon Mobil Corp.	16,699	1,379,170
Halliburton Co.	527	19,957
Marathon Oil Corp.	7,809	196,084

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Petroleum Corp.	6,085	$ 520,267
Occidental Petroleum Corp.	8,461	480,077
ONEOK, Inc.	4,689	331,184
Phillips 66	808	69,803
Schlumberger NV (Curacao)	2,944	121,617
Valero Energy Corp.	2,557	259,638
		5,030,307
Food & Staples Retailing — 0.3%
Walgreens Boots Alliance, Inc.	4,336	194,123
Food, Beverage & Tobacco — 3.3%
Altria Group, Inc.	7,406	386,963
Archer-Daniels-Midland Co.	3,381	305,169
Coca-Cola Co. (The)	2,997	185,814
Constellation Brands, Inc., Class A	744	171,358
General Mills, Inc.	1,362	92,235
Kraft Heinz Co. (The)	2,785	109,701
Mondelez International, Inc., Class A	1,734	108,861
Monster Beverage Corp.*	291	23,251
Philip Morris International, Inc.	4,545	426,957
Tyson Foods, Inc., Class A	2,843	254,818
		2,065,127
Health Care Equipment & Services — 6.2%
Abbott Laboratories	237	28,051
Align Technology, Inc.*	175	76,300
Anthem, Inc.	1,112	546,237
Cigna Corp.	2,120	507,973
CVS Health Corp.	6,768	684,989
DaVita, Inc.*	971	109,830
HCA Healthcare, Inc.	1,689	423,297
Hologic, Inc.*	2,401	184,445
Laboratory Corp. of America Holdings*	979	258,123
McKesson Corp.	1,576	482,461
Medtronic PLC (Ireland)	1,833	203,372
Quest Diagnostics, Inc.	1,019	139,460
UnitedHealth Group, Inc.	211	107,604
Universal Health Services, Inc., Class B	600	86,970
		3,839,112
Household & Personal Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	10	2,723
Insurance — 2.6%
Aflac, Inc.	405	26,078
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Aon PLC, Class A (Ireland)	1,583	$ 515,472
Assurant, Inc.	91	16,546
Brown & Brown, Inc.	2,517	181,904
Marsh & McLennan Cos., Inc.	4,168	710,311
Willis Towers Watson PLC (Ireland)	721	170,315
		1,620,626
Materials — 6.1%
Avery Dennison Corp.	630	109,601
CF Industries Holdings, Inc.	2,054	211,685
Corteva, Inc.	5,725	329,073
Dow, Inc.	4,894	311,846
DuPont de Nemours, Inc.	4,268	314,039
Eastman Chemical Co.	1,015	113,741
FMC Corp.	1,069	140,648
Freeport-McMoRan, Inc.	15,313	761,669
International Paper Co.	3,978	183,585
Linde PLC (Ireland)	680	217,212
LyondellBasell Industries NV, Class A (Netherlands)	3,464	356,169
Nucor Corp.	2,863	425,585
PPG Industries, Inc.	1,005	131,725
Sealed Air Corp.	1,261	84,437
Westrock Co.	2,028	95,377
		3,786,392
Media & Entertainment — 6.3%
Activision Blizzard, Inc.	5,715	457,829
Alphabet, Inc., Class A*	175	486,736
Charter Communications, Inc., Class A*	771	420,596
Comcast Corp., Class A	10,939	512,164
Discovery, Inc., Class A*	5,067	126,269
Interpublic Group of Cos., Inc. (The)	4,138	146,692
Meta Platforms, Inc., Class A*	6,367	1,415,766
News Corp., Class A	4,759	105,412
Omnicom Group, Inc.	2,186	185,548
		3,857,012
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AbbVie, Inc.	1,709	277,046
Amgen, Inc.	920	222,474
Biogen, Inc.*	1,225	257,985
Charles River Laboratories International, Inc.*	387	109,896
Gilead Sciences, Inc.	6,378	379,172
Johnson & Johnson	487	86,311
Merck & Co., Inc.	2,341	192,079

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Moderna, Inc.*	3,377	$ 581,722
Organon & Co.	2,664	93,054
PerkinElmer, Inc.	132	23,029
Pfizer, Inc.	2,074	107,371
Regeneron Pharmaceuticals, Inc.*	770	537,783
Vertex Pharmaceuticals, Inc.*	1,116	291,243
Viatris, Inc.	9,531	103,697
Waters Corp.*	54	16,761
		3,279,623
Real Estate — 2.4%
Alexandria Real Estate Equities, Inc., REIT	1,229	247,336
AvalonBay Communities, Inc., REIT	137	34,027
CBRE Group, Inc., Class A*	2,637	241,338
Duke Realty Corp., REIT	3,151	182,947
Extra Space Storage, Inc., REIT	944	194,086
Mid-America Apartment Communities, Inc., REIT	560	117,292
Prologis, Inc., REIT	1,137	183,603
Weyerhaeuser Co., REIT	7,855	297,705
		1,498,334
Retailing — 6.4%
Advance Auto Parts, Inc.	461	95,409
AutoZone, Inc.*	188	384,381
Bath & Body Works, Inc.	2,670	127,626
Best Buy Co., Inc.	2,390	217,251
eBay, Inc.	5,519	316,018
Genuine Parts Co.	708	89,222
Home Depot, Inc. (The)	1,180	353,209
LKQ Corp.	3,017	137,002
Lowe's Cos., Inc.	1,699	343,521
O'Reilly Automotive, Inc.*	569	389,742
Ross Stores, Inc.	2,949	266,767
Target Corp.	2,920	619,682
TJX Cos., Inc. (The)	6,023	364,873
Ulta Beauty, Inc.*	550	219,021
		3,923,724
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc.*	3,887	425,005
Applied Materials, Inc.	6,631	873,966
Broadcom, Inc.	540	340,027
Intel Corp.	19,171	950,115
KLA Corp.	1,271	465,262
Lam Research Corp.	1,145	615,563
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.	3,880	$ 291,543
Micron Technology, Inc.	8,826	687,457
Monolithic Power Systems, Inc.	20	9,714
NVIDIA Corp.	1,978	539,717
NXP Semiconductors NV (Netherlands)	2,180	403,474
Qorvo, Inc.*	1,143	141,846
QUALCOMM, Inc.	8,062	1,232,035
Skyworks Solutions, Inc.	1,357	180,861
Teradyne, Inc.	1,417	167,532
		7,324,117
Software & Services — 6.7%
Accenture PLC, Class A (Ireland)	2,197	740,894
Adobe, Inc.*	72	32,805
Autodesk, Inc.*	53	11,361
Automatic Data Processing, Inc.	2,666	606,622
DXC Technology Co.*	2,581	84,218
Fiserv, Inc.*	1,066	108,092
FleetCor Technologies, Inc.*	625	155,662
Fortinet, Inc.*	531	181,464
Gartner, Inc.*	866	257,600
Global Payments, Inc.	506	69,241
International Business Machines Corp.	2,634	342,473
NortonLifeLock, Inc.	2,107	55,878
Oracle Corp.	3,756	310,734
Paychex, Inc.	3,166	432,064
PayPal Holdings, Inc.*	6,194	716,336
		4,105,444
Technology Hardware & Equipment — 6.0%
Amphenol Corp., Class A	1,154	86,954
Apple, Inc.	2,915	508,988
Arista Networks, Inc.*	400	55,592
Cisco Systems, Inc.	14,020	781,755
Corning, Inc.	7,199	265,715
F5, Inc.*	2	418
HP, Inc.	11,139	404,346
IPG Photonics Corp.*	444	48,733
Juniper Networks, Inc.	2,709	100,667
Keysight Technologies, Inc.*	1,432	226,213
Motorola Solutions, Inc.	1,409	341,260
NetApp, Inc.	904	75,032
Seagate Technology Holdings PLC (Ireland)	2,307	207,399

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TE Connectivity Ltd. (Switzerland)	1,998	$ 261,698
Trimble, Inc.*	350	25,249
Western Digital Corp.*	2,902	144,084
Zebra Technologies Corp., Class A*	408	168,790
		3,702,893
Telecommunication Services — 1.3%
AT&T, Inc.	17,660	417,306
Lumen Technologies, Inc.	8,565	96,528
T-Mobile US, Inc.*	1,192	152,993
Verizon Communications, Inc.	2,459	125,261
		792,088
Transportation — 2.3%
CSX Corp.	1,374	51,456
Expeditors International of Washington, Inc.	1,473	151,955
FedEx Corp.	2,000	462,780
Union Pacific Corp.	873	238,512
United Parcel Service, Inc., Class B	2,433	521,781
		1,426,484
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.8%
AES Corp. (The)	5,254	$ 135,186
DTE Energy Co.	1,616	213,651
NRG Energy, Inc.	2,562	98,278
PPL Corp.	1,892	54,036
		501,151
TOTAL COMMON STOCKS (Cost $52,981,918)		61,213,829
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		421,366
NET ASSETS - 100.0%		$ 61,635,195

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 2.4%
Aptiv PLC (Jersey)*	15	$ 1,795
BorgWarner, Inc.	402	15,638
Ford Motor Co.	6,692	113,162
General Motors Co.*	603	26,375
Tesla, Inc.*	240	258,624
		415,594
Banks — 0.5%
Bank of America Corp.	489	20,157
Citigroup, Inc.	83	4,432
Citizens Financial Group, Inc.	18	816
Comerica, Inc.	6	543
Fifth Third Bancorp	29	1,248
First Republic Bank	10	1,621
Huntington Bancshares, Inc.	60	877
JPMorgan Chase & Co.	173	23,583
KeyCorp.	39	873
M&T Bank Corp.	6	1,017
People's United Financial, Inc.*	175	3,498
PNC Financial Services Group, Inc. (The)	25	4,611
Regions Financial Corp.	40	890
Signature Bank	3	881
SVB Financial Group*	3	1,678
Truist Financial Corp.	55	3,119
US Bancorp	62	3,295
Wells Fargo & Co.	217	10,516
Zions Bancorp NA	7	459
		84,114
Capital Goods — 5.6%
3M Co.	958	142,627
A.O. Smith Corp.	264	16,867
Allegion PLC (Ireland)	5	549
AMETEK, Inc.	13	1,731
Boeing Co. (The)*	24	4,596
Carrier Global Corp.	47	2,156
Caterpillar, Inc.	32	7,130
Cummins, Inc.	11	2,256
Deere & Co.	18	7,478
Dover Corp.	8	1,255
Eaton Corp. PLC (Ireland)	668	101,376
Emerson Electric Co.	35	3,432
Fastenal Co.	24	1,426
Fortive Corp.	149	9,079
Fortune Brands Home & Security, Inc.	92	6,834
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Generac Holdings, Inc.*	3	$ 892
General Dynamics Corp.	468	112,872
General Electric Co.	1,841	168,451
Honeywell International, Inc.	507	98,652
Howmet Aerospace, Inc.	25	899
Huntington Ingalls Industries, Inc.	2	399
IDEX Corp.	4	767
Illinois Tool Works, Inc.	17	3,560
Ingersoll Rand, Inc.	25	1,259
Johnson Controls International PLC (Ireland)	43	2,820
L3Harris Technologies, Inc.	11	2,733
Lockheed Martin Corp.	318	140,365
Masco Corp.	408	20,808
Nordson Corp.	3	681
Northrop Grumman Corp.	66	29,517
Otis Worldwide Corp.	25	1,924
PACCAR, Inc.	18	1,585
Parker-Hannifin Corp.	7	1,986
Pentair PLC (Ireland)	10	542
Quanta Services, Inc.	8	1,053
Raytheon Technologies Corp.	62	6,142
Rockwell Automation, Inc.	5	1,400
Roper Technologies, Inc.	45	21,250
Snap-on, Inc.	72	14,795
Stanley Black & Decker, Inc.	9	1,258
Textron, Inc.	13	967
Trane Technologies PLC (Ireland)	70	10,689
TransDigm Group, Inc.*	4	2,606
United Rentals, Inc.*	5	1,776
Westinghouse Air Brake Technologies Corp.	8	769
WW Grainger, Inc.	3	1,547
Xylem, Inc.	8	682
		964,438
Commercial & Professional Services — 0.2%
Cintas Corp.	5	2,127
Copart, Inc.*	10	1,255
Equifax, Inc.	6	1,423
Jacobs Engineering Group, Inc.	8	1,103
Leidos Holdings, Inc.	6	648
Nielsen Holdings PLC (United Kingdom)	88	2,397
Republic Services, Inc.	16	2,120
Robert Half International, Inc.	185	21,123
Rollins, Inc.	21	736

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	7	$ 1,502
Waste Management, Inc.	18	2,853
		37,287
Consumer Durables & Apparel — 0.9%
DR Horton, Inc.	15	1,118
Garmin Ltd. (Switzerland)	11	1,305
Hasbro, Inc.	7	573
Lennar Corp., Class A	125	10,146
Mohawk Industries, Inc.*	113	14,035
Newell Brands, Inc.	26	557
NIKE, Inc., Class B	66	8,881
NVR, Inc.*	1	4,467
PulteGroup, Inc.	11	461
PVH Corp.	118	9,040
Ralph Lauren Corp.	124	14,066
Tapestry, Inc.	443	16,457
Under Armour, Inc., Class C*	798	12,417
VF Corp.	652	37,073
Whirlpool Corp.	103	17,796
		148,392
Consumer Services — 1.0%
Booking Holdings, Inc.*	2	4,697
Caesars Entertainment, Inc.*	9	696
Carnival Corp. (Panama)*	48	970
Chipotle Mexican Grill, Inc.*	1	1,582
Darden Restaurants, Inc.	7	931
Domino's Pizza, Inc.	2	814
Expedia Group, Inc.*	6	1,174
Hilton Worldwide Holdings, Inc.*	11	1,669
Las Vegas Sands Corp.*	32	1,244
Marriott International, Inc., Class A*	13	2,285
McDonald's Corp.	510	126,113
MGM Resorts International	20	839
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	18	394
Penn National Gaming, Inc.*	92	3,903
Royal Caribbean Cruises Ltd. (Liberia)*	10	838
Starbucks Corp.	49	4,457
Wynn Resorts Ltd.*	4	319
Yum! Brands, Inc.	114	13,512
		166,437
Diversified Financials — 3.8%
American Express Co.	33	6,171
Ameriprise Financial, Inc.	6	1,802
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)	35	$ 1,737
Berkshire Hathaway, Inc., Class B*	815	287,622
BlackRock, Inc.	254	194,099
Capital One Financial Corp.	25	3,282
Cboe Global Markets, Inc.	5	572
Charles Schwab Corp. (The)	79	6,660
CME Group, Inc.	16	3,806
Discover Financial Services	17	1,873
FactSet Research Systems, Inc.	2	868
Franklin Resources, Inc.	842	23,509
Goldman Sachs Group, Inc. (The)	20	6,602
Intercontinental Exchange, Inc.	24	3,171
Invesco Ltd. (Bermuda)	773	17,825
MarketAxess Holdings, Inc.	2	680
Moody's Corp.	11	3,712
Morgan Stanley	108	9,439
MSCI, Inc.	3	1,509
Nasdaq, Inc.	10	1,782
Northern Trust Corp.	9	1,048
Raymond James Financial, Inc.	12	1,319
S&P Global, Inc.	14	5,743
State Street Corp.	16	1,394
Synchrony Financial	31	1,079
T Rowe Price Group, Inc.	384	58,057
		645,361
Energy — 4.5%
APA Corp.	633	26,162
Baker Hughes Co.	62	2,258
Chevron Corp.	1,040	169,343
ConocoPhillips	55	5,500
Coterra Energy, Inc.	34	917
Devon Energy Corp.	28	1,656
Diamondback Energy, Inc.	8	1,097
EOG Resources, Inc.	980	116,845
Exxon Mobil Corp.	2,207	182,276
Halliburton Co.	53	2,007
Hess Corp.	18	1,927
Kinder Morgan, Inc.	135	2,553
Marathon Oil Corp.	1,321	33,170
Marathon Petroleum Corp.	1,041	89,006
Occidental Petroleum Corp.	1,564	88,741
ONEOK, Inc.	27	1,907
Phillips 66	26	2,246
Pioneer Natural Resources Co.	11	2,750
Schlumberger NV (Curacao)	84	3,470

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	402	$ 40,819
Williams Cos., Inc. (The)	64	2,138
		776,788
Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	19	10,941
Kroger Co. (The)	40	2,295
Sysco Corp.	28	2,286
Walgreens Boots Alliance, Inc.	52	2,328
Walmart, Inc.	171	25,466
		43,316
Food, Beverage & Tobacco — 4.6%
Altria Group, Inc.	3,090	161,453
Archer-Daniels-Midland Co.	938	84,664
Brown-Forman Corp., Class B	20	1,340
Campbell Soup Co.	16	713
Coca-Cola Co. (The)	1,427	88,474
Conagra Brands, Inc.	27	906
Constellation Brands, Inc., Class A	11	2,534
General Mills, Inc.	585	39,616
Hershey Co. (The)	49	10,615
Hormel Foods Corp.	23	1,185
J M Smucker Co. (The)	6	813
Kellogg Co.	19	1,225
Kraft Heinz Co. (The)	1,224	48,213
Lamb Weston Holdings, Inc.	6	359
McCormick & Co., Inc., non-voting shares	12	1,198
Molson Coors Beverage Co., Class B	13	694
Mondelez International, Inc., Class A	411	25,803
Monster Beverage Corp.*	23	1,838
PepsiCo, Inc.	58	9,708
Philip Morris International, Inc.	2,581	242,459
Tyson Foods, Inc., Class A	611	54,764
		778,574
Health Care Equipment & Services — 5.2%
Abbott Laboratories	738	87,350
ABIOMED, Inc.*	2	662
Align Technology, Inc.*	3	1,308
AmerisourceBergen Corp.	12	1,857
Anthem, Inc.	210	103,156
Baxter International, Inc.	21	1,628
Becton Dickinson and Co.	12	3,192
Boston Scientific Corp.*	59	2,613
Cardinal Health, Inc.	12	680
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.*	25	$ 2,105
Cerner Corp.	17	1,591
Cigna Corp.	537	128,671
Cooper Cos., Inc. (The)	2	835
CVS Health Corp.	2,127	215,274
DaVita, Inc.*	172	19,455
DENTSPLY SIRONA, Inc.	10	492
Dexcom, Inc.*	4	2,046
Edwards Lifesciences Corp.*	26	3,061
HCA Healthcare, Inc.	274	68,670
Henry Schein, Inc.*	6	523
Hologic, Inc.*	124	9,526
Humana, Inc.	6	2,611
IDEXX Laboratories, Inc.*	4	2,188
Intuitive Surgical, Inc.*	14	4,223
Laboratory Corp. of America Holdings*	161	42,449
McKesson Corp.	256	78,369
Medtronic PLC (Ireland)	83	9,209
Molina Healthcare, Inc.*	2	667
Quest Diagnostics, Inc.	201	27,509
ResMed, Inc.	6	1,455
STERIS PLC (Ireland)	4	967
Stryker Corp.	16	4,278
Teleflex, Inc.	2	710
UnitedHealth Group, Inc.	101	51,507
Universal Health Services, Inc., Class B	12	1,739
Zimmer Biomet Holdings, Inc.	9	1,151
		883,727
Household & Personal Products — 0.5%
Church & Dwight Co., Inc.	11	1,093
Clorox Co. (The)	6	834
Colgate-Palmolive Co.	51	3,867
Estee Lauder Cos., Inc. (The), Class A	15	4,085
Kimberly-Clark Corp.	17	2,094
Procter & Gamble Co. (The)	506	77,317
		89,290
Insurance — 1.6%
Aflac, Inc.	28	1,803
Allstate Corp. (The)	12	1,662
American International Group, Inc.	35	2,197
Aon PLC, Class A (Ireland)	230	74,895
Arthur J Gallagher & Co.	41	7,159

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Assurant, Inc.	3	$ 545
Brown & Brown, Inc.	359	25,945
Chubb Ltd. (Switzerland)	18	3,850
Cincinnati Financial Corp.	7	952
Everest Re Group Ltd. (Bermuda)	2	603
Globe Life, Inc.	5	503
Hartford Financial Services Group, Inc. (The)	15	1,077
Lincoln National Corp.	8	523
Loews Corp.	11	713
Marsh & McLennan Cos., Inc.	849	144,687
MetLife, Inc.	35	2,460
Principal Financial Group, Inc.	11	807
Progressive Corp. (The)	25	2,850
Prudential Financial, Inc.	16	1,891
Travelers Cos., Inc. (The)	13	2,375
W R Berkley Corp.	12	799
Willis Towers Watson PLC (Ireland)	7	1,653
		279,949
Materials — 3.0%
Air Products and Chemicals, Inc.	9	2,249
Albemarle Corp.	4	885
Amcor PLC (Jersey)	82	929
Avery Dennison Corp.	5	870
Ball Corp.	13	1,170
Celanese Corp.	6	857
CF Industries Holdings, Inc.	348	35,865
Corteva, Inc.	1,210	69,551
Dow, Inc.	410	26,125
DuPont de Nemours, Inc.	307	22,589
Eastman Chemical Co.	8	897
Ecolab, Inc.	15	2,648
FMC Corp.	211	27,761
Freeport-McMoRan, Inc.	2,198	109,329
International Flavors & Fragrances, Inc.	10	1,313
International Paper Co.	648	29,905
Linde PLC (Ireland)	31	9,902
LyondellBasell Industries NV, Class A (Netherlands)	559	57,476
Martin Marietta Materials, Inc.	3	1,155
Mosaic Co. (The)	45	2,993
Newmont Corp.	42	3,337
Nucor Corp.	479	71,203
Packaging Corp. of America	5	781
PPG Industries, Inc.	14	1,835
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.	250	$ 16,740
Sherwin-Williams Co. (The)	17	4,244
Vulcan Materials Co.	6	1,102
Westrock Co.	15	705
		504,416
Media & Entertainment — 12.2%
Activision Blizzard, Inc.	1,116	89,403
Alphabet, Inc., Class A*	306	851,093
Charter Communications, Inc., Class A*	288	157,110
Comcast Corp., Class A	4,027	188,544
Discovery, Inc., Class A*	40	997
DISH Network Corp., Class A*	32	1,013
Electronic Arts, Inc.	119	15,055
Fox Corp., Class A	34	1,341
Interpublic Group of Cos., Inc. (The)	660	23,397
Live Nation Entertainment, Inc.*	9	1,059
Match Group, Inc.*	11	1,196
Meta Platforms, Inc., Class A*	2,827	628,612
Netflix, Inc.*	184	68,925
News Corp., Class A	950	21,042
Omnicom Group, Inc.	15	1,273
Paramount Global, Class B	36	1,361
Take-Two Interactive Software, Inc.*	49	7,533
Twitter, Inc.*	332	12,845
Walt Disney Co. (The)*	76	10,424
		2,082,223
Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
AbbVie, Inc.	1,428	231,493
Agilent Technologies, Inc.	13	1,720
Amgen, Inc.	173	41,835
Biogen, Inc.*	246	51,808
Bio-Rad Laboratories, Inc., Class A*	1	563
Bio-Techne Corp.	1	433
Bristol-Myers Squibb Co.	93	6,792
Catalent, Inc.*	7	776
Charles River Laboratories International, Inc.*	3	852
Danaher Corp.	299	87,706
Eli Lilly & Co.	40	11,455
Gilead Sciences, Inc.	2,102	124,964
Illumina, Inc.*	67	23,410
Incyte Corp.*	92	7,307
IQVIA Holdings, Inc.*	8	1,850
Johnson & Johnson	1,125	199,384

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Merck & Co., Inc.	2,481	$ 203,566
Mettler-Toledo International, Inc.*	1	1,373
Moderna, Inc.*	675	116,275
Organon & Co.	423	14,775
PerkinElmer, Inc.	7	1,221
Pfizer, Inc.	6,143	318,023
Regeneron Pharmaceuticals, Inc.*	205	143,176
Thermo Fisher Scientific, Inc.	17	10,041
Vertex Pharmaceuticals, Inc.*	426	111,173
Viatris, Inc.	2,026	22,043
Waters Corp.*	3	931
West Pharmaceutical Services, Inc.	4	1,643
Zoetis, Inc.	20	3,772
		1,740,360
Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT	9	1,811
American Tower Corp., REIT	189	47,481
AvalonBay Communities, Inc., REIT	6	1,490
Boston Properties, Inc., REIT	7	902
CBRE Group, Inc., Class A*	558	51,068
Crown Castle International Corp., REIT	179	33,043
Digital Realty Trust, Inc., REIT	12	1,702
Duke Realty Corp., REIT	17	987
Equinix, Inc., REIT	3	2,225
Equity Residential, REIT	16	1,439
Essex Property Trust, Inc., REIT	3	1,036
Extra Space Storage, Inc., REIT	8	1,645
Federal Realty Investment Trust, REIT	4	488
Healthpeak Properties, Inc., REIT	23	790
Host Hotels & Resorts, Inc., REIT	30	583
Iron Mountain, Inc., REIT	12	665
Kimco Realty Corp., REIT	37	914
Mid-America Apartment Communities, Inc., REIT	5	1,047
Prologis, Inc., REIT	45	7,267
Public Storage, REIT	9	3,512
Realty Income Corp., REIT	25	1,732
Regency Centers Corp., REIT	10	713
SBA Communications Corp., REIT	45	15,484
Simon Property Group, Inc., REIT	19	2,500
UDR, Inc., REIT	14	803
Ventas, Inc., REIT	17	1,050
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Vornado Realty Trust, REIT	8	$ 363
Welltower, Inc., REIT	19	1,827
Weyerhaeuser Co., REIT	1,240	46,996
		231,563
Retailing — 8.3%
Advance Auto Parts, Inc.	3	621
Amazon.com, Inc.*	254	828,027
AutoZone, Inc.*	35	71,560
Bath & Body Works, Inc.	437	20,889
Best Buy Co., Inc.	408	37,087
CarMax, Inc.*	7	675
Dollar General Corp.	13	2,894
Dollar Tree, Inc.*	13	2,082
eBay, Inc.	995	56,974
Etsy, Inc.*	5	622
Genuine Parts Co.	8	1,008
Home Depot, Inc. (The)	296	88,602
LKQ Corp.	17	772
Lowe's Cos., Inc.	131	26,487
O'Reilly Automotive, Inc.*	113	77,401
Pool Corp.	2	846
Ross Stores, Inc.	581	52,557
Target Corp.	701	148,766
TJX Cos., Inc. (The)	73	4,422
Tractor Supply Co.	6	1,400
Ulta Beauty, Inc.*	3	1,195
		1,424,887
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.*	74	8,091
Analog Devices, Inc.	21	3,469
Applied Materials, Inc.	367	48,370
Broadcom, Inc.	18	11,334
Enphase Energy, Inc.*	5	1,009
Intel Corp.	6,447	319,513
KLA Corp.	63	23,062
Lam Research Corp.	58	31,181
Microchip Technology, Inc.	33	2,480
Micron Technology, Inc.	464	36,141
Monolithic Power Systems, Inc.	1	486
NVIDIA Corp.	104	28,377
NXP Semiconductors NV (Netherlands)	15	2,776
Qorvo, Inc.*	6	745
QUALCOMM, Inc.	1,404	214,559
Skyworks Solutions, Inc.	7	933

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
SolarEdge Technologies, Inc.*	21	$ 6,770
Teradyne, Inc.	278	32,868
Texas Instruments, Inc.	39	7,156
		779,320
Software & Services — 14.0%
Accenture PLC, Class A (Ireland)	577	194,582
Adobe, Inc.*	196	89,302
Akamai Technologies, Inc.*	7	836
ANSYS, Inc.*	36	11,436
Autodesk, Inc.*	91	19,506
Automatic Data Processing, Inc.	267	60,753
Broadridge Financial Solutions, Inc.	6	934
Cadence Design Systems, Inc.*	115	18,913
Ceridian HCM Holding, Inc.*	6	410
Citrix Systems, Inc.	6	605
Cognizant Technology Solutions Corp., Class A	217	19,458
DXC Technology Co.*	15	490
EPAM Systems, Inc.*	24	7,119
Fidelity National Information Services, Inc.	26	2,611
Fiserv, Inc.*	28	2,839
FleetCor Technologies, Inc.*	4	996
Fortinet, Inc.*	7	2,392
Gartner, Inc.*	137	40,752
Global Payments, Inc.	12	1,642
International Business Machines Corp.	1,193	155,114
Intuit, Inc.	12	5,770
Jack Henry & Associates, Inc.	4	788
Mastercard, Inc., Class A	406	145,096
Microsoft Corp.	3,754	1,157,396
NortonLifeLock, Inc.	37	981
Oracle Corp.	170	14,064
Paychex, Inc.	145	19,788
Paycom Software, Inc.*	2	693
PayPal Holdings, Inc.*	537	62,104
PTC, Inc.*	4	431
Salesforce, Inc.*	410	87,051
ServiceNow, Inc.*	83	46,222
Synopsys, Inc.*	64	21,329
Tyler Technologies, Inc.*	1	445
VeriSign, Inc.*	5	1,112
Visa, Inc., Class A	877	194,492
		2,388,452
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 9.6%
Amphenol Corp., Class A	27	$ 2,034
Apple, Inc.	6,816	1,190,142
Arista Networks, Inc.*	16	2,224
CDW Corp.	7	1,252
Cisco Systems, Inc.	5,467	304,840
Corning, Inc.	264	9,744
F5, Inc.*	3	627
Hewlett Packard Enterprise Co.	55	919
HP, Inc.	1,917	69,587
IPG Photonics Corp.*	89	9,769
Juniper Networks, Inc.	19	706
Keysight Technologies, Inc.*	8	1,264
Motorola Solutions, Inc.	25	6,055
NetApp, Inc.	13	1,079
Seagate Technology Holdings PLC (Ireland)	166	14,923
TE Connectivity Ltd. (Switzerland)	19	2,489
Teledyne Technologies, Inc.*	2	945
Trimble, Inc.*	11	794
Western Digital Corp.*	525	26,066
Zebra Technologies Corp., Class A*	3	1,241
		1,646,700
Telecommunication Services — 2.3%
AT&T, Inc.	8,699	205,557
Lumen Technologies, Inc.	1,714	19,317
T-Mobile US, Inc.*	77	9,883
Verizon Communications, Inc.	3,060	155,877
		390,634
Transportation — 1.8%
Alaska Air Group, Inc.*	5	290
American Airlines Group, Inc.*	27	493
CH Robinson Worldwide, Inc.	6	646
CSX Corp.	505	18,912
Delta Air Lines, Inc.*	26	1,029
Expeditors International of Washington, Inc.	280	28,885
FedEx Corp.	432	99,961
JB Hunt Transport Services, Inc.	5	1,004
Norfolk Southern Corp.	14	3,993
Old Dominion Freight Line, Inc.	5	1,493
Southwest Airlines Co.*	25	1,145
Union Pacific Corp.	38	10,382
United Airlines Holdings, Inc.*	14	649
United Parcel Service, Inc., Class B	665	142,616
		311,498

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.8%
AES Corp. (The)	1,117	$ 28,740
Alliant Energy Corp.	11	687
Ameren Corp.	10	938
American Electric Power Co., Inc.	21	2,095
American Water Works Co., Inc.	8	1,324
Atmos Energy Corp.	5	597
CenterPoint Energy, Inc.	27	827
CMS Energy Corp.	12	839
Consolidated Edison, Inc.	15	1,420
Constellation Energy Corp.	19	1,069
Dominion Energy, Inc.	49	4,164
DTE Energy Co.	325	42,968
Duke Energy Corp.	32	3,573
Edison International	15	1,052
Entergy Corp.	8	934
Evergy, Inc.	10	683
Eversource Energy	14	1,235
Exelon Corp.	59	2,810
FirstEnergy Corp.	24	1,101
NextEra Energy, Inc.	82	6,946
NiSource, Inc.	17	541
NRG Energy, Inc.	410	15,728
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	4	$ 312
PPL Corp.	44	1,257
Public Service Enterprise Group, Inc.	29	2,030
Sempra Energy	13	2,186
Southern Co. (The)	44	3,190
WEC Energy Group, Inc.	13	1,298
Xcel Energy, Inc.	22	1,588
		132,132
TOTAL COMMON STOCKS (Cost $14,074,543)		16,945,452
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		117,964
NET ASSETS - 100.0%		$ 17,063,416

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.3%
COMMON STOCKS — 138.3%
Capital Goods — 5.8%
3M Co.†	474	$ 70,569
General Dynamics Corp.	307	74,042
L3Harris Technologies, Inc.	201	49,943
Lockheed Martin Corp.†	376	165,967
Masco Corp.†	1,811	92,361
Northrop Grumman Corp.†	42	18,783
Otis Worldwide Corp.	172	13,235
Roper Technologies, Inc.†	16	7,556
		492,456
Commercial & Professional Services — 0.7%
Robert Half International, Inc.†	535	61,086
Consumer Durables & Apparel — 0.6%
NIKE, Inc., Class B	316	42,521
Under Armour, Inc., Class C*	758	11,794
		54,315
Consumer Services — 2.9%
Booking Holdings, Inc.*	22	51,666
Domino's Pizza, Inc.	77	31,340
McDonald's Corp.†	357	88,279
Penn National Gaming, Inc.*	748	31,730
Yum! Brands, Inc.†	313	37,100
		240,115
Diversified Financials — 5.5%
Berkshire Hathaway, Inc., Class B†*	448	158,104
BlackRock, Inc.†	85	64,954
Cboe Global Markets, Inc.	16	1,831
CME Group, Inc.	21	4,995
Intercontinental Exchange, Inc.	221	29,198
Moody's Corp.	17	5,736
Nasdaq, Inc.†	473	84,289
S&P Global, Inc.†	2	820
T Rowe Price Group, Inc.†	725	109,613
		459,540
Energy — 2.3%
Baker Hughes Co.	507	18,460
Chevron Corp.	360	58,619
Coterra Energy, Inc.	1,021	27,536
EOG Resources, Inc.	462	55,084
Exxon Mobil Corp.	33	2,725
Halliburton Co.	15	568
Marathon Petroleum Corp.	320	27,360
Schlumberger NV (Curacao)	131	5,412
		195,764
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 1.0%
Sysco Corp.†	92	$ 7,512
Walmart, Inc.†	493	73,417
		80,929
Food, Beverage & Tobacco — 11.0%
Altria Group, Inc.†	1,450	75,762
Archer-Daniels-Midland Co.†	587	52,983
Campbell Soup Co.†	1,401	62,443
Coca-Cola Co. (The)†	873	54,126
Constellation Brands, Inc., Class A	297	68,405
General Mills, Inc.†	1,657	112,212
Hershey Co. (The)†	28	6,066
Hormel Foods Corp.	1,132	58,343
Kraft Heinz Co. (The)†	1,135	44,708
Mondelez International, Inc., Class A†	1,526	95,802
PepsiCo, Inc.†	257	43,017
Philip Morris International, Inc.†	1,533	144,010
Tyson Foods, Inc., Class A†	1,245	111,589
		929,466
Health Care Equipment & Services — 15.5%
Abbott Laboratories†	889	105,222
AmerisourceBergen Corp.	32	4,951
Anthem, Inc.†	100	49,122
Cerner Corp.†	1,685	157,649
Cigna Corp.	51	12,220
CVS Health Corp.†	833	84,308
DaVita, Inc.*	296	33,480
HCA Healthcare, Inc.	88	22,054
Hologic, Inc.†*	3,388	260,266
Laboratory Corp. of America Holdings†*	701	184,826
McKesson Corp.†	398	121,840
Medtronic PLC (Ireland)	259	28,736
Quest Diagnostics, Inc.†	1,492	204,195
UnitedHealth Group, Inc.†	76	38,758
		1,307,627
Household & Personal Products — 3.8%
Colgate-Palmolive Co.†	1,486	112,684
Kimberly-Clark Corp.†	739	91,015
Procter & Gamble Co. (The)†	745	113,836
		317,535
Insurance — 4.4%
Aon PLC, Class A (Ireland)†	259	84,338
Arthur J Gallagher & Co.†	418	72,983

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Brown & Brown, Inc.	665	$ 48,060
Marsh & McLennan Cos., Inc.†	989	168,545
		373,926
Materials — 0.9%
CF Industries Holdings, Inc.†	8	825
FMC Corp.	248	32,629
Sealed Air Corp.†	655	43,859
		77,313
Media & Entertainment — 14.9%
Activision Blizzard, Inc.†	3,499	280,305
Alphabet, Inc., Class A†*	102	283,698
Charter Communications, Inc., Class A†*	326	177,840
Comcast Corp., Class A	1,092	51,127
Electronic Arts, Inc.†	44	5,566
Meta Platforms, Inc., Class A†*	1,570	349,105
Netflix, Inc.†*	269	100,765
Take-Two Interactive Software, Inc.†*	18	2,767
		1,251,173
Pharmaceuticals, Biotechnology & Life Sciences — 12.9%
Bristol-Myers Squibb Co.†	1,517	110,786
Charles River Laboratories International, Inc.*	72	20,446
Danaher Corp.†	135	39,600
Illumina, Inc.†*	24	8,386
Johnson & Johnson†	733	129,910
Merck & Co., Inc.†	2,519	206,684
Moderna, Inc.†*	1,111	191,381
Organon & Co.†	744	25,988
PerkinElmer, Inc.†	181	31,577
Pfizer, Inc.†	4,947	256,106
Thermo Fisher Scientific, Inc.	93	54,930
Zoetis, Inc.	38	7,166
		1,082,960
Real Estate — 9.1%
Alexandria Real Estate Equities, Inc., REIT†	609	122,561
AvalonBay Communities, Inc., REIT	19	4,719
Digital Realty Trust, Inc., REIT	220	31,196
Duke Realty Corp., REIT†	1,661	96,438
Extra Space Storage, Inc., REIT†	620	127,472
Mid-America Apartment Communities, Inc., REIT	236	49,430
Prologis, Inc., REIT†	720	116,266
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Public Storage, REIT†	377	$ 147,135
Weyerhaeuser Co., REIT†	1,872	70,949
		766,166
Retailing — 8.5%
Amazon.com, Inc.†*	78	254,276
AutoZone, Inc.†*	21	42,936
Bath & Body Works, Inc.	613	29,301
Best Buy Co., Inc.†	46	4,181
eBay, Inc.†	2,977	170,463
Home Depot, Inc. (The)†	159	47,594
Lowe's Cos., Inc.†	211	42,662
O'Reilly Automotive, Inc.†*	60	41,098
Ross Stores, Inc.	182	16,464
Target Corp.†	290	61,544
TJX Cos., Inc. (The)	69	4,180
		714,699
Semiconductors & Semiconductor Equipment — 4.9%
Broadcom, Inc.	46	28,965
Intel Corp.†	3,025	149,919
KLA Corp.	90	32,945
QUALCOMM, Inc.†	880	134,482
Teradyne, Inc.†	543	64,199
		410,510
Software & Services — 11.9%
Accenture PLC, Class A (Ireland)	301	101,506
Adobe, Inc.*	132	60,142
Automatic Data Processing, Inc.	37	8,419
Gartner, Inc.*	142	42,239
International Business Machines Corp.	456	59,289
Mastercard, Inc., Class A†	149	53,250
Microsoft Corp.†	1,148	353,940
NortonLifeLock, Inc.†	4,258	112,922
Paychex, Inc.	142	19,379
PayPal Holdings, Inc.†*	938	108,480
VeriSign, Inc.*	40	8,898
Visa, Inc., Class A†	322	71,410
		999,874
Technology Hardware & Equipment — 10.1%
Apple, Inc.†	2,269	396,190
Cisco Systems, Inc.†	1,960	109,290
HP, Inc.†	3,378	122,621
IPG Photonics Corp.*	1,042	114,370
Keysight Technologies, Inc.*	43	6,793

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Motorola Solutions, Inc.	215	$ 52,073
Seagate Technology Holdings PLC (Ireland)†	582	52,322
		853,659
Telecommunication Services — 2.6%
AT&T, Inc.†	2,103	49,694
T-Mobile US, Inc.*	355	45,564
Verizon Communications, Inc.†	2,351	119,760
		215,018
Transportation — 3.3%
Expeditors International of Washington, Inc.†	1,535	158,350
FedEx Corp.	297	68,723
Southwest Airlines Co.*	286	13,099
United Parcel Service, Inc., Class B†	183	39,246
		279,418
Utilities — 5.7%
AES Corp. (The)	4,581	117,869
DTE Energy Co.†	1,275	168,568
NRG Energy, Inc.†	3,367	129,158
PPL Corp.†	2,314	66,088
		481,683
TOTAL COMMON STOCKS (Cost $10,311,947)		11,645,232

TOTAL LONG POSITIONS - 138.3% (Cost $10,311,947)		11,645,232
SHORT POSITIONS — (39.7)%
COMMON STOCKS — (39.7)%
Automobiles & Components — (0.7)%
Aptiv PLC (Jersey)*	(338)	(40,462)
Tesla, Inc.*	(16)	(17,242)
		(57,704)
Banks — (3.9)%
Bank of America Corp.	(91)	(3,751)
Citigroup, Inc.	(139)	(7,422)
Citizens Financial Group, Inc.	(837)	(37,941)
Comerica, Inc.	(288)	(26,044)
Fifth Third Bancorp	(521)	(22,424)
KeyCorp.	(637)	(14,256)
M&T Bank Corp.	(188)	(31,866)
Regions Financial Corp.	(1,849)	(41,159)
Signature Bank	(47)	(13,794)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (Continued)
SVB Financial Group*	(38)	$ (21,259)
Truist Financial Corp.	(770)	(43,659)
US Bancorp	(709)	(37,683)
Wells Fargo & Co.	(132)	(6,397)
Zions Bancorp NA	(373)	(24,454)
		(332,109)
Capital Goods — (4.3)%
Boeing Co. (The)*	(378)	(72,387)
Deere & Co.	(47)	(19,527)
Generac Holdings, Inc.*	(114)	(33,888)
Howmet Aerospace, Inc.	(303)	(10,890)
Huntington Ingalls Industries, Inc.	(247)	(49,262)
Quanta Services, Inc.	(271)	(35,666)
Raytheon Technologies Corp.	(130)	(12,879)
Rockwell Automation, Inc.	(9)	(2,520)
Stanley Black & Decker, Inc.	(208)	(29,076)
Textron, Inc.	(49)	(3,645)
TransDigm Group, Inc.*	(69)	(44,956)
United Rentals, Inc.*	(129)	(45,822)
Xylem, Inc.	(28)	(2,387)
		(362,905)
Commercial & Professional Services — (0.2)%
Equifax, Inc.	(5)	(1,185)
Rollins, Inc.	(378)	(13,249)
		(14,434)
Consumer Durables & Apparel — (0.6)%
DR Horton, Inc.	(128)	(9,537)
Garmin Ltd. (Switzerland)	(29)	(3,440)
NVR, Inc.*	(7)	(31,271)
PulteGroup, Inc.	(219)	(9,176)
		(53,424)
Consumer Services — (1.1)%
Chipotle Mexican Grill, Inc.*	(29)	(45,879)
Darden Restaurants, Inc.	(245)	(32,573)
Las Vegas Sands Corp.*	(430)	(16,714)
		(95,166)
Diversified Financials — (2.6)%
Capital One Financial Corp.	(177)	(23,238)
Discover Financial Services	(393)	(43,304)
Goldman Sachs Group, Inc. (The)	(62)	(20,466)
MarketAxess Holdings, Inc.	(49)	(16,670)
Morgan Stanley	(182)	(15,907)
MSCI, Inc.	(36)	(18,104)
Northern Trust Corp.	(186)	(21,660)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
State Street Corp.	(274)	$ (23,871)
Synchrony Financial	(1,010)	(35,158)
		(218,378)
Energy — (0.0)%
Hess Corp.	(5)	(535)
Kinder Morgan, Inc.	(52)	(984)
		(1,519)
Food, Beverage & Tobacco — (0.0)%
Lamb Weston Holdings, Inc.	(34)	(2,037)
Health Care Equipment & Services — (5.5)%
ABIOMED, Inc.*	(175)	(57,967)
Align Technology, Inc.*	(63)	(27,468)
Baxter International, Inc.	(280)	(21,711)
Becton Dickinson and Co.	(71)	(18,886)
Boston Scientific Corp.*	(680)	(30,117)
Cardinal Health, Inc.	(306)	(17,350)
Cooper Cos., Inc. (The)	(79)	(32,990)
Dexcom, Inc.*	(70)	(35,812)
Edwards Lifesciences Corp.*	(182)	(21,425)
Humana, Inc.	(64)	(27,851)
IDEXX Laboratories, Inc.*	(81)	(44,312)
Intuitive Surgical, Inc.*	(142)	(42,839)
ResMed, Inc.	(27)	(6,548)
STERIS PLC (Ireland)	(66)	(15,957)
Stryker Corp.	(92)	(24,596)
Zimmer Biomet Holdings, Inc.	(297)	(37,986)
		(463,815)
Insurance — (1.1)%
Globe Life, Inc.	(37)	(3,722)
Hartford Financial Services Group, Inc. (The)	(153)	(10,987)
Lincoln National Corp.	(779)	(50,915)
MetLife, Inc.	(319)	(22,419)
Principal Financial Group, Inc.	(28)	(2,056)
Prudential Financial, Inc.	(11)	(1,300)
		(91,399)
Materials — (2.3)%
Albemarle Corp.	(361)	(79,835)
Ball Corp.	(348)	(31,320)
International Flavors & Fragrances, Inc.	(8)	(1,051)
Martin Marietta Materials, Inc.	(104)	(40,029)
Vulcan Materials Co.	(206)	(37,842)
		(190,077)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (1.2)%
DISH Network Corp., Class A*	(566)	$ (17,914)
Fox Corp., Class A	(766)	(30,219)
Live Nation Entertainment, Inc.*	(97)	(11,411)
Match Group, Inc.*	(263)	(28,599)
Paramount Global, Class B	(387)	(14,632)
		(102,775)
Pharmaceuticals, Biotechnology & Life Sciences — (1.9)%
AbbVie, Inc.	(4)	(647)
Amgen, Inc.	(93)	(22,489)
Biogen, Inc.*	(22)	(4,633)
Bio-Rad Laboratories, Inc., Class A*	(11)	(6,196)
Bio-Techne Corp.	(103)	(44,603)
Catalent, Inc.*	(339)	(37,595)
Gilead Sciences, Inc.	(25)	(1,486)
IQVIA Holdings, Inc.*	(105)	(24,277)
Mettler-Toledo International, Inc.*	(8)	(10,986)
Waters Corp.*	(7)	(2,173)
West Pharmaceutical Services, Inc.	(7)	(2,875)
		(157,960)
Real Estate — (0.9)%
Equinix, Inc., REIT	(68)	(50,430)
Host Hotels & Resorts, Inc., REIT	(41)	(796)
Iron Mountain, Inc., REIT	(214)	(11,858)
Vornado Realty Trust, REIT	(337)	(15,273)
		(78,357)
Retailing — (2.1)%
CarMax, Inc.*	(619)	(59,721)
Dollar Tree, Inc.*	(149)	(23,862)
Etsy, Inc.*	(412)	(51,204)
Pool Corp.	(53)	(22,411)
Tractor Supply Co.	(75)	(17,503)
		(174,701)
Semiconductors & Semiconductor Equipment — (2.3)%
Advanced Micro Devices, Inc.*	(170)	(18,588)
Analog Devices, Inc.	(229)	(37,826)
Enphase Energy, Inc.*	(219)	(44,190)
Microchip Technology, Inc.	(87)	(6,537)
Monolithic Power Systems, Inc.	(77)	(37,397)
NVIDIA Corp.	(157)	(42,839)
Texas Instruments, Inc.	(14)	(2,569)
		(189,946)
Software & Services — (2.1)%
Ceridian HCM Holding, Inc.*	(378)	(25,840)
Fortinet, Inc.*	(96)	(32,807)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.	(7)	$ (3,366)
Jack Henry & Associates, Inc.	(2)	(394)
Paycom Software, Inc.*	(82)	(28,403)
PTC, Inc.*	(476)	(51,275)
Tyler Technologies, Inc.*	(68)	(30,252)
		(172,337)
Technology Hardware & Equipment — (0.5)%
CDW Corp.	(61)	(10,913)
Teledyne Technologies, Inc.*	(24)	(11,343)
Trimble, Inc.*	(223)	(16,087)
		(38,343)
Transportation — (0.5)%
CH Robinson Worldwide, Inc.	(178)	(19,172)
JB Hunt Transport Services, Inc.	(131)	(26,304)
		(45,476)
Utilities — (5.9)%
Alliant Energy Corp.	(56)	(3,499)
Ameren Corp.	(243)	(22,784)
American Water Works Co., Inc.	(266)	(44,031)
Atmos Energy Corp.	(219)	(26,168)
CenterPoint Energy, Inc.	(875)	(26,810)
CMS Energy Corp.	(207)	(14,478)
Dominion Energy, Inc.	(349)	(29,654)
Duke Energy Corp.	(179)	(19,987)
Edison International	(342)	(23,974)
Entergy Corp.	(332)	(38,761)
Evergy, Inc.	(449)	(30,685)
Eversource Energy	(464)	(40,920)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Exelon Corp.	(26)	$ (1,238)
FirstEnergy Corp.	(240)	(11,006)
NextEra Energy, Inc.	(331)	(28,039)
NiSource, Inc.	(255)	(8,109)
Pinnacle West Capital Corp.	(486)	(37,957)
Public Service Enterprise Group, Inc.	(161)	(11,270)
Sempra Energy	(51)	(8,574)
WEC Energy Group, Inc.	(305)	(30,442)
Xcel Energy, Inc.	(521)	(37,601)
		(495,987)
TOTAL COMMON STOCKS (Proceeds $3,526,873)		(3,338,849)

TOTAL SHORT POSITIONS - (39.7)% (Proceeds $3,526,873)		(3,338,849)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		114,613
NET ASSETS - 100.0%		$ 8,420,996

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities
March 31, 2022
(Unaudited)
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2]	$546,375,644	$240,732,545	$ 46,205,067
Swaps, at value(a)	44,889,178	39,756,771	4,954,306
Cash and cash equivalents	2,233,397	890,590	1,622,935
Due from broker	3,585,230	10,575,135	146,053
Receivables:
Investments sold	11,880,078	5,361,281	1,474,075
Capital shares sold	930,552	477,845	142,976
Dividends	374,637	158,558	29,640
Prepaid expenses and other assets	31,855	4,945	200
Total Assets	610,300,571	297,957,670	54,575,252
Liabilities
Obligation to return cash collateral on swap contracts (Note 1)	18,950,000	38,980,000	3,550,000
Payables:
Investments purchased	12,429,049	5,253,780	1,758,409
Investment adviser	608,476	263,130	42,759
Capital shares redeemed	408,948	158,965	24,410
Administration and accounting fees	24,955	30,364	18,069
Accrued expenses	143,124	72,275	105,532
Total Liabilities	32,564,552	44,758,514	5,499,179
Net Assets	$577,736,019	$253,199,156	$ 49,076,073
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 319,695	$ 213,382	$ 47,723
Paid-in capital	516,778,745	171,367,992	115,558,881
Total distributable earnings/(loss)	60,637,579	81,617,782	(66,530,531)
Net Assets	$577,736,019	$253,199,156	$ 49,076,073
Institutional Class Shares:
Net assets	$577,736,019	$253,199,156	$ 49,076,073
Shares outstanding	31,969,535	21,338,174	4,772,317
Net asset value, offering and redemption price per share	$ 18.07	$ 11.87	$ 10.28
[1]Non-affiliated investments, at cost	$502,694,033	$218,527,778	$ 43,343,888
[2]Includes market value of securities designated as collateral for swaps	$150,951,755	$ 77,619,254	$ 28,273,259

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Continued)
March 31, 2022
(Unaudited)
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Hedged Core Fund
Assets
Non-affiliated investments, at value[1,2]	$250,868,682	$61,213,829	$11,645,232
Affiliated investments, at value[3]	234,069,406	—	—
Swaps, at value(a)	102,896,277	—	—
Cash and cash equivalents	2,003,043	—	50,435
Due from broker	35,222,627	—	—
Deposits with brokers for securities sold short	—	—	61,207
Receivables:
Investments sold	4,282,234	1,859,517	278,251
Capital shares sold	381,314	42,628	—
Dividends	259,463	52,707	12,544
Prepaid expenses and other assets	65,025	12,364	—
Total Assets	630,048,071	63,181,045	12,047,669
Liabilities
Securities sold short, at value[4]	—	—	3,338,849
Due to custodian	—	421,130	—
Obligation to return cash collateral on swap contracts (Note 1)	109,050,000	—	—
Payables:
Investments purchased	3,168,236	923,959	278,637
Capital shares redeemed	789,556	137,120	—
Investment adviser	288,107	21,943	4,760
Administration and accounting fees	23,035	4,699	—
12b-1 distribution fees (Investor Class Shares)	2,717	—	—
Dividends and fees on securities sold short	—	—	3,385
Accrued expenses	105,433	36,999	1,042
Total Liabilities	113,427,084	1,545,850	3,626,673
Net Assets	$516,620,987	$61,635,195	$ 8,420,996
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 245,476	$ 40,225	$ 7,273
Paid-in capital	343,330,658	48,874,270	7,170,959
Total distributable earnings	173,044,853	12,720,700	1,242,764
Net Assets	$516,620,987	$61,635,195	$ 8,420,996
Institutional Class Shares:
Net assets	$503,481,675	$61,635,195	$ 8,420,996
Shares outstanding	23,922,037	4,022,462	727,344
Net asset value, offering and redemption price per share	$ 21.05	$ 15.32	$ 11.58
Investor Class Shares:
Net assets	$ 13,139,312	N/A	N/A
Shares outstanding	625,543	N/A	N/A
Net asset value, offering and redemption price per share	$ 21.00	N/A	N/A
[1]Non-affiliated investments, at cost	$231,443,930	$52,981,918	$10,311,947
[2]Includes market value of securities designated as collateral for swaps	$200,637,041	$ —	$ —
[3]Affiliated investments, at cost	$232,808,996	$ —	$ —
[4]Proceeds received, securities sold short	$ —	$ —	$ 3,526,873

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Concluded)
March 31, 2022
(Unaudited)
	Gotham Enhanced S&P 500 Index Fund	Gotham Hedged Core Fund
Assets
Non-affiliated investments, at value[1]	$16,945,452	$11,645,232
Cash and cash equivalents	105,561	50,435
Deposits with brokers for securities sold short	—	61,207
Receivables:
Investments sold	292,001	278,251
Capital shares sold	9,691	—
Dividends	12,125	12,544
Total Assets	17,364,830	12,047,669
Liabilities
Securities sold short, at value[2]	—	3,338,849
Payables:
Investments purchased	292,997	278,637
Investment adviser	4,908	4,760
Capital shares redeemed	1,406	—
Dividends and fees on securities sold short	—	3,385
Accrued expenses	2,103	1,042
Total Liabilities	301,414	3,626,673
Net Assets	$17,063,416	$ 8,420,996
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 10,552	$ 7,273
Paid-in capital	13,844,985	7,170,959
Total distributable earnings	3,207,879	1,242,764
Net Assets	$17,063,416	$ 8,420,996
Institutional Class Shares:
Net assets	$17,063,416	$ 8,420,996
Shares outstanding	1,055,225	727,344
Net asset value, offering and redemption price per share	$ 16.17	$ 11.58
[1]Non-affiliated investments, at cost	$14,074,543	$10,311,947
[2]Proceeds received, securities sold short	$ —	$ 3,526,873
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations
For the Six Months Ended March 31, 2022
(Unaudited)
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment income
Dividends from non-affiliated investments	$ 3,376,686	$ 1,543,635	$ 264,856
Interest	35	10	7
Less: taxes withheld	(15,250)	(10,606)	(1,634)
Total investment income	3,361,471	1,533,039	263,229
Expenses
Advisory fees (Note 2)	4,100,621	1,853,466	330,009
Transfer agent fees (Note 2)	221,681	76,700	16,194
Administration and accounting fees (Note 2)	113,399	78,294	48,513
Trustees’ and officers’ fees(Note 2)	72,729	33,884	6,063
Legal fees	65,423	29,489	6,424
Audit fees	40,261	25,538	18,772
Shareholder reporting fees	37,255	20,555	12,190
Custodian fees(Note 2)	29,799	16,696	2,661
Registration and filing fees	22,132	6,189	6,190
Other expenses	13,503	8,377	5,973
Total expenses before recoupments, waivers and/or reimbursements	4,716,803	2,149,188	452,989
Recoupments, waivers and/or reimbursements(Note 2)	(616,128)	(295,700)	(122,980)
Net expenses after recoupments, waivers and/or reimbursements	4,100,675	1,853,488	330,009
Net investment loss	(739,204)	(320,449)	(66,780)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	31,768,132	13,191,669	2,004,102
Net realized gain from swaps	10,739,215 (a)	12,347,750 (a)	519,284 (a)
Net realized gain from foreign currency transactions	207	101	46
Net change in unrealized depreciation on non-affiliated investments	(13,572,214)	(6,303,630)	(216,643)
Net change in unrealized appreciation on swaps	12,746,345 (a)	4,437,726 (a)	1,898,284 (a)
Net change in unrealized depreciation on foreign currency translations	(708)	(361)	(95)
Net realized and unrealized gain on investments	41,680,977	23,673,255	4,204,978
Net increase in net assets resulting from operations	$ 40,941,773	$23,352,806	$4,138,198

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Continued)
For the Six Months Ended March 31, 2022
(Unaudited)
	Gotham Index Plus Fund	Gotham Large Value Fund
Investment income
Dividends from non-affiliated investments from non-affiliated investments	$ 2,708,042	$ 673,960
Dividends from affiliated investments	534,389	—
Interest	13	8
Less: taxes withheld	(704)	(467)
Total investment income	3,241,740	673,501
Expenses
Advisory fees (Note 2)	2,084,251	248,376
Transfer agent fees (Note 2)	191,042	31,297
Administration and accounting fees (Note 2)	80,631	14,819
Trustees’ and officers’ fees(Note 2)	68,623	12,010
Legal fees	56,817	12,228
Registration and filing fees	37,419	9,253
Custodian fees(Note 2)	36,738	3,183
Audit fees	30,569	12,927
Shareholder reporting fees	26,181	11,794
Distribution fees (Investor Class)(Note 2)	16,284	—
Other expenses	15,759	5,309
Total expenses before recoupments, waivers and/or reimbursements	2,644,314	361,196
Recoupments, waivers and/or reimbursements(Note 2)	(172,122)	(112,839)
Net expenses after recoupments, waivers and/or reimbursements	2,472,192	248,357
Net investment income	769,548	425,144
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	70,761,387 (a)	7,136,731
Net realized loss from swaps	(3,068,116) (b)	—
Net change in unrealized depreciation on non-affiliated investments	(40,738,979)	(1,727,774)
Net change in unrealized appreciation on affiliated investments	1,166,033	—
Net change in unrealized appreciation on swaps	15,733,041 (b)	—
Net realized and unrealized gain on investments	43,853,366	5,408,957
Net increase in net assets resulting from operations	$ 44,622,914	$ 5,834,101

(a)	Includes net realized gains of $58,353,007 relating to a redemption in-kind. For tax purposes, no gain or losses will be recognized.
(b)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Concluded)
For the Six Months Ended March 31, 2022
(Unaudited)
	Gotham Enhanced S&P 500 Index Fund	Gotham Hedged Core Fund
Investment income
Dividends from non-affiliated investments	$ 141,998	$ 107,632
Interest	2	2
Less: taxes withheld	(3)	—
Total investment income	141,997	107,634
Expenses
Advisory fees (Note 2)	41,754	29,250
Support services fees	12,526	6,268
Dividends and fees on securities sold short (Note 1)	—	36,940
Total expenses before recoupments, waivers and/or reimbursements	54,280	72,458
Recoupments, waivers and/or reimbursements(Note 2)	(12,526)	—
Net expenses after recoupments, waivers and/or reimbursements	41,754	72,458
Net investment income	100,243	35,176
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	668,896	382,918
Net realized loss from securities sold short	—	(141,444)
Net change in unrealized appreciation on non-affiliated investments	395,835	268,954
Net change in unrealized appreciation on securities sold short	—	90,055
Net realized and unrealized gain on investments	1,064,731	600,483
Net increase in net assets resulting from operations	$1,164,974	$ 635,659
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets
	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (739,204)	$ (1,887,777)	$ (320,449)	$ (806,654)
Net realized gains from investments, swaps and foreign currency transactions	42,507,554	73,266,111	25,539,520	64,088,645
Net change in unrealized depreciation on investments, swaps and foreign currency translations	(826,577)	(1,145,601)	(1,866,265)	(11,239,376)
Net increase in net assets resulting from operations	40,941,773	70,232,733	23,352,806	52,042,615
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	—	(42,651,417)	(334,852)
Net decrease in net assets from dividends and distributions to shareholders	—	—	(42,651,417)	(334,852)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	37,265,395	(76,693,148)	45,179,176	(61,113,855)
Total increase/(decrease) in net assets	78,207,168	(6,460,415)	25,880,565	(9,406,092)
Net assets
Beginning of period	499,528,851	505,989,266	227,318,591	236,724,683
End of period	$577,736,019	$499,528,851	$253,199,156	$227,318,591
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Neutral Fund		Gotham Index Plus Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$ (66,780)	$ (226,259)	$ 769,548	$ 2,375,987
Net realized gains from investments, swaps and foreign currency transactions	2,523,432	6,805,014	67,693,271	139,673,952
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	1,681,546	(6,635,519)	(23,839,905)	(41,397,278)
Net increase/(decrease) in net assets resulting from operations	4,138,198	(56,764)	44,622,914	100,652,661
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	—	(25,263,484)	(4,445,820)
Investor Class	N/A	N/A	(667,869)	(98,640)
Net decrease in net assets from dividends and distributions to shareholders	—	—	(25,931,353)	(4,544,460)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	4,769,685	(15,450,336)	40,502,725	(43,732,266)
Total increase/(decrease) in net assets	8,907,883	(15,507,100)	59,194,286	52,375,935
Net assets
Beginning of period	40,168,190	55,675,290	457,426,701	405,050,766
End of period	$49,076,073	$ 40,168,190	$516,620,987	$457,426,701
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Large Value Fund		Gotham Enhanced S&P 500 Index Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment income	$ 425,144	$ 1,138,914	$ 100,243	$ 146,962
Net realized gains from investments	7,136,731	18,029,679	668,896	1,005,340
Net change in unrealized appreciation/(depreciation) on investments	(1,727,774)	4,213,869	395,835	1,553,131
Net increase in net assets resulting from operations	5,834,101	23,382,462	1,164,974	2,705,433
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(11,158,028)	(1,307,860)	(1,109,897)	(114,476)
Net decrease in net assets from dividends and distributions to shareholders	(11,158,028)	(1,307,860)	(1,109,897)	(114,476)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	1,607,860	(26,725,897)	1,439,410	6,631,865
Total increase/(decrease) in net assets	(3,716,067)	(4,651,295)	1,494,487	9,222,822
Net assets
Beginning of period	65,351,262	70,002,557	15,568,929	6,346,107
End of period	$ 61,635,195	$ 65,351,262	$17,063,416	$15,568,929
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Concluded)
	Gotham Hedged Core Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Net increase in net assets from operations:
Net investment income	$ 35,176	$ 103,349
Net realized gains from investments and securities sold short	241,474	1,189,444
Net change in unrealized appreciation on investments and securities sold short	359,009	181,311
Net increase in net assets resulting from operations	635,659	1,474,104
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(1,449,183)	(83,766)
Net decrease in net assets from dividends and distributions to shareholders	(1,449,183)	(83,766)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	1,057,830	(2,017,190)
Total increase/(decrease) in net assets	244,306	(626,852)
Net assets
Beginning of period	8,176,690	8,803,542
End of period	$ 8,420,996	$ 8,176,690
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statement of Cash Flow
For the Six Months Ended March 31, 2022
(Unaudited)
Gotham Hedged Core Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 635,659

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(11,876,042)
Proceeds from disposition of long-term portfolio investments	12,260,116
Purchases to cover securities sold short	(6,244,512)
Proceeds from securities sold short	6,242,268
Net realized gain on investments and investments sold short	(241,474)
Net change in unrealized appreciation/(depreciation) on investments and investments sold short	(359,009)
Increase in receivable for investments sold	(72,175)
Decrease in dividends and interest receivable	1,879
Increase in payable for investments purchased	72,566
Decrease in payable for dividends and fees on securities sold short	(641)
Decrease in payable to investment adviser	(14,827)
Decrease in accrued expense payable	(8)
Net cash provided by operating activities	403,800
Cash flows from financing activities:
Proceeds from shares sold	25,000
Payment of shares redeemed	(416,353)
Net cash used in financing activities	(391,353)
Net increase in cash and restricted cash	12,447
Cash and restricted cash:
Beginning of period:	$ 99,195
End of period:	$ 111,642
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	$ 27,188
Restricted Cash	$ 72,007
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$ 50,435
Restricted Cash	$ 61,207

Supplemental disclosure of cash flow information:
Cash received during the period for financing charges	$ 11,251
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Absolute Return Fund
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 16.73	$ 14.39	$ 15.01	$ 14.86	$ 13.94	$ 12.70
Net investment loss(1)	(0.02)	(0.06)	(0.06)	(0.00) (2)	(0.09)	(0.12)
Net realized and unrealized gain/(loss) on investments	1.36	2.40	(0.56)	0.15	1.01	1.36
Total from investment operations	1.34	2.34	(0.62)	0.15	0.92	1.24
Redemption fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of period	$ 18.07	$ 16.73	$ 14.39	$ 15.01	$ 14.86	$ 13.94
Total investment return(4)	8.01%	16.26%	(4.13)%	1.01%	6.60%	9.76%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$577,736	$499,529	$505,989	$857,247	$1,069,045	$884,205
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)(5)	1.50% (6)	1.50%	2.55%	2.58%	2.56%	2.81%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)(7)	1.73% (6)	1.77%	2.65%	2.60%	2.63%	2.95%
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.27)% (6)	(0.39)%	(0.39)%	(0.02)% (8)	(0.58)%	(0.88)%
Portfolio turnover rate	143% (9)	210%	259%	233%	258%	238%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.05%, 2.15%, 2.15% and 2.15% for the years ended September 30, 2020, 2019, 2018 and 2017, respectively.
(6)	Annualized.
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(9)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced Return Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 12.92	$ 10.21	$ 14.51	$ 15.55	$ 13.68	$ 11.79
Net investment loss(1)	(0.02)	(0.04)	(0.04)	(0.08)	(0.13)	(0.07)
Net realized and unrealized gain/(loss) on investments	1.37	2.77	(0.48)	0.26	2.14	1.96
Total from investment operations	1.35	2.73	(0.52)	0.18	2.01	1.89
Dividends and distributions to shareholders from:
Net investment income	—	(0.02)	—	—	—	—
Net realized capital gains	(2.40)	—	(3.78)	(1.22)	(0.14)	—
Total dividends and distributions to shareholders	(2.40)	(0.02)	(3.78)	(1.22)	(0.14)	—
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 11.87	$ 12.92	$ 10.21	$ 14.51	$ 15.55	$ 13.68
Total investment return(3)	10.27%	26.73%	(6.81)%	1.79%	14.79%	16.03%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$253,199	$227,319	$236,725	$519,067	$845,833	$897,371
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.50% (5)	1.50%	2.12%	3.56%	3.63%	3.55%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)(6)	1.74% (5)	1.79%	2.22%	3.56%	3.67%	3.56%
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.26)% (5)	(0.36)%	(0.37)%	(0.56)%	(0.84)%	(0.51)%
Portfolio turnover rate	133% (7)	203%	213%	204%	197%	196%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 2.06%, 2.15%, 2.15% and 2.15% for years ended September 30, 2020, 2019, 2018 and 2017, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Neutral Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 9.32	$ 9.19	$ 10.35	$ 10.25	$ 10.23	$ 9.91
Net investment income/(loss)(1)	(0.02)	(0.05)	(0.09)	0.01	(0.09)	(0.13)
Net realized and unrealized gain/(loss) on investments	0.98	0.18	(1.07)	0.09	0.11	0.45
Total from investment operations	0.96	0.13	(1.16)	0.10	0.02	0.32
Redemption fees	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 10.28	$ 9.32	$ 9.19	$ 10.35	$ 10.25	$ 10.23
Total investment return(3)	10.30%	1.42%	(11.21)%	0.98%	0.20%	3.23%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$49,076	$40,168	$55,675	$181,413	$356,672	$669,540
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.50% (5)	1.50%	2.79%	2.34%	2.61%	3.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)(6)	2.06% (5)	2.07%	2.90%	2.33%	2.73%	3.14%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.30)% (5)	(0.53)%	(0.95)%	0.11% (7)	(0.87)%	(1.31)%
Portfolio turnover rate	208% (8)	282%	356%	331%	274%	261%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.09%, 2.15%, 2.15% and 2.15% for the years ended September 30, 2020, 2019, 2018 and 2017, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 20.30	$ 16.19	$ 15.18	$ 15.73	$ 13.00	$ 10.59
Net investment income(1)	0.03	0.10	0.14	0.13	0.10	0.06
Net realized and unrealized gain/(loss) on investments	1.87	4.19	1.09	(0.39)	2.68	2.41
Total from investment operations	1.90	4.29	1.23	(0.26)	2.78	2.47
Dividends and distributions to shareholders from:
Net investment income	(0.10)	(0.18)	(0.22)	(0.06)	(0.05)	(0.06)
Net realized capital gains	(1.05)	—	—	(0.23)	—	—
Total dividends and distributions to shareholders	(1.15)	(0.18)	(0.22)	(0.29)	(0.05)	(0.06)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 21.05	$ 20.30	$ 16.19	$ 15.18	$ 15.73	$ 13.00
Total investment return(3)	9.41%	26.76%	8.14%	(1.57)%	21.45%	23.25%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$503,482	$444,756	$394,773	$647,415	$631,060	$199,796
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	0.99% (5)	1.13%	1.17%	2.99%	3.39%	3.61%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	1.06% (5)	1.22%	1.25%	3.04%	3.39%	3.62%
Ratio of net investment income to average net assets (including dividend and interest expense)	0.32% (5)	0.55%	0.89%	0.89%	0.69%	0.46%
Portfolio turnover rate	98% (7)(8)	158% (8)	224%	253%	218%	204%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund’s Institutional Class Shares would be 1.15%, 1.15%, 1.15% and 1.15% for the years ended September 30, 2020, 2019, 2018 and 2017, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of period	$ 20.23	$ 16.15	$ 15.13	$ 15.70	$ 14.48
Net investment income/(loss)(1)	0.01	0.06	0.10	(0.06)	0.05
Net realized and unrealized gain/(loss) on investments	1.86	4.16	1.10	(0.24)	1.17
Total from investment operations	1.87	4.22	1.20	(0.30)	1.22
Dividends and distributions to shareholders from:
Net investment loss	(0.05)	(0.14)	(0.18)	(0.04)	—
Net realized capital gains	(1.05)	—	—	(0.23)	—
Total dividends and distributions to shareholders	(1.10)	(0.14)	(0.18)	(0.27)	—
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 21.00	$ 20.23	$ 16.15	$ 15.13	$ 15.70
Total investment return(3)	9.27%	26.33%	7.94%	(1.82)%	8.43%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$13,139	$12,671	$10,278	$17,464	$14,403
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.24% (5)	1.38%	1.42%	4.28%	3.64% (5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)(6)	1.32% (5)	1.47%	1.50%	4.34%	3.64% (5)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.07% (5)	0.30%	0.64%	(0.40)%	0.49% (5)
Portfolio turnover rate	98% (7)(8)	158% (8)	224%	253%	218% (9)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $14.48 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund’s Investor Class Shares would be 1.40%, 1.40% and 1.40% for the years ended September 30, 2020, 2019 and the period ended September 30, 2018, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
(9)	Reflects portfolio turnover of the Fund for the year ended September 30, 2018.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Large Value Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 16.71	$ 12.98	$ 13.29	$ 13.02	$ 12.46	$ 10.87
Net investment income(1)	0.10	0.20	0.25	0.20	0.14	0.14
Net realized and unrealized gain/(loss) on investments	1.38	3.76	(0.22)	0.18	2.03	1.71
Total from investment operations	1.48	3.96	0.03	0.38	2.17	1.85
Dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.23)	(0.23)	(0.01)	(0.28)	(0.26)
Net realized capital gains	(2.62)	—	(0.11)	(0.10)	(1.33)	—
Total dividends and distributions to shareholders	(2.87)	(0.23)	(0.34)	(0.11)	(1.61)	(0.26)
Redemption fees	—	—	0.00 (2)	—	—	—
Net asset value, end of period	$ 15.32	$ 16.71	$ 12.98	$ 13.29	$ 13.02	$ 12.46
Total investment return(3)	9.12%	30.83%	0.04%	3.11%	18.93%	17.31%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$61,635	$65,351	$70,003	$58,978	$31,318	$ 2,627
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.75% (4)	0.75%	0.75%	0.75%	0.88%	0.95%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.09% (4)	1.05%	1.03%	1.05%	2.19%	4.40%
Ratio of net investment income to average net assets	1.28% (4)	1.29%	1.95%	1.61%	1.12%	1.19%
Portfolio turnover rate	135% (6)	226%	406%	316%	670%	169%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced S&P 500 Index Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of period	$ 16.07	$ 12.86	$ 11.93	$ 13.70	$ 11.53	$10.00
Net investment income(1)	0.10	0.17	0.21	0.19	0.20	0.13
Net realized and unrealized gain on investments	1.11	3.17	1.14	0.03	2.39	1.40
Total from investment operations	1.21	3.34	1.35	0.22	2.59	1.53
Dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.13)	(0.15)	(0.21)	(0.16)	—
Net realized capital gains	(0.94)	—	(0.27)	(1.78)	(0.26)	—
Total dividends and distributions to shareholders	(1.11)	(0.13)	(0.42)	(1.99)	(0.42)	—
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—	—
Net asset value, end of period	$ 16.17	$ 16.07	$ 12.86	$ 11.93	$ 13.70	$11.53
Total investment return(3)	7.49%	26.17%	11.53%	3.46%	22.97%	15.30%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$17,063	$15,569	$ 6,346	$ 6,635	$ 3,529	$2,931
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50% (4)	0.50%	0.50%	0.50%	0.50%	0.50% (4)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	0.65% (4)	1.12%	2.13%	3.20%	2.55%	3.61% (4)
Ratio of net investment income to average net assets	1.20% (4)	1.14%	1.75%	1.65%	1.59%	1.66% (4)
Portfolio turnover rate	98% (6)	178%	345%	328%	230%	268% (6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Hedged Core Fund
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 12.88	$ 11.33	$ 11.16	$ 12.61	$ 11.34	$10.00
Net investment income(1)	0.05	0.13	0.13	0.14	0.11	0.07
Net realized and unrealized gain/(loss) on investments	0.94	1.51	0.70	(0.11)	1.35	1.27
Total from investment operations	0.99	1.64	0.83	0.03	1.46	1.34
Dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.07)	(0.17)	(0.07)	(0.18)	—
Net realized capital gains	(2.12)	(0.02)	(0.49)	(1.41)	(0.01)	—
Total dividends and distributions to shareholders	(2.29)	(0.09)	(0.66)	(1.48)	(0.19)	—
Redemption fees	—	0.00 (2)	—	—	—	—
Net asset value, end of period	$ 11.58	$ 12.88	$ 11.33	$ 11.16	$ 12.61	$11.34
Total investment return(3)	7.83%	14.56%	7.59%	0.86%	12.93%	13.40%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 8,421	$ 8,177	$ 8,804	$ 2,582	$ 2,561	$2,267
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.73% (5)	1.66%	1.52%	1.00%	1.16%	1.40%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	1.73% (5)	2.10%	3.47%	4.05%	3.85%	4.91%
Ratio of net investment income to average net assets (including dividend and interest expense)	0.84% (5)	1.07%	1.20%	1.29%	0.91%	0.66%
Portfolio turnover rate	102% (7)	205%	267%	228%	221%	249%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 0.85%, 0.85%, 0.85%, 0.85%, 0.85% and 0.85% for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019, 2018 and 2017, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Notes to Financial Statements
March 31, 2022
(Unaudited)
1. Organization and Significant Accounting Policies
The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Index Plus Fund, the Gotham Large Value Fund, the Gotham Enhanced S&P 500 Index Fund and the Gotham Hedged Core Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class. The Gotham Index Plus Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:
Gotham Absolute Return Fund ("Absolute Return")	August 31, 2012
Gotham Enhanced Return Fund ("Enhanced Return")	May 31, 2013
Gotham Neutral Fund ("Neutral ")	August 30, 2013
Gotham Index Plus Fund ("Index Plus")	March 31, 2015
Gotham Large Value Fund ("Large Value")	December 31, 2015
Gotham Enhanced S&P 500 Index Fund ("Enhanced S&P 500 Index")	December 30, 2016
Gotham Hedged Core Fund ("Hedged Core")	September 30, 2016
All the Funds, except for Large Value and Enhanced S&P 500 Index, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: total return swaps with an end of period unrealized appreciation of $44,889,178, $39,756,771, $4,954,306 and $102,896,277 held by Absolute Return, Enhanced Return, Neutral, and Index Plus, respectively. These securities are considered Level 2 as of and for the six months ended March 31, 2022.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2022, there were no transfers in or out of Level 3 for the Funds.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statements of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of  non-taxable dividends, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to such Fund's shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.
Short Sales — All Funds except for Large Value and Enhanced S&P 500 Index may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission ("SEC") and other applicable regulatory bodies with respect to coverage of short sales.
As of March 31, 2022, the following Fund had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:
	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Hedged Core	$3,338,849	$7,773,396	$61,207

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statements of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section on the Statements of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Fund had net charges as shown in the table below for the six months ended March 31, 2022:
	Dividends on Securities Sold Short	Rebate (Income)/Fees
Hedged Core	$25,367	$3,375
The following Fund utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Fund's respective investment objectives. A financing fee is charged to the Fund based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statements of Operations and are as follows for the six months ended March 31, 2022:
	Short Sales (Deposits) Proceeds	Financing Charges
Hedged Core	$3,338,816	$8,198
Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.
Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend accruals or payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2022, only Absolute Return, Enhanced Return, Neutral and Index Plus held total return swaps.
For the six months ended March 31, 2022, the quarterly average notional value of the total return swaps for each Fund was as follows:
Notional Amount
Absolute Return	$(233,121,160)
Enhanced Return	(30,005,627)
Neutral	(35,275,241)
Index Plus	(69,790,931)
Counterparty Risk — During the six months ended March 31, 2022, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.
The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.
Liquidity Risk — During the six months ended March 31, 2022, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — During the six months ended March 31, 2022, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to a Master Netting agreement. In order to define their contractual rights and to secure rights that will help mitigate their counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds' net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.
LIBOR Phase-out Risk — The United Kingdom's Financial Conduct Authority, which regulates London Interbank Overnight Rates ("LIBOR"), has announced plans to phase out the use of LIBOR by June 2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which the Funds invest, as well as other unforeseen effects, could result in losses to the Funds.
Collateral Requirements — During the six months ended March 31, 2022, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
				Gross Amount Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/(Received)*	Net Amount**
Absolute Return	$ 44,889,178	$—	$ 44,889,178	$—	$ (18,950,000)	$25,939,178
Enhanced Return	39,756,771	—	39,756,771	—	(38,980,000)	776,771
Neutral	4,954,306	—	4,954,306	—	(3,550,000)	1,404,306
Index Plus	102,896,277	—	102,896,277	—	(102,896,277)	—

*	Amount disclosed is limited to the amount of assets presented in each Statements of Assets and Liabilities. Actual collateral pledged/(received) may be more than the amount shown.
**	Net amount represents the net receivable from the counterparty in the event of a default.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
2. Transactions with Related Parties and Other Service Providers
Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:
Absolute Return(1)	1.50%
Enhanced Return(1)	1.50%
Neutral	1.50%
Index Plus(1)	1.00%
Large Value	0.75%
Enhanced S&P 500 Index(1)(2)	0.50%
Hedged Core(2)	0.70%

(1)	Effective February 1, 2021, the advisory fee payable to Gotham shall be reduced by the dollar amount attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an "underlying fund" and collectively, the "underlying Funds"), and the amount of such reduction shall be calculated based on the Fund's average daily assets invested in an underlying fund. The effect of the reduction of investment advisory fee is intended to provide that Gotham's aggregated direct and indirect compensation from a Fund and any underlying fund, respectively, does not exceed the annual advisory fee, prior to February 1, 2021.
(2)	Effective November 1, 2020 and February 1, 2021, Enhanced S&P 500 and Hedged Core, respectively entered into a Support, Service and Fee Assumption Agreement (“Support Agreement”) pursuant to which Gotham supports the Fund’s non-investment advisory operations by (i) performing or contracting for certain operational support services of the Fund, and (ii) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust. In exchange for the performance of services and the assumption of payment obligations, Gotham receives a fee of the lesser of (a) the annualized rate of 0.15% of the Fund’s average daily net assets, or (b) the actual amount of the Gotham’s payment obligation under the Support Agreement.
For all Funds, except for Neutral, Large Value and Hedged Core, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). For Neutral, Large Value and Hedged Core, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended March 31, 2022.
	Institutional Class	Investor Class	Termination Date
Absolute Return	0.00%	N/A	January 31, 2023
Enhanced Return	0.00%	N/A	January 31, 2023
Neutral	1.50%	N/A	January 31, 2023
Index Plus	0.15%	0.15%	January 31, 2023
Large Value	0.75%	N/A	January 31, 2023
Enhanced S&P 500 Index	0.00%	N/A	January 31, 2023
Hedged Core	0.85%	N/A	January 31, 2023

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
For the six months ended March 31, 2022, investment advisory fees accrued and waivers were as follows:
	Gross Advisory Fee	Recoupments, Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$4,100,621	$(616,128)	$3,484,493
Enhanced Return	1,853,466	(295,700)	1,557,766
Neutral	330,009	(122,980)	207,029
Index Plus	2,084,251	(172,122)	1,912,129
Large Value	248,376	(112,839)	135,537
Enhanced S&P 500 Index	41,754	(12,526)	29,228
Hedged Core	29,250	—	29,250
For all Funds, except for Absolute Return, Enhanced Return, Neutral, Large Value and Enhanced S&P 500 Index, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2022, the amounts of potential reimbursement from the Funds to the Adviser are as follows:
		Expiration
	09/30/2022	09/30/2023	09/30/2024	03/31/2025	Total
Index Plus
Institutional Class	$368,534	$422,424	$391,665	$167,301	$1,349,924
Investor Class	11,505	10,902	11,305	4,821	38,533
Hedged Core	40,343	84,728	42,614	—	167,685
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer Agent fees in the Statements of Operations.
Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the average daily net assets of Index Plus's Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC ("Alaric") provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer until December 6, 2021. Effective December 7, 2021, Foreside Consulting LLC ("Foreside") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, Alaric and Foreside are compensated for their services provided to the Trust.
Investment in Affiliated Funds
The following table lists an issuer owned by Index Plus that may be deemed an "affiliated company" under the 1940 Act, as well as transactions that occurred in the security of such issuer during the six months ended March 31, 2022:
Name of Issuer	Value at 09/30/21	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Dividend Income
Gotham Enhanced 500 ETF	$56,600,440	$176,302,933	$—	$—	$1,166,033	$234,069,406	9,510,300	$534,389
Total	$56,600,440			$—	$1,166,033	$234,069,406		$534,389
3. Investment in Securities
For the six months ended March 31, 2022, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Absolute Return	$796,088,340	$740,573,755
Enhanced Return	327,713,348	310,699,065
Neutral	93,576,548	86,882,414
Index Plus	639,729,775	453,993,402
Large Value	88,457,396	97,589,404
Enhanced S&P 500 Index	16,640,042	16,233,457
Hedged Core	11,878,670	12,260,116
For the six months ended March 31, 2022, the Funds had no purchases and sales of U.S. Government securities.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
4. Capital Share Transactions
For the six months ended March 31, 2022 and the year ended September 30, 2021, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class
Sales	5,190,720	$ 92,311,749	7,666,168	$ 119,418,117
Reinvestments	—	—	—	—
Redemption Fees*	—	149	—	3,195
Redemptions	(3,081,581)	(55,046,503)	(12,960,370)	(196,114,460)
Net increase/(decrease)	2,109,139	$ 37,265,395	(5,294,202)	$ (76,693,148)

Enhanced Return:
Institutional Class
Sales	2,661,949	$ 32,613,953	2,371,756	$ 28,529,943
Reinvestments	3,184,005	38,112,539	28,679	300,838
Redemption Fees*	—	71	—	405
Redemptions	(2,107,789)	(25,547,387)	(7,991,664)	(89,945,041)
Net increase/(decrease)	3,738,165	$ 45,179,176	(5,591,229)	$ (61,113,855)

Neutral :
Institutional Class
Sales	714,458	$ 7,235,905	1,337,315	$ 11,923,402
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	427
Redemptions	(253,616)	(2,466,220)	(3,086,156)	(27,374,165)
Net increase/(decrease)	460,842	$ 4,769,685	(1,748,841)	$ (15,450,336)

Index Plus:
Institutional Class
Sales	10,932,249	$ 228,998,111	5,446,249	$ 103,170,604
Reinvestments	831,227	17,389,271	202,608	3,379,499
Redemption Fees*	—	925	—	1,856
Redemptions	(9,754,882)	(205,870,237)**	(8,112,889)	(149,954,593)***
Net increase/(decrease)	2,008,594	$ 40,518,070	(2,464,032)	$ (43,402,634)

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
	Shares	Value	Shares	Value

Investor Class
Sales	29,506	$ 619,451	176,170	$ 3,083,440
Reinvestments	31,565	659,395	5,855	97,550
Redemption Fees*	—	29	—	53
Redemptions	(61,756)	(1,294,220)	(192,351)	(3,510,675)
Net decrease	(685)	$ (15,345)	(10,326)	$ (329,632)

Total net increase/(decrease)	2,007,909	$ 40,502,725	(2,474,358)	$ (43,732,266)
Large Value:
Institutional Class
Sales	290,570	$ 4,607,374	1,586,757	$ 24,657,014
Reinvestments	732,035	11,053,734	92,168	1,307,860
Redemption Fees*	—	—	—	—
Redemptions	(911,282)	(14,053,248)	(3,159,326)	(52,690,771)
Net increase/(decrease)	111,323	$ 1,607,860	(1,480,401)	$ (26,725,897)

Enhanced S&P 500 Index:
Institutional Class
Sales	156,042	$ 2,540,364	647,845	$ 9,238,470
Reinvestments	67,997	1,109,708	8,342	114,453
Redemption Fees*	—	970	—	59
Redemptions	(137,770)	(2,211,632)	(180,580)	(2,721,117)
Net increase	86,269	$ 1,439,410	475,607	$ 6,631,865

Hedged Core:
Institutional Class
Sales	2,252	$ 25,000	253,294	$ 2,911,941
Reinvestments	126,346	1,449,183	7,446	83,766
Redemption Fees*	—	—	—	2,923
Redemptions	(36,115)	(416,353)	(403,008)	(5,015,820)
Net increase/(decrease)	92,483	$ 1,057,830	(142,268)	$ (2,017,190)

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
**	Index Plus had a redemption in-kind on March 21, 2022, in the amount of $166,753,322. The redemption was comprised securities and cash in the amount of $165,957,903 and $795,419, respectively.
***	Index Plus had a redemption in-kind on September 29, 2021, in the amount of $20,610,000. The redemption was comprised of securities and cash, in the amount of $20,364,792 and $245,208, respectively.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Significant Shareholders
As of March 31, 2022, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
Neutral
Affiliated Fund	6%
Index Plus
Affiliated Shareholders	1%
Large Value
Affiliated Fund	9%
Enhanced S&P 500 Index
Affiliated Fund	25%
Affiliated Shareholders	1%
Non-affiliated Shareholders	24%
Hedged Core
Affiliated Fund	51%
Non-affiliated Shareholders	42%
5. Securities Lending
All Funds, except for Large Value and Enhanced S&P 500 Index, may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund's investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund's securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. Securities on loan are not used as collateral for swaps or as collateral for short securities, if any. During the six months ended March 31, 2022, none of the Funds entered into the securities lending program or had any income generated from the program.
Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement ("MSLA") which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The Funds had no open securities lending transactions which were subject to a MSLA as of March 31, 2022.
6. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
more-likely-than-not threshold would be recorded as tax benefit or expense in the current year.Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The tax character of distributions paid by the Funds during the year ended September 30, 2021, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Enhanced Return	$ 334,833	$ 19	$—
Index Plus	4,544,442	18	—
Large Value	1,307,860	—	—
Enhanced S&P 500 Index	114,476	—	—
Hedged Core	64,724	19,042	—
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Absolute Return	$(57,597,239)	$ —	$ —	$ 79,123,406	$(1,830,361)
Enhanced Return	—	—	42,650,867	59,273,404	(1,007,878)
Neutral	(75,556,945)	—	—	5,128,471	(240,255)
Index Plus	—	—	18,126,410	137,649,971	(1,423,089)
Large Value	—	563,127	9,133,859	8,347,641	—
Enhanced S&P 500 Index	—	120,041	848,438	2,184,323	—
Hedged Core	—	82,367	1,112,773	861,148	—
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2021, were primarily attributed to wash sales, deferral of loss on unsettled short sale transactions, straddle losses outstanding, amortization of organizational costs and deferred interest expense. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

GOTHAM FUNDS
Notes to Financial Statements (Concluded) March 31, 2022
(Unaudited)
As of March 31, 2022, the federal tax cost, aggregated gross unrealized appreciation and depreciation of securities held by the Funds were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute Return	$502,694,033	$120,555,558	$(31,984,769)	$ 88,570,789
Enhanced Return	218,527,778	80,208,585	(18,247,047)	61,961,538
Neutral	43,343,888	11,529,016	(3,713,531)	7,815,485
Index Plus	464,252,926	150,813,210	(27,231,771)	123,581,439
Large Value	52,981,918	9,469,001	(1,237,090)	8,231,911
Enhanced S&P 500 Index	14,074,543	3,070,347	(199,438)	2,870,909
Hedged Core	10,311,947	1,737,170	(215,861)	1,521,309

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2021. For the year ended September 30, 2021, the Funds deferred to October 1, 2021 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute Return	$1,830,361	$—	$—
Enhanced Return	1,007,878	—	—
Neutral	240,255	—	—
Index Plus	1,423,089	—	—
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2021, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:
	Capital Loss Carryforward
	Short-Term	Long-Term
Absolute Return	$57,597,239	$—
Neutral	75,556,945	—
7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

GOTHAM FUNDS
Statement Regarding Liquidity Risk Management Program
(Unaudited)
On October 16, 2016, the Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Gotham Funds (each a “Fund” and, collectively, the “Funds”), met on December 1-2, 2021 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2021 (the “Report”).
The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:
A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.
B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.
C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

Investment Adviser
Gotham Asset Management, LLC
535 Madison Avenue, 30th Floor
New York, NY 10022
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
GOTI-0322

GOTHAM FUNDS
of
FundVantage Trust
Gotham ESG Large Value Fund
Gotham Defensive Long 500 Fund
Gotham Total Return Fund
Gotham Enhanced 500 Plus Fund
Gotham Hedged Plus Fund
Gotham Short Strategies Fund
SEMI-ANNUAL REPORT
March 31, 2022
(Unaudited)

The report is submitted for general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

GOTHAM FUNDS
SEMI-ANNUAL REPORT
AS OF MARCH 31, 2022

[THIS PAGE INTENTIONALLY LEFT BLANK.]

GOTHAM FUNDS
Important Information
The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.
Each Gotham Fund covered by this report (each a "Fund") compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.
Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham ESG Large Value Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund, except Gotham ESG Large Value Fund, will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Gotham Defensive Long 500 Fund and Gotham Short Strategies Fund utilize one or more swap agreements in their investment programs. The use of derivatives, such as swaps, exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than a Fund’s initial investment. Gotham Total Return Fund will primarily engage in short sales, leverage and swaps through its investments in underlying funds. Certain Funds may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.
A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.
1

GOTHAM FUNDS
Gotham ESG Large Value Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	Since Inception
Institutional Class Shares	7.56%	14.17%	14.42%	18.21% **
S&P 500® Total Return Index	5.92%	15.65%	18.92%	22.32% ***

*	Not annualized.
**	The Gotham ESG Large Value Fund (the “Fund”) incepted on December 31, 2018.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are both 0.75% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.
2

GOTHAM FUNDS
Gotham Defensive Long 500 Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	10.59%	14.87%	5.28%	7.46%	8.81% **
S&P 500® Total Return Index	5.92%	15.65%	18.92%	15.99%	16.46% ***

*	Not annualized.
**	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” are 1.78% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.
3

GOTHAM FUNDS
Gotham Total Return Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	9.11%	15.50%	5.79%	6.93%	6.80% **
Investor Class Shares	9.03%	15.24%	5.54%	6.58%	4.58% **
HFRX Equity Hedge Index	2.35%	8.92%	6.91%	4.66%	3.05% ***

*	Not annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Total Return Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of the shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.66% and 1.00% for the Institutional Class shares, respectively, and 1.91% and 1.25% for the Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions), do not exceed 0.00% with respect to Institutional Class shares, (on an annual basis) and 0.25% with respect to Investor Class shares, (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.
The Fund evaluates its performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index ("HFRX"). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.
The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund's shareholders will indirectly bear the Fund's proportionate share of fees and expenses of the underlying funds in addition to the Fund's own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all of the risks described in Important Information.
4

GOTHAM FUNDS
Gotham Enhanced 500 Plus Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	10.52%	16.64%	14.17%	13.27%	14.22% **
S&P 500® Total Return Index	5.92%	15.65%	18.92%	15.99%	16.45% ***

*	Not annualized.
**	The Gotham Enhanced 500 Plus Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” are 4.70% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.06% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index ("S&P 500® Total Return Index"). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.
5

GOTHAM FUNDS
Gotham Hedged Plus Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	16.25%	25.48%	8.48%	7.79%	8.43% **
HFRX Equity Hedge Index	2.35%	8.92%	6.91%	4.66%	4.87% ***

*	Not annualized.
**	The Gotham Hedged Plus Fund (the “Fund”) commenced operations on March 31, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” are 3.26% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.27% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index ("HFRX"). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.
6

GOTHAM FUNDS
Gotham Short Strategies Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares**	22.93%	21.09%	-7.16%	-6.80%	-4.85%
50% Inverse of the S&P 500®	-4.80%	-9.59%	-10.40%	-8.85%	-8.23%

*	Not annualized.
**	A privately offered fund (the “Predecessor Fund”) managed by Gotham Asset Management, LLC was reorganized into the Gotham Short Strategies Fund (the “Fund” or “GSSFX”) on July 31, 2017, the date GSSFX commenced operations. The Predecessor Fund was organized and commenced operations in February 2008 and had an investment objective, investment policies and restrictions that were, in all material respects, equivalent to those of GSSFX. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, this Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected its performance. GSSFX’s performance for periods prior to the commencement of operations on July 31, 2017 is that of the Predecessor Fund adjusted to reflect GSSFX’s fee structure.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2022, the “Total Annual Fund Operating Expenses” are 2.92% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the 50% Inverse of the Standard & Poor's 500® Total Return Index ("50% Inverse of the S&P 500®"). The 50% Inverse of the S&P 500® reflects the return of the S&P 500® adjusted to show the negative 50% targeted net short exposure of the Predecessor Fund. Its returns reflect reinvested dividends.
7

GOTHAM FUNDS
Fund Expense Disclosure
March 31, 2022
(Unaudited)
As a shareholder of a Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2021 through March 31, 2022 and held for the entire period.
Actual Expenses
The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham ESG Large Value Fund
Institutional Class
Actual	$1,000.00	$1,075.60	0.75%	$ 3.88
Hypothetical (5% return before expenses)	1,000.00	1,021.19	0.75%	3.78
Gotham Defensive Long 500 Fund
Institutional Class
Actual	$1,000.00	$1,105.90	1.35%	$ 7.09
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.35%	6.79
8

GOTHAM FUNDS
Fund Expense Disclosure (Concluded)
March 31, 2022
(Unaudited)
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Total Return Fund
Institutional Class
Actual	$1,000.00	$1,091.10	0.00%	$ —
Hypothetical (5% return before expenses)	1,000.00	1,024.93	0.00%	—
Investor Class
Actual	$1,000.00	$1,090.30	0.25%	$ 1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25%	1.26
Gotham Enhanced 500 Plus Fund
Institutional Class
Actual	$1,000.00	$1,105.20	2.08%	$10.92
Hypothetical (5% return before expenses)	1,000.00	1,014.56	2.08%	10.45
Gotham Hedged Plus Fund
Institutional Class
Actual	$1,000.00	$1,162.50	2.42%	$13.05
Hypothetical (5% return before expenses)	1,000.00	1,012.86	2.42%	12.14
Gotham Short Strategies Fund
Institutional Class
Actual	$1,000.00	$1,229.30	1.35%	$ 7.50
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.35%	6.79

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for the Gotham ESG Large Value Fund which does not short securities or use leverage.
**	Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2022, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.
9

Gotham ESG Large Value Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Semiconductors & Semiconductor Equipment	10.7%	$ 160,558
Software & Services	9.4	140,439
Capital Goods	8.2	121,833
Retailing	7.9	117,355
Technology Hardware & Equipment	7.6	113,282
Health Care Equipment & Services	6.6	98,171
Diversified Financials	5.7	85,101
Pharmaceuticals, Biotechnology & Life Sciences	5.6	84,466
Real Estate	5.1	75,605
Energy	5.0	74,025
Materials	4.8	71,149
Banks	3.4	51,277
Insurance	3.3	49,142
Media & Entertainment	2.6	39,640
Transportation	2.5	36,722
Consumer Services	1.8	27,561
Automobiles & Components	1.5	21,778
Telecommunication Services	1.5	21,754
Food, Beverage & Tobacco	1.4	21,609
Consumer Durables & Apparel	1.4	21,484
Utilities	0.8	12,597
Commercial & Professional Services	0.8	11,400
Food & Staples Retailing	0.3	4,567
Household & Personal Products	0.0	621
Total Common Stocks	97.9	1,462,136
Other Assets in Excess of Liabilities	2.1	31,552
NET ASSETS	100.0%	$1,493,688

Portfolio holdings are subject to change at any time.
10

Gotham Defensive Long 500 Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Health Care Equipment & Services	10.3%	$ 2,798,441
Media & Entertainment	9.6	2,603,840
Pharmaceuticals, Biotechnology & Life Sciences	7.9	2,147,927
Software & Services	7.6	2,067,351
Food, Beverage & Tobacco	7.4	2,010,960
Real Estate	6.8	1,848,381
Semiconductors & Semiconductor Equipment	5.9	1,614,819
Technology Hardware & Equipment	5.7	1,559,433
Diversified Financials	4.8	1,295,034
Retailing	4.7	1,289,670
Utilities	4.0	1,101,528
Capital Goods	4.0	1,100,659
Insurance	3.5	945,956
Transportation	2.6	707,485
Consumer Services	2.2	590,492
Household & Personal Products	2.1	573,849
Energy	1.6	427,248
Telecommunication Services	1.4	388,615
Materials	0.9	258,395
Commercial & Professional Services	0.7	191,708
Food & Staples Retailing	0.6	156,619
Consumer Durables & Apparel	0.3	92,330
Automobiles & Components	0.1	23,928
Total Common Stocks	94.7	25,794,668
Other Assets in Excess of Liabilities	5.3	1,455,677
NET ASSETS	100.0%	$27,250,345

Portfolio holdings are subject to change at any time.
11

Gotham Total Return Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by security type of the portfolio holdings of the Fund:
	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.9%	$28,888,116
Other Assets in Excess of Liabilities	0.1	20,336
NET ASSETS	100.0%	$28,908,452

Portfolio holdings are subject to change at any time.
12

Gotham Enhanced 500 Plus Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	16.8%	$ 628,144
Media & Entertainment	15.3	572,011
Pharmaceuticals, Biotechnology & Life Sciences	14.1	527,091
Technology Hardware & Equipment	12.0	446,493
Retailing	11.4	424,197
Capital Goods	9.3	348,509
Energy	8.6	320,721
Semiconductors & Semiconductor Equipment	8.4	315,391
Health Care Equipment & Services	8.0	297,415
Food, Beverage & Tobacco	7.5	278,294
Materials	5.3	196,475
Diversified Financials	5.2	195,302
Telecommunication Services	3.2	120,929
Transportation	3.1	114,028
Insurance	2.7	101,455
Real Estate	2.6	97,126
Consumer Services	1.9	69,540
Automobiles & Components	1.6	60,184
Consumer Durables & Apparel	1.3	46,926
Utilities	1.0	35,511
Household & Personal Products	0.5	19,890
Commercial & Professional Services	0.4	15,754
Food & Staples Retailing	0.3	10,972
Banks	0.0	1,339
Total Long Positions	140.5	5,243,697
	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.2)%	$ (6,464)
Household & Personal Products	(0.2)	(8,922)
Technology Hardware & Equipment	(0.4)	(13,870)
Retailing	(0.6)	(22,705)
Food & Staples Retailing	(0.7)	(26,551)
Food, Beverage & Tobacco	(0.8)	(27,891)
Consumer Durables & Apparel	(0.8)	(30,673)
Transportation	(0.9)	(33,488)
Commercial & Professional Services	(0.9)	(33,792)
Semiconductors & Semiconductor Equipment	(1.1)	(40,686)
Software & Services	(1.1)	(40,754)
Media & Entertainment	(1.5)	(56,411)
Real Estate	(1.6)	(57,701)
Energy	(1.6)	(59,097)
Insurance	(1.8)	(68,382)
Materials	(1.9)	(72,522)
Consumer Services	(2.2)	(82,215)
Diversified Financials	(2.5)	(93,103)
Pharmaceuticals, Biotechnology & Life Sciences	(2.8)	(105,539)
Banks	(3.2)	(119,829)
Capital Goods	(4.4)	(162,619)
Health Care Equipment & Services	(4.7)	(176,609)
Utilities	(5.7)	(212,580)
Total Short Positions	(41.6)	(1,552,403)
Other Assets in Excess of Liabilities	1.1	42,583
NET ASSETS	100.0%	$ 3,733,877

Portfolio holdings are subject to change at any time.
13

Gotham Hedged Plus Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Pharmaceuticals, Biotechnology & Life Sciences	22.6%	$ 3,189,417
Software & Services	17.7	2,493,310
Media & Entertainment	17.3	2,443,648
Health Care Equipment & Services	13.9	1,957,227
Technology Hardware & Equipment	11.7	1,651,252
Food, Beverage & Tobacco	11.6	1,639,776
Energy	10.6	1,495,508
Diversified Financials	10.0	1,418,650
Retailing	10.0	1,416,360
Materials	7.1	1,005,611
Capital Goods	5.5	776,132
Consumer Services	5.4	758,110
Utilities	5.1	713,916
Insurance	5.0	698,718
Telecommunication Services	4.1	583,753
Transportation	3.5	500,295
Commercial & Professional Services	2.4	344,611
Household & Personal Products	2.2	312,446
Semiconductors & Semiconductor Equipment	2.2	307,441
Food & Staples Retailing	1.9	261,644
Consumer Durables & Apparel	1.5	218,261
Real Estate	1.3	179,908
Automobiles & Components	0.6	90,597
Total Long Positions	173.2	24,456,591
	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food, Beverage & Tobacco	(0.2)%	$ (31,555)
Technology Hardware & Equipment	(0.6)	(88,655)
Media & Entertainment	(0.8)	(107,272)
Real Estate	(0.8)	(116,548)
Automobiles & Components	(0.9)	(126,864)
Transportation	(1.2)	(163,286)
Commercial & Professional Services	(1.7)	(237,290)
Semiconductors & Semiconductor Equipment	(1.7)	(241,657)
Insurance	(2.0)	(275,030)
Consumer Durables & Apparel	(2.0)	(286,669)
Health Care Equipment & Services	(2.1)	(294,851)
Consumer Services	(2.1)	(298,908)
Diversified Financials	(2.5)	(354,847)
Retailing	(2.7)	(381,869)
Energy	(4.8)	(672,024)
Materials	(5.6)	(797,111)
Utilities	(6.2)	(881,198)
Software & Services	(6.3)	(890,919)
Banks	(7.4)	(1,042,815)
Capital Goods	(9.7)	(1,366,662)
Pharmaceuticals, Biotechnology & Life Sciences	(13.2)	(1,869,522)
Total Short Positions	(74.5)	(10,525,552)
Other Assets in Excess of Liabilities	1.3	186,062
NET ASSETS	100.0%	$ 14,117,101

Portfolio holdings are subject to change at any time.
14

Gotham Short Strategies Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Software & Services	11.1%	$ 476,060
Semiconductors & Semiconductor Equipment	10.4	444,306
Energy	9.6	412,569
Materials	6.3	268,711
Pharmaceuticals, Biotechnology & Life Sciences	6.1	260,821
Food, Beverage & Tobacco	5.8	247,059
Technology Hardware & Equipment	5.5	234,973
Retailing	5.1	217,262
Capital Goods	4.9	208,473
Health Care Equipment & Services	3.4	144,751
Media & Entertainment	3.3	142,040
Transportation	2.5	105,502
Household & Personal Products	2.2	95,804
Consumer Services	1.9	82,641
Commercial & Professional Services	1.5	64,995
Automobiles & Components	1.2	52,892
Telecommunication Services	1.2	52,752
Consumer Durables & Apparel	1.2	51,372
Utilities	0.8	35,889
Food & Staples Retailing	0.5	20,012
Total Common Stocks	84.5	3,618,884
Other Assets in Excess of Liabilities	15.5	662,628
NET ASSETS	100.0%	$4,281,512

Portfolio holdings are subject to change at any time.
15

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 97.9%
Automobiles & Components — 1.5%
Aptiv PLC (Jersey)*	49	$ 5,866
BorgWarner, Inc.	50	1,945
Ford Motor Co.	826	13,967
		21,778
Banks — 3.4%
Citizens Financial Group, Inc.	95	4,306
Comerica, Inc.	32	2,894
Fifth Third Bancorp	144	6,198
JPMorgan Chase & Co.	149	20,312
KeyCorp.	226	5,058
M&T Bank Corp.	26	4,407
Regions Financial Corp.	224	4,986
SVB Financial Group*	1	559
Zions Bancorp NA	39	2,557
		51,277
Capital Goods — 8.2%
3M Co.	119	17,717
A.O. Smith Corp.	33	2,108
Allegion PLC (Ireland)	15	1,647
Carrier Global Corp.	3	138
Cummins, Inc.	30	6,153
Dover Corp.	32	5,021
Eaton Corp. PLC (Ireland)	89	13,507
Fortune Brands Home & Security, Inc.	30	2,228
General Dynamics Corp.	44	10,612
Honeywell International, Inc.	56	10,896
IDEX Corp.	6	1,150
Ingersoll Rand, Inc.	59	2,971
Johnson Controls International PLC (Ireland)	155	10,163
Lockheed Martin Corp.	15	6,621
Masco Corp.	54	2,754
Nordson Corp.	9	2,044
Otis Worldwide Corp.	90	6,925
Parker-Hannifin Corp.	3	851
Pentair PLC (Ireland)	35	1,897
Snap-on, Inc.	14	2,877
Textron, Inc.	36	2,678
Trane Technologies PLC (Ireland)	50	7,635
Xylem, Inc.	38	3,240
		121,833
Commercial & Professional Services — 0.8%
Copart, Inc.*	14	1,757
Jacobs Engineering Group, Inc.	31	4,272
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)	84	$ 2,288
Robert Half International, Inc.	27	3,083
		11,400
Consumer Durables & Apparel — 1.4%
Hasbro, Inc.	28	2,294
Mohawk Industries, Inc.*	19	2,360
Newell Brands, Inc.	99	2,120
PVH Corp.	15	1,149
Ralph Lauren Corp.	17	1,928
Tapestry, Inc.	65	2,415
Under Armour, Inc., Class C*	104	1,618
VF Corp.	82	4,663
Whirlpool Corp.	17	2,937
		21,484
Consumer Services — 1.8%
Caesars Entertainment, Inc.*	44	3,404
Las Vegas Sands Corp.*	5	194
McDonald's Corp.	30	7,419
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	84	1,838
Penn National Gaming, Inc.*	36	1,527
Starbucks Corp.	68	6,186
Yum! Brands, Inc.	59	6,993
		27,561
Diversified Financials — 5.7%
Ameriprise Financial, Inc.	17	5,106
Berkshire Hathaway, Inc., Class B*	26	9,176
BlackRock, Inc.	32	24,453
CME Group, Inc.	39	9,277
Franklin Resources, Inc.	141	3,937
Intercontinental Exchange, Inc.	3	396
Invesco Ltd. (Bermuda)	128	2,952
Moody's Corp.	11	3,711
Morgan Stanley	22	1,923
Nasdaq, Inc.	40	7,128
Raymond James Financial, Inc.	46	5,056
S&P Global, Inc.	6	2,461
T Rowe Price Group, Inc.	63	9,525
		85,101
Energy — 5.0%
Baker Hughes Co.	93	3,386
EOG Resources, Inc.	129	15,381
Exxon Mobil Corp.	355	29,319

The accompanying notes are an integral part of the financial statements.
16

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Petroleum Corp.	142	$ 12,141
ONEOK, Inc.	103	7,275
Schlumberger NV (Curacao)	94	3,883
Valero Energy Corp.	26	2,640
		74,025
Food & Staples Retailing — 0.3%
Walgreens Boots Alliance, Inc.	102	4,567
Food, Beverage & Tobacco — 1.4%
Archer-Daniels-Midland Co.	56	5,054
Coca-Cola Co. (The)	18	1,116
Constellation Brands, Inc., Class A	20	4,606
General Mills, Inc.	58	3,928
Kraft Heinz Co. (The)	36	1,418
Molson Coors Beverage Co., Class B	18	961
Mondelez International, Inc., Class A	67	4,206
Monster Beverage Corp.*	4	320
		21,609
Health Care Equipment & Services — 6.6%
Align Technology, Inc.*	14	6,104
AmerisourceBergen Corp.	6	928
Anthem, Inc.	35	17,193
Cerner Corp.	8	748
Cigna Corp.	65	15,575
CVS Health Corp.	129	13,056
DaVita, Inc.*	23	2,602
HCA Healthcare, Inc.	39	9,774
Henry Schein, Inc.*	8	698
Hologic, Inc.*	57	4,379
Laboratory Corp. of America Holdings*	23	6,064
McKesson Corp.	32	9,796
Medtronic PLC (Ireland)	34	3,772
Quest Diagnostics, Inc.	26	3,558
UnitedHealth Group, Inc.	4	2,040
Universal Health Services, Inc., Class B	13	1,884
		98,171
Household & Personal Products — 0.0%
Colgate-Palmolive Co.	1	76
Estee Lauder Cos., Inc. (The), Class A	2	545
		621
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 3.3%
Aflac, Inc.	35	$ 2,254
Aon PLC, Class A (Ireland)	46	14,979
Arthur J Gallagher & Co.	3	524
Brown & Brown, Inc.	63	4,553
Loews Corp.	4	259
Marsh & McLennan Cos., Inc.	107	18,235
Principal Financial Group, Inc.	15	1,101
W R Berkley Corp.	20	1,332
Willis Towers Watson PLC (Ireland)	25	5,905
		49,142
Materials — 4.8%
Avery Dennison Corp.	17	2,957
CF Industries Holdings, Inc.	50	5,153
Dow, Inc.	75	4,779
DuPont de Nemours, Inc.	107	7,873
Eastman Chemical Co.	27	3,026
FMC Corp.	28	3,684
International Paper Co.	108	4,984
Linde PLC (Ireland)	34	10,860
LyondellBasell Industries NV, Class A (Netherlands)	74	7,609
Nucor Corp.	67	9,959
PPG Industries, Inc.	41	5,374
Sealed Air Corp.	33	2,210
Westrock Co.	57	2,681
		71,149
Media & Entertainment — 2.6%
Charter Communications, Inc., Class A*	20	10,910
Comcast Corp., Class A	293	13,718
Discovery, Inc., Class A*	139	3,464
Interpublic Group of Cos., Inc. (The)	110	3,900
News Corp., Class A	123	2,725
Omnicom Group, Inc.	58	4,923
		39,640
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
AbbVie, Inc.	40	6,484
Amgen, Inc.	30	7,254
Biogen, Inc.*	31	6,529
Charles River Laboratories International, Inc.*	10	2,840
Gilead Sciences, Inc.	175	10,404
Merck & Co., Inc.	48	3,938
Moderna, Inc.*	85	14,642
Organon & Co.	57	1,991

The accompanying notes are an integral part of the financial statements.
17

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PerkinElmer, Inc.	2	$ 349
Pfizer, Inc.	132	6,834
Regeneron Pharmaceuticals, Inc.*	20	13,968
Vertex Pharmaceuticals, Inc.*	33	8,612
Waters Corp.*	2	621
		84,466
Real Estate — 5.1%
Alexandria Real Estate Equities, Inc., REIT	33	6,641
AvalonBay Communities, Inc., REIT	29	7,203
CBRE Group, Inc., Class A*	71	6,498
Duke Realty Corp., REIT	84	4,877
Equity Residential, REIT	52	4,676
Essex Property Trust, Inc., REIT	6	2,073
Extra Space Storage, Inc., REIT	28	5,757
Kimco Realty Corp., REIT	49	1,210
Mid-America Apartment Communities, Inc., REIT	26	5,446
Prologis, Inc., REIT	70	11,304
Public Storage, REIT	9	3,512
Realty Income Corp., REIT	4	277
Regency Centers Corp., REIT	21	1,498
Simon Property Group, Inc., REIT	29	3,815
UDR, Inc., REIT	67	3,844
Weyerhaeuser Co., REIT	184	6,974
		75,605
Retailing — 7.9%
Advance Auto Parts, Inc.	16	3,311
AutoZone, Inc.*	5	10,223
Bath & Body Works, Inc.	69	3,298
Best Buy Co., Inc.	63	5,727
eBay, Inc.	147	8,417
Etsy, Inc.*	6	746
Genuine Parts Co.	40	5,041
Home Depot, Inc. (The)	48	14,368
LKQ Corp.	82	3,724
Lowe's Cos., Inc.	63	12,738
O'Reilly Automotive, Inc.*	16	10,959
Ross Stores, Inc.	74	6,694
Target Corp.	73	15,492
TJX Cos., Inc. (The)	202	12,237
Ulta Beauty, Inc.*	11	4,380
		117,355
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 10.7%
Advanced Micro Devices, Inc.*	106	$ 11,590
Applied Materials, Inc.	186	24,515
Broadcom, Inc.	10	6,297
Intel Corp.	466	23,095
KLA Corp.	33	12,080
Lam Research Corp.	29	15,591
Microchip Technology, Inc.	111	8,340
Micron Technology, Inc.	236	18,382
Monolithic Power Systems, Inc.	8	3,885
NVIDIA Corp.	51	13,916
NXP Semiconductors NV (Netherlands)	58	10,735
Qorvo, Inc.*	26	3,227
Skyworks Solutions, Inc.	34	4,531
Teradyne, Inc.	37	4,374
		160,558
Software & Services — 9.4%
Accenture PLC, Class A (Ireland)	64	21,583
Adobe, Inc.*	12	5,467
Autodesk, Inc.*	28	6,002
Automatic Data Processing, Inc.	67	15,245
Ceridian HCM Holding, Inc.*	12	820
DXC Technology Co.*	59	1,925
Fidelity National Information Services, Inc.	22	2,209
Fiserv, Inc.*	64	6,490
FleetCor Technologies, Inc.*	17	4,234
Fortinet, Inc.*	19	6,493
Gartner, Inc.*	20	5,949
Global Payments, Inc.	29	3,968
International Business Machines Corp.	87	11,312
Intuit, Inc.	3	1,443
Microsoft Corp.	5	1,542
NortonLifeLock, Inc.	126	3,341
Oracle Corp.	136	11,251
Paychex, Inc.	74	10,099
Paycom Software, Inc.*	4	1,386
PayPal Holdings, Inc.*	150	17,347
Synopsys, Inc.*	7	2,333
		140,439
Technology Hardware & Equipment — 7.6%
Amphenol Corp., Class A	43	3,240
Apple, Inc.	69	12,048
Arista Networks, Inc.*	46	6,393

The accompanying notes are an integral part of the financial statements.
18

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
CDW Corp.	1	$ 179
Cisco Systems, Inc.	389	21,691
Corning, Inc.	178	6,570
F5, Inc.*	9	1,880
Hewlett Packard Enterprise Co.	89	1,487
HP, Inc.	304	11,035
IPG Photonics Corp.*	12	1,317
Juniper Networks, Inc.	68	2,527
Keysight Technologies, Inc.*	38	6,003
Motorola Solutions, Inc.	35	8,477
NetApp, Inc.	52	4,316
Seagate Technology Holdings PLC (Ireland)	61	5,484
TE Connectivity Ltd. (Switzerland)	68	8,907
Trimble, Inc.*	52	3,751
Western Digital Corp.*	69	3,426
Zebra Technologies Corp., Class A*	11	4,551
		113,282
Telecommunication Services — 1.5%
AT&T, Inc.	475	11,224
Lumen Technologies, Inc.	216	2,434
T-Mobile US, Inc.*	21	2,696
Verizon Communications, Inc.	106	5,400
		21,754
Transportation — 2.5%
CSX Corp.	16	599
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.	40	$ 4,127
FedEx Corp.	54	12,495
Union Pacific Corp.	18	4,918
United Parcel Service, Inc., Class B	68	14,583
		36,722
Utilities — 0.8%
AES Corp. (The)	140	3,602
DTE Energy Co.	43	5,685
NRG Energy, Inc.	55	2,110
PPL Corp.	42	1,200
		12,597
TOTAL COMMON STOCKS (Cost $1,280,357)		1,462,136
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		31,552
NET ASSETS - 100.0%		$ 1,493,688

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
19

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.7%
Automobiles & Components — 0.1%
Ford Motor Co.	1,415	$ 23,928
Capital Goods — 4.0%
3M Co.	951	141,585
A.O. Smith Corp.	140	8,945
Eaton Corp. PLC (Ireland)	184	27,924
General Dynamics Corp.	550	132,649
L3Harris Technologies, Inc.	280	69,571
Lockheed Martin Corp.(a)	755	333,257
Masco Corp.	4,347	221,697
Nordson Corp.	12	2,725
Northrop Grumman Corp.	218	97,494
Otis Worldwide Corp.	475	36,551
Roper Technologies, Inc.	38	17,945
WW Grainger, Inc.	20	10,316
		1,100,659
Commercial & Professional Services — 0.7%
Robert Half International, Inc.	1,679	191,708
Consumer Durables & Apparel — 0.3%
NIKE, Inc., Class B	523	70,375
Under Armour, Inc., Class C*	1,411	21,955
		92,330
Consumer Services — 2.2%
Booking Holdings, Inc.*	37	86,892
Domino's Pizza, Inc.	119	48,434
McDonald's Corp.	864	213,650
Penn National Gaming, Inc.*	2,821	119,667
Yum! Brands, Inc.	1,028	121,849
		590,492
Diversified Financials — 4.8%
Berkshire Hathaway, Inc., Class B(a)*	1,084	382,554
BlackRock, Inc.	280	213,968
Cboe Global Markets, Inc.	12	1,373
CME Group, Inc.	72	17,126
Intercontinental Exchange, Inc.	471	62,228
Moody's Corp.	187	63,096
Nasdaq, Inc.	1,140	203,148
S&P Global, Inc.	97	39,787
T Rowe Price Group, Inc.(a)	2,062	311,754
		1,295,034
Energy — 1.6%
Baker Hughes Co.	906	32,987
Chevron Corp.	1,002	163,156
EOG Resources, Inc.	1,143	136,280
Exxon Mobil Corp.	547	45,177
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Halliburton Co.	64	$ 2,424
Marathon Petroleum Corp.	519	44,374
Schlumberger NV (Curacao)	69	2,850
		427,248
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	31	17,852
Sysco Corp.	131	10,696
Walmart, Inc.(a)	860	128,071
		156,619
Food, Beverage & Tobacco — 7.4%
Altria Group, Inc.(a)	2,607	136,216
Archer-Daniels-Midland Co.	1,431	129,162
Campbell Soup Co.	1,879	83,747
Coca-Cola Co. (The)(a)	2,165	134,230
Constellation Brands, Inc., Class A	533	122,761
General Mills, Inc.(a)	3,166	214,401
Hershey Co. (The)(a)	970	210,131
Hormel Foods Corp.	1,793	92,411
Kraft Heinz Co. (The)(a)	1,470	57,903
Mondelez International, Inc., Class A(a)	3,037	190,663
PepsiCo, Inc.	523	87,540
Philip Morris International, Inc.(a)	3,231	303,520
Tyson Foods, Inc., Class A	2,770	248,275
		2,010,960
Health Care Equipment & Services — 10.3%
Abbott Laboratories	2,142	253,527
AmerisourceBergen Corp.	80	12,377
Anthem, Inc.	160	78,595
Cerner Corp.(a)	3,296	308,374
Cigna Corp.	165	39,535
CVS Health Corp.(a)	1,909	193,210
DaVita, Inc.*	493	55,763
HCA Healthcare, Inc.	669	167,665
Hologic, Inc.(a)*	6,227	478,358
Laboratory Corp. of America Holdings(a)*	1,489	392,590
McKesson Corp.(a)	813	248,884
Medtronic PLC (Ireland)	504	55,919
Quest Diagnostics, Inc.(a)	3,019	413,180
UnitedHealth Group, Inc.	197	100,464
		2,798,441
Household & Personal Products — 2.1%
Colgate-Palmolive Co.(a)	2,709	205,423

The accompanying notes are an integral part of the financial statements.
20

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.(a)	1,190	$ 146,560
Procter & Gamble Co. (The)	1,452	221,866
		573,849
Insurance — 3.5%
Aon PLC, Class A (Ireland)	600	195,378
Arthur J Gallagher & Co.(a)	1,209	211,091
Brown & Brown, Inc.	1,796	129,797
Marsh & McLennan Cos., Inc.(a)	2,404	409,690
		945,956
Materials — 0.9%
CF Industries Holdings, Inc.	460	47,408
FMC Corp.	828	108,940
Sealed Air Corp.	1,524	102,047
		258,395
Media & Entertainment — 9.6%
Activision Blizzard, Inc.(a)	7,722	618,609
Alphabet, Inc., Class A(a)*	150	417,203
Charter Communications, Inc., Class A(a)*	697	380,227
Comcast Corp., Class A	2,746	128,568
Electronic Arts, Inc.	69	8,729
Interpublic Group of Cos., Inc. (The)	44	1,560
Meta Platforms, Inc., Class A(a)*	3,644	810,280
Netflix, Inc.(a)*	624	233,744
Take-Two Interactive Software, Inc.*	32	4,920
		2,603,840
Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
Biogen, Inc.*	376	79,186
Bristol-Myers Squibb Co.	2,958	216,023
Danaher Corp.	529	155,172
Illumina, Inc.*	56	19,566
Johnson & Johnson(a)	1,541	273,111
Merck & Co., Inc.(a)	5,496	450,947
Organon & Co.	1,307	45,653
PerkinElmer, Inc.(a)	385	67,167
Pfizer, Inc.(a)	9,641	499,115
Regeneron Pharmaceuticals, Inc.*	262	182,986
Thermo Fisher Scientific, Inc.	177	104,545
Vertex Pharmaceuticals, Inc.*	114	29,751
Zoetis, Inc.	131	24,705
		2,147,927
Real Estate — 6.8%
Alexandria Real Estate Equities, Inc., REIT(a)	1,507	303,284
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
AvalonBay Communities, Inc., REIT	56	$ 13,909
CBRE Group, Inc., Class A*	260	23,795
Digital Realty Trust, Inc., REIT	431	61,116
Duke Realty Corp., REIT	3,287	190,843
Extra Space Storage, Inc., REIT(a)	1,435	295,036
Mid-America Apartment Communities, Inc., REIT	537	112,475
Prologis, Inc., REIT(a)	1,744	281,621
Public Storage, REIT(a)	872	340,324
Realty Income Corp., REIT	695	48,163
UDR, Inc., REIT	159	9,122
Weyerhaeuser Co., REIT	4,451	168,693
		1,848,381
Retailing — 4.7%
Amazon.com, Inc.*	50	162,998
AutoZone, Inc.*	73	149,254
Bath & Body Works, Inc.	2,145	102,531
Best Buy Co., Inc.	130	11,817
eBay, Inc.(a)	6,896	394,865
Genuine Parts Co.	124	15,626
Home Depot, Inc. (The)	293	87,704
Lowe's Cos., Inc.	309	62,477
O'Reilly Automotive, Inc.*	171	117,128
Ross Stores, Inc.	366	33,108
Target Corp.	717	152,162
		1,289,670
Semiconductors & Semiconductor Equipment — 5.9%
Applied Materials, Inc.	590	77,762
Broadcom, Inc.	225	141,678
Intel Corp.(a)	7,103	352,025
KLA Corp.(a)	557	203,895
Lam Research Corp.	160	86,017
Micron Technology, Inc.	1,098	85,523
Qorvo, Inc.*	46	5,709
QUALCOMM, Inc.(a)	2,632	402,222
Teradyne, Inc.(a)	2,199	259,988
		1,614,819
Software & Services — 7.6%
Accenture PLC, Class A (Ireland)	876	295,413
Adobe, Inc.*	416	189,538
Automatic Data Processing, Inc.	608	138,344
Gartner, Inc.*	519	154,382
International Business Machines Corp.	950	123,519
Mastercard, Inc., Class A	105	37,525

The accompanying notes are an integral part of the financial statements.
21

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.(a)	1,025	$ 316,018
NortonLifeLock, Inc.(a)	9,003	238,760
Paychex, Inc.	394	53,769
PayPal Holdings, Inc.(a)*	2,749	317,922
ServiceNow, Inc.*	14	7,796
VeriSign, Inc.*	137	30,477
Visa, Inc., Class A	739	163,888
		2,067,351
Technology Hardware & Equipment — 5.7%
Apple, Inc.(a)	4,700	820,667
Cisco Systems, Inc.(a)	4,586	255,715
HP, Inc.	4,706	170,828
Keysight Technologies, Inc.*	274	43,284
Motorola Solutions, Inc.	554	134,179
Seagate Technology Holdings PLC (Ireland)	1,499	134,760
		1,559,433
Telecommunication Services — 1.4%
AT&T, Inc.	3,553	83,957
T-Mobile US, Inc.*	673	86,380
Verizon Communications, Inc.	4,285	218,278
		388,615
Transportation — 2.6%
Expeditors International of Washington, Inc.(a)	3,753	387,160
FedEx Corp.	783	181,178
Southwest Airlines Co.*	341	15,618
United Parcel Service, Inc., Class B(a)	576	123,529
		707,485
Utilities — 4.0%
AES Corp. (The)	9,857	253,621
DTE Energy Co.(a)	2,862	378,385
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.(a)	8,690	$ 333,348
PPL Corp.	4,768	136,174
		1,101,528
TOTAL COMMON STOCKS (Cost $22,983,955)		25,794,668
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		1,455,677
NET ASSETS - 100.0%		$ 27,250,345

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
22

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of March 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2024 and January 7, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.1% of net assets as of March 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Ford Motor Co.	Morgan Stanley	1,407	$ 16,322	$ 23,792	$ 7,735
Capital Goods
3M Co.	Morgan Stanley	938	142,194	139,649	7,577
A O Smith Corp.	Morgan Stanley	185	12,240	11,820	(438)
Eaton Corp. PLC (Ireland)	Morgan Stanley	181	28,585	27,469	(1,319)
General Dynamics Corp.	Morgan Stanley	535	107,019	129,031	22,649
L3Harris Technologies, Inc.	Morgan Stanley	278	69,791	69,075	(770)
Lockheed Martin Corp.	Morgan Stanley	704	256,348	310,746	58,643
Masco Corp.	Morgan Stanley	4,287	263,596	218,637	(43,586)
Nordson Corp.	Morgan Stanley	14	3,220	3,179	(61)
Northrop Grumman Corp.	Morgan Stanley	215	76,068	96,152	21,848
Otis Worldwide Corp.	Morgan Stanley	462	34,963	35,551	617
Roper Technologies, Inc.	Morgan Stanley	15	5,910	7,083	1,198
WW Grainger, Inc.	Morgan Stanley	13	5,178	6,705	2,193
		7,827	1,005,112	1,055,097	68,551
Commercial & Professional Services
Robert Half International, Inc.	Morgan Stanley	1,701	188,621	194,220	6,515
Consumer Durables & Apparel
NIKE, Inc., Class B	Morgan Stanley	495	65,718	66,607	1,724
Under Armour, Inc., Class C	Morgan Stanley	1,388	23,253	21,597	(1,669)
		1,883	88,971	88,204	55
Consumer Services
Booking Holdings, Inc.	Morgan Stanley	30	66,640	70,454	3,815
Domino's Pizza, Inc.	Morgan Stanley	120	48,312	48,841	554
McDonald's Corp.	Morgan Stanley	851	198,780	210,435	14,610
Penn National Gaming, Inc.	Morgan Stanley	2,832	124,268	120,133	(4,131)
Yum! Brands, Inc.	Morgan Stanley	1,019	111,509	120,782	13,201
		4,852	549,509	570,645	28,049
Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	366	100,267	129,165	28,910
BlackRock, Inc.	Morgan Stanley	283	227,806	216,260	(8,590)
Cboe Global Markets, Inc.	Morgan Stanley	13	1,496	1,487	(29)
CME Group, Inc.	Morgan Stanley	38	8,731	9,039	308
Intercontinental Exchange, Inc.	Morgan Stanley	465	60,583	61,436	1,327
The accompanying notes are an integral part of the financial statements.
23

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
Moody's Corp.	Morgan Stanley	183	$ 60,908	$ 61,746	$ 1,009
Nasdaq, Inc.	Morgan Stanley	1,124	172,070	200,297	32,923
S&P Global, Inc.	Morgan Stanley	93	36,372	38,147	2,786
T Rowe Price Group, Inc.	Morgan Stanley	2,022	313,356	305,706	7,407
		4,587	981,589	1,023,283	66,051
Energy
Baker Hughes Co.	Morgan Stanley	813	25,766	29,601	3,832
Chevron Corp.	Morgan Stanley	918	121,259	149,478	29,305
EOG Resources, Inc.	Morgan Stanley	1,127	77,140	134,372	61,928
Exxon Mobil Corp.	Morgan Stanley	542	42,067	44,764	2,848
Halliburton Co.	Morgan Stanley	65	1,410	2,462	1,095
Marathon Petroleum Corp.	Morgan Stanley	503	29,396	43,007	14,197
Schlumberger NV (Curacao)	Morgan Stanley	71	2,050	2,933	902
		4,039	299,088	406,617	114,107
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	26	13,366	14,972	1,600
Sysco Corp.	Morgan Stanley	134	8,167	10,941	3,240
Walmart, Inc.	Morgan Stanley	852	114,027	126,880	18,967
		1,012	135,560	152,793	23,807
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	2,571	101,576	134,335	50,281
Archer-Daniels-Midland Co.	Morgan Stanley	1,282	78,727	115,713	40,787
Campbell Soup Co.	Morgan Stanley	1,919	88,396	85,530	(724)
Coca-Cola Co. (The)	Morgan Stanley	2,136	114,464	132,432	20,651
Constellation Brands, Inc., Class A	Morgan Stanley	520	119,443	119,766	662
General Mills, Inc.	Morgan Stanley	3,132	183,187	212,099	43,513
Hershey Co. (The)	Morgan Stanley	976	156,114	211,431	67,006
Hormel Foods Corp.	Morgan Stanley	1,774	89,288	91,432	2,153
Kraft Heinz Co. (The)	Morgan Stanley	1,410	42,146	55,540	17,135
Mondelez International, Inc., Class A	Morgan Stanley	3,016	165,876	189,344	30,346
PepsiCo, Inc.	Morgan Stanley	517	78,649	86,535	9,073
Philip Morris International, Inc.	Morgan Stanley	3,198	286,798	300,420	34,996
Tyson Foods, Inc., Class A	Morgan Stanley	2,743	211,715	245,855	39,298
		25,194	1,716,379	1,980,432	355,177
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	1,672	200,386	197,898	(2,106)
AmerisourceBergen Corp.	Morgan Stanley	83	12,753	12,841	92
Anthem, Inc.	Morgan Stanley	169	69,803	83,016	13,517
Cerner Corp.	Morgan Stanley	3,190	295,683	298,456	5,140
Cigna Corp.	Morgan Stanley	167	36,157	40,015	4,146
CVS Health Corp.	Morgan Stanley	1,976	145,923	199,991	59,010
DaVita, Inc.	Morgan Stanley	475	49,595	53,727	4,128
HCA Healthcare, Inc.	Morgan Stanley	658	136,971	164,908	29,199
Hologic, Inc.	Morgan Stanley	6,291	436,488	483,275	46,912
Laboratory Corp. of America Holdings	Morgan Stanley	1,469	366,745	387,317	20,673
McKesson Corp.	Morgan Stanley	804	171,879	246,129	76,578
Medtronic PLC (Ireland)	Morgan Stanley	499	52,930	55,364	2,584
The accompanying notes are an integral part of the financial statements.
24

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Quest Diagnostics, Inc.	Morgan Stanley	2,955	$ 379,607	$ 404,421	$ 30,885
UnitedHealth Group, Inc.	Morgan Stanley	192	75,602	97,914	23,159
		20,600	2,430,522	2,725,272	313,917
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	2,726	194,739	206,713	20,465
Kimberly-Clark Corp.	Morgan Stanley	1,152	146,344	141,880	745
Procter & Gamble Co. (The)	Morgan Stanley	1,432	188,248	218,810	38,505
		5,310	529,331	567,403	59,715
Insurance
Aon PLC, Class A (Ireland)	Morgan Stanley	616	139,858	200,588	62,800
Arthur J Gallagher & Co.	Morgan Stanley	1,200	163,416	209,520	53,919
Brown & Brown, Inc.	Morgan Stanley	1,669	94,815	120,619	26,156
Marsh & McLennan Cos., Inc.	Morgan Stanley	2,370	296,148	403,895	114,073
		5,855	694,237	934,622	256,948
Materials
CF Industries Holdings, Inc.	Morgan Stanley	452	40,994	46,583	5,582
FMC Corp.	Morgan Stanley	815	97,858	107,230	10,254
Sealed Air Corp.	Morgan Stanley	1,514	100,870	101,377	760
		2,781	239,722	255,190	16,596
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	7,274	459,044	582,720	123,809
Alphabet, Inc., Class A	Morgan Stanley	180	322,594	500,643	178,137
Charter Communications, Inc., Class A	Morgan Stanley	673	399,772	367,135	(32,524)
Comcast Corp., Class A	Morgan Stanley	2,751	127,665	128,802	1,158
Electronic Arts, Inc.	Morgan Stanley	71	8,442	8,982	587
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	44	1,355	1,560	221
Meta Platforms, Inc., Class A	Morgan Stanley	2,701	594,309	600,594	6,464
Netflix, Inc.	Morgan Stanley	480	203,952	179,803	(24,101)
Take-Two Interactive Software, Inc.	Morgan Stanley	25	3,358	3,844	465
		14,199	2,120,491	2,374,083	254,216
Pharmaceuticals, Biotechnology & Life Sciences
Biogen, Inc.	Morgan Stanley	391	82,450	82,345	(99)
Bristol-Myers Squibb Co.	Morgan Stanley	2,906	187,808	212,225	27,891
Danaher Corp.	Morgan Stanley	256	69,462	75,092	5,850
Illumina, Inc.	Morgan Stanley	22	7,362	7,687	306
Johnson & Johnson	Morgan Stanley	1,519	244,827	269,212	29,930
Merck & Co., Inc.	Morgan Stanley	5,414	417,241	444,219	37,505
Organon & Co.	Morgan Stanley	1,309	46,199	45,723	(481)
PerkinElmer, Inc.	Morgan Stanley	388	50,878	67,690	21,680
Pfizer, Inc.	Morgan Stanley	9,560	358,987	494,921	150,845
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	261	160,490	182,288	21,830
Thermo Fisher Scientific, Inc.	Morgan Stanley	171	88,099	101,001	13,099
Vertex Pharmaceuticals, Inc.	Morgan Stanley	113	21,200	29,490	8,276
Zoetis, Inc.	Morgan Stanley	130	24,960	24,517	(471)
		22,440	1,759,963	2,036,410	316,161
The accompanying notes are an integral part of the financial statements.
25

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	1,454	$ 282,292	$ 292,617	$ 16,300
AvalonBay Communities, Inc., REIT	Morgan Stanley	57	13,928	14,157	392
CBRE Group, Inc., Class A	Morgan Stanley	250	22,391	22,880	475
Digital Realty Trust, Inc., REIT	Morgan Stanley	422	62,544	59,840	(3,465)
Duke Realty Corp., REIT	Morgan Stanley	3,212	165,512	186,489	23,143
Extra Space Storage, Inc., REIT	Morgan Stanley	1,421	250,699	292,158	43,858
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	523	103,557	109,542	6,699
Prologis, Inc., REIT	Morgan Stanley	1,726	253,044	278,714	27,047
Public Storage, REIT	Morgan Stanley	852	268,628	332,519	66,843
Realty Income Corp., REIT	Morgan Stanley	685	44,579	47,471	4,470
UDR, Inc., REIT	Morgan Stanley	151	8,631	8,663	13
Weyerhaeuser Co., REIT	Morgan Stanley	4,395	150,452	166,570	27,456
		15,148	1,626,257	1,811,620	213,231
Retailing
Amazon.com, Inc.	Morgan Stanley	201	383,041	655,250	272,317
AutoZone, Inc.	Morgan Stanley	62	88,857	126,764	37,915
Bath & Body Works, Inc.	Morgan Stanley	2,119	107,657	101,288	(6,082)
Best Buy Co., Inc.	Morgan Stanley	27	2,643	2,454	(8)
eBay, Inc.	Morgan Stanley	6,735	416,564	385,646	(29,610)
Genuine Parts Co.	Morgan Stanley	116	13,519	14,618	4,405
Home Depot, Inc. (The)	Morgan Stanley	268	79,782	80,220	1,829
Lowe's Cos., Inc.	Morgan Stanley	313	64,234	63,285	(923)
O'Reilly Automotive, Inc.	Morgan Stanley	163	86,677	111,648	25,790
Ross Stores, Inc.	Morgan Stanley	373	34,775	33,742	(1,043)
Target Corp.	Morgan Stanley	718	148,851	152,374	4,691
		11,095	1,426,600	1,727,289	309,281
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	392	48,306	51,666	3,593
Broadcom, Inc.	Morgan Stanley	212	124,705	133,492	9,525
Intel Corp.	Morgan Stanley	7,058	339,380	349,794	13,867
KLA Corp.	Morgan Stanley	552	193,455	202,065	8,951
Lam Research Corp.	Morgan Stanley	153	77,592	82,254	5,157
Micron Technology, Inc.	Morgan Stanley	1,083	82,137	84,355	3,114
Qorvo, Inc.	Morgan Stanley	50	6,399	6,205	(213)
QUALCOMM, Inc.	Morgan Stanley	2,595	421,964	396,568	(22,788)
Teradyne, Inc.	Morgan Stanley	2,182	248,365	257,978	9,188
		14,277	1,542,303	1,564,377	30,394
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	799	263,864	269,447	5,984
Adobe, Inc.	Morgan Stanley	413	178,482	188,171	9,728
Automatic Data Processing, Inc.	Morgan Stanley	600	112,587	136,524	26,950
Gartner, Inc.	Morgan Stanley	515	149,569	153,192	3,652
International Business Machines Corp.	Morgan Stanley	939	117,426	122,089	6,699
Mastercard, Inc., Class A	Morgan Stanley	378	98,739	135,090	37,634
Microsoft Corp.	Morgan Stanley	2,707	493,029	834,595	353,070
NortonLifeLock, Inc.	Morgan Stanley	8,963	222,223	237,699	20,635
Paychex, Inc.	Morgan Stanley	389	49,417	53,087	4,119
PayPal Holdings, Inc.	Morgan Stanley	2,793	293,201	323,010	29,887
The accompanying notes are an integral part of the financial statements.
26

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
ServiceNow, Inc.	Morgan Stanley	13	$ 7,493	$ 7,240	$ (272)
VeriSign, Inc.	Morgan Stanley	131	27,252	29,142	2,415
Visa, Inc., Class A	Morgan Stanley	305	57,141	67,640	11,180
		18,945	2,070,423	2,556,926	511,681
Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	3,052	265,721	532,910	272,244
Cisco Systems, Inc.	Morgan Stanley	4,692	221,311	261,626	51,358
HP, Inc.	Morgan Stanley	4,254	110,447	154,420	49,343
Keysight Technologies, Inc.	Morgan Stanley	275	41,917	43,442	1,517
Motorola Solutions, Inc.	Morgan Stanley	545	128,184	131,999	4,578
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	1,484	125,579	133,412	10,676
		14,302	893,159	1,257,809	389,716
Telecommunication Services
AT&T, Inc.	Morgan Stanley	3,535	82,987	83,532	1,689
T-Mobile US, Inc.	Morgan Stanley	674	84,739	86,508	1,776
Verizon Communications, Inc.	Morgan Stanley	4,239	224,453	215,935	(3,286)
		8,448	392,179	385,975	179
Transportation
Expeditors International of Washington, Inc.	Morgan Stanley	3,714	402,112	383,136	(15,308)
FedEx Corp.	Morgan Stanley	776	173,620	179,559	6,688
Southwest Airlines Co.	Morgan Stanley	359	15,571	16,442	855
United Parcel Service, Inc., Class B	Morgan Stanley	579	103,075	124,172	25,859
		5,428	694,378	703,309	18,094
Utilities
AES Corp. (The)	Morgan Stanley	9,668	222,915	248,758	25,896
DTE Energy Co.	Morgan Stanley	2,834	330,096	374,683	50,901
NRG Energy, Inc.	Morgan Stanley	8,654	353,724	331,967	(17,367)
PPL Corp.	Morgan Stanley	4,724	135,925	134,917	3,754
		25,880	1,042,660	1,090,325	63,184

Total Reference Entity — Long			22,443,376	25,485,693	3,423,360
Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(3,059)	(526,860)	(366,193)	159,312
BorgWarner, Inc.	Morgan Stanley	(1,021)	(50,208)	(39,717)	9,881
Tesla, Inc.	Morgan Stanley	(50)	(50,760)	(53,880)	(3,270)
		(4,130)	(627,828)	(459,790)	165,923
Banks
Bank of America Corp.	Morgan Stanley	(69)	(2,910)	(2,844)	37
Citigroup, Inc.	Morgan Stanley	(651)	(36,826)	(34,763)	1,948
Citizens Financial Group, Inc.	Morgan Stanley	(5,031)	(254,278)	(228,055)	24,245
Comerica, Inc.	Morgan Stanley	(1,514)	(141,010)	(136,911)	2,935
Fifth Third Bancorp	Morgan Stanley	(2,935)	(135,912)	(126,322)	8,349
KeyCorp.	Morgan Stanley	(3,314)	(81,432)	(74,167)	6,514
M&T Bank Corp.	Morgan Stanley	(1,125)	(196,819)	(190,688)	1,555
Regions Financial Corp.	Morgan Stanley	(11,353)	(268,655)	(252,718)	12,572
The accompanying notes are an integral part of the financial statements.
27

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Banks — (continued)
Signature Bank	Morgan Stanley	(152)	$ (46,208)	$ (44,610)	$ 1,459
SVB Financial Group	Morgan Stanley	(160)	(88,281)	(89,512)	(1,476)
Truist Financial Corp.	Morgan Stanley	(4,825)	(296,708)	(273,578)	20,957
US Bancorp	Morgan Stanley	(4,690)	(260,641)	(249,274)	8,542
Wells Fargo & Co.	Morgan Stanley	(301)	(15,385)	(14,586)	738
Zions Bancorp NA	Morgan Stanley	(2,026)	(133,898)	(132,825)	(140)
		(38,146)	(1,958,963)	(1,850,853)	88,235
Capital Goods
Boeing Co. (The)	Morgan Stanley	(2,749)	(772,945)	(526,434)	240,973
Deere & Co.	Morgan Stanley	(316)	(119,666)	(131,285)	(13,133)
Generac Holdings, Inc.	Morgan Stanley	(761)	(291,404)	(226,215)	64,430
Howmet Aerospace, Inc.	Morgan Stanley	(1,161)	(40,784)	(41,726)	(1,252)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(1,664)	(324,592)	(331,868)	(8,996)
Quanta Services, Inc.	Morgan Stanley	(1,873)	(223,584)	(246,506)	(23,650)
Raytheon Technologies Corp.	Morgan Stanley	(906)	(87,606)	(89,757)	(5,193)
Rockwell Automation, Inc.	Morgan Stanley	(83)	(22,588)	(23,242)	(1,283)
Stanley Black & Decker, Inc.	Morgan Stanley	(2,474)	(421,716)	(345,840)	73,156
Textron, Inc.	Morgan Stanley	(16)	(1,201)	(1,190)	(40)
TransDigm Group, Inc.	Morgan Stanley	(462)	(297,814)	(301,011)	(3,973)
United Rentals, Inc.	Morgan Stanley	(829)	(303,239)	(294,469)	7,981
Xylem, Inc./NY	Morgan Stanley	(242)	(31,023)	(20,633)	10,170
		(13,536)	(2,938,162)	(2,580,176)	339,190
Commercial & Professional Services
Rollins, Inc.	Morgan Stanley	(5,886)	(219,957)	(206,304)	10,590
Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	(564)	(50,791)	(42,024)	8,617
Garmin Ltd. (Switzerland)	Morgan Stanley	(54)	(6,374)	(6,405)	(65)
NVR, Inc.	Morgan Stanley	(37)	(192,114)	(165,289)	26,317
PulteGroup, Inc.	Morgan Stanley	(1,403)	(82,159)	(58,786)	22,465
		(2,058)	(331,438)	(272,504)	57,334
Consumer Services
Chipotle Mexican Grill, Inc.	Morgan Stanley	(190)	(335,848)	(300,586)	33,341
Darden Restaurants, Inc.	Morgan Stanley	(1,581)	(235,435)	(210,194)	23,538
Las Vegas Sands Corp.	Morgan Stanley	(3,141)	(127,688)	(122,091)	5,252
Wynn Resorts Ltd.	Morgan Stanley	(903)	(98,705)	(72,005)	26,428
		(5,815)	(797,676)	(704,876)	88,559
Diversified Financials
Capital One Financial Corp.	Morgan Stanley	(1,003)	(148,119)	(131,684)	16,039
Discover Financial Services	Morgan Stanley	(2,390)	(275,697)	(263,354)	10,489
Goldman Sachs Group, Inc. (The)	Morgan Stanley	(370)	(128,649)	(122,137)	5,677
MarketAxess Holdings, Inc.	Morgan Stanley	(355)	(189,026)	(120,771)	66,849
MSCI, Inc.	Morgan Stanley	(210)	(131,901)	(105,605)	25,692
Northern Trust Corp.	Morgan Stanley	(819)	(95,788)	(95,373)	117
State Street Corp.	Morgan Stanley	(1,554)	(139,431)	(135,384)	2,482
Synchrony Financial	Morgan Stanley	(6,238)	(282,773)	(217,145)	63,740
		(12,939)	(1,391,384)	(1,191,453)	191,085
The accompanying notes are an integral part of the financial statements.
28

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy
Coterra Energy, Inc.	Morgan Stanley	(363)	$ (9,382)	$ (9,790)	$ (524)
Kinder Morgan, Inc.	Morgan Stanley	(589)	(11,058)	(11,138)	(129)
		(952)	(20,440)	(20,928)	(653)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(299)	(22,292)	(20,039)	1,227
Lamb Weston Holdings, Inc.	Morgan Stanley	(3,145)	(249,724)	(188,417)	57,829
		(3,444)	(272,016)	(208,456)	59,056
Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(1,211)	(386,162)	(401,132)	(16,221)
Align Technology, Inc.	Morgan Stanley	(442)	(288,114)	(192,712)	94,652
Baxter International, Inc.	Morgan Stanley	(2,197)	(183,549)	(170,355)	12,792
Becton Dickinson and Co.	Morgan Stanley	(567)	(152,327)	(150,822)	1,098
Boston Scientific Corp.	Morgan Stanley	(4,730)	(206,581)	(209,492)	(3,455)
Cardinal Health, Inc.	Morgan Stanley	(2,095)	(113,587)	(118,787)	(6,515)
Cooper Cos., Inc. (The)	Morgan Stanley	(565)	(226,859)	(235,938)	(9,689)
DENTSPLY SIRONA, Inc.	Morgan Stanley	(1,882)	(126,226)	(92,632)	32,403
Dexcom, Inc.	Morgan Stanley	(469)	(230,119)	(239,940)	(11,610)
Edwards Lifesciences Corp.	Morgan Stanley	(1,047)	(121,069)	(123,253)	(2,512)
Humana, Inc.	Morgan Stanley	(478)	(207,643)	(208,011)	(1,481)
IDEXX Laboratories, Inc.	Morgan Stanley	(581)	(356,247)	(317,842)	36,817
Intuitive Surgical, Inc.	Morgan Stanley	(931)	(300,208)	(280,864)	18,562
ResMed, Inc.	Morgan Stanley	(186)	(45,912)	(45,107)	605
STERIS PLC (Ireland)	Morgan Stanley	(417)	(97,613)	(100,818)	(3,554)
Stryker Corp.	Morgan Stanley	(598)	(157,193)	(159,875)	(3,545)
Teleflex, Inc.	Morgan Stanley	(150)	(62,694)	(53,225)	9,108
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(2,050)	(283,803)	(262,195)	19,641
		(20,596)	(3,545,906)	(3,363,000)	167,096
Household & Personal Products
Clorox Co. (The)	Morgan Stanley	(367)	(65,541)	(51,024)	16,160
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(165)	(60,615)	(44,933)	15,409
		(532)	(126,156)	(95,957)	31,569
Insurance
Globe Life, Inc.	Morgan Stanley	(162)	(15,718)	(16,297)	(671)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	(789)	(55,991)	(56,658)	(830)
Lincoln National Corp.	Morgan Stanley	(4,758)	(331,003)	(310,983)	17,539
MetLife, Inc.	Morgan Stanley	(1,825)	(127,546)	(128,261)	(1,457)
		(7,534)	(530,258)	(512,199)	14,581
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	(136)	(42,664)	(33,988)	8,069
Albemarle Corp.	Morgan Stanley	(2,428)	(526,931)	(536,952)	(15,685)
Ball Corp.	Morgan Stanley	(2,707)	(259,422)	(243,630)	12,971
Ecolab, Inc.	Morgan Stanley	(657)	(150,145)	(116,000)	32,567
International Flavors & Fragrances, Inc.	Morgan Stanley	(959)	(142,212)	(125,945)	14,228
Martin Marietta Materials, Inc.	Morgan Stanley	(717)	(275,452)	(275,966)	(1,695)
Vulcan Materials Co.	Morgan Stanley	(1,439)	(273,778)	(264,344)	7,581
		(9,043)	(1,670,604)	(1,596,825)	58,036
The accompanying notes are an integral part of the financial statements.
29

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment
DISH Network Corp., Class A	Morgan Stanley	(2,557)	$ (79,460)	$ (80,929)	$ (1,691)
Fox Corp., Class A	Morgan Stanley	(5,279)	(225,431)	(208,257)	15,608
Live Nation Entertainment, Inc.	Morgan Stanley	(962)	(106,648)	(113,170)	(6,813)
Match Group, Inc.	Morgan Stanley	(2,280)	(341,532)	(247,927)	92,719
Paramount Global, Class B	Morgan Stanley	(2,474)	(93,802)	(93,542)	57
Walt Disney Co/The	Morgan Stanley	(94)	(16,400)	(12,893)	3,444
		(13,646)	(863,273)	(756,718)	103,324
Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	Morgan Stanley	(10)	(2,440)	(2,418)	(6)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(106)	(83,665)	(59,702)	23,871
Bio-Techne Corp.	Morgan Stanley	(717)	(331,510)	(310,490)	19,971
Catalent, Inc.	Morgan Stanley	(2,450)	(280,532)	(271,705)	7,938
Charles River Laboratories International, Inc.	Morgan Stanley	(296)	(107,538)	(84,055)	23,189
Eli Lilly & Co.	Morgan Stanley	(30)	(8,063)	(8,591)	(569)
IQVIA Holdings, Inc.	Morgan Stanley	(658)	(158,657)	(152,136)	6,098
Mettler-Toledo International, Inc.	Morgan Stanley	(38)	(52,661)	(52,181)	325
Moderna, Inc.	Morgan Stanley	(298)	(128,133)	(51,333)	76,454
Waters Corp.	Morgan Stanley	(25)	(7,940)	(7,760)	139
West Pharmaceutical Services, Inc.	Morgan Stanley	(57)	(25,279)	(23,410)	1,777
		(4,685)	(1,186,418)	(1,023,781)	159,187
Real Estate
Equinix, Inc., REIT	Morgan Stanley	(509)	(400,117)	(377,485)	17,412
Iron Mountain, Inc., REIT	Morgan Stanley	(1,261)	(65,024)	(69,872)	(5,794)
Ventas, Inc., REIT	Morgan Stanley	(109)	(6,571)	(6,732)	(2,966)
Vornado Realty Trust, REIT	Morgan Stanley	(1,706)	(80,281)	(77,316)	1,053
		(3,585)	(551,993)	(531,405)	9,705
Retailing
CarMax, Inc.	Morgan Stanley	(4,264)	(563,035)	(411,391)	150,198
Dollar Tree, Inc.	Morgan Stanley	(1,146)	(157,678)	(183,532)	(28,205)
Etsy, Inc.	Morgan Stanley	(2,700)	(548,825)	(335,556)	211,774
Pool Corp.	Morgan Stanley	(331)	(149,285)	(139,963)	8,715
Tractor Supply Co.	Morgan Stanley	(710)	(156,662)	(165,693)	(9,960)
		(9,151)	(1,575,485)	(1,236,135)	332,522
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(943)	(131,735)	(103,108)	28,373
Analog Devices, Inc.	Morgan Stanley	(1,567)	(282,959)	(258,837)	21,384
Enphase Energy, Inc.	Morgan Stanley	(1,502)	(326,746)	(303,074)	21,937
Microchip Technology, Inc.	Morgan Stanley	(2,023)	(166,585)	(152,008)	12,915
Monolithic Power Systems, Inc.	Morgan Stanley	(489)	(212,833)	(237,498)	(27,272)
NVIDIA Corp.	Morgan Stanley	(923)	(233,844)	(251,850)	(18,984)
Skyworks Solutions, Inc.	Morgan Stanley	(706)	(119,459)	(94,096)	24,185
Texas Instruments, Inc.	Morgan Stanley	(26)	(4,840)	(4,770)	252
		(8,179)	(1,479,001)	(1,405,241)	62,790
Software & Services
Ceridian HCM Holding, Inc.	Morgan Stanley	(3,414)	(375,052)	(233,381)	140,701
Citrix Systems, Inc.	Morgan Stanley	(1,559)	(207,014)	(157,303)	48,108
Fidelity National Information Services, Inc.	Morgan Stanley	(1,689)	(255,767)	(169,609)	82,839
The accompanying notes are an integral part of the financial statements.
30

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Fortinet, Inc.	Morgan Stanley	(571)	$ (186,547)	$ (195,134)	$ (9,080)
Global Payments, Inc.	Morgan Stanley	(991)	(208,041)	(135,608)	70,948
Intuit, Inc.	Morgan Stanley	(74)	(49,076)	(35,582)	13,299
Jack Henry & Associates, Inc.	Morgan Stanley	(237)	(44,896)	(46,701)	(5,631)
Paycom Software, Inc.	Morgan Stanley	(522)	(208,736)	(180,810)	27,807
PTC, Inc.	Morgan Stanley	(3,254)	(414,495)	(350,521)	62,727
Tyler Technologies, Inc.	Morgan Stanley	(445)	(204,311)	(197,976)	5,797
		(12,756)	(2,153,935)	(1,702,625)	437,515
Technology Hardware & Equipment
CDW Corp.	Morgan Stanley	(251)	(43,944)	(44,901)	(1,090)
IPG Photonics Corp.	Morgan Stanley	(498)	(112,426)	(54,660)	57,460
Teledyne Technologies, Inc.	Morgan Stanley	(194)	(88,916)	(91,690)	(3,021)
Trimble, Inc.	Morgan Stanley	(2,104)	(181,944)	(151,783)	29,680
Zebra Technologies Corp., Class A	Morgan Stanley	(48)	(28,982)	(19,858)	9,030
		(3,095)	(456,212)	(362,892)	92,059
Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	(1,406)	(138,260)	(151,440)	(15,027)
JB Hunt Transport Services, Inc.	Morgan Stanley	(888)	(178,467)	(178,302)	(537)
		(2,294)	(316,727)	(329,742)	(15,564)
Utilities
Alliant Energy Corp.	Morgan Stanley	(430)	(26,446)	(26,866)	(508)
Ameren Corp.	Morgan Stanley	(1,953)	(165,822)	(183,113)	(21,743)
American Water Works Co., Inc.	Morgan Stanley	(1,936)	(319,695)	(320,466)	(4,066)
Atmos Energy Corp.	Morgan Stanley	(1,794)	(192,109)	(214,365)	(31,553)
CenterPoint Energy, Inc.	Morgan Stanley	(6,900)	(193,768)	(211,416)	(27,201)
CMS Energy Corp.	Morgan Stanley	(1,864)	(120,453)	(130,368)	(10,720)
Dominion Energy, Inc.	Morgan Stanley	(2,860)	(231,630)	(243,014)	(11,602)
Duke Energy Corp.	Morgan Stanley	(1,442)	(152,637)	(161,014)	(10,894)
Edison International	Morgan Stanley	(2,976)	(217,526)	(208,618)	(14,236)
Entergy Corp.	Morgan Stanley	(2,492)	(283,905)	(290,941)	(20,406)
Evergy, Inc.	Morgan Stanley	(3,170)	(208,574)	(216,638)	(10,178)
Eversource Energy	Morgan Stanley	(3,592)	(320,546)	(316,778)	(8,708)
Exelon Corp.	Morgan Stanley	(595)	(25,658)	(28,340)	(2,769)
FirstEnergy Corp.	Morgan Stanley	(2,104)	(101,311)	(96,489)	(4,653)
NextEra Energy, Inc.	Morgan Stanley	(2,620)	(218,124)	(221,940)	(7,826)
NiSource, Inc.	Morgan Stanley	(2,680)	(70,461)	(85,224)	(16,991)
Pinnacle West Capital Corp.	Morgan Stanley	(3,841)	(335,193)	(299,982)	16,336
Public Service Enterprise Group, Inc.	Morgan Stanley	(1,302)	(86,772)	(91,140)	(4,885)
Sempra Energy	Morgan Stanley	(512)	(68,591)	(86,077)	(25,344)
WEC Energy Group, Inc.	Morgan Stanley	(2,426)	(237,252)	(242,139)	(12,607)
Xcel Energy, Inc.	Morgan Stanley	(4,020)	(282,252)	(290,123)	(16,336)
		(51,509)	(3,858,725)	(3,965,051)	(246,890)

Total Reference Entity — Short			(26,872,557)	(24,376,911)	2,205,249
Net Value of Reference Entity			$ (4,429,181)	$ 1,108,782	$5,628,609

*	Includes $90,646 related to open trades, dividends receivables/payables and swap receivables/payables activities.
The accompanying notes are an integral part of the financial statements.
31

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.9%
Gotham Defensive Long 500 Fund	208,358	$ 2,944,101
Gotham Enhanced 500 ETF	228,200	5,616,504
Gotham Enhanced S&P 500 Index Fund	262,675	4,247,458
Gotham Hedged Core Fund	373,965	4,330,517
Gotham Hedged Plus Fund	227,058	2,979,003
Gotham Large Value Fund	378,935	5,805,284
Gotham Neutral Fund*	288,449	2,965,249
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $26,318,066)		28,888,116
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		20,336
NET ASSETS - 100.0%		$ 28,908,452

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
The accompanying notes are an integral part of the financial statements.
32

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 140.5%
COMMON STOCKS — 140.5%
Automobiles & Components — 1.6%
BorgWarner, Inc.	139	$ 5,407
Ford Motor Co.†	2,378	40,212
General Motors Co.†*	333	14,565
		60,184
Banks — 0.0%
People's United Financial, Inc.*	39	780
SVB Financial Group†*	1	559
		1,339
Capital Goods — 9.3%
3M Co.†	332	49,428
A.O. Smith Corp.	91	5,814
Allegion PLC (Ireland)	1	110
Cummins, Inc.†	32	6,564
Dover Corp.†	17	2,667
Eaton Corp. PLC (Ireland)†	232	35,208
Fortive Corp.†	32	1,950
Fortune Brands Home & Security, Inc.	60	4,457
General Dynamics Corp.†	162	39,071
General Electric Co.†	637	58,286
Honeywell International, Inc.†	190	36,970
Ingersoll Rand, Inc.†	5	252
Johnson Controls International PLC (Ireland)†	182	11,934
L3Harris Technologies, Inc.†	2	497
Lockheed Martin Corp.†	97	42,816
Masco Corp.	142	7,242
Nordson Corp.	3	681
Northrop Grumman Corp.†	18	8,050
Otis Worldwide Corp.†	94	7,233
Parker-Hannifin Corp.	1	284
Pentair PLC (Ireland)	37	2,006
Roper Technologies, Inc.	10	4,722
Snap-on, Inc.	26	5,342
Textron, Inc.	51	3,793
Trane Technologies PLC (Ireland)†	86	13,132
		348,509
Commercial & Professional Services — 0.4%
Jacobs Engineering Group, Inc.	38	5,237
Nielsen Holdings PLC (United Kingdom)	112	3,051
Robert Half International, Inc.	64	7,308
Waste Management, Inc.	1	158
		15,754
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 1.3%
Hasbro, Inc.	1	$ 82
Lennar Corp., Class A	27	2,192
Mohawk Industries, Inc.*	39	4,844
Newell Brands, Inc.	128	2,740
PVH Corp.	41	3,141
Ralph Lauren Corp.	43	4,878
Tapestry, Inc.	153	5,684
Under Armour, Inc., Class C*	276	4,295
VF Corp.†	226	12,850
Whirlpool Corp.†	36	6,220
		46,926
Consumer Services — 1.9%
McDonald's Corp.†	186	45,994
Penn National Gaming, Inc.*	56	2,376
Starbucks Corp.	92	8,369
Yum! Brands, Inc.†	108	12,801
		69,540
Diversified Financials — 5.2%
American Express Co.	6	1,122
Ameriprise Financial, Inc.	2	601
Berkshire Hathaway, Inc., Class B†*	202	71,288
BlackRock, Inc.†	88	67,247
CME Group, Inc.	11	2,616
Franklin Resources, Inc.†	302	8,432
Intercontinental Exchange, Inc.	5	661
Invesco Ltd. (Bermuda)	290	6,687
Moody's Corp.	3	1,012
Nasdaq, Inc.†	47	8,375
Raymond James Financial, Inc.†	47	5,166
S&P Global, Inc.	3	1,231
T Rowe Price Group, Inc.†	138	20,864
		195,302
Energy — 8.6%
APA Corp.	219	9,051
Baker Hughes Co.	14	510
Chevron Corp.†	467	76,042
EOG Resources, Inc.†	340	40,538
Exxon Mobil Corp.†	938	77,470
Halliburton Co.†	190	7,195
Marathon Oil Corp.	456	11,450
Marathon Petroleum Corp.†	368	31,464
Occidental Petroleum Corp.†	564	32,001
ONEOK, Inc.†	135	9,535
Phillips 66	72	6,220
Pioneer Natural Resources Co.	2	500

The accompanying notes are an integral part of the financial statements.
33

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Schlumberger NV (Curacao)†	18	$ 744
Valero Energy Corp.†	173	17,567
Williams Cos., Inc. (The)	13	434
		320,721
Food & Staples Retailing — 0.3%
Walgreens Boots Alliance, Inc.†	122	5,462
Walmart, Inc.	37	5,510
		10,972
Food, Beverage & Tobacco — 7.5%
Altria Group, Inc.†	1,052	54,967
Archer-Daniels-Midland Co.†	338	30,508
Campbell Soup Co.	3	134
Coca-Cola Co. (The)†	546	33,852
Constellation Brands, Inc., Class A†	23	5,297
General Mills, Inc.†	257	17,404
Hershey Co. (The)†	31	6,715
Kraft Heinz Co. (The)†	454	17,883
Molson Coors Beverage Co., Class B	10	534
Mondelez International, Inc., Class A†	221	13,874
Monster Beverage Corp.*	5	399
PepsiCo, Inc.	12	2,009
Philip Morris International, Inc.†	806	75,716
Tyson Foods, Inc., Class A†	212	19,002
		278,294
Health Care Equipment & Services — 8.0%
Abbott Laboratories†	162	19,174
AmerisourceBergen Corp.	4	619
Anthem, Inc.†	78	38,315
Cerner Corp.	17	1,590
Cigna Corp.†	194	46,484
CVS Health Corp.†	661	66,900
DaVita, Inc.†*	60	6,787
HCA Healthcare, Inc.†	136	34,084
Henry Schein, Inc.*	1	87
Hologic, Inc.†*	101	7,759
Laboratory Corp. of America Holdings†*	59	15,556
McKesson Corp.†	89	27,246
Medtronic PLC (Ireland)†	48	5,326
Quest Diagnostics, Inc.†	70	9,580
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
UnitedHealth Group, Inc.†	30	$ 15,299
Universal Health Services, Inc., Class B	18	2,609
		297,415
Household & Personal Products — 0.5%
Colgate-Palmolive Co.†	25	1,896
Estee Lauder Cos., Inc. (The), Class A	3	817
Kimberly-Clark Corp.	3	369
Procter & Gamble Co. (The)†	110	16,808
		19,890
Insurance — 2.7%
Aflac, Inc.	7	451
Aon PLC, Class A (Ireland)†	103	33,540
Arthur J Gallagher & Co.†	22	3,841
Brown & Brown, Inc.†	160	11,563
Chubb Ltd. (Switzerland)	3	641
Marsh & McLennan Cos., Inc.†	295	50,274
W R Berkley Corp.	3	200
Willis Towers Watson PLC (Ireland)	4	945
		101,455
Materials — 5.3%
Avery Dennison Corp.	2	348
CF Industries Holdings, Inc.	121	12,470
Corteva, Inc.†	418	24,027
Dow, Inc.†	306	19,498
DuPont de Nemours, Inc.†	193	14,201
Eastman Chemical Co.†	30	3,362
FMC Corp.	73	9,605
Freeport-McMoRan, Inc.†	830	41,284
International Paper Co.†	243	11,214
Linde PLC (Ireland)†	17	5,430
LyondellBasell Industries NV, Class A (Netherlands)†	193	19,844
Mosaic Co. (The)†	10	665
Nucor Corp.†	170	25,271
PPG Industries, Inc.	5	655
Sealed Air Corp.	87	5,826
Westrock Co.	59	2,775
		196,475
Media & Entertainment — 15.3%
Activision Blizzard, Inc.†	397	31,804
Alphabet, Inc., Class A†*	73	203,039

The accompanying notes are an integral part of the financial statements.
34

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A†*	97	$ 52,916
Comcast Corp., Class A†	1,274	59,649
Discovery, Inc., Class A*	149	3,713
Electronic Arts, Inc.	26	3,289
Interpublic Group of Cos., Inc. (The)	238	8,437
Meta Platforms, Inc., Class A†*	795	176,776
Netflix, Inc.†*	40	14,984
News Corp., Class A	329	7,287
Omnicom Group, Inc.†	66	5,602
Take-Two Interactive Software, Inc.*	11	1,691
Twitter, Inc.*	73	2,824
		572,011
Pharmaceuticals, Biotechnology & Life Sciences — 14.1%
AbbVie, Inc.†	414	67,113
Amgen, Inc.†	72	17,411
Biogen, Inc.†*	86	18,112
Bristol-Myers Squibb Co.	20	1,461
Charles River Laboratories International, Inc.*	6	1,704
Danaher Corp.†	66	19,360
Gilead Sciences, Inc.†	729	43,339
Illumina, Inc.*	14	4,892
Incyte Corp.*	20	1,588
Johnson & Johnson†	298	52,814
Merck & Co., Inc.†	751	61,619
Moderna, Inc.†*	234	40,309
Organon & Co.†	146	5,100
PerkinElmer, Inc.	23	4,012
Pfizer, Inc.†	1,790	92,668
Regeneron Pharmaceuticals, Inc.†*	71	49,588
Vertex Pharmaceuticals, Inc.†*	147	38,363
Viatris, Inc.	702	7,638
		527,091
Real Estate — 2.6%
Alexandria Real Estate Equities, Inc., REIT	48	9,660
American Tower Corp., REIT†	41	10,300
AvalonBay Communities, Inc., REIT	1	248
CBRE Group, Inc., Class A†*	193	17,663
Crown Castle International Corp., REIT	39	7,199
Duke Realty Corp., REIT	84	4,877
Equity Residential, REIT	3	270
Essex Property Trust, Inc., REIT	1	346
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Extra Space Storage, Inc., REIT	31	$ 6,374
Mid-America Apartment Communities, Inc., REIT	13	2,723
Prologis, Inc., REIT	73	11,788
Public Storage, REIT	12	4,683
Realty Income Corp., REIT	6	416
Regency Centers Corp., REIT	2	143
SBA Communications Corp., REIT	10	3,441
Simon Property Group, Inc., REIT	4	526
UDR, Inc., REIT	3	172
Weyerhaeuser Co., REIT†	430	16,297
		97,126
Retailing — 11.4%
Advance Auto Parts, Inc.	9	1,863
Amazon.com, Inc.†*	56	182,557
AutoZone, Inc.†*	13	26,580
Bath & Body Works, Inc.†	166	7,935
Best Buy Co., Inc.†	142	12,908
eBay, Inc.†	344	19,698
Genuine Parts Co.†	2	252
Home Depot, Inc. (The)†	98	29,334
LKQ Corp.†	87	3,951
Lowe's Cos., Inc.†	102	20,623
O'Reilly Automotive, Inc.†*	40	27,398
Ross Stores, Inc.†	202	18,273
Target Corp.†	264	56,026
TJX Cos., Inc. (The)	205	12,419
Ulta Beauty, Inc.†*	11	4,380
		424,197
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.*	16	1,749
Applied Materials, Inc.†	219	28,864
Broadcom, Inc.	8	5,037
Intel Corp.†	2,067	102,441
KLA Corp.†	58	21,232
Lam Research Corp.†	42	22,580
Microchip Technology, Inc.	8	601
Micron Technology, Inc.†	352	27,417
NVIDIA Corp.	22	6,003
NXP Semiconductors NV (Netherlands)†	5	925
Qorvo, Inc.*	24	2,978
QUALCOMM, Inc.†	534	81,606
Skyworks Solutions, Inc.	9	1,200

The accompanying notes are an integral part of the financial statements.
35

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
SolarEdge Technologies, Inc.*	4	$ 1,290
Teradyne, Inc.	97	11,468
		315,391
Software & Services — 16.8%
Accenture PLC, Class A (Ireland)†	211	71,156
Adobe, Inc.†*	43	19,592
ANSYS, Inc.*	8	2,541
Autodesk, Inc.*	20	4,287
Automatic Data Processing, Inc.†	148	33,676
Cadence Design Systems, Inc.*	25	4,111
Cognizant Technology Solutions Corp., Class A	47	4,214
DXC Technology Co.*	75	2,447
EPAM Systems, Inc.*	5	1,483
Fiserv, Inc.*	23	2,332
FleetCor Technologies, Inc.*	24	5,977
Gartner, Inc.†*	47	13,981
Global Payments, Inc.	2	274
International Business Machines Corp.†	407	52,918
Mastercard, Inc., Class A†	89	31,807
Microsoft Corp.†	818	252,198
NortonLifeLock, Inc.	136	3,607
Oracle Corp.†	38	3,144
Paychex, Inc.†	107	14,602
PayPal Holdings, Inc.†*	239	27,640
Salesforce, Inc.†*	90	19,109
ServiceNow, Inc.†*	18	10,024
Synopsys, Inc.*	14	4,666
Visa, Inc., Class A†	191	42,358
		628,144
Technology Hardware & Equipment — 12.0%
Amphenol Corp., Class A	6	452
Apple, Inc.†	1,567	273,614
Arista Networks, Inc.*	3	417
Cisco Systems, Inc.†	1,748	97,468
Corning, Inc.†	231	8,526
HP, Inc.†	714	25,918
IPG Photonics Corp.*	31	3,403
Juniper Networks, Inc.	72	2,675
Keysight Technologies, Inc.*	1	158
Motorola Solutions, Inc.†	56	13,563
NetApp, Inc.†	19	1,577
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology Holdings PLC (Ireland)†	101	$ 9,080
TE Connectivity Ltd. (Switzerland)†	5	655
Western Digital Corp.†*	181	8,987
		446,493
Telecommunication Services — 3.2%
AT&T, Inc.†	2,654	62,714
Lumen Technologies, Inc.	593	6,683
T-Mobile US, Inc.*	57	7,316
Verizon Communications, Inc.†	868	44,216
		120,929
Transportation — 3.1%
CSX Corp.†	110	4,119
Expeditors International of Washington, Inc.†	97	10,007
FedEx Corp.†	149	34,477
Union Pacific Corp.†	55	15,027
United Parcel Service, Inc., Class B†	235	50,398
		114,028
Utilities — 1.0%
AES Corp. (The)	388	9,983
DTE Energy Co.†	113	14,940
NRG Energy, Inc.	142	5,447
PPL Corp.†	180	5,141
		35,511
TOTAL COMMON STOCKS (Cost $4,247,832)		5,243,697

TOTAL LONG POSITIONS - 140.5% (Cost $4,247,832)		5,243,697
SHORT POSITIONS — (41.6)%
COMMON STOCKS — (41.6)%
Automobiles & Components — (0.2)%
Aptiv PLC (Jersey)*	(54)	(6,464)
Banks — (3.2)%
Bank of America Corp.	(270)	(11,129)
Citigroup, Inc.	(400)	(21,360)
Citizens Financial Group, Inc.	(86)	(3,898)
Comerica, Inc.	(28)	(2,532)
Fifth Third Bancorp	(139)	(5,983)
Huntington Bancshares, Inc.	(293)	(4,284)
JPMorgan Chase & Co.	(20)	(2,726)
KeyCorp.	(195)	(4,364)

The accompanying notes are an integral part of the financial statements.
36

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (Continued)
M&T Bank Corp.	(28)	$ (4,746)
PNC Financial Services Group, Inc. (The)	(59)	(10,883)
Regions Financial Corp.	(193)	(4,296)
Signature Bank	(11)	(3,228)
Truist Financial Corp.	(271)	(15,366)
US Bancorp	(302)	(16,051)
Wells Fargo & Co.	(138)	(6,688)
Zions Bancorp NA	(35)	(2,295)
		(119,829)
Capital Goods — (4.4)%
AMETEK, Inc.	(47)	(6,259)
Boeing Co. (The)*	(120)	(22,980)
Carrier Global Corp.	(84)	(3,853)
Caterpillar, Inc.	(18)	(4,011)
Deere & Co.	(61)	(25,343)
Emerson Electric Co.	(118)	(11,570)
Fastenal Co.	(118)	(7,009)
Generac Holdings, Inc.*	(12)	(3,567)
Howmet Aerospace, Inc.	(85)	(3,055)
Huntington Ingalls Industries, Inc.	(9)	(1,795)
PACCAR, Inc.	(72)	(6,341)
Quanta Services, Inc.	(28)	(3,685)
Raytheon Technologies Corp.	(304)	(30,117)
Rockwell Automation, Inc.	(23)	(6,441)
Stanley Black & Decker, Inc.	(32)	(4,473)
TransDigm Group, Inc.*	(12)	(7,819)
United Rentals, Inc.*	(14)	(4,973)
Westinghouse Air Brake Technologies Corp.	(38)	(3,654)
WW Grainger, Inc.	(11)	(5,674)
		(162,619)
Commercial & Professional Services — (0.9)%
Cintas Corp.	(17)	(7,232)
Copart, Inc.*	(10)	(1,255)
Equifax, Inc.	(25)	(5,927)
Leidos Holdings, Inc.	(29)	(3,133)
Republic Services, Inc.	(35)	(4,637)
Rollins, Inc.	(123)	(4,311)
Verisk Analytics, Inc.	(34)	(7,297)
		(33,792)
Consumer Durables & Apparel — (0.8)%
DR Horton, Inc.	(72)	(5,365)
Garmin Ltd. (Switzerland)	(39)	(4,626)
NIKE, Inc., Class B	(104)	(13,994)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
NVR, Inc.*	(1)	$ (4,467)
PulteGroup, Inc.	(53)	(2,221)
		(30,673)
Consumer Services — (2.2)%
Booking Holdings, Inc.*	(5)	(11,742)
Caesars Entertainment, Inc.*	(23)	(1,779)
Carnival Corp. (Panama)*	(238)	(4,812)
Chipotle Mexican Grill, Inc.*	(7)	(11,074)
Darden Restaurants, Inc.	(27)	(3,590)
Domino's Pizza, Inc.	(8)	(3,256)
Expedia Group, Inc.*	(31)	(6,066)
Hilton Worldwide Holdings, Inc.*	(60)	(9,105)
Las Vegas Sands Corp.*	(155)	(6,025)
Marriott International, Inc., Class A*	(68)	(11,951)
MGM Resorts International	(104)	(4,362)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(85)	(1,860)
Royal Caribbean Cruises Ltd. (Liberia)*	(53)	(4,440)
Wynn Resorts Ltd.*	(27)	(2,153)
		(82,215)
Diversified Financials — (2.5)%
Bank of New York Mellon Corp. (The)	(114)	(5,658)
Capital One Financial Corp.	(81)	(10,635)
Cboe Global Markets, Inc.	(9)	(1,030)
Charles Schwab Corp. (The)	(19)	(1,602)
Discover Financial Services	(59)	(6,501)
FactSet Research Systems, Inc.	(8)	(3,473)
Goldman Sachs Group, Inc. (The)	(63)	(20,796)
MarketAxess Holdings, Inc.	(9)	(3,062)
Morgan Stanley	(181)	(15,819)
MSCI, Inc.	(18)	(9,052)
Northern Trust Corp.	(43)	(5,007)
State Street Corp.	(77)	(6,708)
Synchrony Financial	(108)	(3,760)
		(93,103)
Energy — (1.6)%
ConocoPhillips	(265)	(26,500)
Coterra Energy, Inc.	(166)	(4,477)
Devon Energy Corp.	(135)	(7,983)
Diamondback Energy, Inc.	(36)	(4,935)
Hess Corp.	(62)	(6,636)
Kinder Morgan, Inc.	(453)	(8,566)
		(59,097)

The accompanying notes are an integral part of the financial statements.
37

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (0.7)%
Costco Wholesale Corp.	(17)	$ (9,790)
Kroger Co. (The)	(147)	(8,433)
Sysco Corp.	(102)	(8,328)
		(26,551)
Food, Beverage & Tobacco — (0.8)%
Brown-Forman Corp., Class B	(105)	(7,037)
Conagra Brands, Inc.	(97)	(3,256)
Hormel Foods Corp.	(54)	(2,783)
J M Smucker Co. (The)	(22)	(2,979)
Kellogg Co.	(69)	(4,450)
Lamb Weston Holdings, Inc.	(30)	(1,797)
McCormick & Co., Inc., non-voting shares	(56)	(5,589)
		(27,891)
Health Care Equipment & Services — (4.7)%
ABIOMED, Inc.*	(11)	(3,644)
Align Technology, Inc.*	(14)	(6,104)
Baxter International, Inc.	(102)	(7,909)
Becton Dickinson and Co.	(58)	(15,428)
Boston Scientific Corp.*	(291)	(12,888)
Cardinal Health, Inc.	(57)	(3,232)
Centene Corp.*	(118)	(9,934)
Cooper Cos., Inc. (The)	(13)	(5,429)
DENTSPLY SIRONA, Inc.	(45)	(2,215)
Dexcom, Inc.*	(20)	(10,232)
Edwards Lifesciences Corp.*	(126)	(14,833)
Humana, Inc.	(27)	(11,750)
IDEXX Laboratories, Inc.*	(22)	(12,035)
Intuitive Surgical, Inc.*	(73)	(22,023)
Molina Healthcare, Inc.*	(2)	(667)
ResMed, Inc.	(32)	(7,760)
STERIS PLC (Ireland)	(20)	(4,835)
Stryker Corp.	(76)	(20,319)
Zimmer Biomet Holdings, Inc.	(42)	(5,372)
		(176,609)
Household & Personal Products — (0.2)%
Church & Dwight Co., Inc.	(52)	(5,168)
Clorox Co. (The)	(27)	(3,754)
		(8,922)
Insurance — (1.8)%
Allstate Corp. (The)	(58)	(8,034)
American International Group, Inc.	(164)	(10,294)
Cincinnati Financial Corp.	(33)	(4,487)
Everest Re Group Ltd. (Bermuda)	(8)	(2,411)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Globe Life, Inc.	(22)	$ (2,213)
Hartford Financial Services Group, Inc. (The)	(70)	(5,027)
Lincoln National Corp.	(37)	(2,418)
Loews Corp.	(46)	(2,982)
MetLife, Inc.	(169)	(11,877)
Principal Financial Group, Inc.	(51)	(3,744)
Progressive Corp. (The)	(30)	(3,420)
Prudential Financial, Inc.	(60)	(7,090)
Travelers Cos., Inc. (The)	(24)	(4,385)
		(68,382)
Materials — (1.9)%
Air Products and Chemicals, Inc.	(49)	(12,246)
Albemarle Corp.	(26)	(5,750)
Amcor PLC (Jersey)	(305)	(3,456)
Ball Corp.	(73)	(6,570)
Celanese Corp.	(10)	(1,429)
International Flavors & Fragrances, Inc.	(52)	(6,829)
Martin Marietta Materials, Inc.	(13)	(5,003)
Newmont Corp.	(160)	(12,712)
Packaging Corp. of America	(19)	(2,966)
Sherwin-Williams Co. (The)	(41)	(10,234)
Vulcan Materials Co.	(29)	(5,327)
		(72,522)
Media & Entertainment — (1.5)%
DISH Network Corp., Class A*	(105)	(3,323)
Fox Corp., Class A	(114)	(4,497)
Live Nation Entertainment, Inc.*	(48)	(5,647)
Match Group, Inc.*	(58)	(6,307)
Paramount Global, Class B	(131)	(4,953)
Walt Disney Co. (The)*	(231)	(31,684)
		(56,411)
Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Agilent Technologies, Inc.	(60)	(7,940)
Bio-Rad Laboratories, Inc., Class A*	(7)	(3,943)
Bio-Techne Corp.	(8)	(3,464)
Catalent, Inc.*	(37)	(4,103)
Eli Lilly & Co.	(105)	(30,069)
IQVIA Holdings, Inc.*	(51)	(11,792)
Mettler-Toledo International, Inc.*	(5)	(6,866)
Thermo Fisher Scientific, Inc.	(28)	(16,538)
Waters Corp.*	(13)	(4,035)

The accompanying notes are an integral part of the financial statements.
38

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
West Pharmaceutical Services, Inc.	(17)	$ (6,982)
Zoetis, Inc.	(52)	(9,807)
		(105,539)
Real Estate — (1.6)%
Boston Properties, Inc., REIT	(32)	(4,122)
Digital Realty Trust, Inc., REIT	(58)	(8,224)
Equinix, Inc., REIT	(22)	(16,316)
Federal Realty Investment Trust, REIT	(1)	(122)
Healthpeak Properties, Inc., REIT	(110)	(3,776)
Host Hotels & Resorts, Inc., REIT	(161)	(3,128)
Iron Mountain, Inc., REIT	(59)	(3,269)
Kimco Realty Corp., REIT	(123)	(3,038)
Ventas, Inc., REIT	(81)	(5,003)
Vornado Realty Trust, REIT	(41)	(1,858)
Welltower, Inc., REIT	(92)	(8,845)
		(57,701)
Retailing — (0.6)%
CarMax, Inc.*	(35)	(3,377)
Dollar Tree, Inc.*	(45)	(7,207)
Etsy, Inc.*	(29)	(3,604)
Pool Corp.	(8)	(3,383)
Tractor Supply Co.	(22)	(5,134)
		(22,705)
Semiconductors & Semiconductor Equipment — (1.1)%
Analog Devices, Inc.	(108)	(17,840)
Enphase Energy, Inc.*	(27)	(5,448)
Monolithic Power Systems, Inc.	(9)	(4,371)
Texas Instruments, Inc.	(71)	(13,027)
		(40,686)
Software & Services — (1.1)%
Akamai Technologies, Inc.*	(33)	(3,940)
Broadridge Financial Solutions, Inc.	(24)	(3,737)
Ceridian HCM Holding, Inc.*	(31)	(2,119)
Citrix Systems, Inc.	(27)	(2,724)
Fortinet, Inc.*	(11)	(3,759)
Intuit, Inc.	(10)	(4,808)
Jack Henry & Associates, Inc.	(17)	(3,350)
Paycom Software, Inc.*	(13)	(4,503)
PTC, Inc.*	(25)	(2,693)
Tyler Technologies, Inc.*	(9)	(4,004)
VeriSign, Inc.*	(23)	(5,117)
		(40,754)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (0.4)%
CDW Corp.	(27)	$ (4,830)
F5, Inc.*	(6)	(1,254)
Hewlett Packard Enterprise Co.	(56)	(936)
Teledyne Technologies, Inc.*	(9)	(4,253)
Trimble, Inc.*	(36)	(2,597)
		(13,870)
Transportation — (0.9)%
Alaska Air Group, Inc.*	(27)	(1,566)
American Airlines Group, Inc.*	(135)	(2,464)
CH Robinson Worldwide, Inc.	(28)	(3,016)
Delta Air Lines, Inc.*	(138)	(5,461)
JB Hunt Transport Services, Inc.	(23)	(4,618)
Norfolk Southern Corp.	(2)	(570)
Old Dominion Freight Line, Inc.	(23)	(6,870)
Southwest Airlines Co.*	(126)	(5,771)
United Airlines Holdings, Inc.*	(68)	(3,152)
		(33,488)
Utilities — (5.7)%
Alliant Energy Corp.	(61)	(3,811)
Ameren Corp.	(62)	(5,813)
American Electric Power Co., Inc.	(124)	(12,371)
American Water Works Co., Inc.	(41)	(6,787)
Atmos Energy Corp.	(30)	(3,585)
CenterPoint Energy, Inc.	(128)	(3,922)
CMS Energy Corp.	(70)	(4,896)
Consolidated Edison, Inc.	(82)	(7,764)
Constellation Energy Corp.	(24)	(1,350)
Dominion Energy, Inc.	(161)	(13,680)
Duke Energy Corp.	(163)	(18,200)
Edison International	(90)	(6,309)
Entergy Corp.	(50)	(5,837)
Evergy, Inc.	(50)	(3,417)
Eversource Energy	(82)	(7,232)
Exelon Corp.	(195)	(9,288)
FirstEnergy Corp.	(136)	(6,237)
NextEra Energy, Inc.	(414)	(35,070)
NiSource, Inc.	(94)	(2,989)
Pinnacle West Capital Corp.	(26)	(2,031)
Public Service Enterprise Group, Inc.	(101)	(7,070)
Sempra Energy	(64)	(10,760)
Southern Co. (The)	(230)	(16,677)

The accompanying notes are an integral part of the financial statements.
39

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.	(79)	$ (7,885)
Xcel Energy, Inc.	(133)	(9,599)
		(212,580)
TOTAL COMMON STOCKS (Proceeds $1,424,851)		(1,552,403)

TOTAL SHORT POSITIONS - (41.6)% (Proceeds $1,424,851)		(1,552,403)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		42,583
NET ASSETS - 100.0%		$ 3,733,877

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
40

GOTHAM HEDGED PLUS FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 173.2%
COMMON STOCKS — 173.2%
Automobiles & Components — 0.6%
Ford Motor Co.†	4,886	$ 82,622
Magna International, Inc. (Canada)	124	7,975
		90,597
Capital Goods — 5.5%
3M Co.†	1,027	152,900
A.O. Smith Corp.	4	256
Builders FirstSource, Inc.*	1,528	98,617
General Dynamics Corp.†	503	121,314
L3Harris Technologies, Inc.	32	7,951
Lockheed Martin Corp.†	592	261,309
Masco Corp.†	1,908	97,308
Northrop Grumman Corp.†	52	23,255
Roper Technologies, Inc.†	28	13,222
		776,132
Commercial & Professional Services — 2.4%
Booz Allen Hamilton Holding Corp.	19	1,669
CACI International, Inc., Class A*	282	84,955
ManpowerGroup, Inc.†	178	16,718
Nielsen Holdings PLC (United Kingdom)	129	3,514
Robert Half International, Inc.†	1,563	178,463
Stantec, Inc. (Canada)	278	13,939
Thomson Reuters Corp. (Canada)†	29	3,157
TriNet Group, Inc.*	429	42,196
		344,611
Consumer Durables & Apparel — 1.5%
Deckers Outdoor Corp.†*	599	163,988
Gildan Activewear, Inc. (Canada)†	141	5,285
Mohawk Industries, Inc.*	2	249
Tempur Sealy International, Inc.†	1,121	31,298
Under Armour, Inc., Class C*	306	4,761
VF Corp.	223	12,680
		218,261
Consumer Services — 5.4%
Choice Hotels International, Inc.†	1,071	151,825
McDonald's Corp.†	762	188,427
Penn National Gaming, Inc.†*	1,572	66,684
Restaurant Brands International, Inc. (Canada)	6	350
Service Corp. International†	3,361	221,221
Wyndham Hotels & Resorts, Inc.†	594	50,306
Yum! Brands, Inc.†	669	79,297
		758,110
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 10.0%
Berkshire Hathaway, Inc., Class B†*	750	$ 264,682
BlackRock, Inc.†	236	180,344
Coinbase Global, Inc., Class A†*	3,103	589,136
Nasdaq, Inc.†	493	87,853
T Rowe Price Group, Inc.†	1,962	296,635
		1,418,650
Energy — 10.6%
Baker Hughes Co.	111	4,042
Canadian Natural Resources Ltd. (Canada)†	6,558	406,465
Chevron Corp.†	1,476	240,337
Coterra Energy, Inc.†	5,123	138,167
EOG Resources, Inc.	504	60,092
Exxon Mobil Corp.†	1,815	149,901
Halliburton Co.	689	26,092
Imperial Oil Ltd. (Canada)	535	25,851
Marathon Oil Corp.	164	4,118
Marathon Petroleum Corp.	1,773	151,592
Ovintiv, Inc.	978	52,880
Pembina Pipeline Corp. (Canada)	2,001	75,238
Schlumberger NV (Curacao)	198	8,179
Suncor Energy, Inc. (Canada)	2,444	79,650
Targa Resources Corp.	966	72,904
		1,495,508
Food & Staples Retailing — 1.9%
Albertsons Cos., Inc., Class A	5,492	182,609
Kroger Co. (The)	757	43,429
Sysco Corp.	33	2,695
Walmart, Inc.†	221	32,911
		261,644
Food, Beverage & Tobacco — 11.6%
Altria Group, Inc.†	2,860	149,435
Archer-Daniels-Midland Co.†	1,327	119,775
Bunge Ltd. (Bermuda)†	1,250	138,512
Campbell Soup Co.	92	4,100
Coca-Cola Co. (The)†	2,895	179,490
Coca-Cola Consolidated, Inc.	16	7,950
Constellation Brands, Inc., Class A	203	46,755
General Mills, Inc.†	2,697	182,641
Hershey Co. (The)†	577	124,996
Ingredion, Inc.	50	4,357
Keurig Dr Pepper, Inc.†	2	76
Kraft Heinz Co. (The)†	1,036	40,808
Mondelez International, Inc., Class A†	2,088	131,085

The accompanying notes are an integral part of the financial statements.
41

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.†	176	$ 29,459
Philip Morris International, Inc.†	2,685	252,229
Tyson Foods, Inc., Class A†	2,545	228,108
		1,639,776
Health Care Equipment & Services — 13.9%
Abbott Laboratories†	533	63,086
Anthem, Inc.†	118	57,964
Cerner Corp.†	1,796	168,034
Cigna Corp.	197	47,203
CVS Health Corp.†	1,741	176,207
DaVita, Inc.*	257	29,069
HCA Healthcare, Inc.†	305	76,439
Hologic, Inc.†*	3,894	299,137
Laboratory Corp. of America Holdings†*	1,011	266,560
Masimo Corp.*	814	118,470
McKesson Corp.†	779	238,475
Quest Diagnostics, Inc.†	2,552	349,267
UnitedHealth Group, Inc.	132	67,316
		1,957,227
Household & Personal Products — 2.2%
Colgate-Palmolive Co.†	1,678	127,243
Kimberly-Clark Corp.†	309	38,057
Procter & Gamble Co. (The)†	963	147,146
		312,446
Insurance — 5.0%
Aon PLC, Class A (Ireland)†	498	162,164
Arthur J Gallagher & Co.†	731	127,633
Brown & Brown, Inc.†	1,350	97,564
Marsh & McLennan Cos., Inc.†	1,827	311,357
		698,718
Materials — 7.1%
Barrick Gold Corp. (Canada)†	7,410	181,767
CF Industries Holdings, Inc.†	1,370	141,192
Crown Holdings, Inc.	544	68,049
FMC Corp.	700	92,099
Ginkgo Bioworks Holdings, Inc.*	1,403	5,654
Huntsman Corp.	485	18,192
International Paper Co.	729	33,643
Louisiana-Pacific Corp.†	1,479	91,876
Nucor Corp.	450	66,893
Nutrien Ltd. (Canada)	1,234	128,324
Olin Corp.	321	16,782
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.†	1,077	$ 72,116
West Fraser Timber Co. Ltd. (Canada)†	1,080	89,024
		1,005,611
Media & Entertainment — 17.3%
Activision Blizzard, Inc.†	7,474	598,742
Alphabet, Inc., Class A†*	171	475,611
Altice USA, Inc., Class A†*	19,107	238,455
Charter Communications, Inc., Class A†*	459	250,394
Comcast Corp., Class A	103	4,823
Discovery, Inc., Class A*	260	6,479
Electronic Arts, Inc.†	73	9,235
Interpublic Group of Cos., Inc. (The)	11	390
Meta Platforms, Inc., Class A†*	2,847	633,059
Netflix, Inc.†*	369	138,224
Playtika Holding Corp.*	110	2,126
Shaw Communications, Inc., Class B (Canada)†	1,225	38,024
Take-Two Interactive Software, Inc.†*	30	4,612
Zynga, Inc., Class A*	4,705	43,474
		2,443,648
Pharmaceuticals, Biotechnology & Life Sciences — 22.6%
AbbVie, Inc.†	1,149	186,264
Biogen, Inc.†*	1,670	351,702
Bristol-Myers Squibb Co.	1,292	94,355
Danaher Corp.†	184	53,973
Gilead Sciences, Inc.†	3,106	184,652
Illumina, Inc.†*	41	14,325
Johnson & Johnson†	1,079	191,231
Merck & Co., Inc.†	3,680	301,944
Moderna, Inc.†*	3,458	595,675
Organon & Co.	260	9,082
PerkinElmer, Inc.†	447	77,983
Pfizer, Inc.†	8,001	414,212
QIAGEN NV (Netherlands)*	353	17,297
Regeneron Pharmaceuticals, Inc.†*	563	393,210
Vertex Pharmaceuticals, Inc.†*	1,140	297,506
Viatris, Inc.	552	6,006
		3,189,417
Real Estate — 1.3%
CBRE Group, Inc., Class A*	85	7,779
Jones Lang LaSalle, Inc.*	229	54,836

The accompanying notes are an integral part of the financial statements.
42

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Rayonier, Inc., REIT	539	$ 22,164
Weyerhaeuser Co., REIT†	2,510	95,129
		179,908
Retailing — 10.0%
Amazon.com, Inc.†*	130	423,794
AutoNation, Inc.*	6	598
AutoZone, Inc.†*	73	149,254
Bath & Body Works, Inc.	176	8,413
Best Buy Co., Inc.†	77	6,999
Burlington Stores, Inc.*	13	2,368
Dick's Sporting Goods, Inc.†	999	99,920
eBay, Inc.†	5,043	288,762
Home Depot, Inc. (The)†	411	123,025
Lowe's Cos., Inc.†	495	100,084
O'Reilly Automotive, Inc.*	168	115,073
RH *	6	1,957
Ross Stores, Inc.	354	32,023
Target Corp.†	302	64,090
		1,416,360
Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.†	5,081	251,814
QUALCOMM, Inc.	364	55,627
		307,441
Software & Services — 17.7%
Accenture PLC, Class A (Ireland)†	494	166,592
Amdocs Ltd. (Guernsey)†	15	1,233
Automatic Data Processing, Inc.†	237	53,927
CDK Global, Inc.	135	6,572
CGI, Inc. (Canada)†*	850	67,855
Gartner, Inc.†*	370	110,060
International Business Machines Corp.†	857	111,427
Mastercard, Inc., Class A†	251	89,702
Microsoft Corp.†	1,923	592,880
NortonLifeLock, Inc.†	5,896	156,362
Open Text Corp. (Canada)†	1,307	55,417
Paychex, Inc.	81	11,054
PayPal Holdings, Inc.†*	2,064	238,702
SS&C Technologies Holdings, Inc.†	2,603	195,277
Visa, Inc., Class A†	541	119,978
VMware, Inc., Class A†	1	114
Western Union Co. (The)	3,384	63,416
Zoom Video Communications, Inc., Class A†*	3,862	452,742
		2,493,310
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 11.7%
Apple, Inc.†	3,715	$ 648,676
Arrow Electronics, Inc.†*	20	2,373
Cisco Systems, Inc.†	3,078	171,629
Dell Technologies, Inc., Class C†	3,648	183,093
HP, Inc.†	5,847	212,246
IPG Photonics Corp.*	996	109,321
Jabil, Inc.†	2,260	139,510
Motorola Solutions, Inc.	157	38,026
NetApp, Inc.†	10	830
Seagate Technology Holdings PLC (Ireland)†	1,619	145,548
		1,651,252
Telecommunication Services — 4.1%
AT&T, Inc.†	4,118	97,308
BCE, Inc. (Canada)†	3,816	211,635
Rogers Communications, Inc., Class B (Canada)†	1,385	78,599
T-Mobile US, Inc.*	92	11,808
Verizon Communications, Inc.†	3,620	184,403
		583,753
Transportation — 3.5%
Expeditors International of Washington, Inc.†	2,469	254,702
FedEx Corp.	585	135,363
Southwest Airlines Co.*	309	14,152
United Parcel Service, Inc., Class B†	448	96,078
		500,295
Utilities — 5.1%
AES Corp. (The)	3,378	86,916
DTE Energy Co.†	2,314	305,934
NRG Energy, Inc.†	5,691	218,307
PPL Corp.†	3,598	102,759
		713,916
TOTAL COMMON STOCKS (Cost $21,917,583)		24,456,591

TOTAL LONG POSITIONS - 173.2% (Cost $21,917,583)		24,456,591
SHORT POSITIONS — (74.5)%
COMMON STOCKS — (74.5)%
Automobiles & Components — (0.9)%
Fisker, Inc.*	(673)	(8,682)
Fox Factory Holding Corp.*	(69)	(6,758)

The accompanying notes are an integral part of the financial statements.
43

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Lear Corp.	(331)	$ (47,197)
QuantumScape Corp.*	(1,426)	(28,506)
Rivian Automotive, Inc., Class A*	(711)	(35,721)
		(126,864)
Banks — (7.4)%
Bank OZK	(831)	(35,484)
Citizens Financial Group, Inc.	(1,311)	(59,428)
Commerce Bancshares, Inc.	(777)	(55,625)
East West Bancorp, Inc.	(312)	(24,654)
First Citizens BancShares, Inc., Class A	(154)	(102,502)
First Financial Bankshares, Inc.	(1,073)	(47,341)
Glacier Bancorp, Inc.	(1,097)	(55,157)
M&T Bank Corp.	(168)	(28,476)
New York Community Bancorp, Inc.	(333)	(3,570)
PacWest Bancorp	(388)	(16,734)
Pinnacle Financial Partners, Inc.	(585)	(53,867)
Prosperity Bancshares, Inc.	(996)	(69,103)
Regions Financial Corp.	(2,730)	(60,770)
SouthState Corp.	(761)	(62,090)
Synovus Financial Corp.	(1,459)	(71,491)
Truist Financial Corp.	(1,403)	(79,550)
US Bancorp	(1,788)	(95,032)
Valley National Bancorp	(5,180)	(67,444)
Webster Financial Corp.	(644)	(36,141)
Wintrust Financial Corp.	(194)	(18,028)
Zions Bancorp NA	(5)	(328)
		(1,042,815)
Capital Goods — (9.7)%
Advanced Drainage Systems, Inc.	(649)	(77,108)
AerCap Holdings NV (Netherlands)*	(1,795)	(90,253)
Axon Enterprise, Inc.*	(1,093)	(150,539)
AZEK Co., Inc. (The)*	(1,366)	(33,931)
Ballard Power Systems, Inc. (Canada)*	(363)	(4,225)
Bloom Energy Corp., Class A*	(729)	(17,605)
Boeing Co. (The)*	(1,048)	(200,692)
CAE, Inc. (Canada)*	(1,250)	(32,600)
ChargePoint Holdings, Inc.*	(994)	(19,761)
Chart Industries, Inc.*	(91)	(15,631)
Deere & Co.	(56)	(23,266)
FuelCell Energy, Inc.*	(2,006)	(11,555)
Huntington Ingalls Industries, Inc.	(95)	(18,947)
MasTec, Inc.*	(1,519)	(132,305)
MDU Resources Group, Inc.	(1,789)	(47,677)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Mercury Systems, Inc.*	(576)	$ (37,123)
Middleby Corp. (The)*	(628)	(102,954)
Plug Power, Inc.*	(735)	(21,028)
Quanta Services, Inc.	(85)	(11,187)
RBC Bearings, Inc.*	(413)	(80,072)
Regal Rexnord Corp.	(447)	(66,505)
Stanley Black & Decker, Inc.	(158)	(22,087)
Sunrun, Inc.*	(497)	(15,094)
United Rentals, Inc.*	(345)	(122,547)
Virgin Galactic Holdings, Inc.*	(984)	(9,722)
Woodward, Inc.	(18)	(2,248)
		(1,366,662)
Commercial & Professional Services — (1.7)%
ADT, Inc.	(8,427)	(63,961)
Clean Harbors, Inc.*	(391)	(43,651)
GFL Environmental, Inc., sub-voting shares (Canada)	(3,871)	(125,962)
MSA Safety, Inc.	(28)	(3,716)
		(237,290)
Consumer Durables & Apparel — (2.0)%
Brunswick Corp.	(539)	(43,600)
Helen of Troy Ltd. (Bermuda)*	(252)	(49,352)
Peloton Interactive, Inc., Class A*	(748)	(19,762)
Polaris, Inc.	(657)	(69,195)
Skechers USA, Inc., Class A*	(2,272)	(92,607)
TopBuild Corp.*	(67)	(12,153)
		(286,669)
Consumer Services — (2.1)%
Aramark	(3,584)	(134,759)
Carnival Corp. (Panama)*	(2,247)	(45,434)
Churchill Downs, Inc.	(85)	(18,851)
DraftKings, Inc., Class A*	(1,003)	(19,529)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,194)	(26,125)
Planet Fitness, Inc., Class A*	(7)	(591)
Royal Caribbean Cruises Ltd. (Liberia)*	(640)	(53,619)
		(298,908)
Diversified Financials — (2.5)%
Ally Financial, Inc.	(2,264)	(98,439)
Capital One Financial Corp.	(77)	(10,109)
Discover Financial Services	(736)	(81,100)
Northern Trust Corp.	(121)	(14,090)
OneMain Holdings, Inc.	(629)	(29,821)

The accompanying notes are an integral part of the financial statements.
44

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Robinhood Markets, Inc., Class A*	(2,503)	$ (33,816)
SLM Corp.	(22)	(404)
State Street Corp.	(271)	(23,610)
Stifel Financial Corp.	(46)	(3,123)
Synchrony Financial	(1,678)	(58,411)
Voya Financial, Inc.	(29)	(1,924)
		(354,847)
Energy — (4.8)%
Cameco Corp. (Canada)	(34)	(989)
Chesapeake Energy Corp.	(235)	(20,445)
Continental Resources, Inc.	(260)	(15,946)
EQT Corp.	(4,151)	(142,836)
HF Sinclair Corp.*	(2,750)	(109,587)
New Fortress Energy, Inc.	(1,152)	(49,087)
Range Resources Corp.*	(2,721)	(82,664)
Southwestern Energy Co.*	(34,933)	(250,470)
		(672,024)
Food, Beverage & Tobacco — (0.2)%
Celsius Holdings, Inc.*	(38)	(2,097)
Freshpet, Inc.*	(287)	(29,458)
		(31,555)
Health Care Equipment & Services — (2.1)%
ABIOMED, Inc.*	(129)	(42,730)
HealthEquity, Inc.*	(168)	(11,330)
Inspire Medical Systems, Inc.*	(107)	(27,466)
Insulet Corp.*	(284)	(75,655)
iRhythm Technologies, Inc.*	(72)	(11,338)
Neogen Corp.*	(104)	(3,207)
Nevro Corp.*	(153)	(11,067)
Oak Street Health, Inc.*	(968)	(26,020)
Penumbra, Inc.*	(348)	(77,301)
Schrodinger, Inc.*	(250)	(8,530)
Shockwave Medical, Inc.*	(1)	(207)
		(294,851)
Insurance — (2.0)%
Lincoln National Corp.	(2,442)	(159,609)
Unum Group	(3,663)	(115,421)
		(275,030)
Materials — (5.6)%
Albemarle Corp.	(494)	(109,248)
Ball Corp.	(580)	(52,200)
Franco-Nevada Corp. (Canada)	(308)	(49,132)
Graphic Packaging Holding Co.	(7,518)	(150,661)
Martin Marietta Materials, Inc.	(280)	(107,769)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
MP Materials Corp.*	(641)	$ (36,755)
Royal Gold, Inc.	(467)	(65,978)
Scotts Miracle-Gro Co. (The)	(372)	(45,741)
Vulcan Materials Co.	(760)	(139,612)
Wheaton Precious Metals Corp. (Canada)	(841)	(40,015)
		(797,111)
Media & Entertainment — (0.8)%
Angi, Inc.*	(4,283)	(24,285)
Fox Corp., Class A	(370)	(14,596)
IAC/InterActiveCorp *	(682)	(68,391)
		(107,272)
Pharmaceuticals, Biotechnology & Life Sciences — (13.2)%
ACADIA Pharmaceuticals, Inc.*	(1,383)	(33,496)
Adaptive Biotechnologies Corp.*	(179)	(2,484)
Agios Pharmaceuticals, Inc.*	(160)	(4,658)
Allakos, Inc.*	(835)	(4,759)
Allogene Therapeutics, Inc.*	(1,358)	(12,371)
Alnylam Pharmaceuticals, Inc.*	(948)	(154,799)
Amicus Therapeutics, Inc.*	(1,638)	(15,512)
Arrowhead Pharmaceuticals, Inc.*	(1,379)	(63,420)
Beam Therapeutics, Inc.*	(340)	(19,482)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(342)	(40,551)
BioMarin Pharmaceutical, Inc.*	(2,736)	(210,946)
Bio-Techne Corp.	(18)	(7,795)
Bluebird Bio, Inc.*	(748)	(3,628)
Blueprint Medicines Corp.*	(1,280)	(81,766)
Bridgebio Pharma, Inc.*	(1,963)	(19,924)
Catalent, Inc.*	(123)	(13,641)
ChemoCentryx, Inc.*	(491)	(12,309)
Denali Therapeutics, Inc.*	(27)	(869)
Elanco Animal Health, Inc.*	(1,904)	(49,675)
Exact Sciences Corp.*	(2,651)	(185,358)
Fate Therapeutics, Inc.*	(89)	(3,451)
FibroGen, Inc.*	(878)	(10,554)
Global Blood Therapeutics, Inc.*	(561)	(19,433)
Intellia Therapeutics, Inc.*	(1,292)	(93,890)
Intra-Cellular Therapies, Inc.*	(770)	(47,116)
Iovance Biotherapeutics, Inc.*	(827)	(13,770)
Kodiak Sciences, Inc.*	(448)	(3,459)
Mirati Therapeutics, Inc.*	(957)	(78,685)
Natera, Inc.*	(1,094)	(44,504)
Nektar Therapeutics*	(1,344)	(7,244)
NeoGenomics, Inc.*	(484)	(5,881)

The accompanying notes are an integral part of the financial statements.
45

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Neurocrine Biosciences, Inc.*	(550)	$ (51,562)
Novavax, Inc.*	(196)	(14,435)
PTC Therapeutics, Inc.*	(593)	(22,125)
Reata Pharmaceuticals, Inc., Class A*	(158)	(5,176)
Sarepta Therapeutics, Inc.*	(2,572)	(200,925)
Seagen, Inc.*	(1,628)	(234,513)
Sotera Health Co.*	(575)	(12,454)
TG Therapeutics, Inc.*	(179)	(1,702)
Turning Point Therapeutics, Inc.*	(286)	(7,679)
Ultragenyx Pharmaceutical, Inc.*	(737)	(53,521)
		(1,869,522)
Real Estate — (0.8)%
Douglas Emmett, Inc., REIT	(762)	(25,466)
Equinix, Inc., REIT	(79)	(58,588)
Vornado Realty Trust, REIT	(717)	(32,494)
		(116,548)
Retailing — (2.7)%
CarMax, Inc.*	(1,110)	(107,093)
Carvana Co.*	(4)	(477)
Five Below, Inc.*	(553)	(87,579)
Floor & Decor Holdings, Inc., Class A*	(855)	(69,255)
Lithia Motors, Inc.	(338)	(101,441)
Vroom, Inc.*	(985)	(2,620)
Wayfair, Inc., Class A*	(121)	(13,404)
		(381,869)
Semiconductors & Semiconductor Equipment — (1.7)%
Analog Devices, Inc.	(131)	(21,639)
Azenta, Inc.	(1,154)	(95,643)
Entegris, Inc.	(107)	(14,045)
Wolfspeed, Inc.*	(969)	(110,330)
		(241,657)
Software & Services — (6.3)%
Altair Engineering, Inc., Class A*	(18)	(1,159)
Anaplan, Inc.*	(1,402)	(91,200)
Appfolio, Inc., Class A*	(356)	(40,303)
Aspen Technology, Inc.*	(58)	(9,591)
BlackBerry Ltd. (Canada)*	(20,775)	(154,982)
Envestnet, Inc.*	(75)	(5,583)
Guidewire Software, Inc.*	(997)	(94,336)
Informatica, Inc., Class A*	(150)	(2,961)
LiveRamp Holdings, Inc.*	(169)	(6,319)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Mandiant, Inc.*	(1,411)	$ (31,479)
nCino, Inc.*	(385)	(15,777)
Nutanix, Inc., Class A*	(3,667)	(98,349)
Pegasystems, Inc.	(13)	(1,048)
Qualtrics International, Inc., Class A*	(1,655)	(47,250)
Sailpoint Technologies Holdings, Inc.*	(206)	(10,543)
Smartsheet, Inc., Class A*	(597)	(32,704)
Splunk, Inc.*	(780)	(115,916)
Tenable Holdings, Inc.*	(973)	(56,230)
Workday, Inc., Class A*	(208)	(49,808)
Zendesk, Inc.*	(211)	(25,381)
		(890,919)
Technology Hardware & Equipment — (0.6)%
National Instruments Corp.	(23)	(934)
Novanta, Inc. (Canada)*	(4)	(569)
TD SYNNEX Corp.	(788)	(81,329)
Ubiquiti, Inc.	(20)	(5,823)
		(88,655)
Transportation — (1.2)%
Lyft, Inc., Class A*	(3,442)	(132,173)
Uber Technologies, Inc.*	(872)	(31,113)
		(163,286)
Utilities — (6.2)%
Algonquin Power & Utilities Corp. (Canada)	(155)	(2,406)
Ameren Corp.	(317)	(29,722)
American Water Works Co., Inc.	(3)	(497)
Atmos Energy Corp.	(1,051)	(125,584)
Avangrid, Inc.	(1,693)	(79,131)
Black Hills Corp.	(366)	(28,189)
Brookfield Renewable Corp., Class A (Canada)	(2,090)	(91,542)
CenterPoint Energy, Inc.	(3,019)	(92,502)
Entergy Corp.	(1,006)	(117,450)
Essential Utilities, Inc.	(1,297)	(66,316)
Eversource Energy	(583)	(51,415)
Ormat Technologies, Inc.	(35)	(2,864)
Pinnacle West Capital Corp.	(563)	(43,970)
Southwest Gas Holdings, Inc.	(85)	(6,655)
Vistra Corp.	(2,430)	(56,497)

The accompanying notes are an integral part of the financial statements.
46

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.	(60)	$ (5,989)
Xcel Energy, Inc.	(1,115)	(80,469)
		(881,198)
TOTAL COMMON STOCKS (Proceeds $12,210,004)		(10,525,552)

TOTAL SHORT POSITIONS - (74.5)% (Proceeds $12,210,004)		(10,525,552)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		186,062
NET ASSETS - 100.0%		$ 14,117,101

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
47

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 84.5%
Automobiles & Components — 1.2%
BorgWarner, Inc.(a)	240	$ 9,336
Ford Motor Co.(a)	998	16,876
Harley-Davidson, Inc.	8	315
Thor Industries, Inc.(a)	335	26,365
		52,892
Capital Goods — 4.9%
A.O. Smith Corp.(a)	155	9,903
AECOM (a)	105	8,065
Atkore, Inc.*	26	2,560
Builders FirstSource, Inc.(a)*	600	38,724
BWX Technologies, Inc.	31	1,670
Colfax Corp.*	43	1,711
Fortune Brands Home & Security, Inc.	3	223
General Electric Co.(a)	302	27,633
Graco, Inc.	11	767
ITT, Inc.	99	7,446
Lockheed Martin Corp.	23	10,152
Nordson Corp.	4	908
nVent Electric PLC (Ireland)	24	835
Raytheon Technologies Corp.	17	1,684
Roper Technologies, Inc.(a)	84	39,667
Simpson Manufacturing Co., Inc.	10	1,090
Spirit AeroSystems Holdings, Inc., Class A(a)	803	39,259
Timken Co. (The)	1	61
Trex Co., Inc.*	71	4,638
UFP Industries, Inc.(a)	68	5,247
Zurn Water Solutions Corp.(a)	176	6,230
		208,473
Commercial & Professional Services — 1.5%
Cintas Corp.(a)	79	33,606
KBR, Inc.	19	1,040
Tetra Tech, Inc.(a)	184	30,349
		64,995
Consumer Durables & Apparel — 1.2%
BRP, Inc., sub-voting shares (Canada)	11	900
Crocs, Inc.(a)*	164	12,529
Mattel, Inc.(a)*	433	9,617
Mohawk Industries, Inc.*	19	2,360
Ralph Lauren Corp.(a)	113	12,819
Skyline Champion Corp.(a)*	93	5,104
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tempur Sealy International, Inc.	22	$ 614
Whirlpool Corp.(a)	43	7,429
		51,372
Consumer Services — 1.9%
Airbnb, Inc., Class A(a)*	123	21,127
Boyd Gaming Corp.	16	1,052
Bright Horizons Family Solutions, Inc.*	27	3,583
Darden Restaurants, Inc.	34	4,520
McDonald's Corp.(a)	54	13,353
MGM Resorts International(a)	519	21,767
Restaurant Brands International, Inc. (Canada)	2	117
Texas Roadhouse, Inc.	11	921
Wyndham Hotels & Resorts, Inc.	35	2,964
Wynn Resorts Ltd.(a)*	166	13,237
		82,641
Energy — 9.6%
Canadian Natural Resources Ltd. (Canada)	880	54,542
Cheniere Energy, Inc.	214	29,671
Chevron Corp.(a)	205	33,380
DT Midstream, Inc.	8	434
EOG Resources, Inc.(a)	231	27,542
Exxon Mobil Corp.(a)	788	65,081
Imperial Oil Ltd. (Canada)	221	10,679
Marathon Oil Corp.(a)	1,649	41,406
Marathon Petroleum Corp.(a)	717	61,304
PDC Energy, Inc.(a)	343	24,929
Pembina Pipeline Corp. (Canada)	151	5,678
Phillips 66(a)	49	4,233
Range Resources Corp.*	23	699
Suncor Energy, Inc. (Canada)	1,626	52,991
		412,569
Food & Staples Retailing — 0.5%
Walgreens Boots Alliance, Inc.(a)	447	20,012
Food, Beverage & Tobacco — 5.8%
Altria Group, Inc.	24	1,254
Brown-Forman Corp., Class B(a)	431	28,886
Bunge Ltd. (Bermuda)	93	10,305
Darling Ingredients, Inc.(a)*	426	34,242
Hormel Foods Corp.(a)	704	36,284
Mondelez International, Inc., Class A(a)	430	26,995
Philip Morris International, Inc.(a)	609	57,210

The accompanying notes are an integral part of the financial statements.
48

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Post Holdings, Inc.*	24	$ 1,662
Sanderson Farms, Inc.(a)	47	8,812
Tyson Foods, Inc., Class A(a)	462	41,409
		247,059
Health Care Equipment & Services — 3.4%
Abbott Laboratories(a)	226	26,749
Align Technology, Inc.*	2	872
AMN Healthcare Services, Inc.(a)*	104	10,850
Centene Corp.*	15	1,263
Cerner Corp.(a)	453	42,383
DaVita, Inc.(a)*	98	11,085
Inari Medical, Inc.*	13	1,178
Option Care Health, Inc.(a)*	283	8,082
Ortho Clinical Diagnostics Holdings PLC (United Kingdom)*	386	7,203
Tandem Diabetes Care, Inc.*	1	116
Teleflex, Inc.(a)	72	25,548
Universal Health Services, Inc., Class B	65	9,422
		144,751
Household & Personal Products — 2.2%
Church & Dwight Co., Inc.	11	1,093
Colgate-Palmolive Co.(a)	220	16,683
Estee Lauder Cos., Inc. (The), Class A(a)	63	17,156
Kimberly-Clark Corp.(a)	96	11,823
Procter & Gamble Co. (The)(a)	321	49,049
		95,804
Materials — 6.3%
Avient Corp.	56	2,688
Balchem Corp.	20	2,734
CF Industries Holdings, Inc.(a)	86	8,863
Corteva, Inc.(a)	798	45,869
DuPont de Nemours, Inc.(a)	542	39,880
Eagle Materials, Inc.(a)	122	15,660
Eastman Chemical Co.	48	5,379
FMC Corp.(a)	133	17,499
Huntsman Corp.(a)	977	36,647
International Paper Co.(a)	301	13,891
Nutrien Ltd. (Canada)	293	30,469
Reliance Steel & Aluminum Co.	30	5,501
Royal Gold, Inc.	4	565
Sealed Air Corp.	48	3,214
Silgan Holdings, Inc.	34	1,572
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
SSR Mining, Inc. (Canada)	57	$ 1,240
Yamana Gold, Inc. (Canada)	6,638	37,040
		268,711
Media & Entertainment — 3.3%
AMC Entertainment Holdings, Inc., Class A*	505	12,443
Charter Communications, Inc., Class A(a)*	99	54,006
Discovery, Inc., Class A*	289	7,202
News Corp., Class A(a)	1,554	34,421
Take-Two Interactive Software, Inc.(a)*	10	1,537
Walt Disney Co. (The)(a)*	168	23,043
Ziff Davis, Inc.(a)*	97	9,388
		142,040
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
Agilent Technologies, Inc.	8	1,059
Bausch Health Cos., Inc. (Canada)*	15	343
Bio-Rad Laboratories, Inc., Class A*	2	1,126
Bio-Techne Corp.(a)	19	8,228
Bristol-Myers Squibb Co.(a)	165	12,050
Charles River Laboratories International, Inc.(a)*	34	9,655
Elanco Animal Health, Inc.(a)*	1,695	44,223
Gilead Sciences, Inc.(a)	378	22,472
Horizon Therapeutics PLC (Ireland)*	127	13,362
Ionis Pharmaceuticals, Inc.*	201	7,445
Moderna, Inc.(a)*	452	77,861
Perrigo Co. PLC (Ireland)	722	27,746
Regeneron Pharmaceuticals, Inc.(a)*	15	10,476
Sarepta Therapeutics, Inc.(a)*	117	9,140
Viatris, Inc.(a)	1,437	15,635
		260,821
Retailing — 5.1%
Advance Auto Parts, Inc.(a)	71	14,694
AutoZone, Inc.(a)*	15	30,669
Bath & Body Works, Inc.(a)	1,115	53,297
Dick's Sporting Goods, Inc.	43	4,301
Dollar General Corp.(a)	70	15,584
eBay, Inc.(a)	106	6,070
Lowe's Cos., Inc.(a)	56	11,323
Macy's, Inc.	19	463
Nordstrom, Inc.	36	976
O'Reilly Automotive, Inc.(a)*	65	44,522
RH *	3	978

The accompanying notes are an integral part of the financial statements.
49

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Signet Jewelers Ltd. (Bermuda)	3	$ 218
Target Corp.(a)	74	15,704
Ulta Beauty, Inc.(a)*	46	18,318
Williams-Sonoma, Inc.	1	145
		217,262
Semiconductors & Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc.(a)*	803	87,800
Allegro MicroSystems, Inc.(a)*	445	12,638
Amkor Technology, Inc.	82	1,781
Broadcom, Inc.(a)	141	88,785
Diodes, Inc.(a)*	101	8,786
Lattice Semiconductor Corp.(a)*	575	35,046
Micron Technology, Inc.(a)	1,030	80,227
Onto Innovation, Inc.(a)*	75	6,517
Power Integrations, Inc.(a)	74	6,858
QUALCOMM, Inc.(a)	523	79,925
Semtech Corp.(a)*	266	18,444
Silicon Laboratories, Inc.(a)*	74	11,115
Synaptics, Inc.*	32	6,384
		444,306
Software & Services — 11.1%
Autodesk, Inc.(a)*	86	18,434
CGI, Inc. (Canada)*	15	1,197
Concentrix Corp.	1	167
Datadog, Inc., Class A(a)*	168	25,447
Descartes Systems Group, Inc. (The) (Canada)*	17	1,245
DigitalOcean Holdings, Inc.*	49	2,835
DXC Technology Co.(a)*	644	21,014
Euronet Worldwide, Inc.(a)*	111	14,447
Fair Isaac Corp.(a)*	89	41,515
Gartner, Inc.(a)*	24	7,139
Global Payments, Inc.(a)	60	8,210
Globant S.A. (Luxembourg)*	11	2,883
GoDaddy, Inc., Class A(a)*	192	16,070
HubSpot, Inc.(a)*	99	47,019
International Business Machines Corp.(a)	630	81,913
Mastercard, Inc., Class A(a)	84	30,020
MongoDB, Inc.(a)*	104	46,133
NortonLifeLock, Inc.	466	12,358
Paychex, Inc.	108	14,739
Paycom Software, Inc.(a)*	85	29,442
SPS Commerce, Inc.*	5	656
Synopsys, Inc.(a)*	70	23,329
Varonis Systems, Inc.*	16	761
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.*	1	$ 222
Western Union Co. (The)(a)	1,521	28,504
Zendesk, Inc.*	3	361
		476,060
Technology Hardware & Equipment — 5.5%
Cisco Systems, Inc.(a)	1,093	60,946
Corning, Inc.(a)	1,203	44,403
Dell Technologies, Inc., Class C(a)	74	3,714
Hewlett Packard Enterprise Co.	50	836
IPG Photonics Corp.(a)*	204	22,391
Jabil, Inc.(a)	548	33,828
Pure Storage, Inc., Class A(a)*	537	18,961
Seagate Technology Holdings PLC (Ireland)	555	49,894
		234,973
Telecommunication Services — 1.2%
T-Mobile US, Inc.(a)*	411	52,752
Transportation — 2.5%
Expeditors International of Washington, Inc.(a)	240	24,759
FedEx Corp.(a)	168	38,874
Kirby Corp.*	2	144
Matson, Inc.(a)	147	17,731
Old Dominion Freight Line, Inc.(a)	71	21,206
United Parcel Service, Inc., Class B(a)	13	2,788
		105,502
Utilities — 0.8%
AES Corp. (The)(a)	920	23,672
American Electric Power Co., Inc.(a)	121	12,072
Southern Co. (The)	2	145
		35,889
TOTAL COMMON STOCKS (Cost $3,551,544)		3,618,884
OTHER ASSETS IN EXCESS OF LIABILITIES - 15.5%		662,628
NET ASSETS - 100.0%		$ 4,281,512

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.
50

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of March 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between May 4, 2022 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (133.1)% of net assets as of March 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	57	$ 2,210	$ 2,217	$ 6
Ford Motor Co.	Morgan Stanley	150	2,406	2,537	153
Thor Industries, Inc.	Morgan Stanley	39	3,278	3,069	(210)
		246	7,894	7,823	(51)
Capital Goods
A O Smith Corp.	Morgan Stanley	23	1,540	1,469	(72)
Atkore, Inc.	Morgan Stanley	3	307	295	(14)
Builders FirstSource, Inc.	Morgan Stanley	167	12,277	10,778	(1,496)
BWX Technologies, Inc.	Morgan Stanley	1	54	54	(30)
Colfax Corp.	Morgan Stanley	12	465	477	10
General Electric Co.	Morgan Stanley	10	924	915	(11)
Graco, Inc.	Morgan Stanley	3	207	209	—
ITT, Inc.	Morgan Stanley	10	771	752	(21)
Lockheed Martin Corp.	Morgan Stanley	2	867	883	14
nVent Electric PLC (Ireland)	Morgan Stanley	3	103	104	(1)
Raytheon Technologies Corp.	Morgan Stanley	3	301	297	(6)
Roper Technologies, Inc.	Morgan Stanley	4	1,775	1,889	113
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	86	3,958	4,205	247
Trex Co., Inc.	Morgan Stanley	9	624	588	(38)
UFP Industries, Inc.	Morgan Stanley	14	1,171	1,080	(92)
Zurn Water Solutions Corp.	Morgan Stanley	4	137	142	2
		354	25,481	24,137	(1,395)
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	9	3,727	3,829	100
KBR, Inc.	Morgan Stanley	2	109	109	(2)
		11	3,836	3,938	98
Consumer Durables & Apparel
Crocs, Inc.	Morgan Stanley	7	570	535	(41)
Mattel, Inc.	Morgan Stanley	62	1,496	1,377	(121)
Mohawk Industries, Inc.	Morgan Stanley	1	127	124	(5)
Ralph Lauren Corp.	Morgan Stanley	4	422	454	32
Tempur Sealy International, Inc.	Morgan Stanley	5	141	140	(4)
Whirlpool Corp.	Morgan Stanley	5	907	864	(46)
		84	3,663	3,494	(185)
The accompanying notes are an integral part of the financial statements.
51

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
Bright Horizons Family Solutions, Inc.	Morgan Stanley	3	$ 387	$ 398	$ 9
Darden Restaurants, Inc.	Morgan Stanley	3	401	399	(4)
McDonald's Corp.	Morgan Stanley	7	1,656	1,731	73
MGM Resorts International	Morgan Stanley	108	4,616	4,530	(87)
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	1	59	58	(3)
Texas Roadhouse, Inc.	Morgan Stanley	1	82	84	—
Wynn Resorts Ltd.	Morgan Stanley	19	1,504	1,515	9
		142	8,705	8,715	(3)
Energy
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	52	3,185	3,223	48
Cheniere Energy, Inc.	Morgan Stanley	76	9,979	10,537	560
Chevron Corp.	Morgan Stanley	4	657	651	(8)
DT Midstream, Inc.	Morgan Stanley	1	54	54	(2)
EOG Resources, Inc.	Morgan Stanley	101	11,817	12,042	325
Exxon Mobil Corp.	Morgan Stanley	13	1,003	1,074	68
Imperial Oil Ltd. (Canada)	Morgan Stanley	11	486	532	43
Marathon Oil Corp.	Morgan Stanley	235	5,431	5,901	470
Marathon Petroleum Corp.	Morgan Stanley	167	13,051	14,279	1,230
PDC Energy, Inc.	Morgan Stanley	74	5,102	5,378	288
Pembina Pipeline Corp. (Canada)	Morgan Stanley	88	3,122	3,309	195
Phillips 66	Morgan Stanley	16	1,268	1,382	130
Suncor Energy, Inc. (Canada)	Morgan Stanley	8	237	261	21
		846	55,392	58,623	3,368
Food & Staples Retailing
Walgreens Boots Alliance, Inc.	Morgan Stanley	48	2,257	2,149	(109)
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	1	52	52	(2)
Brown-Forman Corp., Class B	Morgan Stanley	45	2,912	3,016	103
Bunge Ltd. (Bermuda)	Morgan Stanley	2	214	222	5
Darling Ingredients, Inc.	Morgan Stanley	81	6,166	6,511	345
Hormel Foods Corp.	Morgan Stanley	137	6,867	7,061	194
Mondelez International, Inc., Class A	Morgan Stanley	51	3,088	3,202	130
Philip Morris International, Inc.	Morgan Stanley	171	16,797	16,064	(520)
Post Holdings, Inc.	Morgan Stanley	3	202	208	4
Sanderson Farms, Inc.	Morgan Stanley	2	357	375	16
Tyson Foods, Inc., Class A	Morgan Stanley	39	3,351	3,496	143
		532	40,006	40,207	418
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	13	1,551	1,539	(14)
AMN Healthcare Services, Inc.	Morgan Stanley	7	697	730	31
Centene Corp.	Morgan Stanley	2	169	168	(3)
Cerner Corp.	Morgan Stanley	105	9,810	9,824	38
DaVita, Inc.	Morgan Stanley	16	1,787	1,810	21
Inari Medical, Inc.	Morgan Stanley	3	258	272	11
Option Care Health, Inc.	Morgan Stanley	70	1,809	1,999	189
Tandem Diabetes Care, Inc.	Morgan Stanley	1	110	116	4
The accompanying notes are an integral part of the financial statements.
52

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Teleflex, Inc.	Morgan Stanley	27	$ 9,070	$ 9,580	$ 520
Universal Health Services, Inc., Class B	Morgan Stanley	8	1,172	1,160	(27)
		252	26,433	27,198	770
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	17	1,259	1,289	28
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	4	1,034	1,089	54
Kimberly-Clark Corp.	Morgan Stanley	9	1,086	1,108	21
Procter & Gamble Co. (The)	Morgan Stanley	36	5,244	5,501	256
		66	8,623	8,987	359
Materials
Avient Corp.	Morgan Stanley	2	97	96	(4)
Balchem Corp.	Morgan Stanley	2	267	273	4
CF Industries Holdings, Inc.	Morgan Stanley	8	778	824	44
DuPont de Nemours, Inc.	Morgan Stanley	35	2,589	2,575	(15)
Eagle Materials, Inc.	Morgan Stanley	6	781	770	(13)
Eastman Chemical Co.	Morgan Stanley	6	650	672	21
Huntsman Corp.	Morgan Stanley	163	6,309	6,114	(195)
International Paper Co.	Morgan Stanley	3	124	138	12
Nutrien Ltd. (Canada)	Morgan Stanley	4	401	416	14
Reliance Steel & Aluminum Co.	Morgan Stanley	3	555	550	(7)
Sealed Air Corp.	Morgan Stanley	3	183	201	16
SSR Mining, Inc. (Canada)	Morgan Stanley	8	174	174	(3)
Yamana Gold, Inc. (Canada)	Morgan Stanley	1,365	7,077	7,617	575
		1,608	19,985	20,420	449
Media & Entertainment
AMC Entertainment Holdings, Inc., Class A	Morgan Stanley	58	1,564	1,429	(136)
Charter Communications, Inc., Class A	Morgan Stanley	4	2,256	2,182	(75)
Discovery, Inc.	Morgan Stanley	17	436	424	(15)
News Corp., Class A	Morgan Stanley	85	1,867	1,883	23
Take-Two Interactive Software, Inc.	Morgan Stanley	6	851	922	69
Walt Disney Co/The	Morgan Stanley	12	1,662	1,646	(18)
Ziff Davis, Inc.	Morgan Stanley	14	1,377	1,355	(24)
		196	10,013	9,841	(176)
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	1	135	132	(6)
Bausch Health Cos., Inc. (Canada)	Morgan Stanley	1	23	23	(3)
Elanco Animal Health, Inc.	Morgan Stanley	350	9,789	9,132	(657)
Gilead Sciences, Inc.	Morgan Stanley	40	2,361	2,378	15
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	13	1,378	1,368	(12)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	36	1,231	1,333	100
Perrigo Co. PLC (Ireland)	Morgan Stanley	57	2,135	2,191	54
Sarepta Therapeutics, Inc.	Morgan Stanley	19	1,517	1,484	(34)
Viatris, Inc.	Morgan Stanley	175	1,800	1,904	102
		692	20,369	19,945	(441)
Retailing
Bath & Body Works, Inc.	Morgan Stanley	29	1,431	1,386	(47)
Dick's Sporting Goods, Inc.	Morgan Stanley	5	510	500	(12)
The accompanying notes are an integral part of the financial statements.
53

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Dollar General Corp.	Morgan Stanley	7	$ 1,550	$ 1,558	$ 7
eBay, Inc.	Morgan Stanley	124	6,703	7,100	677
Lowe's Cos., Inc.	Morgan Stanley	8	1,725	1,618	(109)
Macy's, Inc.	Morgan Stanley	1	25	24	(3)
Nordstrom, Inc.	Morgan Stanley	3	80	81	(1)
O'Reilly Automotive, Inc.	Morgan Stanley	7	4,672	4,795	122
Target Corp.	Morgan Stanley	10	2,121	2,122	—
Ulta Beauty, Inc.	Morgan Stanley	5	1,849	1,991	141
		199	20,666	21,175	775
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	14	1,460	1,531	69
Amkor Technology, Inc.	Morgan Stanley	2	45	43	(4)
Broadcom, Inc.	Morgan Stanley	4	2,294	2,519	240
Lattice Semiconductor Corp.	Morgan Stanley	68	4,102	4,145	42
Micron Technology, Inc.	Morgan Stanley	61	4,455	4,751	295
QUALCOMM, Inc.	Morgan Stanley	11	1,606	1,681	73
Semtech Corp.	Morgan Stanley	20	1,407	1,387	(23)
Synaptics, Inc.	Morgan Stanley	4	840	798	(44)
		184	16,209	16,855	648
Software & Services
Datadog, Inc., Class A	Morgan Stanley	17	2,565	2,575	9
DigitalOcean Holdings, Inc.	Morgan Stanley	6	369	347	(24)
DXC Technology Co.	Morgan Stanley	132	4,148	4,307	159
Euronet Worldwide, Inc.	Morgan Stanley	26	3,018	3,384	365
Fair Isaac Corp.	Morgan Stanley	25	11,929	11,662	(265)
Global Payments, Inc.	Morgan Stanley	25	3,300	3,421	126
Globant SA (Luxembourg)	Morgan Stanley	1	264	262	(4)
GoDaddy, Inc., Class A	Morgan Stanley	23	1,799	1,925	125
HubSpot, Inc.	Morgan Stanley	10	4,853	4,749	(104)
International Business Machines Corp.	Morgan Stanley	1	124	130	4
Mastercard, Inc., Class A	Morgan Stanley	82	28,111	29,305	1,267
MongoDB, Inc.	Morgan Stanley	11	4,660	4,880	219
NortonLifeLock, Inc.	Morgan Stanley	62	1,668	1,644	(26)
Paychex, Inc.	Morgan Stanley	14	1,919	1,911	(10)
SPS Commerce, Inc.	Morgan Stanley	1	129	131	—
Synopsys, Inc.	Morgan Stanley	7	2,119	2,333	264
Varonis Systems, Inc.	Morgan Stanley	1	48	48	(3)
Western Union Co/The	Morgan Stanley	336	5,930	6,297	441
		780	76,953	79,311	2,543
Technology Hardware & Equipment
Cisco Systems, Inc.	Morgan Stanley	141	7,775	7,862	87
Corning, Inc.	Morgan Stanley	255	9,824	9,412	(411)
Dell Technologies, Inc., Class C	Morgan Stanley	27	1,353	1,355	46
Hewlett Packard Enterprise Co.	Morgan Stanley	6	102	100	(6)
IPG Photonics Corp.	Morgan Stanley	7	827	768	(61)
Jabil, Inc.	Morgan Stanley	40	2,462	2,469	6
The accompanying notes are an integral part of the financial statements.
54

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Pure Storage, Inc., Class A	Morgan Stanley	46	$ 1,588	$ 1,624	$ 34
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	69	6,609	6,203	(371)
		591	30,540	29,793	(676)
Telecommunication Services
T-Mobile US, Inc.	Morgan Stanley	6	737	770	31
Transportation
Expeditors International of Washington, Inc.	Morgan Stanley	15	1,520	1,547	25
FedEx Corp.	Morgan Stanley	18	4,028	4,165	112
Matson, Inc.	Morgan Stanley	34	3,697	4,101	403
Old Dominion Freight Line, Inc.	Morgan Stanley	8	2,492	2,389	(104)
United Parcel Service, Inc., Class B	Morgan Stanley	21	4,347	4,504	156
		96	16,084	16,706	592
Utilities
AES Corp. (The)	Morgan Stanley	41	897	1,055	270
American Electric Power Co., Inc.	Morgan Stanley	8	771	798	25
		49	1,668	1,853	295

Total Reference Entity — Long			395,514	401,940	7,310
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(710)	(33,502)	(28,947)	4,546
Fox Factory Holding Corp.	Morgan Stanley	(137)	(14,359)	(13,419)	934
Gentex Corp.	Morgan Stanley	(174)	(5,527)	(5,076)	448
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(925)	(17,777)	(13,218)	4,552
Rivian Automotive, Inc., Class A	Morgan Stanley	(241)	(8,618)	(12,108)	(3,494)
		(2,187)	(79,783)	(72,768)	6,986
Capital Goods
Acuity Brands, Inc.	Morgan Stanley	(2)	(386)	(379)	5
Advanced Drainage Systems, Inc.	Morgan Stanley	(347)	(42,178)	(41,227)	891
AGCO Corp.	Morgan Stanley	(30)	(4,235)	(4,381)	(149)
Allegion PLC (Ireland)	Morgan Stanley	(1)	(118)	(110)	221
API Group Corp.	Morgan Stanley	(8)	(163)	(168)	(51)
Axon Enterprise, Inc.	Morgan Stanley	(81)	(10,315)	(11,156)	(845)
AZEK Co., Inc. (The)	Morgan Stanley	(1,640)	(53,773)	(40,738)	13,022
Beacon Roofing Supply, Inc.	Morgan Stanley	(192)	(11,592)	(11,382)	206
Boeing Co. (The)	Morgan Stanley	(657)	(125,325)	(125,815)	(520)
Carlisle Cos., Inc.	Morgan Stanley	(6)	(1,355)	(1,476)	(125)
Chart Industries, Inc.	Morgan Stanley	(31)	(3,744)	(5,325)	(1,584)
Deere & Co.	Morgan Stanley	(135)	(48,841)	(56,087)	(7,401)
Dover Corp.	Morgan Stanley	(157)	(25,957)	(24,633)	1,240
Fastenal Co.	Morgan Stanley	(22)	(1,326)	(1,307)	16
Flowserve Corp.	Morgan Stanley	(424)	(14,046)	(15,222)	(1,274)
Generac Holdings, Inc.	Morgan Stanley	(108)	(33,763)	(32,104)	1,609
Herc Holdings, Inc.	Morgan Stanley	(362)	(54,953)	(60,487)	(5,598)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(300)	(57,679)	(59,832)	(2,495)
Lincoln Electric Holdings, Inc.	Morgan Stanley	(4)	(555)	(551)	1
MasTec, Inc.	Morgan Stanley	(527)	(43,180)	(45,902)	(2,733)
The accompanying notes are an integral part of the financial statements.
55

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
MDU Resources Group, Inc.	Morgan Stanley	(1,595)	$ (44,015)	$ (42,507)	$ 1,177
Middleby Corp (The)	Morgan Stanley	(284)	(48,938)	(46,559)	2,366
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(32)	(2,745)	(2,727)	16
RBC Bearings, Inc.	Morgan Stanley	(132)	(24,782)	(25,592)	(818)
Regal Rexnord Corp.	Morgan Stanley	(376)	(59,055)	(55,941)	2,977
Rockwell Automation, Inc.	Morgan Stanley	(94)	(26,907)	(26,323)	470
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(394)	(22,686)	(20,035)	2,815
Stanley Black & Decker, Inc.	Morgan Stanley	(885)	(145,118)	(123,714)	20,755
Sunrun, Inc.	Morgan Stanley	(151)	(4,527)	(4,586)	(62)
Toro Co (The)	Morgan Stanley	(406)	(34,692)	(34,709)	(27)
United Rentals, Inc.	Morgan Stanley	(187)	(63,833)	(66,424)	(2,608)
Valmont Industries, Inc.	Morgan Stanley	(107)	(25,238)	(25,530)	(402)
Vertiv Holdings Co.	Morgan Stanley	(2,366)	(29,326)	(33,124)	(3,807)
Watsco, Inc.	Morgan Stanley	(43)	(12,462)	(13,099)	(643)
WESCO International, Inc.	Morgan Stanley	(40)	(5,247)	(5,206)	38
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(780)	(28,649)	(30,521)	(1,881)
Woodward, Inc.	Morgan Stanley	(80)	(9,380)	(9,993)	(624)
Xylem, Inc.	Morgan Stanley	(186)	(17,167)	(15,858)	1,359
		(13,172)	(1,138,251)	(1,120,730)	15,537
Commercial & Professional Services
Alight, Inc., Class A	Morgan Stanley	(249)	(2,272)	(2,478)	(208)
ASGN, Inc.	Morgan Stanley	(93)	(10,159)	(10,854)	(700)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(870)	(69,478)	(76,421)	(7,046)
CACI International, Inc., Class A	Morgan Stanley	(78)	(21,615)	(23,498)	(2,016)
Clarivate PLC (Jersey)	Morgan Stanley	(712)	(10,268)	(11,933)	(1,972)
Clean Harbors, Inc.	Morgan Stanley	(353)	(36,292)	(39,409)	(3,127)
CoStar Group, Inc.	Morgan Stanley	(83)	(5,559)	(5,529)	27
Driven Brands Holdings, Inc.	Morgan Stanley	(513)	(15,014)	(13,482)	1,527
Equifax, Inc.	Morgan Stanley	(16)	(3,660)	(3,794)	(338)
GFL Environmental, Inc. (Canada)	Morgan Stanley	(42)	(1,699)	(1,367)	329
IAA, Inc.	Morgan Stanley	(123)	(4,716)	(4,705)	8
Leidos Holdings, Inc.	Morgan Stanley	(434)	(42,756)	(46,881)	(4,261)
MSA Safety, Inc.	Morgan Stanley	(25)	(3,392)	(3,317)	71
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	(87)	(2,369)	(2,370)	(4)
Republic Services, Inc.	Morgan Stanley	(53)	(6,793)	(7,022)	(496)
Stantec, Inc. (Canada)	Morgan Stanley	(5)	(254)	(251)	—
Stericycle, Inc.	Morgan Stanley	(88)	(5,041)	(5,185)	(147)
TransUnion	Morgan Stanley	(199)	(20,397)	(20,565)	(175)
Upwork, Inc.	Morgan Stanley	(156)	(6,529)	(3,625)	2,899
Waste Connections, Inc. (Canada)	Morgan Stanley	(133)	(17,463)	(18,580)	(1,530)
		(4,312)	(285,726)	(301,266)	(17,159)
Consumer Durables & Apparel
Brunswick Corp.	Morgan Stanley	(542)	(50,387)	(43,842)	6,384
Callaway Golf Co.	Morgan Stanley	(1,789)	(41,739)	(41,898)	(170)
Garmin Ltd. (Switzerland)	Morgan Stanley	(724)	(81,625)	(85,874)	(4,269)
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(108)	(4,111)	(4,048)	50
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(28)	(6,871)	(5,483)	2,345
Peloton Interactive, Inc., Class A	Morgan Stanley	(204)	(14,124)	(5,390)	8,729
Polaris, Inc.	Morgan Stanley	(72)	(9,075)	(7,583)	1,411
The accompanying notes are an integral part of the financial statements.
56

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Durables & Apparel — (continued)
Skechers USA, Inc., Class A	Morgan Stanley	(678)	$ (31,095)	$ (27,635)	$ 3,451
TopBuild Corp.	Morgan Stanley	(258)	(54,122)	(46,799)	7,309
Under Armour, Inc., Class C	Morgan Stanley	(363)	(5,766)	(5,648)	114
YETI Holdings, Inc.	Morgan Stanley	(45)	(2,813)	(2,699)	111
		(4,811)	(301,728)	(276,899)	25,465
Consumer Services
Caesars Entertainment, Inc.	Morgan Stanley	(254)	(20,539)	(19,649)	822
Carnival Corp. (Panama)	Morgan Stanley	(324)	(6,291)	(6,551)	(264)
Chegg, Inc.	Morgan Stanley	(115)	(3,453)	(4,172)	(722)
DraftKings, Inc., Class A	Morgan Stanley	(280)	(8,689)	(5,452)	3,233
International Game Technology PLC (United Kingdom)	Morgan Stanley	(621)	(15,639)	(15,326)	216
Mister Car Wash, Inc.	Morgan Stanley	(85)	(1,302)	(1,257)	42
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(393)	(7,203)	(8,599)	(1,400)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(189)	(13,484)	(15,834)	(2,861)
Service Corp. International	Morgan Stanley	(58)	(3,657)	(3,818)	(169)
Travel + Leisure Co.	Morgan Stanley	(42)	(2,249)	(2,433)	(201)
Wendy's Co (The)	Morgan Stanley	(1,869)	(40,472)	(41,062)	(673)
		(4,230)	(122,978)	(124,153)	(1,977)
Energy
Antero Midstream Corp.	Morgan Stanley	(2,231)	(22,428)	(24,251)	(1,866)
Civitas Resources, Inc.	Morgan Stanley	(596)	(33,771)	(35,587)	(2,183)
Continental Resources, Inc.	Morgan Stanley	(79)	(4,164)	(4,845)	(698)
Coterra Energy, Inc.	Morgan Stanley	(3,337)	(81,122)	(89,999)	(9,924)
Enbridge, Inc. (Canada)	Morgan Stanley	(1,927)	(80,594)	(88,815)	(8,619)
EQT Corp.	Morgan Stanley	(169)	(4,388)	(5,815)	(1,430)
HF Sinclair Corp.	Morgan Stanley	(2,234)	(77,021)	(89,025)	(12,023)
NOV, Inc.	Morgan Stanley	(259)	(4,475)	(5,079)	(636)
Southwestern Energy Co.	Morgan Stanley	(8,630)	(43,631)	(61,877)	(18,258)
TC Energy Corp. (Canada)	Morgan Stanley	(1,699)	(86,310)	(95,858)	(11,271)
		(21,161)	(437,904)	(501,151)	(66,908)
Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(390)	(25,296)	(26,368)	(1,080)
Casey's General Stores, Inc.	Morgan Stanley	(192)	(36,860)	(38,049)	(1,295)
US Foods Holding Corp.	Morgan Stanley	(64)	(2,433)	(2,408)	22
		(646)	(64,589)	(66,825)	(2,353)
Food, Beverage & Tobacco
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(125)	(47,218)	(48,559)	(1,353)
Celsius Holdings, Inc.	Morgan Stanley	(888)	(61,180)	(49,000)	12,164
Flowers Foods, Inc.	Morgan Stanley	(63)	(1,586)	(1,620)	(36)
Freshpet, Inc.	Morgan Stanley	(183)	(22,844)	(18,783)	4,053
J M Smucker Co. (The)	Morgan Stanley	(233)	(30,479)	(31,551)	(1,081)
Lancaster Colony Corp.	Morgan Stanley	(107)	(17,379)	(15,959)	1,319
National Beverage Corp.	Morgan Stanley	(1)	(41)	(43)	(5)
		(1,600)	(180,727)	(165,515)	15,061
Health Care Equipment & Services
Alcon, Inc. (Switzerland)	Morgan Stanley	(42)	(3,177)	(3,332)	(158)
Baxter International, Inc.	Morgan Stanley	(943)	(77,974)	(73,120)	4,834
The accompanying notes are an integral part of the financial statements.
57

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Change Healthcare, Inc.	Morgan Stanley	(1,213)	$ (24,949)	$ (26,443)	$ (1,502)
Dexcom, Inc.	Morgan Stanley	(46)	(18,355)	(23,534)	(8,792)
Encompass Health Corp.	Morgan Stanley	(936)	(60,569)	(66,559)	(6,266)
Ensign Group Inc (The)	Morgan Stanley	(4)	(336)	(360)	(27)
Globus Medical, Inc., Class A	Morgan Stanley	(7)	(522)	(516)	3
GoodRx Holdings, Inc., Class A	Morgan Stanley	(48)	(930)	(928)	—
Guardant Health, Inc.	Morgan Stanley	(156)	(15,173)	(10,333)	5,572
HealthEquity, Inc.	Morgan Stanley	(584)	(31,535)	(39,385)	(7,859)
LHC Group, Inc.	Morgan Stanley	(30)	(4,573)	(5,058)	(489)
Novocure Ltd. (Jersey)	Morgan Stanley	(290)	(21,530)	(24,026)	(2,504)
Progyny, Inc.	Morgan Stanley	(32)	(1,427)	(1,645)	(221)
Quidel Corp.	Morgan Stanley	(5)	(566)	(562)	1
Surgery Partners, Inc.	Morgan Stanley	(92)	(4,962)	(5,065)	(106)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(620)	(73,105)	(79,298)	(6,353)
		(5,048)	(339,683)	(360,164)	(23,867)
Household & Personal Products
Olaplex Holdings, Inc.	Morgan Stanley	(132)	(2,096)	(2,063)	30
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(1,557)	(90,103)	(95,351)	(5,526)
AptarGroup, Inc.	Morgan Stanley	(69)	(8,780)	(8,107)	646
Berry Global Group, Inc.	Morgan Stanley	(718)	(43,682)	(41,615)	2,055
Ecolab, Inc.	Morgan Stanley	(48)	(8,679)	(8,475)	179
Graphic Packaging Holding Co.	Morgan Stanley	(2,104)	(42,101)	(42,164)	(249)
Martin Marietta Materials, Inc.	Morgan Stanley	(187)	(70,500)	(71,974)	(1,572)
MP Materials Corp.	Morgan Stanley	(34)	(1,977)	(1,950)	25
Newmont Corp.	Morgan Stanley	(965)	(61,805)	(76,669)	(15,588)
RPM International, Inc.	Morgan Stanley	(270)	(24,283)	(21,989)	2,162
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(523)	(68,663)	(64,308)	4,207
Sonoco Products Co.	Morgan Stanley	(297)	(17,563)	(18,580)	(1,064)
West Fraser Timber Co. Ltd. (Canada)	Morgan Stanley	(94)	(9,199)	(7,748)	1,502
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	(103)	(4,983)	(4,901)	75
		(6,969)	(452,318)	(463,831)	(13,148)
Media & Entertainment
Altice USA, Inc., Class A	Morgan Stanley	(153)	(1,766)	(1,909)	(259)
Angi, Inc.	Morgan Stanley	(538)	(5,221)	(3,050)	2,167
Cargurus, Inc.	Morgan Stanley	(747)	(31,340)	(31,718)	(386)
DISH Network Corp., Class A	Morgan Stanley	(1,325)	(42,037)	(41,936)	(47)
IAC/InterActiveCorp.	Morgan Stanley	(430)	(45,367)	(43,120)	2,235
Nexstar Media Group, Inc., Class A	Morgan Stanley	(88)	(15,718)	(16,586)	(971)
Paramount Global, Class B	Morgan Stanley	(2,148)	(76,547)	(81,216)	(4,894)
ROBLOX Corp., Class A	Morgan Stanley	(736)	(34,937)	(34,033)	894
Roku, Inc.	Morgan Stanley	(368)	(52,250)	(46,099)	6,137
TEGNA, Inc.	Morgan Stanley	(860)	(19,194)	(19,264)	(105)
Warner Music Group Corp., Class A	Morgan Stanley	(62)	(2,325)	(2,347)	(24)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(180)	(10,398)	(11,239)	(867)
ZoomInfo Technologies, Inc.	Morgan Stanley	(1,870)	(97,872)	(111,714)	(13,866)
		(9,505)	(434,972)	(444,231)	(9,986)
The accompanying notes are an integral part of the financial statements.
58

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(698)	$ (48,971)	$ (53,097)	$ (4,139)
Allakos, Inc.	Morgan Stanley	(49)	(4,003)	(279)	3,721
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(72)	(3,141)	(3,658)	(521)
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(565)	(26,760)	(25,984)	768
Bridgebio Pharma, Inc.	Morgan Stanley	(228)	(9,726)	(2,314)	7,407
Eli Lilly & Co.	Morgan Stanley	(8)	(2,152)	(2,291)	(142)
Exact Sciences Corp.	Morgan Stanley	(830)	(60,646)	(58,034)	2,597
Fate Therapeutics, Inc.	Morgan Stanley	(35)	(1,724)	(1,357)	364
Kodiak Sciences, Inc.	Morgan Stanley	(67)	(6,451)	(517)	5,930
Medpace Holdings, Inc.	Morgan Stanley	(3)	(470)	(491)	(23)
Mirati Therapeutics, Inc.	Morgan Stanley	(115)	(10,440)	(9,455)	980
Natera, Inc.	Morgan Stanley	(287)	(21,366)	(11,675)	9,683
NeoGenomics, Inc.	Morgan Stanley	(100)	(4,173)	(1,215)	2,954
Novavax, Inc.	Morgan Stanley	(58)	(6,852)	(4,272)	2,577
Seagen, Inc.	Morgan Stanley	(520)	(69,391)	(74,906)	(5,533)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(62)	(36,955)	(36,620)	312
Twist Bioscience Corp.	Morgan Stanley	(58)	(6,257)	(2,864)	3,389
		(3,755)	(319,478)	(289,029)	30,324
Retailing
Asbury Automotive Group, Inc.	Morgan Stanley	(78)	(14,795)	(12,496)	2,294
CarMax, Inc.	Morgan Stanley	(847)	(101,133)	(81,719)	19,384
Carvana Co.	Morgan Stanley	(52)	(6,937)	(6,203)	730
Chewy, Inc., Class A	Morgan Stanley	(1,022)	(51,201)	(41,677)	9,510
Dollar Tree, Inc.	Morgan Stanley	(284)	(42,552)	(45,483)	(2,942)
Five Below, Inc.	Morgan Stanley	(33)	(5,351)	(5,226)	121
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(417)	(44,211)	(33,777)	10,422
Genuine Parts Co.	Morgan Stanley	(42)	(5,099)	(5,293)	(219)
LKQ Corp.	Morgan Stanley	(341)	(15,916)	(15,485)	366
Petco Health & Wellness Co., Inc.	Morgan Stanley	(1,410)	(27,207)	(27,594)	(395)
Pool Corp.	Morgan Stanley	(42)	(19,338)	(17,760)	1,549
Tractor Supply Co.	Morgan Stanley	(218)	(49,258)	(50,875)	(1,659)
Wayfair, Inc., Class A	Morgan Stanley	(38)	(4,459)	(4,210)	246
		(4,824)	(387,457)	(347,798)	39,407
Semiconductors & Semiconductor Equipment
Azenta, Inc.	Morgan Stanley	(212)	(24,052)	(17,571)	6,456
Cirrus Logic, Inc.	Morgan Stanley	(459)	(38,593)	(38,919)	(336)
Enphase Energy, Inc.	Morgan Stanley	(38)	(6,311)	(7,668)	(1,360)
First Solar, Inc.	Morgan Stanley	(61)	(4,699)	(5,108)	(412)
Intel Corp.	Morgan Stanley	(1,928)	(98,861)	(95,552)	3,254
MaxLinear, Inc.	Morgan Stanley	(211)	(12,645)	(12,312)	328
Qorvo, Inc.	Morgan Stanley	(342)	(45,755)	(42,442)	3,389
Universal Display Corp.	Morgan Stanley	(13)	(2,096)	(2,170)	(81)
Wolfspeed, Inc.	Morgan Stanley	(91)	(8,727)	(10,361)	(4,647)
		(3,355)	(241,739)	(232,103)	6,591
Software & Services
Amdocs Ltd. (Guernsey)	Morgan Stanley	(98)	(7,559)	(8,057)	(557)
AppLovin Corp., Class A	Morgan Stanley	(171)	(9,410)	(9,417)	(11)
Asana, Inc., Class A	Morgan Stanley	(133)	(9,243)	(5,316)	3,923
The accompanying notes are an integral part of the financial statements.
59

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Aspen Technology, Inc.	Morgan Stanley	(63)	$ (9,918)	$ (10,418)	$ (505)
Avalara, Inc.	Morgan Stanley	(17)	(2,684)	(1,692)	5,130
Blackline, Inc.	Morgan Stanley	(120)	(8,736)	(8,786)	(55)
CDK Global, Inc.	Morgan Stanley	(4)	(191)	(195)	(6)
Citrix Systems, Inc.	Morgan Stanley	(303)	(31,015)	(30,573)	479
Confluent, Inc., Class A	Morgan Stanley	(1,076)	(40,309)	(44,116)	(3,818)
Coupa Software, Inc.	Morgan Stanley	(157)	(24,387)	(15,956)	8,423
Datto Holding Corp.	Morgan Stanley	(15)	(394)	(401)	(10)
Dolby Laboratories, Inc., Class A	Morgan Stanley	(126)	(9,770)	(9,856)	(106)
Dynatrace, Inc.	Morgan Stanley	(1)	(48)	(47)	(2)
Five9, Inc.	Morgan Stanley	(93)	(9,873)	(10,267)	(785)
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(890)	(37,802)	(27,118)	10,673
Monday.com Ltd. (Israel)	Morgan Stanley	(71)	(9,262)	(11,223)	(1,965)
nCino, Inc.	Morgan Stanley	(148)	(7,603)	(6,065)	1,534
New Relic, Inc.	Morgan Stanley	(151)	(10,165)	(10,099)	61
Okta, Inc.	Morgan Stanley	(578)	(90,597)	(87,255)	3,320
Procore Technologies, Inc.	Morgan Stanley	(25)	(1,468)	(1,449)	16
Qualtrics International, Inc., Class A	Morgan Stanley	(256)	(7,192)	(7,309)	(120)
Qualys, Inc.	Morgan Stanley	(9)	(1,263)	(1,282)	(21)
RingCentral, Inc., Class A	Morgan Stanley	(510)	(59,181)	(59,777)	(611)
Shopify, Inc., Class A (Canada)	Morgan Stanley	(6)	(4,219)	(4,056)	160
Smartsheet, Inc., Class A	Morgan Stanley	(172)	(9,036)	(9,422)	(390)
Toast, Inc., Class A	Morgan Stanley	(72)	(1,366)	(1,565)	(648)
VMware, Inc., Class A	Morgan Stanley	(547)	(63,043)	(62,287)	632
		(5,812)	(465,734)	(444,004)	24,741
Technology Hardware & Equipment
Avnet, Inc.	Morgan Stanley	(144)	(5,878)	(5,845)	4
CDW Corp.	Morgan Stanley	(432)	(78,710)	(77,280)	1,246
Cognex Corp.	Morgan Stanley	(94)	(7,230)	(7,252)	(26)
Littelfuse, Inc.	Morgan Stanley	(74)	(18,785)	(18,456)	303
National Instruments Corp.	Morgan Stanley	(397)	(15,980)	(16,114)	(169)
Rogers Corp.	Morgan Stanley	(16)	(4,359)	(4,347)	9
TD SYNNEX Corp.	Morgan Stanley	(405)	(42,201)	(41,800)	379
Ubiquiti, Inc.	Morgan Stanley	(78)	(20,724)	(22,710)	(1,993)
		(1,640)	(193,867)	(193,804)	(247)
Telecommunication Services
Frontier Communications Parent, Inc.	Morgan Stanley	(274)	(7,153)	(7,582)	(432)
Transportation
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	(1,159)	(85,892)	(95,664)	(9,965)
CH Robinson Worldwide, Inc.	Morgan Stanley	(925)	(91,171)	(99,632)	(8,929)
JB Hunt Transport Services, Inc.	Morgan Stanley	(114)	(23,509)	(22,890)	452
Schneider National, Inc., Class B	Morgan Stanley	(12)	(317)	(306)	8
United Airlines Holdings, Inc.	Morgan Stanley	(70)	(2,635)	(3,245)	(682)
		(2,280)	(203,524)	(221,737)	(19,116)
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(708)	(11,296)	(10,988)	(342)
Atmos Energy Corp.	Morgan Stanley	(509)	(50,585)	(60,820)	(10,685)
Avangrid, Inc.	Morgan Stanley	(4)	(183)	(187)	(6)
The accompanying notes are an integral part of the financial statements.
60

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Black Hills Corp.	Morgan Stanley	(258)	$ (18,402)	$ (19,871)	$ (1,476)
CMS Energy Corp.	Morgan Stanley	(242)	(15,277)	(16,925)	(1,654)
Dominion Energy, Inc.	Morgan Stanley	(1,156)	(90,648)	(98,225)	(8,362)
Essential Utilities, Inc.	Morgan Stanley	(308)	(14,708)	(15,748)	(1,110)
Evergy, Inc.	Morgan Stanley	(556)	(35,479)	(37,997)	(2,603)
Exelon Corp.	Morgan Stanley	(2,350)	(101,455)	(111,930)	(10,499)
Fortis, Inc. (Canada)	Morgan Stanley	(216)	(9,898)	(10,692)	(865)
IDACORP, Inc.	Morgan Stanley	(20)	(2,151)	(2,307)	(172)
National Fuel Gas Co.	Morgan Stanley	(436)	(27,366)	(29,953)	(2,788)
New Jersey Resources Corp.	Morgan Stanley	(84)	(3,728)	(3,852)	(153)
NextEra Energy, Inc.	Morgan Stanley	(49)	(3,599)	(4,151)	(576)
NiSource, Inc.	Morgan Stanley	(362)	(10,348)	(11,512)	(1,168)
OGE Energy Corp.	Morgan Stanley	(257)	(10,003)	(10,480)	(482)
ONE Gas, Inc.	Morgan Stanley	(185)	(15,603)	(16,324)	(727)
Pinnacle West Capital Corp.	Morgan Stanley	(34)	(2,558)	(2,655)	(101)
Portland General Electric Co.	Morgan Stanley	(32)	(1,575)	(1,765)	(206)
		(7,766)	(424,862)	(466,382)	(43,975)

Total Reference Entity — Short			(6,084,569)	(6,102,035)	(35,026)
Net Value of Reference Entity			$(5,689,055)	$(5,700,095)	$(27,716)

*	Includes $(16,676) related to open trades, dividends receivables/payables and swap receivables/payables activities.
The accompanying notes are an integral part of the financial statements.
61

GOTHAM FUNDS
Statements of Assets and Liabilities
March 31, 2022
(Unaudited)
	Gotham ESG Large Value Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund
Assets
Non-affiliated investments, at value[1,2]	$1,462,136	$25,794,668	$ —
Affiliated investments, at value[3]	—	—	28,888,116
Swaps, at value(a)	—	5,628,609	—
Cash and cash equivalents	29,403	967,246	5,648
Due from broker	—	895,916	—
Receivables:
Investments sold	27,948	362,688	—
Dividends	1,087	26,232	—
Investment adviser	1,057	—	22,104
Prepaid expenses and other assets	—	18,505	27,327
Total Assets	1,521,631	33,693,864	28,943,195
Liabilities
Obligation to return cash collateral on swap contracts (Note 1)	—	5,900,000	—
Payables:
Investments purchased	27,943	487,621	—
Investment adviser	—	17,238	—
Administration and accounting fees	—	12,799	8,093
12b-1 distribution fees (Investor Class Shares)	—	—	645
Custodian fees	—	2,567	2,484
Transfer agent fees	—	2,032	4,686
Audit fees	—	13,220	11,431
Shareholder reporting fees	—	6,654	6,792
Accrued expenses	—	1,388	612
Total Liabilities	27,943	6,443,519	34,743
Net Assets	$1,493,688	$27,250,345	$28,908,452
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 1,182	$ 19,278	$ 21,321
Paid-in capital	1,226,121	26,321,237	24,596,893
Total distributable earnings	266,385	909,830	4,290,238
Net Assets	$1,493,688	$27,250,345	$28,908,452
Institutional Class Shares:
Net assets	$1,493,688	$27,250,345	$25,796,225
Shares outstanding	118,193	1,927,833	1,902,207
Net asset value, offering and redemption price per share	$ 12.64	$ 14.14	$ 13.56
Investor Class Shares:
Net assets	N/A	N/A	$ 3,112,227
Shares outstanding	N/A	N/A	229,854
Net asset value, offering and redemption price per share	N/A	N/A	$ 13.54
[1]Non-affiliated investments, at cost	$1,280,357	$22,983,955	$ —
[2]Includes market value of securities designated as collateral for swaps	$ —	$11,061,266	$ —
[3]Affiliated investments, at cost	$ —	$ —	$26,318,066

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.
62

GOTHAM FUNDS
Statements of Assets and Liabilities (Concluded)
March 31, 2022
(Unaudited)
	Gotham Enhanced 500 Plus Fund	Gotham Hedged Plus Fund	Gotham Short Strategies Fund
Assets
Non-affiliated investments, at value[1,2]	$5,243,697	$24,456,591	$ 3,618,884
Cash and cash equivalents	45,985	118,607	620,099
Cash pledged on swap contracts	—	—	100,000
Due from broker	—	—	3,594
Deposits with brokers for securities sold short	14,521	68,466	—
Receivables:
Investments sold	107,919	401,151	212,164
Dividends	4,286	27,577	2,486
Investment adviser	4,771	—	7,478
Prepaid expenses and other assets	990	11,778	7,614
Total Assets	5,422,169	25,084,170	4,572,319
Liabilities
Securities sold short, at value[3]	1,552,403	10,525,552	—
Swaps, at value(a)	—	—	27,716
Payables:
Investments purchased	107,781	402,170	238,294
Audit fees	11,367	13,946	12,299
Shareholder reporting fees	8,491	5,951	3,351
Administration and accounting fees	5,438	6,063	7,873
Dividends and fees on securities sold short	1,748	8,759	—
Transfer agent fees	841	885	117
Custodian fees	68	393	561
Investment adviser	—	3,026	—
Accrued expenses	155	324	596
Total Liabilities	1,688,292	10,967,069	290,807
Net Assets	$3,733,877	$14,117,101	$ 4,281,512
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 2,718	$ 10,760	$ 6,020
Paid-in capital	2,819,911	10,821,350	20,260,756
Total distributable earnings/(loss)	911,248	3,284,991	(15,985,264)
Net Assets	$3,733,877	$14,117,101	$ 4,281,512
Institutional Class Shares:
Net assets	$3,733,877	$14,117,101	$ 4,281,512
Shares outstanding	271,849	1,075,997	602,031
Net asset value, offering and redemption price per share	$ 13.74	$ 13.12	$ 7.11
[1]Non-affiliated investments, at cost	$4,247,832	$21,917,583	$ 3,551,544
[2]Includes market value of securities designated as collateral for swaps	$ —	$ —	$ 2,804,340
[3]Proceeds received, securities sold short	$1,424,851	$12,210,004	$ —

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.
63

GOTHAM FUNDS
Statements of Operations
For the Six Months Ended March 31, 2022
(Unaudited)
	Gotham ESG Large Value Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund
Investment income
Dividends from non-affiliated investments	$ 15,140	$ 236,161	$ —
Dividends from affiliated investments	—	—	239,396
Interest	1	12	2
Less: taxes withheld	(12)	—	—
Total investment income	15,129	236,173	239,398
Expenses
Advisory fees (Note 2)	5,712	183,405	—
Administration and accounting fees (Note 2)	—	17,931	19,411
Distribution fees (Investor Class)(Note 2)	—	—	3,832
Custodian fees(Note 2)	—	3,493	5,042
Registration and filing fees	—	13,341	20,724
Legal fees	—	7,150	7,256
Audit fees	—	12,637	11,431
Transfer agent fees (Note 2)	—	3,183	13,934
Trustees’ and officers’ fees(Note 2)	—	4,679	4,053
Shareholder reporting fees	—	10,653	9,489
Other expenses	—	4,462	4,755
Total expenses before recoupments, waivers and/or reimbursements	5,712	260,934	99,927
Recoupments, waivers and/or reimbursements(Note 2)	—	(77,540)	(96,102)
Net expenses after recoupments, waivers and/or reimbursements	5,712	183,394	3,825
Net investment income	9,417	52,779	235,573
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	133,058	2,408,622	—
Net realized gain from affiliated investments	—	—	43,949
Net realized gain from swaps	—	885,924 (a)	—
Capital gain distributions from affiliated investments	—	—	1,747,927
Net change in unrealized depreciation on non-affiliated investments	(27,167)	(707,234)	—
Net change in unrealized appreciation on affiliated investments	—	—	423,189
Net change in unrealized appreciation on swaps	—	237,382 (a)	—
Net realized and unrealized gain on investments	105,891	2,824,694	2,215,065
Net increase in net assets resulting from operations	$115,308	$2,877,473	$2,450,638

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.
64

GOTHAM FUNDS
Statements of Operations (Concluded)
For the Six Months Ended March 31, 2022
(Unaudited)
	Gotham Enhanced 500 Plus Fund	Gotham Hedged Plus Fund	Gotham Short Strategies Fund
Investment income
Dividends from non-affiliated investments	$ 49,263	$ 212,325	$ 18,762
Interest	1	2	2
Less: taxes withheld	(3)	(2,627)	(303)
Total investment income	49,261	209,700	18,461
Expenses
Advisory fees (Note 2)	18,433	67,312	17,992
Dividends and fees on securities sold short (Note 1)	17,190	85,558	—
Administration and accounting fees (Note 2)	15,340	16,636	14,167
Shareholder reporting fees	10,708	9,013	10,027
Audit fees	10,701	12,718	10,446
Legal fees	1,735	2,820	1,953
Transfer agent fees (Note 2)	1,704	1,697	1,948
Registration and filing fees	879	9,382	15,420
Trustees’ and officers’ fees(Note 2)	531	1,897	280
Custodian fees(Note 2)	165	778	107
Other expenses	3,861	3,957	3,858
Total expenses before recoupments, waivers and/or reimbursements	81,247	211,768	76,198
Recoupments, waivers and/or reimbursements(Note 2)	(42,860)	(48,804)	(58,222)
Net expenses after recoupments, waivers and/or reimbursements	38,387	162,964	17,976
Net investment income	10,874	46,736	485
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	332,353	642,241	278,397
Net realized gain/(loss) from securities sold short	(53,072)	96,170	—
Net realized gain from swaps	—	—	227,690 (a)
Net realized gain from foreign currency transactions	—	93	12
Net change in unrealized appreciation on non-affiliated investments	57,065	453,735	107,748
Net change in unrealized appreciation on securities sold short	23,496	749,250	—
Net change in unrealized depreciation on swaps	—	—	(81,354) (a)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	—	119	(15)
Net realized and unrealized gain on investments	359,842	1,941,608	532,478
Net increase in net assets resulting from operations	$ 370,716	$1,988,344	$532,963

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.
65

GOTHAM FUNDS
Statements of Changes in Net Assets
	Gotham ESG Large Value Fund		Gotham Defensive Long 500 Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment income	$ 9,417	$ 16,321	$ 52,779	$ 214,787
Net realized gains from investments and swaps	133,058	251,422	3,294,546	10,413,786
Net change in unrealized appreciation/(depreciation) on investments and swaps	(27,167)	99,783	(469,852)	(7,134,767)
Net increase in net assets resulting from operations	115,308	367,526	2,877,473	3,493,806
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(278,911)	(60,804)	(169,751)	(476,753)
Net decrease in net assets from dividends and distributions to shareholders	(278,911)	(60,804)	(169,751)	(476,753)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	148,086	31,555	(10,494,582)	(22,655,205)
Total increase/(decrease) in net assets	(15,517)	338,277	(7,786,860)	(19,638,152)
Net assets
Beginning of period	1,509,205	1,170,928	35,037,205	54,675,357
End of period	$1,493,688	$1,509,205	$ 27,250,345	$ 35,037,205
The accompanying notes are an integral part of the financial statements.
66

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Total Return Fund		Gotham Enhanced 500 Plus Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment income	$ 235,573	$ 178,207	$ 10,874	$ 16,642
Net realized gains from investments, securities sold short and capital gain distributions from affiliated investments	1,791,876	3,219,439	279,281	417,254
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	423,189	(303,103)	80,561	219,085
Net increase in net assets resulting from operations	2,450,638	3,094,543	370,716	652,981
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(1,193,833)	(178,762)	(411,225)	(32,071)
Investor Class	(135,579)	(10,943)	N/A	N/A
Net decrease in net assets from dividends and distributions to shareholders	(1,329,412)	(189,705)	(411,225)	(32,071)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	840,214	(4,595,192)	218,277	44,339
Total increase/(decrease) in net assets	1,961,440	(1,690,354)	177,768	665,249
Net assets
Beginning of period	26,947,012	28,637,366	3,556,109	2,890,860
End of period	$28,908,452	$26,947,012	$3,733,877	$3,556,109
The accompanying notes are an integral part of the financial statements.
67

GOTHAM FUNDS
Statements of Changes in Net Assets (Concluded)
	Gotham Hedged Plus Fund		Gotham Short Strategies Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$ 46,736	$ 117,346	$ 485	$ (21,215)
Net realized gains/(losses) from investments, securities sold short, swaps and foreign currency transactions	738,504	(568,311)	506,099	(8,121,735)
Net change in unrealized appreciation on investments, securities sold short, swaps and foreign currency translations	1,203,104	1,727,634	26,379	568,830
Net increase/(decrease) in net assets resulting from operations	1,988,344	1,276,669	532,963	(7,574,120)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(145,983)	(57,670)	(46,504)	(3,624)
Net decrease in net assets from dividends and distributions to shareholders	(145,983)	(57,670)	(46,504)	(3,624)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(27,835)	1,889,615	2,274,954	(28,520,694)
Total increase/(decrease) in net assets	1,814,526	3,108,614	2,761,413	(36,098,438)
Net assets
Beginning of period	12,302,575	9,193,961	1,520,099	37,618,537
End of period	$14,117,101	$12,302,575	$4,281,512	$ 1,520,099
The accompanying notes are an integral part of the financial statements.
68

GOTHAM FUNDS
Statements of Cash Flow
For the Six Months Ended March 31, 2022
(Unaudited)
	Gotham Enhanced 500 Plus Fund	Gotham Hedged Plus Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 370,716	$ 1,988,344

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(5,137,836)	(22,678,590)
Proceeds from disposition of long-term portfolio investments	5,256,250	20,874,707
Purchases to cover securities sold short	(1,814,501)	(15,976,687)
Proceeds from securities sold short	1,869,466	17,957,548
Net realized gain on investments, securities sold short and foreign currency transactions	(279,281)	(738,504)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and foreign currency translations	(80,561)	(1,203,104)
Return of capital received from real estate investment trusts	730	3,207
Increase in receivable for investments sold	(31,748)	(17,501)
Decrease in dividends and interest receivable	259	806
Decrease in receivable from investment adviser	3,180	2,692
Increase in prepaid expenses and other assets	(349)	(11,456)
Increase in payable for investments purchased	31,321	19,267
Increase in payable for dividends and fees on securities sold short	317	1,458
Increase in payable to investment adviser	—	3,026
Decrease in accrued expense payable	(8,824)	(10,922)
Net cash provided by operating activities	179,139	214,291
Cash flows from financing activities:
Proceeds from shares sold	6,250	21,600
Payment of shares redeemed	(199,198)	(195,418)
Net cash used in financing activities	(192,948)	(173,818)
Net increase (decrease) in cash and restricted cash	(13,809)	40,473
Cash and restricted cash:
Beginning of period:	$ 74,315	$ 146,600
End of period:	$ 60,506	$ 187,073
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	$ 18,081	$ 109,837
Restricted Cash	$ 56,234	$ 36,763
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$ 45,985	$ 118,607
Restricted Cash	$ 14,521	$ 68,466

Supplemental disclosure of cash flow information:
Cash received during the period for financing charges	$ 5,288	$ 36,390
The accompanying notes are an integral part of the financial statements.
69

GOTHAM FUNDS
Gotham ESG Large Value Fund
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Period Ended September 30, 2019*
Per Share Operating Performance
Net asset value, beginning of period	$ 14.16	$ 11.27	$ 12.18	$10.00
Net investment income(1)	0.08	0.15	0.20	0.13
Net realized and unrealized gain/(loss) on investments	1.01	3.33	(0.16)	2.05
Total from investment operations	1.09	3.48	0.04	2.18
Dividends and distributions to shareholders from:
Net investment income	(0.20)	(0.13)	(0.18)	—
Net realized capital gains	(2.41)	(0.46)	(0.77)	—
Total dividends and distributions to shareholders	(2.61)	(0.59)	(0.95)	—
Redemption fees	—	—	—	—
Net asset value, end of period	$ 12.64	$ 14.16	$ 11.27	$12.18
Total investment return(2)	7.56%	31.82%	(0.17)%	21.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 1,494	$ 1,509	$ 1,171	$1,218
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.75% (3)	0.75%	0.75%	0.75% (3)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	0.75% (3)	2.85%	6.46%	6.59% (3)
Ratio of net investment income to average net assets	1.24% (3)	1.16%	1.74%	1.49% (3)
Portfolio turnover rate	117% (5)	186%	284%	169% (5)

*	Institutional class commenced operations on December 31, 2018. Total return is calculated based on inception date of December 28, 2018, when initial seed capital was issued at $10.00 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
70

GOTHAM FUNDS
Gotham Defensive Long 500 Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 12.87	$ 11.98	$ 13.20	$ 13.78	$ 11.71	$ 9.99
Net investment income(1)	0.03	0.06	0.14	0.13	0.09	0.04
Net realized and unrealized gain/(loss) on investments	1.33	0.96	(1.17)	0.32	2.06	1.68
Total from investment operations	1.36	1.02	(1.03)	0.45	2.15	1.72
Dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.13)	(0.08)	(0.07)	(0.08)	—
Net realized capital gains	—	—	(0.11)	(0.96)	—	—
Total dividends and distributions to shareholders	(0.09)	(0.13)	(0.19)	(1.03)	(0.08)	—
Redemption fees	—	—	0.00 (2)	—	—	—
Net asset value, end of period	$ 14.14	$ 12.87	$ 11.98	$ 13.20	$ 13.78	$11.71
Total investment return(3)	10.59%	8.65%	(7.95)%	3.71%	18.42%	17.10%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$27,250	$35,037	$54,675	$59,368	$11,031	$7,940
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.35% (5)	1.35%	1.35%	3.21%	3.51%	3.80%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)(6)	1.92% (5)	1.78%	1.66%	3.81%	4.08%	5.01%
Ratio of net investment income to average net assets (including dividend and interest expense)	0.39% (5)	0.51%	1.11%	1.03%	0.73%	0.39%
Portfolio turnover rate	101% (7)	163%	294%	429%	220%	259%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 1.42%, 1.50% and 1.50% for the years ended September 30, 2019, 2018 and 2017, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
71

GOTHAM FUNDS
Gotham Total Return Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 13.03	$ 11.70	$ 13.28	$ 13.38	$ 11.60	$ 10.02
Net investment income(1)	0.11	0.08	0.11	0.05	0.03	0.01
Net realized and unrealized gain/(loss) on investments	1.07	1.33	(0.91)	0.03	1.80	1.58
Total from investment operations	1.18	1.41	(0.80)	0.08	1.83	1.59
Dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.08)	(0.11)	(0.05)	(0.04)	(0.01)
Net realized capital gains	(0.52)	(0.00) (2)	(0.67)	(0.13)	(0.01)	—
Total dividends and distributions to shareholders	(0.65)	(0.08)	(0.78)	(0.18)	(0.05)	(0.01)
Redemption fees	—	0.00 (3)	0.00 (3)	0.00 (3)	—	—
Net asset value, end of period	$ 13.56	$ 13.03	$ 11.70	$ 13.28	$ 13.38	$ 11.60
Total investment return(4)	9.11%	12.17%	(6.54)%	0.67%	15.73%	15.82%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$25,796	$23,987	$25,967	$32,167	$26,218	$18,539
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	(0.00)% (5)	0.00%	0.00%	0.00%	0.00%	0.02%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	0.68% (5)	0.66%	0.59%	0.69%	0.51%	0.74%
Ratio of net investment income to average net assets	1.69% (5)	0.68%	0.94%	0.35%	0.27%	0.09%
Portfolio turnover rate	2% (7)	85%	55%	3%	1%	27%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
72

GOTHAM FUNDS
Gotham Total Return Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of period	$ 12.99	$ 11.67	$ 13.24	$ 13.35	$12.60
Net investment income/(loss)(1)	0.10	0.05	0.08	0.01	(0.02)
Net realized and unrealized gain/(loss) on investments	1.06	1.32	(0.90)	0.03	0.77
Total from investment operations	1.16	1.37	(0.82)	0.04	0.75
Dividends and distributions to shareholders from:
Net investment loss	(0.09)	(0.05)	(0.08)	(0.02)	—
Net realized capital gains	(0.52)	(0.00) (2)	(0.67)	(0.13)	—
Total dividends and distributions to shareholders	(0.61)	(0.05)	(0.75)	(0.15)	—
Redemption fees	—	0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$ 13.54	$ 12.99	$ 11.67	$ 13.24	$13.35
Total investment return(4)	9.03%	11.80%	(6.70)%	0.40%	5.95%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 3,112	$ 2,960	$ 2,670	$ 2,723	$2,110
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.25% (5)	0.25%	0.25%	0.25%	0.25% (5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	0.93% (5)	0.91%	0.84%	0.93%	0.76% (5)
Ratio of net investment income/(loss) to average net assets	1.44% (5)	0.37%	0.67%	0.08%	(0.24)% (5)
Portfolio turnover rate	2% (7)	85%	55%	3%	1% (7)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $12.60 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
73

GOTHAM FUNDS
Gotham Enhanced 500 Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 13.91	$ 11.47	$ 11.86	$ 13.99	$ 11.86	$ 9.99
Net investment income(1)	0.04	0.07	0.13	0.10	0.13	0.09
Net realized and unrealized gain on investments	1.40	2.50	0.47	0.07	2.20	1.78
Total from investment operations	1.44	2.57	0.60	0.17	2.33	1.87
Dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.13)	(0.14)	(0.12)	(0.16)	—
Net realized capital gains	(1.54)	—	(0.85)	(2.18)	(0.04)	—
Total dividends and distributions to shareholders	(1.61)	(0.13)	(0.99)	(2.30)	(0.20)	—
Redemption fees	—	—	—	—	—	—
Net asset value, end of period	$ 13.74	$ 13.91	$ 11.47	$ 11.86	$ 13.99	$11.86
Total investment return(2)	10.52%	22.56%	4.95%	2.78%	19.86%	18.60%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 3,734	$ 3,556	$ 2,891	$ 2,960	$ 2,881	$2,399
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any(3)	2.08% (4)	2.06%	2.21%	2.20%	2.10%	2.21%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(3)(5)	4.41% (4)	4.70%	5.04%	5.23%	4.24%	5.28%
Ratio of net investment income to average net assets	0.59% (4)	0.50%	1.15%	0.90%	0.97%	0.83%
Portfolio turnover rate	99% (6)	140%	263%	274%	224%	237%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 1.15%, 1.15%, 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31, 2022 and years ended September 30, 2021, 2020, 2019, 2018 and 2017, respectively.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
74

GOTHAM FUNDS
Gotham Hedged Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 11.41	$ 10.58	$ 11.31	$ 12.87	$ 11.43	$ 10.08
Net investment income(1)	0.04	0.10	0.12	0.10	0.06	0.01
Net realized and unrealized gain/(loss) on investments	1.81	0.78	(0.17)	(0.44)	1.64	1.49
Total from investment operations	1.85	0.88	(0.05)	(0.34)	1.70	1.50
Dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.05)	(0.12)	(0.06)	(0.09)	(0.11)
Net realized capital gains	—	—	(0.56)	(1.16)	(0.17)	(0.04)
Total dividends and distributions to shareholders	(0.14)	(0.05)	(0.68)	(1.22)	(0.26)	(0.15)
Redemption fees	0.00 (2)	—	—	—	—	—
Net asset value, end of period	$ 13.12	$ 11.41	$ 10.58	$ 11.31	$ 12.87	$ 11.43
Total investment return(3)	16.25%	8.37%	(0.82)%	(2.45)%	15.00%	15.01%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$14,117	$12,303	$ 9,194	$ 2,928	$ 2,665	$ 2,319
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any(4)	2.42% (5)	2.27%	2.51%	2.68%	2.71%	3.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)(6)	3.15% (5)	3.26%	4.81%	6.97%	5.57%	8.46%
Ratio of net investment income to average net assets	0.69% (5)	0.98%	1.11%	0.84%	0.48%	0.09%
Portfolio turnover rate	89% (7)	218%	353%	239%	227%	183%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 1.15%, 1.15%, 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31, 2022 and years ended September 30, 2021, 2020, 2019, 2018, and 2017, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
75

GOTHAM FUNDS
Gotham Short Strategies Fund
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of period	$ 5.90	$ 7.42	$ 8.78	$ 9.05	$ 10.07	$ 10.00
Net investment income/(loss)(1)	0.00 (2)	(0.02)	0.01	0.03	(0.03)	0.02
Net realized and unrealized gain/(loss) on investments	1.33	(1.50)	(1.35)	(0.09)	(0.97)	0.05
Total from investment operations	1.33	(1.52)	(1.34)	(0.06)	(1.00)	0.07
Dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.00) (3)	(0.02)	—	(0.02)	—
Net realized capital gains	—	—	—	(0.21)	—	—
Return of capital	—	—	(0.00) (3)	—	—	—
Total dividends and distributions to shareholders	(0.12)	(0.00) (3)	(0.02)	(0.21)	(0.02)	—
Redemption fees	—	0.00 (2)	0.00 (2)	0.00 (2)	—	—
Net asset value, end of period	$ 7.11	$ 5.90	$ 7.42	$ 8.78	$ 9.05	$ 10.07
Total investment return(4)	22.93%	(20.47)%	(15.27)%	(0.81)%	(9.90)%	0.70%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 4,282	$ 1,520	$37,619	$32,076	$ 1,591	$18,328
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	1.35% (5)	1.35%	1.35%	1.35%	1.35%	1.35% (5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	5.72% (5)	2.92%	1.88%	2.20%	2.49%	3.06% (5)
Ratio of net investment income/(loss) to average net assets	0.04% (5)	(0.25)%	0.12%	0.39%	(0.30)%	1.19% (5)
Portfolio turnover rate	349% (7)	459%	692%	616%	591%	165% (7)(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amount is less than $(0.005) per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities received from processing a subscription due to a reorganization.
The accompanying notes are an integral part of the financial statements.
76

GOTHAM FUNDS
Notes to Financial Statements March 31, 2022
(Unaudited)
1. Organization and Significant Accounting Policies
The Gotham ESG Large Value Fund, the Gotham Defensive Long 500 Fund, the Gotham Total Return Fund, the Gotham Enhanced 500 Plus Fund, the Gotham Hedged Plus Fund and the Gotham Short Strategies Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Total Return Fund, offers one class of shares, Institutional Class. The Gotham Total Return Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:
Gotham ESG Large Value Fund ("ESG Large Value")	December 31, 2018
Gotham Defensive Long 500 Fund ("Defensive Long 500")	September 30, 2016
Gotham Total Return Fund ("Total Return") (operates as a "Fund of Funds")	March 31, 2015
Gotham Enhanced 500 Plus Fund ("Enhanced 500 Plus")	September 30, 2016
Gotham Hedged Plus Fund ("Hedged Plus")	March 31, 2016
Gotham Short Strategies Fund ("Short Strategies")	July 31, 2017
All the Funds, except for ESG Large Value and Total Return, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. ESG Large Value seeks to achieve its investment objective by primarily investing in long positions of equity securities. Total Return seeks to achieve its investment objective by primarily investing in other funds advised by Gotham.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
77

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: total return swaps with end of period unrealized appreciation/(depreciation) of $5,628,609 and $(27,716) held by Defensive Long 500 and Short Strategies, respectively. These securities are considered Level 2 as of and for the six months ended March 31, 2022.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2022, there were no transfers in or out of Level 3 for the Funds.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the
78

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statements of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of  non-taxable dividends, capitalized dividends on short sales, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to such Fund's shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.
Short Sales — All Funds except for ESG Large Value may sell securities short. Total Return indirectly invests in short sales through its underlying securities. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission ("SEC") and other applicable regulatory bodies with respect to coverage of short sales.
As of March 31, 2022, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:
	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Enhanced 500 Plus	$ 1,552,403	$ 4,266,386	$14,521
Hedged Plus	10,525,552	19,016,153	68,466
79

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statements of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section on the Statements of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2022:
	Dividends on Securities Sold Short	Rebate (Income)/Fees
Enhanced 500 Plus	$11,902	$ 1,549
Hedged Plus	49,169	11,585
The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds' respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statements of Operations and are as follows for the six months ended March 31, 2022:
	Short Sales (Deposits) Proceeds	Financing Charges
Enhanced 500 Plus	$ 1,555,579	$ 3,739
Hedged Plus	10,507,659	24,804
Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.
Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend accruals or payments. The unrealized appreciation or depreciation also includes interest charges and credits
80

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
(“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2022, only Defensive Long 500 and Short Strategies held total return swaps.
For the six months ended March 31, 2022, the quarterly average notional value of the total return swaps for each Fund was as follows:
Notional Amount
Defensive Long 500	$(4,294,898)
Short Strategies	(3,866,733)
Counterparty Risk — During the six months ended March 31, 2022, Defensive Long 500 and Short Strategies were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.
The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.
Liquidity Risk — During the six months ended March 31, 2022, Defensive Long 500 and Short Strategies were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — During the six months ended March 31, 2022, Defensive Long 500 and Short Strategies were subject to a Master Netting agreement. In order to define their contractual rights and to secure rights that will help mitigate their counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a
81

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds' net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.
LIBOR Phase-out Risk — The United Kingdom's Financial Conduct Authority, which regulates London Interbank Overnight Rates ("LIBOR"), has announced plans to phase out the use of LIBOR by June 2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which the Funds invest, as well as other unforeseen effects, could result in losses to the Funds.
Collateral Requirements — During the six months ended March 31, 2022, Defensive Long 500 and Short Strategies were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
				Gross Amount Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/(Received)*	Net Amount**
Defensive Long 500	$5,628,609	$—	$5,628,609	$—	$(5,628,609)	$—
Short Strategies	(27,716)	—	(27,716)	—	27,716	—

*	Amount disclosed is limited to the amount of assets presented in each Statements of Assets and Liabilities. Actual collateral pledged/(received) may be more than the amount shown.
**	Net amount represents the net receivable from the counterparty in the event of a default.
82

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
ESG Strategy Risk — The ESG Large Value's ESG strategies could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG policy may result in the Fund's forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG policy do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.
2. Transactions with Related Parties and Other Service Providers
Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:
ESG Large Value(1)	0.75%
Defensive Long 500	1.35%
Total Return(2)	—%
Enhanced 500 Plus	1.00%
Hedged Plus	1.00%
Short Strategies	1.35%

(1)	Effective as of May 1, 2021, ESG Large Value entered into a Support, Service and Fee Assumption Agreement (“Support Agreement”) pursuant to which Gotham supports the Fund’s non-investment advisory operations. Under the Support Agreement, Gotham supports the Fund’s non-investment advisory operations by (a) performing or contracting for certain operational support services of the Fund, and/or (b) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust.
(2)	For Total Return (the “Fund”), Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.
The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended March 31, 2022.
	Institutional Class	Investor Class	Termination Date
ESG Large Value	0.75%	N/A	January 31, 2023
Defensive Long 500	1.35%	N/A	January 31, 2023
Total Return(1)	0.00%	0.25%	January 31, 2023
Enhanced 500 Plus	1.15%	N/A	January 31, 2023
Hedged Plus	1.15%	N/A	January 31, 2023
Short Strategies	1.35%	N/A	January 31, 2023

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.
83

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
For the six months ended March 31, 2022, investment advisory fees accrued and waivers were as follows:
	Gross Advisory Fee	Recoupments, Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
ESG Large Value	$ 5,712	$ —	$ 5,712
Defensive Long 500	183,405	(77,540)	105,865
Total Return	—	(96,102)	(96,102)
Enhanced 500 Plus	18,433	(42,860)	(24,427)
Hedged Plus	67,312	(48,804)	18,508
Short Strategies	17,992	(58,222)	(40,230)
For all Funds, except for ESG Large Value, Defensive Long 500 and Short Strategies, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2022, the amounts of potential reimbursement from the Funds to the Adviser are as follows:
		Expiration
	09/30/2022	09/30/2023	09/30/2024	03/31/2025	Total
Total Return
Institutional Class	$116,580	$170,911	$164,802	$85,733	$538,026
Investor Class	10,799	17,025	18,550	10,369	56,743
Enhanced 500 Plus	52,438	79,156	88,717	42,860	263,171
Hedged Plus	66,309	109,329	118,207	48,804	342,649
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer Agent fees in the Statements of Operations.
Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Class shares of Total Return, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Total
84

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Return compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the average daily net assets of Total Return's Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC ("Alaric") provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer until December 6, 2021. Effective December 7, 2021, Foreside Consulting LLC ("Foreside") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, Alaric and Foreside are compensated for their services provided to the Trust.
Investment in Affiliated Funds
The following table lists each issuer owned by Total Return that may be deemed an "affiliated company" under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2022:
Name of Issuer	Value at 09/30/21	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Dividend Income
Gotham Defensive Long 500 Fund	$ 2,689,109	$ 18,607	$ 26,549	$ 3,960	$ 258,974	$ 2,944,101	208,358	$ 18,607
Gotham Enhanced 500 ETF	5,382,364	—	110,167	11,101	333,206	5,616,504	228,200	13,632
Gotham Enhanced S&P 500 Index Fund	4,029,451	281,293	86,141	(430)	23,285	4,247,458	262,675	43,582
Gotham Hedged Core Fund	4,057,027	717,765	43,400	2,358	(403,233)	4,330,517	373,965	53,193
Gotham Hedged Plus Fund	2,706,841	52,185	182,159	39,700	362,436	2,979,003	227,058	30,586
Gotham Large Value Fund	5,324,591	1,000,689	79,960	(11,886)	(428,150)	5,805,284	378,935	79,796
Gotham Neutral Fund	2,671,386	37,262	19,216	(854)	276,671	2,965,249	288,449	—
Total	$26,860,769			$ 43,949	$ 423,189	$28,888,116		$239,396
85

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
3. Investment in Securities
For the six months ended March 31, 2022, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
ESG Large Value	$ 1,755,261	$ 1,885,753
Defensive Long 500	26,490,423	35,833,871
Total Return	2,107,801	547,592
Enhanced 500 Plus	5,138,143	5,256,050
Hedged Plus	22,572,730	20,767,868
Short Strategies	10,676,757	8,897,880
For the six months ended March 31, 2022, the Funds had no purchases and sales of U.S. Government securities.
4. Capital Share Transactions
For the six months ended March 31, 2022 and the year ended September 30, 2021, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
	Shares	Value	Shares	Value
ESG Large Value:
Institutional Class
Sales	—	$ —	—	$ —
Reinvestments	11,596	148,086	2,654	31,555
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—
Net increase	11,596	$ 148,086	2,654	$ 31,555

Defensive Long 500:
Institutional Class
Sales	33,700	$ 473,908	14,121	$ 169,005
Reinvestments	12,400	169,751	42,153	476,753
Redemption Fees*	—	—	—	—
Redemptions	(840,587)	(11,138,241)	(1,896,428)	(23,300,963)
Net decrease	(794,487)	$(10,494,582)	(1,840,154)	$(22,655,205)

Total Return:
Institutional Class
Sales	10,948	$ 150,661	4,359	$ 50,461
Reinvestments	73,145	977,942	13,436	151,823
Redemption Fees*	—	—	—	45
Redemptions	(23,284)	(312,328)	(395,576)	(4,790,616)
Net increase/(decrease)	60,809	$ 816,275	(377,781)	$ (4,588,287)
86

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
	Shares	Value	Shares	Value

Investor Class
Sales	1,308	$ 17,758	16,324	$ 198,612
Reinvestments	10,148	135,579	969	10,943
Redemption Fees*	—	—	—	5
Redemptions	(9,465)	(129,398)	(18,296)	(216,465)
Net increase/(decrease)	1,991	$ 23,939	(1,003)	$ (6,905)

Total net increase/(decrease)	62,800	$ 840,214	(378,784)	$ (4,595,192)
Enhanced 500 Plus:
Institutional Class
Sales	474	$ 6,250	2,223	$ 27,919
Reinvestments	30,393	411,225	2,670	32,071
Redemption Fees*	—	—	—	—
Redemptions	(14,723)	(199,198)	(1,303)	(15,651)
Net increase	16,144	$ 218,277	3,590	$ 44,339

Hedged Plus:
Institutional Class
Sales	1,717	$ 21,600	467,743	$ 4,681,900
Reinvestments	11,641	145,983	6,077	57,670
Redemption Fees*	—	2,519	—	—
Redemptions	(15,590)	(197,937)	(264,777)	(2,849,955)
Net increase/(decrease)	(2,232)	$ (27,835)	209,043	$ 1,889,615

Short Strategies:
Institutional Class
Sales	368,845	$ 2,432,450	253,119	$ 1,646,780
Reinvestments	6,166	37,179	598	3,554
Redemption Fees*	—	—	—	78
Redemptions	(30,812)	(194,675)	(5,067,579)	(30,171,106)
Net increase/(decrease)	344,199	$ 2,274,954	(4,813,862)	$(28,520,694)

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
Significant Shareholders
As of March 31, 2022, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
ESG Large Value
Affiliated Shareholders	100%
Defensive Long 500
Affiliated Fund	11%
Non-affiliated Shareholders	75%
87

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Total Return
Affiliated Shareholders	22%
Non-affiliated Shareholders	56%
Enhanced 500 Plus
Non-affiliated Shareholders	97%
Hedged Plus
Affiliated Fund	21%
Non-affiliated Shareholders	79%
Short Strategies
Affiliated Shareholders	26%
5. Securities Lending
All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund's investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund's securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. Securities on loan are not used as collateral for swaps or as collateral for short securities, if any. During the six months ended March 31, 2022, none of the Funds entered into the securities lending program or had any income generated from the program.
Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement ("MSLA") which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The Funds had no open securities lending transactions which were subject to a MSLA as of March 31, 2022.
6. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year.Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
88

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
The tax character of distributions paid by the Funds during the year ended September 30, 2021, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
ESG Large Value	$ 13,302	$47,502	$—
Defensive Long 500	476,753	—	—
Total Return	189,705	—	—
Enhanced 500 Plus	32,071	—	—
Hedged Plus	57,670	—	—
Short Strategies	3,624	—	—
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
ESG Large Value	$ —	$ 56,152	$184,463	$ 189,373	$ —
Defensive Long 500	(10,025,927)	165,147	—	8,062,888	—
Total Return	—	449,941	621,623	2,097,448	—
Enhanced 500 Plus	—	9,961	341,295	600,501	—
Hedged Plus	(592,028)	116,113	—	1,918,545	—
Short Strategies	(16,452,807)	—	—	5,923	(24,839)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2021, were primarily attributed to wash sales and deferral of loss on unsettled short sale transactions. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of March 31, 2022, the federal tax cost, aggregated gross unrealized appreciation and depreciation of securities held by the Funds were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
ESG Large Value	$ 1,280,357	$ 207,089	$ (25,310)	$ 181,779
Defensive Long 500	22,983,955	9,479,763	(1,040,441)	8,439,322
Total Return	26,318,066	2,915,353	(345,303)	2,570,050
Enhanced 500 Plus	4,247,832	1,111,407	(243,094)	868,313
Hedged Plus	21,917,583	5,047,400	(823,940)	4,223,460
Short Strategies	3,551,544	438,317	(398,693)	39,624

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
89

GOTHAM FUNDS
Notes to Financial Statements (Concluded) March 31, 2022
(Unaudited)
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2021. For the year ended September 30, 2021, the Funds deferred to October 1, 2021 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Short Strategies	$24,839	$—	$—
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. For Short Strategies, the future use of available capital loss carryforwards may be subject to limitation under Internal Revenue Code Section 382. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2021, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:
	Capital Loss Carryforward
	Short-Term	Long-Term
Defensive Long 500	$10,025,927	$ —
Hedged Plus	592,028	—
Short Strategies	16,412,396	40,411
7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.
90

GOTHAM FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1 (877) 974-6852 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
91

GOTHAM FUNDS
Statement Regarding Liquidity Risk Management Program
(Unaudited)
On October 16, 2016, the Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Gotham Funds (each a “Fund” and, collectively, the “Funds”), met on December 1-2, 2021 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2021 (the “Report”).
The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:
A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.
B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.
C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.
92

Investment Adviser
Gotham Asset Management, LLC
535 Madison Avenue, 30th Floor
New York, NY 10022
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
GOTII-0322

Sirios Long/Short Fund
Sirios Focus Fund
of
FundVantage Trust
Institutional Class
SEMI-ANNUAL REPORT
March 31, 2022
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Sirios Long/Short Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months†	1 Year	3 Years	Since Inception
Institutional Class Shares	0.62%	5.65%	5.81%	5.55% *
HFRX Equity Hedge Index	2.35%	8.92%	6.91%	4.06% **

†	Not Annualized.
*	The Sirios Long/Short Fund (the "Fund") Institutional Class shares commenced operation on May 3, 2018.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 1, 2022 are 2.49% and 1.60%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities, and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2023, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the HFRX Equity Hedge Index (“HFRX Index”). Hedge Fund Research, Inc. constructs the HFRX Index methodology. The HFRX Index is comprised of long/short equity hedge funds. The HFRX Index is unmanaged and its returns (i) do not include sales charges or fees, which would lower performance; and (ii) are subject to a variety of material distortions, as investments in hedge funds typically involve substantial risks, including the “risk of ruin.” It is impossible to invest directly in an index.
The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Mutual Fund investing involves risk, including loss of principal.
1

Sirios Focus Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months†	1 Year	Since Inception
Institutional Class Shares	1.79%	9.68%	14.35% *
S&P 500® Index	5.92%	15.65%	18.80% **

†	Not Annualized.
*	The Sirios Focus Fund (the "Fund") Institutional Class shares commenced operation on December 16, 2020.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund has been in existence for less than one year; cumulative performance may not be indicative of the Fund’s long-term potential. The Fund returns will fluctuate over long and short-term periods.
The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 1, 2022, are 3.10% and 1.60%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until February 1, 2023, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®“). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.
The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Mutual Fund investing involves risk, including loss of principal.
2

SIRIOS FUNDS
Fund Expense Disclosure
March 31, 2022
(Unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2021 through March 31, 2022 and held for the entire period.
Actual Expenses
The first line of each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period
Sirios Long/Short Fund
Institutional Class*
Actual	$1,000.00	$1,006.20	$8.10**
Hypothetical (5% return before expenses)	1,000.00	1,016.85	8.15**
Sirios Focus Fund
Institutional Class***
Actual	$1,000.00	$1,017.90	$8.05
Hypothetical (5% return before expenses)	1,000.00	1,016.95	8.05

*	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2022 of 1.62% for Institutional shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Institutional Class shares ending account values on the first line of the table is based on the actual six-month total return of 0.62%.
**	These amounts include interest paid on securities which the Fund has sold short (“Short-sale interest”). The amount of short-sale interest expense was 0.02% of average net assets for the Institutional Class shares of the Fund.
***	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2022 of 1.60% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Institutional Class shares ending account values on the first line of the table is based on the actual six-month total return of 1.79%.
3

Sirios Long/Short Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by sector of the portfolio holdings of the Fund:
	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCKS:
Healthcare-Products	10.8%	$ 3,256,642
Commercial Services	10.2	3,051,027
Semiconductors	8.6	2,596,847
Banks	8.0	2,411,267
Software	5.9	1,775,750
Retail	4.3	1,304,876
Pharmaceuticals	3.7	1,122,048
Airlines	3.5	1,054,408
Building Materials	3.2	953,912
Oil & Gas Services	3.0	895,931
Leisure Time	2.8	854,376
Beverages	2.3	683,590
Telecommunications	2.2	674,500
Auto Manufacturers	2.2	656,121
Home Builders	1.5	450,562
Diversified Financial Services	1.2	358,784
Auto Parts & Equipment	1.2	356,324
Environmental Control	1.1	331,787
Internet	1.0	305,948
Electronics	1.0	300,775
Transportation	0.9	278,967
Miscellaneous Manufacturing	0.8	225,819
Chemicals	0.2	47,927
Total Common Stocks	79.6	23,948,188
Short-Term Investment	17.4	5,223,288
Total Long Positions	97.0	29,171,476
SHORT POSITIONS:
COMMON STOCKS:
Diversified Financial Services	(1.3)	(393,855)
Total Short Position	(1.3)	(393,855)
Other Assets in Excess of Liabilities	4.3%	1,304,696
NET ASSETS	100.0%	$30,082,317

Portfolio holdings are subject to change at any time.
The Fund obtains its short exposure through the use of one or more swap contracts. Refer to the Portfolio of Investments for more details on the individual swap contracts.
The accompanying notes are an integral part of the financial statements.
4

SIRIOS LONG/SHORT FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Values
LONG POSITIONS — 97.0%
COMMON STOCKS — 79.6%
Airlines — 3.5%
Southwest Airlines Co.†*	23,022	$ 1,054,408
Auto Manufacturers — 2.2%
PACCAR, Inc.	7,450	656,121
Auto Parts & Equipment — 1.2%
Allison Transmission Holdings, Inc.	9,076	356,324
Banks — 8.0%
KeyCorp. †	13,122	293,671
Regions Financial Corp.	35,550	791,343
Wells Fargo & Co.†	27,368	1,326,253
		2,411,267
Beverages — 2.3%
Constellation Brands, Inc., Class A†	2,968	683,590
Building Materials — 3.2%
Johnson Controls International PLC	14,548	953,912
Chemicals — 0.2%
Sherwin-Williams Co. (The)	192	47,927
Commercial Services — 10.2%
PayPal Holdings, Inc.*	2,700	312,255
S&P Global, Inc.†	6,677	2,738,772
		3,051,027
Diversified Financial Services — 1.2%
LPL Financial Holdings, Inc.	1,964	358,784
Electronics — 1.0%
Keysight Technologies, Inc.*	1,904	300,775
Environmental Control — 1.1%
Waste Connections, Inc.	2,375	331,787
Healthcare-Products — 10.8%
Abbott Laboratories†	2,747	325,135
Alcon, Inc. (Switzerland)	19,364	1,536,146
Boston Scientific Corp.†*	10,808	478,686
Danaher Corp.†	2,622	769,111
Medtronic PLC (Ireland)	1,330	147,564
		3,256,642
Home Builders — 1.5%
DR Horton, Inc.†	6,047	450,562
Internet — 1.0%
Alphabet, Inc., Class A*	110	305,948
Leisure Time — 2.8%
Carnival Corp.*	42,254	854,376
Miscellaneous Manufacturing — 0.8%
Eaton Corp. PLC	1,488	225,819
	Number of Shares	Values
Common Stocks — (Continued)
Oil & Gas Services — 3.0%
Baker Hughes Co.	5,066	$ 184,453
Halliburton Co.	5,093	192,872
Schlumberger NV	12,554	518,606
		895,931
Pharmaceuticals — 3.7%
Eli Lilly & Co.†	1,843	527,780
Pfizer, Inc.†	11,479	594,268
		1,122,048
Retail — 4.3%
Portillo's, Inc., Class A*	19,407	476,636
Williams-Sonoma, Inc.	5,712	828,240
		1,304,876
Semiconductors — 8.6%
Analog Devices, Inc.†	5,270	870,498
Marvell Technology, Inc.†	7,117	510,360
QUALCOMM, Inc.†	7,957	1,215,989
		2,596,847
Software — 5.9%
Adobe, Inc.*	236	107,526
Dropbox, Inc., Class A*	6,449	149,939
Microsoft Corp.	2,070	638,202
PTC, Inc.*	643	69,264
Roper Technologies, Inc.†	1,717	810,819
		1,775,750
Telecommunications — 2.2%
Anterix, Inc.*	3,658	211,798
T-Mobile US, Inc.*	3,605	462,702
		674,500
Transportation — 0.9%
Old Dominion Freight Line, Inc.	934	278,967
TOTAL COMMON STOCKS (Cost $21,278,196)		23,948,188
SHORT-TERM INVESTMENTS — 17.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.15%(a) (Cost $5,223,288)	5,223,288	5,223,288

TOTAL LONG POSITIONS - 97.0% (Cost $26,501,484)		$ 29,171,476

The accompanying notes are an integral part of the financial statements.
5

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Values

SHORT POSITIONS — (1.3)%
Common Stocks — (1.3)%
Diversified Financial Services — (1.3)%
Capital One Financial Corp.	(1,655)	$ (217,285)
Coinbase Global, Inc., Class A*	(930)	(176,570)
Total Common Stocks (Proceeds $387,632)		(393,855)

TOTAL SHORT POSITIONS - (1.3)% (Proceeds $387,632)		$ (393,855)
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		1,304,696
NET ASSETS - 100.0%		$ 30,082,317

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts or securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at March 31, 2022.
Forward foreign currency contracts outstanding as of March 31, 2022 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	18,000	USD	19,874	06/15/22	MS	$ 98
USD	2,045,556	EUR	1,857,000	06/15/22	MS	(14,868)
USD	2,518,126	GBP	1,934,000	06/15/22	MS	(21,748)
USD	82,808	GBP	63,000	06/15/22	MS	72
USD	316,640	SEK	3,030,000	06/15/22	MS	(6,255)
						$(42,701)
The following table represents Total Return Swaps - Long positions and their related values as of March 31, 2022.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	11/15/22	$ 954,666	$ (9,548)
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	306,047	(16,516)
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	820,404	(53,539)
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	2,330,703	283,590
Telefonaktiebolaget LM Ericsson	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	380,163	(44,511)
						$159,476
The accompanying notes are an integral part of the financial statements.
6

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
The following table represents Total Return Swaps - Short positions and their related values as of March 31, 2022.
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.200%	Maturity	MS	10/31/22	$ 113,104	$ (24,469)
S&P 500 Equal Weight Consumer Discretionary	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	264,085	(10,473)
Walmart, Inc.	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	461,071	(33,007)
S&P 500 Index Pharmaceuticals Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/07/23	782,983	13,156
S&P 500 Equal Weight Communication Services	U.S. Fed Funds -0.350%	Maturity	MS	02/22/24	1,025,654	92,784
S&P 500 Index Software & Services Select Industry	U.S. Fed Funds +0.070%	Maturity	MS	04/11/24	910,853	68,405
S&P Semiconductor Select Index	U.S. Fed Funds -0.070%	Maturity	MS	04/11/24	854,009	(45,569)
Dow Jones U.S. Select Home Construction Index	U.S. Fed Funds -0.350%	Maturity	MS	07/24/24	427,840	38,207
S&P 500 Index Retail Select Industry Index	U.S. Fed Funds -1.270%	Maturity	MS	07/24/24	511,820	77,811
S&P 500 Equal Weight Financial	U.S. Fed Funds -0.350%	Maturity	MS	07/31/24	751,777	(30,784)
Industrial Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/03/24	1,994,732	(19,669)
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	12/05/24	878,225	15,018
Moody's Corporation	U.S. Fed Funds -0.300%	Maturity	MS	12/06/24	408,495	56,459
Technology Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	01/10/25	769,964	42,227
Health Care Select Sector	U.S. Fed Funds -0.250%	Maturity	MS	01/24/25	912,819	(35,009)
Walmart, Inc.	U.S. Fed Funds -0.300%	Maturity	MS	04/11/25	151,412	(7,640)
						$197,447
Total Swap Contracts						$356,923
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Sweden Krona
USD	United States Dollar
The accompanying notes are an integral part of the financial statements.
7

Sirios Focus Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by sector of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Healthcare-Products	10.8%	$ 1,286,950
Commercial Services	10.2	1,214,940
Semiconductors	8.6	1,023,237
Banks	8.0	948,875
Software	5.9	697,977
Retail	4.3	510,694
Pharmaceuticals	3.7	439,582
Airlines	3.5	420,902
Building Materials	3.2	377,618
Oil & Gas Services	3.0	355,538
Leisure Time	2.9	339,959
Beverages	2.3	269,014
Telecommunications	2.2	264,420
Auto Manufacturers	2.2	262,537
Home Builders	1.5	179,047
Diversified Financial Services	1.2	142,308
Auto Parts & Equipment	1.2	140,629
Environmental Control	1.1	133,274
Internet	1.0	122,379
Electronics	1.0	117,530
Transportation	0.9	111,408
Miscellaneous Manufacturing	0.7	89,690
Chemicals	0.2	19,470
Total Common Stocks	79.6	9,467,978
Other Assets in Excess of Liabilities	20.4%	2,419,431
NET ASSETS	100.0%	$11,887,409

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
8

SIRIOS FOCUS FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Values
COMMON STOCKS — 79.6%
Airlines — 3.5%
Southwest Airlines Co.*	9,190	$ 420,902
Auto Manufacturers — 2.2%
PACCAR, Inc.	2,981	262,537
Auto Parts & Equipment — 1.2%
Allison Transmission Holdings, Inc.	3,582	140,629
Banks — 8.0%
KeyCorp.	5,185	116,040
Regions Financial Corp.	13,787	306,899
Wells Fargo & Co.	10,853	525,936
		948,875
Beverages — 2.3%
Constellation Brands, Inc., Class A	1,168	269,014
Building Materials — 3.2%
Johnson Controls International PLC	5,759	377,618
Chemicals — 0.2%
Sherwin-Williams Co. (The)	78	19,470
Commercial Services — 10.2%
PayPal Holdings, Inc.*	1,071	123,861
S&P Global, Inc.	2,660	1,091,079
		1,214,940
Diversified Financial Services — 1.2%
LPL Financial Holdings, Inc.	779	142,308
Electronics — 1.0%
Keysight Technologies, Inc.*	744	117,530
Environmental Control — 1.1%
Waste Connections, Inc.	954	133,274
Healthcare-Products — 10.8%
Abbott Laboratories	1,089	128,894
Alcon, Inc. (Switzerland)	7,641	606,160
Boston Scientific Corp.*	4,237	187,657
Danaher Corp.	1,039	304,770
Medtronic PLC (Ireland)	536	59,469
		1,286,950
Home Builders — 1.5%
DR Horton, Inc.	2,403	179,047
Internet — 1.0%
Alphabet, Inc., Class A*	44	122,379
Leisure Time — 2.9%
Carnival Corp.*	16,813	339,959
Miscellaneous Manufacturing — 0.7%
Eaton Corp. PLC	591	89,690
	Number of Shares	Values
Common Stocks — (Continued)
Oil & Gas Services — 3.0%
Baker Hughes Co.	1,978	$ 72,019
Halliburton Co.	2,003	75,854
Schlumberger NV	5,027	207,665
		355,538
Pharmaceuticals — 3.7%
Eli Lilly & Co.	730	209,050
Pfizer, Inc.†	4,453	230,532
		439,582
Retail — 4.3%
Portillo's, Inc., Class A*	7,628	187,344
Williams-Sonoma, Inc.	2,230	323,350
		510,694
Semiconductors — 8.6%
Analog Devices, Inc.	2,115	349,356
Marvell Technology, Inc.	2,808	201,362
QUALCOMM, Inc.†	3,092	472,519
		1,023,237
Software — 5.9%
Adobe, Inc.*	91	41,461
Dropbox, Inc., Class A*	2,525	58,706
Microsoft Corp.	814	250,964
PTC, Inc.*	252	27,146
Roper Technologies, Inc.	677	319,700
		697,977
Telecommunications — 2.2%
Anterix, Inc.*	1,439	83,318
T-Mobile US, Inc.*	1,411	181,102
		264,420

The accompanying notes are an integral part of the financial statements.
9

SIRIOS FOCUS FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
	Number of Shares	Values
Common Stocks — (Continued)
Transportation — 0.9%
Old Dominion Freight Line, Inc.	373	$ 111,408
TOTAL COMMON STOCKS (Cost $8,639,787)		9,467,978
TOTAL INVESTMENTS - 79.6% (Cost $8,639,787)		9,467,978
OTHER ASSETS IN EXCESS OF LIABILITIES - 20.4%		2,419,431
NET ASSETS - 100.0%		$ 11,887,409

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
Forward foreign currency contracts outstanding as of March 31, 2022 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	6,000	USD	6,625	06/15/22	MS	$ 33
USD	803,022	EUR	729,000	06/15/22	MS	(5,836)
USD	1,014,578	GBP	779,000	06/15/22	MS	(8,463)
USD	123,207	SEK	1,179,000	06/15/22	MS	(2,434)
						$(16,700)
The following table represents Total Return Swaps - Long positions and their related values as of March 31, 2022.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	$119,103	$ (6,427)
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	754,890	(72,946)
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	910,915	108,546
Telefonaktiebolaget LM Ericsson	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	148,653	(17,861)
Total Swap Contracts						$ 11,312
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Sweden Krona
USD	United States Dollar
The accompanying notes are an integral part of the financial statements.
10

SIRIOS FUNDS
Statements of Assets and Liabilities
March 31, 2022
(Unaudited)
	Sirios Long/Short Fund	Sirios Focus Fund
Assets
Investments, at value*	$29,171,476	$ 9,467,978
Cash and cash equivalents	840,135	2,512,507
Cash (segregated for securities sold short and derivative instruments)	380,613	—
Receivables:
Investments sold	156,668	32,573
Dividends and interest	15,614	5,807
Investment adviser	—	3,151
Swap contract settlement	—	190
Unrealized appreciation on swap contracts	687,657	108,546
Unrealized appreciation on forward foreign currency contracts	170	33
Prepaid expenses and other assets	22,318	1,934
Total Assets	31,274,651	12,132,719
Liabilities
Securities sold short, at value (proceeds received $387,632)	393,855	—
Unrealized depreciation on swap contracts	330,734	97,234
Swap contracts settlement	211,983	—
Unrealized depreciation on forward foreign currency contracts	42,871	16,733
Payables:
Investments purchased	129,290	55,828
Audit fees	46,489	35,270
Administration and accounting fees	11,801	12,188
Investment adviser	11,260	—
Dividends and fees on securities sold short	125	—
Accrued expenses	13,926	28,057
Total Liabilities	1,192,334	245,310
Net Assets	$30,082,317	$11,887,409
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 26,647	$ 10,769
Paid-in capital	27,035,955	10,872,331
Total distributable earnings	3,019,715	1,004,309
Net Assets	$30,082,317	$11,887,409
Institutional Class Shares:
Net assets	$30,082,317	$11,887,409
Shares outstanding	2,664,740	1,076,925
Net asset value, offering and redemption price per share	$ 11.29	$ 11.04
*Investments, at cost	$26,501,484	$ 8,639,787
The accompanying notes are an integral part of the financial statements.
11

SIRIOS FUNDS
Statements of Operations
For the Six Months Ended March 31, 2022
(Unaudited)
	Sirios Long/Short Fund	Sirios Focus Fund
Investment income
Dividends	$ 138,252	$ 55,769
Less: foreign taxes withheld	(141)	(296)
Total investment income	138,111	55,473
Expenses
Advisory fees (Note 2)	203,306	53,809
Administration and accounting fees (Note 2)	29,005	33,232
Trustees’ and officers’ fees(Note 2)	23,908	9,437
Legal fees	20,318	9,867
Registration and filing fees	16,481	5,773
Audit fees	15,468	15,270
Transfer agent fees (Note 2)	14,515	14,026
Shareholder reporting fees	12,525	11,904
Custodian fees(Note 2)	7,793	7,410
Interest and fees on securities sold short and derivative instruments (Note 1)	2,677	237
Other expenses	9,087	5,342
Total expenses before waivers and reimbursements	355,083	166,307
Less: waivers and reimbursements(Note 2)	(111,450)	(70,422)
Net expenses after waivers and reimbursements	243,633	95,885
Net investment loss	(105,522)	(40,412)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	1,705,815	261,885
Net realized gain from securities sold short	539	—
Net realized loss from swaps	(1,162,295)	(3,387)
Net realized loss from foreign currency transactions	(6,515)	(2,625)
Net realized gain from forward foreign currency contracts	280,914	111,671
Net change in unrealized depreciation on investments	(1,078,307)	(27,126)
Net change in unrealized depreciation on securities sold short	(6,223)	—
Net change in unrealized appreciation/(depreciation) on swaps	673,564	(46,550)
Net change in unrealized depreciation on foreign currency translations	(290)	(11)
Net change in unrealized depreciation on forward foreign currency contracts	(113,729)	(44,710)
Net realized and unrealized gain on investments	293,473	249,147
Net increase in net assets resulting from operations	$ 187,951	$ 208,735
The accompanying notes are an integral part of the financial statements.
12

SIRIOS FUNDS
Statements of Changes in Net Assets
	Sirios Long/Short Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (105,522)	$ (177,317)
Net realized gains from investments, securities sold short, swaps, foreign currency transactions and forward foreign currency contracts	818,458	1,418,220
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, swaps, foreign currency translations and forward foreign currency contracts	(524,985)	3,302,978
Net increase in net assets resulting from operations	187,951	4,543,881
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(1,412,149)	(241,186)
Net decrease in net assets from dividends and distributions to shareholders	(1,412,149)	(241,186)
Increase in net assets derived from capital share transactions (Note 4)	1,412,149	105,912
Total increase in net assets	187,951	4,408,607
Net assets
Beginning of period	29,894,366	25,485,759
End of period	$30,082,317	$29,894,366
The accompanying notes are an integral part of the financial statements.
13

SIRIOS FUNDS
Statements of Changes in Net Assets (Concluded)
	Sirios Focus Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period December 16, 2020* to September 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (40,412)	$ (53,350)
Net realized gains from investments, swaps, foreign currency transactions and forward foreign currency contracts	367,544	790,850
Net change in unrealized appreciation/(depreciation) on investments, swaps, foreign currency translations and forward foreign currency contracts	(118,397)	941,174
Net increase in net assets resulting from operations	208,735	1,678,674
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(883,100)	—
Net decrease in net assets from dividends and distributions to shareholders	(883,100)	—
Increase in net assets derived from capital share transactions (Note 4)	883,100	10,000,000
Total increase in net assets	208,735	11,678,674
Net assets
Beginning of period	11,678,674	—
End of period	$11,887,409	$11,678,674

*	The Sirios Focus Fund commenced operations on December 16, 2020.
The accompanying notes are an integral part of the financial statements.
14

Sirios Long/Short Fund
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of period	$ 11.76	$ 10.06	$ 10.66	$ 10.68	$ 10.00
Net investment loss(1)	(0.04)	(0.07)	(0.07)	(0.02)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.13	1.87	(0.47)	0.27	0.69
Total from investment operations	0.09	1.80	(0.54)	0.25	0.68
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.06)	(0.01)	—
Net realized capital gains	(0.56)	(0.10)	—	(0.26)	—
Total dividends and distributions to shareholders	(0.56)	(0.10)	(0.06)	(0.27)	—
Net asset value, end of period	$ 11.29	$ 11.76	$ 10.06	$ 10.66	$ 10.68
Total investment return(2)	0.62%	17.93%	(5.13)%	2.74%	6.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$30,082	$29,894	$25,486	$26,945	$10,679
Ratio of expenses to average net assets	1.62% (3)(4)	1.69% (4)	1.60%	2.21% (5)	2.10% (3)(5)
Ratio of expenses to average net assets without waivers and reimbursements(6)	2.36% (3)	2.49%	2.49%	3.33%	4.57% (3)
Ratio of net investment loss to average net assets	(0.70)% (3)	(0.62)%	(0.66)%	(0.22)%	(0.19)% (3)
Portfolio turnover rate	49% (7)	127%	153%	134%	49% (7)

*	Commenced operations on May 3, 2018.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3)	Annualized.
(4)	Ratio of expenses to average net assets with waivers and reimbursement, excluding short-sale interest expense, was 1.60% for the period ended March 31, 2022 and the year ended September 30, 2021.
(5)	Ratio of expenses to average net assets with waivers and reimbursement, excluding short-sale dividend expense, was 1.60% for the year ended September 30, 2019 and for the period ended September 30, 2018.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
15

Sirios Focus Fund
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period Ended September 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$ 11.68	$ 10.00
Net investment loss(1)	(0.04)	(0.05)
Net realized and unrealized gain on investments	0.28	1.73
Total from investment operations	0.24	1.68
Dividends and distributions to shareholders from:
Net realized capital gains	(0.88)	—
Net asset value, end of period	$ 11.04	$ 11.68
Total investment return(2)	1.79%	16.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$11,887	$11,679
Ratio of expenses to average net assets	1.60% (3)	1.60% (3)
Ratio of expenses to average net assets without waivers and reimbursements(4)	2.78% (3)	3.10% (3)
Ratio of net investment loss to average net assets	(0.68)% (3)	(0.60)% (3)
Portfolio turnover rate	46% (5)	96% (5)

*	Commenced operations on December 16, 2020.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
16

SIRIOS FUNDS
Notes to Financial Statements March 31, 2022
(Unaudited)
1. Organization and Significant Accounting Policies
The Sirios Long/Short Fund and the Sirios Focus Fund are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (the Sirios Long/Short Fund and the Sirios Focus Fund are each a “Fund”, and together, the “Funds”). The Sirios Long/Short Fund commenced investment operations on May 3, 2018 and the Sirios Focus Fund commenced investment operations on December 16, 2020. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each Fund offers Class A, Advisor Class, Institutional Class and Retail Class shares. As of March 31, 2022, Class A, Advisor Class and Retail Class shares have not been issued.
Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Each Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). OTC investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.
17

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of March 31, 2022, in valuing each Fund's investments carried at fair value:
	Total Value at 03/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund
Assets
Long Positions:
Common Stocks	$ 23,948,188	$ 23,948,188	$ —	$ —
Short-Term Investments	5,223,288	5,223,288	—	—
Derivatives:
Equity Contracts
Total Return Swap Contracts	687,657	—	687,657	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	170	—	170	—
Total Assets	$ 29,859,303	$ 29,171,476	$ 687,827	$ —
Liabilities
Short Positions
Common Stocks	$ (393,855)	$ (393,855)	$ —	$ —
Derivatives:
Equity Contracts
Total Return Swap Contracts	(330,734)	—	(330,734)	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(42,871)	—	(42,871)	—
Total Liabilities	$ (767,460)	$ (393,855)	$ (373,605)	$ —
18

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
	Total Value at 03/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Focus Fund
Assets
Common Stocks	$ 9,467,978	$ 9,467,978	$ —	$ —
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	33	—	33	—
Equity Contracts
Total Return Swap Contract	108,546	—	108,546	—
Total Assets	$ 9,576,557	$ 9,467,978	$ 108,579	$ —
Liabilities
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$ (16,733)	$ —	$ (16,733)	$ —
Equity Contracts
Total Return Swap Contracts	(97,234)	—	(97,234)	—
Total Liabilities	$ (113,967)	$ —	$ (113,967)	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2022, there were no transfers in or out of Level 3 for the Funds.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis.
19

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. Each Fund utilized Forward Contracts for hedging purposes to protect each Fund's return against adverse currency movements.
20

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
For the six months ended March 31, 2022, the Funds' average monthly volume of forward foreign currency contracts, purchased and sold, were as follows:
	Forward Foreign Currency Contracts - Purchased	Forward Foreign Currency Contracts - Sold
Sirios Long/Short Fund	$375,240	$4,602,055
Sirios Focus Fund	$147,654	$1,831,321
Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
For the six months ended March 31, 2022, the average monthly volume of purchased options for the Sirios Long/Short Fund and the Sirios Focus Fund were $9,509 and $3,863, respectively. As of March 31, 2022, the Sirios Long/Short Fund and the Sirios Focus Fund held no purchased options.
Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits ("financing fees") related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate ("EFFR"). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). The Funds used total return swaps to enhance returns, obtain short exposure as part of the Funds' strategy and for market exposure.
For the six months ended March 31, 2022, the quarterly average notional volume of the total return swaps were as follows:
	Notional Amount - Long	Notional Amount - Short
Sirios Long/Short Fund	$11,177,313	$2,316,992
Sirios Focus Fund	967,451	—
As of March 31, 2022, the Sirios Long/Short Fund and the Sirios Focus Fund had securities pledged as collateral for total return swaps and forward foreign currency contracts totaling $4,082,679 and $471,560, respectively.
Counterparty Risk — Certain of the derivatives entered into by each Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing a Fund to suffer a loss. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in a Fund to decrease. In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. Each Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of each Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by each Fund.
21

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Each Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that each Fund will not sustain a loss on a transaction as a result.
Liquidity Risk — Each Fund may be subject to liquidity risk primarily due to investments in derivatives. Each Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, each Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of each Fund in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, each Fund may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements. The result would cause a Fund to accelerate payment of any net liability owed to the counterparty.
Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by each Fund and the counterparty. Cash collateral that has been pledged to cover obligations of each Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by each Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of each Fund. Any additional required collateral is delivered to/pledged by each Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to each Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent each Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
22

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
The following tables present derivative assets and liabilities net of amounts available for offset under a master netting agreement and any related collateral received or posted by each Fund for forward foreign currency contracts and total return swaps as of March 31, 2022:
Counterparty	Derivative Assets - Gross	Derivative Available for Offset	Collateral Received	Derivative Assets - Net*
Sirios Long/Short Fund
Morgan Stanley	$687,827	$(373,605)	$—	$314,222
Sirios Focus Fund
Morgan Stanley	$108,579	$(108,579)	$—	$ —

*	Net amount represents the net receivable from the counterparty in the event of a default.
Counterparty	Derivative Liabilities - Gross	Derivative Available for Offset	Collateral Posted	Derivative Liabilities - Net **
Sirios Long/Short Fund
Morgan Stanley	$(373,605)	$373,605	$—	$ —
Sirios Focus Fund
Morgan Stanley	$(113,967)	$108,579	$—	$(5,388)

**	Net amount represents the net payable to the counterparty in the event of a default.
Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
Short Sales — Each Fund may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.
23

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
As of March 31, 2022, the Sirios Long/Short Fund had securities sold short totaling $393,855, securities pledged as collateral totaling $1,511,713 and deposits with brokers for securities sold short totaling $380,613.
In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security.
Disclosures About Derivative Instruments and Hedging Activities
The following tables provide quantitative disclosures about fair value amounts of, gains and losses on, each Fund’s derivative instruments as of March 31, 2022.
The following table lists the fair values of each Fund’s derivative holdings as of March 31, 2022 grouped by contract type and risk exposure category.
Sirios Long/Short Fund Derivative Type	Location Statement of Assets and Liabilities	Equity Risk	Foreign Currency Risk	Total
Asset Derivatives
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$ —	$ 170	$ 170
Swap Contracts	Unrealized appreciation on swap contracts	687,657	—	687,657
Total Value - Assets		$ 687,657	$ 170	$ 687,827
Liability Derivatives
Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$ —	$(42,871)	$ (42,871)
Swap Contracts	Unrealized depreciation on swap contracts	(330,734)	—	(330,734)
Total Value - Liabilities		$(330,734)	$(42,871)	$(373,605)
Sirios Focus Fund Derivative Type	Location Statement of Assets and Liabilities	Equity Risk	Foreign Currency Risk	Total
Asset Derivatives
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$ —	$ 33	$ 33
Swap Contracts	Unrealized appreciation on swap contracts	108,546	—	108,546
Total Value - Assets		$108,546	$ 33	$ 108,579
Liability Derivatives
Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$ —	$(16,733)	$ (16,733)
Swap Contracts	Unrealized depreciation on swap contracts	(97,234)	—	(97,234)
Total Value - Liabilities		$ (97,234)	$(16,733)	$(113,967)
24

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
The following table lists the amounts of realized gains or losses included in net decrease in net assets resulting from operations for the period ended March 31, 2022, grouped by contract type and risk exposure.
Sirios Long/Short Fund Derivative Type	Location Statement of Operations	Equity Risk	Foreign Currency Risk	Total
Realized Gain(Loss)
Forward Foreign Currency Contracts	Net realized gain/(loss) from forward foreign currency contracts	$ —	$280,914	$ 280,914
Purchased Options	Net realized gain/(loss) from investments	(6,456)	—	(6,456)
Swap Contracts	Net realized gain/(loss) from swap contracts	(1,162,295)	—	(1,162,295)
Total Realized Gain(Loss)		$(1,168,751)	$280,914	$ (887,837)
Sirios Focus Fund Derivative Type	Location Statement of Operations	Equity Risk	Foreign Currency Risk	Total
Realized Gain(Loss)
Forward Foreign Currency Contracts	Net realized gain/(loss) from forward foreign currency contracts	$ —	$111,671	$111,671
Purchased Options	Net realized gain/(loss) from investments	(2,549)	—	(2,549)
Swap Contracts	Net realized gain/(loss) from swap contracts	(3,387)	—	(3,387)
Total Realized Gain(Loss)		$(5,936)	$111,671	$105,735
The following table lists the amounts of change in unrealized appreciation (depreciation) included in net decrease in net assets resulting from operations for the period ended March 31, 2022, grouped by contract type and risk exposure.
Sirios Long/Short Fund Derivative Type	Location Statement of Operations	Equity Risk	Foreign Currency Risk	Total
Change in Appreciation (Depreciation)
Forward Foreign Currency Contracts	Net change in unrealized depreciation on forward foreign currency contracts	$ —	$(113,729)	$(113,729)
Swap Contracts	Net change in unrealized appreciation on swap contracts	673,564	—	673,564
Total Change in Appreciation (Depreciation)		$673,564	$(113,729)	$ 559,835
Sirios Focus Fund Derivative Type	Location Statement of Operations	Equity Risk	Foreign Currency Risk	Total
Change in Appreciation (Depreciation)
Forward Foreign Currency Contracts	Net change in unrealized depreciation on forward foreign currency contracts	$ —	$(44,710)	$(44,710)
Swap Contracts	Net change in unrealized depreciation on swap contracts	(46,550)	—	(46,550)
Total Change in Appreciation (Depreciation)		$(46,550)	$(44,710)	$(91,260)
25

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
2. Transactions with Related Parties and Other Service Providers
Sirios Capital Management, L.P. (“Sirios”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser earns a monthly fee at the annual rate of 1.35% of the Sirios Long/Short Fund’s average daily net assets; and 0.90% of the Sirios Focus Fund’s average daily net assets. The Adviser has contractually agreed to reduce its compensation and/or reimburse certain expenses of each Fund to the extent necessary to ensure that each Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2023 for the Sirios Long/Short Fund and February 1, 2023 for the Sirios Focus Fund, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for each Fund. The Adviser is permitted to seek recoupment from each Fund for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless each Fund’s expenses are below the Expense Limitation. As of March 31, 2022, the amount of potential recovery was as follows:
	Expiration
	09/30/2022	09/30/2023	09/30/2024	03/31/2025	Total
Sirios Long/Short Fund	$112,220	$231,152	$230,327	$111,450	$685,149
Sirios Focus Fund	—	—	105,845	70,422	176,267
For the period ended March 31, 2022, the Adviser earned advisory fees of $203,306 and $53,809 for the Sirios Long/Short Fund and the Sirios Focus Fund, respectively. For the period ended March 31, 2022, the Adviser waived fees and/or reimbursed expenses of $111,450 and $70,422 for the Sirios Long/Short Fund and the Sirios Focus Fund, respectively.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon and the Transfer Agent have the ability to recover fees waived, if the Sirios Focus Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of March 31, 2022, the amount of potential recovery was $27,370. The ability to recover such amounts previously waived expires on December 16, 2023.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer Agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
26

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering officer until December 6, 2021. Effective December 7, 2021, Foreside Consulting LLC (Foreside) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, Alaric and Foreside are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended March 31, 2022, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Sirios Long/Short Fund	$12,510,684	$17,372,851
Sirios Focus Fund	4,682,713	6,542,193
4. Capital Share Transactions
For the six months ended March 31, 2022 and for the year ended September 30, 2021, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Sirios Long/Short Fund:
Institutional Class
Sales	—	$ —	—	$ —
Reinvestments	122,159	1,412,149	22,127	241,186
Redemptions	—	—	(12,430)	(135,274)
Net increase	122,159	$1,412,149	9,697	$ 105,912

Sirios Focus Fund:
Institutional Class
Sales	—	$ —	1,000,000	$10,000,000
Reinvestments	76,925	883,100	—	—
Redemptions	—	—	—	—
Net increase	76,925	$ 883,100	1,000,000	$10,000,000
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year.Each Fund has determined that there
27

SIRIOS FUNDS
Notes to Financial Statements (Concluded) March 31, 2022
(Unaudited)
was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended September 30, 2021, the tax character of distributions paid by the Sirios Long/Short Fund was $195,719 of ordinary income dividends and $45,467 of long-term capital gains. The Sirios Focus Fund had no distributions for the year ended September 30, 2021.
As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Sirios Long/Short Fund	$ —	$993,968	$3,294,405	$(44,460)
Sirios Focus Fund	765,510	—	913,164	—
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of the March 31, 2022, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sirios Long/Short Fund	$26,113,852	$3,044,763	$(380,994)	$2,663,769
Sirios Focus Fund	8,639,787	969,210	(141,019)	828,191

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2021. For the year ended September 30, 2021, the Sirios Long/Short Fund and the Sirios Focus Fund had late year ordinary loss deferrals of $44,460 and $0, respectively.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2021, the Sirios Long/Short Fund did not have any capital loss carryforwards.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
28

SIRIOS FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 640-5704 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Consideration of Investment Advisory Agreement
At an in-person meeting held on December 1-2, 2021 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) and the Trust (the “Sirios Agreement”) on behalf of the Sirios Long/Short Fund and the Sirios Focus Fund (together, the “Sirios Funds”). At the Meeting, the Board considered the continuation of the Sirios Agreement with respect to the Sirios Funds for an additional one-year period.
In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Sirios in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Sirios 15(c) Response”) regarding (i) the services performed by Sirios for the Sirios Funds, (ii) the composition and qualifications of Sirios’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Sirios Funds, (iv) the investment performance of the Sirios Funds, (v) the financial condition of Sirios, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Sirios Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Sirios’ ability to service the Sirios Funds, and (x) compliance with the Sirios Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Sirios 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the relative performance of the Sirios Funds; compliance with the Sirios Funds’ investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board considered additional information provided by representatives from Sirios invited to participate in the Meeting regarding Sirios’ history, performance, investment strategy, and compliance program. Representatives of Sirios responded to questions from the Board. In addition to the foregoing information, the Trustees also considered all other factors they believed to be relevant to considering the approval of the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Sirios Funds and Sirios, as provided by the terms of the Agreements, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
The Trustees considered the services provided by Sirios to the Sirios Funds. The Trustees considered Sirios’ personnel and the depth of Sirios’ personnel who provide investment management services to the Sirios Funds and their experience. Based on the Sirios 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Sirios are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be,
29

SIRIOS FUNDS
Other Information (Continued)
(Unaudited)
consistent with industry norms, (iii) the Sirios Funds are likely to benefit from the provision of those services, (iv) Sirios has sufficient personnel, with the appropriate skills and experience, to serve the Sirios Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Sirios Funds is likely to continue under the Agreements.
The Board discussed Sirios’ business continuity plan, and its ability to continue to manage the Sirios Funds effectively in light of the ongoing COVID-19 pandemic, continuing federal, state and local responses thereto and related volatility in the financial markets.
The Trustees considered the investment performance for the Sirios Funds and Sirios. The Trustees reviewed historical performance charts which showed the performance of the Sirios Funds as compared to their respective benchmark indices and Lipper categories for the year-to-date, one year, three year and since inception periods ended September 30, 2021, as applicable. The Trustees considered the short term and long term performance of the Sirios Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.
Sirios Long/Short Fund. The Trustees noted that the Sirios Long/Short Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the one year and since inception periods ended September 30, 2021 and underperformed for the year-to-date and three year periods ended September 30, 2021. They further noted that the Sirios Long/Short Fund’s Institutional Class shares outperformed the Lipper Alternative Long/Short Equity Funds Index for the one year period ended September 30, 2021 and underperformed for the year-to-date, three year and since inception periods ended September 30, 2021.
Sirios Focus Fund. The Trustees noted that the Sirios Focus Fund’s Institutional Class shares underperformed the S&P 500 Total Return Index for the year-to-date and since inception periods ended September 30, 2021. They further noted that the Sirios Focus Fund’s Institutional Class shares outperformed the Lipper Large-Cap Growth Funds Index for the year-to-date and since inception periods ended September 30, 2021.
The Trustees concluded that the performance of each of the Sirios Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.
The Trustees noted that the representatives of Sirios had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Sirios’ relationship with the Funds.
The Trustees also reviewed information regarding the fees Sirios charges to certain other clients and evaluated explanations provided by Sirios as to differences in fees charged to the Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Sirios Fund versus those funds in the Fund’s applicable Lipper category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Sirios are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Sirios.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Sirios Long/Short Fund. The contractual advisory fee and net total expense ratio for the Sirios Long/Short Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Sirios Long/Short Fund’s Peer Group.
Sirios Focus Fund. The contractual advisory fee and net total expense ratio for the Sirios Focus Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Sirios Focus Fund’s Peer Group.
30

SIRIOS FUNDS
Other Information (Concluded)
(Unaudited)
The Trustees considered the costs of the services provided by Sirios, the compensation and benefits received by Sirios in providing services to the Sirios Funds, the profitability and certain additional information related to the financial condition of Sirios. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Sirios.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Sirios Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Sirios Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Sirios Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Sirios has contractually agreed to waive fees and/or reimburse certain expenses of the Sirios Funds for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Sirios Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
31

Investment Adviser
Sirios Capital Management, L.P.
One International Place
Boston, MA 02110
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103-7096
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
SIR-0322

TOBAM Emerging Markets Fund
of
FundVantage Trust
Class I
SEMI-ANNUAL REPORT
March 31, 2022
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

TOBAM Emerging Markets Fund
Semi-Annual Report
Performance Data
March 31, 2022
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2022
	Six Months†	1 Year	3 Years	Since Inception
Class I	-9.14%	-11.39%	0.59%	3.25% *
MSCI ® EM Net TR Index	-8.20%	-11.37%	4.94%	5.50% **

†	Not Annualized.
*	The TOBAM Emerging Markets Fund (the "Fund") Class I shares commenced operation on April 25, 2017.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 282-6161. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.15% and 1.10%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios are stated in the current prospectus dated February 1, 2022, and may differ from the actual expenses incurred by the Fund for the period covered by this report. TOBAM (“TOBAM” or the “Adviser”) has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 1.10% with respect to Class I shares, of the Fund's average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in effect until January 31, 2023, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser may recoup, subject to approval by the Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above.
The Fund evaluates its performance as compared to that of the Morgan Stanley Capital International Emerging Markets Net Total Return Index (“MSCI® EM Net TR Index”). The MSCI® EM Net TR Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East. An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.
1

TOBAM EMERGING MARKETS FUND
Fund Expense Disclosure
March 31, 2022
(Unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2021 through March 31, 2022 and held for the entire period.
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period*
TOBAM Emerging Markets Fund
Class I
Actual	$1,000.00	$ 908.60	$5.23
Hypothetical (5% return before expenses)	1,000.00	1,019.45	5.54

*	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2022 of 1.10% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (9.14)% for Class I shares.
2

TOBAM Emerging Markets Fund
Portfolio Holdings Summary Table
March 31, 2022
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals	10.3%	$ 11,374,270
Telecommunications	7.9	8,772,746
Banks	7.1	7,864,300
Food	6.0	6,606,099
Transportation	4.4	4,855,064
Gas	4.1	4,573,840
Software	4.0	4,388,558
Computers	3.9	4,275,857
Mining	3.8	4,229,825
Semiconductors	3.8	4,217,988
Electronics	3.5	3,824,789
Retail	3.4	3,712,455
Oil & Gas	2.8	3,097,280
Healthcare-Services	2.7	3,010,485
Biotechnology	2.3	2,582,978
Internet	2.2	2,371,737
Electric	2.1	2,366,157
Energy-Alternate Sources	2.0	2,192,080
Real Estate	1.9	2,050,317
Miscellaneous Manufacturing	1.6	1,731,824
Forest Products & Paper	1.4	1,571,261
Healthcare-Products	1.3	1,478,799
Diversified Financial Services	1.3	1,430,719
Agriculture	1.3	1,381,878
Apparel	1.3	1,377,186
Beverages	1.2	1,280,499
Chemicals	1.1	1,198,395
Water	1.1	1,177,149
Auto Manufacturers	1.0	1,077,374
Cosmetics/Personal Care	0.9	1,030,833
Home Furnishings	0.9	1,015,711
Shipbuilding	0.8	853,958
Commercial Services	0.8	844,567
Airlines	0.6	670,080
Engineering & Construction	0.5	580,600
Auto Parts & Equipment	0.5	521,213
Machinery-Construction & Mining	0.4	475,615
Insurance	0.4	420,678
Electrical Components & Equipments	0.3	380,462
Leisure Time	0.3	361,132
Housewares	0.3	325,988
Machinery-Diversified	0.2	269,059
Metal Fabricate/Hardware	0.2	207,347
Household Products/Wares	0.1	157,878
Textiles	0.1	136,570
Total Common Stocks	98.1	108,323,600
The accompanying notes are an integral part of the financial statements.
3

TOBAM Emerging Markets Fund
Portfolio Holdings Summary Table (Concluded)
March 31, 2022
(Unaudited)
	% of Net Assets	Value
PREFERRED STOCKS:
Banks	0.4%	$ 499,872
Total Preferred Stocks	0.4	499,872
Other Assets in Excess of Liabilities	1.5%	1,646,610
NET ASSETS	100.0%	$110,470,082

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
4

TOBAM EMERGING MARKETS FUND
Portfolio of Investments
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.1%
Brazil — 3.7%
Atacadao SA	136,200	$ 646,521
CCR SA	120,000	346,058
Raia Drogasil SA	310,500	1,561,288
Suzano SA	135,400	1,571,261
		4,125,128
Chile — 0.1%
Cencosud SA	81,441	160,439
China — 31.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	37,800	138,867
Agricultural Bank of China Ltd., Class H	656,000	250,778
Anhui Kouzi Distillery Co. Ltd., Class A	10,400	88,056
Anhui Yingjia Distillery Co. Ltd., Class A	11,500	97,572
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,200	242,051
Bank of Hangzhou Co. Ltd., Class A	104,600	231,577
BeiGene Ltd., ADR*	2,986	563,160
Beijing Kingsoft Office Software, Inc., Class A	8,038	236,530
Beijing Roborock Technology Co. Ltd., Class A	1,276	111,251
Bosideng International Holdings Ltd.	684,000	316,926
By-health Co. Ltd., Class A	29,100	97,122
CanSino Biologics, Inc., Class H*	22,600	359,709
Changchun High & New Technology Industry Group, Inc., Class A	7,100	186,951
Chengxin Lithium Group Co. Ltd., Class A*	16,100	127,641
China Construction Bank Corp., Class H	471,000	352,810
China CSSC Holdings Ltd., Class A	82,300	223,327
China Feihe Ltd.	399,000	392,830
China Gas Holdings Ltd.	376,200	479,498
China Literature Ltd.*	118,400	484,898
China Mengniu Dairy Co. Ltd.	73,000	391,382
China Overseas Land & Investment Ltd.	258,500	769,226
China Resources Gas Group Ltd.	268,000	1,127,979
China Yangtze Power Co. Ltd., Class A	292,811	1,012,294
China Zhenhua Group Science & Technology Co. Ltd., Class A	9,300	165,451
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Chongqing Changan Automobile Co. Ltd., Class A	106,160	$ 188,101
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,788	582,798
COSCO SHIPPING Holdings Co. Ltd., Class H*	132,500	227,814
Dongfang Electric Corp. Ltd., Class A	53,400	113,354
Dongyue Group Ltd.	272,000	368,492
Ecovacs Robotics Co. Ltd., Class A	8,600	146,786
ENN Energy Holdings Ltd.	104,400	1,559,311
GD Power Development Co. Ltd., Class A	316,700	125,096
Gemdale Corp., Class A	75,600	170,196
Gigadevice Semiconductor Beijing, Inc., Class A	11,900	262,480
Ginlong Technologies Co. Ltd., Class A	4,300	141,055
GoerTek, Inc., Class A	42,400	228,264
GOME Retail Holdings Ltd.*	3,647,000	226,150
Guangdong Investment Ltd.	864,000	1,177,149
Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,500	92,513
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,200	122,972
Hangzhou First Applied Material Co. Ltd., Class A	16,563	294,037
Hangzhou Silan Microelectronics Co. Ltd., Class A	24,100	182,624
Hengan International Group Co. Ltd.	127,500	587,491
Hoshine Silicon Industry Co. Ltd., Class A	6,500	106,623
Huadong Medicine Co. Ltd., Class A	32,700	171,449
Hualan Biological Engineering, Inc., Class A	34,907	111,359
Huizhou Desay Sv Automotive Co. Ltd., Class A	8,000	158,534
I-Mab, SP ADR*	8,700	141,288
Industrial & Commercial Bank of China Ltd., Class H	1,788,000	1,096,138
Industrial Bank Co. Ltd., Class A	82,800	268,257
Ingenic Semiconductor Co. Ltd., Class A	8,100	115,769
iQIYI, Inc., ADR*	66,997	304,166
JA Solar Technology Co. Ltd., Class A	25,500	313,839

The accompanying notes are an integral part of the financial statements.
5

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
JCET Group Co. Ltd., Class A	34,200	$ 131,610
Jiangsu Eastern Shenghong Co. Ltd., Class A	61,300	136,570
Jiangsu Zhongtian Technology Co. Ltd., Class A	58,100	154,758
Kingdee International Software Group Co. Ltd.*	166,000	363,694
Kuang-Chi Technologies Co. Ltd., Class A*	38,500	103,671
Longfor Group Holdings Ltd.	112,000	572,899
Maxscend Microelectronics Co. Ltd., Class A	6,080	199,745
Metallurgical Corp. of China Ltd., Class A	285,700	168,524
Microport Scientific Corp.	67,400	149,951
Montage Technology Co. Ltd., Class A	19,973	210,618
Muyuan Foods Co. Ltd., Class A	86,184	768,259
NARI Technology Co. Ltd., Class A	54,600	269,059
National Silicon Industry Group Co. Ltd., Class A*	37,012	126,789
NAURA Technology Group Co. Ltd., Class A	9,200	393,048
New Hope Liuhe Co. Ltd., Class A*	83,500	222,509
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,626	153,854
Ningbo Shanshan Co. Ltd., Class A	37,100	162,293
Ningxia Baofeng Energy Group Co. Ltd., Class A	100,600	234,439
Ping An Healthcare and Technology Co. Ltd.*	130,800	338,056
Poly Developments and Holdings Group Co. Ltd., Class A	192,800	537,996
Postal Savings Bank of China Co. Ltd., Class H	2,050,000	1,650,757
Sangfor Technologies, Inc., Class A	7,558	132,432
SG Micro Corp., Class A	4,100	209,501
Shandong Gold Mining Co. Ltd., Class A	46,968	159,506
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	698,000	741,357
Shanghai Electric Group Co. Ltd., Class A	237,200	150,552
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,500	296,790
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	114,500	$ 554,882
Shanghai Putailai New Energy Technology Co. Ltd., Class A	12,000	263,581
Shanxi Meijin Energy Co. Ltd., Class A*	67,400	135,114
Shenzhen Kangtai Biological Products Co. Ltd., Class A	12,400	181,333
Shenzhen Transsion Holdings Co. Ltd., Class A	12,014	180,290
Shenzhou International Group Holdings Ltd.	6,600	87,133
Sichuan Road & Bridge Co. Ltd., Class A	84,000	137,617
Sichuan Swellfun Co. Ltd., Class A	8,800	113,798
Silergy Corp.	2,000	234,502
StarPower Semiconductor Ltd., Class A	2,800	169,185
Sungrow Power Supply Co. Ltd., Class A	25,300	424,338
Sunwoda Electronic Co. Ltd., Class A	28,300	121,057
Suzhou Maxwell Technologies Co. Ltd., Class A	1,691	139,251
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	10,400	116,547
Thunder Software Technology Co. Ltd., Class A	6,400	99,224
Tingyi Cayman Islands Holding Corp.	570,000	955,801
Trina Solar Co. Ltd., Class A	29,750	273,719
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,500	336,677
Vipshop Holdings Ltd., ADR*	21,947	197,523
Walvax Biotechnology Co. Ltd., Class A	25,900	222,881
Want Want China Holdings Ltd.	1,365,000	1,259,540
Wens Foodstuffs Group Co. Ltd., Class A*	112,820	391,110
Will Semiconductor Co. Ltd. Shanghai, Class A	14,541	439,297
Wingtech Technology Co. Ltd., Class A	20,900	265,834
Xiamen Faratronic Co. Ltd., Class A	3,800	119,793

The accompanying notes are an integral part of the financial statements.
6

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	64,200	$ 131,994
YongXing Special Materials Technology Co. Ltd., Class A	6,200	114,834
		34,438,083
Greece — 0.4%
JUMBO SA	26,678	397,482
India — 21.9%
Adani Green Energy Ltd.*	48,926	1,228,767
Adani Total Gas Ltd.	49,595	1,407,052
Apollo Hospitals Enterprise Ltd.	8,151	483,741
Aurobindo Pharma Ltd.	57,236	502,724
Avenue Supermarts Ltd.*	27,344	1,437,996
Bandhan Bank Ltd.	164,440	662,369
Bharat Petroleum Corp. Ltd.	246,515	1,164,003
Bharti Airtel Ltd.*	142,540	1,413,207
Cipla Ltd.	136,644	1,829,534
Container Corp. Of India Ltd.	67,054	591,217
Dr Reddy's Laboratories Ltd.	28,101	1,590,060
Eicher Motors Ltd.	27,576	889,273
Godrej Consumer Products Ltd.*	38,233	375,386
HCL Technologies Ltd.	49,456	755,829
Hero MotoCorp Ltd.	12,007	361,132
Hindustan Petroleum Corp. Ltd.	178,778	632,942
Indian Oil Corp. Ltd.	526,995	822,375
Indian Railway Catering & Tourism Corp. Ltd.	68,847	697,388
Indus Towers Ltd.*	192,627	561,527
InterGlobe Aviation Ltd.*	25,360	670,080
Jubilant Foodworks Ltd.	6,541	226,032
Lupin Ltd.	64,416	633,072
Sun Pharmaceutical Industries Ltd.	148,037	1,781,793
Tata Consultancy Services Ltd.	17,589	864,418
Tech Mahindra Ltd.	53,616	1,054,894
United Spirits Ltd.*	84,149	981,073
Yes Bank Ltd.*	3,240,121	523,275
		24,141,159
Indonesia — 2.0%
Bank Jago Tbk PT*	694,700	707,906
Merdeka Copper Gold Tbk PT*	752,100	236,275
Telkom Indonesia Persero Tbk PT	2,246,400	714,695
Tower Bersama Infrastructure Tbk PT	2,184,200	435,516
Unilever Indonesia Tbk PT	620,800	157,878
		2,252,270
	Number of Shares	Value
COMMON STOCKS — (Continued)
Malaysia — 3.3%
Axiata Group Bhd	810,485	$ 730,540
Hartalega Holdings Bhd	490,700	566,002
Maxis Bhd	392,800	366,362
Public Bank Bhd	1,129,700	1,253,155
Top Glove Corp. Bhd	1,570,200	716,995
		3,633,054
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	24,600	185,298
Peru — 1.0%
Cia de Minas Buenaventura SAA, ADR*	46,230	465,536
Credicorp Ltd.	3,968	681,980
		1,147,516
Poland — 1.8%
CD Projekt SA	20,337	834,805
Dino Polska SA*	3,214	259,392
Orange Polska SA*	208,357	390,213
Polski Koncern Naftowy ORLEN SA	26,634	477,960
		1,962,370
Russia — 0.0%
Polyus PJSC(a)	1,069	—
South Africa — 3.6%
AngloGold Ashanti Ltd.	56,233	1,334,300
Capitec Bank Holdings Ltd.	4,651	740,720
Gold Fields Ltd.	100,067	1,549,598
Harmony Gold Mining Co. Ltd.	71,178	356,969
		3,981,587
South Korea — 9.6%
Alteogen, Inc.*	5,224	241,287
Amorepacific Corp.	5,000	655,447
Celltrion Healthcare Co. Ltd.	15,571	829,447
Celltrion Pharm, Inc.*	4,359	350,041
Celltrion, Inc.	2,172	305,711
Coway Co. Ltd.	13,442	757,674
Doosan Heavy Industries & Construction Co. Ltd.*	19,529	325,063
Green Cross Corp.	1,504	249,546
Hanmi Pharm Co. Ltd.	1,710	385,225
Hanon Systems	37,480	362,679
HLB, Inc.*	25,131	630,631
HMM Co. Ltd.	34,352	818,319
Hyundai Glovis Co. Ltd.	1,189	187,482
LG Uplus Corp.	11,376	130,875

The accompanying notes are an integral part of the financial statements.
7

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
March 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Meritz Fire & Marine Insurance Co. Ltd.	5,062	$ 197,012
NCSoft Corp.	2,510	962,601
Netmarble Corp.	2,865	261,817
Orion Corp.	6,580	479,131
Pearl Abyss Corp.*	7,907	642,898
Samsung Biologics Co. Ltd.*	471	320,034
Samsung Fire & Marine Insurance Co. Ltd.	1,242	223,666
Seegene, Inc.	10,408	436,149
SK Chemicals Co. Ltd.	2,983	331,883
SK Telecom Co. Ltd.	7,371	344,655
Yuhan Corp.	3,546	170,127
		10,599,400
Taiwan — 13.8%
Accton Technology Corp.	86,000	661,255
Asustek Computer, Inc.	106,000	1,375,209
AU Optronics Corp.	1,845,000	1,258,394
E Ink Holdings, Inc.	138,000	877,515
Eclat Textile Co. Ltd.	33,660	557,231
Far EasTone Telecommunications Co. Ltd.	461,000	1,181,205
Feng TAY Enterprise Co. Ltd.	110,200	732,822
Innolux Corp.	615,000	356,185
Inventec Corp.	765,000	655,763
Micro-Star International Co. Ltd.	96,000	431,007
momo.com, Inc.	13,000	422,549
Nien Made Enterprise Co. Ltd.	28,000	325,988
Oneness Biotech Co. Ltd.*	63,000	469,946
Taiwan High Speed Rail Corp.	547,000	549,533
Taiwan Mobile Co. Ltd.	412,000	1,507,648
United Microelectronics Corp.	726,000	1,333,244
Wan Hai Lines Ltd.	144,800	792,979
Wiwynn Corp.	22,000	776,081
Yang Ming Marine Transport Corp.*	231,000	990,332
		15,254,886
Thailand — 5.5%
Airports of Thailand PCL*	138,400	274,459
	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Bangkok Dusit Medical Services PCL, Class F	2,340,200	$ 1,754,980
Bangkok Expressway & Metro PCL	1,911,100	498,509
Berli Jucker PCL	342,400	370,269
Bumrungrad Hospital PCL	112,900	529,713
Charoen Pokphand Foods PCL	1,129,820	817,598
Energy Absolute PCL	154,000	451,987
Krungthai Card PCL	184,800	340,063
Sri Trang Gloves Thailand PCL, Class F	240,800	182,863
Srisawad Corp. PCL	205,200	349,936
Thai Union Group PCL, Class F	836,500	474,551
		6,044,928
TOTAL COMMON STOCKS (Cost $104,122,856)		108,323,600
PREFERRED STOCKS — 0.4%
Brazil — 0.4%
Itau Unibanco Holding SA(b)	86,700	499,872
TOTAL PREFERRED STOCKS (Cost $439,636)		499,872
TOTAL INVESTMENTS - 98.5% (Cost $104,562,492)		108,823,472
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		1,646,610
NET ASSETS - 100.0%		$ 110,470,082

(a)	Security is deemed illiquid at March 31, 2022.
(b)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
*	Non-income producing.
ADR	American Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.
8

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Concluded)
March 31, 2022
(Unaudited)
At March 31, 2022, the Fund held the following open positions in futures contracts:
Long Futures Outstanding	Expiration Date	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Appreciation
MSCI ® Emerging Markets Index	06/17/22	31	$1,607,025	$1,744,525	$137,500
					$137,500
The accompanying notes are an integral part of the financial statements.
9

TOBAM EMERGING MARKETS FUND
Statement of Assets and Liabilities
March 31, 2022
(Unaudited)
Assets
Investments, at value (Cost $104,562,492)	$108,823,472
Cash and cash equivalents	1,845,617
Foreign currency, at value (Cost $83,617)	84,287
Receivables:
Dividends	148,237
Prepaid expenses and other assets	3,386
Total Assets	110,904,999
Liabilities
Payables:
Variation margin on futures contracts*	98,865
Investment adviser	199,900
Audit fees	44,576
Custodian fees	44,384
Administration and accounting fees	22,711
Deferred foreign capital gains tax	5,206
Investments purchased	15
Accrued expenses	19,260
Total Liabilities	434,917
Net Assets	$110,470,082
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 104,029
Paid-in capital	108,451,874
Total distributable earnings	1,914,179
Net Assets	$110,470,082
Class I Shares:
Net assets	$110,470,082
Shares outstanding	10,402,936
Net asset value, offering and redemption price per share	$ 10.62

*	Primary risk exposure is equity index contracts.
The accompanying notes are an integral part of the financial statements.
10

TOBAM EMERGING MARKETS FUND
Statement of Operations
For the Six Months Ended March 31, 2022
(Unaudited)
Investment income
Dividends	$ 1,131,751
Less: foreign taxes withheld	(87,330)
Total investment income	1,044,421
Expenses
Advisory fees (Note 2)	468,926
Custodian fees(Note 2)	60,623
Administration and accounting fees (Note 2)	45,588
Trustees’ and officers’ fees(Note 2)	21,459
Audit fees	18,375
Legal fees	17,447
Registration and filing fees	14,797
Shareholder reporting fees	12,487
Transfer agent fees (Note 2)	12,296
Other expenses	7,064
Total expenses before waivers and reimbursements	679,062
Less: waivers and reimbursements(Note 2)	(33,859)
Net expenses after waivers and reimbursements	645,203
Net investment income	399,218
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments*	(331,268)
Net realized loss from foreign currency transactions	(44,419)
Net realized loss from futures contracts**	(269,702)
Net change in unrealized depreciation on investments***	(10,986,577)
Net change in unrealized appreciation on foreign currency translations	3,002
Net change in unrealized appreciation on futures contracts**	202,719
Net realized and unrealized loss on investments	(11,426,245)
Net decrease in net assets resulting from operations	$(11,027,027)

*	Net realized loss from investments includes foreign capital gains tax of $79,869.
**	Primary risk exposure is equity index contracts.
***	Includes net increase in deferred foreign capital gains tax of $5,206.
The accompanying notes are an integral part of the financial statements.
11

TOBAM EMERGING MARKETS FUND
Statements of Changes in Net Assets
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment income	$ 399,218	$ 1,021,816
Net realized gains/(losses) from investments, foreign currency transactions and futures contracts	(645,389)	5,231,085
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translations and futures contracts	(10,780,856)	5,303,811
Net increase/(decrease) in net assets resulting from operations	(11,027,027)	11,556,712
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class I	(1,339,760)	(405,754)
Net decrease in net assets from dividends and distributions to shareholders	(1,339,760)	(405,754)
Increase in net assets derived from capital share transactions (Note 4)	1,249,482	5,405,721
Total increase/(decrease) in net assets	(11,117,305)	16,556,679
Net assets
Beginning of period	121,587,387	105,030,708
End of period	$110,470,082	$121,587,387
The accompanying notes are an integral part of the financial statements.
12

TOBAM EMERGING MARKETS FUND
Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period from April 25, 2017* to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 11.82	$ 10.68	$ 10.25	$ 11.58	$ 11.35	$ 10.00
Net investment income(1)	0.04	0.10	0.07	0.15	0.16	0.15
Net realized and unrealized gain/(loss) on investments	(1.11)	1.08	0.47	(0.91)	0.27	1.20
Total from investment operations	(1.07)	1.18	0.54	(0.76)	0.43	1.35
Dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.04)	(0.11)	(0.12)	(0.19)	—
Net realized capital gains	—	—	—	(0.45)	(0.01)	—
Total dividends and distributions to shareholders	(0.13)	(0.04)	(0.11)	(0.57)	(0.20)	—
Net asset value, end of period	$ 10.62	$ 11.82	$ 10.68	$ 10.25	$ 11.58	$ 11.35
Total investment return(2)	(9.14)%	11.05%	5.30%	(6.47)%	3.79%	13.50%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$110,470	$121,587	$105,031	$99,673	$49,822	$48,020
Ratio of expenses to average net assets	1.10% (3)	1.10%	1.10%	1.10%	0.95%	0.85% (3)
Ratio of expenses to average net assets without waivers and reimbursements(4)	1.16% (3)	1.15%	1.17%	1.20%	1.44%	1.66% (3)
Ratio of net investment income to average net assets	0.68% (3)	0.83%	0.68%	1.48%	1.27%	3.29% (3)
Portfolio turnover rate	20% (5)	42%	42%	42%	33%	14% (5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
13

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements March 31, 2022
(Unaudited)
1. Organization and Significant Accounting Policies
The TOBAM Emerging Markets Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on April 25, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. As of March 31, 2022, Class A and Class C shares have not been issued.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
14

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund's investments carried at fair value:
	Total Value at 03/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Brazil	$ 4,125,128	$ 4,125,128	$ —	$ —
Chile	160,439	160,439	—	—
China	34,438,083	2,497,127	31,940,956	—
Greece	397,482	—	397,482	—
India	24,141,159	1,407,052	22,734,107	—
Indonesia	2,252,270	—	2,252,270	—
Malaysia	3,633,054	2,013,537	1,619,517	—
Mexico	185,298	185,298	—	—
Peru	1,147,516	1,147,516	—	—
Poland	1,962,370	—	1,962,370	—
Russia	—	—	—	—
South Africa	3,981,587	—	3,981,587	—
South Korea	10,599,400	—	10,599,400	—
Taiwan	15,254,886	—	15,254,886	—
Thailand	6,044,928	—	6,044,928	—
Preferred Stocks	499,872	499,872	—	—
Derivatives:
Equity Contracts
Long Futures	137,500	—	137,500	—
Total Assets	$ 108,960,972	$ 12,035,969	$ 96,925,003	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to
15

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2022, there were no transfers in or out of Level 3.
Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.
During the reporting period, the Fund entered into futures contracts to gain exposure to various markets, as part of the Fund’s investment strategy.
For the six months ended March 31, 2022, the Fund's monthly average volume of futures bought long was $960,542.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Foreign Currency Translation—Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.
16

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholder which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. Management is continuing to monitor this development and evaluate its impact on the Fund. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruption.
Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
Emerging Markets Risk — The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
17

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
2. Transactions with Related Parties and Other Service Providers
TOBAM serves as investment adviser to the Fund. For its services, the Adviser is paid a monthly fee at the annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 1.10% (on an annual basis), with respect to Class I shares, of the Fund's average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser may recoup, subject to approval by the Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of March 31, 2022, the amount of potential recovery was as follows:
Expiration
09/30/2022	09/30/2023	09/30/2024	03/31/2025	Total
$37,959	$64,807	$63,299	$33,859	$199,924
For the six months ended March 31, 2022, the Adviser earned advisory fees of $468,926 and waived fees of $33,859.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer Agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the "Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC ("Alaric") provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer until December 6, 2021. Effective December 7, 2021, Foreside Consulting LLC ("Foreside") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, Alaric and Foreside are compensated for their services provided to the Trust.
18

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Continued)
March 31, 2022
(Unaudited)
3. Investment in Securities
For the six months ended March 31, 2022, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$23,658,092	$23,312,851
4. Capital Share Transactions
For the six months ended March 31, 2022 and the year ended September 30, 2021, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	5,436	$ 63,058	659,522	$ 8,000,000
Reinvestments	115,687	1,339,655	33,669	405,721
Redemptions	(5,436)	(153,231)	(237,154)	(3,000,000)
Net increase	115,687	$1,249,482	456,037	$ 5,405,721
There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year.The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended September 30, 2021, the tax character of distributions paid by the Fund was $405,754 of ordinary income dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:
Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$(1,758,888)	$911,499	$15,128,355

The differences between the book and tax basis components of distributable earnings relate primarily to outstanding wash sales loss deferrals.
19

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Concluded) March 31, 2022
(Unaudited)
As of the March 31, 2022, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
Federal Tax Cost*	$104,562,492
Unrealized Appreciation	18,916,981
Unrealized Depreciation	(14,656,001)
Net Unrealized Appreciation	$ 4,260,980

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2021. For the year ended September 30, 2021, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2021, the Fund had capital loss carryforward of $1,758,888, all of which are short-term losses and have an unlimited period of capital loss carryforward.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
20

TOBAM EMERGING MARKETS FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 282-6161 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Consideration of Investment Advisory Agreement
At a meeting held by videoconference on March 14-15, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between TOBAM (“TOBAM” or the “Adviser”) and the Trust (the “TOBAM Agreement”) on behalf of the TOBAM Emerging Markets Fund (“TOBAM Fund”). At the Meeting, the Board considered the continuation of the TOBAM Agreement with respect to the TOBAM Fund for an additional one-year period.
In determining whether to continue the TOBAM Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “TOBAM 15(c) Response”) regarding (i) the services performed by TOBAM for the TOBAM Fund, (ii) the composition and qualifications of TOBAM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the TOBAM Fund, (iv) investment performance of the TOBAM Fund, (v) the financial condition of TOBAM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the TOBAM Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on TOBAM’s ability to service the TOBAM Fund, and (x) compliance with the TOBAM Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the TOBAM 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the TOBAM Fund compared to the Lipper Index Emerging Markets Funds Index and the MSCI Emerging Markets NR Index; compliance with the TOBAM Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board considered additional information provided by representatives from TOBAM invited to participate in the Meeting regarding TOBAM’s history, performance, investment strategy, and compliance program. Representatives of TOBAM responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the continuation of the TOBAM Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the TOBAM Fund and TOBAM, as provided by the terms of the TOBAM Agreement, including the advisory fee under the TOBAM Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
The Trustees considered the services provided by TOBAM to the TOBAM Fund. The Trustees considered TOBAM’s personnel and the depth of TOBAM’s personnel who provide investment management services to the TOBAM Fund and their experience. Based on the TOBAM 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by TOBAM are appropriate and consistent with the terms of the TOBAM Agreement, (ii) that the quality of those services has been, and continues to
21

TOBAM EMERGING MARKETS FUND
Other Information (Continued)
(Unaudited)
be, consistent with industry norms, (iii) the TOBAM Fund is likely to benefit from the continued provision of those services, (iv) TOBAM has sufficient personnel, with the appropriate skills and experience, to serve the TOBAM Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the TOBAM Fund is likely to continue under the TOBAM Agreement.
The Board discussed TOBAM’s business continuity plan, and its ability to continue to manage the TOBAM Fund effectively in light of the ongoing COVID-19 pandemic, continuing federal, state and local responses thereto and related volatility in the financial markets.
The Trustees considered the investment performance for the TOBAM Fund and TOBAM. The Trustees reviewed historical performance charts, which showed the performance of Class I shares of the TOBAM Fund as compared to the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets NR Index, for the year-to-date, one-year, three-year and since inception periods ended December 31, 2021. The Trustees noted that Class I shares of the Fund underperformed the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets NR Index for the year-to-date, one-year, three-year and since inception periods ended December 31, 2021 and concluded that TOBAM had adequately explained the factors contributing to the TOBAM Fund’s performance over such periods. The Trustees concluded that the performance of the TOBAM Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.
The Trustees also considered information regarding TOBAM’s advisory fee and an analysis of this fee in relation to the delivery of services to the TOBAM Fund and any other ancillary benefit resulting from TOBAM’s relationship with the TOBAM Fund. The Trustees considered the fees that TOBAM charges to another client advised by TOBAM, and evaluated the explanation provided by TOBAM as to differences in fees charged to the TOBAM Fund and such other account, particularly the fact that the other account is not registered in the United States and is not offered for sale to U.S. persons. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the TOBAM Fund versus those funds in the TOBAM Fund’s Lipper category (the “Peer Group”). The Trustees noted that the contractual advisory fee and net total expense ratio of the TOBAM Fund’s Class I shares were each lower than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fee and services provided by TOBAM are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the TOBAM Fund based on the information provided at the Meeting.
The Trustees considered the costs of the services provided by TOBAM, the compensation and benefits received by TOBAM in providing services to the TOBAM Fund, the profitability and certain additional information related to the financial condition of TOBAM. In addition, the Trustees considered any direct or indirect revenues received by affiliates of TOBAM.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the TOBAM Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of the TOBAM Fund increase as a result of breakpoint reductions in the Advisory fee rate at specific asset levels which are reflected in the fee schedule of the TOBAM Agreement. In addition, the Trustees also considered the Adviser's efforts to grow the TOBAM Fund's assets as economies of scale may be achieved due to the ability of the TOBAM Fund to spread its fixed costs across a larger asset base.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the TOBAM Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
22

Investment Adviser
TOBAM
49-53, Avenue des Champs-Élysées
75008 Paris, France
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103-7096
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
TOB-0322

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date     June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date     June 6, 2022

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and Chief Financial Officer (principal financial officer)

Date     June 6, 2022

* Print the name and title of each signing officer under his or her signature.